As filed with the Securities and Exchange Commission on April 27, 2018

Securities Act Registration No. 333-42004

Investment Company Act File No. 811-10027

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 54

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 55

State Farm Mutual Fund Trust

(Exact name of Registrant as Specified in Charter)

One State Farm Plaza, Bloomington, Illinois	61710-0001
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (800) 447-4930

Alan Goldberg
Joe R. Monk, Jr.	Stradley Ronon Stevens & Young, LLP
One State Farm Plaza	191 North Wacker Drive, Suite 1601
Bloomington, Illinois 61710-0001	Chicago, Illinois 60606

(Names and addresses of agents for service)

Amending Parts A, B and C, and filing exhibits

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to rule 485(b)

☐	pursuant to rule 485(b)

☐	on [ ] pursuant to rule 485(a)(1)

☒	on May 1, 2018 pursuant to rule 485(b)

☐	75 days after filing pursuant to rule 485(a)(2)

☐	on ___________ pursuant to rule 485(a)(2)

May 1, 2018

State Farm Mutual Fund Trust

PROSPECTUS

Class A
Class B
Premier
Legacy Class B

State Farm Equity Fund

State Farm Small/Mid Cap Equity Fund

State Farm International Equity Fund

State Farm S&P 500® Index Fund

State Farm Small Cap Index Fund

State Farm International Index Fund

State Farm Equity and Bond Fund

State Farm Bond Fund

State Farm Tax Advantaged Bond Fund

State Farm Money Market Fund

State Farm LifePath® Retirement Fund

State Farm LifePath 2020 Fund

State Farm LifePath 2030 Fund

State Farm LifePath 2040 Fund

State Farm LifePath 2050 Fund

To enroll in electronic delivery of mutual funds documents, log into your account at statefarm.com®, click on Profile and Preferences, and scroll down to Paperless Preferences. Follow the prompts to update your paperless options.

State Farm Mutual Fund Trust

Class A Shares

Class B Shares

Premier Shares

Legacy Class B Shares

	Class A	Class B	Premier	Legacy Class B
• State Farm Equity Fund	SNEAX	SNEBX	SLEAX	SLEBX
• State Farm Small/Mid Cap Equity Fund	SSNAX	SSNBX	SFSAX	SFSBX
• State Farm International Equity Fund	SNIAX	SNIBX	SFFAX	SFFBX
• State Farm S&P 500 Index Fund	SNPAX	SNPBX	SLIAX	SLIBX
• State Farm Small Cap Index Fund	SNRAX	SNRBX	SMIAX	SMIBX
• State Farm International Index Fund	NFSAX	NFSBX	SIIAX	SIIBX
• State Farm Equity and Bond Fund	NBSAX	NBSBX	SLBAX	SLBBX
• State Farm Bond Fund	BNSAX	BNSBX	SFBAX	SFBBX
• State Farm Tax Advantaged Bond Fund	TANAX	TANBX	SFTAX	SFTBX
• State Farm Money Market Fund	MNAXX	MNBXX	SAAXX	SABXX
• State Farm LifePath® Retirement Fund	NILAX	NILBX	SLRAX	SLRBX
• State Farm LifePath 2020 Fund	NLWAX	NLWBX	SAWAX	SAWBX
• State Farm LifePath 2030 Fund	NLHAX	NLHBX	SAYAX	SAYBX
• State Farm LifePath 2040 Fund	NLOAX	NLBOX	SAUAX	SAUBX
• State Farm LifePath 2050 Fund	NLPAX		NLPPX

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

PROSPECTUS—May 1, 2018

INVESTMENTS, EXPENSES, STRATEGIES, RISKS AND PERFORMANCE

STATE FARM EQUITY FUND

(SNEAX) (SNEBX) (SLEAX) (SLEBX)

Investment Objective:    The State Farm Equity Fund (the “Fund” or the “Equity Fund”) seeks long term growth of capital.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 93 of the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Premier	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%	None	5.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum account fee*	None	None	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Premier	Legacy Class B
Management fees	0.60%	0.60%	0.60%	0.60%
Distribution [and/or Service] (12b-1) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.30%	0.30%	0.20%	0.30%
Total Annual Fund Operating Expenses	1.15%	1.85%	1.05%	1.55%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$611	$847	$1,101	$1,828
Class B	$688	$932	$1,201	$1,986
Premier	$602	$817	$1,050	$1,718
Legacy Class B	$458	$765	$1,045	$1,738

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$188	$582	$1,001	$1,986
Legacy Class B	$158	$490	$ 845	$1,738

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”), select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund’s portfolio. State Farm Investment Management Corp. (the “Manager” or “SFIMC”) monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund’s portfolio are discussed separately below.

Bridgeway

Bridgeway primarily invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway defines “large stocks” as those whose market capitalization (stock market worth) falls within the range of the Russell 1000® Index, an unmanaged, market value weighted index, which measures performance of approximately 1,000 of the largest companies in the U.S. market with dividends reinvested. The Russell 1000 Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Growth stocks are those that

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Bridgeway believes have above average prospects for economic growth. Bridgeway selects stocks within the large-cap growth category for the Equity Fund using a statistically driven approach. Under normal circumstances, at least 80% of Bridgeway’s portion of the Equity Fund’s net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap growth category at the time of purchase.

Bridgeway may invest up to 10% of its segment of the Fund’s assets primarily in common stocks and depositary receipts of foreign companies.

Westwood

Under normal market conditions, Westwood invests at least 80% of its portion of the Equity Fund (which includes, for purposes of this test, the amount of any borrowings for investment purposes) primarily in common stocks of large capitalization companies, including foreign companies. Westwood may invest its portion of the Equity Fund in securities of companies economically tied to emerging markets. Westwood invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Westwood defines large capitalization companies as those companies with market capitalizations generally greater than $5 billion at the time of purchase, while seasoned companies generally have been operating for at least three years.

In selecting securities, Westwood maintains a list of approved securities of issuers which it believes have proven records and potential for above-average earnings growth. Westwood considers purchasing a security on such list if Westwood’s forecast for growth rates and earnings for that issuer exceeds Wall Street expectations. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt to equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood has disciplines in place that serve as sell signals, such as a security reaching a pre-determined price target, and/or a fundamental change that negatively impacts the outlook and original investment thesis. The risk characteristics of Westwood’s portion of the Equity Fund, such as beta (a measure of volatility), are generally expected to be less than those of the S&P 500 Index, the Fund’s benchmark.

Both Bridgeway and Westwood may sell individual securities for several reasons including: the investment purpose of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Equity Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

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Equity Securities Risk.    Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Holders of common stock generally are subject to more risks than holders of preferred stock and debt securities because the status of common stockholders upon the bankruptcy of the issuer is subordinated to that of preferred stock and debt holders.

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Premier shares. Sales charges or loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns, which reflect the deduction of the maximum sales charges or loads, for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at

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https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 13.22%,

during the first quarter of 2012.

Worst quarter: -24.19%,

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Premier shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.

Average Annual Total Returns (For the periods ended December 31, 2017)
Equity Fund	1 Year	5 Years	10 Years
Premier Shares (formerly known as Legacy Class A shares)
• Return Before Taxes	17.78%	14.28%	5.99%
• Return After Taxes on Distributions	15.62%	13.09%	5.36%
• Return After Taxes on Distributions and Sale of Fund Shares	11.51%	11.32%	4.72%
Legacy Class B Shares
• Return Before Taxes	20.74%	14.80%	6.22%
Class A Shares
• Return Before Taxes	17.67%	14.29%	5.98%
Class B Shares
• Return Before Taxes	18.72%	14.52%	6.02%
S&P 500 Index (reflects no deduction for fees, expenses or taxes.)	21.83%	15.79%	8.50%

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Fund Management

Investment Adviser—The investment adviser for the Fund is SFIMC.

Sub-Adviser—The Fund is sub-advised by Bridgeway and Westwood.

Portfolio Managers—

	Name	Title	Length of Service
Bridgeway	John Montgomery	Chief Investment Officer, Portfolio Manager	Since 2008

	Elena Khoziaeva	Portfolio Manager	Since 2008

	Michael Whipple	Portfolio Manager	Since 2008

Westwood	Mark Freeman	Chief Investment Officer	Since 2008

	Matt Lockridge	Senior Vice President and Research Analyst	Since 2012

	Scott Lawson	Vice President and Senior Research Analyst	Since 2008

	Varun Singh	Vice President and Senior Research Analyst	Since 2013

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or automated clearing house (“ACH”) without an automatic investment plan (“AIP”)	$1,000 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$1,000 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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STATE FARM SMALL/MID CAP EQUITY FUND

(SSNAX) (SSNBX) (SFSAX) (SFSBX)

Investment Objective:     The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund” or the “Fund”) seeks long-term growth of capital.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 93 of the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Premier	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%	None	5.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum account fee*	None	None	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Premier	Legacy Class B
Management fees	0.80%	0.80%	0.80%	0.80%
Distribution [and/or Service] (12b-1) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.34%	0.34%	0.24%	0.34%
Acquired Fund Fees & Expenses(1)	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	1.43%	2.13%	1.33%	1.83%
Less: Fee Waiver	-0.29%	-0.29%	-0.29%	-0.29%
Total Annual Fund Operating Expenses after Fee Waiver(2)	1.14%	1.84%	1.04%	1.54%

(1)	“Acquired Fund Fees & Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees & Expenses.
(2)	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive 0.29% of management fees for each share class of the Small/Mid Cap Equity Fund. This fee waiver applies through April 30, 2019, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver in the first year, and the Total Annual Fund Operating Expenses for periods thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$610	$903	$1,216	$2,104
Class B	$687	$989	$1,318	$2,261
Premier	$601	$873	$1,166	$1,997
Legacy Class B	$457	$822	$1,163	$2,019

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$187	$639	$1,118	$2,261
Legacy Class B	$157	$547	$ 963	$2,019

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s

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performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.

Principal Investment Strategies

The Manager has hired Bridgeway Capital Management, Inc. (“Bridgeway”) to select investments for approximately one-half of the Small/Mid Cap Equity Fund’s portfolio. The Manager monitors the performance of Bridgeway and the allocation of the Small/Mid Cap Equity Fund’s portfolio to Bridgeway. The Manager invests the other one-half of the Small/Mid Cap Equity Fund’s portfolio in shares of the iShares Core S&P Mid-Cap ETF, ticker symbol IJH, an exchange traded fund advised by BlackRock Fund Advisors (“BFA”). The iShares Core S&P Mid-Cap EFT seeks to track the investment results of the S&P Mid-Cap 400® (the “Underlying Index”). The Underlying Index measures the performance of the mid-capitalization sector of the U.S. equity market. The principal investment strategies employed by Bridgeway for its portion of the Small/Mid Cap Equity Fund’s portfolio and the principal investment strategies of BFA in managing the iShares Core S&P Mid-Cap ETF are discussed separately below.

Bridgeway

Bridgeway primarily invests its segment of the Fund in a diversified portfolio of small capitalization stocks. Bridgeway defines “small stocks” as those whose market capitalization (stock market value) falls within the range of the Russell 2000 Index, an unmanaged, market value weighted index, which measures performance of approximately 2,000 companies that are between the 1,000th and 3,000th largest in the U.S. market with dividends reinvested. The Russell 2000 Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Bridgeway selects stocks using a statistically driven approach.

Bridgeway invests in small capitalization stocks in the “value” category, which it defines as those stocks that Bridgeway believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Under normal circumstances, at least 80% of Bridgeway’s portion of the Fund’s net assets (plus borrowings for investment purposes) is invested in stocks from among those in the small cap value category at the time of purchase. However, Bridgeway will not necessarily sell a stock if it “migrates” to a different category after purchase.

Bridgeway may invest up to 10% of its segment of the Fund’s portfolio primarily in common stocks and depositary receipts of foreign companies.

Bridgeway may sell individual securities for several reasons including: the investment purpose for purchasing the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

The Manager’s Investment of Fund Assets in the iShares Core S&P Mid-Cap ETF

The Manager invests approximately one-half of the Small/Mid Cap Equity Fund’s portfolio in shares of the iShares Core S&P Mid-Cap ETF. The following discussion relates to the principal investment strategies of the iShares Core S&P Mid-Cap ETF.

The iShares Core S&P Mid-Cap ETF seeks to track the investment results of the Underlying Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. As of March 30, 2018, the Underlying Index included approximately 6.23% of the market capitalization of all U.S. equity securities. As of March 30, 2018, the stocks in the Underlying Index have a market capitalization between $1.6 billion and $6.8 billion at time of entry, which may fluctuate depending on the overall level of the equity markets, and are selected for liquidity and industry group representation. The Underlying Index consists of stocks from a broad range of industries. Components primarily include financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

BFA uses a “passive” or indexing approach to try to achieve the iShares Core S&P Mid-Cap ETF’s investment objective. Unlike many investment companies, the iShares Core S&P Mid-Cap ETF does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the iShares Core S&P Mid-Cap ETF will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the iShares Core S&P Mid-Cap ETF. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The iShares Core S&P Mid-Cap ETF may or may not hold all of the securities in the Underlying Index.

The iShares Core S&P Mid-Cap ETF generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The iShares Core S&P Mid-Cap ETF may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the iShares Core S&P Mid-Cap ETF track the Underlying Index. The iShares Core S&P Mid-Cap ETF seeks to track the investment results of the Underlying Index before fees and expenses of the iShares Core S&P Mid-Cap ETF.

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The iShares Core S&P Mid-Cap ETF may lend securities representing up to one-third of the value of the iShares Core S&P Mid-Cap ETF’s total assets (including the value of any collateral received).

The Underlying Index is a product of S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), which is independent of the iShares Core S&P Mid-Cap ETF and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Industry Concentration Policy.    The iShares Core S&P Mid-Cap ETF will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

Underlying Fund Risk.    Because it invests approximately 50% of its assets in the iShares Core S&P Mid-Cap ETF, the Fund’s investment performance significantly depends on the investment performance of that underlying ETF. An investment in the Fund is subject to the risks associated with the iShares Core S&P Mid-Cap ETF. In particular, the Fund may be subject to the following risks as a result of its investment in the iShares Core S&P Mid-Cap ETF:

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Asset Class Risk.    Securities and other assets in the Underlying Index or in the iShares Core S&P Mid-Cap ETF’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

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Assets under Management (AUM) Risk.    From time to time, an Authorized Participant (as defined in the Creations and Redemptions section of the iShares Core S&P Mid-Cap ETF’s prospectus), a third party investor, the iShares Core S&P Mid-Cap ETF investment adviser or any affiliate of the iShares Core S&P Mid-Cap ETF investment adviser, or a fund may invest in the iShares Core S&P Mid-Cap ETF and hold its investment for a specific period of time in order to facilitate commencement of the iShares Core S&P Mid-Cap ETF’s operations or for the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the iShares Core S&P Mid-Cap ETF would be maintained at such levels, which could negatively impact the iShares Core S&P Mid-Cap ETF.

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Authorized Participant Concentration Risk.    Only an Authorized Participant may engage in creation or redemption transactions directly with the iShares Core S&P Mid-Cap ETF. The iShares Core S&P Mid-Cap ETF has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the iShares Core S&P Mid-Cap ETF and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of iShares Core S&P Mid-Cap ETF Shares section of the iShares Core S&P Mid-Cap ETF’s Prospectus), iShares Core S&P Mid-Cap ETF shares may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.

•

Concentration Risk.    The iShares Core S&P Mid-Cap ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the iShares Core S&P Mid-Cap ETF’s investments more than the market as a whole, to the extent that the iShares Core S&P Mid-Cap ETF’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

•

Cyber Security Risk.    Failures or breaches of the electronic systems of the iShares Core S&P Mid-Cap ETF, the iShares Core S&P Mid-Cap ETF’s investment adviser, distributor, and other service providers, market makers, Authorized Participants or the issuers of securities in which the iShares Core S&P Mid-Cap ETF invests have the ability to cause disruptions and negatively impact the iShares Core S&P Mid-Cap ETF’s business operations, potentially resulting in financial losses to the iShares Core S&P Mid-Cap ETF and its shareholders. While the iShares Core S&P Mid-Cap ETF has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore the iShares Core S&P Mid-Cap ETF cannot control the cyber security plans and systems of the iShares Core S&P Mid-Cap ETF’s service providers, the Index Provider, market makers, Authorized Participants or issuers of securities in which the iShares Core S&P Mid-Cap ETF invests.

•

Index-Related Risk.    There is no guarantee that the iShares Core S&P Mid-Cap ETF will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the iShares Core S&P Mid-Cap ETF’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the iShares Core S&P Mid-Cap ETF and its shareholders.

•

Management Risk.    As the iShares Core S&P Mid-Cap ETF may not fully replicate the Underlying Index, and it is subject to the risk that the iShares Core S&P Mid-Cap ETF‘s investment strategy may not produce the intended results.

7

•

Market Trading Risk.    The iShares Core S&P Mid-Cap ETF faces numerous market trading risks, including the potential lack of an active market for iShares Core S&P Mid-Cap ETF shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the iShares Core S&P Mid-Cap ETF’s shares trading at a premium or discount to net asset value.

•

Operational Risk.    The iShares Core S&P Mid-Cap ETF is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the iShares Core S&P Mid-Cap ETF’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The iShares Core S&P Mid-Cap ETF and its investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

•	Passive Investment Risk. The iShares Core S&P Mid-Cap ETF is not actively managed and generally does not attempt to take defensive positions under any market conditions, including declining markets.

•

Securities Lending Risk.    The iShares Core S&P Mid-Cap ETF may engage in securities lending. Securities lending involves the risk that the iShares Core S&P Mid-Cap ETF may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The iShares Core S&P Mid-Cap ETF could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the iShares Core S&P Mid-Cap ETF.

•

Tracking Error Risk.    Tracking error is the divergence of the iShares Core S&P Mid-Cap ETF’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the iShares Core S&P Mid-Cap ETF’s portfolio and those included in the Underlying Index, pricing differences (including differences between a security’s price at the local market close and the iShares Core S&P Mid-Cap ETF’s valuation of a security at the time of calculation of the iShares Core S&P Mid-Cap ETF’s NAV), transaction costs, the iShares Core S&P Mid-Cap ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the iShares Core S&P Mid-Cap ETF incurs fees and expenses, while the Underlying Index does not.

Fund Risk.    The Fund as a whole is subject to the following risks:

•

Equity Securities Risk.    Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Holders of common stock generally are subject to more risks than holders of preferred stock and debt securities because the status of common stockholders upon the bankruptcy of the issuer is subordinated to that of preferred stock and debt holders.

•

Financials Sector Risk.    Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber-attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

•

Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Industrials Sector Risk.    The industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

•

Information Technology Sector Risk.    Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

•

Issuer Risk.    Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•	Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or

8

economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Mid-Capitalization Companies Risk.    Investments and securities of mid-cap companies may involve greater risk of loss than investing in larger, more established companies. Mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently at a lower volume than more widely held securities. The prices of mid-cap companies’ stock tend to fluctuate in value more than those of larger capitalization stocks.

•

Risk of Investing in Developed Countries.    The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

•

Risk of Investing in the United States.    The Fund has significant exposure to U.S. issuers. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

•

Smaller Company Size Risk.    The securities of smaller capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

•

Investment Company Securities Risk.    The Fund invests in securities of other open-end investment companies. The risks of investments in other investment companies typically reflect the risks of the types of securities in which those underlying funds invest. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Premier shares. Sales charges or loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns, which reflect the deduction of the maximum sales charges or loads, for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. Prior to May 1, 2017, the portion of the Fund’s assets invested in the iShares Core S&P Mid-Cap ETF were invested directly in equity securities pursuant to a different investment strategy. The returns in the bar chart and table below show how the Fund performed using the previous investment strategy. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 18.77%,

during the second quarter of 2009.

Worst quarter: -29.67%,

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Premier shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.

9

Average Annual Total Returns (For the periods ended December 31, 2017)
Small/Mid Cap Equity Fund	1 Year	5 Years	10 Years
Premier Shares (formerly known as Legacy Class A shares)
• Return Before Taxes	6.11%	9.66%	4.41%
• Return After Taxes on Distributions	2.46%	7.56%	3.39%
• Return After Taxes on Distributions and Sale of Fund Shares	5.39%	7.35%	3.35%
Legacy Class B Shares
• Return Before Taxes	8.45%	10.11%	4.63%
Class A Shares
• Return Before Taxes	6.11%	9.64%	4.39%
Class B Shares
• Return Before Taxes	6.45%	9.92%	4.47%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes.)	16.81%	14.33%	9.22%

Fund Management

Investment Adviser—The investment adviser for the Fund is SFIMC.

Sub-Adviser—Approximately 50% of the Fund’s portfolio is sub-advised by Bridgeway.

Portfolio Managers—

	Name	Title	Length of Service
Bridgeway	John Montgomery	Chief Investment Officer, Portfolio Manager	Since 2006

	Elena Khoziaeva	Portfolio Manager	Since 2006

	Michael Whipple	Portfolio Manager	Since 2006

SFIMC	Scott Hintz	Assistant Vice President—Investment Planning Services	Since May 2017

	Corey Schieler	Investment Planning Services Director	Since May 2017

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or automated clearing house (“ACH”) without an automatic investment plan (“AIP”)	$1,000 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$1,000 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

10

STATE FARM INTERNATIONAL EQUITY FUND

(SNIAX) (SNIBX) (SFFAX) (SFFBX)

Investment Objective:    The State Farm International Equity Fund (the “International Equity Fund” or the “Fund”) seeks long term growth of capital.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 93 of the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Premier	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%	None	5.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum account fee*	None	None	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Premier	Legacy Class B
Management fees	0.80%	0.80%	0.80%	0.80%
Distribution [and/or Service] (12b-1) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.44%	0.44%	0.34%	0.44%
Total Annual Fund Operating Expenses	1.49%	2.19%	1.39%	1.89%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$644	$ 947	$1,273	$2,191
Class B	$722	$1,035	$1,375	$2,347
Premier	$634	$ 918	$1,222	$2,085
Legacy Class B	$492	$ 869	$1,221	$2,108

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$222	$685	$1,175	$2,347
Legacy Class B	$192	$594	$1,021	$2,108

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

Two different investment sub-advisers, Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”), select investments for the International Equity Fund. Marsico and Northern Cross each manage approximately one-half of the International Equity Fund’s portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund’s portfolio are discussed separately below.

Marsico

Marsico invests its portion of the International Equity Fund primarily in common stocks of foreign companies that it selects for their long-term growth potential. Marsico may invest its portion of the International Equity Fund in an unlimited number of companies of any size throughout the world, and normally invests in the securities of issuers that are economically tied to at least four different foreign countries. The Fund may invest in securities of companies economically tied to emerging markets. Some issuers of securities in the Fund’s portfolio may be based in or economically tied to the U.S. In selecting investments for the Fund, Marsico uses an approach that combines ‘top-down’ macro-economic analysis that focuses on broad financial and economic indicators with ‘bottom-up’ stock selection that initially focuses on individual stocks.

11

Marsico may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Northern Cross

Northern Cross invests its portion of the International Equity Fund in securities issued by foreign companies, which it believes have the potential for long term margin expansion. Northern Cross primarily focuses on common stocks priced cheaply relative to some financial measure of worth, such as ratios of price to earnings, price to sales or price to cash flow. Under normal market conditions, Northern Cross will invest its portion of the International Equity Fund in 60-80 companies with a diversified representation of sectors. In selecting securities for the International Equity Fund, Northern Cross gives careful consideration to currency, political stability and other effects of international investing.

Northern Cross may sell individual securities for several reasons including: full valuation of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Premier shares. Sales charges or loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns, which reflect the deduction of the maximum sales charges or loads, for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 25.34%,

during the second quarter of 2009.

Worst quarter: -23.62%,

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before

12

Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Premier shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.

Average Annual Total Returns (For the periods ended December 31, 2017)
International Equity Fund	1 Year	5 Years	10 Years
Premier Shares (formerly known as Legacy Class A shares)
• Return Before Taxes	27.06%	5.65%	0.79%
• Return After Taxes on Distributions	26.39%	5.54%	0.70%
• Return After Taxes on Distributions and Sale of Fund Shares	16.03%	4.51%	0.71%
Legacy Class B Shares
• Return Before Taxes	30.59%	6.03%	0.96%
Class A Shares
• Return Before Taxes	27.05%	5.62%	0.76%
Class B Shares
• Return Before Taxes	28.46%	5.86%	0.80%
MSCI ACWI ex. U.S Index (reflects no deduction for fees, expenses or taxes.)	27.19%	6.80%	1.84%

Fund Management

Investment Adviser—The investment adviser for the Fund is SFIMC.

Sub-Adviser—The Fund is sub-advised by Marsico and Northern Cross.

Portfolio Managers—

	Name	Title	Length of Service
Marsico	Tom Marsico	Chief Investment Officer and Portfolio Manager	Since 2017

	Robert Susman	Portfolio Manager	Since 2017

Northern Cross	Howard Appleby	Principal	Since 2008

	James LaTorre	Principal	Since 2008

	Jean-Francois Ducrest	Principal	Since 2008

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or automated clearing house (“ACH”) without an automatic investment plan (“AIP”)	$1,000 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$1,000 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

13

STATE FARM S&P 500 INDEX FUND

(SNPAX) (SNPBX) (SLIAX) (SLIBX)

Investment Objective:    The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund” or the “Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 93 of the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Premier	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%	None	5.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum account fee*	None	None	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Premier	Legacy Class B
Management fees	0.10%	0.10%	0.10%	0.10%
Distribution [and/or Service] (12b-1) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.29%	0.29%	0.19%	0.29%
Total Annual Fund Operating Expenses	0.64%	1.34%	0.54%	1.04%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$562	$695	$839	$1,258
Class B	$636	$775	$934	$1,420
Premier	$552	$664	$787	$1,143
Legacy Class B	$406	$606	$774	$1,158

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$136	$425	$734	$1,420
Legacy Class B	$106	$331	$574	$1,158

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The S&P 500 Index Fund seeks to achieve investment performance that is similar to the S&P 500 Index (the Fund’s target benchmark). The S&P 500 Index is a widely used measure of large U.S. company stock performance. Standard & Poor’s (“S&P”) selects stocks for the S&P 500 Index based upon the following factors:

•	market value

•	industry group classification (so that the S&P 500 Index represents a broad range of industry segments within the U.S. economy)

•	trading activity, to ensure ample liquidity and efficient share pricing

•	fundamental analysis, to ensure that companies in the S&P 500 Index are stable

The S&P 500 Index Fund pursues its investment objective by:

•	investing in substantially all of the securities that make up the S&P 500 Index

•	investing in these securities in proportions that match, approximately, the weightings of the S&P 500 Index

14

Under normal operating conditions, the S&P 500 Index Fund seeks to invest at least 90% of its total assets in stocks that are represented in the S&P 500 Index.

BlackRock Fund Advisors (“BFA”), the sub-adviser to the Fund, may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Index Fund Risk.    An index fund has operating and other expenses, while an index does not. As a result, while the Fund will attempt to track its benchmark index as closely as possible, there is no guarantee that this Fund will succeed in its attempt, and it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, that fund will perform poorly when the index performs poorly.

•

Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Fund, State Farm Investment Management Corp. (“SFIMC” or the “Manager”) or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.

•

Concentration Risk.    The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) to approximately the same extent that the applicable index concentrates in a particular industry. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Premier shares. Sales charges or loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns, which reflect the deduction of the maximum sales charges or loads, for the periods listed to measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 15.64%,

during the second quarter of 2009.

Worst quarter: -21.98%,

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Premier shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.

15

Average Annual Total Returns (For the periods ended December 31, 2017)
S&P 500 Index Fund	1 Year	5 Years	10 Years
Premier Shares (formerly known as Legacy Class A shares)
• Return Before Taxes	15.35%	13.86%	7.21%
• Return After Taxes on Distributions	14.66%	13.39%	6.87%
• Return After Taxes on Distributions and Sale of Fund Shares	9.26%	11.08%	5.79%
Legacy Class B Shares
• Return Before Taxes	18.15%	14.38%	7.40%
Class A Shares
• Return Before Taxes	15.14%	13.84%	7.19%
Class B Shares
• Return Before Taxes	16.02%	14.07%	7.16%
S&P 500 Index (reflects no deduction for fees, expenses or taxes.)	21.83%	15.79%	8.50%

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The Fund is sub-advised by BFA.

Portfolio Managers of BFA—

Name	Title	Length of Service
Alan Mason	Managing Director	Since 2014

Greg Savage	Managing Director	Since 2012

Jennifer Hsui	Managing Director	Since 2016

Creighton Jue	Managing Director	Since 2016

Rachel Aguirre	Director	Since 2016

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or automated clearing house (“ACH”) without an automatic investment plan (“AIP”)	$1,000 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$1,000 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

16

STATE FARM SMALL CAP INDEX FUND

(SNRAX) (SNRBX) (SMIAX) (SMIBX)

Investment Objective:    The State Farm Small Cap Index Fund (the “Small Cap Index Fund” or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Small Stock Index.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 93 of the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Premier	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%	None	5.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum account fee*	None	None	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Premier	Legacy Class B
Management fees	0.13%	0.13%	0.13%	0.13%
Distribution [and/or Service] (12b-1) fees	0.25%	0.80%	0.25%	0.65%
Other Expenses	0.34%	0.34%	0.24%	0.34%
Total Annual Fund Operating Expenses	0.72%	1.27%	0.62%	1.12%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$570	$719	$881	$1,350
Class B	$629	$753	$897	$1,382
Premier	$560	$689	$828	$1,236
Legacy Class B	$414	$631	$817	$1,251

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$129	$403	$697	$1,382
Legacy Class B	$114	$356	$617	$1,251

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in stocks of companies that are included in the Russell 2000 Small Stock Index (the “Russell 2000 Index”) in a manner that is expected to approximate the performance of the Russell 2000 Index, the benchmark index. The Russell 2000 Index is an index of 2,000 small companies that is created by taking the largest 3,000 companies traded in the U.S and eliminating the largest 1,000 of these companies. Under normal operating conditions, the Fund seeks to invest at least 90% of its net assets in stocks that are represented in the Russell 2000 Index and will at all times invest a substantial portion of its total assets in such stocks. The Fund will invest in stocks that are represented in the Russell 2000 Index in weights that approximate the relative composition of the securities contained in the index.

The sub-adviser to the Fund may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in

17

the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Smaller Company Size Risk.    The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

•

Index Fund Risk.    An index fund has operating and other expenses, while an index does not. As a result, while the Fund will attempt to track its benchmark index as closely as possible, there is no guarantee that this Fund will succeed in its attempt, and it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, that fund will perform poorly when the index performs poorly.

•

Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Fund, the Manager or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.

•

Financial Sector Risk.    The Fund may invest 25% or more of its net assets in securities issued by companies in the financial sector. The market value of securities of issuers in the financial sector can be affected by various factors, such as adverse regulatory or economic occurrences, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions could adversely impact the value of such institutions.

•

Concentration Risk.    The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) to approximately the same extent that the applicable index concentrates in a particular industry. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Premier shares. Sales charges or loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns, which reflect the deduction of the maximum sales charges or loads, for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 20.43%,

during the second quarter of 2009.

Worst quarter: -26.25%,

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Premier shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.

18

Average Annual Total Returns (For the periods ended December 31, 2017)
Small Cap Index Fund	1 Year	5 Years	10 Years
Premier Shares (formerly known as Legacy Class A shares)
• Return Before Taxes	8.51%	12.11%	7.24%
• Return After Taxes on Distributions	6.82%	10.69%	6.32%
• Return After Taxes on Distributions and Sale of Fund Shares	6.03%	9.47%	5.70%
Legacy Class B Shares
• Return Before Taxes	11.01%	12.59%	7.46%
Class A Shares
• Return Before Taxes	8.36%	12.06%	7.21%
Class B Shares
• Return Before Taxes	9.00%	12.42%	7.26%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes.)	14.65%	14.12%	8.71%

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The Fund is sub-advised by BlackRock Fund Advisors (“BFA”).

Name	Title	Length of Service
Alan Mason	Managing Director	Since 2016

Greg Savage	Managing Director	Since 2016

Jennifer Hsui	Managing Director	Since 2016

Creighton Jue	Managing Director	Since 2016

Rachel Aguirre	Director	Since 2016

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or automated clearing house (“ACH”) without an automatic investment plan (“AIP”)	$1,000 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$1,000 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

19

STATE FARM INTERNATIONAL INDEX FUND

(NFSAX) (NFSBX) (SIIAX) (SIIBX)

Investment Objective:    The State Farm International Index Fund (the “International Index Fund” or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the MSCI Europe, Australasia, and Far East Free Index (“EAFE Free Index”).

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 93 of the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Premier	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%	None	5.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum account fee*	None	None	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Premier	Legacy Class B
Management fees	0.15%	0.15%	0.15%	0.15%
Distribution [and/or Service] (12b-1) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.44%	0.44%	0.34%	0.44%
Total Annual Fund Operating Expenses	0.84%	1.54%	0.74%	1.24%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$581	$755	$ 943	$1,485
Class B	$657	$836	$1,039	$1,646
Premier	$572	$725	$ 891	$1,372
Legacy Class B	$426	$668	$ 881	$1,389

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$157	$486	$839	$1,646
Legacy Class B	$126	$393	$681	$1,389

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in stocks of companies that are included in the EAFE Free Index in a manner that is expected to approximate the performance of the EAFE Free Index, the benchmark index. The EAFE Free Index is a capitalization-weighted index that currently includes stocks of companies located in 15 European countries, Australia, Israel, New Zealand, Hong Kong, Japan and Singapore. Under normal operating conditions, the Fund seeks to invest at least 90% of its net assets in stocks that are represented in the EAFE Free Index and will at all times invest a substantial portion of its total assets in such stocks. The Fund will invest in stocks that are represented in the EAFE Free Index in weights that approximate the relative composition of the securities contained in the index.

The sub-adviser to the Fund may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed

20

by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Index Fund Risk.    An index fund has operating and other expenses, while an index does not. As a result, while the Fund will attempt to track its benchmark index as closely as possible, there is no guarantee that this Fund will succeed in its attempt, and it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, that fund will perform poorly when the index performs poorly.

•

Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Fund, the Manager or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.

•

Concentration Risk.    The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) to approximately the same extent that the applicable index concentrates in a particular industry. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Premier shares. Sales charges or loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns, which reflect the deduction of the maximum sales charges or loads, for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 25.43%,

during the second quarter of 2009.

Worst quarter: -20.25%,

during the third quarter of 2011.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Premier shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.

21

Average Annual Total Returns (For the periods ended December 31, 2017)
International Index Fund	1 Year	5 Years	10 Years
Premier Shares (formerly known as Legacy Class A shares)
• Return Before Taxes	18.79%	5.74%	0.57%
• Return After Taxes on Distributions	18.25%	5.34%	0.31%
• Return After Taxes on Distributions and Sale of Fund Shares	11.36%	4.57%	0.57%
Legacy Class B Shares
• Return Before Taxes	21.87%	6.11%	0.77%
Class A Shares
• Return Before Taxes	18.72%	5.70%	0.58%
Class B Shares
• Return Before Taxes	19.77%	5.89%	0.57%
EAFE Free Index (reflects no deduction for fees, expenses or taxes.)	25.03%	7.90%	1.94%

Fund Management

Investment Adviser—The investment adviser for the Fund is SFIMC.

Sub-Adviser—The Fund is sub-advised by BlackRock Fund Advisors (“BFA”).

Portfolio Managers of BFA—

Name	Title	Length of Service
Alan Mason	Managing Director	Since 2016

Greg Savage	Managing Director	Since 2016

Jennifer Hsui	Managing Director	Since 2016

Creighton Jue	Managing Director	Since 2016

Rachel Aguirre	Director	Since 2016

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or automated clearing house (“ACH”) without an automatic investment plan (“AIP”)	$1,000 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$1,000 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

22

STATE FARM EQUITY AND BOND FUND

(NBSAX) (NBSBX) (SLBAX) (SLBBX)

Investment Objective:    The State Farm Equity and Bond Fund (the “Equity and Bond Fund” or the “Fund”) seeks long term growth of principal while providing some current income.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 93 of the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Premier	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%	None	5.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum account fee*	None	None	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Premier	Legacy Class B
Management fees	0.00%	0.00%	0.00%	0.00%
Distribution [and/or Service] (12b-1) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.09%	0.09%	0.09%	0.09%
Acquired Fund Fees & Expenses(1)	0.70%	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses	1.04%	1.74%	1.04%	1.44%
Less: Fee Waiver	-0.09%	-0.09%	-0.19%	-0.09%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.95%	1.65%	0.85%	1.35%

(1)	“Acquired Fund Fees & Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees & Expenses.
(2)	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to reimburse the Fund for expenses the Fund pays. The reimbursement is in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified level for each share class. This fee waiver applies through April 30, 2019, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver in the first year, and the Total Annual Fund Operating Expenses for periods thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$592	$806	$1,037	$1,700
Class B	$668	$889	$1,135	$1,859
Premier	$582	$796	$1,028	$1,691
Legacy Class B	$437	$722	$ 978	$1,608

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$168	$539	$935	$1,859
Legacy Class B	$137	$447	$778	$1,608

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund

23

operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The Equity and Bond Fund invests all of its assets in shares of the State Farm Equity Fund and the State Farm Bond Fund, two other funds of State Farm Mutual Fund Trust. Generally, the Equity and Bond Fund attempts to maintain approximately 60% of its net assets in shares of the State Farm Equity Fund and approximately 40% of its net assets in shares of the State Farm Bond Fund. The Equity and Bond Fund never invests more than 75% of its net assets in either underlying Fund.

Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”), select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund’s portfolio.

Bridgeway primarily invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway selects stocks within the large-cap growth category for the Equity Fund using a statistically driven approach.

Westwood primarily invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow.

The Manager selects investments for the Bond Fund. The Bond Fund is invested primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that the Manager has determined to be of comparable quality. A bond is investment grade if Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as “junk bonds.”

In making investment decisions on specific securities for the Bond Fund, the Manager looks for companies with one or more of the following characteristics:

•	Strong cash flow and a recurring revenue stream

•	A strong industry position

•	A strong financial position

•	Strong management with a clearly defined strategy

•	Capability to develop new or superior products or services

The Manager, Bridgeway, and Westwood may sell individual securities in the underlying funds for several reasons including: the investment purpose of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk.    The assessment by a fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Interest Rate Risk and Call Risk.    The risk that the bonds a fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, a fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•

Prepayment and Extension Risk.    The risk that homeowners or consumers may alter the pace of repayment on their mortgage or consumer loans, which may affect the yield of mortgage-or asset-backed securities that are backed by such loans.

•	Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to a fund, or that the credit quality

24

of the issuer falls. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

•	Inflation Risk. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

•

Liquidity Risk.    The investment adviser or sub-adviser to a fund may have difficulty selling securities a fund holds at the time it would like to sell, and at the value a fund has placed on those securities.

•

Income Risk.    The risk that the income from the bonds a fund holds will decline. This risk applies when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

•

Investment Company Securities Risk.    The Fund invests in securities of other open-end investment companies. The risks of investment in other investment companies typically reflect the risks of the types of securities in which those underlying funds invest. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

An investment in this Fund may be appropriate for you if you are seeking long term growth potential and some current income, or if you are seeking the convenience of a balanced portfolio of stocks and bonds in a single investment. You may not want to invest in this Fund if you have a short term investment horizon, want the greater growth potential of an investment entirely in equity securities or are unwilling to accept share price fluctuation.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Premier shares. Sales charges or loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns, which reflect the deduction of the maximum sales charges or loads, for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment- resources/price-performance-distributions/state-farm-fund- performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 8.42%,

during the third quarter of 2009.

Worst quarter: -13.81%,

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Premier shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.

25

Average Annual Total Returns (For the periods ended December 31, 2017)
Equity and Bond Fund	1 Year	5 Years	10 Years
Premier Shares (formerly known as Legacy Class A shares)
• Return Before Taxes	9.62%	8.92%	5.27%
• Return After Taxes on Distributions	8.14%	8.04%	4.44%
• Return After Taxes on Distributions and Sale of Fund Shares	6.23%	6.81%	3.91%
Legacy Class B Shares
• Return Before Taxes	12.07%	9.35%	5.47%
Class A Shares
• Return Before Taxes	9.47%	8.86%	5.24%
Class B Shares
• Return Before Taxes	10.09%	9.11%	5.30%
Blended Benchmark (reflects no deduction for fees, expenses or taxes.)	14.21%	10.13%	6.93%
S&P 500 Index (reflects no deduction for fees, expenses or taxes.)	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.)	3.54%	2.10%	4.01%

SFIMC computes the Blended Benchmark using 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The equity portion of the Fund is sub-advised by Bridgeway and Westwood.

Portfolio Managers—

	Name	Title	Length of Service
Bridgeway	John Montgomery	Chief Investment Officer, Portfolio Manager	Since 2008

	Elena Khoziaeva	Portfolio Manager	Since 2008

	Michael Whipple	Portfolio Manager	Since 2008

Westwood	Mark Freeman	Chief Investment Officer	Since 2008

	Matt Lockridge	Senior Vice President and Research Analyst	Since 2012

	Scott Lawson	Vice President and Senior Research Analyst	Since 2008

	Varun Singh	Vice President and Senior Research Analyst	Since 2013

	Name	Title	Length of Service

SFIMC	John Malito	Assistant Vice President—State Farm Investment Management Corp.; Investment Professional— State Farm Mutual Automobile Insurance Company	Since 2016

	Lisa Rogers	Assistant Vice President—State Farm Investment Management Corp.; Investment Executive— State Farm Mutual Automobile Insurance Company	Since 2016

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or automated clearing house (“ACH”) without an automatic investment plan (“AIP”)	$1,000 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$1,000 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, and following the instructions presented on the screen.

26

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

27

STATE FARM BOND FUND

(BNSAX) (BNSBX) (SFBAX) (SFBBX)

Investment Objective:    The State Farm Bond Fund (the “Bond Fund” or the “Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 93 of the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Premier	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	3.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	3.00%	None	3.00%
Maximum account fee*	None	None	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Premier	Legacy Class B
Management fees	0.10%	0.10%	0.10%	0.10%
Distribution [and/or Service] (12b-1) fees	0.25%	0.65%	0.25%	0.65%
Other Expenses	0.30%	0.30%	0.20%	0.30%
Total Annual Fund Operating Expenses	0.65%	1.05%	0.55%	1.05%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$364	$502	$651	$1,086
Class B	$407	$609	$779	$1,170
Premier	$355	$471	$598	$ 969
Legacy Class B	$407	$609	$779	$1,170

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$107	$334	$579	$1,170
Legacy Class B	$107	$334	$579	$1,170

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that State Farm Investment Management Corp. (“SFIMC” or the “Manager”) has determined to be of comparable quality. A bond is investment grade if Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Financial Services LLC (“S&P”) has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as “junk bonds.” The Bond Fund may invest in any of the following instruments:

•	Corporate Debt Securities: investment grade securities issued by corporations and to a limited extent (up to 20% of its assets), in lower rated securities

•	U.S. Government Debt Securities: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities

•	Foreign Government Debt Securities: investment grade securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars

•	Asset Backed and Mortgage Backed Securities: investment grade securities backed by mortgages, consumer loans and other assets

28

•

Other Issuer Debt Securities:    the Fund may invest up to 20% of its assets in non-investment grade debt securities and preferred stocks that are convertible into common stocks as well as nonconvertible preferred stocks or securities.

In making investment decisions on specific securities, the Manager looks for companies with one or more of the following characteristics:

•	Strong cash flow and a recurring revenue stream

•	A strong industry position

•	A strong financial position

•	Strong management with a clearly defined strategy

•	Capability to develop new or superior products or services

The Manager may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

•

Management Risk.    The assessment by the Fund’s investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Interest Rate Risk and Call Risk.    The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•

Prepayment and Extension Risk.    The risk that homeowners or consumers may alter the pace of repayment on their mortgage or consumer loans, which may affect the yield of mortgage-or asset-backed securities that are backed by such loans.

•

Credit Risk.    The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

•	Inflation Risk. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

•	Liquidity Risk. The investment adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•

Income Risk.    The risk that the income from the bonds the Fund holds will decline. This risk applies when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

You may want to invest in the Fund if you are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Premier shares. Sales charges or loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns, which reflect the deduction of the maximum sales charges or loads, for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 4.05%,

during the third quarter of 2011.

Worst quarter: -3.50%,

during the second quarter of 2013.

29

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Premier shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.

Average Annual Total Returns (For the periods ended December 31, 2017)
Bond Fund	1 Year	5 Years	10 Years
Premier Shares (formerly known as Legacy Class A shares)
• Return Before Taxes	-0.25%	1.06%	3.45%
• Return After Taxes on Distributions	-1.42%	-0.07%	2.24%
• Return After Taxes on Distributions and Sale of Fund Shares	0.04%	0.31%	2.18%
Legacy Class B Shares
• Return Before Taxes	-0.24%	0.91%	3.45%
Class A Shares
• Return Before Taxes	-0.26%	1.05%	3.44%
Class B Shares
• Return Before Taxes	-0.24%	0.91%	3.44%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.)	3.54%	2.10%	4.01%

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Portfolio Managers—

Name	Title	Length of Service
John Malito	Assistant Vice President—State Farm Investment Management Corp.; Investment Professional—State Farm Mutual Automobile Insurance Company	Since 2016
Lisa Rogers	Assistant Vice President—State Farm Investment Management Corp.; Investment Executive—State Farm Mutual Automobile Insurance Company	Since 2016

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or automated clearing house (“ACH”) without an automatic investment plan (“AIP”)	$1,000 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$1,000 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

30

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

31

STATE FARM TAX ADVANTAGED BOND FUND

(TANAX) (TANBX) (SFTAX) (SFTBX)

Investment Objective:    The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund” or the “Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 93 of the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Premier	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	3.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	3.00%	None	3.00%
Maximum account fee*	None	None	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Premier	Legacy Class B
Management fees	0.10%	0.10%	0.10%	0.10%
Distribution [and/or Service] (12b-1) fees	0.25%	0.65%	0.25%	0.65%
Other Expenses	0.31%	0.31%	0.21%	0.31%
Total Annual Fund Operating Expenses	0.66%	1.06%	0.56%	1.06%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$365	$505	$657	$1,098
Class B	$408	$612	$785	$1,182
Premier	$356	$474	$603	$ 980
Legacy Class B	$408	$612	$785	$1,182

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$108	$337	$585	$1,182
Legacy Class B	$108	$337	$585	$1,182

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies

The Tax Advantaged Bond Fund normally invests so that either (1) 80% or more of the Fund’s net investment income is exempt from regular federal income tax or (2) 80% or more of the Fund’s net assets is invested in securities that produce income exempt from regular federal income tax. The Tax Advantaged Bond Fund invests primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project). Dividends from the Fund largely will be exempt from federal income tax, but a portion of those dividends may be subject to the federal alternative minimum tax and state income taxes. If the Fund invests in securities that are not exempt from federal income tax, a portion of the Fund’s dividends may be subject to federal income tax. The Fund may hold bonds with maturities of one to thirty years, although a majority of the Fund’s investments are in bonds with maturities longer than five years.

The Tax Advantaged Bond Fund normally invests at least 80% of its total assets in municipal bonds within the highest four rating categories of Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”), meaning that the Fund may invest up to 20% of the Fund’s total assets in less than investment grade municipal bonds.

The Tax Advantaged Bond Fund tends to hold most municipal bonds until they mature or are called. State Farm Investment Management Corp. (“SFIMC” or the “Manager”) may sell individual securities for several reasons including: fundamental deterioration of

32

municipal prospects, liquidity needs or other portfolio management considerations, tax considerations, or better alternatives exist.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

•

Management Risk.    The assessment by the Fund’s investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Interest Rate Risk and Call Risk.    The risk that the municipal bonds the Fund holds may decline in value due to an increase in interest rates. All bonds are subject to interest rate risk. Municipal bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a municipal bond issuer will “call” or repay a higher yielding municipal bond before the maturity date of the municipal bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called municipal bond.

•

Credit Risk and Municipal Bond Risk.    The risk that a municipal bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Municipal bonds are subject to greater risk than U.S. Government bonds. Municipal securities can be significantly affected by political changes as well as uncertainties related to taxation, legislative changes or the rights of municipal security holders.

•	Inflation Risk. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

•	Liquidity Risk. The investment adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•

Income Risk.    The risk that the income from the municipal bonds the Fund holds will decline. This risk applies when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

You may want to invest in the Fund if you want regular tax-free dividends, want to reduce Federal income taxes on investment income, are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Premier shares. Sales charges or loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns, which reflect the deduction of the maximum sales charges or loads, for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 5.53%,

during the third quarter of 2009.

Worst quarter: -4.37%,

during the fourth quarter of 2010.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Premier shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.

33

Average Annual Total Returns (For the periods ended December 31, 2017)
Tax Advantaged Bond Fund	1 Year	5 Years	10 Years
Premier Shares (formerly known as Legacy Class A shares)
• Return Before Taxes	0.72%	1.78%	3.75%
• Return After Taxes on Distributions	0.72%	1.78%	3.73%
• Return After Taxes on Distributions and Sale of Fund Shares	1.54%	1.95%	3.61%
Legacy Class B Shares
• Return Before Taxes	0.58%	1.65%	3.72%
Class A Shares
• Return Before Taxes	0.59%	1.73%	3.72%
Class B Shares
• Return Before Taxes	0.58%	1.62%	3.72%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes.)	5.45%	3.02%	4.46%

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Portfolio Managers—

Name	Title	Length of Service
Robert Reardon	Assistant Vice President—State Farm Investment Management Corp.; Investment Executive—State Farm Mutual Automobile Insurance Company	Since 2000

Mike Zaroogian	Assistant Vice President—State Farm Investment Management Corp.; Investment Professional—State Farm Mutual Automobile Insurance Company	Since 2016

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or automated clearing house (“ACH”) without an automatic investment plan (“AIP”)	$1,000 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$1,000 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that will largely be exempt from regular federal income tax, because the Fund invests primarily in municipal bonds. The dividends from the Fund may be subject to state and local taxes. The Fund will provide you annually with state-by-state sources of its income.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

34

STATE FARM MONEY MARKET FUND

(MNAXX) (MNBXX) (SAAXX) (SABXX)

Investment Objective:    The State Farm Money Market Fund (the “Money Market Fund” or the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 93 of the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Premier	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	3.00%	None	3.00%
Maximum account fee*	None	None	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Premier	Legacy Class B
Management fees	0.10%	0.10%	0.10%	0.10%
Distribution [and/or Service] (12b-1) fees	0.15%	0.55%	0.15%	0.55%
Other Expenses	0.33%	0.33%	0.23%	0.33%
Total Annual Fund Operating Expenses	0.58%	0.98%	0.48%	0.98%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$ 59	$186	$324	$ 726
Class B	$400	$587	$742	$1,088
Premier	$ 49	$154	$269	$ 604
Legacy Class B	$400	$587	$742	$1,088

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$100	$312	$542	$1,088
Legacy Class B	$100	$312	$542	$1,088

Principal Investment Strategies

Under normal conditions, the Fund invests its assets primarily (at least 99.5%) in:

•	Debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities,

•	Cash, and

•	Repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

The Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund seeks to invest in securities that present minimal credit risk.

The Fund intends to qualify as a “government money market fund” as defined in, or interpreted in accordance with, Rule 2a-7 under the Investment Company Act of 1940, as amended. “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully. Government money market funds like the Fund are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the

35

Board of Trustees of State Farm Mutual Fund Trust may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board of Trustees has elected not to do so at this time.

The Fund’s adviser seeks to develop an appropriate portfolio of securities for the Fund by considering the differences in yields among securities of different maturities and issuers.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. An investor in the Fund is subject to the following types of risks:

•

Management Risk.    The assessment by the Fund’s investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Interest Rate Risk and Call Risk.    The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls.

•

Income Risk.    The risk that the income from the bonds the Fund holds will decline. This risk applies when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

•	Inflation Risk. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

•

Government Securities Risk.    The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

•

Transactions Risk.    The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

•

Net Asset Value Risk.    There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s sponsor will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

An investment in the Fund may be appropriate for you if you seek stability of principal, an investment for the cash portion of an asset allocation plan or are looking for an investment with a lower degree of risk. The Fund may not be suitable for you if you are seeking an investment that is likely to significantly outpace inflation, are investing for retirement or other longer term goals or are investing for growth or maximum current income.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Premier shares. Sales charges or loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table provides the Fund’s average annual total returns, which

36

reflect the deduction of the maximum sales charges or loads, for the periods listed. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual- funds/investment-resources/price-performance-distributions/state- farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 0.76%,

during the first quarter of 2008.

Worst quarter: 0.00%,

during the fourth quarter of 2016.

Average Annual Total Returns (For the periods ended December 31, 2017)
Money Market Fund	1 Year	5 Years	10 Years
Premier Shares (formerly known as Legacy Class A shares)
• Return Before Taxes	0.47%	0.09%	0.25%
Legacy Class B Shares
• Return Before Taxes	-2.76%	-0.35%	0.21%
Class A Shares
• Return Before Taxes	0.37%	0.07%	0.24%
Class B Shares
• Return Before Taxes	-2.73%	-0.35%	0.20%
The Money Market Fund’s current seven-day yield on December 31, 2017 was 0.9187% for Premier shares, 0.8170% for Legacy Class B shares, 0.8174% for Class A shares and 0.8155% for Class B shares.

Fund Management

Investment Adviser—The investment adviser to the Fund is State Farm Investment Management Corp.

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or automated clearing house (“ACH”) without an automatic investment plan (“AIP”)	$1,000 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$1,000 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

37

STATE FARM LIFEPATH RETIREMENT FUND

(NILAX) (NILBX) (SLRAX) (SLRBX)

Investment Objective:    The investment objective of the State Farm LifePath Retirement Fund (the “LifePath Retirement Fund” or “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Retirement Fund will be broadly diversified across global asset classes.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 93 of the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Premier	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%	None	5.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum account fee*	None	None	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Premier	Legacy Class B
Management Fees	0.26%	0.26%	0.26%	0.26%
Distribution [and/or Service] (12b-1) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.28%	0.28%	0.18%	0.28%
Acquired Fund Fees & Expenses(1)	0.11%	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	0.90%	1.60%	0.80%	1.30%

(1)	“Acquired Fund Fees & Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees & Expenses.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$587	$773	$ 974	$1,552
Class B	$663	$855	$1,071	$1,713
Premier	$578	$743	$ 922	$1,440
Legacy Class B	$432	$687	$ 913	$1,458

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$163	$505	$871	$1,713
Legacy Class B	$132	$412	$713	$1,458

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests its assets in a combination of equity (including real estate investment trusts) and bond exchange traded funds and a money market fund (the “Underlying Funds”) in proportion to the Fund’s own comprehensive investment strategy. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock Fund Advisors (“BFA”) serves as the sub-adviser to the Fund and selects investments for the Fund. BFA employs a multi-dimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this

38

multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations and expected returns. Certain Underlying Funds may invest in real estate investment trust (“REITs”), foreign securities, emerging markets securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

As of March 31, 2018, the Fund held approximately 40% of its assets in Underlying Funds that invest primarily in equity securities, 60% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Because the LifePath Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the LifePath Retirement Fund’s risk profile.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the Underlying Funds in which the Fund invests.

•

Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

•

Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector, asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, asset class, country, region or group of countries. The Fund also is subject to concentration risk because the Fund invests in a relatively small number of Underlying Funds. As a result, the appreciation or depreciation of any one Underlying Fund held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of Underlying Funds.

•

Convertible Securities Risk.    The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

•	Debt Securities Risk. Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk and prepayment risk, among other things.

•

Interest Rate Risk—The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including governmental policy, monetary policy, inflation expectations, perceptions of risk and supply and demand for bonds. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

•	Credit Risk—Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an

39

issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

•	Extension Risk—When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

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Prepayment Risk—When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•	Income Risk—The Fund’s income may decline due to a decline in inflation, deflation or changes in inflation expectations.

•	Inflation Risk—The risk that the value of assets or income from an investment will be worth less in the future as inflation decreases the value of money.

•	Derivatives Risk. The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

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Volatility Risk—Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

•	Counterparty Risk—Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

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Market and Liquidity Risk—The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

•	Valuation Risk—Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

•	Leverage Risk—Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

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Tax Risk—Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

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Regulatory Risk—Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through 2020. In addition, regulations adopted by prudential regulators that will begin to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.

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Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Securities Risk. Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

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The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

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The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

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•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

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Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

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The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.

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Investment Style Risk.    Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.

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Investments in Exchange Traded Funds Risk.    The Fund will invest substantially all of its assets in Underlying Funds that are exchange traded funds (“ETFs”) that are advised by BFA or one of its affiliates, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The Fund’s net asset value (“NAV”) will change with changes in the value of the Underlying Funds. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds.

•	ETF-Specific Risk

•	Management Risk. If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

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Passive Investment Risk.    ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

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Representative Sampling Risk.    Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

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Shares of an ETF May Trade at Prices Other Than Net Asset Value.    Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in Creation Units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

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Tracking Error Risk.    Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

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Junk Bonds Risk.    Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

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Leverage Risk.    Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do

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so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

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Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Mortgage- and Asset-Backed Securities Risk.    Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

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Passive Investment Risk.    Because BFA does not select individual companies in the underlying indexes for the Underlying Funds, the Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

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REIT Investment Risk.    Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities. In addition, recently enacted tax legislation permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends, but does not permit a regulated investment company to pass through to its shareholders the special character of this income. Ordinary REIT dividends received by the Fund and distributed to the Fund’s shareholders also will generally not constitute “qualified dividend income.” Therefore, the tax rate applicable to that portion of the dividend income attributable to ordinary REIT dividends received by the Fund will be taxed at a higher rate than dividends eligible for special treatment.

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Retirement Income Risk.    The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

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Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Underlying Fund.

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Small and Mid-Capitalization Company Risk.    Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

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U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

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U.S. Treasury Obligations Risk.    U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

The Fund must maintain cash balances to meet redemption requests which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Premier shares. Sales charges or loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns, which reflect the deduction of the maximum sales charges or loads, for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

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Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 9.70%,

during the third quarter of 2009.

Worst quarter: -7.86%,

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Premier shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.

Average Annual Total Returns (For the periods ended December 31, 2017)
LifePath Retirement Fund	1 Year	5 Years	10 Years
Premier Shares (formerly known as Legacy Class A shares)
• Return Before Taxes	4.53%	3.63%	3.82%
• Return After Taxes on Distributions	3.87%	2.70%	2.98%
• Return After Taxes on Distributions and Sale of Fund Shares	2.77%	2.55%	2.75%
Legacy Class B Shares
• Return Before Taxes	6.93%	3.99%	2.61%
Class A Shares
• Return Before Taxes	4.47%	3.62%	3.81%
Class B Shares
• Return Before Taxes	4.72%	3.82%	2.45%
Blended Benchmark (reflects no deduction for fees, expenses or taxes.)	10.54%	5.49%	5.06%
S&P 500 Index (reflects no deduction for fees, expenses or taxes.)	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.)	3.54%	2.10%	4.01%

The blended benchmark is a hypothetical representation of the performance of the LifePath Retirement Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath Retirement Fund’s custom benchmark are adjusted quarterly to reflect the LifePath Retirement Fund’s changing asset allocations over time. As of December 31, 2017, the following indexes are used to calculate the LifePath Retirement Fund’s custom benchmark: Bloomberg Barclays U.S. Aggregate Bond Index, Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex-U.S. IMI Index, Cohen & Steers Realty Majors Index and Bloomberg Barclays U.S. TIPS Index.

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The Fund is sub-advised by BFA.

Portfolio Managers of the LifePath Retirement Fund—

Name	Title	Length of Service
Alan Mason	Managing Director	Since 2009

Amy Whitelaw	Managing Director	Since 2010

Matthew O’Hara	Managing Director	Since 2016

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or automated clearing house (“ACH”) without an automatic investment plan (“AIP”)	$1,000 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$1,000 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written

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request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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STATE FARM LIFEPATH 2020 FUND

(NLWAX) (NLWBX) (SAWAX) (SAWBX)

Investment Objective:    The investment objective of the State Farm LifePath 2020 Fund (the “LifePath 2020 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2020 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 93 of the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Premier	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%	None	5.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum account fee*	None	None	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Premier	Legacy Class B
Management Fees	0.26%	0.26%	0.26%	0.26%
Distribution [and/or Service] (12b-1) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.28%	0.28%	0.18%	0.28%
Acquired Fund Fees & Expenses(1)	0.11%	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	0.90%	1.60%	0.80%	1.30%

(1)	“Acquired Fund Fees & Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees & Expenses.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$587	$773	$ 974	$1,552
Class B	$663	$855	$1,071	$1,713
Premier	$578	$743	$ 922	$1,440
Legacy Class B	$432	$687	$ 913	$1,458

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$163	$505	$871	$1,713
Legacy Class B	$132	$412	$713	$1,458

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests its assets in a combination of equity (including real estate investment trusts) and bond exchange traded funds and a money market fund (the “Underlying Funds”) in proportion to the Fund’s own comprehensive investment strategy. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock Fund Advisors (“BFA”) serves as the sub-adviser to the Fund and selects investments for the Fund. BFA employs a multi-dimensional approach to assess risk for the Fund and to determine

45

the Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations and expected returns. Certain Underlying Funds may invest in real estate investment trust (“REITs”), foreign securities, emerging markets securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

As of March 31, 2018, the Fund held approximately 46% of its assets in Underlying Funds that invest primarily in equity securities, 54% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As a stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the Underlying Funds in which the Fund invests.

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Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

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Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector, asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, asset class, country, region or group of countries. The Fund also is subject to concentration risk because the Fund invests in a relatively small number of Underlying Funds. As a result, the appreciation or depreciation of any one Underlying Fund held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of Underlying Funds.

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Convertible Securities Risk.    The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

•	Debt Securities Risk. Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk and prepayment risk, among other things.

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Interest Rate Risk—The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including governmental policy, monetary policy, inflation expectations, perceptions of risk and supply and demand for bonds. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions

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could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

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Credit Risk—Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

•	Extension Risk—When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

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Prepayment Risk—When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•	Income Risk—The Fund’s income may decline due to a decline in inflation, deflation or changes in inflation expectations.

•	Inflation Risk—The risk that the value of assets or income from an investment will be worth less in the future as inflation decreases the value of money.

•	Derivatives Risk. The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

•

Volatility Risk—Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

•	Counterparty Risk—Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

•

Market and Liquidity Risk—The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

•	Valuation Risk—Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

•	Leverage Risk—Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

•

Tax Risk—Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

•

Regulatory Risk—Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through 2020. In addition, regulations adopted by prudential regulators that will begin to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.

•

Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Securities Risk. Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

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•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.

•

Investment Style Risk.    Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.

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Investments in Exchange Traded Funds Risk.    The Fund will invest substantially all of its assets in Underlying Funds that are exchange traded funds (“ETFs”) that are advised by BFA or one of its affiliates, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The Fund’s net asset value (“NAV”) will change with changes in the value of the Underlying Funds. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds.

•	ETF-Specific Risk

•	Management Risk. If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

•

Passive Investment Risk.    ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

•

Representative Sampling Risk.    Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

•

Shares of an ETF May Trade at Prices Other Than Net Asset Value.    Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in Creation Units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

•

Tracking Error Risk.    Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

•

Junk Bonds Risk.    Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

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•

Leverage Risk.    Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

•

Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•

Mortgage- and Asset-Backed Securities Risk.    Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•

Passive Investment Risk.    Because BFA does not select individual companies in the underlying indexes for the Underlying Funds, the Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

•

REIT Investment Risk.    Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities. In addition, recently enacted tax legislation permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends, but does not permit a regulated investment company to pass through to its shareholders the special character of this income. Ordinary REIT dividends received by the Fund and distributed to the Fund’s shareholders also will generally not constitute “qualified dividend income.” Therefore, the tax rate applicable to that portion of the dividend income attributable to ordinary REIT dividends received by the Fund will be taxed at a higher rate than dividends eligible for special treatment.

•

Retirement Income Risk.    The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

•

Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Underlying Fund.

•

Small and Mid-Capitalization Company Risk.    Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

•

U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

•

U.S. Treasury Obligations Risk.    U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

The Fund must maintain cash balances to meet redemption requests which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Premier shares. Sales charges or loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns, which reflect the deduction of the maximum sales charges or loads, for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

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Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 13.67%,

during the second quarter of 2009.

Worst quarter: -14.24%,

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Premier shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.

Average Annual Total Returns (For the periods ended December 31, 2017)
LifePath 2020 Fund	1 Year	5 Years	10 Years
Premier Shares (formerly known as Legacy Class A shares)
• Return Before Taxes	5.98%	4.72%	3.51%
• Return After Taxes on Distributions	5.13%	3.49%	2.67%
• Return After Taxes on Distributions and Sale of Fund Shares	3.78%	3.35%	2.54%
Legacy Class B Shares
• Return Before Taxes	8.38%	5.08%	3.70%
Class A Shares
• Return Before Taxes	5.82%	4.68%	3.48%
Class B Shares
• Return Before Taxes	6.22%	4.81%	3.47%
Blended Benchmark (reflects no deduction for fees, expenses or taxes.)	12.04%	6.61%	4.88%
S&P 500 Index (reflects no deduction for fees, expenses or taxes.)	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.)	3.54%	2.10%	4.01%

The blended benchmark is a hypothetical representation of the performance of the LifePath 2020 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2020 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2020 Fund’s changing asset allocations over time. As of December 31, 2017, the following indexes are used to calculate the LifePath 2020 Fund’s custom benchmark: Bloomberg Barclays U.S. Aggregate Bond Index, Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex-U.S. IMI Index, Cohen & Steers Realty Majors Index and Bloomberg Barclays U.S. TIPS Index.

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The Fund is sub-advised by BFA.

Portfolio Managers of the LifePath 2020 Fund—

Name	Title	Length of Service
Alan Mason	Managing Director	Since 2009

Amy Whitelaw	Managing Director	Since 2010

Matthew O’Hara	Managing Director	Since 2016

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or automated clearing house (“ACH”) without an automatic investment plan (“AIP”)	$1,000 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$1,000 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written

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request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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STATE FARM LIFEPATH 2030 FUND

(NLHAX) (NLHBX) (SAYAX) (SAYBX)

Investment Objective:    The investment objective of the State Farm LifePath 2030 Fund (the “LifePath 2030 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 93 of the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Premier	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%	None	5.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum account fee*	None	None	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Premier	Legacy Class B
Management Fees	0.26%	0.26%	0.26%	0.26%
Distribution [and/or Service] (12b-1) fees	0.25%	0.45%	0.25%	0.65%
Other Expenses	0.28%	0.28%	0.18%	0.28%
Acquired Fund Fees & Expenses(1)	0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	0.93%	1.13%	0.83%	1.33%

(1)	“Acquired Fund Fees & Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees & Expenses.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$590	$782	$989	$1,586
Class B	$615	$709	$822	$1,319
Premier	$580	$752	$937	$1,474
Legacy Class B	$435	$696	$929	$1,492

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$115	$359	$622	$1,319
Legacy Class B	$135	$421	$729	$1,492

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests its assets in a combination of equity (including real estate investment trusts) and bond exchange traded funds and a money market fund (the “Underlying Funds”) in proportion to the Fund’s own comprehensive investment strategy. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock Fund Advisors (“BFA”) serves as the sub-adviser to the Fund and selects investments for the Fund. BFA employs a multi-dimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this

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multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations and expected returns. Certain Underlying Funds may invest in real estate investment trust (“REITs”), foreign securities, emerging markets securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

As of March 31, 2018, the Fund held approximately 70% of its assets in Underlying Funds that invest primarily in equity securities, 30% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As a stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the Underlying Funds in which the Fund invests.

•

Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

•

Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector, asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, asset class, country, region or group of countries. The Fund also is subject to concentration risk because the Fund invests in a relatively small number of Underlying Funds. As a result, the appreciation or depreciation of any one Underlying Fund held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of Underlying Funds.

•

Convertible Securities Risk.    The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

•	Debt Securities Risk. Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk and prepayment risk, among other things.

•

Interest Rate Risk—The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including governmental policy, monetary policy, inflation expectations, perceptions of risk and supply and demand for bonds. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions

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could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

•

Credit Risk—Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

•	Extension Risk—When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

•

Prepayment Risk—When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•	Income Risk—The Fund’s income may decline due to a decline in inflation, deflation or changes in inflation expectations.

•	Inflation Risk—The risk that the value of assets or income from an investment will be worth less in the future as inflation decreases the value of money.

•	Derivatives Risk. The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

•

Volatility Risk—Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

•	Counterparty Risk—Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

•

Market and Liquidity Risk—The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

•	Valuation Risk—Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

•	Leverage Risk—Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

•

Tax Risk—Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

•

Regulatory Risk—Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through 2020. In addition, regulations adopted by prudential regulators that will begin to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.

•

Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Securities Risk. Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

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•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.

•

Investment Style Risk.    Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.

•

Investments in Exchange Traded Funds Risk.    The Fund will invest substantially all of its assets in Underlying Funds that are exchange traded funds (“ETFs”) that are advised by BFA or one of its affiliates, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The Fund’s net asset value (“NAV”) will change with changes in the value of the Underlying Funds. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds.

•	ETF-Specific Risk

•	Management Risk. If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

•

Passive Investment Risk.    ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

•

Representative Sampling Risk.    Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

•

Shares of an ETF May Trade at Prices Other Than Net Asset Value.    Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in Creation Units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

•

Tracking Error Risk.    Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

•	Junk Bonds Risk. Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment

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grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

•

Leverage Risk.    Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

•

Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•

Mortgage- and Asset-Backed Securities Risk.    Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•

Passive Investment Risk.    Because BFA does not select individual companies in the underlying indexes for the Underlying Funds, the Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

•

REIT Investment Risk.    Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities. In addition, recently enacted tax legislation permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends, but does not permit a regulated investment company to pass through to its shareholders the special character of this income. Ordinary REIT dividends received by the Fund and distributed to the Fund’s shareholders also will generally not constitute “qualified dividend income.” Therefore, the tax rate applicable to that portion of the dividend income attributable to ordinary REIT dividends received by the Fund will be taxed at a higher rate than dividends eligible for special treatment.

•

Retirement Income Risk.    The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

•

Securities Lending Risk.     Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Underlying Fund.

•

Small and Mid-Capitalization Company Risk.    Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

•

U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

•

U.S. Treasury Obligations Risk.    U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

The Fund must maintain cash balances to meet redemption requests which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Premier shares. Sales charges or loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns, which reflect the deduction of the maximum sales charges or loads, for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

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Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 16.67%,

during the second quarter of 2009.

Worst quarter: -18.01%,

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Premier shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.

Average Annual Total Returns (For the periods ended December 31, 2017)
LifePath 2030 Fund	1 Year	5 Years	10 Years
Premier Shares (formerly known as Legacy Class A shares)
• Return Before Taxes	9.79%	6.44%	3.85%
• Return After Taxes on Distributions	9.06%	5.21%	3.08%
• Return After Taxes on Distributions and Sale of Fund Shares	5.98%	4.76%	2.86%
Legacy Class B Shares
• Return Before Taxes	12.36%	6.83%	4.05%
Class A Shares
• Return Before Taxes	9.67%	6.40%	3.83%
Class B Shares
• Return Before Taxes	10.43%	6.72%	3.83%
Blended Benchmark (reflects no deduction for fees, expenses or taxes.)	16.08%	8.39%	5.34%
S&P 500 Index (reflects no deduction for fees, expenses or taxes.)	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.)	3.54%	2.10%	4.01%

The blended benchmark is a hypothetical representation of the performance of the LifePath 2030 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2030 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2030 Fund’s changing asset allocations over time. As of December 31, 2017, the following indexes are used to calculate the LifePath 2030 Fund’s custom benchmark: Bloomberg Barclays U.S. Aggregate Bond Index, Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex-U.S. IMI Index, Cohen & Steers Realty Majors Index and Bloomberg Barclays U.S. TIPS Index.

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The Fund is sub-advised by BFA.

Portfolio Managers of the LifePath 2030 Fund—

Name	Title	Length of Service
Alan Mason	Managing Director	Since 2009

Amy Whitelaw	Managing Director	Since 2010

Matthew O’Hara	Managing Director	Since 2016

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or automated clearing house (“ACH”) without an automatic investment plan (“AIP”)	$1,000 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$1,000 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written

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request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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STATE FARM LIFEPATH 2040 FUND

(NLOAX) (NLBOX) (SAUAX) (SAUBX)

Investment Objective:    The investment objective of the State Farm LifePath 2040 Fund (the “LifePath 2040 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 93 of the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Premier	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%	None	5.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum account fee*	None	None	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Premier	Legacy Class B
Management Fees	0.26%	0.26%	0.26%	0.26%
Distribution [and/or Service] (12b-1) fees	0.25%	0.45%	0.25%	0.65%
Other Expenses	0.28%	0.28%	0.18%	0.28%
Acquired Fund Fees & Expenses(1)	0.16%	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses	0.95%	1.15%	0.85%	1.35%

(1)	“Acquired Fund Fees & Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees & Expenses.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$592	$788	$999	$1,608
Class B	$617	$715	$833	$1,342
Premier	$582	$758	$948	$1,497
Legacy Class B	$437	$703	$939	$1,514

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$117	$365	$633	$1,342
Legacy Class B	$137	$428	$739	$1,514

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests its assets in a combination of equity (including real estate investment trusts) and bond exchange traded funds and a money market fund (the “Underlying Funds”) in proportion to the Fund’s own comprehensive investment strategy. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock Fund Advisors (“BFA”) serves as the sub-adviser to the Fund and selects investments for the Fund. BFA employs a multi-dimensional approach to assess risk for the Fund and to determine

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the Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations and expected returns. Certain Underlying Funds may invest in real estate investment trust (“REITs”), foreign securities, emerging markets securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

As of March 31, 2018, the Fund held approximately 89% of its assets in Underlying Funds that invest primarily in equity securities, 11% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As a stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the Underlying Funds in which the Fund invests.

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Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

•

Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector, asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, asset class, country, region or group of countries. The Fund also is subject to concentration risk because the Fund invests in a relatively small number of Underlying Funds. As a result, the appreciation or depreciation of any one Underlying Fund held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of Underlying Funds.

•

Convertible Securities Risk.    The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

•	Debt Securities Risk. Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk and prepayment risk, among other things.

•

Interest Rate Risk—The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including governmental policy, monetary policy, inflation expectations, perceptions of risk and supply and demand for bonds. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions

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could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

•

Credit Risk—Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

•	Extension Risk—When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

•

Prepayment Risk—When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•	Income Risk—The Fund’s income may decline due to a decline in inflation, deflation or changes in inflation expectations.

•	Inflation Risk—The risk that the value of assets or income from an investment will be worth less in the future as inflation decreases the value of money.

•	Derivatives Risk. The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

•

Volatility Risk—Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

•	Counterparty Risk—Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

•

Market and Liquidity Risk—The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

•	Valuation Risk—Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

•	Leverage Risk—Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

•

Tax Risk—Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

•

Regulatory Risk—Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through 2020. In addition, regulations adopted by prudential regulators that will begin to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.

•

Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Securities Risk. Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

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•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.

•

Investment Style Risk.    Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.

•

Investments in Exchange Traded Funds Risk.    The Fund will invest substantially all of its assets in Underlying Funds that are exchange traded funds (“ETFs”) that are advised by BFA or one of its affiliates, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The Fund’s net asset value (“NAV”) will change with changes in the value of the Underlying Funds. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds.

•	ETF-Specific Risk

•	Management Risk. If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

•

Passive Investment Risk.    ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

•

Representative Sampling Risk.    Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

•

Shares of an ETF May Trade at Prices Other Than Net Asset Value.    Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in Creation Units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

•

Tracking Error Risk.    Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

•

Junk Bonds Risk.    Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

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•

Leverage Risk.    Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

•

Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•

Mortgage- and Asset-Backed Securities Risk.    Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•

Passive Investment Risk.    Because BFA does not select individual companies in the underlying indexes for the Underlying Funds, the Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

•

REIT Investment Risk.    Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities. In addition, recently enacted tax legislation permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends, but does not permit a regulated investment company to pass through to its shareholders the special character of this income. Ordinary REIT dividends received by the Fund and distributed to the Fund’s shareholders also will generally not constitute “qualified dividend income.” Therefore, the tax rate applicable to that portion of the dividend income attributable to ordinary REIT dividends received by the Fund will be taxed at a higher rate than dividends eligible for special treatment.

•

Retirement Income Risk.    The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

•

Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Underlying Fund.

•

Small and Mid-Capitalization Company Risk.    Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

•

U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

•

U.S. Treasury Obligations Risk.    U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

The Fund must maintain cash balances to meet redemption requests which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Premier shares. Sales charges or loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns, which reflect the deduction of the maximum sales charges or loads, for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at

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https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 19.01%,

during the second quarter of 2009.

Worst quarter: -20.89%,

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Premier shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.

Average Annual Total Returns (For the periods ended December 31, 2017)
LifePath 2040 Fund	1 Year	5 Years	10 Years
Premier Shares (formerly known as Legacy Class A shares)
• Return Before Taxes	13.19%	7.85%	4.09%
• Return After Taxes on Distributions	12.55%	6.63%	3.37%
• Return After Taxes on Distributions and Sale of Fund Shares	7.94%	5.92%	3.10%
Legacy Class B Shares
• Return Before Taxes	15.91%	8.26%	4.28%
Class A Shares
• Return Before Taxes	12.98%	7.80%	4.06%
Class B Shares
• Return Before Taxes	13.89%	8.14%	4.06%
Blended Benchmark (reflects no deduction for fees, expenses or taxes.)	19.62%	9.83%	5.65%
S&P 500 Index (reflects no deduction for fees, expenses or taxes.)	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.)	3.54%	2.10%	4.01%

The blended benchmark is a hypothetical representation of the performance of the LifePath 2040 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2040 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2040 Fund’s changing asset allocations over time. As of December 31, 2017, the following indexes are used to calculate the LifePath 2040 Fund’s custom benchmark: Bloomberg Barclays U.S. Aggregate Bond Index, Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex-U.S. IMI Index, Cohen & Steers Realty Majors Index and Bloomberg Barclays U.S. TIPS Index.

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The Fund is sub-advised by BFA.

Portfolio Managers of the LifePath 2040 Fund—

Name	Title	Length of Service
Alan Mason	Managing Director	Since 2009

Amy Whitelaw	Managing Director	Since 2010

Matthew O’Hara	Managing Director	Since 2016

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or automated clearing house (“ACH”) without an automatic investment plan (“AIP”)	$1,000 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$1,000 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

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On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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STATE FARM LIFEPATH 2050 FUND

(NLPPX) (NLPAX)

Investment Objective:    The investment objective of the State Farm LifePath 2050 Fund (the “LifePath 2050 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 93 of the Fund’s prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Premier
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%	5.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	None
Maximum account fee*	None	None

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Premier
Management Fees	0.26%	0.26%
Distribution [and/or Service] (12b-1) fees	0.25%	0.25%
Other Expenses	0.31%	0.21%
Acquired Fund Fees & Expenses(1)	0.17%	0.17%
Total Annual Fund Operating Expenses	0.99%	0.89%

(1)	“Acquired Fund Fees & Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees & Expenses.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$596	$800	$1,020	$1,652
Premier	$586	$770	$968	$1,541

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests its assets in a combination of equity (including real estate investment trusts) and bond exchange traded funds and a money market fund (the “Underlying Funds”) in proportion to the Fund’s own comprehensive investment strategy. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock Fund Advisors (“BFA”) serves as the sub-adviser to the Fund and selects investments for the Fund. BFA employs a multi-dimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations and expected returns. Certain Underlying Funds may invest in real estate investment trust (“REITs”), foreign securities, emerging markets securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

As of March 31, 2018, the Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities,

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1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As a stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the Underlying Funds in which the Fund invests.

•

Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

•

Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector, asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, asset class, country, region or group of countries. The Fund also is subject to concentration risk because the Fund invests in a relatively small number of Underlying Funds. As a result, the appreciation or depreciation of any one Underlying Fund held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of Underlying Funds.

•

Convertible Securities Risk.    The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

•	Debt Securities Risk. Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk and prepayment risk, among other things.

•

Interest Rate Risk—The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including governmental policy, monetary policy, inflation expectations, perceptions of risk and supply and demand for bonds. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

•

Credit Risk—Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

•	Extension Risk—When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

•	Prepayment Risk—When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally

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anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•	Income Risk—The Fund’s income may decline due to a decline in inflation, deflation or changes in inflation expectations.

•	Inflation Risk—The risk that the value of assets or income from an investment will be worth less in the future as inflation decreases the value of money.

•	Derivatives Risk. The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

•

Volatility Risk—Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

•	Counterparty Risk—Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

•

Market and Liquidity Risk—The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

•	Valuation Risk—Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

•	Leverage Risk—Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

•

Tax Risk—Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

•

Regulatory Risk—Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through 2020. In addition, regulations adopted by prudential regulators that will begin to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.

•

Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Securities Risk. Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

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•

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.

•

Investment Style Risk.    Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.

•

Investments in Exchange Traded Funds Risk.    The Fund will invest substantially all of its assets in Underlying Funds that are exchange traded funds (“ETFs”) that are advised by BFA or one of its affiliates, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The Fund’s net asset value (“NAV”) will change with changes in the value of the Underlying Funds. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds.

•	ETF-Specific Risk

•	Management Risk. If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

•

Passive Investment Risk.    ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

•

Representative Sampling Risk.    Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

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Shares of an ETF May Trade at Prices Other Than Net Asset Value.    Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in Creation Units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

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Tracking Error Risk.    Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

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Junk Bonds Risk.    Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

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Leverage Risk.    Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

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Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Mortgage- and Asset-Backed Securities Risk.    Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

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Passive Investment Risk.    Because BFA does not select individual companies in the underlying indexes for the Underlying Funds, the Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

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REIT Investment Risk.    Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities. In addition, recently enacted tax legislation permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends, but does not permit a regulated investment company to pass through to its shareholders the special character of this income. Ordinary REIT dividends received by the Fund and distributed to the Fund’s shareholders also will generally not constitute “qualified dividend income.” Therefore, the tax rate applicable to that portion of the dividend income attributable to ordinary REIT dividends received by the Fund will be taxed at a higher rate than dividends eligible for special treatment.

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Retirement Income Risk.    The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

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Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Underlying Fund.

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Small and Mid-Capitalization Company Risk.    Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

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U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

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U.S. Treasury Obligations Risk.    U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

The Fund must maintain cash balances to meet redemption requests which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class A shares. Sales charges or loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns, which reflect the deduction of the maximum sales charges or loads, for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund- performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

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The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 20.76%,

during the second quarter of 2009.

Worst quarter: -16.90%,

during the third quarter of 2011.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.

Average Annual Total Returns (For the periods ended December 31, 2017)
LifePath 2050 Fund	1 Year	5 Years	7/14/2008 to 12/31/2017
Class A Shares (Inception Date July 14, 2008)
• Return Before Taxes	14.40%	8.65%	6.05%
• Return After Taxes on Distributions	13.89%	7.46%	5.08%
• Return After Taxes on Distributions and Sale of Fund Shares	8.55%	6.55%	4.61%
Blended Benchmark (reflects no deduction for fees, expenses or taxes)	21.16%	10.76%	7.90%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	10.94%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	4.05%
	1 Year		5/23/2016 to 12/31/2017
Premier Shares (Inception Date May 23, 2016)
• Return Before Taxes	14.56%		23.26%
Blended Benchmark (reflects no deduction for fees, expenses or taxes)	21.16%		17.16%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%		20.47%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%		1.81%

The blended benchmark is a hypothetical representation of the performance of the LifePath 2050 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2050 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2050 Fund’s changing asset allocations over time. As of December 31, 2017, the following indexes are used to calculate the LifePath 2050 Fund’s custom benchmark: Bloomberg Barclays U.S. Aggregate Bond Index, Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex-U.S. IMI Index and the Cohen & Steers Realty Majors Index.

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The Fund is sub-advised by BFA.

Portfolio Managers of the LifePath 2050 Fund—

Name	Title	Length of Service
Alan Mason	Managing Director	Since 2009

Amy Whitelaw	Managing Director	Since 2010

Matthew O’Hara	Managing Director	Since 2016

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or automated clearing house (“ACH”) without an automatic investment plan (“AIP”)	$1,000 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$1,000 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, and following the instructions presented on the screen.

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Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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INVESTOR PROFILE

The Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, and the International Index Fund each invests a significant portion of its assets in equity securities, which represent an ownership interest in a business and the value of which fluctuates widely over short or even extended periods in response to company, market or economic news. These Funds are designed for investors with long-term investment objectives similar to those expressed by the applicable Fund.

You may want to invest in these Funds if you can tolerate the price fluctuations and volatility that are inherent in investing in a mutual fund that primarily invests in equity securities, want to diversify your investments, are seeking a growth investment as part of an asset allocation program or are investing for retirement or other goals that are many years in the future. You may not want to invest in these Funds if you are investing with a shorter investment time horizon in mind, are seeking income rather than capital appreciation or are uncomfortable with an investment whose value is likely to vary substantially.

You may want to invest in the Equity and Bond Fund and/or one or more LifePath Funds if you are seeking long-term growth potential and some current income, or if you are seeking the convenience of a balanced portfolio of stocks and bonds in a single investment. You may not want to invest in these Funds if you have a short-term investment horizon, want the greater growth potential of an investment entirely in equity securities or are unwilling to accept share price fluctuations.

You may want to invest in the Bond Fund if you are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Bond Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal. A person who wants to invest in the Bond Fund may also be a suitable investor for the Tax Advantaged Bond Fund, if he or she wants regular tax-free dividends and wants to reduce federal income taxes on investment income.

You should consider investing in the Money Market Fund if you are seeking stability of principal, are seeking an investment for the cash portion of an asset allocation plan or are looking for an investment with a lower degree of risk. You may not want to invest in the Money Market Fund if you are seeking and investment that is likely to significantly outpace inflation, are investing for retirement or other long-term goals, or are investing for growth or maximum current income.

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HOW THE FUNDS INVEST

Each Fund has its own investment objective. The Trust’s Board of Trustees may change these investment objectives without a vote of the Trust’s shareholders. A Fund will provide shareholders with at least 60 days prior notice of any change in an investment objective.

The following discussion provides additional information about how certain Funds invest. The first part of this discussion relates to how the Funds, other than the State Farm LifePath Funds, invest. The second part of the discussion relates to how the State Farm LifePath Funds invest.

How the State Farm non-LifePath Funds Invest

Under ordinary circumstances, each Fund is substantially fully invested. Except for the S&P 500 Index Fund, the Small Cap Index Fund and the International Index Fund (each an “Equity Index Fund” and together the “Equity Index Funds”) and the Money Market Fund, each Fund may take a temporary defensive position in attempting to respond to adverse market, economic, political or other conditions. If the Manager or sub-adviser to a Fund determines that market or economic conditions warrant a temporary defensive position, the Funds each manage (or the applicable portion of such Fund) may hold up to 100% of their assets in cash, cash equivalents or other temporary investments such as short-term government or corporate obligations. During those periods, a Fund’s assets may not be invested in accordance with its strategy and the Fund may not achieve its investment objective.

The Funds do not generally anticipate engaging in active and frequent trading of portfolio securities as a principal investment strategy or as a by-product of a principal investment strategy.

Equity Fund

Two different investment sub-advisers, Bridgeway and Westwood, select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund’s portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund’s portfolio are discussed separately below.

Bridgeway

Bridgeway primarily invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway defines “large stocks” as those whose market capitalization (stock market worth) falls within the range of the Russell 1000® Index, an unmanaged, market value weighted index, which measures performance of approximately 1,000 of the largest companies in the U.S. market with dividends reinvested. The Russell 1000 Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Growth stocks are those that Bridgeway believes have above average prospects for economic growth. Bridgeway selects stocks within the large-cap growth category for the Equity Fund using a statistically driven approach. Under normal circumstances, at least 80% of Bridgeway’s portion of the Equity Fund’s net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap growth category at the time of purchase.

Bridgeway may invest up to 10% of its segment of the Fund’s assets primarily in common stocks of foreign companies.

Westwood

Under normal market conditions, Westwood invests at least 80% of its portion of the Equity Fund (which includes, for purposes of this test, the amount of any borrowings for investment purposes) primarily in common stocks of large capitalization companies, including foreign companies. Westwood may invest its portion of the Equity Fund in securities of companies economically tied to emerging markets. Westwood invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Westwood defines large capitalization companies as those companies with market capitalizations generally greater than $5 billion at the time of purchase, while seasoned companies generally have been operating for at least three years.

In selecting securities, Westwood maintains a list of approved securities of issuers which it believes have proven records and potential for above-average earnings growth. Westwood considers purchasing a security on such list if Westwood’s forecast for growth rates and earnings for that issuer exceeds Wall Street expectations. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt to equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood has disciplines in place that serve as sell signals, such as a security reaching a pre-determined price target, and/or a fundamental change that negatively impacts the outlook and original investment thesis. The risk characteristics of Westwood’s portion of the Equity Fund, such as beta (a measure of volatility), are generally expected to be less than those of the S&P 500 Index, the Fund’s benchmark.

Both Bridgeway and Westwood may sell individual securities for several reasons including: the investment purpose of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Small/Mid Cap Equity Fund

SFIMC

SFIMC invests its portion of the Fund in shares of the iShares Core S&P Mid-Cap ETF.

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Bridgeway

Bridgeway primarily invests its segment of the Fund in a diversified portfolio of small capitalization stocks. Bridgeway defines “small stocks” as those whose market capitalization (stock market value) falls within the range of the Russell 2000 Index, an unmanaged, market value weighted index, which measures performance of approximately 2,000 companies that are between the 1,000th and 3,000th largest in the U.S. market with dividends reinvested. The Russell 2000 Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Bridgeway selects stocks using a statistically driven approach.

Bridgeway invests in small capitalization stocks in the “value” category, which it defines as those stocks that Bridgeway believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Under normal circumstances, at least 80% of Bridgeway’s portion of the Fund’s net assets (plus borrowings for investment purposes) is invested in stocks from among those in the small cap value category at the time of purchase. However, Bridgeway will not necessarily sell a stock if it “migrates” to a different category after purchase.

Bridgeway may invest up to 10% of its segment of the Fund’s portfolio primarily in common stocks of foreign companies.

Bridgeway may sell individual securities for several reasons including: the investment purpose for purchasing the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

International Equity Fund

Two different investment sub-advisers, Marsico and Northern Cross, select investments for the International Equity Fund. Marsico and Northern Cross each manage approximately one-half of the International Equity Fund’s portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund’s portfolio are discussed separately below.

Marsico

Marsico invests its portion of the International Equity Fund primarily in common stocks of foreign companies that it selects for their long-term growth potential. Marsico may invest its portion of the International Equity Fund in an unlimited number of companies of any size throughout the world, and normally invests in the securities of issuers that are economically tied to at least four different foreign countries. The Fund may invest in securities of companies economically tied to emerging markets. Some issuers of securities in the Fund’s portfolio may be based in or economically tied to the U.S. In selecting investments for the Fund, Marsico uses an approach that combines ‘top-down’ macro-economic analysis that focuses on broad financial and economic indicators with ‘bottom-up’ stock selection that initially focuses on individual stocks.

Marsico may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Northern Cross

Northern Cross invests its portion of the International Equity Fund in securities issued by foreign companies, which it believes have the potential for long term margin expansion. Northern Cross primarily focuses on common stocks priced cheaply relative to some financial measure of worth, such as ratios of price to earnings, price to sales or price to cash flow. Under normal market conditions, Northern Cross will invest its portion of the International Equity Fund in 60-80 companies with a diversified representation of sectors. In selecting securities for the International Equity Fund, Northern Cross gives careful consideration to currency, political stability and other effects of international investing.

Northern Cross may sell individual securities for several reasons including: full valuation of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

S&P 500 Index Fund

The S&P 500 Index Fund invests mostly in stocks, although it may invest in stock index futures contracts and options on futures contracts. By investing in substantially all of the stocks within its benchmark index, the S&P 500 Index Fund avoids the risk of individual stock selection and, instead, tries to match the performance of its benchmark index, whether the index goes up or down.

The S&P 500 Index Fund attempts to remain as fully invested as practicable in the stocks that are represented in its benchmark index. Under normal market conditions, the S&P 500 Index Fund seeks to invest at least 90% of its total assets in stocks that are represented in its benchmark index.

BFA does not manage the S&P 500 Index Fund according to traditional methods of “active” investment management, which involves buying and selling securities based on economic, financial and market analysis and investment judgment. Instead, BFA utilizes a “passive” or indexing investment approach for the S&P 500 Index Fund, attempting to approximate the investment performance of the S&P 500 Index. BFA selects stocks for the S&P 500 Index Fund so that the overall investment characteristics of the S&P 500 Index Fund (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures are similar to those of the S&P 500 Index.

From time to time, the portfolio composition of the S&P 500 Index Fund may be altered (or “rebalanced”) to reflect changes in the characteristics of the S&P 500 Index, with a view to bringing the

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performance and characteristics of the S&P 500 Index Fund more closely in line with that of the S&P 500 Index.

BFA attempts to track the performance of the S&P 500 Index Fund’s benchmark index, but there is no assurance that BFA will be successful. The degree to which the S&P 500 Index Fund fails to track the performance of its benchmark index is referred to as the “tracking error.” BFA expects that, over time, the tracking error of the S&P 500 Index Fund will be less than 5%. BFA monitors the tracking error of the S&P 500 Index Fund on an ongoing basis and seeks to minimize tracking error to the extent possible. There can be no assurance that the S&P 500 Index Fund will achieve any particular level of tracking error. For more information on this subject, see the discussion of “tracking error” in the Trust’s Statement of Additional Information (“SAI”).

Another reason why the performance of the S&P 500 Index Fund may not always equal the performance of its benchmark index is because the performance of its benchmark index does not take into account operating expenses of the S&P 500 Index Fund.

Small Cap Index Fund and International Index Fund

These Funds invest mostly in stocks. By investing in a broad range of stocks within each Fund’s benchmark index, the Small Cap Index Fund and the International Index Fund avoid the risk of individual stock selection and, instead, try to match the performance of each Fund’s benchmark index, whether the index goes up or down.

Each of the Small Cap Index Fund and the International Index Fund attempts to remain as fully invested as practicable in the stocks that are represented in each Fund’s benchmark index. Under normal operating conditions, each of the Small Cap Index Fund and the International Index Fund seeks to invest at least 90% of its net assets in stocks that are represented in the Fund’s benchmark index and will at all times invest a substantial portion of its total assets in such stocks.

The sub-adviser does not manage the Small Cap Index Fund and the International Index Fund according to traditional methods of “active” investment management, which involves buying and selling securities based on economic, financial and market analysis and investment judgment. Instead, the sub-adviser utilizes a “passive” or indexing investment approach for the Small Cap Index Fund and the International Index Fund, attempting to approximate the investment performance of each Fund’s benchmark index. The sub-adviser will buy and sell securities for the Small Cap Index Fund and the International Index Fund in response to changes in each Fund’s benchmark index. The sub-adviser selects stocks for the Small Cap Index Fund and the International Index Fund so that the overall investment characteristics of each Fund (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures are similar to those of each Fund’s benchmark index.

Neither the Small Cap Index Fund nor the International Index Fund generally hold all of the issues that comprise their respective benchmark index, due in part to the costs involved and, in certain instances, the potential illiquidity of certain securities. Instead, both the Small Cap Index Fund and the International Index Fund attempt to hold a representative sample of the securities in the appropriate benchmark index, which the sub-adviser will select utilizing certain modeling techniques. These modeling techniques may not be successful, and may result in the Small Cap Index Fund and the International Index Fund not tracking their respective indices with the same degree of accuracy that complete replication of the index would provide. As a result of these replication and optimization modeling techniques, the Small Cap Index Fund and the International Index Fund may not have the identical capitalization, industry and fundamental characteristics as their benchmark indices. Please refer to the Trust’s SAI for a more detailed discussion of the techniques that the sub-adviser employs in selecting the portfolio securities for these Funds.

From time to time, the portfolio composition of the Small Cap Index Fund and the International Index Fund may be altered (or “rebalanced”) to reflect changes in the characteristics of the applicable benchmark index or with a view to bringing the performance and characteristics of these Funds more closely in line with that of each Fund’s applicable benchmark index.

The sub-adviser attempts to track the performance of the Small Cap Index Fund’s and the International Index Fund’s benchmark indices, but there is no assurance that the sub-adviser will be successful. The degree to which the Small Cap Index Fund and the International Index Fund fail to track the performance of their benchmark indices is referred to as the “tracking error.” The sub-adviser expects that, over time, the tracking error of each of the Small Cap Index Fund and International Index Fund will be less than 5%. The sub-adviser monitors the tracking error of the Small Cap Index Fund and International Index Fund on an ongoing basis and seeks to minimize tracking error to the extent possible. There can be no assurance that the Small Cap Index Fund and the International Index Fund will achieve any particular level of tracking error. For more information on this subject, see the discussion of “tracking error” in the Trust’s SAI.

Another reason why the performance of the Small Cap Index Fund and the International Index Fund may not always equal the performance of its benchmark index is because the performance of the benchmark index does not take into account management fees or other expenses incurred by each Fund.

Equity and Bond Fund

The Equity and Bond Fund invests in shares of the Equity Fund and the Bond Fund. The Equity and Bond Fund may hold a portion of its assets in U.S. Government securities, short-term paper, or may invest in the Money Market Fund to provide flexibility in meeting redemptions, expenses, and the timing of new investments, and to serve as a short-term defense during periods of unusual volatility.

Bond Fund

The Bond Fund invests primarily in investment grade bonds (e.g., those bonds that S&P or Moody’s have rated within their respective four highest rating categories), and in the same types of securities as the Money Market Fund. Under normal circumstances,

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at least 80% of the Fund’s total assets will be invested in investment grade bonds or unrated debt securities that the Manager determines to be of equivalent quality. The Bond Fund may also invest in investment grade mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial or consumer loans originated by financial institutions.

The Bond Fund usually maintains a duration target of less than 7 years and does not actively manage the portfolio based upon predictions of interest rates. Duration is a measure of sensitivity of bond prices to interest rate movements. The longer the duration of a debt obligation, the more sensitive its value is to changes in interest rates.

In selecting bonds for the Fund, the Manager seeks to maximize current income while minimizing risk and volatility through prudent investment management. Accordingly, the Fund seeks to limit its exposure to very risky or speculative investments by investing primarily in investment grade bonds that offer the potential for attractive returns.

The Fund may also invest up to 20% of its assets in debt securities that S&P or Moody’s have rated lower than the four highest rating categories or comparable unrated debt securities. Bonds that are rated lower than BBB by S&P or Baa by Moody’s are often referred to as “junk bonds.” Rating agencies consider junk bonds to have varying degrees of speculative characteristics. Consequently, although they can be expected to provide higher yields, such securities may be subject to greater market value fluctuations and greater risk of loss of income and principal than lower-yielding, higher-rated fixed-income securities. For more information, see “Description of Bond Ratings” in Appendix A of the SAI.

Tax Advantaged Bond Fund

Tax Advantaged Bond Fund invests primarily in a diversified selection of municipal bonds. Municipal bonds generally are designed to meet longer-term capital needs and have maturities of more than one year when issued. States, territories, local governments and municipalities issue municipal bonds to raise money for various purposes (for example, to pay for a road construction project, or to build an airport). The interest on a municipal bond is generally exempt from federal income tax, but may be subject to the federal alternative minimum tax and state income taxes.

Under ordinary circumstances at least 80% of the Fund’s total assets will consist of investment grade municipal bonds (e.g., municipal bonds rated within the four highest rating categories of Moody’s or S&P), and money market securities and cash. Up to 20% of the Fund’s total assets may be invested in municipal bonds that are unrated or rated below investment grade by Moody’s or by S&P.

Lower-rated municipal bonds and fixed income securities generally carry a greater degree of risk than higher-rated municipal bonds. Bonds rated below BBB by S&P and below Baa by Moody’s have speculative characteristics, and are commonly referred to as “junk bonds” and present a higher degree of credit risk. In addition, the Fund may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. To reduce this risk, the Fund will only purchase these bonds if the Manager believes the issuer has a strong incentive to continue making appropriations until maturity.

The Fund invests primarily in a diversified selection of municipal bonds with maturities of one to thirty years. A majority of the Fund’s investments are in issues with maturities longer than five years.

Money Market Fund

Under normal conditions, the Fund invests its assets exclusively in:

•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities, and

•	cash

•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

The Fund is managed in the following manner:

•	The Fund seeks to maintain a NAV of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund seeks to invest in securities that present minimal credit risk.

The Fund intends to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended. “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully. Government money market funds are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the Trust’s Board of Trustees may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board of Trustees has not elected to do so at this time.

The Fund’s adviser seeks to develop an appropriate portfolio for the Fund by considering the differences in yields among securities of different maturities, market sectors and issuers.

As with any money market mutual fund, the yield paid by the Fund will vary with changes in interest rates. Also, there is a possibility that the Money Market Fund’s share value could fall below $1.00, which could reduce the value of your account.

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More Information on Risk

Risk is inherent in all investing. Investing in a mutual fund—even the most conservative—involves risk, including the risk that you may receive little or no return on your investment or even that you may lose some or all of the money you invested. Before you invest, you should carefully consider the risks that you assume when you invest in the Funds. There may be other risks that are not listed herein that could cause the value of your investment in a Fund to decline and that could prevent a Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that a Fund may use. For additional information regarding the risks of investing in a Fund, please refer to the SAI. The discussion below provides additional information about the risks of investing in foreign securities and then provides information about other risks of the investing in the Funds.

Foreign Securities

Investments in foreign securities, including those of foreign governments, involve additional risks not normally present when investing in comparable domestic securities.

Some securities of foreign companies and governments may be traded in the U.S., such as American Depository Receipts (“ADRs”), but most are traded primarily in foreign markets. The risks of investing in foreign securities include:

Currency Risk.    For securities that are based in value on foreign currencies (including ADRs), a Fund must buy the local currency to buy a foreign security and sell the same local currency after it sells the security. Therefore, the value of that security to a Fund is affected by the value of the local currency relative to the U.S. currency. As a result, if the value of the local currency falls relative to U.S. currency, the value of that security falls, even if the security has not decreased in value in its home country.

Political and Economic Risk.    Foreign investments can be subject to greater political and economic risks. In some countries, there is the risk that the government may take over assets or operations of the company or impose taxes or place limits on the removal of assets that would adversely affect the value of the security. The possibility of default in foreign government securities, political or social instability or diplomatic developments generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries.

Regulatory Risk.    In many countries there is less publicly available information about issuers than is available for companies in the U.S. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to the U.S. companies. In many foreign countries there is less government supervision and regulation of business and industry practices, and it may be more difficult to obtain or enforce judgments against foreign entities.

Market Risks.    Foreign securities often trade with less frequency and volume than domestic securities and are therefore less liquid and more volatile than securities of comparable domestic issuers. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets.

Transaction Costs.    Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In addition, other costs, such as tax and custody costs, are generally higher than for domestic transactions.

Particular Risks for Developing Countries.    In general, the risks noted above are heightened for developing countries. In addition, certain developing countries have experienced substantial, and in some cases, rapidly fluctuating rates of inflation for a number of years. Inflation has, and may continue to have, a debilitating effect on the underlying economies of these countries. Many developing countries are heavily dependent on international trade and can be adversely affected by trade barriers and protectionist measures, as well as the depreciation or devaluation of their currencies.

Other Risks

Management Risk.    The non-LifePath Funds other than the Equity Index Funds are actively managed and could experience losses if the Manager or a sub-adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made by a Fund’s portfolio proved to be incorrect. There can be no guarantees that these techniques or the Manager or a sub-adviser’s investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Manager or a sub-adviser in connection with managing a Fund and also may adversely affect the ability of a Fund to achieve its investment goal.

Market Risk.    The Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund and indirectly the Equity and Bond Fund are subject to market risks associated with investments in common stocks. Stock prices may fluctuate widely over short or even extended periods in response to company, market or economic news. That is, securities or other investments may decline in value due to factors affecting individual issuers, securities markets generally or sectors within the securities markets. The value of a security may go up or down due to general market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. During a general downturn in the securities markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that securities or other investments held by a Fund will participate in or otherwise benefit from the advance.

Index Fund Risk.    An index fund has operating and other expenses, while an index does not. As a result, while an Equity Index

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Fund will attempt to track its benchmark index as closely as possible, it will tend to underperform the index to some degree over time. If an Equity Index Fund is properly correlated to its stated index, that fund will perform poorly when the index performs poorly.

Indexing Risk.    Each Equity Index Fund attempts to match the performance of a securities market index, but there is no guarantee that the Equity Index Fund will succeed in its attempt to match such performance.

Security Selection Risk.    Because securities market indices are developed by persons unrelated to an Equity Index Fund, the Manager or to an Equity Index Fund’s sub-adviser, an Equity Index Fund may hold stocks in companies that present risks that the Manager or the Equity Index Fund’s sub-adviser researching individual stocks might avoid.

Smaller Company Size Risk.    The Small/Mid Cap Equity Fund and Small Cap Index Fund’s investments in securities with market capitalizations of less than $5 billion presents risks that may be greater than investments in securities with market capitalization of greater than $5 billion. The securities of smaller capitalization companies are often more difficult to value, more difficult to obtain information about and more volatile than stocks of larger, more established companies. In addition, there may be no active trading for a Fund’s investments in smaller capitalization companies, which increases the risk that the Manager may have difficulty selling these types of securities held by the Small/Mid Cap Equity Fund and Small Cap Index Fund.

Credit Risk.    The investments of the Bond Fund and Tax Advantaged Bond Fund and indirectly the Equity and Bond Fund are subject to credit risk—the risk that an issuer of a bond is unable to meet its obligation to make interest and principal payments when due.

Income Risk.    The investments of the Bond Fund, Tax Advantaged Bond Fund and indirectly the Equity and Bond Fund are subject to income risk—the risk that the income from a Fund’s bond investments will decline. This risk applies when a Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Inflation Risk.    Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund’s assets can decline as can the value of the Fund’s distributions. Inflation risk applies particularly to fixed-income investments, like those of the Bond Fund, Tax Advantaged Bond Fund and indirectly the Equity and Bond Fund.

Investment Company Securities Risk.    The Funds may invest in securities of other investment companies, including exchange traded funds (“ETFs”), open-end funds and closed-end funds. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Large Company Risk.    The Equity Fund, International Equity Fund, S&P 500 Index Fund, International Index Fund, Equity and Bond Fund, the Bond Fund and the Money Market Fund may invest in securities of large capitalization companies. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies. Typically, large-cap companies are established, well-known companies; some may be multinationals, which may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

Liquidity Risk.    Each non-LifePath Fund is subject to liquidity risk. The Manager may have difficulty selling securities a Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities. Changes in a security’s liquidity may result from political, economic or issuer specific events; supply/demand imbalances; changes in a specific market’s size or structure, including the number of participants; or overall market disruptions. Securities with reduced liquidity or that become illiquid may involve greater risk than securities with more liquid markets. Market prices or quotations for illiquid securities may be volatile, and there may be large spreads between bid and ask prices.

Prepayment and Extension Risk.    The risk that homeowners or consumers may alter the pace of repayment on their mortgage or consumer loans, which may affect the yield of mortgage-or asset-backed securities that are backed by such loans.

Interest Rate Risk and Call Risk.    The Bond Fund and Tax Advantaged Bond Fund and indirectly the Equity and Bond Fund are subject to interest rate risk and call risk. Interest rate risk is the risk that the bonds a fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, a Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including governmental policy, monetary policy, inflation

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expectations, perceptions of risk, and supply and demand of bonds. Changes in government monetary policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

Municipal Bond Risk.    The Tax Advantaged Bond Fund is subject to this risk, which is the risk that a municipal bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Municipal securities can be significantly affected by political changes as well as uncertainties related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects (for example, education, healthcare or transportation), conditions in those sectors can affect the overall municipal market. Municipal bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and which can be paid by any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source. Additionally, some municipal securities are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid may reduce the Fund’s income. Certain providers of insurance for municipal securities incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that experienced defaults or otherwise suffered extreme credit deterioration. As a result, the availability of insured municipal bonds may be limited. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security will be more relevant, and the value of the municipal security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a municipal security would decline and may become worthless. The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the net asset value of the Fund shares represented by such insured obligation.

Mid-Cap Company Risk.    Investments in securities of mid-cap companies may involve greater risk of loss than investing in larger, more established companies. Mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of mid-cap companies’ stock tend to fluctuate in value more than those of larger capitalization stocks.

Concentration Risk.    Each Equity Index Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) to approximately the same extent that the applicable index concentrates in a particular industry. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

Financial Sector Risk.    An Equity Index Fund may invest 25% or more of its net assets in securities issued by companies in the financial sector. The market value of securities of issuers in the financial sector can be affected by various factors, such as adverse regulatory or economic occurrences, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions could adversely impact the value of such institutions.

Securities Issued by U.S. Government Sponsored Entities.    The Tax Advantaged Bond Fund, the Bond Fund, and indirectly the Equity and Bond Fund, may invest in U.S. Government and agency obligations. A fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. Since that time, Fannie Mae and Freddie Mac have received significant capital support through Treasury preferred stock purchases as well as Treasury and Federal Reserve purchases of their mortgage backed securities. No assurance can be given that the Federal Reserve, Treasury, or FHFA initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue. In addition, Fannie Mae and Freddie Mac also are the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. Government reportedly is considering multiple options, ranging from nationalization, privatization, consolidation, or abolishment of the entities. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so.

As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

High Yield/High Risk Securities (Junk Bonds).    These securities tend to offer higher yields than higher-rated securities of comparable maturities because the historical financial condition of the issuers of these securities is usually not as strong as that of other issuers.

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High yield fixed-income securities usually present greater risk of loss of income and principal than higher-rated securities. For example, because investors generally perceive that there are greater risks associated with investing in medium- or lower-rated securities, the yields and price of such securities may tend to fluctuate more than those of higher-rated securities. Moreover, in the lower-quality segments of the fixed income securities market, changes in perception of the creditworthiness of individual issuers tend to occur more frequently and in a more pronounced manner than do changes in higher-quality segments of the fixed-income securities market. The yield and price of medium-to lower-rated securities therefore may experience greater volatility than is the case with higher-rated securities.

Under adverse market or economic conditions, the secondary market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Funds could find it more difficult to sell such securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower-rated securities therefore may be less than the prices used in calculating the Fund’s NAV.

Mortgage-Backed and Asset-Backed Securities Risk.    Mortgage-backed and asset-backed securities are subject to prepayment risk, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund holding such securities would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities. Conversely, when interest rates rise, the value of mortgage-backed and asset backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of such securities, and cause their value to decline more than traditional fixed-income securities. See “Mortgage-Backed Securities” and “Asset-Backed Securities” in the Trust’s SAI.

Additionally, certain types of mortgage-backed and asset backed securities may experience significant valuation uncertainties, greater volatility, and significantly less liquidity due to the sharp rise of foreclosures on home loans secured by subprime mortgages. Subprime mortgages have a higher credit risk than prime mortgages, as the credit criteria for obtaining a subprime mortgage is more flexible than that used with prime borrowers. To the extent that a Fund invests in securities that are backed by pools of mortgage loans, the risk to the Fund may be significant. Additionally, if a Fund purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

How the State Farm LifePath Funds Invest

The LifePath Funds seek to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular investment time horizon. The LifePath Funds (other than the State Farm LifePath Retirement Fund) attempt to manage the investment risk in each strategy for investors whose time horizons correspond to the decade in the Fund’s name. For example, the State Farm LifePath 2020 Fund is designed for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2020. Similarly, the State Farm LifePath 2050 Fund is designed for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2050. The State Farm LifePath Retirement Fund is designed for investors who are currently withdrawing, or who plan to in the near future begin withdrawing, a substantial portion of their investment.

Under ordinary circumstances, each LifePath Fund is substantially fully invested.

The LifePath Investment Model

Each LifePath Fund seeks to achieve its objective through an investment strategy that relies on one of BFA’s proprietary investment models. BFA employs a proprietary investment model that analyzes securities market data, including risk, asset class correlations, and expected returns, to provide portfolio allocations among the asset classes offered through the Underlying Funds. The allocations are periodically monitored and rebalanced in an effort to maximize expected return for a given level of risk. In managing the LifePath Funds, BFA focuses on long-term targets and objectives. The progression over time of a LifePath Fund’s asset allocation to more conservative asset classes is a relatively steady process resulting in only gradual changes to the asset allocation from quarter to quarter. The LifePath Funds, through their investment in the Underlying Funds, do not engage in active and frequent trading of portfolio securities as a principal investment strategy.

Under normal circumstances, the asset allocation of each LifePath Fund changes over time according to a predetermined “glide path” as the LifePath Fund approaches its target date indicated in its name. The glide path represents the shifting of asset classes over time. A LifePath Fund’s asset mix becomes more conservative—that is, it invests more of its assets in fixed income securities prior to retirement—as time elapses. This reflects the need for reduced investment risk as retirement approaches and the need for lower volatility of the LifePath Fund.

How It Works: Spending Your “Risk Budget” Wisely

One way to understand how the LifePath Funds adjust their asset allocation is to regard the statistically determined risk in each Fund as its “risk budget.” BFA’s analysis begins with a statistical determination of how much a hypothetical investor, with a given time horizon for investment, on average, can afford to lose. This tolerance for loss can be viewed as the Fund’s risk budget. This risk budget reflects BFA’s statistical determination of risk, and may not be appropriate to you in measuring the specific degree of risk you are willing to accept.

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Different investment allocations can have the same risk of loss but with different expected returns. BFA seeks the Fund allocations that offer the highest expected return while keeping within a Fund’s statistically determined risk of loss.

Expected returns are not guaranteed returns. They are average projections based on comprehensive research and accepted principles of market behavior. Likewise, statistically determined risk covers the most likely scenarios, but it does not cover all possible losses.

Principal Investments:

The LifePath Funds, through their investment in the Underlying Funds, may invest in the following investments:

•	money market instruments

•	bonds

•	stocks, including:

•	stocks of the largest U.S. companies

•	stocks of all other publicly traded U.S. companies

•	stocks of issuers located outside the U.S., including those located in emerging markets

•	real estate investment trusts (“REITs”)

Within stocks and bonds are sub-categories of securities:

•	U.S. stocks can be separated according to the value of their outstanding stock (or capitalization), into large-cap, mid-cap and small-cap groupings.

•

Each of the stock capitalization categories can be separated according to their price-to-book ratios: the ratio of the value of a company’s traded stock to the book value of its plant, equipment and other tangible assets. The companies with the higher price-to-book ratios are considered growth stocks, and the companies with the lower price-to-book ratios are considered value stocks.

•

U.S. Government bonds, bonds issued by corporations, mortgage-backed securities, high yield bonds and foreign bonds form five separate sub-categories of bond investments. The first two sub-categories are further subdivided by maturity: long-term, intermediate-term and short-term.

•	Derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

While the model does not allocate among each of these sub-categories and the Underlying Funds do not generally correspond to the sub-categories, all of these sub-categories are or may be included within the various Underlying Funds.

The following table lists the Underlying Funds and the approximate asset allocations for each LifePath Fund as of March 31, 2018. BFA allocates each LifePath Fund’s assets among the Underlying Funds based on each Fund’s investment objective and policies. The asset allocation for each LifePath Fund will vary over time, and BFA is not required to invest any Fund’s assets in each of the Underlying Funds or in any particular percentage. BFA may add, eliminate or replace Underlying Funds at any time without notice to shareholders.

UNDERLYING FUNDS (As of March 31, 2018)
	LifePath Retirement	LifePath 2020	LifePath 2030	LifePath 2040	LifePath 2050
CAPITAL GROWTH
iShares Russell 1000 ETF	22%	25%	36%	46%	49%
iShares Russell 2000 ETF	5%	4%	2%	1%	0%
iShares Cohen & Steers REIT ETF	1%	3%	8%	12%	14%
iShares Core MSCI Emerging Markets Fund ETF	3%	4%	6%	8%	9%
iShares MSCI Canada ETF	1%	1%	1%	2%	2%
iShares Core MSCI EAFE ETF	8%	10%	16%	21%	24%
CAPITAL GROWTH and INCOME
iShares Core US Aggregate Bond ETF	51%	46%	26%	9%	1%
iShares TIPS Bond ETF	9%	8%	4%	1%	—
State Street Institutional U.S. Government Money Market Fund	—	—	—	—	—

Note: The allocation percentages may not add to 100% due to rounding

Although each LifePath Fund’s target allocation may shift over time depending on market conditions, each LifePath Fund’s target asset allocation is expected to be 40% in Underlying Funds that invest primarily in equity and 60% in Underlying Funds that invest primarily in fixed income by its retirement date. The target allocation is the mix of asset classes within the LifePath Fund.

The following table illustrates each LifePath Fund’s target allocation among asset classes as of March 31, 2018:

	Equity Funds (includes REITs)	Bond Funds
LifePath Retirement Fund	40%	60%
LifePath 2020 Fund	47%	53%
LifePath 2030 Fund	70%	30%
LifePath 2040 Fund	90%	10%
LifePath 2050 Fund	99%	1%

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Description of Underlying Funds

Each LifePath Fund may invest in some or all of the Underlying Funds described below at any given time. Please refer to the chart above for each LifePath Fund’s approximate target asset allocation as of March 31, 2018.

Each of the Underlying Funds that is an ETF seeks to reproduce index returns gross of management fees and other costs, and is not actively managed.

In managing the ETFs, BFA uses an indexing strategy called representative sampling. Representative sampling is investing in a representative sample of securities in the underlying index, which have a similar investment profile as the index. Securities selected under a representative sampling strategy are expected to have, in the aggregate, investment characteristics (based on market factors such as capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relative underlying index. Underlying Funds that use representative sampling may or may not hold all of the securities that are included in the relevant underlying index.

State Street Institutional U.S. Government Money Market Fund    seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value. The State Street Institutional U.S. Government Money Market Fund is a government money market fund and invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments. The Fund may hold a portion of its assets in cash pending investment, to satisfy redemption requests or to meet the Fund’s other cash management needs. The Fund invests in accordance with regulatory requirements applicable to money market funds.

iShares Russell 1000 ETF    seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities. The Fund seeks to track the investment results of the Russell 1000® Index (the “Underlying Index”), which measures the performance of the large- and mid-capitalization sectors of the U.S. equity market, as defined by FTSE Russell. As of March 31, 2017, the Underlying Index included issuers representing approximately 92% of the market capitalization of all publicly-traded U.S. equity securities. The Underlying Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,000 largest issuers in the Russell 3000 Index. As of March 31, 2017, the Underlying Index represented approximately 92.29% of the total market capitalization of the Russell 3000 Index. Total market capitalization reflects all equity shares outstanding, while total market value reflects float-adjusted capitalizations based on equity shares available for general investment. As of March 31, 2017, a significant portion of the Underlying Index is represented by securities of financials, information technology and technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares Russell 2000 ETF    seeks to track the investment results of an index composed of small-capitalization U.S. equities. The Fund seeks to track the investment results of the Russell 2000® Index (the “Underlying Index”), which measures the performance of the small-capitalization sector of the U.S. equity market. As of March 31, 2017, the Underlying Index included issuers representing approximately 8% of the total market capitalization of all publicly-traded U.S. equity securities. The Underlying Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. As of March 31, 2017, the Underlying Index represented approximately 7.71% of the total market capitalization of the Russell 3000 Index. Total market capitalization reflects all equity shares outstanding, while total market value reflects float-adjusted capitalizations based on equity shares available for general investment. As of March 31, 2017, a significant portion of the Underlying Index is represented by securities of financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares Cohen & Steers REIT ETF    seeks to track the investment results of an index composed of U.S. real estate investment trusts. The Fund seeks to track the investment results of the Cohen & Steers Realty Majors Index (the “Underlying Index”), which consists of REITs. The objective of the Underlying Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Underlying Index based on a review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Underlying Index must meet minimum market capitalization and trading volume requirements. The Underlying Index is weighted according to the total free float adjusted market value of each REIT’s outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the Underlying Index. Within the REIT market, the Underlying Index is diversified across property sectors that represent the current market. As of April 30, 2017, a significant portion of the Underlying Index is represented by REITs. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares MSCI Canada ETF     seeks to track the investment results of an index composed of Canadian equities. The Fund seeks to track the investment results of the MSCI Canada Custom Capped Index (the “Underlying Index”), which is designed to measure broad-based equity performance in Canada. The Underlying Index may include large-, mid- or small-capitalization companies. As of September 1, 2017, a significant portion of the Underlying Index is represented by securities of energy and financials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time. Prior to the selection of the Underlying Index on September 1, 2017, the Fund tracked the MSCI Canada Index.

iShares Core MSCI EAFE ETF    seeks to track the investment results of an index composed of large-, mid- and small-capitalization

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developed market equities, excluding the U.S. and Canada. The Fund seeks to track the investment results of the MSCI EAFE IMI Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”) as an equity benchmark for international stock performance. The Underlying Index is designed to measure large-, mid- and small-capitalization equity market performance and includes stocks from Europe, Australasia and the Far East and, as of July 31, 2017, consisted of stocks from the following 21 developed market countries or regions: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As of July 31, 2017, a significant portion of the Underlying Index is represented by securities of financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries and/or countries, are likely to change over time.

iShares Core MSCI Emerging Markets ETF    seeks to track the investment results of an index composed of large-, mid- and small-capitalization emerging market equities. The Fund seeks to track the investment results of the MSCI Emerging Markets Investable Market Index (IMI) (the “Underlying Index”), which is designed to measure large-, mid- and small-cap equity market performance in the global emerging markets. As of August 31, 2017, the Underlying Index consisted of securities from the following 24 emerging market countries: Brazil, Chile, China, Colombia, Czechia, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. As of August 31, 2017, the Underlying Index was comprised of 2,675 constituents. As of August 31, 2017, a significant portion of the Underlying Index is represented by securities of financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries and/or countries, are likely to change over time.

iShares Core U.S. Aggregate Bond ETF    seeks to track the investment results of an index composed of the total U.S. investment-grade bond market. The Fund seeks to track the investment results of the Bloomberg Barclays U.S. Aggregate Bond Index (the “Underlying Index”), which measures the performance of the total U.S. investment-grade bond market. As of December 31, 2016, there were 10,170 issues in the Underlying Index. The Underlying Index includes investment-grade U.S. Treasury bonds, government-related bonds, corporate bonds, mortgage-backed pass-through securities (“MBS”), commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. As of December 31, 2016, a significant portion of the Underlying Index is represented by MBS and treasury securities, and securities of industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares TIPS Bond ETF    seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds. The Fund seeks to track the investment results of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the “Underlying Index”), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the consumer price index (“CPI”), and TIPS’ principal payments are adjusted according to changes in the CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

Notes:

“Russell,” “Russell 1000® Index” and “Russell 2000® Index” are registered trademarks of FTSE Russell (“Russell”) and have been licensed for use for certain purposes by BlackRock Fund Advisors, or its affiliates. The Funds that are based on the Russell Indices are not sponsored, endorsed, sold or promoted by Russell, and Russell makes no representation regarding the advisability of investing in iShares.

“Cohen & Steers” and “Cohen & Steers Realty Majors Index” are trademarks of Cohen & Steers Capital Management, Inc. (“Cohen & Steers”) licensed for use for certain purposes by BlackRock Fund Advisors, or its affiliates. The iShares Cohen & Steers REIT ETF is not sponsored, endorsed, sold or promoted by Cohen & Steers, and Cohen & Steers makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

BLOOMBERG® is a trademark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark of Barclays Bank PLC (collectively with its affiliates, “Barclays”), used under license. “Bloomberg Barclays U.S. Aggregate Bond Index” is a trademark of Bloomberg and its licensors and has been licensed for use for certain purposes by BlackRock Fund Advisors or its affiliates. The Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund or the advisability of investing in securities generally or the ability of the underlying index to track corresponding or relative market performance.

“MSCI Canada IndexSM,” “MSCI EAFE® Index,” and “MSCI Emerging Markets IndexSM” are servicemarks of MSCI, and such marks have been licensed for use for certain purposes by BlackRock Fund Advisors, or its affiliates. The iShares MSCI Canada ETF, iShares MSCI EAFE ETF, and iShares MSCI Emerging Markets ETF are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI, and neither MSCI nor any other party makes any representation or warranty, express or implied, regarding the advisability of investing in the Funds.

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MANAGING THE INVESTMENTS OF THE FUNDS

Investment Adviser—All Funds

The Manager is the investment adviser, transfer agent and dividend disbursing agent for the Funds and for other mutual funds in the State Farm family of mutual funds. Subject to the supervision of the Board of Trustees of the Trust, the Manager is responsible for providing investment advisory and administrative services to the Funds, overseeing the day-to-day operations and business affairs of the Trust, and monitoring the performance of the sub-advisers to the Funds. The Manager’s principal office is located at One State Farm Plaza, Bloomington, Illinois 61710-0001. The Manager is wholly-owned by State Farm Mutual Automobile Insurance Company. The Manager has been providing investment advisory, administrative and transfer agency services to registered investment companies since 1967.

The Manager also provides all executive, administrative, clerical and other personnel necessary to operate the Trust and pays the salaries and other costs of employing all these persons. The Manager furnishes the Trust with office space, facilities, and equipment and pays the day-to-day expenses related to the operating and maintenance of such office space, facilities and equipment. Except for those expenses the Manager expressly assumes, including those noted above, each Fund otherwise pays for all of its own expenses. The Equity and Bond Fund, Bond Fund, Tax Advantaged Bond Fund and the Money Market Fund are each managed by a team of the Manager’s employees (each an “Advisory Team”). Each Advisory Team makes the investment decisions for these Funds, subject to the oversight of the Board of Trustees.

Investment Sub-Adviser—Certain Non-LifePath Funds

Bridgeway and Westwood are the co-investment sub-advisers to the Equity Fund. As investment sub-advisers, Bridgeway and Westwood make investment decisions for the Equity Fund, subject to the oversight of the Manager and the Board of Trustees. The Manager pays Bridgeway and Westwood for their services with the investment advisory and management fees the Manager receives from the Equity Fund.

Bridgeway is an investment sub-adviser to a portion of the Small/Mid Cap Equity Fund. As investment sub-adviser, Bridgeway makes investment decisions for a portion of the Small/Mid Cap Equity Fund, subject to the oversight of the Manager and the Board of Trustees. The Manager pays Bridgeway for its services with the investment advisory and management fees the Manager receives from the Small/Mid Cap Equity Fund.

Marsico and Northern Cross are the co-investment sub-advisers to the International Equity Fund. As investment sub-advisers, Marsico and Northern Cross make investment decisions for the International Equity Fund, subject to the oversight of the Manager and the Board of Trustees. The Manager pays Marsico and Northern Cross for their services with the investment advisory and management fees the Manager receives from the International Equity Fund.

BFA, a registered investment adviser that provides advisory services to registered investment companies, is the investment sub-adviser to the S&P 500 Index Fund, the Small Cap Index Fund and the International Index Fund and as such, makes investment decisions for these Funds, subject to the oversight of the Manager and the Board of the Trust. The Manager pays BFA for its services with the investment advisory and management services fee the Manager receives from these Funds.

Investment Sub-Adviser—LifePath Funds

BFA serves as the investment sub-adviser to the LifePath Funds, which invest in a combination of the Underlying Funds. BFA or its affiliates generally serve as investment adviser to each of the Underlying Funds.

BFA uses teams of portfolio managers, investment strategists and other investment specialists (each a “Portfolio Management Team”) to manage each LifePath Fund. BFA employs a combination of proprietary investment management systems and procedures to validate the consistent application of its investment methods. This team approach to portfolio management brings together many disciplines and leverages BFA’s extensive resources. The members of the Portfolio Management Team for each LifePath Fund that have the most significant responsibility for the day-to-day management are listed below. The team members listed below act collaboratively with the other members of their Portfolio Management Team on all aspects concerning the LifePath Funds. Each member of a Portfolio Management Team, including the below-listed members, is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his or her Portfolio Management Team with more limited responsibilities. Each member of each Portfolio Management Team has appropriate limitations on his or her authority for risk management and compliance purposes.

BFA is located at 400 Howard Street, San Francisco, California 94105. It is an indirect wholly owned subsidiary of BlackRock, Inc. As of December 31, 2017, BFA and its affiliates provided investment advisory services for assets in excess of $6.288 trillion. BFA and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Underlying Funds invest.

Oversight of Sub-Advisers

The Trust and the Manager have obtained an exemptive order from the Securities and Exchange Commission that permits the Trust and the Manager to retain and remove sub-advisers and modify sub-advisory arrangements without shareholder approval. Under the exemptive order, the Manager may act as a “manager of managers” for the Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International

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Index Fund, Bond Fund, Tax Advantaged Bond Fund, Money Market Fund, LifePath Retirement Fund, LifePath 2020 Fund, LifePath 2030 Fund, LifePath 2040 Fund and the LifePath 2050 Fund. The Manager supervises sub-advisers to each Fund that has retained a sub-adviser and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) to recommend their hiring, termination and replacement.

Investment Sub-Advisers for the Equity Fund

The Manager has engaged Bridgeway and Westwood as the investment sub-advisers to provide day-to-day portfolio management for the Equity Fund.

Bridgeway is located at 20 Greenway Plaza, Suite 450, Houston, Texas 77046. Bridgeway was formed in 1993. Bridgeway is an investment management firm that uses a statistically driven approach to create investment portfolios for its institutional and mutual fund clients.

Westwood is located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201. Westwood was founded in 1983. Westwood is a fundamental investment management firm that employs a bottom-up, value-based stock selection strategy to construct portfolios designed to generate superior risk-adjusted returns for its institutional and mutual fund clients.

For more information regarding Bridgeway and Westwood, please read the sections entitled “Investment Advisory Agreements—Between the Manager and Bridgeway” and “Investment Advisory Agreement—Between the Manager and Westwood” in the Trust’s SAI.

Investment Sub-Adviser for the Small/Mid Cap Equity Fund

The Manager has engaged Bridgeway as an investment sub-adviser to provide day-to-day portfolio management for a portion of the Small/Mid Cap Equity Fund. Bridgeway is located at 20 Greenway Plaza, Suite 450, Houston, Texas 77046.

For more information regarding Bridgeway, please read the sections entitled “Investment Advisory Agreements—Between the Manager and Bridgeway” in the Trust’s SAI.

Investment Sub-Advisers for the International Equity Fund

The Manager has engaged Marsico and Northern Cross as the investment sub-advisers to provide day-to-day portfolio management for the International Equity Fund.

Marsico is located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico was organized in 1997. In addition to sub-advising a segment of the International Equity Fund, Marsico provides investment management services to other mutual funds and private accounts.

Northern Cross is located at 125 Summer Street, 14th Floor, Suite 1410, Boston, Massachusetts 02110. Northern Cross is an investment management firm specializing in international equity mandates. As of December 31, 2017, Northern Cross had $33.2 billion under management.

For more information regarding Marsico and Northern Cross, please read the sections entitled “Investment Advisory Agreements—Between the Manager and Marsico” and “Investment Advisory Agreement—Between the Manager and Northern Cross” in the Trust’s SAI.

Investment Sub-Adviser for the S&P 500 Index Fund, the Small Cap Index Fund, the International Index Fund and the LifePath Funds

The Manager has engaged BFA as the investment sub-adviser to provide day-to-day portfolio management for the S&P 500 Index Fund, the Small Cap Index Fund, the International Index Fund and the LifePath Funds.

For more information regarding BFA, please read the sections entitled “Investment Advisory Agreements—Between the Manager and BFA” in the Trust’s SAI.

Additional Expense Information

The Manager has agreed to reimburse a share class of each Fund if, and to the extent, that the total annual operating expenses of that share class exceed the percentage of average net assets indicated in the table below. The percentages in the table below assume current net operating expenses of the share class of the Fund as reflected in the Fund’s fee table in this prospectus, excluding Acquired Fund Fees and Expenses (if any) shown in the Fund’s fee table in this prospectus. With any increase or decrease in the percentage rate of the 12b-1 fee assessed for a share class of a Fund, the expense reimbursement threshold for that share class of the Fund will increase or decrease by a corresponding percentage rate amount. For instance, if the percentage rate of the 12b-1 fee assessed for a share class of a Fund increases 0.05%, the expense reimbursement threshold for that share class of the Fund similarly will increase by 0.05%.

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The Manager may not discontinue this agreement to reimburse the Funds before April 30, 2019, without the consent of the Trust’s Board of Trustees.

	Expense Reimbursement Threshold
Fund	Class A	Class B	Premier	Legacy Class B
Equity Fund	1.20%	1.90%	1.10%	1.60%
Small/Mid Cap Equity Fund	1.11%	1.81%	1.01%	1.51%
International Equity Fund	1.50%	2.20%	1.40%	1.90%
S&P 500 Index Fund	0.70%	1.40%	0.60%	1.10%
Small Cap Index Fund	0.73%	1.28%	0.63%	1.13%
International Index Fund	0.85%	1.55%	0.75%	1.25%
Equity and Bond Fund(1)	0.25%	0.95%	0.15%	0.65%
Bond Fund	0.70%	1.10%	0.60%	1.10%
Tax Advantaged Bond Fund	0.70%	1.10%	0.60%	1.10%
Money Market Fund(2)	0.60%	1.00%	0.50%	1.00%
State Farm LifePath Retirement Fund	0.86%	1.56%	0.76%	1.26%
State Farm LifePath 2020 Fund	0.86%	1.56%	0.76%	1.26%
State Farm LifePath 2030 Fund	0.86%	1.06%	0.76%	1.26%
State Farm LifePath 2040 Fund	0.86%	1.06%	0.76%	1.26%
State Farm LifePath 2050 Fund	0.86%		0.76%

(1)

The Manager has agreed not to be paid an investment advisory and shareholder services fee for performing services for the Equity and Bond Fund. Nevertheless, the Manager receives investment advisory and shareholder service fees for performing these services for the Funds in which the Equity and Bond Fund invest. The Manager has agreed to reimburse the Equity and Bond Fund for all expenses directly incurred by the Fund except 12b-1 distribution fees and acquired fund fees and expenses. The Manager may not discontinue this agreement to reimburse the Equity and Bond Fund before April 30, 2019, without the consent of the Trust’s Board of Trustees.

(2)

The Manager and State Farm VP Management Corp. have agreed to waive all or a portion of their fees due from the Money Market Fund to prevent the Fund’s net yield from falling below zero. This expense reimbursement agreement is voluntary and may be eliminated by the Manager at any time.

Waiver of Sales Charges and Rule 12b-1 Distribution and Service Fees

Before April 1, 2017, State Farm VP Management Corp. Registered Representatives sold shares of State Farm Mutual Fund Trust (the “Trust”) and provided ongoing services to Trust shareholders. The Trust includes 15 separate investment series offered in this Prospectus, each referred to as a “Fund” and collectively referred to as the “Funds.” State Farm VP Management Corp. paid its Registered Representatives for selling Fund shares and for providing ongoing services to Fund shareholders before April 1, 2017. Effective April 1, 2017, State Farm VP Management Corp. has prohibited its Registered Representatives from selling the Funds or from providing services to persons who own Fund shares (although this action did not impact their ability to sell and service State Farm’s traditional insurance products), and effective April 1, 2017 Fund shares are available for purchase, exchange or redemption by calling the Mutual Funds Response Center at 1-800-447-4930 or by mailing written instructions to State Farm Mutual Funds, PO Box 219548, Kansas City, Missouri 64121-9548.

Effective for transactions occurring on or after April 1, 2017, State Farm VP Management Corp. will waive receipt of all sales charges disclosed in this Prospectus, and no sales charges disclosed in this Prospectus will apply to transactions occurring on or after April 1, 2017. Effective April 1, 2017 and thereafter, State Farm VP Management Corp. will waive receipt of all Rule 12b-1 Distribution and Service fees disclosed in this Prospectus, and no Rule 12b-1 Distribution and Service fees will apply on or after April 1, 2017.

State Farm VP Management Corp. will discontinue waiving receipt of sales charges and Rule 12b-1 Distribution and Service fees if and when State Farm VP Management Corp. permits its Registered Representatives to resume their sales and servicing roles with respect to Fund shares and Fund shareholders.

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Compensating the Manager for its Services

Each Fund (except the Equity and Bond Fund) pays the Manager an investment advisory and management services fee based upon that Fund’s average daily net assets. The fee is accrued daily and paid to the Manager monthly at the following annual rates:

Fund	Rate of Advisory Fee
Equity Fund	0.60% of average daily net assets
Small/Mid Cap Equity Fund	0.80% of average daily net assets
International Equity Fund	0.80% of average daily net assets
S&P 500 Index Fund	0.13% on the first $500 million, 0.12% on the next $250 million, 0.11% on the next $250 million, 0.085% on the next $2 billion, and 0.06% on amounts exceeding $3 billion of average daily net assets
Small Cap Index Fund	0.15% on the first $150 million, 0.13% on the next $850 million, 0.105% on the next $2 billion and 0.08% on amounts exceeding $3 billion of average daily net assets
International Index Fund	0.16% on the first $150 million, 0.14% on the next $850 million, 0.115% on the next $2 billion and 0.09% on amounts exceeding $3 billion of average daily net assets
Equity and Bond Fund	None
Bond Fund	0.10% of average daily net assets
Tax Advantaged Bond Fund	0.10% of average daily net assets
Money Market Fund	0.10% of average daily net assets
State Farm LifePath Retirement Fund	0.28% on the first $5 billion, 0.24% on the next $10 billion and 0.21% on amounts exceeding $15 billion
State Farm LifePath 2020 Fund	0.28% on the first $5 billion, 0.24% on the next $10 billion and 0.21% on amounts exceeding $15 billion
State Farm LifePath 2030 Fund	0.28% on the first $5 billion, 0.24% on the next $10 billion and 0.21% on amounts exceeding $15 billion
State Farm LifePath 2040 Fund	0.28% on the first $5 billion, 0.24% on the next $10 billion and 0.21% on amounts exceeding $15 billion
State Farm LifePath 2050 Fund	0.28% on the first $5 billion, 0.24% on the next $10 billion and 0.21% on amounts exceeding $15 billion

The assets of the State Farm Variable Product Trust Large Cap Equity Index Fund are combined with the assets of the S&P 500 Index Fund for purposes of calculating the breakpoints in the schedule above. The assets of the State Farm Variable Product Trust Small Cap Equity Index Fund are combined with the assets of the Small Cap Index Fund for purposes of calculating the breakpoints in the schedule above. The assets of the State Farm Variable Product Trust International Equity Index Fund are combined with the assets of the International Index Fund for purposes of calculating the breakpoints in the schedule above. The assets of all of the LifePath Funds are aggregated for purposes of calculating the investment advisory and management services fee applicable to each LifePath Fund.

Compensating Bridgeway for its Services

The Manager pays Bridgeway for its services to the portion of the Equity Fund and the Small/Mid Cap Equity Fund that it manages at the rates shown in the tables below:

Equity Fund

On the first $50 million	0.50% of average daily net assets
$50 million to $100 million	0.45% of average daily net assets
$100 million to $200 million	0.40% of average daily net assets
Over $200 million	0.35% of average daily net assets

Small/Mid Cap Equity Fund

On the first $100 million	0.60% of average daily net assets
$100 million to $250 million	0.55% of average daily net assets
Over $250 million	0.50% of average daily net assets

Compensating Westwood for its Services

The Manager pays Westwood for its services to the portion of the Equity Fund that it manages at the rates shown in the table below:

Equity Fund

On the first $25 million	0.55% of average daily net assets
$25 million to $50 million	0.45% of average daily net assets
Over $50 million	0.30% of average daily net assets

Compensating Marsico for its Services

The Manager pays Marsico for its services to the portion of the International Equity Fund that it manages at the rates shown in the table below:

International Equity Fund

On the first $300 million	0.50% of average daily net assets
$300 million to $400 million	0.45% of average daily net assets
Over $400 million	0.40% of average daily net assets

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Compensating Northern Cross for its Services

The Manager pays Northern Cross for its services to the portion of the International Equity Fund it manages at the rates shown in the table below:

International Equity Fund

On the first $500 million	0.60% of average daily net assets
Over $500 million	0.55% of average daily net assets

Compensating BFA for its Services

The Manager pays BFA for its services to the S&P 500 Index Fund, the Small Cap Index Fund, the International Index Fund and the LifePath Funds at the rates shown in the tables below:

S&P 500 Index Fund

On the first $500 million	0.03% of average daily net assets
$500 million to $750 million	0.02% of average daily net assets
Over $750 million	0.01% of average daily net assets

In determining the application of these breakpoints, the assets of the S&P 500 Index Fund are combined with the assets of the Large Cap Equity Index Fund of State Farm Variable Product Trust, so long as BFA remains the sub-adviser to that Fund and to the S&P 500 Index Fund. If the fee for the S&P 500 Index Fund calculated for a fiscal quarter is less than $25,000, the Manager pays BFA a sub-advisory fee of $25,000 for that fiscal quarter.

Small Cap Index Fund

On the first $150 million	0.05% of average daily net assets
Over $150 million	0.03% of average daily net assets

In determining the application of these breakpoints, the assets of the Small Cap Index Fund shall be combined with the assets of the Small Cap Equity Index Fund of State Farm Variable Product Trust, so long as BFA remains the sub-adviser to each fund.

International Index Fund

On the first $150 million	0.06% of average daily net assets
Over $150 million	0.04% of average daily net assets

In determining the application of these breakpoints, the assets of the International Index Fund shall be combined with the assets of the International Equity Index Fund of State Farm Variable Product Trust, so long as BFA remains the sub-adviser to each fund.

LifePath Funds

State Farm LifePath Retirement Fund	0.03% on the first $5 billion, 0.02% on the next $10 billion and 0.01% on amounts exceeding $15 billion
State Farm LifePath 2020 Fund	0.03% on the first $5 billion, 0.02% on the next $10 billion and 0.01% on amounts exceeding $15 billion
State Farm LifePath 2030 Fund	0.03% on the first $5 billion, 0.02% on the next $10 billion and 0.01% on amounts exceeding $15 billion
State Farm LifePath 2040 Fund	0.03% on the first $5 billion, 0.02% on the next $10 billion and 0.01% on amounts exceeding $15 billion
State Farm LifePath 2050 Fund	0.03% on the first $5 billion, 0.02% on the next $10 billion and 0.01% on amounts exceeding $15 billion

The assets of all of the LifePath Funds are aggregated for purposes of calculating the sub-advisory fee payable by the Manager to BFA.

Approval of Investment Advisory and Investment Sub-Advisory Agreements

For information regarding the basis for the Board of Trustees approving the continuation of the investment advisory and investment sub-advisory agreements, please see the Trust’s semi-annual report for the six-month period ended June 30, 2017.

Portfolio Managers

The Funds are managed by portfolio management teams as described below. Each team makes advisory decisions for the applicable Fund, subject to the oversight of the Board of Trustees of the Trust.

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Equity Fund

The chart below indicates the name, title, and length of service of the persons associated with Bridgeway and Westwood who are primarily responsible for the day-to-day management for each respective sub-adviser’s segment of the Equity Fund’s portfolio, and each person’s business experience during the past five years:

Bridgeway Portfolio Managers
Portfolio Manager and Title with Bridgeway	Length of Service with Bridgeway	Business Experience During the past 5 years

John Montgomery, Chief Investment Officer, Portfolio Manager	24 years	Investment management, research and analysis

Elena Khoziaeva, CFA Portfolio Manager	18 years	Investment management, research and analysis

Michael Whipple, CFA Portfolio Manager	15 years	Investment management, research and analysis

Westwood Portfolio Managers
Portfolio Manager and Title with Westwood	Length of Service with Westwood	Business Experience During the past 5 years

Mark Freeman, CFA Chief Investment Officer	19 years	Portfolio manager of equity and fixed income securities

Scott Lawson, CFA Vice President and Senior Research Analyst	14 years	Portfolio manager of equity securities

Matt Lockridge Senior Vice President and Research Analyst	8 years	Portfolio manager of equity securities

Varun Singh, PhD, CFA Vice President and Senior Research Analyst	6 years	Portfolio manager of equity securities

Small/Mid Cap Equity Fund

The chart below indicates the name, title, and length of service of the persons associated with Bridgeway and SFIMC who are primarily responsible for the day-to-day management for Bridgeway and SFIMC’s segment of the Small/Mid Cap Equity Fund’s portfolio, and each person’s business experience during the past five years:

Bridgeway Portfolio Managers
Portfolio Manager and Title with Bridgeway	Length of Service with Bridgeway	Business Experience During the past 5 years

John Montgomery, Chief Investment Officer, Portfolio Manager	24 years	Investment management, research and analysis

Elena Khoziaeva, CFA Portfolio Manager	18 years	Investment management, research and analysis

Michael Whipple, CFA Portfolio Manager	15 years	Investment management, research and analysis

SFIMC Portfolio Managers
Portfolio Manager and Title with SFIMC	Length of Service with SFIMC	Business Experience During the Past 5 years

Scott Hintz, CFA Assistant Vice President—Investment Planning Services	Since June 2004	Investment Analysis, Oversight and Research

Corey Schieler, CFA Investment Planning Services Director	Since December 1997	Investment Analysis, Oversight and Research

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International Equity Fund

The chart below indicates the name, title, and length of service of the persons associated with Marsico and Northern Cross who are primarily responsible for the day-to-day management for each respective sub-adviser’s segment of the International Equity Fund’s portfolio, and each person’s business experience during the past five years:

Marsico Portfolio Managers
Portfolio Manager and Title with Marsico	Length of Service with Marsico	Business Experience During the past 5 years

Tom Marsico Chief Investment Officer and Portfolio Manager	Since 1997	Portfolio manager of equity securities, research and analysis

Robert Susman, CFA Portfolio Manager	Since 2013	Research and analysis of equity securities

Northern Cross Portfolio Managers
Portfolio Manager and Title with Northern Cross	Length of Service with Northern Cross	Business Experience During the past 5 years

Howard Appleby, CFA, Principal	14 years	Portfolio manager of equity securities

James LaTorre, CFA, Principal	14 years	Portfolio manager of equity securities

Jean-Francois Ducrest, Principal	14 years	Portfolio manager of equity securities

S&P 500 Index Fund, Small Cap Index Fund and International Index Fund

Alan Mason, Greg Savage, CFA, Jennifer Hsui, CFA, Creighton Jue, CFA, and Rachel Aguirre are primarily responsible for the day-to-day management of the S&P 500 Index Fund, Small Cap Index Fund and International Index Fund. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his portfolio management team with more limited responsibilities, but each portfolio manager has appropriate limitations on his authority for risk management and compliance purposes.

Alan Mason is a managing director at BFA since 2009, and head of Americas Portfolio Engineering for the ETF and Index Equity, iShares Equity, Alternative Beta and Asset Allocation. Mr. Mason was previously a portfolio manager with Barclays Global Investors, N.A. and Barclays Global Fund Advisors from 1997-2009.

Greg Savage, CFA, is a managing director at BFA since 2010. Mr. Savage was previously a senior portfolio manager for Barclays Global Fund Advisors and Barclays Global Investors, N.A. from 2006 to 2009 and a portfolio manager for Barclays Global Fund Advisors and Barclays Global Investors, N.A. from 2001 to 2006.

Jennifer Hsui, CFA, has been a managing director at BFA since 2011 and was a director at BFA from 2009 to 2011. Ms. Hsui was previously a principal of Barclays Global Investors, N.A. from 2006 to 2009.

Creighton Jue, CFA, has been a managing director at BFA since 2011 and was a director at BFA from 2009 to 2011. Mr. Jue was previously a principal of Barclays Global Investors, N.A. from 2000 to 2009.

Rachel Aguirre has been a managing director at BFA since 2018, was a director at BFA from 2012 to 2017 and was a Vice President at BFA from 2009 to 2011. Ms. Aguirre was previously a principal and portfolio manager of Barclays Global Investors, N.A. from 2005 to 2009.

Each of Ms. Hsui, Mr. Jue and Ms. Aguirre has been one of the portfolio managers primarily responsible for the day-to-day management of the Equity Index Funds since May 2016.

Equity and Bond Fund

The Equity and Bond Fund invests in shares of the Equity Fund and the Bond Fund, and these underlying funds invest in either common stocks or bonds. Consequently, the Equity and Bond Fund has the same portfolio managers as the Equity Fund and as the Bond Fund. For a description of the portfolio managers of the Equity Fund and the portfolio managers of the Bond Fund, please see the separate descriptions for those Funds included in this prospectus.

Bond Fund

Mr. John Malito and Ms. Lisa Rogers are the portfolio managers responsible for the day-to-day management of the Bond Fund. Mr. Malito an Investment Professional—State Farm Mutual Automobile Insurance Company, and Ms. Rogers, an Investment Executive-State Farm Mutual Automobile Insurance Company, have been associated with the Bond Fund since 2016, and over the past five years Mr. Malito and Ms. Rogers have been involved in all aspects of managing

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fixed income portfolios for State Farm Mutual Automobile Insurance Company and its affiliated entities, including the investments of the Bond Fund.

Mr. Malito and Ms. Lisa Rogers’ roles as portfolio managers to the Bond Fund include selecting fixed income securities for purchase and sale, conducting fixed income research and reviewing financial data and research reports.

Tax Advantaged Bond Fund

Messrs. Robert Reardon and Mike Zaroogian are the portfolio managers primarily responsible for the day-to-day management of the Tax Advantaged Bond Fund. Mr. Reardon, Investment Executive—State Farm Mutual Automobile Insurance Company, has been associated with the Tax Advantaged Bond Fund since 2000. Mr. Zaroogian, Investment Professional—State Farm Mutual Automobile Insurance Company, has been associated with the Tax Advantaged Bond Fund since 2016. Over the past five years, Messrs. Reardon and Zaroogian have been involved in all aspects of managing tax advantaged fixed income portfolios for State Farm Mutual Automobile Insurance Company and its affiliated entities, including managing the portfolio of the Tax Advantaged Bond Fund.

The roles of Mr. Reardon and Mr. Zaroogian on the Tax Advantaged Bond Fund’s portfolio management team include selecting municipal securities for purchase and sale, conducting municipal research and reviewing financial data and research reports.

LifePath Funds

Matthew O’Hara, Alan Mason and Amy Whitelaw (the “LifePath Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the LifePath Funds, and the LifePath Portfolio Managers act collaboratively on all aspects concerning these Funds. The day-to-day portfolio management activities include, but are not limited to, investing cash inflows; coordinating with members of their team to focus on certain asset classes; implementing investment strategy; researching, reviewing and amending investment strategy; and overseeing members of his or her portfolio management team with more limited responsibilities.

Mr. O’Hara has been employed by BFA as Managing Director since 2013 and as Director for the period 2009 to 2012. Mr. O’Hara is the global head of investment research for the Lifetime Asset Allocation Group. Mr. O’Hara has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Funds since November of 2016.

Mr. Mason has been employed by BFA as Managing Director since December 2009. Mr. Mason is responsible for multi-asset class solutions for institutional clients. Mr. Mason has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Funds since September 2009.

Ms. Whitelaw has been employed by BFA as Managing Director since 2013 and as Director for the period 2009 to 2012. Ms. Whitelaw has been Head of Defined Contributions Portfolio Management at BFA since December 2009. Ms. Whitelaw has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Funds since September 2010.

The SAI provides additional information about portfolio managers’ compensation, other accounts managed by the portfolio managers and portfolio managers’ ownership of securities in the Funds.

Legal Proceedings.    On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC (“BAL”), BlackRock Investment Management, LLC, and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the Investment Company Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees in the period beginning one year prior to the filing of the lawsuit and ending on the date of judgement, along with purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

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SHAREHOLDER INFORMATION

You may buy shares of any of the Funds by submitting a written order directly to State Farm VP Management Corp. at the address listed below, by contacting a State Farm VP Management Corp. Customer Service Representative at 1-800-447-4930 from 8:00 a.m. through 6:00 p.m. (Central Time) Monday through Friday (except holidays), or via the Internet. An interactive voice response (IVR) system, provides access to most information and many transactions, 24 hours per day.

We will employ reasonable procedures to confirm that telephone and internet instructions are genuine. These procedures include recording telephone calls, requiring the use of a personal identification number for internet transactions, and sending you transaction confirmation statements. If the Manager and the Funds fail to comply with such procedures, they may be liable for any losses due to unauthorized or fraudulent instructions. However, the Funds, the Manager and their respective officers, directors, employees and agents will not be liable for acting upon instructions given, when reasonably believed to be genuine.

During periods of volatile economic and market conditions, you may have difficulty initiating a transaction by telephone or by the internet, in which case you should consider sending in your request by letter.

Telephone Transaction Privileges are automatically established for you unless you decline these privileges on the Application. If you currently do not have the Telephone Transaction Privileges but would like to sign up for these privileges, you may complete an Investor Account Services Form. Your signature on the Investor Account Services Form must be witnessed by a notary public.

Although the Application or the Investor Account Services Form authorize the Funds and the Manager to record all telephone instructions, the Funds may not honor telephone instructions unless permission to record is confirmed by the caller. Each Fund reserves the right at any time to suspend, limit, modify or terminate Telephone Transaction Privileges, but will not do so without giving you at least 30 days’ prior written notice.

Minimum Investments

Your initial and subsequent investment in each of the Funds has to meet these minimum requirements.

Minimum Investments

Initial Investment—To open an account by check or ACH (without an AIP*)	$1,000 per Fund
Initial Investment—To open an account by check or ACH (with an AIP)	$1,000 per Fund
Subsequent investments by check, ACH, or AIP	$50 per Fund

*	AIP stands for Automatic Investment Plan.

The above minimum investment amounts do not apply to SEP IRAs, SIMPLE IRAs or accounts held under other employer-sponsored qualified retirement plans.

Reduced Sales Charge Options and Share Class Options

As of May 1, 2006, the previously existing “Class A” and “Class B” shares were renamed “Legacy Class A” and “Legacy Class B” shares, and on that same day new Class A and new Class  B shares were created. Any shareholder who owned former Class A or former Class B shares as of April 30, 2006, became the owner of the same number of Legacy Class A or Legacy Class B shares as of May 1, 2006.

Effective May 23, 2016, Legacy Class A shares were renamed Premier shares and became subject to new minimum investment amounts. A shareholder services fee equal to 0.15% applies to Premier shares, which is 0.10% less than the shareholder services fee that applies to Class A shares. Otherwise, Premier shares have the same sales charges and total annual fund operating expenses as Class A shares. Premier shares are available to shareholders whose account balance(s) in Class A equals or exceeds $100,000. Accordingly, Class A shareholders with account balance(s) in Class A shares with a total value equal to or greater than $100,000 will convert to Premier shares and will be eligible to purchase Premier shares thereafter.

A conversion is a non-taxable event. For purposes of determining which shareholders are qualified to invest in Premier shares, accounts owned by shareholders identified with the same primary taxpayer identification number and/or accounts identified with the same primary address are combined. For purposes of determining which shareholders may invest in Premier Shares, the following types of accounts will not be included: SEP IRAs, SIMPLE IRAs or accounts held under other employer-sponsored qualified retirement plans. The conversion of Class A shares into Premier shares will occur at relative net asset value of the shares such that the value of a shareholder’s account after the conversion will equal the value of the account before the conversion.

An account is a distinct registration in which a Fund’s shares are held, and each account has its own unique account number.

This prospectus also relates to Class B shares and Legacy Class B shares, which no longer are available for purchase by new investors or by existing shareholders. Fund shareholders who own Class B shares or Legacy Class B shares may continue to exchange those shares for Class B or Legacy Class B shares of other Funds but may not purchase new Class B or Legacy Class B shares.

Class A and Premier shares are available for investors choosing an initial sales charge. Shares of each class represent interests in the same Fund, have the same rights and, except for the differences in shareholder services expense, are identical in all respects. Each class has different exchange privileges, as described in the section of this prospectus on “How to Exchange Shares.”

The net income attributable to each class of shares and the dividends payable on shares of each class will be reduced by the amount of the distribution and service (12b-1) fees and shareholder services fees attributable to those shares and incremental expenses

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associated with the class. Shareholders of each class of a Fund have exclusive voting rights on the distribution and service (12b-1) plan as it applies to that class. Qualified Purchasers, a term defined in the section of this Prospectus titled “Who can Purchase Shares?”, are not eligible to purchase Premier shares.

Class A and Premier Shares

Initial Sales Charge

Class A Shares and Premier Shares.    You can buy Class A shares and Premier shares of each of the Funds at the offering price, which is the NAV per share plus a sales charge (commission). The applicable sales charge schedule for your investment in Class A shares or Premier shares of the Funds, except an investment in the Bond Fund or the Tax Advantaged Bond Fund, is set forth in Sales Charge Schedule #1 below. If you are purchasing Class A shares or Premier shares of the Bond Fund or the Tax Advantaged Bond Fund, the applicable sales charge schedule is Sales Charge Schedule #2 below. There is no initial sales charge for “new investments” in Class A shares or Premier shares of the Money Market Fund. A new investment is an investment you initially make in the Fund by means other than an exchange from another Fund.

Sales Charge Schedule #1

Sales Charge as Percentage of

	Offering Price	Net Amount Invested*
Less than $25,000	5%	5.26%
$25,000 to $49,999	4.5%	4.71%
$50,000 to $99,999	4.0%	4.17%
$100,000 to $199,999	3.0%	3.09%
$200,000 to $299,999	2.5%	2.56%
$300,000 to $399,999	2.0%	2.04%
$400,000 to $499,999	1.5%	1.52%
$500,000 or more	0%**	0%

Sales Charge Schedule #2

Sales Charge as Percentage of

	Offering Price	Net Amount Invested*
Less than $50,000	3%	3.09%
$50,000 to $99,999	2.5%	2.56%
$100,000 to $199,999	2.0%	2.04%
$200,000 to $299,999	1.5%	1.52%
$300,000 to $399,999	1.0%	1.01%
$400,000 to $499,999	0.5%	0.503%
$500,000 or more	0%**	0%

*	The percentages for “Net Amount Invested” are rounded to the nearest one-hundredth or one-thousandth of one-percent. Your net amount invested may be slightly different than indicated by these percentages due to rounding.
**	No sales charge is imposed at the time of purchase on amounts of $500,000 or more. However, for investment of $500,000 or more in Class A or Premier shares of any Fund other than the Money Market Fund, a contingent deferred sales charge will be charged if shares are redeemed within 12 months following their purchase at the rate of 0.5% on the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the cost of such shares. The contingent deferred sales charge may be waived in certain circumstances. See “When will the Contingent Deferred Sales Charge Schedule be Waived?” on p. 98.

Whether you buy Class A or Premier shares, you may qualify for a reduced sales charge, or the sales charge may be waived, as described below under “When Will the Initial Sales Charge be Reduced or Waived?”

Initial Sales Charge for the Money Market Fund.    The initial sales charge does not apply to new investments in Class A or Premier shares of the Money Market Fund. New investments in the Money Market Fund will only be accepted in Class A or Premier shares, whichever class of shares you are eligible to purchase.

Additional Sales Charge for Certain Exchanges from Class A Shares or Premier Shares of the Bond Fund and the Tax Advantaged Bond Fund.    If you should exchange a new investment in Class A shares or Premier shares of the Bond Fund or Class A shares or Premier shares of the Tax Advantaged Bond for Class A shares or Premier shares of another Fund (other than the Bond Fund or the Tax Advantaged Bond Fund) within 180 days of acquiring the Class A shares or Premier shares of the Bond Fund or the Class A shares or Premier shares of the Tax Advantaged Bond Fund, you will be charged an additional sales charge equal to 1% of the lesser of the value of the shares exchanged (exclusive of reinvested dividends and capital gains distributions) or the cost of such shares. This sales charge will be collected from the redemption proceeds to be reinvested in shares of the new Fund position unless you pay the sales charge in another manner. For purposes of assessing the 1% sales charge, a new investment in Class A shares or Premier shares of the Bond Fund or Class A shares or Premier shares of the Tax Advantaged Bond Fund includes shares acquired from a new investment in the Class A shares or Premier shares of the Money Market Fund. In determining the amount of the sales charge that applies to exchanges from the Bond Fund or the Tax Advantaged Bond Fund, the calculation will be made in a manner that results in the lowest possible sales charge. It will be assumed that the exchange is made first from shares of the Bond Fund or the Tax Advantaged Bond Fund acquired through an exchange from another Fund (other than an exchange into the Bond Fund or the Tax Advantaged Bond Fund made from a new investment in the Money Market Fund); next from shares acquired from the reinvestment of dividends and distributions; and finally, it will be assumed that the exchange is made from shares acquired as new investments in the Bond Fund or the Tax Advantaged Bond Fund. No breakpoints or reductions in the rate of this sales charge will apply when this sales charge is due. The 1% additional sales charge does not apply if the initial sales charge on your purchase of Class A shares or Premier shares of the Bond Fund or the Tax Advantaged Bond Fund was 0% or was waived.

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When will the Initial Sales Charge be Reduced or Waived for Class A and Premier Shares?

There are several ways to reduce or eliminate the initial sales charge:

•	Combined Purchases

•	Rights of Accumulation

•	Letter of Intent

•	Plan Transfer Agreement

•	Special Waivers

A Customer Service Representative can explain these programs to you and help you determine if you qualify for a sales charge reduction or waiver. The sales charge reduction or waiver programs may be changed or discontinued at any time.

Combined Purchases.    Purchases made at the same time for any of the Funds, other than the Money Market Fund, in related accounts may be aggregated for the purpose of receiving a reduced sales charge. Here is how you qualify for a reduced sales charge:

•

Purchases in related accounts in Class A or Premier shares which may be aggregated to qualify for a reduced sales charge include purchases made by shareholders identified with the same primary taxpayer identification number, and/or purchases made by shareholders identified with the same primary address.

•

Purchases made by or for the benefit of each participant within an employer-sponsored plan will be combined with all other purchases made at the same time, in that plan for the purpose of receiving a discounted sales charge. Purchases by participants in these plans will not be combined with other individual accounts those participants may have outside the plan. Details regarding how to combine purchases for your employer-sponsored plan are located under the heading “Shareholder Information—Plan Transfer Agreement.” An exception to this rule includes:

•

A participant account relating to a tax sheltered account under Section 403(b)(7) of the Internal Revenue Code will be combined with other individual accounts with the same primary taxpayer identification number and/or with other individual accounts identified with the same primary address that participants may hold for the purposes of receiving a reduced sales charge.

•

Purchases made for a customer in nominee or street name accounts (accounts which hold the customer’s shares in the name of a broker or another nominee such as a bank trust department) may not be aggregated with purchases made at the same time for other accounts and may not be aggregated with purchases made at the same time for other nominee or street name accounts unless otherwise qualified as noted above.

You must tell us at the time your orders are placed that there are multiple orders which qualify for a reduced sales charge.

Rights of Accumulation.    Purchases may also qualify for a reduced sales charge based on the current NAV of your account and any related accounts in any of the Funds, excluding new investments in the Money Market Fund. Here is how you qualify for a reduced sales charge:

•

Investments in related accounts in Class A, Premier shares, Class B and Legacy Class B shares which may be aggregated to qualify for a reduced sales charge include the current total NAV of your account and all other accounts identified with the same primary taxpayer identification number, and/or identified with the same primary address.

•

Investments made by or for the benefit of each participant within an employer-sponsored plan will be combined with the current total NAV of all participant accounts within the plan to determine qualification for reduced sales charges. Purchases by participants in these plans will not be combined with the current total NAV of other individual accounts those participants may have outside the plan. An exception to this rule includes:

•

A participant account relating to a tax sheltered account under Section 403(b)(7) of the Internal Revenue Code will be combined with other individual accounts identified with the same primary taxpayer identification number and/or with other individual accounts identified with the same primary address that participants may hold for the purposes of receiving a reduced sales charge.

•

Investments made for a customer in nominee or street name accounts (accounts which hold the customer’s shares in the name of a broker or another nominee such as a bank trust department) may not be aggregated with the current total NAV of other accounts and may not be aggregated with the current total NAV of other nominee or street name accounts unless otherwise qualified as noted above.

You must tell us at the time your order is placed that it qualifies for a reduced sales charge based on related holdings in existing Fund accounts.

Letter of Intent.    You may qualify for a reduced sales charge if you enter into a non-binding Letter of Intent, telling us that you intend to buy, within 13 months, shares that, if purchased all at once, would qualify. Fund shares purchased in the 90-day period prior to entering into the Letter of Intent may be combined with new purchases in related accounts as shown above to reach the investment commitment of the Letter of Intent. You must tell us if you want purchases made in related accounts to count toward your investment commitment. Up to 5% of the stated amount of the Letter of Intent will be held in escrow to cover additional sales charges which may be due if investments over the 13-month period are not sufficient to qualify for the sales charge reduction. If you do not achieve the intended investment within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which will be deducted from any account linked to the letter of intent. Letters of Intent do not apply to employer sponsored plan accounts except 403(b)(7) accounts. The purchase of shares of the Money Market Fund will not count toward meeting an investment commitment under a Letter of Intent.

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Plan Transfer Agreement.    An employer sponsor of a SEP IRA, a SIMPLE IRA or a Retirement Plan Funding Program (a program in which a tax-qualified employer-sponsored retirement plan purchases Fund shares as an investment for the plan) (RPFP) that enters into a Plan Transfer Agreement may qualify for a sales charge reduction or waiver. The Plan Transfer Agreement specifies the value of Fund shares that the Plan intends to purchase within 60 days of execution of the agreement. The sales charge that will apply when an investor executes a Plan Transfer Agreement is the sales charge that would apply if the entire amount of the investment specified in the Plan Transfer Agreement were made simultaneously. You must complete the Plan Transfer Agreement if you want transfers made into your SEP IRA, SIMPLE IRA or RPFP plan to qualify for a reduced sales charge. The Plan Transfer Agreement must accompany an IRA Transfer Request Form. The Plan Transfer Agreement does not apply to 401(k) Safe Harbor plans or 403(b) accounts. The purchase of shares of the Money Market Fund will not count towards meeting the Plan Transfer Agreement.

Special Waivers.    You may purchase Class A shares or Premier shares (if you qualify to purchase Premier shares) without an initial sales charge if:

•	You are purchasing shares of the Money Market Fund.

•	You are a current or retired agent or employee of the State Farm Insurance Companies or a Family Member of such a person.

“Family Member” is defined as:

“Immediate”

•	spouse

•	parents

•	step-parents

•	children:

•	natural born children

•	step-children

•	court appointed foster children

•	legally adopted children

“Extended”

•	grandparents

•	step-grandparents

•	great grandparents

•	step-great grandparents

•	grandchildren

•	step-grandchildren

•	great grandchildren

•	step-great grandchildren

•

If you are eligible to purchase Class A or Premier shares without an initial sales charge as an “Immediate” family member of a current or retired agent or employee of the State Farm Insurance Companies and if that person dies, you continue to be a person who, without paying an initial sales charge, may establish new registrations and add to existing registrations.

•

If you are eligible to purchase Class A or Premier shares without an initial sales charge as an “Extended” family member of a current or retired agent or employee of the State Farm Insurance Companies and if that person dies, you may no longer establish new registrations without paying an initial sales charge.

•

If you hold Class A or Premier shares that were purchased without an initial sales charge but you no longer qualify to establish new registrations without paying an initial sales charge, you may nevertheless maintain and add to your existing registration(s) without paying an initial sales charge.

•

If you acquired your Fund shares because another shareholder transferred those shares to you and if you are otherwise ineligible to invest in Class A or Premier shares without paying an initial sale charge, you will be allowed to maintain your account. However, in these circumstances, you may not purchase additional Class A or Premier shares for your account without paying an initial sales charge and you may not open any new registrations without paying an initial sales charge.

•

You are a current agent of the State Farm Insurance Companies purchasing shares for your employer-sponsored retirement plan. Participating employees of the State Farm agent’s employer-sponsored retirement plan may also purchase shares without an initial sales charge within that plan. No special waiver shall be allowed for the purchase of shares for employer-sponsored retirement plans not sponsored by a current agent of the State Farm Insurance Companies.

•	You are currently serving on the Trust’s Board of Trustees.

•	You are currently a member of the Board of Directors of State Farm Mutual Automobile Insurance Company or one of its affiliated companies.

•

You are purchasing shares by reinvesting the proceeds of the redemption of shares of one or more of the Funds. You must provide appropriate documentation that the redemption occurred not more than 90 days prior to the reinvestment of the proceeds, and that the shares that were redeemed were at one time subject to an initial sales charge or contingent deferred sales charge. In addition, to qualify for a waiver of the initial sales charge, the redemption that occurred in the previous 90 days must have resulted in a termination of the account in which the shares were held.

•

You are purchasing shares by reinvesting the proceeds of a redemption of shares issued by State Farm Associates’ Funds Trust or State Farm Mutual Fund Trust (Retail Class A/B, Premier, Legacy B, Institutional, R-1, R-2, R-3 shares) which redeemed shares were previously held in an employer sponsored plan including SEP IRA, SIMPLE IRA, Profit Sharing, 401(k), 403(b), or Retirement Plan Funding Program (RPFP). Subsequent purchases into the new account holding Fund shares will be subject to the initial sale charge. Note—Former shareowners of Institutional and R-3 shares of State Farm Mutual Fund Trust may

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not be eligible to purchase Class A or Premier shares. See the applicable Institutional prospectus for more details.

•	You are reinvesting dividends or other distributions from a Fund.

•	You are a participant in a retirement plan reinvesting loan repayments.

•	You are acquiring Fund shares issued in connection with the acquisition by a Fund of another investment company.

•

You are purchasing Fund shares with the proceeds of a distribution from State Farm’s 401(k) Savings Plan for United States employees. Proceeds must come directly from State Farm’s 401(k) Savings Plan for reduced sales charge eligibility. Proceeds submitted indirectly will not be eligible for reduced sales charges, unless other eligibility is met. Purchases submitted by any method other than a direct contribution from State Farm’s 401(k) Savings Plan will be charged a sales load.

You also may purchase Class A and Premier shares, whichever share class is available to you, without an initial sales charge if you purchase $500,000 or more of the Funds’ shares. However, redemption of such shares within 12 months of purchase is subject to a contingent deferred sales charge of 0.5% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the total cost of the shares. This 0.5% contingent deferred sales charge does not apply to redemptions from Class A and Premier shares of the Money Market Fund.

If you qualify to purchase shares without an initial sales charge due to a special waiver, you must complete an “Institutional Share Class Eligibility or Purchase at Net Asset Value” form.

If you hold Class A or Premier shares that were purchased without an initial sales charge but you no longer qualify to purchase Class A or Premier shares without an initial sales charge under the criteria set forth above, you may nevertheless maintain and add to your established account registration(s), but you may not open any new registrations without paying an initial sales charge.

Class B and Legacy Class B Shares

Class B and Legacy Class B shares no longer are available for purchase by new investors or by shareholders who own Class B shares or Legacy Class B shares in existing accounts. A shareholder who owns Class B shares or Legacy Class B shares in an existing account may continue to hold those shares within the account and may exchange those shares for Class B shares or Legacy Class B shares of another Fund as described in the section of this Prospectus titled “How to Exchange Shares.” If a shareholder who owns Class B shares or Legacy Class B shares in an existing account receives dividends and capital gain distributions through reinvestment in new Fund shares, Class B shares or Legacy Class B shares will be issued when such dividends or capital gain distributions are reinvested.

Contingent Deferred Sales Charge

Unlike an initial sales charge, which is paid when you purchase shares, a contingent deferred sales charge is only paid if you sell your shares during a certain period of time. Class B and Legacy Class B shares were offered at NAV without an initial sales charge, but subject to a contingent deferred sales charge as set forth in the applicable schedule below. Class B shares of all Funds, other than the Bond Fund and the Tax Advantaged Bond Fund, are subject to the contingent deferred sales charges set forth in Schedule #1 below, whereas Legacy Class B shares of all Funds and Class B shares of the Bond Fund and the Tax Advantaged Bond Fund are subject to the contingent deferred sales charges set forth in Schedule #2 below. Each schedule shows the contingent deferred sales charges that apply to redemptions occurring during the first through sixth years after purchasing the shares. The percentage charge that applies to a specific redemption depends upon when the shares that are redeemed were purchased. The contingent deferred sales charge is imposed on the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the cost of such shares.

In determining whether a contingent deferred sales charge applies to a redemption of Class B or Legacy Class B shares, the calculation will be made in a manner that results in the lowest possible charge. It will be assumed that the redemption is made first from shares acquired through the reinvestment of dividends and distributions; then from shares held beyond the applicable contingent deferred sales charge period; and finally, from shares subject to the lowest contingent deferred sales charge.

Contingent Deferred Sales Charge Schedule #1
Contingent Deferred Sales Charge Applicable in the Year of Redemption After Purchase*
First	Second	Third	Fourth	Fifth	Sixth	Seventh	Eighth
5.00%	4.25%	3.5%	2.75%	2.00%	1.00%	0.00%	0.00%

Contingent Deferred Sales Charge Schedule #2
Contingent Deferred Sales Charge Applicable in the Year of Redemption After Purchase*
First	Second	Third	Fourth	Fifth	Sixth	Seventh	Eighth
3.00%	2.75%	2.75%	2.50%	2.00%	1.00%	0.00%	0.00%

*	No contingent deferred sales charge is paid on an exchange of shares, nor is one paid on the sale of shares received as a reinvestment of dividends or capital gains distribution. Class B and Legacy Class B shares will convert to Class A or Premier shares, depending upon the value of the account and related accounts at the time of conversion, after a full eight years, thus reducing future expenses associated with owning those shares.

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Automatic Conversion of Class B and Legacy Class B Shares

Class B and Legacy Class B shares automatically convert to Class A or Premier shares, depending upon the value of the account and related accounts at the time of conversion, two years after the expiration of any contingent deferred sales charge. This conversion feature relieves Class B and Legacy Class B shareholders of the higher asset-based distribution and service (12b-1) charges that otherwise apply to Class B and Legacy Class B shares. The conversion is based on the relative NAV of the two classes, and no charge is imposed in connection with the conversion.

When Will the Contingent Deferred Sales Charge Schedule be Waived?

A contingent deferred sales charge will not be assessed on Class A or Premier shares (for purchases of $500,000 or more) or Class B or Legacy Class B shares for:

•	exchanges of shares in one Fund for the same class of shares of another Fund;

•	when an affiliate of the Manager redeems Fund shares that represent seed capital invested in a Fund;

•	redemptions from tax-deferred retirement plans and Individual Retirement Accounts for required minimum distributions of Fund shares due to attainment of age 70 1/2;

•	redemptions for the return of excess contributions made to tax deferred retirement plans and Individual Retirement Accounts;

•	redemptions from tax-deferred retirement plans for participant loans and hardship withdrawals;

•	redemptions as a result of death of the registered shareholder or in the case of joint accounts, of all registered shareholders;

•	redemptions as a result of the disability of the registered shareholder (as determined in writing by the Social Security Administration) which occurs after the account was established;

•	redemptions for failure to meet minimum account balances; and

•	When a Qualified Purchaser which has purchased Class A shares redeems those shares. For the definition of Qualified Purchaser, see the section of this Prospectus titled, “Who can Purchase Shares?”

When you request a redemption, you must notify us at the time your order is placed if the redemption qualifies for a waiver of the contingent deferred sales charge and the reason for the waiver.

The Trust makes available through its website at www.statefarm.com, information concerning applicable sales loads, breakpoint discounts and the nature of the four share classes offered in this prospectus.

Distribution and Service (12b-1) Fees

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which provides that each Fund will pay a distribution fee for the sale and distribution of its shares. In addition, the Trust’s 12b-1 plan provides that Class B shares will pay a service fee. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

With respect to the Funds, all share classes offered in this prospectus are subject to a distribution fee of up to the amounts specified in the charts below. The distribution fee is payable to State Farm VP Management Corp. to reimburse it for expenses incurred in connection with the distribution of Fund shares, as well as to reimburse it for unreimbursed distribution expenses incurred by State Farm VP Management Corp. in prior years. Distribution expenses include payments to State Farm VP Management Corp. Registered Representatives for selling Fund shares, expenses of printing and distributing prospectuses to persons other than Fund shareholders, and expenses of preparing, printing and distributing advertising and sales literature.

Class B shares of all Funds, other than the Bond Fund, the Tax Advantaged Bond Fund and the Money Market Fund, are subject to a 12b-1 service fee of up to 0.20% per year of the Fund’s average daily net assets. The 12b-1 service fee is payable to State Farm VP Management Corp. to reimburse it for expenses incurred in connection with providing personal services to Fund shareholders, as well as to reimburse it for unreimbursed service expenses incurred by State Farm VP Management Corp. in prior years. Service expenses incurred by State Farm VP Management Corp. include payments to State Farm VP Management Corp. Registered Representatives for providing ongoing personal services to Fund shareholders.

The Trust’s Rule 12b-1 Plan is a “reimbursement” plan. This means that a share class of a Fund only pays a particular 12b-1 fee to the extent that State Farm VP Management Corp. has incurred or will incur in the Fund’s fiscal year a corresponding amount of service or distribution expenses. Unreimbursed expenses from prior years also are eligible for reimbursement. 12b-1 service fees for Class B shares of a Fund may be less than 0.20% per year if State Farm VP Management Corp. has not or does not expect to incur a sufficient amount of service expenses. 12b-1 distribution fees for a class of a Fund may be less than shown below if State Farm VP Management Corp. has not or does not expect to incur a sufficient amount of distribution expenses.

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The charts below summarize the maximum level of 12b-1 distribution and service fees payable by the Funds.

Distribution and Service (12b-1) Fees—Funds other than the Money Market Fund

	Class A	Premier	Class B (excluding the Bond Fund and the Tax Advantaged Bond Fund)	Class B (for the Bond Fund and the Tax Advantaged Bond Fund)	Legacy Class B
12b-1 Distribution Fee as a % of Average Daily Net Assets	0.25%	0.25%	0.75%	0.65%	0.65%
12b-1 Service Fee as a % of Average Daily Net Assets	Not applicable	Not applicable	0.20%	Not applicable	Not applicable
Total 12b-1 Distribution and Service Fees	0.25%	0.25%	0.95%	0.65%	0.65%

Distribution and Service (12b-1) Fees—Money Market Fund

	Class A	Premier	Class B	Legacy Class B
12b-1 Distribution Fee as a % of Average Daily Net Assets	0.15%	0.15%	0.55%	0.55%
12b-1 Service Fee as a % of Average Daily Net Assets	Not applicable	Not applicable	Not applicable	Not applicable
Total 12b-1 Distribution and Service Fees	0.15%	0.15%	0.55%	0.55%

Distribution Payments to State Farm

State Farm VP Management Corp., the principal underwriter and distributor of the shares of State Farm Mutual Fund Trust, may enter into Distribution & Marketing Support Agreements pursuant to which State Farm VP Management Corp. receives compensation from mutual fund sponsors or investment advisers for providing distribution services. For further details regarding Distribution & Marketing Support Agreements to which State Farm VP Management Corp. is a party, please see the Trust’s SAI.

Shareholder Services Fee

In addition, each share class of the Funds offered in this prospectus other than Premier shares pays a shareholder services fee of 0.25% per year of its average daily net assets to the Manager for providing ongoing account services to shareholders. Premier shares pay a shareholder services fee of 0.15% per year of average daily net assets to the Manager for providing ongoing account services to shareholders. Those services include establishing and maintaining shareholder accounts, printing and mailing confirmation and account statements to shareholders, processing shareholder transactions answering shareholder inquiries and providing other personal services to shareholders. The Manager and State Farm VP Management Corp. may profit from the distribution and service (12b-1) fees and from the shareholder services fees.

Calculating Net Asset Value

The offering price of the shares of each Fund is its NAV, plus an initial sales charge on Class A and Premier shares. NAV is calculated by adding all of the assets of a Fund, subtracting the Fund’s liabilities, then dividing by the number of outstanding shares. A separate NAV is calculated for each class of each Fund. We calculate the NAV of the LifePath Funds based on the NAVs of the Underlying Funds. Each are calculated on the same day and determined as of 4:00 p.m. (Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business.

The NAV for each Fund is determined as of the time of the close of regular session trading on the NYSE (currently at 4:00 p.m., Eastern time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed. Each Fund values its assets at their current market value when market quotations are readily available. Securities for which readily available market quotations are not available, or for those quotations deemed not to be representative of market values, are valued by a method that the Board of Trustees believes will reflect a fair value. Fair value pricing typically is used when trading for a portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation or when a portfolio security has limited liquidity resulting in no market derived price. Securities also may be fair valued as a result of significant events that occur after the close of trading in markets within which the securities trade, but before the time at which the securities are valued for NAV calculation. Examples of significant events may include government action and acts of terrorism.

The intended effect of fair value pricing is to take into consideration all significant events, including those that have occurred between the time a security last traded and the time of NAV calculation, so that the NAV of a Fund fairly and accurately represents the value of the Fund’s holdings. Fair valuation may reduce the ability of a shareholder to take advantage of a lag between a significant change in the value of the Fund’s holdings and the reflection of that change in the Fund’s NAV.

Money market securities, other than U.S. Treasury securities, that mature within 60 days or less are valued using the amortized cost method, unless the Board of Trustees determines that this does not represent fair value.

All investments by the International Equity Fund and International Index Fund are valued in U.S. dollars based on the then prevailing exchange rate. Because each of these international funds invest in securities that are listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the

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foreign securities owned by these Funds may change on days when you will not be able to purchase or redeem the shares. The Trust’s Board of Trustees has adopted procedures to value non-U.S. securities (“foreign securities”) held by the International Equity Fund and the International Index Fund. The procedures require foreign securities held by these two Funds to be fair valued in certain circumstances using prices provided by a third-party pricing service. The Manager fair values foreign securities held by these two Funds on valuation days when the closing prices for such securities are determined not to reflect the market value of such securities as of the time the Funds compute their NAVs. The Manager uses systematic and objective standards to determine when the closing prices of the foreign securities held by the International Equity Fund and the International Index Fund do not reflect the market value of such securities. Specific information about how the Funds value certain assets is set forth in the SAI.

How To Buy Shares

Who can Purchase Shares?

Class A and Premier shares are available for purchase, exchange and redemption as described in this prospectus under the headings of “How To Buy Shares,” “How to Exchange Shares” and “How to Redeem Fund Shares.” Additionally, Class A shares are available for purchase, exchange and redemption by individuals or entities who:

•	Enter into a “Retirement Plan Recordkeeping Service Agreement” with the Manager’s contracted plan recordkeeper (the “Recordkeeper”),

•	Are investing more than $3,000,000 in Fund shares, or the person or entity’s employer-sponsored retirement plan for which the Recordkeeper provides services has reached a value of $3,000,000, and who

•	Intend that the employer-sponsored qualified retirement plan for which the Recordkeeper is providing administrative services will purchase Fund shares.

Individuals or entities who are eligible to purchase Class A in this manner are referred to in this prospectus as “Qualified Purchasers.” Qualified Purchasers may not purchase Class A shares of the Tax Advantaged Bond Fund. In this prospectus, a Qualified Purchaser is treated as holding all Fund shares allocated to participant accounts within the employer-sponsored retirement plan.

The Retirement Plan Recordkeeping Service Agreement requires the Recordkeeper to provide administrative and recordkeeping services to the Qualified Purchaser. In return for the Recordkeeper’s performing administrative and recordkeeping services to the Qualified Purchaser, the Manager and the Qualified Purchaser (or the plan sponsor, if the plan sponsor elects) pay fees to the Recordkeeper.

A person who would be a Qualified Purchaser, except for the fact that the person intends to purchase or owns Fund shares with a value greater than $500,000 but less than $3,000,000, may invest in Class R-2 shares. Class R-2 shares are offered in a separate prospectus. On a monthly basis, the aggregate fair market value of the person’s account invested in Class R-2 shares is evaluated to determine when that value equals or exceeds $3,000,000. When the aggregate fair market value of Class R-2 shares held by a Qualified Purchaser equals or exceeds $3,000,000, Class R-2 shares held by the person will convert into Class A shares at the relative net asset value of each share class. The person will be notified prior to the conversion of Class R-2 shares into Class A shares. After the conversion of Class R-2 shares into Class A shares, the person becomes a Qualified Purchaser who may purchase Class A shares.

A Fund shareholder in some instances may hold a combination of Class R-2 and Class R-3 shares, which are offered in the same prospectus offering Class R-2 shares. When a Fund shareholder holds a combination of Class R-2 and Class R-3 shares, the value of Class R-3 shares will be combined with the value of Class R-2 shares for the purpose of determining the person’s eligibility to purchase Class A shares. For example, if an employer-sponsored retirement plan holds Class R-2 shares valued at $2,400,000 and Class R-3 shares valued at $600,000, the Class R-2 shares will convert to Class A at the relative net asset values of the two share classes of the Funds, and the Qualified Purchaser can purchase Class A shares prospectively.

If you are a Fund shareholder other than a Qualified Purchaser, please refer to the sections of this prospectus on “How to Buy Shares,” “How to Exchange Shares” and “How to Redeem Fund Shares.” As a participant in a plan that is a Qualified Purchaser, you should refer to documents provided by your plan sponsor or administrator for information related to buying, exchanging or redeeming Class A Fund shares. If you are a Qualified Purchaser, you may generally exchange Class A shares of a Fund offered in this prospectus for Class A shares of another Fund offered in this prospectus, except for Class A shares of the Tax Advantaged Bond Fund.

The Purchase Blocking Policy described under the heading “How to Buy Shares” in this Prospectus applies to Qualified Purchasers.

The Trust has authorized the Recordkeeper and other organizations that the Recordkeeper designates as authorized agents (collectively “authorized agents”) to accept purchase, exchange and redemption orders on behalf of the Trust. An order received by an authorized agent in good order will be deemed to have been accepted by the Trust. In accordance with federal securities laws, when you buy, exchange or redeem shares through an authorized agent, you will pay or receive the Fund’s net asset value per share next calculated after receipt and acceptance of the order by the authorized agent.

General

You must indicate at the time of investment which class of shares you are purchasing, Class A or Premier shares. You will only be allowed to purchase Premier shares if you are eligible to purchase Premier shares. You also are required by federal regulations to certify your Taxpayer Identification or Social Security Number when opening your account. Failure to provide an identification number

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could subject you to 28% back-up withholding on any distributions, redemptions or disbursements from your account.

In accordance with federal securities laws, purchase orders are effected at the NAV per share next determined after receipt of the order in proper form by State Farm VP Management Corp., plus the applicable sales charge for Class A or Premier shares. Receipt of an order in proper form means that State Farm VP Management Corp. has received complete purchase instructions and payment for shares.

If State Farm VP Management Corp. determines that the purchase instructions for your order are incomplete, State Farm VP Management Corp. will contact you to obtain the missing information and/or the missing documents necessary to make your purchase instructions complete. Your purchase order will not be processed until after the purchase instructions have been made complete and payment for the shares has been received.

All checks should be made payable to State Farm Mutual Funds. Third-party checks will not be accepted. All payments must be in U.S. dollars and must be drawn only on U.S banks. The Funds reserve the right to reject any purchase order.

Purchase Blocking Policy.    The Funds are not designed to serve as a vehicle for frequent trading, including frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the Funds have determined could involve actual or potential harm to a Fund, may be rejected. Frequent trading of Fund shares may lead to increased costs to the Fund and less efficient management of the Fund’s portfolio, resulting in dilution of the value of the shares held by long term shareholders.

The Trust’s Board of Trustees has approved policies and procedures with respect to frequent purchases and redemptions of Fund shares. Under the Trust’s “Purchase Blocking Policy,” any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $2,500 or more from a Fund (other than the Money Market Fund) will be precluded from investing in that Fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. The Funds will work with intermediaries to develop such procedures or other procedures that the Funds determine are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or one that achieves the objective of this policy.

Under the Funds’ purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

•	Systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;

•	Employer sponsored retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan record keeper’s system;

•	Purchase transactions involving external transfers of assets and external rollovers; and

•	Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

Notwithstanding the Funds’ purchase blocking policy, all transactions in Fund shares remain subject to the Funds’ right to restrict potentially abusive trading generally (including the types of transaction described above that will not be prevented or trigger a purchase block under the policy). For instance, each Fund reserves the right, in its sole discretion, to reject purchases when, in the judgment of the Manager, the purchase would not be in the best interest of the Fund.

Anti-Money Laundering Compliance.    The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if you are not a U.S. resident or it does not contain your name, social security number, date of birth and permanent street address. This information may be compared to information obtained through third party sources where permitted by law. If we cannot verify this information your account may be restricted and/or closed. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above. The Manager and State Farm VP Management Corp., the Trust’s distributor, implement the Funds’ anti-money laundering program and have appointed an anti-money laundering compliance officer.

Opening and Adding to an Account

By Writing to the Manager.    To open a new account in writing, complete and sign the Application and mail it to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548, together with a check made payable to “State Farm Mutual Funds” or a properly completed ACH authorization to debit the account for the minimum initial investment. Send Express Overnight mail to: State Farm Mutual Funds, 430 W. 7th Street, Kansas City, Missouri 64105-1407. You may obtain an Application by calling the Mutual Funds Response Center at
1-800-447-4930. You may make subsequent investments at any time by mailing a check to the Manager, payable to State Farm Mutual Funds, along with the detachable investment slip found at the top of your confirmation statement. You may also send a letter of instruction indicating your account registration, account number and the Fund name.

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By Telephone.    With the Telephone Investment Privilege, you can purchase additional Fund shares by having the Fund make an electronic withdrawal from your predesignated bank account. You can establish or change bank instructions on an existing account by mail or fax as long as the bank account and mutual fund account owner(s) are the same and a voided check is submitted. If the bank account owner and mutual fund account owner(s) are different mail a written request signed by each shareholder and at least one bank account owner, with all signatures witnessed by a notary public, along with a voided check to:

State Farm Mutual Funds,

P.O. Box 219548,

Kansas City, MO 64121-9548.

You may also establish bank instructions via www.statefarm.com. If bank instructions are added via www.statefarm.com, you may not redeem to this account for 15 calendar days. Further documentation may be required for corporations, partnerships, trusts and other entities. To make a telephone investment, call 1-800-447-4930.

By the Internet.    Visit our web site at www.statefarm.com. If you would like to open an account, print and complete the Application and mail it along with your personal check or an ACH authorization to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548. If you would like to add to your account that has already been established, follow the instructions presented on the screen.

By Automatic Investing.    The automatic investment plan allows you to make recurring investments in a Fund through automatic transfers from your bank account. To sign up, complete the appropriate section of the Application or get an Investor Account Services Form by calling 1-800-447-4930. You can make periodic investments, after the initial funding of your account, of $50 or more by authorizing a Fund to withdraw funds from your bank or credit union account. Automatic investing may not be established until you meet the $1,000 initial investment minimum per fund. There is no charge to participate in the automatic investment plan. You can stop the withdrawals at any time by writing the Manager or by contacting a Customer Service Representative at 1-800-447-4930.

General Policies On Buying Shares

•	Your purchase order must be received by 4:00 p.m., Eastern time to get that day’s NAV.

•	All purchases are subject to the sales charge, unless they qualify for a sales charge reduction or waiver programs.

•

All checks must be payable in U.S. dollars, drawn on a U.S. bank and made payable to “State Farm Mutual Funds” (not “State Farm VP Management Corp.”). Cash, credit cards and debit cards are not acceptable forms of purchase. Forms of purchase such as second party checks, third party checks and Cyber-Chex generally are not acceptable.

•

Unless you instruct otherwise, all of your income dividends and capital gain distributions will be reinvested in your account. For non tax-qualified accounts, you may at any time request to have your income dividends and capital gain distributions paid to you in cash. For tax-qualified accounts, refer to the plan documents for dividend and capital gain distribution provisions. You cannot elect to receive a check for an income dividend and/or a capital gain distribution if the amount payable is less than $10.

•	Stock certificates will not be issued.

•

The Manager will send to you an immediate confirmation of each transaction with the exception of transactions pursuant to: the automatic investment plan, the systematic withdrawal program, and transactions within Employer Sponsored Retirement Plans. You will receive confirmation of these transactions promptly after the end of each calendar quarter.

•

Each Fund reserves the right, in its sole discretion, to reject purchases when, in the judgment of the Manager, the purchase would not be in the best interest of the Fund. No order to purchase shares is binding on a Fund until it has been confirmed in writing and the Fund has received payment.

•

Persons who own Fund shares through a qualified retirement plan such as a 401(k) plan should refer to documents provided by their plan sponsor or administrator for any additional information related to buying shares.

•

You are required by federal regulations to certify your taxpayer identification or Social Security number when opening your account. Failure to provide an identification number could subject you to backup withholding on any distributions, redemptions, or disbursements from your account. Further, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale.

Inquiring About Transactions

You should review your confirmation statements thoroughly when received. The Manager employs reasonable procedures to ensure the proper and accurate processing of all transactions. In the event a transaction occurs in your account in error, you must notify the Manager via telephone or in writing within 30 days of receipt of your quarterly account statement of such error.

How To Exchange Shares

Except for exchanges from new investments in shares of the Money Market Fund (see below), you may exchange your shares for shares of the same Class of another Fund without a sales charge. A new investment in the Money Market Fund is an investment you initially make in that Fund by means other than through an exchange from another Fund. If you are exchanging a new investment in shares of the Money Market Fund for Class A or Premier shares of another Fund, an initial sales charge will apply at the time of the exchange. You may not exchange a new investment in shares of the Money Market Fund for Class B shares or Legacy Class B shares of another Fund.

Fund shares may be exchanged as follows:

In Writing.    A written exchange request must be signed by all of the owners of the account, must be sent to the Manager, and must

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clearly indicate your account number, account registration and the Fund names and the number of shares or the dollar amount you wish to exchange. Send your request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548.

By Telephone.    With the Telephone Exchange Privilege, you may call the Manager and request an exchange. You must identify the existing account by giving the Fund’s name, registration of the account and account number, and must specify the dollar amount or number of shares to be exchanged and the Fund to which the exchange should be made.

By the Internet.    You can exchange shares of one Fund for another through our web site at www.statefarm.com. Follow the instructions presented on the screen.

General Policies On Exchanging Shares

Exchange Limitations.    Because excessive exchanges can disrupt management of a Fund and increase the Fund’s cost for all shareowners, the Trust places certain limits on the exchange privilege through the Purchase Blocking Policy. See the section of this prospectus on “How to Buy Shares.”

•	The Funds have the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with exchange policies.

•

Please note that the Manager reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. An exchange request can rejected because of the timing or amount of the investment or because of a history of excessive trading by the investor.

•

An exchange will be effective on the day your request is received, if it is received by State Farm VP Management Corp. before the Funds calculate their NAVs on that day; a request received after the time the NAV is calculated will be effective at the next calculated NAV. All Funds calculate their NAVs as of the close of regular session trading on the NYSE (currently at 4:00 p.m., Eastern time) each day the NYSE is open for business.

•	You have to meet the minimum investment requirements of the Fund into which you are exchanging.

•	There is no charge for exchanges, provided that you exchange your shares for shares of the same class of another Fund.

•

The Funds may refuse any exchange purchase if: (1) the Manager believes the Fund would be harmed or unable to invest effectively; or (2) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

•	An exchange is a sale of shares from one Fund and the purchase of shares of another Fund for federal income tax purposes, which may produce a taxable gain or loss in a taxable account.

•	Before making an exchange please read the description of the Fund to be purchased.

•	The Trust may terminate or modify the exchange program at any time, but the Trust will seek to give shareholders at least 60 days notice prior to such change.

•	You may not exchange your shares into a variable annuity contract offered by an affiliated insurance company of the Manager.

•

When exchanging Class A or Premier shares of the Bond Fund or the Tax Advantaged Bond Fund within 180 days of acquiring those shares for Class A shares of another Fund, an additional 1% sales charge may apply. See the discussion of this topic under the heading “Shareholder Information—Reduced Sales Charge Options” in this prospectus.

•

Persons who own Fund shares through a qualified retirement plan, such as a 401(k) plan, should refer to documents provided by their plan sponsor or administrator for any additional information related to exchanging shares.

How to Redeem Fund Shares

You may redeem shares of any of the Funds by the Internet, by sending a written request, by telephone, by using our systematic withdrawal program, or by exchanging into another Fund.

In Writing.    You may redeem all or any portion of your shares by sending a written request to the Manager:

State Farm Mutual Funds

P.O. Box 219548

Kansas City, Missouri 64121-9548

Your redemption request must clearly identify the exact name in which your account is registered, your account number, the Fund name and the number of shares or dollar amount you wish to redeem.

The shareowner of record must sign the redemption request, including each joint holder of a joint account. The Fund reserves the right to require further documentation in order to verify the authority of the person seeking to redeem. If you request a redemption of more than $250,000, your signature must be guaranteed as described under “Signature Guarantee.”

By Telephone.    With the Telephone Redemption Privilege, you can redeem shares by calling 1-800-447-4930. You may redeem shares by telephone up to and including $100,000 if the proceeds are to be sent to the address of record, or you may redeem up to the entire value of your account if the proceeds are to be electronically transferred to a predesignated bank account.

By The Internet.    Visit our website at www.statefarm.com, and follow the instructions presented on the screen.

Systematic Withdrawal Program.    You may have a specified dollar amount withdrawn from your account, payable to you or to another designated payee on a monthly, quarterly, semiannual or annual basis. You designate the day during the chosen period that you would like the shares to be redeemed. If the day selected for your systematic withdrawal plan falls on a scheduled non-business day, such as a customary weekend or holiday closing of the NYSE, the transaction will be processed on the previous business day unless the day selected falls on the first day of the period. Under these circumstances it will be processed the following business day.

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Example 1: If you choose to have your withdrawal on the tenth of each month and the tenth falls on a Saturday during a particular month, the transaction will be processed on the ninth. Example 2: If you choose to have your withdrawal on the first of each month and the first falls on a Saturday during a particular month, the transaction will be processed on the third since this would be the first business day during that period. If the day scheduled for your systematic withdrawal plan falls on a non-scheduled non-business day, such as the closing of the NYSE as a result of a weather event, the transaction will be processed on the next business day. To redeem shares through a systematic withdrawal plan, complete an Investor Account Services Form for shares held in a taxable account or a Distribution Request Form for shares held in a tax-qualified account. You can obtain copies of these forms by calling 1-800-447-4930. Once you have established a redemption program through a systematic withdrawal plan, you can change the amount, the frequency, or the payment date of the systematic withdrawal by calling 1-800-447-4930, if you have Telephone Redemption Privileges.

You should not purchase additional shares of a Fund at the same time you are participating in the systematic withdrawal plan because your purchase will likely be subject to sales charge and the withdrawal will be a taxable redemption and may produce taxable gain or loss. The Trust reserves the right to amend the systematic withdrawal program on 30 days’ notice. The program may be terminated at any time by the Trust. You will not be permitted to purchase shares by an Automatic Investment Plan if you are participating in the systematic withdrawal program.

General Redemption Policies:

•

Each Fund will redeem shares at the Fund’s NAV next determined after receipt by the Fund of a proper request for redemption. Receipt of an order in proper form means State Farm VP Management Corp. has received complete redemption instructions from you. Any applicable contingent deferred sales charge will be deducted from the redemption proceeds.

•

Under normal circumstances, a Fund expects to redeem shares in cash by mailing a check to the shareowner(s) address of record or by electronically transferring cash to the shareowner(s) pre-designated bank account. To meet redemption requests, a Fund typically will use cash or cash equivalents in its portfolio or will sell portfolio assets to generate cash.

•

During periods of stressed market conditions, when a significant portion of a Fund’s portfolio may include less-liquid investments, a Fund may be more likely to limit cash redemptions and may determine to pay redemption proceeds by (i) borrowing under a line of credit agreement it has entered into with an affiliate of the Manager, and/or (ii) transferring portfolio securities in-kind to you. Redemptions of more than $500,000 during any 90-day period by a shareowner may be paid in whole or in part by a distribution in-kind of securities. If a redemption is paid in-kind, the redeeming shareholder may incur brokerage fees in selling the securities received. The Statement of Additional Information includes more information about the Funds’ line of credit agreement with an affiliate of the Manager.

•

If you request, redemption proceeds will be sent electronically to your pre-designated bank account. The electronic transfer will be completed either through the ACH method or, under certain circumstances, the wire transfer method. With the ACH method, the redemption proceeds usually will be deposited in your pre-designated bank account within two or three business days after the processing of the redemption request. With the wire transfer method, the redemption proceeds usually will be deposited in your pre-designated bank account on the next business day after the Fund’s receipt of the redemption request in proper form.

•

In some circumstances, you may request expedited delivery or wire transfer of your redemption proceeds. A fee may be deducted from your redemption proceeds for this service. There currently is no charge for electronic transfers using the ACH method. Your bank may charge additional fees for electronic transfers you initiate.

•

Regardless of the method a Fund uses to pay redemption proceeds to a shareowner(s) (by check or by electronic transfer to the shareowner(s) pre-designated bank account), the Fund typically will send redemption proceeds to the shareowner(s) within one or two business days after the redemption request is received by the Fund in proper form, but in any event, within seven days. Each Fund reserves the right to send redemption proceeds within seven days after receiving a redemption request in proper form if, in the judgment of the Manager, an earlier payment could adversely affect the Fund.

•

Each Fund may suspend the right of redemption or postpone a redemption payment more than seven days during any period when (a) the NYSE is closed for other than a customary weekend or holiday, (b) trading on the NYSE is restricted, (c) an emergency exists making disposal of securities owned by the Fund or valuation of its assets not reasonably practicable, or (d) the Securities and Exchange Commission has by order permitted such suspension for the protection of shareowners of the Fund; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether any conditions prescribed in (b) through (d) exists.

•	For IRA withdrawals, a shareowner should complete the Distribution Request Form which can be obtained by calling 1-800-447-4930 or by visiting our website at www.statefarm.com.

•

Persons who own Fund shares through a qualified retirement plan such as a 401(k) plan should refer to documents provided by the plan sponsor or administrator for any additional information related to redeeming shares.

•	Further documentation may be required for corporations, partnerships, trusts and other entities.

•

If you try to redeem shares paid for by check or electronic transfer soon after they have been purchased, the Fund may delay sending the redemption proceeds until it can verify the payment of the purchase price of the shares has been, or will be, collected. The Fund will employ reasonable verification measures. A Fund will not delay paying redemption proceeds under this policy beyond the period that ends 15 days after you purchased the shares that are being redeemed.

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•	Redemptions may be restricted in the event of bankruptcy proceedings or other legal proceedings involving the shareowner(s).

•

You may change your address of record by calling 1-800-447-4930, or by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, MO 64121-9548. If you request an address change by telephone, redemption proceeds will be sent to the former address during the fifteen day period after the Manager receives your request unless the redemption request is in writing with all signatures witnessed by a notary public.

•

You can establish or change bank instructions on an existing account by mail or fax as long as the bank account and mutual fund account owner(s) are the same and a voided check is submitted. If the bank account owner(s) and mutual fund account owner(s) are different, mail a written request signed by each mutual fund account owner(s) and at least one bank account owner, with all signatures witnessed by a notary public, along with a voided check to: State Farm Mutual Funds, P.O. Box 219548, Kansas City, MO 64121-9548.

•	Once the Manager has received your redemption request, you may not cancel or revoke it. We cannot accept a redemption request that specifies a particular date or price or any other conditions.

Account Closure and Account Fee

The following policies apply to any shareowner who meets the below conditions:

•

If the balance in any of your accounts (other than a Traditional IRA, Roth IRA, Coverdell Education Savings Account, Archer Medical Savings Account, SEP IRA, SIMPLE IRA, Tax Sheltered Accounts under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) falls below $250 at the close of business on the second business day of November, the Fund may redeem the shares in such account (with such redemption to occur on the same business day in November), send the proceeds to you at your address of record and close your account. This does not apply to accounts that as of the second business day of November have been open for less than 12 months. Accounts closed under this policy may be reopened with an initial investment of $1,000 per Fund. The Manager may waive redemption and closure of an account under this policy, in its discretion.

•

Because servicing smaller accounts is very expensive, if the balance in any of your accounts falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e., the second business day of March, June, September and December), through redemptions or any other reason, each of your accounts (other than SEP IRAs, SIMPLE IRAs, Archer Medical Savings Accounts, Tax Sheltered Accounts under §403(b)(7) of the Internal Revenue Code or accounts held under other employer-sponsored qualified retirement plans) with a balance below $5,000 will be charged an account fee of $10.00 for the quarter. We will deduct the account fee from the account on the second business day of the last month of the calendar quarter by redeeming shares from your account. Please note that you may incur tax liability as a result of the redemption. The account fee will not apply to accounts that as of the second business day of the last month of the calendar quarter were open for less than 12 months. The account fee does not apply to your account if on the second business day of the last month of the calendar quarter the value of your account and the value of all other accounts,

•	identified with the same primary taxpayer identification number, and/or

•	identified with the same primary address as your account,

have an aggregate market value equal to at least $25,000.

The Manager may waive this fee, in its discretion and, if not waived, the fee will be retained by the Manager.

Signature Guarantee

A signature guarantee is a written representation, signed by an officer or authorized employee of the guarantor, that the signature of the shareowner is genuine. The guarantor must be an institution authorized to guarantee signatures by applicable state law. Such institutions include banks, broker-dealers, savings and loan associations and credit unions. A notary public cannot provide a signature guarantee.

The signature guarantee is required:

•

on the written request for redemption that exceeds $250,000, which clearly identifies the exact name in which the account is registered, the account number, the Fund name and the number of shares or the dollar amount to be redeemed

•	if you request that a redemption check be made payable to a qualified charity, that request must be signed and accompanied by a signature guarantee of the registered owner

•

if you request to transfer Fund shares from an existing account to another account which does not have identical owners (i.e., transferring shares from an account owned by Mary Doe to an account owned by Mary Doe and John Doe), that request must be signed and accompanied by a signature guarantee of each registered owner of the account from which shares are being transferred

The Funds will waive the requirement for a signature guarantee if:

•

you are requesting to transfer assets held in a State Farm Traditional IRA, Roth IRA, or Coverdell Education Savings Account to another custodian that is a member of the National Securities Clearing Corporation (“NSCC”) and subscribes to NSCC’s transfer of retirement asset service

•

you request to redeem shares in your account and reinvest the proceeds into a product sold by State Farm VP Management Corp. or into a product sponsored by a company that controls, is controlled by or is under common control with State Farm VP Management Corp. For this exception to apply, the product into

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which you are reinvesting redemption proceeds must have an account registration identical to the registration of your Fund account.

Excessive Trading/Market Timing

The Manager believes that the Funds are appropriate for a long term investment by a shareholder who can accommodate short-term price volatility. The Funds may also be appropriate as a diversifier of other investments. The Funds are not an appropriate investment for short-term investors who desire to trade the Funds frequently in anticipation of, or reaction to, short term market price movement.

An investment strategy some investors follow is commonly referred to as market timing. The Trust defines market timing as transacting into or between mutual funds on a frequent, short term basis, in anticipation of short term movements of share prices within those mutual funds. This is not an investment strategy supported by the Trust. The Trust does not accommodate shareholders who want to engage in market timing. The Trust attempts to identify and discourage market timing. Do not invest with the Trust if you desire to follow a market timing strategy.

Certain Funds may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Fund invests a significant portion of its assets in foreign securities, the Fund may be more susceptible to a time zone arbitrage strategy in which an investor seeks to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market, but prior to the pricing of the Fund’s shares. A Fund that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to engaging in a time zone arbitrage strategy).

The Trust attempts to identify and discourage market timing because of the possible risks frequent purchases and redemptions present to shareholders and the portfolio management of the Funds. Market timing risks include the dilution in value of Fund shares held by the Fund’s other shareholders; interference with the efficient management of the Fund’s portfolio; and increased administrative costs for all Fund shareholders. The Board of Trustees for the Trust has adopted the following policies and procedures to discourage market timing:

•	Each Fund reserves the right to reject any purchase request, including exchanges from other Funds. A purchase request could be rejected due to its timing, amount or history of trading.

•

All Funds except the Money Market Fund restrict certain purchases that follow share redemptions. For further details, see the “Purchase Blocking Policy” section of “How to Buy Shares” in this prospectus.

There is no guarantee that the Funds will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. We apply our market timing policies and procedures, including any and all restrictions, to all investors without special arrangement, waiver or exception. Because we cannot guarantee that our market timing policies and procedures will detect every market timer, investors bear the risk that frequent exchange or transfer activity may occur, resulting in dilution of the value of Fund shares, interference with efficient management of the Funds’ portfolios, and increases in brokerage and administrative costs to the Funds.

Certain shares of the Trust are held in omnibus accounts. When held in omnibus accounts, Trust shares are held in the name of an intermediary, such as a qualified retirement plan, on behalf of multiple beneficial owners, such as plan participants. With respect to Trust shares held in some omnibus accounts, the Trust is not able to identify trading by particular beneficial owners, which makes it difficult or impossible for the Trust to determine if a particular beneficial owner is engaged in frequent trading. The techniques used by the Trust and its intermediaries are not anticipated to identify all frequent trading by beneficial owners of Trust shares held in omnibus accounts. Therefore, the Trust’s market timing restrictions will not apply to all shares held in omnibus accounts.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures regarding the disclosure of the each Fund’s portfolio securities is available in the SAI.

Arbitration Agreement

Your account application may include an arbitration agreement. If so, the following is the terms of that agreement.

This agreement contains a pre-dispute arbitration clause. By signing an arbitration agreement the parties agree as follows:

1.	All parties to this agreement are giving up the right to sue each other in court, including the right to a trial by jury, except as provided by the rules of the arbitration forum in which a claim is filed.

2.	Arbitration awards are generally final and binding; a party’s ability to have a court reverse or modify an arbitration award is very limited.

3.	The ability of the parties to obtain documents, witness statements, and other discovery is generally more limited in arbitration than in court proceedings.

4.	The arbitrators do not have to explain the reason(s) for their award.

5.	The panel of arbitrators will typically include a minority of arbitrators who were or are affiliated with the securities industry.

6.	The rules of some arbitration forums may impose time limits for bringing a claim in arbitration. In some cases, a claim that is ineligible for arbitration may be brought in court.

7.	The rules of the arbitration forum in which the claim is filed, and any amendments thereto, shall be incorporated in this agreement.

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Arbitration Agreement:    I agree to arbitrate any dispute, claim or controversy that may arise between me and State Farm VP Management Corp., its parents and affiliates, and their officers, directors, employees, agents, independent contractor agents and independent contractor agents’ employees relating to this account or in any way arising from my relationship with State Farm VP Management Corp. Such arbitration will be conducted before and according to the arbitration rules of the Financial Industry Regulatory Authority (“FINRA”) or its successor. Any arbitration award shall be final and binding and judgment on it may be entered in any court having jurisdiction.

No person shall bring a putative or certified class action arbitration, nor seek to enforce any pre-dispute arbitration agreement against any person who has initiated in court a putative class action; or who is a member of a putative class who has not opted out of the class with respect to any claims encompassed by the putative class action until (i) the class certification is denied; or (ii) the class is decertified; or (iii) the customer is excluded from the class by the court. Such forbearance to enforce an agreement to arbitrate shall not constitute a waiver of any rights under the agreement except to the extent stated herein.

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SHARED DELIVERY

Shared Delivery of Prospectus and Fund Reports.    The rules governing mutual funds require each of the Funds semiannually to furnish to its shareowners a report containing that Fund’s financial statements and the Funds generally send each new prospectus to all shareowners. The Funds also send proxy statements to shareowners whenever there is a shareowners’ meeting. Except in the case of certain employer-sponsored retirement plans, each Fund intends to send one copy of each report, prospectus and proxy statement to an address shared by more than one shareowner (commonly referred to as “householding” delivery). By signing the Account Application, you consent to the “householded” delivery of the reports, prospectuses and proxy statements unless and until you revoke your consent by notifying the Fund as set forth below.

Revocation of Shared Delivery.    If you want to receive an individual copy (rather than a shared or “householded” copy) of a Fund’s report, prospectus or proxy statement contact the Manager to request individual delivery by writing to State Farm Investment Management Corp., P.O. Box 219548, Kansas City, Missouri 64121-9548 or by telephone at 1-800-447-4930. You may revoke your consent at any time. The Fund will commence sending individual copies within 30 days after it receives notice that you have revoked your consent.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund intends to distribute substantially all of its net investment income and any net capital gain realized from sales of its portfolio securities.

The Equity Fund, Equity Index Funds, Small/Mid Cap Equity Fund, Equity and Bond Fund, International Equity Fund and the LifePath Funds declare and pay dividends and capital gain distributions, if any, at least annually.

The Bond Fund, the Money Market Fund, and the Tax Advantaged Bond Fund declare dividends daily and pay dividends monthly on the last business day of the month. Capital gain distributions from these Funds, if any, are generally paid annually.

If the Manager has not received payment for your purchase of shares of the Bond Fund, the Money Market Fund or the Tax Advantaged Bond Fund, you will not be credited with any declared daily dividend until the day on which the Manager receives the payment. The Manager receives payment for your purchase of shares upon receipt of your check or ACH authorization.

All dividends and capital gain distributions from a Fund are automatically reinvested in shares of that Fund on the reinvestment date, unless you previously have elected to receive dividends and distributions in cash.

Dividends and distributions from any Fund may be automatically invested in an existing, identically registered account in any other Fund of the same share class at NAV. This service is only available for non-retirement accounts. You may elect this option on your account application.

When you purchase Fund shares, a Fund’s net asset value may reflect undistributed income or undistributed capital gains. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you. You may want to avoid buying a dividend.

Taxes on Distributions.    Distributions from each Fund, other than the Tax Advantaged Bond Fund, are generally subject to federal income tax, and may be subject to state or local taxes. If you are a U.S. citizen residing outside the United States, your distributions may also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares.

The dividends from the Tax Advantaged Bond Fund will largely be exempt from regular federal income tax, because the Tax Advantaged Bond Fund invests primarily in municipal bonds. A portion of the Tax Advantaged Bond Fund’s dividends may be subject to the federal alternative minimum tax (AMT). (Under 2017 legislation commonly known as the Tax Cuts and Jobs Act (“TCJA”), corporations are no longer subject to the AMT for taxable years of the corporation beginning after December 31, 2017.) Tax Advantaged Bond Fund dividends may be subject to state and local taxes. Tax Advantaged Bond Fund will provide you annually with the state-by-state sources of its income.

For federal tax purposes, a Fund’s income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains, no matter how long you have held your Fund shares.

Dividends declared in October, November, or December that are paid to you by the end of the following January are taxable to you as if they were received in the year they are declared.

If you are an individual and you meet certain holding period requirements with respect to your Fund shares, “qualified dividend income” distributed to you by a Fund may also be eligible for taxation at long-term capital gain rates.

Every January, the Funds will send you and the Internal Revenue Service (“IRS”) a statement called Form 1099 showing the sources and amounts of taxable distributions you received in the previous calendar year.

Foreign Taxes.    A Fund may receive income from sources in foreign countries, and that income may be subject to foreign taxes at its source. If your Fund pays non-refundable taxes to foreign governments during the year, those taxes will reduce that Fund’s dividend. You may be able to claim a credit or deduction on your tax return for your share of foreign taxes paid by a Fund for a particular year if more than 50% of its total assets consists of stock or securities in foreign corporations and the Fund makes a special tax election for such year whereby each of its shareholders includes in his gross income and treats as paid by him his proportionate share of such foreign taxes. It is expected that only International Equity Fund and International Index Fund may qualify for this election. If a Fund makes this election, we will send you detailed information about the foreign tax credit or deduction for that year.

Taxes on Transactions.    A redemption is a sale for federal income tax purposes. Your redemption proceeds may be more or less than your cost basis depending upon the NAV at the time of the redemption and, as a result, you may realize a capital gain or loss. Gain or loss is computed on the difference between the amount you receive in exchange for the shares redeemed and their basis.

An exchange of any Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares at their fair market value and any gain on the transaction may be subject to federal income tax.

Whenever you sell shares of a Fund, you will receive a confirmation statement showing how many shares you sold and at what price. You also will receive a year-end statement every January. Also in January, the Funds will send you and the IRS a

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statement called Form 1099 showing the sources and gross proceeds of any taxable sales or exchanges from the previous year. This will help you or your tax preparer to determine the tax consequences of each redemption. However, be sure to keep your regular account statements; their information will be essential in calculating the amount of your capital gains or losses.

For shares acquired on January 1, 2012 or later, cost basis will be reported to you and the IRS for any 1099-B reportable transactions (e.g., redemptions and exchanges). The cost basis accounting method you select will be used to report transactions. If you do not select a cost basis accounting method, the fund’s default method, Average Cost, will be used. Also, shares acquired prior to January 1, 2012 will generally be depleted before those acquired after January 1, 2012.

Medicare Tax.    A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. Net investment income does not include exempt-interest dividends. The Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Taxes for Tax-Qualified Accounts.    Participants who own Fund shares in tax-qualified accounts will not be subject to federal income taxes on either dividends or capital gain distributions paid by the Funds to the accounts when reinvested. Instead, participants who own Fund shares in tax-qualified accounts may be taxed when they take distributions from their accounts. Depending on the type of tax-qualified account, there are various restrictions on eligibility, contributions and withdrawals. You should consult with a tax professional on the specific rules governing your own situation.

The above discussion reflects only legislation that is currently in effect. In addition, there have been proposals for other changes in federal tax law. It is possible that future federal tax legislation could be enacted that will have an adverse impact on the Funds or shareholders.

This prospectus provides general tax information only. It is not intended as tax advice applicable to your own personal situation. You should consult your own tax advisor for information about a Fund’s tax consequences that is specific to you.

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FINANCIAL HIGHLIGHTS

State Farm Mutual Fund Trust (the “Trust”), Securities Act of 1933 Act registration file number 333-42004, included the Funds’ financial highlights on pages 194-223 of the Trust’s annual report for the period ending December 31, 2017. Those financial highlights are incorporated in this prospectus by reference.

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BUSINESS CONTINUITY PLAN DISCLOSURE FOR STATE FARM VP MANAGEMENT CORP.

State Farm VP Management Corp. has developed a Business Continuity Plan on how we will respond to events that significantly disrupt our business. Since the timing and impact of disasters and disruptions is unpredictable, we will have to be flexible in responding to actual events as they occur. With that in mind, we are providing you with this information on our business continuity plan.

Contacting Us—After a significant business disruption contact us as you usually do at 1-800-447-4930. Our plan is to have that number working as soon as possible after a disruption. You may also go to our web site at statefarm.com® .

Our Business Continuity Plan—We plan to quickly recover and resume business operations as soon as possible after a significant business disruption and respond by safeguarding our employees and property, making a financial and operational assessment, protecting the firm’s books and records, and allowing our customers to transact business. In short, our business continuity plan is designed to permit our firm to resume operations as quickly as possible, given the scope and severity of the significant business disruption.

Our business continuity plan addresses: data back-up and recovery; all mission critical systems; financial and operational assessments; alternative communications with customers, employees, and regulators; alternate physical location of employees; critical supplier, contractor, bank and counter-party impact; regulatory reporting; and procedures to help ensure that our customers have prompt access to their funds and securities if we are unable to continue our business.

Our business continuity plan may be revised or amended. If changes are made, an updated summary will be promptly posted on our website (statefarm.com® ) or you may obtain an updated summary by calling us at the number below and requesting that a written copy be mailed to you.

Varying Disruptions—Significant business disruptions can vary in their scope, such as only our firm, a single building housing our firm, the business district where our firm is located, the city where we are located, or the whole region. Within each of these areas, the severity of the disruption can also vary from minimal to severe. In a disruption to only our firm or a building housing our firm, we may transfer our operations to a local site when needed and expect to recover and resume business within 1 business day. In a disruption affecting our business district, city, or region, we will transfer our operations to a site outside of the affected area, and expect to recover and resume business within 3 business days. In either situation, we plan to continue in business, transfer operations if necessary, and notify you through our web site statefarm.com®, or our customer number how to contact us. In the unlikely event that the significant business disruption is so severe that it prevents us from remaining in business, our plan provides procedures to help ensure that our customers have prompt access to their funds and securities.

In all of the situations described above, in light of the various types of disruptions that could take place and that every emergency poses unique problems, it may take longer to resume operations during any particular disruption. If you have questions about our business continuity planning, you can contact us at 1-800-447-4930.

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ADDITIONAL INFORMATION ABOUT THE FUNDS

State Farm Mutual Fund Trust (the “Trust”), Securities Act of 1933 Act registration file number 333-42004, included the Funds’ financial highlights on pages 194-223 of the Trust’s annual report for the period ending December 31, 2017. Those financial highlights are incorporated in this prospectus by reference. Additionally, you can obtain more information about the Trust’s investments and performance in its annual and semiannual reports to shareowners. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. You may also wish to read the SAI for more information about the Funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated in this prospectus by reference.

You can obtain free copies of the Trust’s semi-annual and annual report and the SAI, request other information, and discuss your questions about the Funds by writing or calling:

State Farm Mutual Funds

P.O. Box 219548

Kansas City, MO 64121-9548

800-447-4930

The Trust also makes its SAI, semi-annual report and annual report available free of charge at its website, https://www.statefarm.com/finances/mutual-funds/manage-your-accounts/prospectuses-reports/

Public Information.    You can review and copy information about the Trust and each Fund, including the SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. You may obtain information on the operation of the public reference room by calling the Commission at 1-202-551-8090. Reports and other information about the Trust and the Funds also are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, 100 F Street, NE, Washington, D.C. 20549-1520.

For purposes of any electronic version of this prospectus, any URL is an inactive textual reference only. We have taken steps to ensure that all URLs in this prospectus were inactive at the time we created any electronic version of this prospectus.

Securities Investor Protection Corporation (SIPC).    You may obtain information about SIPC, including the SIPC brochure, at www.sipc.org or calling (202) 371-8300.

State Farm Mutual Funds® are offered by:

State Farm VP Management Corp.

One State Farm Plaza

Bloomington, Illinois 61710-0001

1-800-447-4930

www.statefarm.com

INVESTMENT CO. ACT FILE NO. 811-10027

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P.O. Box 219548 Kansas City, MO 64121-9548

120-6345.23-CH	Printed in U.S.A.

State Farm Mutual Fund Trust

Class R-1 Shares

Class R-2 Shares

Class R-3 Shares

	R-1	R-2	R-3
• State Farm Equity Fund	SREOX	SRETX	SREHX
• State Farm Small/Mid Cap Equity Fund	RSEOX	RSETX	RSEHX
• State Farm International Equity Fund	RIEOX	RIETX	RIEHX
• State Farm S&P 500 Index Fund	RSPOX	RSPTX	RSPHX
• State Farm Small Cap Index Fund	RSIOX	RSITX	RSIHX
• State Farm International Index Fund	RIIOX	RIITX	RIIHX
• State Farm Equity and Bond Fund	REBOX	REBTX	REBHX
• State Farm Bond Fund	SRBOX	SRBTX	SRBHX
• State Farm Money Market Fund	SFIXX	SFWXX	SFEXX
• State Farm LifePath® Retirement Fund	RLROX	RLRTX	RLRHX
• State Farm LifePath 2020 Fund	RAWOX	RAWTX	RAWHX
• State Farm LifePath 2030 Fund	RAYOX	RAYTX	RAYHX
• State Farm LifePath 2040 Fund	RAUOX	RAUTX	RAUHX
• State Farm LifePath 2050 Fund	RAVRX	RAVSX

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

PROSPECTUS—May 1, 2018

INVESTMENTS, EXPENSES, STRATEGIES, RISKS AND PERFORMANCE

STATE FARM EQUITY FUND

(SREOX) (SRETX) (SREHX)

Investment Objective:    The State Farm Equity Fund (the “Fund” or the “Equity Fund”) seeks long term growth of capital.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum account fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	0.60%	0.60%	0.60%
Distribution [and/or Service] (12b-1) fees	0.50%	0.30%	0.00%
Other Expenses	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses	1.47%	1.27%	0.97%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$150	$465	$803	$1,757
R-2	$129	$403	$697	$1,534
R-3	$ 99	$309	$536	$1,190

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”), select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund’s portfolio. State Farm Investment Management Corp. (the “Manager” or “SFIMC”) monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund’s portfolio are discussed separately below.

Bridgeway

Bridgeway primarily invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway defines “large stocks” as those whose market capitalization (stock market worth) falls within the range of the Russell 1000® Index, an unmanaged, market value weighted index, which measures performance of approximately 1,000 of the largest companies in the U.S. market with dividends reinvested. The Russell 1000 Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Growth stocks are those that Bridgeway believes have above average prospects for economic growth. Bridgeway selects stocks within the large-cap growth category for the Equity Fund using a statistically driven approach. Under normal circumstances, at least 80% of Bridgeway’s portion of the Equity Fund’s net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap growth category at the time of purchase.

Bridgeway may invest up to 10% of its segment of the Fund’s assets primarily in common stocks and depositary receipts of foreign companies.

Westwood

Under normal market conditions, Westwood invests at least 80% of its portion of the Equity Fund (which includes, for purposes of this test, the amount of any borrowings for investment purposes) primarily in common stocks of large capitalization companies, including foreign companies. Westwood may invest its portion of the Equity Fund in securities of companies economically tied to emerging markets. Westwood invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Westwood defines large capitalization companies as those

1

companies with market capitalizations generally greater than $5 billion at the time of purchase, while seasoned companies generally have been operating for at least three years.

In selecting securities, Westwood maintains a list of approved securities of issuers which it believes have proven records and potential for above-average earnings growth. Westwood considers purchasing a security on such list if Westwood’s forecast for growth rates and earnings for that issuer exceeds Wall Street expectations. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt to equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood has disciplines in place that serve as sell signals, such as a security reaching a pre-determined price target, and/or a fundamental change that negatively impacts the outlook and original investment thesis. The risk characteristics of Westwood’s portion of the Equity Fund, such as beta (a measure of volatility), are generally expected to be less than those of the S&P 500 Index, the Fund’s benchmark.

Both Bridgeway and Westwood may sell individual securities for several reasons including: the investment purpose of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Equity Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

•

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Holders of common stock generally are subject to more risks than holders of preferred stock and debt securities because the status of common stockholders upon the bankruptcy of the issuer is subordinated to that of preferred stock and debt holders.

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 13.01%,

during the first quarter of 2012.

Worst quarter: -24.19%,

during the fourth quarter of 2008.

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Average Annual Total Returns (For the periods ended December 31, 2017)
Equity Fund	1-Year	5-Year	10-Year
Class R-1	23.77%	15.11%	6.21%
Class R-2	23.75%	15.30%	6.39%
Class R-3	23.92%	15.58%	6.69%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	8.50%

Fund Management

Investment Adviser—The investment adviser for the Fund is SFIMC.

Sub-Adviser—The Fund is sub-advised by Bridgeway and Westwood.

Portfolio Managers—

	Name	Title	Length of Service
Bridgeway	John Montgomery	Chief Investment Officer, Portfolio Manager	Since 2008

	Elena Khoziaeva	Portfolio Manager	Since 2008

	Michael Whipple	Portfolio Manager	Since 2008

Westwood	Mark Freeman	Chief Investment Officer	Since 2008

	Matt Lockridge	Senior Vice President and Research Analyst	Since 2012

	Scott Lawson	Vice President and Senior Research Analyst	Since 2008

	Varun Singh	Vice President and Senior Research Analyst	Since 2013

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains. Taxes do not apply to Fund distributions of ordinary income or capital gains to tax-qualified retirement plans, but plan participants may be subject to taxes when they receive distributions from their tax-qualified retirement plans.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

3

STATE FARM SMALL/MID CAP EQUITY FUND

(RSEOX) (RSETX) (RSEHX)

Investment Objective:    The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund” or the “Fund”) seeks long-term growth of capital.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum account fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	0.80%	0.80%	0.80%
Distribution [and/or Service] (12b-1) fees	0.50%	0.30%	0.00%
Other Expenses	0.41%	0.41%	0.41%
Acquired Fund Fees & Expenses(1)	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	1.75%	1.55%	1.25%
Less: Fee Waiver	-0.29%	-0.29%	-0.29%
Total Annual Fund Operating Expenses after Fee Waiver(2)	1.46%	1.26%	0.96%

(1)	“Acquired Fund Fees & Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees & Expenses.
(2)	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive 0.29% of management fees for each share class of the Small/Mid Cap Equity Fund. This fee waiver applies through April 30, 2019, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses after Fee Waiver in the first year, and the Total Annual Fund Operating Expenses for periods thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$149	$523	$922	$2,038
R-2	$128	$461	$817	$1,821
R-3	$ 98	$368	$658	$1,486

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.

Principal Investment Strategies

The Manager has hired Bridgeway Capital Management, Inc. (“Bridgeway”) to select investments for approximately one-half of the Small/Mid Cap Equity Fund’s portfolio. The Manager monitors the performance of Bridgeway and the allocation of the Small/Mid Cap Equity Fund’s portfolio to Bridgeway. The Manager invests the other one-half of the Small/Mid Cap Equity Fund’s portfolio in shares of the iShares Core S&P Mid-Cap ETF, ticker symbol IJH, an exchange traded fund advised by BlackRock Fund Advisors (“BFA”). The iShares Core S&P Mid-Cap EFT seeks to track the investment results of the S&P Mid-Cap 400® (the “Underlying Index”). The Underlying Index measures the performance of the mid-capitalization sector of the U.S. equity market. The principal investment strategies employed by Bridgeway for its portion of the Small/Mid Cap Equity Fund’s portfolio and the principal investment strategies of BFA in managing the iShares Core S&P Mid-Cap ETF are discussed separately below.

Bridgeway

Bridgeway primarily invests its segment of the Fund in a diversified portfolio of small capitalization stocks. Bridgeway defines “small stocks” as those whose market capitalization (stock market value) falls within the range of the Russell 2000 Index, an

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unmanaged, market value weighted index, which measures performance of approximately 2,000 companies that are between the 1,000th and 3,000th largest in the U.S. market with dividends reinvested. The Russell 2000 Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Bridgeway selects stocks using a statistically driven approach.

Bridgeway invests in small capitalization stocks in the “value” category, which it defines as those stocks that Bridgeway believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Under normal circumstances, at least 80% of Bridgeway’s portion of the Fund’s net assets (plus borrowings for investment purposes) is invested in stocks from among those in the small cap value category at the time of purchase. However, Bridgeway will not necessarily sell a stock if it “migrates” to a different category after purchase.

Bridgeway may invest up to 10% of its segment of the Fund’s portfolio primarily in common stocks and depositary receipts of foreign companies.

Bridgeway may sell individual securities for several reasons including: the investment purpose for purchasing the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

The Manager’s Investment of Fund Assets in the iShares Core S&P Mid-Cap ETF

The Manager invests approximately one-half of the Small/Mid Cap Equity Fund’s portfolio in shares of the iShares Core S&P Mid-Cap ETF. The following discussion relates to the principal investment strategies of the iShares Core S&P Mid-Cap ETF.

The iShares Core S&P Mid-Cap ETF seeks to track the investment results of the Underlying Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. As of March 30, 2018, the Underlying Index included approximately 6.23% of the market capitalization of all U.S. equity securities. As of March 30, 2018, the stocks in the Underlying Index have a market capitalization between $1.6 billion and $6.8 billion at time of entry, which may fluctuate depending on the overall level of the equity markets, and are selected for liquidity and industry group representation. The Underlying Index consists of stocks from a broad range of industries. Components primarily include financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

BFA uses a “passive” or indexing approach to try to achieve the iShares Core S&P Mid-Cap ETF’s investment objective. Unlike many investment companies, the iShares Core S&P Mid-Cap ETF does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the iShares Core S&P Mid-Cap ETF will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the iShares Core S&P Mid-Cap ETF. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The iShares Core S&P Mid-Cap ETF may or may not hold all of the securities in the Underlying Index.

The iShares Core S&P Mid-Cap ETF generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The iShares Core S&P Mid-Cap ETF may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the iShares Core S&P Mid-Cap ETF track the Underlying Index. The iShares Core S&P Mid-Cap ETF seeks to track the investment results of the Underlying Index before fees and expenses of the iShares Core S&P Mid-Cap ETF.

The iShares Core S&P Mid-Cap ETF may lend securities representing up to one-third of the value of the iShares Core S&P Mid-Cap ETF’s total assets (including the value of any collateral received).

The Underlying Index is a product of S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), which is independent of the iShares Core S&P Mid-Cap ETF and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Industry Concentration Policy. The iShares Core S&P Mid-Cap ETF will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another

5

government agency. An investor in the Fund is subject to the following types of risks:

Underlying Fund Risk.    Because it invests approximately 50% of its assets in the iShares Core S&P Mid-Cap ETF, the Fund’s investment performance significantly depends on the investment performance of that underlying ETF. An investment in the Fund is subject to the risks associated with the iShares Core S&P Mid-Cap ETF. In particular, the Fund may be subject to the following risks as a result of its investment in the iShares Core S&P Mid-Cap ETF:

•

Asset Class Risk.    Securities and other assets in the Underlying Index or in the iShares Core S&P Mid-Cap ETF’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

•

Assets under Management (AUM) Risk.    From time to time, an Authorized Participant (as defined in the Creations and Redemptions section of the iShares Core S&P Mid-Cap ETF’s prospectus), a third party investor, the iShares Core S&P Mid-Cap ETF investment adviser or any affiliate of the iShares Core S&P Mid-Cap ETF investment adviser, or a fund may invest in the iShares Core S&P Mid-Cap ETF and hold its investment for a specific period of time in order to facilitate commencement of the iShares Core S&P Mid-Cap ETF’s operations or for the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the iShares Core S&P Mid-Cap ETF would be maintained at such levels, which could negatively impact the iShares Core S&P Mid-Cap ETF.

•

Authorized Participant Concentration Risk.    Only an Authorized Participant may engage in creation or redemption transactions directly with the iShares Core S&P Mid-Cap ETF. The iShares Core S&P Mid-Cap ETF has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the iShares Core S&P Mid-Cap ETF and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of iShares Core S&P Mid-Cap ETF Shares section of the iShares Core S&P Mid-Cap ETF’s Prospectus), iShares Core S&P Mid-Cap ETF shares may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.

•

Concentration Risk.    The iShares Core S&P Mid-Cap ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the iShares Core S&P Mid-Cap ETF’s investments more than the market as a whole, to the extent that the iShares Core S&P Mid-Cap ETF’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

•

Cyber Security Risk.    Failures or breaches of the electronic systems of the iShares Core S&P Mid-Cap ETF, the iShares Core S&P Mid-Cap ETF’s investment adviser, distributor, and other service providers, market makers, Authorized Participants or the issuers of securities in which the iShares Core S&P Mid-Cap ETF invests have the ability to cause disruptions and negatively impact the iShares Core S&P Mid-Cap ETF’s business operations, potentially resulting in financial losses to the iShares Core S&P Mid-Cap ETF and its shareholders. While the iShares Core S&P Mid-Cap ETF has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore the iShares Core S&P Mid-Cap ETF cannot control the cyber security plans and systems of the iShares Core S&P Mid-Cap ETF’s service providers, the Index Provider, market makers, Authorized Participants or issuers of securities in which the iShares Core S&P Mid-Cap ETF invests.

•

Index-Related Risk.    There is no guarantee that the iShares Core S&P Mid-Cap ETF will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the iShares Core S&P Mid-Cap ETF’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the iShares Core S&P Mid-Cap ETF and its shareholders.

•

Management Risk.    As the iShares Core S&P Mid-Cap ETF may not fully replicate the Underlying Index, and it is subject to the risk that the iShares Core S&P Mid-Cap ETF‘s investment strategy may not produce the intended results.

•

Market Trading Risk.    The iShares Core S&P Mid-Cap ETF faces numerous market trading risks, including the potential lack of an active market for iShares Core S&P Mid-Cap ETF shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the iShares Core S&P Mid-Cap ETF’s shares trading at a premium or discount to net asset value.

•

Operational Risk.    The iShares Core S&P Mid-Cap ETF is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the iShares Core S&P Mid-Cap ETF’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The iShares Core S&P Mid-Cap ETF and its investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

•	Passive Investment Risk. The iShares Core S&P Mid-Cap ETF is not actively managed and generally does not attempt to take defensive positions under any market conditions, including declining markets.

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•

Securities Lending Risk.    The iShares Core S&P Mid-Cap ETF may engage in securities lending. Securities lending involves the risk that the iShares Core S&P Mid-Cap ETF may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The iShares Core S&P Mid-Cap ETF could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the iShares Core S&P Mid-Cap ETF.

•

Tracking Error Risk.    Tracking error is the divergence of the iShares Core S&P Mid-Cap ETF’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the iShares Core S&P Mid-Cap ETF’s portfolio and those included in the Underlying Index, pricing differences (including differences between a security’s price at the local market close and the iShares Core S&P Mid-Cap ETF’s valuation of a security at the time of calculation of the iShares Core S&P Mid-Cap ETF’s NAV), transaction costs, the iShares Core S&P Mid-Cap ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the iShares Core S&P Mid-Cap ETF incurs fees and expenses, while the Underlying Index does not.

Fund Risk.    The Fund as a whole is subject to the following risks:

•

Equity Securities Risk.    Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Holders of common stock generally are subject to more risks than holders of preferred stock and debt securities because the status of common stockholders upon the bankruptcy of the issuer is subordinated to that of preferred stock and debt holders.

•

Financials Sector Risk.    Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber-attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

•

Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Industrials Sector Risk.    The industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

•

Information Technology Sector Risk.    Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

•

Issuer Risk.    Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Mid-Capitalization Companies Risk.    Investments and securities of mid-cap companies may involve greater risk of loss than investing in larger, more established companies. Mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently at a lower volume than more widely held securities. The prices of mid-cap companies’ stock tend to fluctuate in value more than those of larger capitalization stocks.

•

Risk of Investing in Developed Countries.    The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

7

•

Risk of Investing in the United States.    The Fund has significant exposure to U.S. issuers. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

•

Smaller Company Size Risk.    The securities of smaller capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

•

Investment Company Securities Risk.    The Fund invests in securities of other open-end investment companies. The risks of investments in other investment companies typically reflect the risks of the types of securities in which those underlying funds invest. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. Prior to May 1, 2017, the portion of the Fund’s assets invested in the iShares Core S&P Mid-Cap ETF were invested directly in equity securities pursuant to a different investment strategy. The returns in the bar chart and table below show how the Fund performed using the previous investment strategy. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 18.73%,

during the second quarter of 2009.

Worst quarter: -29.73%,

during the fourth quarter of 2008.

Average Annual Total Returns (For the periods ended December 31, 2017)
Small/Mid Cap Equity Fund	1-Year	5-Year	10-Year
Class R-1	11.46%	10.46%	4.62%
Class R-2	11.54%	10.63%	4.80%
Class R-3	11.57%	10.93%	5.10%
Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)	16.81%	14.33%	9.22%

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Fund Management

Investment Adviser—The investment adviser for the Fund is SFIMC.

Sub-Adviser—Approximately 50% of the Fund’s portfolio is sub-advised by Bridgeway.

Portfolio Managers—

	Name	Title	Length of Service
Bridgeway	John Montgomery	Chief Investment Officer, Portfolio Manager	Since 2006

	Elena Khoziaeva	Portfolio Manager	Since 2006

	Michael Whipple	Portfolio Manager	Since 2006

SFIMC	Scott Hintz	Assistant Vice President—Investment Planning Services	Since May 2017

	Corey Schieler	Investment Planning Services Director	Since May 2017

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains. Taxes do not apply to Fund distributions of ordinary income or capital gains to tax-qualified retirement plans, but plan participants may be subject to taxes when they receive distributions from their tax-qualified retirement plans.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

9

STATE FARM INTERNATIONAL EQUITY FUND

(RIEOX) (RIETX) (RIEHX)

Investment Objective:    The State Farm International Equity Fund (the “International Equity Fund” or the “Fund”) seeks long term growth of capital.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum account fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	0.80%	0.80%	0.80%
Distribution [and/or Service] (12b-1) fees	0.50%	0.30%	0.00%
Other Expenses	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	1.81%	1.61%	1.31%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$184	$569	$980	$2,127
R-2	$164	$508	$876	$1,911
R-3	$133	$415	$718	$1,579

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

Two different investment sub-advisers, Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”), select investments for the International Equity Fund. Marsico and Northern Cross each manage approximately one-half of the International Equity Fund’s portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund’s portfolio are discussed separately below.

Marsico

Marsico invests its portion of the International Equity Fund primarily in common stocks of foreign companies that it selects for their long-term growth potential. Marsico may invest its portion of the International Equity Fund in an unlimited number of companies of any size throughout the world, and normally invests in the securities of issuers that are economically tied to at least four different foreign countries. The Fund may invest in securities of companies economically tied to emerging markets. Some issuers or securities in the Fund’s portfolio may be based in or economically tied to the U.S. In selecting investments for the Fund, Marsico uses an approach that combines ‘top-down’ macro-economic analysis that initially focuses on broad financial and economic indicators, with ‘bottom-up’ stock selection that initially focuses on individual stocks.

Marsico may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Northern Cross

Northern Cross invests its portion of the International Equity Fund in securities issued by foreign companies, which it believes have the potential for long term margin expansion. Northern Cross primarily focuses on common stocks priced cheaply relative to some financial measure of worth, such as ratios of price to earnings, price to sales or price to cash flow. Under normal market conditions, Northern Cross will invest its portion of the International Equity Fund in 60-80 companies with a diversified representation of sectors. In selecting securities for the International Equity Fund, Northern Cross gives careful consideration to currency, political stability and other effects of international investing.

Northern Cross may sell individual securities for several reasons including: full valuation of the security has been achieved, fundamental deterioration of company prospects or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

10

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 25.48%,

during the second quarter of 2009.

Worst quarter: -23.60%,

during the fourth quarter of 2008.

Average Annual Total Returns (For the periods ended December 31, 2017)
International Equity Fund	1-Year	5-Year	10-Year
Class R-1	33.53%	6.41%	0.98%
Class R-2	33.56%	6.59%	1.17%
Class R-3	33.70%	6.85%	1.44%
MSCI ACWI ex.U.S. Index (reflects no deduction for fees, expenses, or taxes)	27.19%	6.80%	1.84%

11

Fund Management

Investment Adviser—The investment adviser for the Fund is SFIMC.

Sub-Adviser—The Fund is sub-advised by Marsico and Northern Cross.

Portfolio Managers—

	Name	Title	Length of Service
Marsico	Tom Marsico	Chief Investment Officer and Portfolio Manager	Since 2017

	Robert Susman	Portfolio Manager	Since 2017

Northern Cross	Howard Appleby	Principal	Since 2008

	James LaTorre	Principal	Since 2008

	Jean-Francois Ducrest	Principal	Since 2008

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains. Taxes do not apply to Fund distributions of ordinary income or capital gains to tax-qualified retirement plans, but plan participants may be subject to taxes when they receive distributions from their tax-qualified retirement plans.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

12

STATE FARM S&P 500 INDEX FUND

(RSPOX) (RSPTX) (RSPHX)

Investment Objective:    The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund” or the “fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum account fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	0.10%	0.10%	0.10%
Distribution [and/or Service] (12b-1) fees	0.50%	0.30%	0.00%
Other Expenses	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses	0.96%	0.76%	0.46%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$98	$306	$531	$1,178
R-2	$78	$243	$422	$ 942
R-3	$47	$148	$258	$ 579

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The S&P Index Fund seeks to achieve investment performance that is similar to the S&P 500 Index (the Fund’s target benchmark). The S&P 500 Index is a widely used measure of large U.S. company stock performance. Standard & Poor’s (“S&P”) selects stocks for the S&P 500 Index based upon the following factors:

•	market value

•	industry group classification (so that the S&P 500 Index represents a broad range of industry segments within the U.S. economy)

•	trading activity, to ensure ample liquidity and efficient share pricing

•	fundamental analysis, to ensure that companies in the S&P 500 Index are stable

The S&P 500 Index Fund pursues its investment objective by:

•	investing in substantially all of the securities that make up the S&P 500 Index

•	investing in these securities in proportions that match, approximately, the weightings of the S&P 500 Index

Under normal operating conditions, the S&P 500 Index Fund seeks to invest at least 90% of its total assets in stocks that are represented in the S&P 500 Index.

BlackRock Fund Advisors (“BFA”) may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Index Fund Risk.    An index fund has operating and other expenses, while an index does not. As a result, while the Fund will attempt to track its benchmark index as closely as possible, there is no guarantee that this Fund will succeed in its attempt, and it will

13

tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, that fund will perform poorly when the index performs poorly.

•

Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Fund, State Farm Investment Management Corp. (“SFIMC” or the “Manager”) or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.

•

Concentration Risk.    The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) to approximately the same extent that the applicable index concentrates in a particular industry. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 15.67%,

during the second quarter of 2009.

Worst quarter: -22.18%,

during the fourth quarter of 2008.

Average Annual Total Returns (For the periods ended December 31, 2017)
S&P 500 Index Fund	1-Year	5-Year	10-Year
Class R-1	21.14%	14.68%	7.41%
Class R-2	21.15%	14.88%	7.62%
Class R-3	21.31%	15.16%	7.92%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	8.50%

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The Fund is sub-advised by BFA.

Portfolio Managers of BFA—

Name	Title	Length of Service
Alan Mason	Managing Director	Since 2014

Greg Savage	Managing Director	Since 2012

Jennifer Hsui	Managing Director	Since 2016

Creighton Jue	Managing Director	Since 2016

Rachel Aguirre	Director	Since 2016

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains. Taxes do not apply to Fund distributions of ordinary income or capital gains to tax-qualified retirement plans, but plan participants may be subject to taxes when they receive distributions from their tax-qualified retirement plans.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

14

STATE FARM SMALL CAP INDEX FUND

(RSIOX) (RSITX) (RSIHX)

Investment Objective:    The State Farm Small Cap Index Fund (the “Small Cap Index Fund” or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Small Stock Index.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum account fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	0.13%	0.13%	0.13%
Distribution [and/or Service] (12b-1) fees	0.50%	0.30%	0.00%
Other Expenses	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses	1.04%	0.84%	0.54%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$106	$331	$574	$1,271
R-2	$ 86	$268	$466	$1,037
R-3	$ 55	$173	$302	$ 677

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in stocks of companies that are included in the Russell 2000 Small Stock Index (the “Russell 2000 Index”) in a manner that is expected to approximate the performance of the Russell 2000 Index, the benchmark index. The Russell 2000 Index is an index of 2,000 small companies that is created by taking the largest 3,000 companies traded in the U.S. and eliminating the largest 1,000 of these companies. Under normal operating conditions, the Fund seeks to invest at least 90% of its net assets in stocks that are represented in the Russell 2000 Index and will at all times invest a substantial portion of its total assets in such stocks. The Fund will invest in stocks that are represented in the Russell 2000 Index in weights that approximate the relative composition of the securities contained in the index.

The sub-adviser to the Fund may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Smaller Company Size Risk.    The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

15

•

Index Fund Risk.    An index fund has operating and other expenses, while an index does not. As a result, while the Fund will attempt to track its benchmark index as closely as possible, there is no guarantee that this Fund will succeed in its attempt, and it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, that fund will perform poorly when the index performs poorly.

•

Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Fund, the Manager or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.

•

Financial Sector Risk.    The Fund may invest 25% or more of its net assets in securities issued by companies in the financial sector. The market value of securities of issuers in the financial sector can be affected by various factors, such as adverse regulatory or economic occurrences, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions could adversely impact the value of such institutions.

•

Concentration Risk.    The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) to approximately the same extent that the applicable index concentrates in a particular industry. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 20.43%,

during the second quarter of 2009.

Worst quarter: -26.32%,

during the fourth quarter of 2008.

Average Annual Total Returns (For the periods ended December 31, 2017)
Small Cap Index Fund	1-Year	5-Year	10-Year
Class R-1	14.00%	12.91%	7.46%
Class R-2	14.02%	13.10%	7.64%
Class R-3	14.10%	13.38%	7.96%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	14.65%	14.12%	8.71%

16

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The Fund is sub-advised by BlackRock Fund Advisors (“BFA”).

Portfolio Managers of BFA—

Name	Title	Length of Service
Alan Mason	Managing Director	Since 2014

Greg Savage	Managing Director	Since 2012

Jennifer Hsui	Managing Director	Since 2016

Creighton Jue	Managing Director	Since 2016

Rachel Aguirre	Director	Since 2016

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains. Taxes do not apply to Fund distributions of ordinary income or capital gains to tax-qualified retirement plans, but plan participants may be subject to taxes when they receive distributions from their tax-qualified retirement plans.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

17

STATE FARM INTERNATIONAL INDEX FUND

(RIIOX) (RIITX) (RIIHX)

Investment Objective:    The State Farm International Index fund (the “International Index Fund” or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the MSCI Europe, Australasia, and Far East Free Index (“EAFE Free Index”).

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum account fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	0.15%	0.15%	0.15%
Distribution [and/or Service] (12b-1) fees	0.50%	0.30%	0.00%
Other Expenses	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	1.16%	0.96%	0.66%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$118	$368	$638	$1,409
R-2	$ 98	$306	$531	$1,178
R-3	$ 67	$211	$368	$ 822

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in stocks of companies that are included in the EAFE Free Index in a manner that is expected to approximate the performance of the EAFE Free Index, the benchmark index. The EAFE Free Index is a capitalization-weighted index that currently includes stocks of companies located in 15 European countries, Australia, Israel, New Zealand, Hong Kong, Japan and Singapore. Under normal operating conditions, the Fund seeks to invest at least 90% of its net assets in stocks that are represented in the EAFE Free Index and will at all times invest a substantial portion of its total assets in such stocks. The Fund will invest in stocks that are represented in the EAFE Free Index in weights that approximate the relative composition of the securities contained in the index.

The sub-adviser to the Fund may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign

18

investment policy than those typically found in a developed market.

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Index Fund Risk.    An index fund has operating and other expenses, while an index does not. As a result, while the Fund will attempt to track its benchmark index as closely as possible, there is no guarantee that this Fund will succeed in its attempt, and it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, that fund will perform poorly when the index performs poorly.

•

Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Fund, the Manager or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.

•

Concentration Risk.    The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) to approximately the same extent that the applicable index concentrates in a particular industry. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 25.40%,

during the second quarter of 2009.

Worst quarter: -20.33%,

during the third quarter of 2011.

Average Annual Total Returns (For the periods ended December 31, 2017)
International Index Fund	1-Year	5-Year	10-Year
Class R-1	24.80%	6.47%	0.77%
Class R-2	24.87%	6.67%	0.96%
Class R-3	24.98%	6.93%	1.24%
EAFE Free Index (reflects no deduction for fees, expenses, or taxes)	25.03%	7.90%	1.94%

19

Fund Management

Investment Adviser—The investment adviser for the Fund is SFIMC.

Sub-Adviser—The Fund is sub-advised by BlackRock Fund Advisors (“BFA”).

Portfolio Managers of BFA—

Name	Title	Length of Service
Alan Mason	Managing Director	Since 2016

Greg Savage	Managing Director	Since 2016

Jennifer Hsui	Managing Director	Since 2016

Creighton Jue	Managing Director	Since 2016

Rachel Aguirre	Director	Since 2016

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains. Taxes do not apply to Fund distributions of ordinary income or capital gains to tax-qualified retirement plans, but plan participants may be subject to taxes when they receive distributions from their tax-qualified retirement plans.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

20

STATE FARM EQUITY AND BOND FUND

(REBOX) (REBTX) (REBHX)

Investment Objective:    The State Farm Equity and Bond Fund (the “Equity and Bond Fund” or the “Fund”) seeks long term growth of principal while providing some current income.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum account fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	0.00%	0.00%	0.00%
Distribution [and/or Service] (12b-1) fees	0.50%	0.30%	0.00%
Other Expenses	0.16%	0.16%	0.16%
Acquired Fund Fees & Expenses(1)	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses	1.36%	1.16%	0.86%
Less: Fee Waiver	-0.09%	-0.09%	-0.09%
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.27%	1.07%	0.77%

(1)	“Acquired Fund Fees & Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees & Expenses.
(2)	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to reimburse the Fund for expenses the Fund pays. The reimbursement is in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified level for each share class. This fee waiver applies through April 30, 2019, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver in the first year, and the Total Annual Fund Operating Expenses for periods thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$129	$422	$736	$1,627
R-2	$109	$360	$630	$1,401
R-3	$ 79	$265	$468	$1,052

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The Equity and Bond Fund invests all of its assets in shares of the State Farm Equity Fund and the State Farm Bond Fund, two other funds of State Farm Mutual Fund Trust. Generally, the Equity and Bond Fund attempts to maintain approximately 60% of its net assets in shares of the State Farm Equity Fund and approximately 40% of its net assets in shares of the State Farm Bond Fund. The Equity and Bond Fund never invests more than 75% of its net assets in either underlying Fund.

Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”), select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund’s portfolio.

Bridgeway primarily invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway selects stocks within the large-cap growth category for the Equity Fund using a statistically driven approach.

Westwood primarily invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses

21

those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow.

The Manager selects investments for the Bond Fund. The Bond Fund is invested primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that the Manager has determined to be of comparable quality. A bond is investment grade if Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as “junk bonds.”

In making investment decisions on specific securities for the Bond Fund, the Manager looks for companies with one or more of the following characteristics:

•	Strong cash flow and a recurring revenue stream

•	A strong industry position

•	A strong financial position

•	Strong management with a clearly defined strategy

•	Capability to develop new or superior products or services

The Manager, Bridgeway, and Westwood may sell individual securities in the underlying funds for several reasons including: the investment purpose of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk.    The assessment by a fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Interest Rate Risk and Call Risk.    The risk that the bonds a fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, a fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•

Prepayment and Extension Risk.    The risk that homeowners or consumers may alter the pace of repayment on their mortgage or consumer loans, which may affect the yield of mortgage-or asset-backed securities that are backed by such loans.

•

Credit Risk.    The risk that a bond issuer fails to make principal or interest payments when due to a fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater risk than U.S. Government bonds.

•	Inflation Risk. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

•

Liquidity Risk.    The investment adviser or sub-adviser to a fund may have difficulty selling securities a fund holds at the time it would like to sell, and at the value a fund has placed on those securities.

•

Income Risk.    The risk that the income from the bonds a fund holds will decline. This risk applies when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

•

Investment Company Securities Risk.     The Fund invests in securities of other open-end investment companies. The risks of investment in other investment companies typically reflect the risks of the types of securities in which those underlying funds invest. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

An investment in this Fund may be appropriate for you if you are seeking long term growth potential and some current income, or if you are seeking the convenience of a balanced portfolio of stocks

22

and bonds in a single investment. You may not want to invest in this Fund if you have a short term investment horizon, want the greater growth potential of an investment entirely in equity securities or are unwilling to accept share price fluctuation.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 8.42%,

during the second quarter of 2009.

Worst quarter: -13.98%,

during the fourth quarter of 2008.

Average Annual Total Returns (For the periods ended December 31, 2017)
Equity and Bond Fund	1-Year	5-Year	10-Year
Class R-1	15.08%	9.67%	5.47%
Class R-2	15.20%	9.88%	5.66%
Class R-3	15.26%	10.16%	5.96%
Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	14.21%	10.13%	6.93%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	3.54%	2.10%	4.01%

SFIMC computes the Blended Benchmark using 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The equity portion of the Fund is sub-advised by Bridgeway and Westwood.

Portfolio Managers—

	Name	Title	Length of Service
Bridgeway	John Montgomery	Chief Investment Officer, Portfolio Manager	Since 2008

	Elena Khoziaeva	Portfolio Manager	Since 2008

	Michael Whipple	Portfolio Manager	Since 2008

Westwood	Mark Freeman	Chief Investment Officer	Since 2008

	Matt Lockridge	Senior Vice President and Research Analyst	Since 2012

	Scott Lawson	Vice President and Senior Research Analyst	Since 2008

	Varun Singh	Vice President and Senior Research Analyst	Since 2013

SFIMC	John Malito	Assistant Vice President—State Farm Investment Management Corp.; Investment Professional—State Farm Mutual Automobile Insurance Company	Since 2016

	Lisa Rogers	Assistant Vice President—State Farm Investment Management Corp.; Investment Executive—State Farm Mutual Automobile Insurance Company	Since 2016

23

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains. Taxes do not apply to Fund distributions of ordinary income or capital gains to tax-qualified retirement plans, but plan participants may be subject to taxes when they receive distributions from their tax-qualified retirement plans.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

24

STATE FARM BOND FUND

(SRBOX) (SRBTX) (SRBHX)

Investment Objective:    The State Farm Bond Fund (the “Bond Fund” or the “Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum account fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage

of the value of your investment)

	R-1	R-2	R-3
Management fees	0.10%	0.10%	0.10%
Distribution [and/or Service] (12b-1) fees	0.50%	0.30%	0.00%
Other Expenses	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses	0.97%	0.77%	0.47%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$99	$309	$536	$1,190
R-2	$79	$246	$428	$ 954
R-3	$48	$151	$263	$ 591

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that State Farm Investment Management Corp. (“SFIMC” or the “Manager”) has determined to be of comparable quality. A bond is investment grade if Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Financial Services, LLC (“S&P”) has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as “junk bonds.” The Bond Fund may invest in any of the following instruments:

•	Corporate Debt Securities: investment grade securities issued by corporations and to a limited extent (up to 20% of its assets), in lower rated securities

•	U.S. Government Debt Securities: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities

•	Foreign Government Debt Securities: investment grade securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars

•	Asset Backed and Mortgage Backed Securities: investment grade securities backed by mortgages, consumer loans and other assets

•

Other Issuer Debt Securities:    the Fund may invest up to 20% of its assets in non-investment grade debt securities and preferred stocks that are convertible into common stocks as well as nonconvertible preferred stocks or securities.

In making investment decisions on specific securities for the Bond Fund, the Manager looks for companies with one or more of the following characteristics:

•	Strong cash flow and a recurring revenue stream

•	A strong industry position

•	A strong financial position

•	Strong management with a clearly defined strategy

•	Capability to develop new or superior products or services

The Manager may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

25

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

•

Management Risk.    The assessment by the Fund’s investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Interest Rate Risk and Call Risk.    The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•

Prepayment and Extension Risk.    The risk that homeowners or consumers may alter the pace of repayment on their mortgage or consumer loans, which may affect the yield of mortgage-or asset-backed securities that are backed by such loans.

•

Credit Risk.    The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater risk than U.S. Government bonds.

•	Inflation Risk. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

•	Liquidity Risk. The investment adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•

Income Risk.    The risk that the income from the bonds the Fund holds will decline. This risk applies when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

You may want to invest in the Fund if you are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 3.97%,

during the third quarter of 2011.

Worst quarter: -3.58%,

during the second quarter of 2013.

Average Annual Total Returns (For the periods ended December 31, 2017)
Bond Fund	1-Year	5-Year	10-Year
Class R-1	2.72%	1.37%	3.45%
Class R-2	2.68%	1.52%	3.63%
Class R-3	2.85%	1.78%	3.93%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	3.54%	2.10%	4.01%

26

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Portfolio Managers—

Name	Title	Length of Service
John Malito	Assistant Vice President—State Farm Investment Management Corp.; Investment Professional—State Farm Mutual Automobile Insurance Company	Since 2016

Lisa Rogers	Assistant Vice President—State Farm Investment Management Corp.; Investment Executive—State Farm Mutual Automobile Insurance Company	Since 2016

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains. Taxes do not apply to Fund distributions of ordinary income or capital gains to tax-qualified retirement plans, but plan participants may be subject to taxes when they receive distributions from their tax-qualified retirement plans.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

27

STATE FARM MONEY MARKET FUND

(SFIXX) (SFWXX) (SFEXX)

Investment Objective:    The State Farm Money Market Fund (the “Money Market Fund” or the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum account fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	0.10%	0.10%	0.10%
Distribution [and/or Service] (12b-1) fees	0.40%	0.20%	0.00%
Other Expenses	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses	0.90%	0.70%	0.50%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$92	$287	$498	$1,108
R-2	$72	$224	$390	$ 871
R-3	$51	$160	$280	$ 628

Principal Investment Strategies

Under normal conditions, the Fund invests its assets primarily (at least 99.5%) in:

•	Debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities,

•	Cash, and

•	Repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

The Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund seeks to invest in securities that present minimal credit risk.

The Fund intends to qualify as a “government money market fund” as defined in, or interpreted in accordance with, Rule 2a-7 under the Investment Company Act of 1940, as amended. “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully. Government money market funds like the Fund are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the Board of Trustees of State Farm Mutual Fund Trust may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board of Trustees has elected not to do so at this time.

The Fund’s adviser seeks to develop an appropriate portfolio of securities for the Fund by considering the differences in yields among securities of different maturities and issuers.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. An investor in the Fund is subject to the following types of risks:

•

Management Risk.    The assessment by the Fund’s investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Interest Rate Risk and Call Risk.    The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are

28

affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls.

•

Income Risk.    The risk that the income from the bonds a fund holds will decline. This risk applies when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

•	Inflation Risk. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

•

Government Securities Risk.    The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

•

Transactions Risk.    The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

•

Net Asset Value Risk.    There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s sponsor will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

An investment in the Fund may be appropriate for you if you seek stability of principal, an investment for the cash portion of an asset allocation plan or are looking for an investment with a lower degree of risk. The Fund may not be suitable for you if you are seeking an investment that is likely to significantly outpace inflation, are investing for retirement or other longer term goals or are investing for growth or maximum current income.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table provides the Fund’s average annual total returns for the periods listed. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 0.68%,

during the first quarter of 2008.

Worst quarter: 0.00%,

during the first quarter of 2017.

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Average Annual Total Returns (For the periods ended December 31, 2017)
Money Market Fund	1-Year	5-Year	10-Year
Class R-1	0.24%	0.05%	0.19%
Class R-2	0.29%	0.06%	0.22%
Class R-3	0.34%	0.07%	0.25%

The Money Market Fund’s current seven-day yield on December 31, 2017 was 0.7495% for R1 shares, 0.7492% for R2 shares, and 0.7498% for R3 shares.

Fund Management

Investment Adviser—The investment adviser to the Fund is State Farm Investment Management Corp.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains. Taxes do not apply to Fund distributions of ordinary income or capital gains to tax-qualified retirement plans, but plan participants may be subject to taxes when they receive distributions from their tax-qualified retirement plans.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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STATE FARM LIFEPATH RETIREMENT FUND

(RLROX) (RLRTX) (RLRHX)

Investment Objective:    The investment objective of the State Farm LifePath Retirement Fund (the “LifePath Retirement Fund” or “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Retirement Fund will be broadly diversified across global asset classes.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum account fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	0.26%	0.26%	0.26%
Distribution [and/or Service] (12b-1) fees	0.50%	0.30%	0.00%
Other Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees & Expenses(1)	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	1.22%	1.02%	0.72%

(1)	“Acquired Fund Fees & Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees & Expenses.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$124	$387	$670	$1,477
R-2	$104	$325	$563	$1,248
R-3	$ 74	$230	$401	$ 894

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests its assets in a combination of equity (including real estate investment trusts) and bond exchange traded funds and a money market fund (the “Underlying Funds”) in proportion to the Fund’s own comprehensive investment strategy. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock Fund Advisors (“BFA”) serves as the sub-adviser to the Fund and selects investments for the Fund. BFA employs a multi-dimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations and expected returns. Certain Underlying Funds may invest in real estate investment trust (“REITs”), foreign securities, emerging markets securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

As of March 31, 2018, the Fund held approximately 40% of its assets in Underlying Funds that invest primarily in equity securities, 60% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Because the LifePath Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the LifePath Retirement Fund’s risk profile.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in

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the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the Underlying Funds in which the Fund invests.

•

Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

•

Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector, asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, asset class, country, region or group of countries. The Fund also is subject to concentration risk because the Fund invests in a relatively small number of Underlying Funds. As a result, the appreciation or depreciation of any one Underlying Fund held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of Underlying Funds.

•

Convertible Securities Risk.    The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

•	Debt Securities Risk. Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk and prepayment risk, among other things.

•

Interest Rate Risk.    The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including governmental policy, monetary policy, inflation expectations, perceptions of risk and supply and demand for bonds. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

•

Credit Risk.    Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

•	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

•

Prepayment Risk.    When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•	Income Risk. The Fund’s income may decline due to a decline in inflation, deflation or changes in inflation expectations.

•	Inflation Risk. The risk that the value of assets or income from an investment will be worth less in the future as inflation decreases the value of money.

32

•	Derivatives Risk. The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

•

Volatility Risk.    Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

•	Counterparty Risk. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

•

Market and Liquidity Risk.    The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

•	Valuation Risk. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

•	Leverage Risk. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

•

Tax Risk.    Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

•

Regulatory Risk.    Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through 2020. In addition, regulations adopted by prudential regulators that will begin to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.

•

Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Securities Risk. Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.

33

•

Investment Style Risk.    Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.

•

Investments in Exchange Traded Funds Risk.    The Fund will invest substantially all of its assets in Underlying Funds that are exchange traded funds (“ETFs”) that are advised by BFA or one of its affiliates, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The Fund’s net asset value (“NAV”) will change with changes in the value of the Underlying Funds. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds.

•	ETF-Specific Risk

•	Management Risk. If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

•

Passive Investment Risk.    ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

•

Representative Sampling Risk.    Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

•

Shares of an ETF May Trade at Prices Other Than Net Asset Value.    Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in Creation Units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

•

Tracking Error Risk.    Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

•

Junk Bonds Risk.    Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

•

Leverage Risk.    Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

•

Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•

Mortgage- and Asset-Backed Securities Risk.    Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

34

•

Passive Investment Risk.    Because BFA does not select individual companies in the underlying indexes for the Underlying Funds, the Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

•

REIT Investment Risk.    Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities. In addition, recently enacted tax legislation permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends, but does not permit a regulated investment company to pass through to its shareholders the special character of this income. Ordinary REIT dividends received by the Fund and distributed to the Fund’s shareholders also will generally not constitute “qualified dividend income.” Therefore, the tax rate applicable to that portion of the dividend income attributable to ordinary REIT dividends received by the Fund will be taxed at a higher rate than dividends eligible for special treatment.

•

Retirement Income Risk.     The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

•

Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Underlying Fund.

•

Small and Mid-Capitalization Company Risk.    Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

•

U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

•

U.S. Treasury Obligations Risk.    U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

The Fund must maintain cash balances to meet redemption requests which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 9.56%,

during the third quarter of 2009.

Worst quarter: -7.96%,

during the fourth quarter of 2008.

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Average Annual Total Returns (For the periods ended December 31, 2017)
LifePath Retirement Fund	1-Year	5-Year	10-Year
Class R-1	9.84%	4.39%	4.03%
Class R-2	9.93%	4.56%	4.22%
Class R-3	9.96%	4.84%	4.50%
Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	10.54%	5.49%	5.06%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	3.54%	2.10%	4.01%

The blended benchmark is a hypothetical representation of the performance of the LifePath Retirement Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath Retirement Fund’s custom benchmark are adjusted quarterly to reflect the LifePath Retirement Fund’s changing asset allocations over time. As of December 31, 2017, the following indexes are used to calculate the LifePath Retirement Fund’s custom benchmark: Bloomberg Barclays U.S. Aggregate Bond Index, Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex-U.S. IMI Index, Cohen & Steers Realty Majors Index and Bloomberg Barclays U.S. TIPS Index.

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The Fund is sub-advised by BFA.

Portfolio Managers of the LifePath Retirement Fund—

Name	Title	Length of Service
Alan Mason	Managing Director	Since 2009

Amy Whitelaw	Managing Director	Since 2010

Matthew O’Hara	Managing Director	Since 2016

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains. Taxes do not apply to Fund distributions of ordinary income or capital gains to tax-qualified retirement plans, but plan participants may be subject to taxes when they receive distributions from their tax-qualified retirement plans.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

36

STATE FARM LIFEPATH 2020 FUND

(RAWOX) (RAWTX) (RAWHX)

Investment Objective:    The investment objective of the State Farm LifePath 2020 Fund (the “LifePath 2020 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2020 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum account fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	0.26%	0.26%	0.26%
Distribution [and/or Service] (12b-1) fees	0.50%	0.30%	0.00%
Other Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees & Expenses(1)	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	1.22%	1.02%	0.72%

(1)	“Acquired Fund Fees & Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees & Expenses.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$124	$387	$670	$1,477
R-2	$104	$325	$563	$1,248
R-3	$ 74	$230	$401	$ 894

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests its assets in a combination of equity (including real estate investment trusts) and bond exchange traded funds and a money market fund (the “Underlying Funds”) in proportion to the Fund’s own comprehensive investment strategy. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock Fund Advisors (“BFA”) serves as the sub-adviser to the Fund and selects investments for the Fund. BFA employs a multi-dimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations and expected returns. Certain Underlying Funds may invest in real estate investment trust (“REITs”), foreign securities, emerging markets securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

As of March 31, 2018, the Fund held approximately 46% of its assets in Underlying Funds that invest primarily in equity securities, 54% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As a stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.

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An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the Underlying Funds in which the Fund invests.

•

Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

•

Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector, asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, asset class, country, region or group of countries. The Fund also is subject to concentration risk because the Fund invests in a relatively small number of Underlying Funds. As a result, the appreciation or depreciation of any one Underlying Fund held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of Underlying Funds.

•

Convertible Securities Risk.    The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

•	Debt Securities Risk. Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk and prepayment risk, among other things.

•

Interest Rate Risk.    The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including governmental policy, monetary policy, inflation expectations, perceptions of risk and supply and demand for bonds. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

•

Credit Risk.    Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

•	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

•

Prepayment Risk.    When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•	Income Risk. The Fund’s income may decline due to a decline in inflation, deflation or changes in inflation expectations.

•	Inflation Risk. The risk that the value of assets or income from an investment will be worth less in the future as inflation decreases the value of money.

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•	Derivatives Risk. The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

•

Volatility Risk.    Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

•	Counterparty Risk. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

•

Market and Liquidity Risk.    The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

•	Valuation Risk. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

•	Leverage Risk. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

•

Tax Risk.    Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

•

Regulatory Risk.    Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through 2020. In addition, regulations adopted by prudential regulators that will begin to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.

•

Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Securities Risk. Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.

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•

Investment Style Risk.    Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.

•

Investments in Exchange Traded Funds Risk.    The Fund will invest substantially all of its assets in Underlying Funds that are exchange traded funds (“ETFs”) that are advised by BFA or one of its affiliates, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The Fund’s net asset value (“NAV”) will change with changes in the value of the Underlying Funds. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds.

•	ETF-Specific Risk

•	Management Risk. If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

•

Passive Investment Risk.    ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

•

Representative Sampling Risk.    Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

•

Shares of an ETF May Trade at Prices Other Than Net Asset Value.    Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in Creation Units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

•

Tracking Error Risk.    Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

•

Junk Bonds Risk.    Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

•

Leverage Risk.    Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

•

Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•

Mortgage- and Asset-Backed Securities Risk.    Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of

40

economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•

Passive Investment Risk.    Because BFA does not select individual companies in the underlying indexes for the Underlying Funds, the Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

•

REIT Investment Risk.    Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities. In addition, recently enacted tax legislation permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends, but does not permit a regulated investment company to pass through to its shareholders the special character of this income. Ordinary REIT dividends received by the Fund and distributed to the Fund’s shareholders also will generally not constitute “qualified dividend income.” Therefore, the tax rate applicable to that portion of the dividend income attributable to ordinary REIT dividends received by the Fund will be taxed at a higher rate than dividends eligible for special treatment.

•

Retirement Income Risk.    The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

•

Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Underlying Fund.

•

Small and Mid-Capitalization Company Risk.    Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

•

U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

•

U.S. Treasury Obligations Risk.    U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

The Fund must maintain cash balances to meet redemption requests which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 13.56%,

during the second quarter of 2009.

Worst quarter: -14.39%,

during the fourth quarter of 2008.

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Average Annual Total Returns (For the periods ended December 31, 2017)
LifePath 2020 Fund	1-Year	5-Year	10-Year
Class R-1	11.29%	5.46%	3.70%
Class R-2	11.32%	5.64%	3.90%
Class R-3	11.43%	5.91%	4.19%
Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	12.04%	6.61%	4.88%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	3.54%	2.10%	4.01%

The blended benchmark is a hypothetical representation of the performance of the LifePath 2020 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2020 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2020 Fund’s changing asset allocations over time. As of December 31, 2017, the following indexes are used to calculate the LifePath 2020 Fund’s custom benchmark: Bloomberg Barclays U.S. Aggregate Bond Index, Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex-U.S. IMI Index, Cohen & Steers Realty Majors Index and Bloomberg Barclays U.S. TIPS Index.

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The Fund is sub-advised by BFA.

Portfolio Managers of the LifePath 2020 Fund—

Name	Title	Length of Service
Alan Mason	Managing Director	Since 2009

Amy Whitelaw	Managing Director	Since 2010

Matthew O’Hara	Managing Director	Since 2016

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains. Taxes do not apply to Fund distributions of ordinary income or capital gains to tax-qualified retirement plans, but plan participants may be subject to taxes when they receive distributions from their tax-qualified retirement plans.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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STATE FARM LIFEPATH 2030 FUND

(RAYOX) (RAYTX) (RAYHX)

Investment Objective:    The investment objective of the State Farm LifePath 2030 Fund (the “LifePath 2030 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum account fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	0.26%	0.26%	0.26%
Distribution [and/or Service] (12b-1) fees	0.50%	0.30%	0.00%
Other Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees & Expenses(1)	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	1.25%	1.05%	0.75%

(1)	“Acquired Fund Fees & Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees & Expenses.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$127	$397	$686	$1,511
R-2	$107	$334	$579	$1,283
R-3	$ 77	$240	$417	$ 930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests its assets in a combination of equity (including real estate investment trusts) and bond exchange traded funds and a money market fund (the “Underlying Funds”) in proportion to the Fund’s own comprehensive investment strategy. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock Fund Advisors (“BFA”) serves as the sub-adviser to the Fund and selects investments for the Fund. BFA employs a multi-dimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations and expected returns. Certain Underlying Funds may invest in real estate investment trust (“REITs”), foreign securities, emerging markets securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

As of March 31, 2018, the Fund held approximately 70% of its assets in Underlying Funds that invest primarily in equity securities, 30% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As a stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in

43

the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the Underlying Funds in which the Fund invests.

•

Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

•

Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector, asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, asset class, country, region or group of countries. The Fund also is subject to concentration risk because the Fund invests in a relatively small number of Underlying Funds. As a result, the appreciation or depreciation of any one Underlying Fund held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of Underlying Funds.

•

Convertible Securities Risk.    The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

•	Debt Securities Risk. Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk and prepayment risk, among other things.

•

Interest Rate Risk.    The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including governmental policy, monetary policy, inflation expectations, perceptions of risk and supply and demand for bonds. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

•

Credit Risk.    Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

•	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

•

Prepayment Risk.    When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•	Income Risk. The Fund’s income may decline due to a decline in inflation, deflation or changes in inflation expectations.

•	Inflation Risk. The risk that the value of assets or income from an investment will be worth less in the future as inflation decreases the value of money.

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•	Derivatives Risk. The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

•

Volatility Risk.    Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

•	Counterparty Risk. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

•

Market and Liquidity Risk.    The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

•	Valuation Risk. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

•	Leverage Risk. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

•

Tax Risk.    Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

•

Regulatory Risk.    Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through 2020. In addition, regulations adopted by prudential regulators that will begin to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.

•

Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Securities Risk. Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.

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•

Investment Style Risk.    Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.

•

Investments in Exchange Traded Funds Risk.    The Fund will invest substantially all of its assets in Underlying Funds that are exchange traded funds (“ETFs”) that are advised by BFA or one of its affiliates, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The Fund’s net asset value (“NAV”) will change with changes in the value of the Underlying Funds. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds.

•	ETF-Specific Risk

•	Management Risk. If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

•

Passive Investment Risk.    ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

•

Representative Sampling Risk.    Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

•

Shares of an ETF May Trade at Prices Other Than Net Asset Value.    Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in Creation Units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

•

Tracking Error Risk.    Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

•

Junk Bonds Risk.    Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

•

Leverage Risk.    Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

•

Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•

Mortgage- and Asset-Backed Securities Risk.    Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of

46

economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•

Passive Investment Risk.    Because BFA does not select individual companies in the underlying indexes for the Underlying Funds, the Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

•

REIT Investment Risk.    Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities. In addition, recently enacted tax legislation permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends, but does not permit a regulated investment company to pass through to its shareholders the special character of this income. Ordinary REIT dividends received by the Fund and distributed to the Fund’s shareholders also will generally not constitute “qualified dividend income.” Therefore, the tax rate applicable to that portion of the dividend income attributable to ordinary REIT dividends received by the Fund will be taxed at a higher rate than dividends eligible for special treatment.

•

Retirement Income Risk.     The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

•

Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Underlying Fund.

•

Small and Mid-Capitalization Company Risk.    Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

•

U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

•

U.S. Treasury Obligations Risk.    U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

The Fund must maintain cash balances to meet redemption requests which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 16.38%,

during the second quarter of 2009.

Worst quarter: -18.08%,

during the fourth quarter of 2008.

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Average Annual Total Returns (For the periods ended December 31, 2017)
LifePath 2030 Fund	1-Year	5-Year	10-Year
Class R-1	15.32%	7.19%	4.06%
Class R-2	15.37%	7.37%	4.24%
Class R-3	15.44%	7.65%	4.56%
Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	16.08%	8.39%	5.34%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	3.54%	2.10%	4.01%

The blended benchmark is a hypothetical representation of the performance of the LifePath 2030 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2030 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2030 Fund’s changing asset allocations over time. As of December 31, 2017, the following indexes are used to calculate the LifePath 2030 Fund’s custom benchmark: Bloomberg Barclays U.S. Aggregate Bond Index, Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex-U.S. IMI Index, Cohen & Steers Realty Majors Index and Bloomberg Barclays U.S. TIPS Index.

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The Fund is sub-advised by BFA.

Portfolio Managers of the LifePath 2030 Fund—

Name	Title	Length of Service
Alan Mason	Managing Director	Since 2009

Amy Whitelaw	Managing Director	Since 2010

Matthew O’Hara	Managing Director	Since 2016

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains. Taxes do not apply to Fund distributions of ordinary income or capital gains to tax-qualified retirement plans, but plan participants may be subject to taxes when they receive distributions from their tax-qualified retirement plans.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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STATE FARM LIFEPATH 2040 FUND

(RAUOX) (RAUTX) (RAUHX)

Investment Objective:    The investment objective of the State Farm LifePath 2040 Fund (the “LifePath 2040 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum account fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	0.26%	0.26%	0.26%
Distribution [and/or Service] (12b-1) fees	0.50%	0.30%	0.00%
Other Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees & Expenses(1)	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses	1.27%	1.07%	0.77%

(1)	“Acquired Fund Fees & Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees & Expenses.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$129	$403	$697	$1,534
R-2	$109	$340	$590	$1,306
R-3	$ 79	$246	$428	$ 954

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests its assets in a combination of equity (including real estate investment trusts) and bond exchange traded funds and a money market fund (the “Underlying Funds”) in proportion to the Fund’s own comprehensive investment strategy. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock Fund Advisors (“BFA”) serves as the sub-adviser to the Fund and selects investments for the Fund. BFA employs a multi-dimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations and expected returns. Certain Underlying Funds may invest in real estate investment trust (“REITs”), foreign securities, emerging markets securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

As of March 31, 2018, the Fund held approximately 89% of its assets in Underlying Funds that invest primarily in equity securities, 11% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As a stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in

49

the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the Underlying Funds in which the Fund invests.

•

Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

•

Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector, asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, asset class, country, region or group of countries. The Fund also is subject to concentration risk because the Fund invests in a relatively small number of Underlying Funds. As a result, the appreciation or depreciation of any one Underlying Fund held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of Underlying Funds.

•

Convertible Securities Risk.    The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

•	Debt Securities Risk. Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk and prepayment risk, among other things.

•

Interest Rate Risk.    The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including governmental policy, monetary policy, inflation expectations, perceptions of risk and supply and demand for bonds. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

•

Credit Risk.    Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

•	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

•

Prepayment Risk.    When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•	Income Risk. The Fund’s income may decline due to a decline in inflation, deflation or changes in inflation expectations.

•	Inflation Risk. The risk that the value of assets or income from an investment will be worth less in the future as inflation decreases the value of money.

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•	Derivatives Risk. The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

•

Volatility Risk.    Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

•	Counterparty Risk. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

•

Market and Liquidity Risk.    The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

•	Valuation Risk. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

•	Leverage Risk. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

•

Tax Risk.    Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

•

Regulatory Risk.    Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through 2020. In addition, regulations adopted by prudential regulators that will begin to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.

•

Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Securities Risk. Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.

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•

Investment Style Risk.    Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.

•

Investments in Exchange Traded Funds Risk.    The Fund will invest substantially all of its assets in Underlying Funds that are exchange traded funds (“ETFs”) that are advised by BFA or one of its affiliates, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The Fund’s net asset value (“NAV”) will change with changes in the value of the Underlying Funds. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds.

•	ETF-Specific Risk

•	Management Risk. If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

•

Passive Investment Risk.    ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

•

Representative Sampling Risk.    Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

•

Shares of an ETF May Trade at Prices Other Than Net Asset Value.    Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in Creation Units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

•

Tracking Error Risk.    Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

•

Junk Bonds Risk.    Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

•

Leverage Risk.    Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

•

Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•

Mortgage- and Asset-Backed Securities Risk.    Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of

52

economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•

Passive Investment Risk.    Because BFA does not select individual companies in the underlying indexes for the Underlying Funds, the Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

•

REIT Investment Risk.    Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities. In addition, recently enacted tax legislation permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends, but does not permit a regulated investment company to pass through to its shareholders the special character of this income. Ordinary REIT dividends received by the Fund and distributed to the Fund’s shareholders also will generally not constitute “qualified dividend income.” Therefore, the tax rate applicable to that portion of the dividend income attributable to ordinary REIT dividends received by the Fund will be taxed at a higher rate than dividends eligible for special treatment.

•

Retirement Income Risk.     The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

•

Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Underlying Fund.

•

Small and Mid-Capitalization Company Risk.    Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

•

U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

•

U.S. Treasury Obligations Risk.    U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

The Fund must maintain cash balances to meet redemption requests which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 18.75%,

during the second quarter of 2009.

Worst quarter: -20.92%,

during the fourth quarter of 2008.

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Average Annual Total Returns (For the periods ended December 31, 2017)
LifePath 2040 Fund	1-Year	5-Year	10-Year
Class R-1	18.85%	8.62%	4.27%
Class R-2	18.93%	8.80%	4.48%
Class R-3	18.93%	9.05%	4.87%
Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	19.62%	9.83%	5.65%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	3.54%	2.10%	4.01%

The blended benchmark is a hypothetical representation of the performance of the LifePath 2040 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2040 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2040 Fund’s changing asset allocations over time. As of December 31, 2017, the following indexes are used to calculate the LifePath 2040 Fund’s custom benchmark: Bloomberg Barclays U.S. Aggregate Bond Index, Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex-U.S. IMI Index, Cohen & Steers Realty Majors Index and Bloomberg Barclays U.S. TIPS Index.

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The Fund is sub-advised by BFA.

Portfolio Managers of the LifePath 2040 Fund—

Name	Title	Length of Service
Alan Mason	Managing Director	Since 2009

Amy Whitelaw	Managing Director	Since 2010

Matthew O’Hara	Managing Director	Since 2016

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains. Taxes do not apply to Fund distributions of ordinary income or capital gains to tax-qualified retirement plans, but plan participants may be subject to taxes when they receive distributions from their tax-qualified retirement plans.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

54

STATE FARM LIFEPATH 2050 FUND

(RAVRX) (RAVSX)

Investment Objective:    The investment objective of the State Farm LifePath 2050 Fund (the “LifePath 2050 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None
Maximum deferred sales charge (load)	None	None
Maximum account fee	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2
Management fees	0.26%	0.26%
Distribution [and/or Service] (12b-1) fees	0.50%	0.30%
Other Expenses	0.38%	0.38%
Acquired Fund Fees & Expenses(1)	0.17%	0.17%
Total Annual Fund Operating Expenses	1.31%	1.11%

(1)	“Acquired Fund Fees & Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees & Expenses.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$133	$415	$718	$1,579
R-2	$113	$353	$612	$1,352

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests its assets in a combination of equity (including real estate investment trusts) and bond exchange traded funds and a money market fund (the “Underlying Funds”) in proportion to the Fund’s own comprehensive investment strategy. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock Fund Advisors (“BFA”) serves as the sub-adviser to the Fund and selects investments for the Fund. BFA employs a multi-dimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations and expected returns. Certain Underlying Funds may invest in real estate investment trust (“REITs”), foreign securities, emerging markets securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

As of March 31, 2018, the Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities, 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As a stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in

55

the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the Underlying Funds in which the Fund invests.

•

Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

•

Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector, asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, asset class, country, region or group of countries. The Fund also is subject to concentration risk because the Fund invests in a relatively small number of Underlying Funds. As a result, the appreciation or depreciation of any one Underlying Fund held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of Underlying Funds.

•

Convertible Securities Risk.    The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

•	Debt Securities Risk. Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk and prepayment risk, among other things.

•

Interest Rate Risk.    The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including governmental policy, monetary policy, inflation expectations, perceptions of risk and supply and demand for bonds. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

•

Credit Risk.    Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

•	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

•

Prepayment Risk.    When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•	Income Risk. The Fund’s income may decline due to a decline in inflation, deflation or changes in inflation expectations.

•	Inflation Risk. The risk that the value of assets or income from an investment will be worth less in the future as inflation decreases the value of money.

56

•	Derivatives Risk. The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

•

Volatility Risk.    Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

•	Counterparty Risk. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

•

Market and Liquidity Risk.    The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

•	Valuation Risk. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

•	Leverage Risk. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

•

Tax Risk.    Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

•

Regulatory Risk.    Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through 2020. In addition, regulations adopted by prudential regulators that will begin to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.

•

Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Securities Risk. Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.

57

•

Investment Style Risk.    Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.

•

Investments in Exchange Traded Funds Risk.    The Fund will invest substantially all of its assets in Underlying Funds that are exchange traded funds (“ETFs”) that are advised by BFA or one of its affiliates, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The Fund’s net asset value (“NAV”) will change with changes in the value of the Underlying Funds. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds.

•	ETF-Specific Risk

•	Management Risk. If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

•

Passive Investment Risk.    ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

•

Representative Sampling Risk.    Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

•

Shares of an ETF May Trade at Prices Other Than Net Asset Value.    Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in Creation Units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

•

Tracking Error Risk.    Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

•

Junk Bonds Risk.    Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

•

Leverage Risk.    Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

•

Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•

Mortgage- and Asset-Backed Securities Risk.    Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of

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economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•

Passive Investment Risk.    Because BFA does not select individual companies in the underlying indexes for the Underlying Funds, the Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

•

REIT Investment Risk.    Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities. In addition, recently enacted tax legislation permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends, but does not permit a regulated investment company to pass through to its shareholders the special character of this income. Ordinary REIT dividends received by the Fund and distributed to the Fund’s shareholders also will generally not constitute “qualified dividend income.” Therefore, the tax rate applicable to that portion of the dividend income attributable to ordinary REIT dividends received by the Fund will be taxed at a higher rate than dividends eligible for special treatment.

•

Retirement Income Risk.    The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

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Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Underlying Fund.

•

Small and Mid-Capitalization Company Risk.    Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

•

U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

•

U.S. Treasury Obligations Risk.    U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

The Fund must maintain cash balances to meet redemption requests which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 20.73%,

during the second quarter of 2009.

Worst quarter: -16.98%,

during the third quarter of 2011.

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Average Annual Total Returns (For the periods ended December 31, 2017)
LifePath 2050 Fund	1-Year	5-Year	07/14/2008 to 12/31/2017
Class R-1	20.21%	9.46%	6.33%
Class R-2	20.24%	9.63%	6.51%
Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	21.16%	10.76%	7.90%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	10.94%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	3.54%	2.10%	4.05%

The blended benchmark is a hypothetical representation of the performance of the LifePath 2050 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2050 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2050 Fund’s changing asset allocations over time. As of December 31, 2017, the following indexes are used to calculate the LifePath 2050 Fund’s custom benchmark: Bloomberg Barclays U.S. Aggregate Bond Index, Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex-U.S. IMI Index and the Cohen & Steers Realty Majors Index.

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The Fund is sub-advised by BFA.

Portfolio Managers of the LifePath 2050 Fund—

Name	Title	Length of Service
Alan Mason	Managing Director	Since 2009

Amy Whitelaw	Managing Director	Since 2010

Matthew O’Hara	Managing Director	Since 2016

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains. Taxes do not apply to Fund distributions of ordinary income or capital gains to tax-qualified retirement plans, but plan participants may be subject to taxes when they receive distributions from their tax-qualified retirement plans.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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INVESTOR PROFILE

The Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, and the International Index Fund each invests a significant portion of its assets in equity securities, which represent an ownership interest in a business and the value of which fluctuates widely over short or even extended periods in response to company, market or economic news. These Funds are designed for investors with long-term investment objectives similar to those expressed by the applicable Fund.

You may want to invest in these Funds if you can tolerate the price fluctuations and volatility that are inherent in investing in a mutual fund that primarily invests in equity securities, want to diversify your investments, are seeking a growth investment as part of an asset allocation program or are investing for retirement or other goals that are many years in the future. You may not want to invest in these Funds if you are investing with a shorter investment time horizon in mind, are seeking income rather than capital appreciation or are uncomfortable with an investment whose value is likely to vary substantially.

You may want to invest in the Equity and Bond Fund and/or one or more LifePath Funds if you are seeking long-term growth potential and some current income, or if you are seeking the convenience of a balanced portfolio of stocks and bonds in a single investment. You may not want to invest in these Funds if you have a short-term investment horizon, want the greater growth potential of an investment entirely in equity securities or are unwilling to accept share price fluctuations.

You may want to invest in the Bond Fund if you are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Bond Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.

You should consider investing in the Money Market Fund if you are seeking stability of principal, are seeking an investment for the cash portion of an asset allocation plan or are looking for an investment with a lower degree of risk. You may not want to invest in the Money Market Fund if you are seeking and investment that is likely to significantly outpace inflation, are investing for retirement or other long-term goals, or are investing for growth or maximum current income.

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HOW THE FUNDS INVEST

Each Fund has its own investment objective. The Trust’s Board of Trustees may change these investment objectives without a vote of the Trust’s shareholders. A Fund will provide shareholders with at least 60 days prior notice of any change in an investment objective.

The following discussion provides additional information about how certain Funds invest. The first part of this discussion relates to how the Funds, other than the State Farm LifePath Funds, invest. The second part of the discussion relates to how the State Farm LifePath Funds invest.

How the State Farm non-LifePath Funds Invest

Under ordinary circumstances, each Fund is substantially fully invested. Except for the S&P 500 Index Fund, the Small Cap Index Fund and the International Index Fund (each an “Equity Index Fund” and together the “Equity Index Funds”) and the Money Market Fund, each Fund may take a temporary defensive position in attempting to respond to adverse market, economic, political or other conditions. If the Manager or sub-adviser to a Fund determines that market or economic conditions warrant a temporary defensive position, the Funds each manage (or the applicable portion of such Fund) may hold up to 100% of their assets in cash, cash equivalents or other temporary investments such as short-term government or corporate obligations. During those periods, a Fund’s assets may not be invested in accordance with its strategy and the Fund may not achieve its investment objective.

The Funds do not generally anticipate engaging in active and frequent trading of portfolio securities as a principal investment strategy or as a by-product of a principal investment strategy.

Equity Fund

Two different investment sub-advisers, Bridgeway and Westwood, select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund’s portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund’s portfolio are discussed separately below.

Bridgeway

Bridgeway primarily invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway defines “large stocks” as those whose market capitalization (stock market worth) falls within the range of the Russell 1000® Index, an unmanaged, market value weighted index, which measures performance of approximately 1,000 of the largest companies in the U.S. market with dividends reinvested. The Russell 1000 Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Growth stocks are those that Bridgeway believes have above average prospects for economic growth. Bridgeway selects stocks within the large-cap growth category for the Equity Fund using a statistically driven approach. Under normal circumstances, at least 80% of Bridgeway’s portion of the Equity Fund’s net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap growth category at the time of purchase.

Bridgeway may invest up to 10% of its segment of the Fund’s assets primarily in common stocks of foreign companies.

Westwood

Under normal market conditions, Westwood invests at least 80% of its portion of the Equity Fund (which includes, for purposes of this test, the amount of any borrowings for investment purposes) primarily in common stocks of large capitalization companies, including foreign companies. Westwood may invest its portion of the Equity Fund in securities of companies economically tied to emerging markets. Westwood invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Westwood defines large capitalization companies as those companies with market capitalizations generally greater than $5 billion at the time of purchase, while seasoned companies generally have been operating for at least three years.

In selecting securities, Westwood maintains a list of approved securities of issuers which it believes have proven records and potential for above-average earnings growth. Westwood considers purchasing a security on such list if Westwood’s forecast for growth rates and earnings for that issuer exceeds Wall Street expectations. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt to equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood has disciplines in place that serve as sell signals, such as a security reaching a pre-determined price target, and/or a fundamental change that negatively impacts the outlook and original investment thesis. The risk characteristics of Westwood’s portion of the Equity Fund, such as beta (a measure of volatility), are generally expected to be less than those of the S&P 500 Index, the Fund’s benchmark.

Both Bridgeway and Westwood may sell individual securities for several reasons including: the investment purpose of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Small/Mid Cap Equity Fund

SFIMC

SFIMC invests its portion of the Fund in shares of the iShares Core S&P Mid-Cap ETF.

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Bridgeway

Bridgeway primarily invests its segment of the Fund in a diversified portfolio of small capitalization stocks. Bridgeway defines “small stocks” as those whose market capitalization (stock market value) falls within the range of the Russell 2000 Index, an unmanaged, market value weighted index, which measures performance of approximately 2,000 companies that are between the 1,000th and 3,000th largest in the U.S. market with dividends reinvested. The Russell 2000 Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Bridgeway selects stocks using a statistically driven approach.

Bridgeway invests in small capitalization stocks in the “value” category, which it defines as those stocks that Bridgeway believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Under normal circumstances, at least 80% of Bridgeway’s portion of the Fund’s net assets (plus borrowings for investment purposes) is invested in stocks from among those in the small cap value category at the time of purchase. However, Bridgeway will not necessarily sell a stock if it “migrates” to a different category after purchase.

Bridgeway may invest up to 10% of its segment of the Fund’s portfolio primarily in common stocks of foreign companies.

Bridgeway may sell individual securities for several reasons including: the investment purpose for purchasing the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

International Equity Fund

Two different investment sub-advisers, Marsico and Northern Cross, select investments for the International Equity Fund. Marsico and Northern Cross each manage approximately one-half of the International Equity Fund’s portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund’s portfolio are discussed separately below.

Marsico

Marsico invests its portion of the International Equity Fund primarily in common stocks of foreign companies that it selects for their long-term growth potential. Marsico may invest its portion of the International Equity Fund in an unlimited number of companies of any size throughout the world, and normally invests in the securities of issuers that are economically tied to at least four different foreign countries. The Fund may invest in securities of companies economically tied to emerging markets. Some issuers of securities in the Fund’s portfolio may be based in or economically tied to the U.S. In selecting investments for the Fund, Marsico uses an approach that combines ‘top-down’ macro-economic analysis that focuses on broad financial and economic indicators with ‘bottom-up’ stock selection that initially focuses on individual stocks.

Marsico may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Northern Cross

Northern Cross invests its portion of the International Equity Fund in securities issued by foreign companies, which it believes have the potential for long term margin expansion. Northern Cross primarily focuses on common stocks priced cheaply relative to some financial measure of worth, such as ratios of price to earnings, price to sales or price to cash flow. Under normal market conditions, Northern Cross will invest its portion of the International Equity Fund in 60-80 companies with a diversified representation of sectors. In selecting securities for the International Equity Fund, Northern Cross gives careful consideration to currency, political stability and other effects of international investing.

Northern Cross may sell individual securities for several reasons including: full valuation of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

S&P 500 Index Fund

The S&P 500 Index Fund invests mostly in stocks, although it may invest in stock index futures contracts and options on futures contracts. By investing in substantially all of the stocks within its benchmark index, the S&P 500 Index Fund avoids the risk of individual stock selection and, instead, tries to match the performance of its benchmark index, whether the index goes up or down.

The S&P 500 Index Fund attempts to remain as fully invested as practicable in the stocks that are represented in its benchmark index. Under normal market conditions, the S&P 500 Index Fund seeks to invest at least 90% of its total assets in stocks that are represented in its benchmark index.

BFA does not manage the S&P 500 Index Fund according to traditional methods of “active” investment management, which involves buying and selling securities based on economic, financial and market analysis and investment judgment. Instead, BFA utilizes a “passive” or indexing investment approach for the S&P 500 Index Fund, attempting to approximate the investment performance of the S&P 500 Index. BFA selects stocks for the S&P 500 Index Fund so that the overall investment characteristics of the S&P 500 Index Fund (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures are similar to those of the S&P 500 Index.

From time to time, the portfolio composition of the S&P 500 Index Fund may be altered (or “rebalanced”) to reflect changes in the

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characteristics of the S&P 500 Index, with a view to bringing the performance and characteristics of the S&P 500 Index Fund more closely in line with that of the S&P 500 Index.

BFA attempts to track the performance of the S&P 500 Index Fund’s benchmark index, but there is no assurance that BFA will be successful. The degree to which the S&P 500 Index Fund fails to track the performance of its benchmark index is referred to as the “tracking error.” BFA expects that, over time, the tracking error of the S&P 500 Index Fund will be less than 5%. BFA monitors the tracking error of the S&P 500 Index Fund on an ongoing basis and seeks to minimize tracking error to the extent possible. There can be no assurance that the S&P 500 Index Fund will achieve any particular level of tracking error. For more information on this subject, see the discussion of “tracking error” in the Trust’s Statement of Additional Information (“SAI”).

Another reason why the performance of the S&P 500 Index Fund may not always equal the performance of its benchmark index is because the performance of its benchmark index does not take into account operating expenses of the S&P 500 Index Fund.

Small Cap Index Fund and International Index Fund

These Funds invest mostly in stocks. By investing in a broad range of stocks within each Fund’s benchmark index, the Small Cap Index Fund and the International Index Fund avoid the risk of individual stock selection and, instead, try to match the performance of each Fund’s benchmark index, whether the index goes up or down.

Each of the Small Cap Index Fund and the International Index Fund attempts to remain as fully invested as practicable in the stocks that are represented in each Fund’s benchmark index. Under normal operating conditions, each of the Small Cap Index Fund and the International Index Fund seeks to invest at least 90% of its net assets in stocks that are represented in the Fund’s benchmark index and will at all times invest a substantial portion of its total assets in such stocks.

The sub-adviser does not manage the Small Cap Index Fund and the International Index Fund according to traditional methods of “active” investment management, which involves buying and selling securities based on economic, financial and market analysis and investment judgment. Instead, the sub-adviser utilizes a “passive” or indexing investment approach for the Small Cap Index Fund and the International Index Fund, attempting to approximate the investment performance of each Fund’s benchmark index. The sub-adviser will buy and sell securities for the Small Cap Index Fund and the International Index Fund in response to changes in each Fund’s benchmark index. The sub-adviser selects stocks for the Small Cap Index Fund and the International Index Fund so that the overall investment characteristics of each Fund (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures are similar to those of each Fund’s benchmark index.

Neither the Small Cap Index Fund nor the International Index Fund generally hold all of the issues that comprise their respective benchmark index, due in part to the costs involved and, in certain instances, the potential illiquidity of certain securities. Instead, both the Small Cap Index Fund and the International Index Fund attempt to hold a representative sample of the securities in the appropriate benchmark index, which the sub-adviser will select utilizing certain modeling techniques. These modeling techniques may not be successful, and may result in the Small Cap Index Fund and the International Index Fund not tracking their respective indices with the same degree of accuracy that complete replication of the index would provide. As a result of these replication and optimization modeling techniques, the Small Cap Index Fund and the International Index Fund may not have the identical capitalization, industry and fundamental characteristics as their benchmark indices. Please refer to the Trust’s SAI for a more detailed discussion of the techniques that the sub-adviser employs in selecting the portfolio securities for these Funds.

From time to time, the portfolio composition of the Small Cap Index Fund and the International Index Fund may be altered (or “rebalanced”) to reflect changes in the characteristics of the applicable benchmark index or with a view to bringing the performance and characteristics of these Funds more closely in line with that of each Fund’s applicable benchmark index.

The sub-adviser attempts to track the performance of the Small Cap Index Fund’s and the International Index Fund’s benchmark indices, but there is no assurance that the sub-adviser will be successful. The degree to which the Small Cap Index Fund and the International Index Fund fail to track the performance of their benchmark indices is referred to as the “tracking error.” The sub-adviser expects that, over time, the tracking error of each of the Small Cap Index Fund and International Index Fund will be less than 5%. The sub-adviser monitors the tracking error of the Small Cap Index Fund and International Index Fund on an ongoing basis and seeks to minimize tracking error to the extent possible. There can be no assurance that the Small Cap Index Fund and the International Index Fund will achieve any particular level of tracking error. For more information on this subject, see the discussion of “tracking error” in the Trust’s SAI.

Another reason why the performance of the Small Cap Index Fund and the International Index Fund may not always equal the performance of its benchmark index is because the performance of the benchmark index does not take into account management fees or other expenses incurred by each Fund.

Equity and Bond Fund

The Equity and Bond Fund invests in shares of the Equity Fund and the Bond Fund. The Equity and Bond Fund may hold a portion of its assets in U.S. Government securities, short-term paper, or may invest in the Money Market Fund to provide flexibility in meeting redemptions, expenses, and the timing of new investments, and to serve as a short-term defense during periods of unusual volatility.

Bond Fund

The Bond Fund invests primarily in investment grade bonds (e.g., those bonds that S&P or Moody’s have rated within their respective four highest rating categories), and in the same types of securities as the Money Market Fund. Under normal circumstances,

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at least 80% of the Fund’s total assets will be invested in investment grade bonds or unrated debt securities that the Manager determines to be of equivalent quality. The Bond Fund may also invest in investment grade mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial or consumer loans originated by financial institutions.

The Bond Fund usually maintains a duration target of less than 7 years and does not actively manage the portfolio based upon predictions of interest rates. Duration is a measure of sensitivity of bond prices to interest rate movements. The longer the duration of a debt obligation, the more sensitive its value is to changes in interest rates.

In selecting bonds for the Fund, the Manager seeks to maximize current income while minimizing risk and volatility through prudent investment management. Accordingly, the Fund seeks to limit its exposure to very risky or speculative investments by investing primarily in investment grade bonds that offer the potential for attractive returns.

The Fund may also invest up to 20% of its assets in debt securities that S&P or Moody’s have rated lower than the four highest rating categories or comparable unrated debt securities. Bonds that are rated lower than BBB by S&P or Baa by Moody’s are often referred to as “junk bonds.” Rating agencies consider junk bonds to have varying degrees of speculative characteristics. Consequently, although they can be expected to provide higher yields, such securities may be subject to greater market value fluctuations and greater risk of loss of income and principal than lower-yielding, higher-rated fixed-income securities. For more information, see “Description of Bond Ratings” in Appendix A of the SAI.

Money Market Fund

Under normal conditions, the Fund invests its assets exclusively in:

•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities, and

•	cash

•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

The Fund is managed in the following manner:

•	The Fund seeks to maintain a NAV of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund seeks to invest in securities that present minimal credit risk.

The Fund intends to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended. “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully. Government money market funds are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the Trust’s Board of Trustees may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board of Trustees has not elected to do so at this time.

The Fund’s adviser seeks to develop an appropriate portfolio for the Fund by considering the differences in yields among securities of different maturities, market sectors and issuers.

More Information on Risk

Risk is inherent in all investing. Investing in a mutual fund - even the most conservative—involves risk, including the risk that you may receive little or no return on your investment or even that you may lose some or all of the money you invested. Before you invest, you should carefully consider the risks that you assume when you invest in the Funds. There may be other risks that are not listed herein that could cause the value of your investment in a Fund to decline and that could prevent a Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that a Fund may use. For additional information regarding the risks of investing in a Fund, please refer to the SAI. The discussion below provides additional information about the risks of investing in foreign securities and then provides information about other risks of the investing in the Funds.

Foreign Securities

Investments in foreign securities, including those of foreign governments, involve additional risks not normally present when investing in comparable domestic securities.

Some securities of foreign companies and governments may be traded in the U.S., such as American Depository Receipts (“ADRs”), but most are traded primarily in foreign markets. The risks of investing in foreign securities include:

Currency Risk.    For securities that are based in value on foreign currencies (including ADRs), a Fund must buy the local currency to buy a foreign security and sell the same local currency after it sells the security. Therefore, the value of that security to a Fund is affected by the value of the local currency relative to the U.S. currency. As a result, if the value of the local currency falls relative to U.S. currency, the value of that security falls, even if the security has not decreased in value in its home country.

Political and Economic Risk.    Foreign investments can be subject to greater political and economic risks. In some countries, there is the risk that the government may take over assets or operations of the company or impose taxes or place limits on the

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removal of assets that would adversely affect the value of the security. The possibility of default in foreign government securities, political or social instability or diplomatic developments generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries.

Regulatory Risk.    In many countries there is less publicly available information about issuers than is available for companies in the U.S. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to the U.S. companies. In many foreign countries there is less government supervision and regulation of business and industry practices, and it may be more difficult to obtain or enforce judgments against foreign entities.

Market Risks.    Foreign securities often trade with less frequency and volume than domestic securities and are therefore less liquid and more volatile than securities of comparable domestic issuers. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets.

Transaction Costs.    Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In addition, other costs, such as tax and custody costs, are generally higher than for domestic transactions.

Particular Risks for Developing Countries.    In general, the risks noted above are heightened for developing countries. In addition, certain developing countries have experienced substantial, and in some cases, rapidly fluctuating rates of inflation for a number of years. Inflation has, and may continue to have, a debilitating effect on the underlying economies of these countries. Many developing countries are heavily dependent on international trade and can be adversely affected by trade barriers and protectionist measures, as well as the depreciation or devaluation of their currencies.

Other Risks

Management Risk.    The non-LifePath Funds other than the Equity Index Funds are actively managed and could experience losses if the Manager or a sub-adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made by a Fund’s portfolio proved to be incorrect. There can be no guarantees that these techniques or the Manager or a sub-adviser’s investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Manager or a sub-adviser in connection with managing a Fund and also may adversely affect the ability of a Fund to achieve its investment goal.

Market Risk.    The Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund and indirectly the Equity and Bond Fund are subject to market risks associated with investments in common stocks. Stock prices may fluctuate widely over short or even extended periods in response to company, market or economic news. That is, securities or other investments may decline in value due to factors affecting individual issuers, securities markets generally or sectors within the securities markets. The value of a security may go up or down due to general market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. During a general downturn in the securities markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that securities or other investments held by a Fund will participate in or otherwise benefit from the advance.

Index Fund Risk.    An index fund has operating and other expenses, while an index does not. As a result, while an Equity Index Fund will attempt to track its benchmark index as closely as possible, it will tend to underperform the index to some degree over time. If an Equity Index Fund is properly correlated to its stated index, that fund will perform poorly when the index performs poorly.

Indexing Risk.    Each Equity Index Fund attempts to match the performance of a securities market index, but there is no guarantee that the Equity Index Fund will succeed in its attempt to match such performance.

Security Selection Risk.    Because securities market indices are developed by persons unrelated to an Equity Index Fund, the Manager or to an Equity Index Fund’s sub-adviser, an Equity Index Fund may hold stocks in companies that present risks that the Manager or the Equity Index Fund’s sub-adviser researching individual stocks might avoid.

Smaller Company Size Risk.    The Small/Mid Cap Equity Fund and Small Cap Index Fund’s investments in securities with market capitalizations of less than $5 billion presents risks that may be greater than investments in securities with market capitalization of greater than $5 billion. The securities of smaller capitalization companies are often more difficult to value, more difficult to obtain information about and more volatile than stocks of larger, more established companies. In addition, there may be no active trading for a Fund’s investments in smaller capitalization companies, which increases the risk that the Manager may have difficulty selling these types of securities held by the Small/Mid Cap Equity Fund and Small Cap Index Fund.

Credit Risk.    The investments of the Bond Fund and indirectly the Equity and Bond Fund are subject to credit risk—the risk that an issuer of a bond is unable to meet its obligation to make interest and principal payments when due.

Income Risk.    The investments of the Bond Fund and indirectly the Equity and Bond Fund are subject to income risk—the risk that the income from a Fund’s bond investments will decline. This risk applies when a Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Inflation Risk.    Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation

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decreases the value of money. As inflation increases, the value of a Fund’s assets can decline as can the value of the Fund’s distributions. Inflation risk applies particularly to fixed-income investments, like those of the Bond Fund and indirectly the Equity and Bond Fund.

Investment Company Securities Risk.    The Funds may invest in securities of other investment companies, including exchange traded funds (“ETFs”), open-end funds and closed-end funds. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Large Company Risk.    The Equity Fund, International Equity Fund, S&P 500 Index Fund, International Index Fund, Equity and Bond Fund, the Bond Fund and the Money Market Fund may invest in securities of large capitalization companies. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies. Typically, large-cap companies are established, well-known companies; some may be multinationals, which may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

Mid-Cap Company Risk.    The Small/Mid Cap Equity Fund may invest in mid-capitalization companies. Investments in securities of mid-cap companies may involve greater risk of loss than investing in larger, more established companies. Mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of mid-cap companies’ stock tend to fluctuate in value more than those of larger capitalization stocks.

Concentration Risk.    Each Equity Index Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) to approximately the same extent that the applicable index concentrates in a particular industry. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

Financial Sector Risk.    An Equity Index Fund may invest 25% or more of its net assets in securities issued by companies in the financial sector. The market value of securities of issuers in the financial sector can be affected by various factors, such as adverse regulatory or economic occurrences, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions could adversely impact the value of such institutions.

Securities Issued by U.S. Government Sponsored Entities.    The Bond Fund, and indirectly the Equity and Bond Fund, may invest in U.S. Government and agency obligations. A fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. Since that time, Fannie Mae and Freddie Mac have received significant capital support through Treasury preferred stock purchases as well as Treasury and Federal Reserve purchases of their mortgage backed securities. No assurance can be given that the Federal Reserve, Treasury, or FHFA initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue. In addition, Fannie Mae and Freddie Mac also are the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. Government reportedly is considering multiple options, ranging from nationalization, privatization, consolidation, or abolishment of the entities. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so.

As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Liquidity Risk.    Each non-LifePath Fund is subject to liquidity risk. The Manager may have difficulty selling securities a Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities. Changes in a security’s liquidity may result from political, economic or issuer specific events; supply/demand imbalances; changes in a specific market’s size or structure, including the number of participants; or overall market disruptions. Securities with reduced liquidity or that become illiquid may involve greater risk than securities with more liquid markets. Market prices or quotations for illiquid securities may be volatile, and there may be large spreads between bid and ask prices.

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Prepayment and Extension Risk.    The risk that homeowners or consumers may alter the pace of repayment on their mortgage or consumer loans, which may affect the yield of mortgage-or asset-backed securities that are backed by such loans.

Interest Rate Risk and Call Risk.    The Bond Fund and indirectly the Equity and Bond Fund are subject to interest rate risk and call risk. Interest rate risk is the risk that the bonds a fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, a Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including governmental policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. Changes in government monetary policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

High Yield/High Risk Securities (Junk Bonds).     These securities tend to offer higher yields than higher-rated securities of comparable maturities because the historical financial condition of the issuers of these securities is usually not as strong as that of other issuers.

High yield fixed-income securities usually present greater risk of loss of income and principal than higher-rated securities. For example, because investors generally perceive that there are greater risks associated with investing in medium- or lower-rated securities, the yields and price of such securities may tend to fluctuate more than those of higher-rated securities. Moreover, in the lower-quality segments of the fixed income securities market, changes in perception of the creditworthiness of individual issuers tend to occur more frequently and in a more pronounced manner than do changes in higher-quality segments of the fixed-income securities market. The yield and price of medium-to lower-rated securities therefore may experience greater volatility than is the case with higher-rated securities.

Under adverse market or economic conditions, the secondary market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Funds could find it more difficult to sell such securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower-rated securities therefore may be less than the prices used in calculating the Fund’s NAV.

Mortgage-Backed and Asset Backed Securities Risk.     Mortgage-backed and asset-backed securities are subject to prepayment risk, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund holding such securities would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities. Conversely, when interest rates rise, the value of mortgage-backed and asset backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of such securities, and cause their value to decline more than traditional fixed-income securities. See “Mortgage-Backed Securities” and “Asset-Backed Securities” in the Trust’s SAI.

Additionally, certain types of mortgage-backed and asset backed securities may experience significant valuation uncertainties, greater volatility, and significantly less liquidity due to the sharp rise of foreclosures on home loans secured by subprime mortgages. Subprime mortgages have a higher credit risk than prime mortgages, as the credit criteria for obtaining a subprime mortgage is more flexible than that used with prime borrowers. To the extent that a Fund invests in securities that are backed by pools of mortgage loans, the risk to the Fund may be significant. Additionally, if a Fund purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

How the State Farm LifePath Funds Invest

The LifePath Funds seek to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular investment time horizon. The LifePath Funds (other than the State Farm LifePath Retirement Fund) attempt to manage the investment risk in each strategy for investors whose time horizons correspond to the decade in the Fund’s name. For example, the State Farm LifePath 2020 Fund is designed for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2020. Similarly, the State Farm LifePath 2050 Fund is designed for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2050. The State Farm LifePath Retirement Fund is designed for investors who are currently withdrawing, or who plan to in the near future begin withdrawing, a substantial portion of their investment.

Under ordinary circumstances, each LifePath Fund is substantially fully invested.

The LifePath Investment Model

Each LifePath Fund seeks to achieve its objective through an investment strategy that relies on one of BlackRock’s proprietary investment models. BlackRock employs a proprietary investment model that analyzes securities market data, including risk, asset

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class correlations, and expected returns, to provide portfolio allocations among the asset classes offered through the Underlying Funds. The allocations are periodically monitored and rebalanced in an effort to maximize expected return for a given level of risk. In managing the LifePath Funds, BlackRock focuses on long-term targets and objectives. The progression over time of a LifePath Fund’s asset allocation to more conservative asset classes is a relatively steady process resulting in only gradual changes to the asset allocation from quarter to quarter. The LifePath Funds, through their investment in Underlying Funds, do not engage in active and frequent trading of portfolio securities as a principal investment strategy.

Under normal circumstances, the asset allocation of each LifePath Fund changes over time according to a predetermined “glide path” as the LifePath Fund approaches its target date indicated in its name. The glide path represents the shifting of asset classes over time. A LifePath Fund’s asset mix becomes more conservative—that is, it invests more of its assets in fixed income securities prior to retirement—as time elapses. This reflects the need for reduced investment risk as retirement approaches and the need for lower volatility of the LifePath Fund.

How It Works: Spending Your “Risk Budget” Wisely

One way to understand how the LifePath Funds adjust their asset allocation is to regard the statistically determined risk in each Fund as its “risk budget.” BlackRock’s analysis begins with a statistical determination of how much a hypothetical investor, with a given time horizon for investment, on average, can afford to lose. This tolerance for loss can be viewed as the Fund’s risk budget. This risk budget reflects BlackRock’s statistical determination of risk, and may not be appropriate to you in measuring the specific degree of risk you are willing to accept.

Different investment allocations can have the same risk of loss but with different expected returns. BlackRock seeks the Fund allocations that offer the highest expected return while keeping within a Fund’s statistically determined risk of loss.

Expected returns are not guaranteed returns. They are average projections based on comprehensive research and accepted principles of market behavior. Likewise, statistically determined risk covers the most likely scenarios, but it does not cover all possible losses.

Principal Investments:

The LifePath Funds, through their investment in the Underlying Funds, may invest in the following investments:

•	money market instruments

•	bonds

•	stocks, including:

•	stocks of the largest U.S. companies

•	stocks of all other publicly traded U.S. companies

•	stocks of issuers located outside the U.S., including those located in emerging markets

•	real estate investment trusts (“REITs”)

Within stocks and bonds are sub-categories of securities:

•	U.S. stocks can be separated according to the value of their outstanding stock (or capitalization), into large-cap, mid-cap and small-cap groupings.

•

Each of the stock capitalization categories can be separated according to their price-to-book ratios: the ratio of the value of a company’s traded stock to the book value of its plant, equipment and other tangible assets. The companies with the higher price-to-book ratios are considered growth stocks, and the companies with the lower price-to-book ratios are considered value stocks.

•

U.S. Government bonds, bonds issued by corporations, mortgage-backed securities, high yield bonds and foreign bonds form five separate sub-categories of bond investments. The first two sub-categories are further subdivided by maturity: long-term, intermediate-term and short-term.

•	Derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

While the model does not allocate among each of these sub-categories and the Underlying Funds do not generally correspond to the sub-categories, all of these sub-categories are or may be included within the various Underlying Funds.

The following table lists the Underlying Funds and the approximate asset allocations for each LifePath Fund as of March 31, 2018. BFA allocates each LifePath Fund’s assets among the Underlying Funds based on each Fund’s investment objective and policies. The asset allocation for each LifePath Fund will vary over time, and BFA is not required to invest any Fund’s assets in each of the Underlying Funds or in any particular percentage. BFA may add, eliminate or replace Underlying Funds at any time without notice to shareholders.

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UNDERLYING FUNDS (As of March 31, 2018)
	LifePath Retirement	LifePath 2020	LifePath 2030	LifePath 2040	LifePath 2050
CAPITAL GROWTH
iShares Russell 1000 ETF	22%	25%	36%	46%	49%
iShares Russell 2000 ETF	5%	4%	2%	1%	0%
iShares Cohen & Steers REIT ETF	1%	3%	8%	12%	14%
iShares Core MSCI Emerging Markets Fund ETF	3%	4%	6%	8%	9%
iShares MSCI Canada ETF	1%	1%	1%	2%	2%
iShares Core MSCI EAFE ETF	8%	10%	16%	21%	24%
CAPITAL GROWTH and INCOME
iShares Core US Aggregate Bond ETF	51%	46%	26%	9%	1%
iShares TIPS Bond ETF	9%	8%	4%	1%	—
State Street Institutional U.S. Government Money Market Fund	—	—	—	—	—

Note: The allocation percentages may not add to 100% due to rounding

Although each LifePath Fund’s target allocation may shift over time depending on market conditions, each LifePath Fund’s target asset allocation is expected to be 40% in Underlying Funds that invest primarily in equity and 60% in Underlying Funds that invest primarily in fixed income by its retirement date. The target allocation is the mix of asset classes within the LifePath Fund.

The following table illustrates each LifePath Fund’s target allocation among asset classes as of March 31, 2018:

	Equity Funds (includes REITs)	Bond Funds
LifePath Retirement Fund	40%	60%
LifePath 2020 Fund	47%	53%
LifePath 2030 Fund	70%	30%
LifePath 2040 Fund	90%	10%
LifePath 2050 Fund	99%	1%

Description of Underlying Funds

Each LifePath Fund may invest in some or all of the Underlying Funds described below at any given time. Please refer to the chart above for each LifePath Fund’s approximate target asset allocation as of March 31, 2018.

Each of the Underlying Funds that is an ETF seeks to reproduce index returns gross of management fees and other costs, and is not actively managed.

In managing the ETFs, BFA uses an indexing strategy called representative sampling. Representative sampling is investing in a representative sample of securities in the underlying index, which have a similar investment profile as the index. Securities selected under a representative sampling strategy are expected to have, in the aggregate, investment characteristics (based on market factors such as capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relative underlying index. Underlying Funds that use representative sampling may or may not hold all of the securities that are included in the relevant underlying index.

State Street Institutional U.S. Government Money Market Fund    seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value. The State Street Institutional U.S. Government Money Market Fund is a government money market fund and invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments. The Fund may hold a portion of its assets in cash pending investment, to satisfy redemption requests or to meet the Fund’s other cash management needs. The Fund invests in accordance with regulatory requirements applicable to money market funds.

iShares Russell 1000 ETF    seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities. The Fund seeks to track the investment results of the Russell 1000® Index (the “Underlying Index”), which measures the performance of the large- and mid-capitalization sectors of the U.S. equity market, as defined by FTSE Russell. As of March 31, 2017, the Underlying Index included issuers representing approximately 92% of the market capitalization of all publicly-traded U.S. equity securities. The Underlying Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,000 largest issuers in the Russell 3000 Index. As of March 31, 2017, the Underlying Index represented approximately 92.29% of the total market capitalization of the Russell 3000 Index. Total market capitalization reflects all equity shares outstanding, while total market value reflects float-adjusted capitalizations based on equity shares available for general investment. As of March 31, 2017, a significant portion of the Underlying Index is represented by securities of financials, information technology and technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares Russell 2000 ETF    seeks to track the investment results of an index composed of small-capitalization U.S. equities. The Fund seeks to track the investment results of the Russell 2000® Index (the “Underlying Index”), which measures the performance of

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the small-capitalization sector of the U.S. equity market. As of March 31, 2017, the Underlying Index included issuers representing approximately 8% of the total market capitalization of all publicly-traded U.S. equity securities. The Underlying Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. As of March 31, 2017, the Underlying Index represented approximately 7.71% of the total market capitalization of the Russell 3000 Index. Total market capitalization reflects all equity shares outstanding, while total market value reflects float-adjusted capitalizations based on equity shares available for general investment. As of March 31, 2017, a significant portion of the Underlying Index is represented by securities of financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares Cohen & Steers REIT ETF    seeks to track the investment results of an index composed of U.S. real estate investment trusts. The Fund seeks to track the investment results of the Cohen & Steers Realty Majors Index (the “Underlying Index”), which consists of REITs. The objective of the Underlying Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Underlying Index based on a review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Underlying Index must meet minimum market capitalization and trading volume requirements. The Underlying Index is weighted according to the total free float adjusted market value of each REIT’s outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the Underlying Index. Within the REIT market, the Underlying Index is diversified across property sectors that represent the current market. As of April 30, 2017, a significant portion of the Underlying Index is represented by REITs. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares MSCI Canada ETF    seeks to track the investment results of an index composed of Canadian equities. The Fund seeks to track the investment results of the MSCI Canada Custom Capped Index (the “Underlying Index”), which is designed to measure broad-based equity performance in Canada. The Underlying Index may include large-, mid- or small-capitalization companies. As of September 1, 2017, a significant portion of the Underlying Index is represented by securities of energy and financials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time. Prior to the selection of the Underlying Index on September 1, 2017, the Fund tracked the MSCI Canada Index.

iShares Core MSCI EAFE ETF    seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the U.S. and Canada. The Fund seeks to track the investment results of the MSCI EAFE IMI Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”) as an equity benchmark for international stock performance. The Underlying Index is designed to measure large-, mid- and small-capitalization equity market performance and includes stocks from Europe, Australasia and the Far East and, as of July 31, 2017, consisted of stocks from the following 21 developed market countries or regions: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As of July 31, 2017, a significant portion of the Underlying Index is represented by securities of financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries and/or countries, are likely to change over time.

iShares Core MSCI Emerging Markets ETF    seeks to track the investment results of an index composed of large-, mid- and small-capitalization emerging market equities. The Fund seeks to track the investment results of the MSCI Emerging Markets Investable Market Index (IMI) (the “Underlying Index”), which is designed to measure large-, mid- and small-cap equity market performance in the global emerging markets. As of August 31, 2017, the Underlying Index consisted of securities from the following 24 emerging market countries: Brazil, Chile, China, Colombia, Czechia, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. As of August 31, 2017, the Underlying Index was comprised of 2,675 constituents. As of August 31, 2017, a significant portion of the Underlying Index is represented by securities of financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries and/or countries, are likely to change over time.

iShares Core U.S. Aggregate Bond ETF    seeks to track the investment results of an index composed of the total U.S. investment-grade bond market. The Fund seeks to track the investment results of the Bloomberg Barclays U.S. Aggregate Bond Index (the “Underlying Index”), which measures the performance of the total U.S. investment-grade bond market. As of December 31, 2016, there were 10,170 issues in the Underlying Index. The Underlying Index includes investment-grade U.S. Treasury bonds, government-related bonds, corporate bonds, mortgage-backed pass-through securities (“MBS”), commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. As of December 31, 2016, a significant portion of the Underlying Index is represented by MBS and treasury securities, and securities of industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares TIPS Bond ETF    seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds. The Fund seeks to track the investment results of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the “Underlying Index”), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” TIPS are securities issued by

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the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the consumer price index (“CPI”), and TIPS’ principal payments are adjusted according to changes in the CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

Notes:

“Russell,” “Russell 1000® Index” and “Russell 2000® Index” are registered trademarks of FTSE Russell (“Russell”) and have been licensed for use for certain purposes by BlackRock Fund Advisors, or its affiliates. The Funds that are based on the Russell Indices are not sponsored, endorsed, sold or promoted by Russell, and Russell makes no representation regarding the advisability of investing in iShares.

“Cohen & Steers” and “Cohen & Steers Realty Majors Index” are trademarks of Cohen & Steers Capital Management, Inc. (“Cohen & Steers”) licensed for use for certain purposes by BlackRock Fund Advisors, or its affiliates. The iShares Cohen & Steers REIT ETF is not sponsored, endorsed, sold or promoted by Cohen & Steers, and Cohen & Steers makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

BLOOMBERG® is a trademark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark of Barclays Bank PLC (collectively with its affiliates, “Barclays”), used under license. “Bloomberg Barclays U.S. Aggregate Bond Index” is a trademark of Bloomberg and its licensors and has been licensed for use for certain purposes by BlackRock Fund Advisors or its affiliates. The Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund or the advisability of investing in securities generally or the ability of the underlying index to track corresponding or relative market performance.

“MSCI Canada IndexSM,” “MSCI EAFE® Index,” and “MSCI Emerging Markets IndexSM” are servicemarks of MSCI, and such marks have been licensed for use for certain purposes by BlackRock Fund Advisors, or its affiliates. The iShares MSCI Canada ETF, iShares MSCI EAFE ETF, and iShares MSCI Emerging Markets ETF are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI, and neither MSCI nor any other party makes any representation or warranty, express or implied, regarding the advisability of investing in the Funds.

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MANAGING THE INVESTMENTS OF THE FUNDS

Investment Adviser—All Funds

The Manager is the investment adviser, transfer agent and dividend disbursing agent for the Funds and for other mutual funds in the State Farm family of mutual funds. Subject to the supervision of the Board of Trustees of the Trust, the Manager is responsible for providing investment advisory and administrative services to the Funds, overseeing the day-to-day operations and business affairs of the Trust, and monitoring the performance of the sub-advisers to the Funds. The Manager’s principal office is located at One State Farm Plaza, Bloomington, Illinois 61710-0001. The Manager is wholly-owned by State Farm Mutual Automobile Insurance Company. The Manager has been providing investment advisory, administrative and transfer agency services to registered investment companies since 1967.

The Manager also provides all executive, administrative, clerical and other personnel necessary to operate the Trust and pays the salaries and other costs of employing all these persons. The Manager furnishes the Trust with office space, facilities, and equipment and pays the day-to-day expenses related to the operating and maintenance of such office space, facilities and equipment. Except for those expenses the Manager expressly assumes, including those noted above, each Fund otherwise pays for all of its own expenses. The Equity and Bond Fund, Bond Fund, and the Money Market Fund are each managed by a team of the Manager’s employees (each an “Advisory Team”). Each Advisory Team makes the investment decisions for these Funds, subject to the oversight of the Board of Trustees.

Investment Sub-Adviser—Certain Non-LifePath Funds

Bridgeway and Westwood are the co-investment sub-advisers to the Equity Fund. As investment sub-advisers, Bridgeway and Westwood make investment decisions for the Equity Fund, subject to the oversight of the Manager and the Board of Trustees. The Manager pays Bridgeway and Westwood for their services with the investment advisory and management fees the Manager receives from the Equity Fund.

Bridgeway is an investment sub-adviser to a portion of the Small/Mid Cap Equity Fund. As investment sub-adviser, Bridgeway makes investment decisions for a portion of the Small/Mid Cap Equity Fund, subject to the oversight of the Manager and the Board of Trustees. The Manager pays Bridgeway for its services with the investment advisory and management fees the Manager receives from the Small/Mid Cap Equity Fund.

Marsico and Northern Cross are the co-investment sub-advisers to the International Equity Fund. As investment sub-advisers, Marsico and Northern Cross make investment decisions for the International Equity Fund, subject to the oversight of the Manager and the Board of Trustees. The Manager pays Marsico and Northern Cross for their services with the investment advisory and management fees the Manager receives from the International Equity Fund.

BFA, a registered investment adviser that provides advisory services to registered investment companies, is the investment sub-adviser to the S&P 500 Index Fund, the Small Cap Index Fund and the International Index Fund, and as such, makes investment decisions for these Funds, subject to the oversight of the Manager and the Board of the Trust. The Manager pays BFA for its services with the investment advisory and management services fee the Manager receives from these Funds.

Investment Sub-Adviser—LifePath Funds

BFA serves as the investment sub-adviser to the LifePath Funds, which invest in a combination of the Underlying Funds. BFA or its affiliates generally serve as investment adviser to each of the Underlying Funds.

BFA uses teams of portfolio managers, investment strategists and other investment specialists (each a “Portfolio Management Team”) to manage each LifePath Fund. BFA employs a combination of proprietary investment management systems and procedures to validate the consistent application of its investment methods. This team approach to portfolio management brings together many disciplines and leverages BFA’s extensive resources. The members of the Portfolio Management Team for each LifePath Fund that have the most significant responsibility for the day-to-day management are listed below. The team members listed below act collaboratively with the other members of their Portfolio Management Team on all aspects concerning the LifePath Funds. Each member of a Portfolio Management Team, including the below-listed members, is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his or her Portfolio Management Team with more limited responsibilities. Each member of each Portfolio Management Team has appropriate limitations on his or her authority for risk management and compliance purposes.

BFA is located at 400 Howard Street, San Francisco, California 94105. It is an indirect wholly owned subsidiary of BlackRock, Inc. As of December 31, 2017, BFA and its affiliates provided investment advisory services for assets in excess of $6.288 trillion. BFA and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Underlying Funds invest.

Oversight of Sub-Advisers

The Trust and the Manager have obtained an exemptive order from the Securities and Exchange Commission that permits the Trust and the Manager to retain and remove sub-advisers and modify sub-advisory arrangements without shareholder approval. Under the exemptive order, the Manager may act as a “manager of managers” for the Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund, Bond Fund, Money Market Fund, LifePath Retirement

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Fund, LifePath 2020 Fund, LifePath 2030 Fund, LifePath 2040 Fund and the LifePath 2050 Fund. The Manager supervises sub-advisers to each Fund that has retained a sub-adviser and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) to recommend their hiring, termination and replacement.

Investment Sub-Advisers for the Equity Fund

The Manager has engaged Bridgeway and Westwood as the investment sub-advisers to provide day-to-day portfolio management for the Equity Fund.

Bridgeway is located at 20 Greenway Plaza, Suite 450, Houston, Texas 77046. Bridgeway was formed in 1993. Bridgeway is an investment management firm that uses a statistically driven approach to create investment portfolios for its institutional and mutual fund clients.

Westwood is located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201. Westwood was founded in 1983. Westwood is a fundamental investment management firm that employs a bottom-up, value-based stock selection strategy to construct portfolios designed to generate superior risk-adjusted returns for its institutional and mutual fund clients.

For more information regarding Bridgeway and Westwood, please read the sections entitled “Investment Advisory Agreements—Between the Manager and Bridgeway” and “Investment Advisory Agreement—Between the Manager and Westwood” in the Trust’s SAI.

Investment Sub-Adviser for the Small/Mid Cap Equity Fund

The Manager has engaged Bridgeway as an investment sub-adviser to provide day-to-day portfolio management for a portion of the Small/Mid Cap Equity Fund. Bridgeway is located at 20 Greenway Plaza, Suite 450, Houston, Texas 77046.

For more information regarding Bridgeway, please read the sections entitled “Investment Advisory Agreements—Between the Manager and Bridgeway” in the Trust’s SAI.

Investment Sub-Advisers for the International Equity Fund

The Manager has engaged Marsico and Northern Cross as the investment sub-advisers to provide day-to-day portfolio management for the International Equity Fund.

Marsico is located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico was organized in 1997. In addition to sub-advising a segment of the International Equity Fund, Marsico provides investment management services to other mutual funds and private accounts.

Northern Cross is located at 125 Summer Street, 14th Floor, Suite 1410, Boston, Massachusetts 02110. Northern Cross is an investment management firm specializing in international equity mandates. As of December 31, 2017, Northern Cross had $33.2 billion under management.

For more information regarding Marsico and Northern Cross, please read the sections entitled “Investment Advisory Agreements—Between the Manager and Marsico” and “Investment Advisory Agreement—Between the Manager and Northern Cross” in the Trust’s SAI.

Investment Sub-Adviser for the S&P 500 Index Fund, the Small Cap Index Fund, the International Index Fund and the LifePath Funds

The Manager has engaged BFA as the investment sub-adviser to provide day-to-day portfolio management for the S&P 500 Index Fund, the Small Cap Index Fund, the International Index Fund and the LifePath Funds.

For more information regarding BFA, please read the sections entitled “Investment Advisory Agreements—Between the Manager and BFA” in the Trust’s SAI.

Additional Expense Information

The Manager has agreed to reimburse a share class of each Fund if, and to the extent, that the total annual operating expenses of that share class exceed the percentage of average net assets indicated in the table below. The percentages in the table below assume current net operating expenses of the share class of the Fund as reflected in the Fund’s fee table in this prospectus, excluding Acquired Fund Fees and Expenses (if any) shown in the Fund’s fee table in this prospectus. With any increase or decrease in the percentage rate of the 12b-1 fee assessed for a share class of a Fund, the expense reimbursement threshold for that share class of the Fund will increase or decrease by a corresponding percentage rate amount. For instance, if the percentage rate of the 12b-1 fee assessed for a share class of a Fund increases 0.05%, the expense reimbursement threshold for that share class of the Fund similarly will increase by 0.05%.

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The Manager may not discontinue this agreement to reimburse the Funds before April 30, 2019, without the consent of the Trust’s Board of Trustees.

	Expense Reimbursement Threshold
Fund	Class R-1	Class R-2	Class R-3
Equity Fund	1.52%	1.32%	1.02%
Small/Mid Cap Equity Fund	1.43%	1.23%	0.93%
International Equity Fund	1.82%	1.62%	1.32%
S&P 500 Index Fund	1.02%	0.82%	0.52%
Small Cap Index Fund	1.05%	0.85%	0.55%
International Index Fund	1.17%	0.97%	0.67%
Equity and Bond Fund(1)	0.57%	0.37%	0.07%
Bond Fund	1.02%	0.82%	0.52%
Money Market Fund(2)	0.92%	0.72%	0.52%
State Farm LifePath Retirement Fund	1.18%	0.98%	0.68%
State Farm LifePath 2020 Fund	1.18%	0.98%	0.68%
State Farm LifePath 2030 Fund	1.18%	0.98%	0.68%
State Farm LifePath 2040 Fund	1.18%	0.98%	0.68%
State Farm LifePath 2050 Fund	1.18%	0.98%	N/A

(1)

The Manager has agreed not to be paid an investment advisory fee for performing services for the Equity and Bond Fund. Nevertheless, the Manager receives investment advisory fees for performing advisory services for the Funds in which the Equity and Bond Fund invest. The Manager has agreed to reimburse the Equity and Bond Fund for all expenses directly incurred by the Fund other than 12b-1 distribution fees, shareholder services fees directly incurred by the Fund and acquired fund fees and expenses. The Manager may not discontinue this agreement to reimburse the Equity and Bond Fund before April 30, 2019, without the consent of the Trust’s Board of Trustees.

(2)

The Manager and State Farm VP Management Corp. have agreed to waive all or a portion of their fees due from the Money Market Fund to prevent the Fund’s net yield from falling below zero. This expense reimbursement agreement is voluntary and may be eliminated by the Manager at any time.

Waiver of Rule 12b-1 Distribution Fees

Before April 1, 2017, State Farm VP Management Corp. Registered Representatives provided services to shareholders of State Farm Mutual Fund Trust (the “Trust”), including providing services to “Qualified Purchasers,” a term defined in this Prospectus that includes persons eligible to purchase shares offered in this Prospectus. The Trust includes 14 separate investment series offered in this Prospectus, each referred to as a “Fund” and collectively referred to as the “Funds.” State Farm VP Management Corp. paid its Registered Representatives for providing services to Qualified Purchasers before April 1, 2017. Effective April 1, 2017, State Farm VP Management Corp. terminated its Registered Representatives (although termination of their Registered Representative status did not impact their ability to sell and service State Farm’s traditional insurance products), and effective April 1, 2017 Qualified Purchasers may invest in Fund shares offered in this Prospectus by calling the Mutual Funds Response Center at 1-800-447-4930.

Effective April 1, 2017 and thereafter, State Farm VP Management Corp. will waive receipt of all Rule 12b-1 Distribution fees disclosed in this Prospectus, and no Rule 12b-1 Distribution fees will apply on or after April 1, 2017.

State Farm VP Management Corp. will discontinue waiving receipt of Rule 12b-1 Distribution fees if and when State Farm VP Management Corp. re-appoints its Registered Representatives who then resume their servicing roles with respect to Qualified Purchasers.

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Compensating the Manager for its Services

Each Fund (except the Equity and Bond Fund) pays the Manager an investment advisory and management services fee based upon that Fund’s average daily net assets. The fee is accrued daily and paid to the Manager monthly at the following annual rates:

Fund	Rate of Advisory Fee
Equity Fund	0.60% of average daily net assets
Small/Mid Cap Equity Fund	0.80% of average daily net assets
International Equity Fund	0.80% of average daily net assets
S&P 500 Index Fund	0.13% on the first $500 million, 0.12% on the next $250 million, 0.11% on the next $250 million, 0.085% on the next $2 billion, and 0.06% on amounts exceeding $3 billion of average daily net assets
Small Cap Index Fund	0.15% on the first $150 million, 0.13% on the next $850 million, 0.105% on the next $2 billion and 0.08% on amounts exceeding $3 billion of average daily net assets
International Index Fund	0.16% on the first $150 million, 0.14% on the next $850 million, 0.115% on the next $2 billion and 0.09% on amounts exceeding $3 billion of average daily net assets
Equity and Bond Fund	None
Bond Fund	0.10% of average daily net assets
Money Market Fund	0.10% of average daily net assets
State Farm LifePath Retirement Fund	0.28% on the first $5 billion, 0.24% on the next $10 billion and 0.21% on amounts exceeding $15 billion
State Farm LifePath 2020 Fund	0.28% on the first $5 billion, 0.24% on the next $10 billion and 0.21% on amounts exceeding $15 billion
State Farm LifePath 2030 Fund	0.28% on the first $5 billion, 0.24% on the next $10 billion and 0.21% on amounts exceeding $15 billion
State Farm LifePath 2040 Fund	0.28% on the first $5 billion, 0.24% on the next $10 billion and 0.21% on amounts exceeding $15 billion
State Farm LifePath 2050 Fund	0.28% on the first $5 billion, 0.24% on the next $10 billion and 0.21% on amounts exceeding $15 billion

The assets of the State Farm Variable Product Trust Large Cap Equity Index Fund are combined with the assets of the S&P 500 Index Fund for purposes of calculating the breakpoints in the schedule above. The assets of the State Farm Variable Product Trust Small Cap Equity Index Fund are combined with the assets of the Small Cap Index Fund for purposes of calculating the breakpoints in the schedule above. The assets of the State Farm Variable Product Trust International Equity Index Fund are combined with the assets of the International Index Fund for purposes of calculating the breakpoints in the schedule above. The assets of all of the LifePath Funds are aggregated for purposes of calculating the investment advisory and management services fee applicable to each LifePath Fund.

Compensating Bridgeway for its Services

The Manager pays Bridgeway for its services to the portion of the Equity Fund and the Small/Mid Cap Equity Fund that it manages at the rates shown in the tables below:

Equity Fund

On the first $50 million	0.50% of average daily net assets
$50 million to $100 million	0.45% of average daily net assets
$100 million to $200 million	0.40% of average daily net assets
Over $200 million	0.35% of average daily net assets

Small/Mid Cap Equity Fund

On the first $100 million	0.60% of average daily net assets
$100 million to $250 million	0.55% of average daily net assets
Over $250 million	0.50% of average daily net assets

Compensating Westwood for its Services

The Manager pays Westwood for its services to the portion of the Equity Fund that it manages at the rates shown in the table below:

Equity Fund

On the first $25 million	0.55% of average daily net assets
$25 million to $50 million	0.45% of average daily net assets
Over $50 million	0.30% of average daily net assets

Compensating Marsico for its Services

The Manager pays Marsico for its services to the portion of the International Equity Fund that it manages at the rates shown in the table below:

International Equity Fund

On the first $300 million	0.50% of average daily net assets
$300 million to $400 million	0.45% of average daily net assets
Over $400 million	0.40% of average daily net assets

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Compensating Northern Cross for its Services

The Manager pays Northern Cross for its services to the portion of the International Equity Fund it manages at the rates shown in the table below:

International Equity Fund

On the first $500 million	0.60% of average daily net assets
Over $500 million	0.55% of average daily net assets

Compensating BFA for its Services

The Manager pays BFA for its services to the S&P 500 Index Fund, the Small Cap Index Fund, the International Index Fund and the LifePath Funds at the rates shown in the tables below:

S&P 500 Index Fund

On the first $500 million	0.03% of average daily net assets
$500 million to $750 million	0.02% of average daily net assets
Over $750 million	0.01% of average daily net assets

In determining the application of these breakpoints, the assets of the S&P 500 Index Fund are combined with the assets of the Large Cap Equity Index Fund of State Farm Variable Product Trust, so long as BFA remains the sub-adviser to that Fund and to the S&P 500 Index Fund. If the fee for the S&P 500 Index Fund calculated for a fiscal quarter is less than $25,000, the Manager pays BFA a sub-advisory fee of $25,000 for that fiscal quarter.

Small Cap Index Fund

On the first $150 million	0.05% of average daily net assets
Over $150 million	0.03% of average daily net assets

In determining the application of these breakpoints, the assets of the Small Cap Index Fund shall be combined with the assets of the Small Cap Equity Index Fund of State Farm Variable Product Trust, so long as BFA remains the sub-adviser to each fund.

International Index Fund

On the first $150 million	0.06% of average daily net assets
Over $150 million	0.04% of average daily net assets

In determining the application of these breakpoints, the assets of the International Index Fund shall be combined with the assets of the International Equity Index Fund of State Farm Variable Product Trust, so long as BFA remains the sub-adviser to each fund.

State Farm LifePath Retirement Fund	0.03% on the first $5 billion, 0.02% on the next $10 billion and 0.01% on amounts exceeding $15 billion
State Farm LifePath 2020 Fund	0.03% on the first $5 billion, 0.02% on the next $10 billion and 0.01% on amounts exceeding $15 billion
State Farm LifePath 2030 Fund	0.03% on the first $5 billion, 0.02% on the next $10 billion and 0.01% on amounts exceeding $15 billion
State Farm LifePath 2040 Fund	0.03% on the first $5 billion, 0.02% on the next $10 billion and 0.01% on amounts exceeding $15 billion
State Farm LifePath 2050 Fund	0.03% on the first $5 billion, 0.02% on the next $10 billion and 0.01% on amounts exceeding $15 billion

The assets of all of the LifePath Funds are aggregated for purposes of calculating the sub-advisory fee payable by the Manager to BFA.

Approval of Investment Advisory and Investment Sub-Advisory Agreements

For information regarding the basis for the Board of Trustees approving the continuation of the investment advisory and investment sub-advisory agreements, please see the Trust’s semi-annual report for the six-month period ended June 30, 2017.

Portfolio Managers

The Funds are managed by portfolio management teams as described below. Each team makes advisory decisions for the applicable Fund, subject to the oversight of the Board of Trustees of the Trust.

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Equity Fund

The chart below indicates the name, title, and length of service of the persons associated with Bridgeway and Westwood who are primarily responsible for the day-to-day management for each respective sub-adviser’s segment of the Equity Fund’s portfolio, and each person’s business experience during the past five years:

Bridgeway Portfolio Managers
Portfolio Manager and Title with Bridgeway	Length of Service with Bridgeway	Business Experience During the past 5 years

John Montgomery, Chief Investment Officer, Portfolio Manager	24 years	Investment management, research and analysis

Elena Khoziaeva, CFA Portfolio Manager	18 years	Investment management, research and analysis

Michael Whipple, CFA Portfolio Manager	15 years	Investment management, research and analysis

Westwood Portfolio Managers
Portfolio Manager and Title with Westwood	Length of Service with Westwood	Business Experience During the past 5 years

Mark Freeman, CFA Chief Investment Officer	19 years	Portfolio manager of equity and fixed income securities

Scott Lawson, CFA Vice President and Senior Research Analyst	14 years	Portfolio manager of equity securities

Matt Lockridge Senior Vice President and Research Analyst	8 years	Portfolio manager of equity securities

Varun Singh, PhD, CFA Vice President and Senior Research Analyst	6 years	Portfolio manager of equity securities

Small/Mid Cap Equity Fund

The chart below indicates the name, title, and length of service of the persons associated with Bridgeway and SFIMC who are primarily responsible for the day-to-day management for Bridgeway and SFIMC’s segment of the Small/Mid Cap Equity Fund’s portfolio, and each person’s business experience during the past five years:

Bridgeway Portfolio Managers
Portfolio Manager and Title with Bridgeway	Length of Service with Bridgeway	Business Experience During the past 5 years

John Montgomery, Chief Investment Officer, Portfolio Manager	24 years	Investment management, research and analysis

Elena Khoziaeva, CFA Portfolio Manager	18 years	Investment management, research and analysis

Michael Whipple, CFA Portfolio Manager	15 years	Investment management, research and analysis

SFIMC Portfolio Managers
Portfolio Manager and Title with SFIMC	Length of Service with SFIMC	Business Experience During the Past 5 years

Scott Hintz, CFA Assistant Vice President—Investment Planning Services	Since June 2004	Investment Analysis, Oversight and Research

Corey Schieler, CFA Investment Planning Services Director	Since December 1997	Investment Analysis, Oversight and Research

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International Equity Fund

The chart below indicates the name, title, and length of service of the persons associated with Marsico and Northern Cross who are primarily responsible for the day-to-day management for each respective sub-adviser’s segment of the International Equity Fund’s portfolio, and each person’s business experience during the past five years:

Marsico Portfolio Managers
Portfolio Manager and Title with Marsico	Length of Service with Marsico	Business Experience During the past 5 years

Tom Marsico, Chief Investment Officer and Portfolio Manager	Since 1997	Portfolio manager of equity securities, research and analysis

Robert Susman, CFA Portfolio Manager	Since 2013	Research and analysis of equity securities

Northern Cross Portfolio Managers
Portfolio Manager and Title with Northern Cross	Length of Service with Northern Cross	Business Experience During the past 5 years

Howard Appleby, CFA, Principal	14 years	Portfolio manager of equity securities

James LaTorre, CFA, Principal	14 years	Portfolio manager of equity securities

Jean-Francois Ducrest, Principal	14 years	Portfolio manager of equity securities

S&P 500 Index Fund, Small Cap Index Fund and International Index Fund

Alan Mason, Greg Savage, CFA, Jennifer Hsui, CFA, Creighton Jue, CFA, and Rachel Aguirre are primarily responsible for the day-to-day management of the S&P 500 Index Fund, Small Cap Index Fund and International Index Fund. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his portfolio management team with more limited responsibilities, but each portfolio manager has appropriate limitations on his authority for risk management and compliance purposes.

Alan Mason is a managing director at BFA since 2009, and head of Americas Portfolio Engineering for the ETF and Index Equity, iShares Equity, Alternative Beta and Asset Allocation. Mr. Mason was previously a portfolio manager with Barclays Global Investors, N.A. and Barclays Global Fund Advisors from 1997-2009.

Greg Savage, CFA, is a managing director at BFA since 2010. Mr. Savage was previously a senior portfolio manager for Barclays Global Fund Advisors and Barclays Global Investors, N.A. from 2006 to 2009 and a portfolio manager for Barclays Global Fund Advisors and Barclays Global Investors, N.A. from 2001 to 2006.

Jennifer Hsui, CFA, has been a managing director at BFA since 2011 and was a director at BFA from 2009 to 2011. Ms. Hsui was previously a principal of Barclays Global Investors, N.A. from 2006 to 2009.

Creighton Jue, CFA, has been a managing director at BFA since 2011 and was a director at BFA from 2009 to 2011. Mr. Jue was previously a principal of Barclays Global Investors, N.A. from 2000 to 2009.

Rachel Aguirre has been a managing director at BFA since 2018, was a director at BFA from 2012 to 2017 and was a Vice President at BFA from 2009 to 2011. Ms. Aguirre was previously a principal and portfolio manager of Barclays Global Investors, N.A. from 2005 to 2009.

Each of Ms. Hsui, Mr. Jue and Ms. Aguirre has been one of the portfolio managers primarily responsible for the day-to-day management of the Equity Index Funds since May 2016.

Equity and Bond Fund

The Equity and Bond Fund invests in shares of the Equity Fund and the Bond Fund, and these underlying funds invest in either common stocks or bonds. Consequently, the Equity and Bond Fund has the same portfolio managers as the Equity Fund and as the Bond Fund. For a description of the portfolio managers of the Equity Fund and the portfolio managers of the Bond Fund, please see the separate descriptions for those Funds included in this prospectus.

Bond Fund

Mr. John Malito and Ms. Lisa Rogers are the portfolio managers responsible for the day-to-day management of the Bond Fund. Mr. Malito an Investment Professional—State Farm Mutual Automobile Insurance Company, and Ms. Rogers, an Investment Executive-State Farm Mutual Automobile Insurance Company, have been associated with the Bond Fund since 2016, and over the past five years Mr. Malito and Ms. Rogers have been involved in all

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aspects of managing fixed income portfolios for State Farm Mutual Automobile Insurance Company and its affiliated entities, including the investments of the Bond Fund.

Mr. John Malito and Ms. Lisa Rogers’ roles as portfolio managers to the Bond Fund include selecting fixed income securities for purchase and sale, conducting fixed income research and reviewing financial data and research reports.

LifePath Funds

Matthew O’Hara, Alan Mason and Amy Whitelaw (the “LifePath Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the LifePath Funds, and the LifePath Portfolio Managers act collaboratively on all aspects concerning these Funds. The day-to-day portfolio management activities include, but are not limited to, investing cash inflows; coordinating with members of their team to focus on certain asset classes; implementing investment strategy; researching, reviewing and amending investment strategy; and overseeing members of his or her portfolio management team with more limited responsibilities.

Mr. O’Hara has been employed by BFA as Managing Director since 2013 and as Director for the period 2009 to 2012. Mr. O’Hara is the global head of investment research for the Lifetime Asset Allocation Group. Mr. O’Hara has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Funds since November of 2016.

Mr. Mason has been employed by BFA as Managing Director since December 2009. Mr. Mason is responsible for multi-asset class solutions for institutional clients. Mr. Mason has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Funds since September 2009.

Ms. Whitelaw has been employed by BFA as Managing Director since 2013 and as Director for the period 2009 to 2012. Ms. Whitelaw has been Head of Defined Contributions Portfolio Management at BFA since December 2009. Ms. Whitelaw has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Funds since September 2010.

The SAI provides additional information about portfolio managers’ compensation, other accounts managed by the portfolio managers and portfolio managers’ ownership of securities in the Funds.

Legal Proceedings.    On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC (“BAL”), BlackRock Investment Management, LLC, and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the Investment Company Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees in the period beginning one year prior to the filing of the lawsuit and ending on the date of judgement, along with purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

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SHAREHOLDER INFORMATION

Who Can Purchase Shares?

Class R-1, R-2 and R-3 shares are available for purchase or exchange only by individuals or entities who:

•	Enter into a “Retirement Plan Recordkeeping Service Agreement” with the Manager’s contracted plan recordkeeper (the “Recordkeeper”), and who

•	Intend that the plan for which the Recordkeeper is providing administrative services will purchase Fund shares.

Individuals or entities who are eligible to purchase Class R-1, R-2 or R-3 shares are referred to in this prospectus as “Qualified Purchasers.” In this prospectus, a Qualified Purchaser is treated as holding all Fund shares allocated to participant accounts within the qualified retirement plan.

The Retirement Plan Recordkeeping Service Agreement requires the Recordkeeper to provide administrative and recordkeeping services to the Qualified Purchaser. In return for the Recordkeeper’s performing administrative and recordkeeping services to the Qualified Purchaser, the Manager and the Qualified Purchaser (or the plan sponsor, if the plan sponsor elects) pay fees to the Recordkeeper.

Except as described below for Class R-3 shares, a new Qualified Purchaser or a Qualified Purchaser with assets invested in Class R-1 shares with a fair market value of less than $500,000 may only purchase Class R-1 shares. If a new Qualified Purchaser is investing more than $500,000 in Fund shares, the Qualified Purchaser may purchase Class R-2 shares. If a new Qualified Purchaser is investing more than $3,000,000 in Fund shares, the Qualified Purchaser may purchase Class A shares, which are offered in a separate prospectus.

On a monthly basis, the aggregate fair market value of each Qualified Purchaser’s account invested in Class R-1 shares and Class R-2 shares will be evaluated to determine when that value exceeds $500,000 or $3,000,000, respectively. When the aggregate fair market value of Class R-1 shares held by a Qualified Purchaser exceeds $500,000, Class R-1 shares held by the Qualified Purchaser will convert to Class R-2 shares at the relative net asset value of each share class. When the aggregate fair market value of Class R-2 shares held by a Qualified Purchaser exceeds $3,000,000, Class R-2 shares held by the Qualified Purchaser will convert to Class A shares at the relative net asset value of each share class. Qualified Purchasers will be notified prior to the conversion of Class R-1 shares into Class R-2 shares and prior to the conversion of Class R-2 shares into Class A shares. After the conversion of Class R-1 to Class R-2 shares, the Qualified Purchaser may purchase Class R-2 shares. After the conversion of Class R-2 shares into Class A shares, the Qualified Purchaser may purchase Class A shares.

A Qualified Purchaser in some instances may hold a combination of Class R-1 or Class R-2 shares and Class R-3 shares. When this occurs, the value of Class R-3 shares will be combined with the value of either Class R-1 or Class R-2 shares for the purpose of determining the Qualified Purchaser’s eligibility to purchase another share class. For example, if a Qualified Purchaser holds Class R-1 shares valued at $400,000 and Class R-3 shares valued at $100,000, the Class R-1 shares will convert to Class R-2, and the Qualified Purchaser can purchase Class R-2 shares on a prospective basis.

Class R-3 shares are available to Qualified Purchasers that are sponsored by any of the following persons or for which any of the following persons is the administrator, trustee or fiduciary:

(i)	Current insurance agents of the State Farm Insurance Companies who are also registered representatives of State Farm VP Management Corp. (“Registered State Farm Agents”),

(ii)	Agency Sales Leaders (“SLs”),

(iii)	Family members of persons in categories (i) and (ii).

“Family member” is defined as:

•	Spouse,

•	Lineal ascendants including:

•	parents

•	grandparents

•	step-parents

•	step-grandparents

•	great grandparents

•	step-great grandparents

•	Lineal descendants including:

•	children

•	grandchildren

•	great grandchildren

•	step children

•	court appointed foster children

•	legally adopted children

•	step-grandchildren

•	step-great grandchildren

•	Lineal descendant’s spouse

•	Siblings

•	brother

•	sister

•	step-brother

•	step-sister

•	Sibling’s spouse

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Registered State Farm Agents and SLs who own (greater than 10%) or participate as an officer, director, or partner in a business that sponsors a Qualified Purchaser and the participants of that plan qualify to purchase Class R-3 shares for that plan. Family members (as defined above) of Registered State Farm Agents and SLs who own a sole proprietorship and who sponsor a Qualified Purchaser and the participants of that plan may purchase Class R-3 shares for that plan. Registered State Farm Agents and SLs and family members of such persons who are participants in a plan that is a Qualified Purchaser and who are investing in Fund shares may purchase Class R-3 shares to fund their individual accounts under that plan even if the entire plan does not qualify to purchase Class R-3 shares as described above.

Upon the Manager’s receipt of notification that a plan is a Qualified Purchaser eligible to purchase Class R-3 shares, each participant in that plan who wishes to purchase shares will be required to purchase Class R-3 shares. Likewise, once the Manager is notified that a plan participant is eligible to purchase Class R-3 shares and if the plan participant wishes to purchase Fund shares, he or she is required to purchase Class R-3 shares, even if the entire plan does not qualify to purchase Class R-3 shares.

Distribution and Shareholder Servicing Fees

Each Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), which provides that the Funds will pay a distribution fee for the sale and distribution of its shares. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Funds, other than the Money Market Fund, are subject to a distribution fee up to the following amounts per year calculated based on average daily net assets in the share class:

	Class R-1	Class R-2	Class R-3
12b-1 Distribution Fee	0.50%	0.30%	None

Classes R-1 and R-2 of the Money Market Fund are subject to a distribution fee up to 0.40% and 0.20% per year, respectively, of average daily net assets in the share class. No distribution fee applies to Class R-3 of the Money Market Fund. The Equity and Bond Fund does not pay a 12b-1 fee as a result of its investment in the Equity Fund and the Bond Fund. The distribution fee is payable to State Farm VP Management Corp. to reimburse it for services and expenses incurred in connection with the distribution of Fund shares, including unreimbursed expenses incurred in years prior to the year of payment. These expenses include payments to State Farm VP Management Corp. Registered Representatives, expenses of printing and distributing prospectuses to persons other than Fund shareholders, and expenses of preparing, printing and distributing advertising and sales literature.

Class R-1, R-2 and R-3 shares of each Fund currently pay a shareholder servicing fee of 0.32% per year of the average daily net assets of that Class to the Manager for maintaining shareholder accounts and records, answering questions regarding the Funds, assisting shareholders with transactions and such other services as the Trust may request. The shareholder services fee imposed on Class R-1, R-2 and R-3 shares of each Fund will decrease as the aggregate amount of assets invested in these three classes of shares exceed $1 billion. The Manager has contracted with the Recordkeeper to provide shareholder services, which include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders. The Manager and State Farm VP Management Corp. may profit from the shareholder servicing and 12b-1 fees.

Distribution Payments to State Farm

State Farm VP Management Corp., the principal underwriter and distributor of the shares of State Farm Mutual Fund Trust, may enter into Distribution & Marketing Support Agreements pursuant to which State Farm VP Management Corp. receives compensation from mutual fund sponsors or investment advisers for providing distribution services. For further details regarding Distribution & Marketing Support Agreements to which State Farm VP Management Corp. is a party, please see the Trust’s SAI.

Calculating Net Asset Value

The offering price of the shares of each Fund is its NAV. NAV is calculated by adding all of the assets of a Fund, subtracting the Fund’s liabilities, then dividing by the number of outstanding shares. A separate NAV is calculated for each class of each Fund. We calculate the NAV of the LifePath Funds based on the NAVs of the Underlying Funds. Each are calculated on the same day and determined as of 4:00 p.m. (Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business.

The NAV for each Fund is determined as of the time of the close of regular session trading on the NYSE (currently at 4:00 p.m., Eastern time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed. Each Fund values its assets at their current market value when market quotations are readily available. Securities for which readily available market quotations are not available, or for those quotations deemed not to be representative of market values, are valued by a method that the Board of Trustees believes will reflect a fair value. Fair value pricing typically is used when trading for a portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation or when a portfolio security has limited liquidity resulting in no market derived price. Securities also may be fair valued as a result of significant events that occur after the close of trading in markets within which the securities trade, but before the time at which the securities are valued for NAV calculation. Examples of significant events may include government action and acts of terrorism.

The intended effect of fair value pricing is to take into consideration all significant events, including those that have occurred between the time a security last traded and the time of NAV calculation, so that the NAV of a Fund fairly and accurately represents the value of the Fund’s holdings. Fair valuation may reduce the ability of a shareholder to take advantage of a lag between a significant change in the value of the Fund’s holdings and the reflection of that change in the Fund’s NAV.

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Money market securities, other than U.S. Treasury securities, that mature within 60 days or less are valued using the amortized cost method, unless the Board of Trustees determines that this does not represent fair value.

All investments by the International Equity Fund and International Index Fund are valued in U.S. dollars based on the then prevailing exchange rate. Because each of these international funds invest in securities that are listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the foreign securities owned by these Funds may change on days when you will not be able to purchase or redeem the shares. The Trust’s Board of Trustees has adopted procedures to value non-U.S. securities (“foreign securities”) held by the International Equity Fund and the International Index Fund. The procedures require foreign securities held by these two Funds to be fair valued in certain circumstances using prices provided by a third-party pricing service. The Manager fair values foreign securities held by these two Funds on valuation days when the closing prices for such securities are determined not to reflect the market value of such securities as of the time the Funds compute their NAVs. The Manager uses systematic and objective standards to determine when the closing prices of the foreign securities held by the International Equity Fund and the International Index Fund do not reflect the market value of such securities. Specific information about how the Funds value certain assets is set forth in the Statement of Additional Information.

How To Buy, Exchange or Redeem Shares

As a participant in a plan that is a Qualified Purchaser, you should refer to documents provided by your plan sponsor or administrator for information related to buying, exchanging or redeeming Fund shares. You may generally exchange shares of a Fund offered in this prospectus for shares of the same class of another Fund offered in this prospectus.

Purchase Blocking Policy.    The Funds reserve the right to reject any purchase order for any reason. The Funds are not designed to serve as a vehicle for frequent trading, including frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the Funds have determined could involve actual or potential harm to a Fund, may be rejected. Frequent trading of Fund shares may lead to increased costs to the Fund and less efficient management of the Fund’s portfolio, resulting in dilution of the value of the shares held by long term shareholders.

The Trust’s Board of Trustees has approved policies and procedures with respect to frequent purchases and redemptions of Fund shares. Under the Trust’s “Purchase Blocking Policy,” any shareholder or any beneficial shareholder (such as any plan participant in a qualified retirement plan owning Class R-1, R-2 or R-3 shares) redeeming shares (including redemptions that are part of an exchange transaction) having a value of $2,500 or more from a Fund (other than the Money Market Fund) will be precluded from investing in that Fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. The Funds will work with intermediaries such as the Recordkeeper to develop such procedures or other procedures that the Funds determine are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or one that achieves the objective of this policy.

Under the Funds’ purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

•	Systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;

•	Employer sponsored retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system; and

•

Purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

Notwithstanding the Funds’ purchase blocking policy, all transactions in Fund shares remain subject to the Funds’ right to restrict potentially abusive trading generally (including the types of transaction described above that will not be prevented or trigger a purchase block under the policy). For instance, each Fund reserves the right, in its sole discretion, to reject purchases when, in the judgment of the Manager, the purchase would not be in the best interest of the Fund.

The Trust has authorized the Recordkeeper and other organizations that the Recordkeeper designates as authorized agents (collectively “authorized agents”) to accept purchase, exchange and redemption orders on behalf of the Trust. An order received by an authorized agent in good order will be deemed to have been accepted by the Trust. In accordance with federal securities laws, when you buy, exchange or redeem shares through an authorized agent, you will pay or receive the Fund’s NAV per share next calculated after receipt and acceptance of the order by the authorized agent.

Anti-Money Laundering Compliance.    The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if you are not a U.S. resident or it does not contain your name, social security number, date of birth and permanent street address. This information may be compared to information obtained through third party sources where permitted by law. If we cannot verify this information your account may be restricted and/or closed. If at any time the Funds or an authorized agent believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds or an authorized agent also may be required to provide a

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governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds or an authorized agent to inform the shareholder that it has taken the actions described above. The Manager and State Farm VP Management Corp., the Trust’s distributor, implement the Funds’ anti-money laundering program and have appointed an anti-money laundering compliance officer.

You should review your quarterly statements thoroughly when received. The Recordkeeper employs reasonable procedures to ensure the proper and accurate execution of all transactions. In the event you believe a transaction has occurred on your account in error, you must notify the Recordkeeper via telephone or in writing within 30 days of receipt of your quarterly account statement of any error.

Account Closure

If you are a Qualified Purchaser who has terminated the Retirement Plan Recordkeeping Service Agreement with the Recordkeeper, and if you also are in an individual(k) plan with an account balance below $500, the Fund may redeem the shares in the account, send the proceeds to you at your address of record and close your account. The Manager may waive redemption and closure of an account under this policy, in its discretion.

Excessive Trading/Market Timing

The Manager believes that the Funds are appropriate for a long term investment by a shareholder who can accommodate short-term price volatility. The Funds may also be appropriate as a diversifier of other investments. The Funds are not an appropriate investment for short-term investors who desire to trade the Funds frequently in anticipation of, or reaction to, short term market price movement.

An investment strategy some investors follow is commonly referred to as market timing. The Trust defines market timing as transactions into or between mutual funds on a frequent, short term basis, in anticipation of short term movements of share prices within those mutual funds. This is not an investment strategy supported by the Trust. The Trust does not accommodate shareholders who want to engage in market timing. The Trust attempts to identify and discourage market timing. Do not invest with the Trust if you desire to follow a market timing strategy.

Certain Funds may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Fund invests a significant portion of its assets in foreign securities, the Fund may be more susceptible to a time zone arbitrage strategy in which an investor seeks to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market, but prior to the pricing of the Fund’s shares. A Fund that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to engaging in a time zone arbitrage strategy).

The Trust attempts to identify and discourage market timing because of the possible risks frequent purchases and redemptions present to shareholders and the portfolio management of the Funds. Market timing risks include the dilution in value of Fund shares held by the Fund’s other shareholders; interference with the efficient management of the Fund’s portfolio; and increased administrative costs for all Fund shareholders. The Board of Trustees for the Trust has adopted the following policies and procedures to discourage market timing:

•	Each Fund reserves the right to reject any purchase request, including exchanges from other Funds. A purchase request could be rejected due to its timing, amount or history of trading.

•	The documents provided by your plan sponsor or administrator may limit the number of times that you can exchange out of a Fund and into another Fund.

There is no guarantee that the Funds will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. We apply our market timing policies and procedures, including any and all restrictions, to all investors without special arrangement, waiver or exception. Because we cannot guarantee that our market timing policies and procedures will detect every market timer, investors bear the risk that frequent exchange or transfer activity may occur, resulting in dilution of the value of Fund shares, interference with efficient management of the Funds’ portfolios, and increases in brokerage and administrative costs to the Funds.

Certain shares of the Trust are held in omnibus accounts. When held in omnibus accounts, Trust shares are held in the name of an intermediary, such as a qualified retirement plan, on behalf of multiple beneficial owners, such as plan participants. With respect to Trust shares held in some omnibus accounts, the Trust is not able to identify trading by particular beneficial owners, which makes it difficult or impossible for the Trust to determine if a particular beneficial owner is engaged in frequent trading. The techniques used by the Trust and its intermediaries are not anticipated to identify all frequent trading by beneficial owners of Trust shares held in omnibus accounts. Therefore, the Trust’s market timing restrictions will not apply to all shares held in omnibus accounts.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures regarding the disclosure of each Fund’s portfolio securities is available in the Statement of Additional Information.

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FINANCIAL HIGHLIGHTS

State Farm Mutual Fund Trust (the “Trust”), Securities Act of 1933 Act registration file number 333-42004, included the Funds’ financial highlights on pages 194-223 of the Trust’s annual report for the period ending December 31, 2017. Those financial highlights are incorporated in this prospectus by reference.

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BUSINESS CONTINUITY PLAN DISCLOSURE FOR STATE FARM VP MANAGEMENT CORP.

State Farm VP Management Corp. has developed a Business Continuity Plan on how we will respond to events that significantly disrupt our business. Since the timing and impact of disasters and disruptions is unpredictable, we will have to be flexible in responding to actual events as they occur. With that in mind, we are providing you with this information on our business continuity plan.

Contacting Us—After a significant business disruption contact us as you usually do at 1-800-447-4930. Our plan is to have that number working as soon as possible after a disruption. You may also go to our web site at statefarm.com ®.

Our Business Continuity Plan—We plan to quickly recover and resume business operations as soon as possible after a significant business disruption and respond by safeguarding our employees and property, making a financial and operational assessment, protecting the firm’s books and records, and allowing our customers to transact business. In short, our business continuity plan is designed to permit our firm to resume operations as quickly as possible, given the scope and severity of the significant business disruption.

Our business continuity plan addresses: data back-up and recovery; all mission critical systems; financial and operational assessments; alternative communications with customers, employees, and regulators; alternate physical location of employees; critical supplier, contractor, bank and counter-party impact; regulatory reporting; and procedures to help ensure that our customers have prompt access to their funds and securities if we are unable to continue our business.

Our business continuity plan may be revised or amended. If changes are made, an updated summary will be promptly posted on our website (statefarm.com ® ) or you may obtain an updated summary by calling us at the number below and requesting that a written copy be mailed to you.

Varying Disruptions—Significant business disruptions can vary in their scope, such as only our firm, a single building housing our firm, the business district where our firm is located, the city where we are located, or the whole region. Within each of these areas, the severity of the disruption can also vary from minimal to severe. In a disruption to only our firm or a building housing our firm, we may transfer our operations to a local site when needed and expect to recover and resume business within 1 business day. In a disruption affecting our business district, city, or region, we will transfer our operations to a site outside of the affected area, and expect to recover and resume business within 3 business days. In either situation, we plan to continue in business, transfer operations if necessary, and notify you through our web site statefarm.com ®, or our customer number how to contact us. In the unlikely event that the significant business disruption is so severe that it prevents us from remaining in business, our plan provides procedures to help ensure that our customers have prompt access to their funds and securities.

In all of the situations described above, in light of the various types of disruptions that could take place and that every emergency poses unique problems, it may take longer to resume operations during any particular disruption. If you have questions about our business continuity planning, you can contact us at 1-800-447-4930.

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ADDITIONAL INFORMATION ABOUT THE FUNDS

State Farm Mutual Fund Trust (the “Trust”), Securities Act of 1933 Act registration file number 333-42004, included the Funds’ financial highlights on pages 194-223 of the Trust’s annual report for the period ending December 31, 2017. Those financial highlights are incorporated in this prospectus by reference. Additionally, you can obtain more information about the Trust’s investments and performance in its annual and semiannual reports to shareowners. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. You may also wish to read the Statement of Additional Information (SAI) for more information about the Funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated in this prospectus by reference.

You can obtain free copies of the Trust’s semi-annual and annual report and the SAI, request other information, and discuss your questions about the Funds by writing or calling:

State Farm Mutual Funds

P.O. Box 219548

Kansas City, MO 64121-9548

800-447-4930

The Trust also makes its SAI, semi-annual report and annual report available free of charge at its website, https://www.statefarm.com/finances/mutual-funds/manage-your-accounts/prospectuses-reports/

Public Information.    You can review and copy information about the Trust and each Fund, including the SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. You may obtain information on the operation of the public reference room by calling the Commission at 1-202-551-8090. Reports and other information about the Trust and the Funds also are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, 100 F Street, NE, Washington, D.C. 20549-1520.

For purposes of any electronic version of this prospectus, any URL is an inactive textual reference only. We have taken steps to ensure that all URLs in this prospectus were inactive at the time we created any electronic version of this prospectus.

Securities Investor Protection Corporation (SIPC).    You may obtain information about SIPC, including the SIPC brochure, at www.sipc.org or calling (202) 371-8300.

State Farm Mutual Funds® are offered by:

State Farm VP Management Corp.

One State Farm Plaza

Bloomington, Illinois 61710-0001

1-800-447-4930

www.statefarm.com

INVESTMENT CO. ACT FILE NO. 811-10027

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P.O. Box 219548 Kansas City, MO 64121-9548

120-6344.15-CH	Printed in U.S.A.

State Farm Mutual Fund Trust

Institutional Shares

•	State Farm Equity Fund (SLEIX)
•	State Farm Small/Mid Cap Equity Fund (SFEIX)
•	State Farm International Equity Fund (SFIIX)
•	State Farm S&P 500 Index Fund (SFXIX)
•	State Farm Small Cap Index Fund (SMIIX)
•	State Farm International Index Fund (SFFFX)
•	State Farm Equity and Bond Fund (SEBIX)
•	State Farm Bond Fund (SFBIX)
•	State Farm Money Market Fund (SAIXX)
•	State Farm LifePath® Retirement Fund (SLRIX)
•	State Farm LifePath 2020 Fund (SAWIX)
•	State Farm LifePath 2030 Fund (SAYIX)
•	State Farm LifePath 2040 Fund (SAUIX)

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

PROSPECTUS—May 1, 2018

INVESTMENTS, EXPENSES, STRATEGIES, RISKS AND PERFORMANCE

STATE FARM EQUITY FUND

(SLEIX)

Investment Objective:    The State Farm Equity Fund (the “Fund” or the “Equity Fund”) seeks long term growth of capital.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum account fee	None	*

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage

of the value of your investment)

Institutional
Management fees	0.60%
Distribution [and/or Service] (12b-1) fees	0.00%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	0.90%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Institutional	$92	$287	$498	$1,108

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”), select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund’s portfolio. State Farm Investment Management Corp. (the “Manager” or “SFIMC”) monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund’s portfolio are discussed separately below.

Bridgeway

Bridgeway primarily invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway defines “large stocks” as those whose market capitalization (stock market worth) falls within the range of the Russell 1000 Index, an unmanaged, market value weighted index, which measures performance of approximately 1,000 of the largest companies in the U.S. market with dividends reinvested. The Russell 1000® Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Growth stocks are those that Bridgeway believes have above average prospects for economic growth. Bridgeway selects stocks within the large-cap growth category for the Equity Fund using a statistically driven approach. Under normal circumstances, at least 80% of Bridgeway’s portion of the Equity Fund’s net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap growth category at the time of purchase.

Bridgeway may invest up to 10% of its segment of the Fund’s assets primarily in common stocks and depositary receipts of foreign companies.

Westwood

Under normal market conditions, Westwood invests at least 80% of its portion of the Equity Fund (which includes, for purposes of this test, the amount of any borrowings for investment purposes) primarily in common stocks of large capitalization companies, including foreign companies. Westwood may invest its portion of the Equity Fund in securities of companies economically tied to emerging markets. Westwood invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of

1

worth, such as the ratio of price to earnings, price to sales or price to cash flow. Westwood defines large capitalization companies as those companies with market capitalizations generally greater than $5 billion at the time of purchase, while seasoned companies generally have been operating for at least three years.

In selecting securities, Westwood maintains a list of approved securities of issuers which it believes have proven records and potential for above-average earnings growth. Westwood considers purchasing a security on such list if Westwood’s forecast for growth rates and earnings for that issuer exceeds Wall Street expectations. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt to equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood has disciplines in place that serve as sell signals, such as a security reaching a pre-determined price target, and/or a fundamental change that negatively impacts the outlook and original investment thesis. The risk characteristics of Westwood’s portion of the Equity Fund, such as beta (a measure of volatility), are generally expected to be less than those of the S&P 500 Index, the Fund’s benchmark.

Both Bridgeway and Westwood may sell individual securities for several reasons including: the investment purpose of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Equity Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

•

Equity Securities Risk.    Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Holders of common stock generally are subject to more risks than holders of preferred stock and debt securities because the status of common stockholders upon the bankruptcy of the issuer is subordinated to that of preferred stock and debt holders.

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 13.13%,

during the first quarter of 2012.

Worst quarter: -24.05%,

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on

2

Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.

Average Annual Total Returns (For the periods ended December 31, 2017)
Equity Fund	1-Year	5-Year	10-Year
Return Before Taxes—Institutional	23.94%	15.66%	6.77%
Return After Taxes on Distributions—Institutional	21.59%	14.36%	6.06%
Return After Taxes on Distributions and Sale of Fund Shares—Institutional	15.13%	12.46%	5.36%
S&P 500 Index (reflects no deduction for fees, expenses, and taxes)	21.83%	15.79%	8.50%

Fund Management

Investment Adviser—The investment adviser for the Fund is SFIMC.

Sub-Adviser—The Fund is sub-advised by Bridgeway and Westwood.

Portfolio Managers

	Name	Title	Length of Service
Bridgeway	John Montgomery	Chief Investment Officer, Portfolio Manager	Since 2008

	Elena Khoziaeva	Portfolio Manager	Since 2008

	Michael Whipple	Portfolio Manager	Since 2008

Westwood	Mark Freeman	Chief Investment Officer	Since 2008

	Matt Lockridge	Senior Vice President and Research Analyst	Since 2012

	Scott Lawson	Vice President and Senior Research Analyst	Since 2008

	Varun Singh	Vice President and Senior Research Analyst	Since 2013

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or automated clearing house (“ACH”) without an automatic investment plan (“AIP”)	$1,000 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$1,000 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

3

STATE FARM SMALL/MID CAP EQUITY FUND

(SFEIX)

Investment Objective:    The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund” or the “Fund”) seeks long-term growth of capital.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum account fee	None	*

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Management fees	0.80%
Distribution [and/or Service] (12b-1) fees	0.00%
Other Expenses	0.34%
Acquired Fund Fees & Expenses(1)	0.04%
Total Annual Fund Operating Expenses	1.18%
Less: Fee Waiver	-0.29%
Total Annual Fund Operating Expenses after Fee Waiver(2)	0.89%

(1)	“Acquired Fund Fees & Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees & Expenses.
(2)	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive 0.29% of management fees for each share class of the Small/Mid Cap Equity Fund. This fee waiver applies through April 30, 2019, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses after Fee Waiver in the first year, and the Total Annual Fund Operating Expenses for periods thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Institutional	$91	$346	$621	$1,406

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.

Principal Investment Strategies

The Manager has hired Bridgeway Capital Management, Inc. (“Bridgeway”) to select investments for approximately one-half of the Small/Mid Cap Equity Fund’s portfolio. The Manager monitors the performance of Bridgeway and the allocation of the Small/Mid Cap Equity Fund’s portfolio to Bridgeway. The Manager invests the other one-half of the Small/Mid Cap Equity Fund’s portfolio in shares of the iShares Core S&P Mid-Cap ETF, ticker symbol IJH, an exchange traded fund advised by BlackRock Fund Advisors (“BFA”). The iShares Core S&P Mid-Cap EFT seeks to track the investment results of the S&P Mid-Cap 400® (the “Underlying Index”). The Underlying Index measures the performance of the mid-capitalization sector of the U.S. equity market. The principal investment strategies employed by Bridgeway for its portion of the Small/Mid Cap Equity Fund’s portfolio and the principal investment strategies of BFA in managing the iShares Core S&P Mid-Cap ETF are discussed separately below.

Bridgeway

Bridgeway primarily invests its segment of the Fund in a diversified portfolio of small capitalization stocks. Bridgeway defines “small stocks” as those whose market capitalization (stock market value) falls within the range of the Russell 2000 Index, an

4

unmanaged, market value weighted index, which measures performance of approximately 2,000 companies that are between the 1,000th and 3,000th largest in the U.S. market with dividends reinvested. The Russell 2000 Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Bridgeway selects stocks using a statistically driven approach.

Bridgeway invests in small capitalization stocks in the “value” category, which it defines as those stocks that Bridgeway believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Under normal circumstances, at least 80% of Bridgeway’s portion of the Fund’s net assets (plus borrowings for investment purposes) is invested in stocks from among those in the small cap value category at the time of purchase. However, Bridgeway will not necessarily sell a stock if it “migrates” to a different category after purchase.

Bridgeway may invest up to 10% of its segment of the Fund’s portfolio primarily in common stocks and depositary receipts of foreign companies.

Bridgeway may sell individual securities for several reasons including: the investment purpose for purchasing the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

The Manager’s Investment of Fund Assets in the iShares Core S&P Mid-Cap ETF

The Manager invests approximately one-half of the Small/Mid Cap Equity Fund’s portfolio in shares of the iShares Core S&P Mid-Cap ETF. The following discussion relates to the principal investment strategies of the iShares Core S&P Mid-Cap ETF.

The iShares Core S&P Mid-Cap ETF seeks to track the investment results of the Underlying Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. As of March 30, 2018, the Underlying Index included approximately 6.23% of the market capitalization of all U.S. equity securities. As of March 30, 2018, the stocks in the Underlying Index have a market capitalization between $1.6 billion and $6.8 billion at time of entry, which may fluctuate depending on the overall level of the equity markets, and are selected for liquidity and industry group representation. The Underlying Index consists of stocks from a broad range of industries. Components primarily include financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

BFA uses a “passive” or indexing approach to try to achieve the iShares Core S&P Mid-Cap ETF’s investment objective. Unlike many investment companies, the iShares Core S&P Mid-Cap ETF does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the iShares Core S&P Mid-Cap ETF will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the iShares Core S&P Mid-Cap ETF. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The iShares Core S&P Mid-Cap ETF may or may not hold all of the securities in the Underlying Index.

The iShares Core S&P Mid-Cap ETF generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The iShares Core S&P Mid-Cap ETF may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the iShares Core S&P Mid-Cap ETF track the Underlying Index. The iShares Core S&P Mid-Cap ETF seeks to track the investment results of the Underlying Index before fees and expenses of the iShares Core S&P Mid-Cap ETF.

The iShares Core S&P Mid-Cap ETF may lend securities representing up to one-third of the value of the iShares Core S&P Mid-Cap ETF’s total assets (including the value of any collateral received).

The Underlying Index is a product of S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), which is independent of the iShares Core S&P Mid-Cap ETF and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Industry Concentration Policy.    The iShares Core S&P Mid-Cap ETF will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

Underlying Fund Risk.    Because it invests approximately 50% of its assets in the iShares Core S&P Mid-Cap ETF, the Fund’s

5

investment performance significantly depends on the investment performance of that underlying ETF. An investment in the Fund is subject to the risks associated with the iShares Core S&P Mid-Cap ETF. In particular, the Fund may be subject to the following risks as a result of its investment in the iShares Core S&P Mid-Cap ETF:

•

Asset Class Risk.    Securities and other assets in the Underlying Index or in the iShares Core S&P Mid-Cap ETF’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

•

Assets under Management (AUM) Risk.    From time to time, an Authorized Participant (as defined in the Creations and Redemptions section of the iShares Core S&P Mid-Cap ETF’s prospectus), a third party investor, the iShares Core S&P Mid-Cap ETF investment adviser or any affiliate of the iShares Core S&P Mid-Cap ETF investment adviser, or a fund may invest in the iShares Core S&P Mid-Cap ETF and hold its investment for a specific period of time in order to facilitate commencement of the iShares Core S&P Mid-Cap ETF’s operations or for the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the iShares Core S&P Mid-Cap ETF would be maintained at such levels, which could negatively impact the iShares Core S&P Mid-Cap ETF.

•

Authorized Participant Concentration Risk.    Only an Authorized Participant may engage in creation or redemption transactions directly with the iShares Core S&P Mid-Cap ETF. The iShares Core S&P Mid-Cap ETF has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the iShares Core S&P Mid-Cap ETF and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of iShares Core S&P Mid-Cap ETF Shares section of the iShares Core S&P Mid-Cap ETF’s Prospectus), iShares Core S&P Mid-Cap ETF shares may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.

•

Concentration Risk.    The iShares Core S&P Mid-Cap ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the iShares Core S&P Mid-Cap ETF’s investments more than the market as a whole, to the extent that the iShares Core S&P Mid-Cap ETF’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

•

Cyber Security Risk.    Failures or breaches of the electronic systems of the iShares Core S&P Mid-Cap ETF, the iShares Core S&P Mid-Cap ETF’s investment adviser, distributor, and other service providers, market makers, Authorized Participants or the issuers of securities in which the iShares Core S&P Mid-Cap ETF invests have the ability to cause disruptions and negatively impact the iShares Core S&P Mid-Cap ETF’s business operations, potentially resulting in financial losses to the iShares Core S&P Mid-Cap ETF and its shareholders. While the iShares Core S&P Mid-Cap ETF has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore the iShares Core S&P Mid-Cap ETF cannot control the cyber security plans and systems of the iShares Core S&P Mid-Cap ETF’s service providers, the Index Provider, market makers, Authorized Participants or issuers of securities in which the iShares Core S&P Mid-Cap ETF invests.

•

Index-Related Risk.    There is no guarantee that the iShares Core S&P Mid-Cap ETF will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the iShares Core S&P Mid-Cap ETF’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the iShares Core S&P Mid-Cap ETF and its shareholders.

•

Management Risk.    As the iShares Core S&P Mid-Cap ETF may not fully replicate the Underlying Index, and it is subject to the risk that the iShares Core S&P Mid-Cap ETF’s investment strategy may not produce the intended results.

•

Market Trading Risk.    The iShares Core S&P Mid-Cap ETF faces numerous market trading risks, including the potential lack of an active market for iShares Core S&P Mid-Cap ETF shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the iShares Core S&P Mid-Cap ETF’s shares trading at a premium or discount to net asset value.

•

Operational Risk.    The iShares Core S&P Mid-Cap ETF is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the iShares Core S&P Mid-Cap ETF’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The iShares Core S&P Mid-Cap ETF and its investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

•	Passive Investment Risk. The iShares Core S&P Mid-Cap ETF is not actively managed and generally does not attempt to take defensive positions under any market conditions, including declining markets.

•

Securities Lending Risk.    The iShares Core S&P Mid-Cap ETF may engage in securities lending. Securities lending involves the risk that the iShares Core S&P Mid-Cap ETF may lose money because the borrower of the loaned securities fails

6

to return the securities in a timely manner or at all. The iShares Core S&P Mid-Cap ETF could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the iShares Core S&P Mid-Cap ETF.

•

Tracking Error Risk.    Tracking error is the divergence of the iShares Core S&P Mid-Cap ETF’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the iShares Core S&P Mid-Cap ETF’s portfolio and those included in the Underlying Index, pricing differences (including differences between a security’s price at the local market close and the iShares Core S&P Mid-Cap ETF’s valuation of a security at the time of calculation of the iShares Core S&P Mid-Cap ETF’s NAV), transaction costs, the iShares Core S&P Mid-Cap ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the iShares Core S&P Mid-Cap ETF incurs fees and expenses, while the Underlying Index does not.

Fund Risk.    The Fund as a whole is subject to the following risks:

•

Equity Securities Risk.    Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Holders of common stock generally are subject to more risks than holders of preferred stock and debt securities because the status of common stockholders upon the bankruptcy of the issuer is subordinated to that of preferred stock and debt holders.

•

Financials Sector Risk.    Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber-attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

•

Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Industrials Sector Risk.    The industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

•

Information Technology Sector Risk.    Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

•

Issuer Risk.    Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Mid-Capitalization Companies Risk.    Investments and securities of mid-cap companies may involve greater risk of loss than investing in larger, more established companies. Mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently at a lower volume than more widely held securities. The prices of mid-cap companies’ stock tend to fluctuate in value more than those of larger capitalization stocks.

•

Risk of Investing in Developed Countries.    The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

•	Risk of Investing in the United States. The Fund has significant exposure to U.S. issuers. Certain changes in the U.S. economy, such as when the U.S. economy weakens or

7

when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

•

Smaller Company Size Risk.    The securities of smaller capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

•

Investment Company Securities Risk.    The Fund invests in securities of other open-end investment companies. The risks of investments in other investment companies typically reflect the risks of the types of securities in which those underlying funds invest. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. Prior to May 1, 2017, the portion of the Fund’s assets invested in the iShares Core S&P Mid-Cap ETF were invested directly in equity securities pursuant to a different investment strategy. The returns in the bar chart and table below show how the Fund performed using the previous investment strategy. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 18.88%,

during the second quarter of 2009.

Worst quarter: -29.64%,

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.

Average Annual Total Returns (For the periods ended December 31, 2017)
Small/Mid Cap Equity Fund	1-Year	5-Year	10-Year
Return Before Taxes—Institutional	11.71%	11.02%	5.18%
Return After Taxes on Distributions—Institutional	8.08%	8.96%	4.19%
Return After Taxes on Distributions and Sale of Fund Shares—Institutional	8.56%	8.46%	3.99%
Russell 2500 Index (reflects no deduction for fees, expenses, and taxes)	16.81%	14.33%	9.22%

8

Fund Management

Investment Adviser—The investment adviser for the Fund is SFIMC.

Sub-Adviser—Approximately 50% of the Fund’s portfolio is sub-advised by Bridgeway.

Portfolio Managers

	Name	Title	Length of Service
Bridgeway	John Montgomery	Chief Investment Officer, Portfolio Manager	Since 2006

	Elena Khoziaeva	Portfolio Manager	Since 2006

	Michael Whipple	Portfolio Manager	Since 2006

SFIMC	Scott Hintz	Assistant Vice President—Investment Planning Services	Since May 2017

	Corey Schieler	Investment Planning Services Director	Since May 2017

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or automated clearing house (“ACH”) without an automatic investment plan (“AIP”)	$1,000 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$1,000 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

9

STATE FARM INTERNATIONAL EQUITY FUND

(SFIIX)

Investment Objective:    The State Farm International Equity Fund (the “International Equity Fund” or the “Fund”) seeks long term growth of capital.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum account fee	None	*

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage

of the value of your investment)

Institutional
Management fees	0.80%
Distribution [and/or Service] (12b-1) fees	0.00%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.24%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Institutional	$126	$393	$681	$1,500

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

Two different investment sub-advisers, Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”), select investments for the International Equity Fund. Marsico and Northern Cross each manage approximately one-half of the International Equity Fund’s portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund’s portfolio are discussed separately below.

Marsico

Marsico invests its portion of the International Equity Fund primarily in common stocks of foreign companies that it selects for their long-term growth potential. Marsico may invest its portion of the International Equity Fund in an unlimited number of companies of any size throughout the world, and normally invests in the securities of issuers that are economically tied to at least four different foreign countries. The Fund may invest in securities of companies economically tied to emerging markets. Some issuers or securities in the Fund’s portfolio may be based in or economically tied to the U.S. In selecting investments for the Fund, Marsico uses an approach that combines ‘top-down’ macro-economic analysis that focuses on broad financial and economic indicators with ‘bottom-up’ stock selection that initially focuses on individual stocks.

Marsico may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Northern Cross

Northern Cross invests its portion of the International Equity Fund in securities issued by foreign companies, which it believes have the potential for long term margin expansion. Northern Cross primarily focuses on common stocks priced cheaply relative to some financial measure of worth, such as ratios of price to earnings, price to sales or price to cash flow. Under normal market conditions, Northern Cross will invest its portion of the International Equity Fund in 60-80 companies with a diversified representation of sectors. In selecting securities for the International Equity Fund, Northern Cross gives careful consideration to currency, political stability and other effects of international investing.

Northern Cross may sell individual securities for several reasons including: full valuation of the security has been achieved, fundamental deterioration of company prospects, or better

10

alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 25.39%,

during the second quarter of 2009.

Worst quarter: -23.58%,

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.

Average Annual Total Returns (For the periods ended December 31, 2017)
International Equity Fund	1-Year	5-Year	10-Year
Return Before Taxes—Institutional	33.79%	6.93%	1.53%
Return After Taxes on Distributions—Institutional	33.09%	6.78%	1.41%
Return After Taxes on Distributions and Sale of Fund Shares—Institutional	25.84%	5.53%	1.28%
MSCI ACWI ex.U.S. Index (reflects no deduction for fees, expenses, and taxes)	27.19%	6.80%	1.84%

11

Fund Management

Investment Adviser—The investment adviser for the Fund is SFIMC.

Sub-Adviser—The Fund is sub-advised by Marsico and Northern Cross.

Portfolio Managers

	Name	Title	Length of Service
Marsico	Tom Marsico	Chief Investment Officer and Portfolio Manager	Since 2017
	Robert Susman	Portfolio Manager	Since 2017

Northern Cross	Howard Appleby	Principal	Since 2008

	James LaTorre	Principal	Since 2008

	Jean-Francois Ducrest	Principal	Since 2008

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or automated clearing house (“ACH”) without an automatic investment plan (“AIP”)	$1,000 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$1,000 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

12

STATE FARM S&P 500 INDEX FUND

(SFXIX)

Investment Objective:    The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund” or the “Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum account fee	None	*

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage

of the value of your investment)

Institutional
Management fees	0.10%
Distribution [and/or Service] (12b-1) fees	0.00%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.39%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Institutional	$40	$125	$219	$493

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The S&P 500 Index Fund seeks to achieve investment performance that is similar to the S&P 500 Index (the Fund’s target benchmark). The S&P 500 Index is a widely used measure of large U.S. company stock performance. Standard & Poor’s (“S&P”) selects stocks for the S&P 500 Index based upon the following factors:

•	market value

•	industry group classification (so that the S&P 500 Index represents a broad range of industry segments within the U.S. economy)

•	trading activity, to ensure ample liquidity and efficient share pricing

•	fundamental analysis, to ensure that companies in the S&P 500 Index are stable

The S&P 500 Index Fund pursues its investment objective by:

•	investing in substantially all of the securities that make up the S&P 500 Index

•	investing in these securities in proportions that match, approximately, the weightings of the S&P 500 Index

Under normal operating conditions, the S&P 500 Index Fund seeks to invest at least 90% of its total assets in stocks that are represented in the S&P 500 Index.

BlackRock Fund Advisors (“BFA”), the sub-adviser to the Fund, may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

13

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Index Fund Risk.    An index fund has operating and other expenses, while an index does not. As a result, while the Fund will attempt to track its benchmark index as closely as possible, there is no guarantee that this Fund will succeed in its attempt, and it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, that fund will perform poorly when the index performs poorly.

•

Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Fund, State Farm Investment Management Corp. (“SFIMC” or the “Manager”) or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.

•

Concentration Risk.    The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) to approximately the same extent that the applicable index concentrates in a particular industry. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 15.78%,

during the second quarter of 2009.

Worst quarter: -22.04%,

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.

Average Annual Total Returns (For the periods ended December 31, 2017)
S&P 500 Index Fund	1-Year	5-Year	10-Year
Return Before Taxes—Institutional	21.34%	15.25%	8.00%
Return After Taxes on Distributions—Institutional	20.62%	14.73%	7.64%
Return After Taxes on Distributions and Sale of Fund Shares—Institutional	12.67%	12.23%	6.48%
S&P 500 Index (reflects no deduction for fees, expenses, and taxes)	21.83%	15.79%	8.50%

14

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The Fund is sub-advised by BFA.

Portfolio Managers of BFA—

Name	Title	Length of Service
Alan Mason	Managing Director	Since 2014

Greg Savage	Managing Director	Since 2012

Jennifer Hsui	Managing Director	Since 2016

Creighton Jue	Managing Director	Since 2016

Rachel Aguirre	Director	Since 2016

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or automated clearing house (“ACH”) without an automatic investment plan (“AIP”)	$1,000 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$1,000 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

15

STATE FARM SMALL CAP INDEX FUND

(SMIIX)

Investment Objective:    The State Farm Small Cap Index Fund (the “Small Cap Index Fund” or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Small Stock Index.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum account fee	None	*

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage

of the value of your investment)

Institutional
Management fees	0.13%
Distribution [and/or Service] (12b-1) fees	0.00%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.47%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Institutional	$48	$151	$263	$591

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in stocks of companies that are included in the Russell 2000 Small Stock Index (the “Russell 2000 Index”) in a manner that is expected to approximate the performance of the Russell 2000 Index, the benchmark index. The Russell 2000 Index is an index of 2,000 small companies that is created by taking the largest 3,000 companies traded in the U.S. and eliminating the largest 1,000 of these companies. Under normal operating conditions, the Fund seeks to invest at least 90% of its net assets in stocks that are represented in the Russell 2000 Index and will at all times invest a substantial portion of its total assets in such stocks. The Fund will invest in stocks that are represented in the Russell 2000 Index in weights that approximate the relative composition of the securities contained in the index.

The sub-adviser to the Fund may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Smaller Company Size Risk.    The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund’s investments may not be

16

actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

•

Index Fund Risk.    An index fund has operating and other expenses, while an index does not. As a result, while the Fund will attempt to track its benchmark index as closely as possible, there is no guarantee that this Fund will succeed in its attempt, and it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, that fund will perform poorly when the index performs poorly.

•

Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Fund, the Manager or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.

•

Financial Sector Risk.    The Fund may invest 25% or more of its net assets in securities issued by companies in the financial sector. The market value of securities of issuers in the financial sector can be affected by various factors, such as adverse regulatory or economic occurrences, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions could adversely impact the value of such institutions.

•

Concentration Risk.     The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) to approximately the same extent that the applicable index concentrates in a particular industry. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 20.49%,

during the second quarter of 2009.

Worst quarter: -26.15%,

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.

Average Annual Total Returns (For the periods ended December 31, 2017)
Small Cap Index Fund	1-Year	5-Year	10-Year
Return Before Taxes—Institutional	14.18%	13.45%	8.03%
Return After Taxes on Distributions—Institutional	12.44%	12.00%	7.19%
Return After Taxes on Distributions and Sale of Fund Shares—Institutional	9.28%	10.58%	6.47%
Russell 2000 Index (reflects no deduction for fees, expenses, and taxes)	14.65%	14.12%	8.71%

17

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The Fund is sub-advised by BlackRock Fund Advisors (“BFA”).

Portfolio Managers of BFA—

Name	Title	Length of Service
Alan Mason	Managing Director	Since 2014

Greg Savage	Managing Director	Since 2012

Jennifer Hsui	Managing Director	Since 2016

Creighton Jue	Managing Director	Since 2016

Rachel Aguirre	Director	Since 2016

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or automated clearing house (“ACH”) without an automatic investment plan (“AIP”)	$1,000 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$1,000 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

18

STATE FARM INTERNATIONAL INDEX FUND

(SFFFX)

Investment Objective:    The State Farm International Index Fund (the “International Index Fund” or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the MSCI Europe, Australasia, and Far East Free Index (“EAFE Free Index”).

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum account fee	None	*

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage

of the value of your investment)

Institutional
Management fees	0.15%
Distribution [and/or Service] (12b-1) fees	0.00%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.59%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Institutional	$60	$189	$329	$738

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in stocks of companies that are included in the EAFE Free Index in a manner that is expected to approximate the performance of the EAFE Free Index, the benchmark index. The EAFE Free Index is a capitalization-weighted index that currently includes stocks of companies located in 15 European countries, Australia, Israel, New Zealand, Hong Kong, Japan and Singapore. Under normal operating conditions, the Fund seeks to invest at least 90% of its net assets in stocks that are represented in the EAFE Free Index and will at all times invest a substantial portion of its total assets in such stocks. The Fund will invest in stocks that are represented in the EAFE Free Index in weights that approximate the relative composition of the securities contained in the index.

The sub-adviser to the Fund may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in

19

currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Index Fund Risk.    An index fund has operating and other expenses, while an index does not. As a result, while the Fund will attempt to track its benchmark index as closely as possible, there is no guarantee that this Fund will succeed in its attempt, and it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, that fund will perform poorly when the index performs poorly.

•

Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Fund, the Manager or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.

•

Concentration Risk.    The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) to approximately the same extent that the applicable index concentrates in a particular industry. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 25.32%,

during the second quarter of 2009.

Worst quarter: -20.25%,

during the third quarter of 2011.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.

Average Annual Total Returns (For the periods ended December 31, 2017)
International Index Fund	1-Year	5-Year	10-Year
Return Before Taxes—Institutional	25.04%	7.00%	1.31%
Return After Taxes on Distributions—Institutional	24.48%	6.56%	1.04%
Return After Taxes on Distributions and Sale of Fund Shares—Institutional	14.92%	5.57%	1.17%
EAFE Free Index (reflects no deduction for fees, expenses, and taxes)	25.03%	7.90%	1.94%

20

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The Fund is sub-advised by BlackRock Fund Advisors (“BFA”).

Portfolio Managers of BFA—

Name	Title	Length of Service
Alan Mason	Managing Director	Since 2016

Greg Savage	Managing Director	Since 2016

Jennifer Hsui	Managing Director	Since 2016

Creighton Jue	Managing Director	Since 2016

Rachel Aguirre	Director	Since 2016

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or automated clearing house (“ACH”) without an automatic investment plan (“AIP”)	$1,000 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$1,000 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

21

STATE FARM EQUITY AND BOND FUND

(SEBIX)

Investment Objective:    The State Farm Equity and Bond Fund (the “Equity and Bond Fund” or the “Fund”) seeks long term growth of principal while providing some current income.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum account fee	None	*

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage

of the value of your investment)

Institutional
Management fees	0.00%
Distribution [and/or Service] (12b-1) fees	0.00%
Other Expenses	0.09%
Acquired Fund Fees & Expenses(1)	0.70%
Total Annual Fund Operating Expenses	0.79%
Less: Fee Waiver	-0.09%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.70%

(1)	“Acquired Fund Fees & Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees & Expenses.
(2)	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to reimburse the Fund for expenses the Fund pays. The reimbursement is in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified level for each share class. This fee waiver applies through April 30, 2019, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver in the first year, and the Total Annual Fund Operating Expenses for periods thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Institutional	$72	$243	$430	$970

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The Equity and Bond Fund invests all of its assets in shares of the State Farm Equity Fund and the State Farm Bond Fund, two other funds of State Farm Mutual Fund Trust. Generally, the Equity and Bond Fund attempts to maintain approximately 60% of its net assets in shares of the State Farm Equity Fund and approximately 40% of its net assets in shares of the State Farm Bond Fund. The Equity and Bond Fund never invests more than 75% of its net assets in either underlying Fund.

Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”), select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund’s portfolio.

Bridgeway primarily invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway selects stocks within the large-cap growth category for the Equity Fund using a statistically driven approach.

Westwood primarily invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses

22

those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow.

The Manager selects investments for the Bond Fund. The Bond Fund is invested primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that the Manager has determined to be of comparable quality. A bond is investment grade if Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as “junk bonds.”

In making investment decisions on specific securities for the Bond Fund, the Manager looks for companies with one or more of the following characteristics:

•	Strong cash flow and a recurring revenue stream

•	A strong industry position

•	A strong financial position

•	Strong management with a clearly defined strategy

•	Capability to develop new or superior products or services

The Manager, Bridgeway, and Westwood may sell individual securities in the underlying funds for several reasons including: the investment purpose of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk.    The assessment by a fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Interest Rate Risk and Call Risk.    The risk that the bonds a fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•

Prepayment and Extension Risk.    The risk that homeowners or consumers may alter the pace of repayment on their mortgage or consumer loans, which may affect the yield of mortgage-or asset-backed securities that are backed by such loans.

•

Credit Risk.    The risk that a bond issuer fails to make principal or interest payments when due to a fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater risk than U.S. Government bonds.

•	Inflation Risk. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

•

Liquidity Risk.    The investment adviser or sub-adviser to a fund may have difficulty selling securities a fund holds at the time it would like to sell, and at the value a fund has placed on those securities.

•

Income Risk.    The risk that the income from the bonds a fund holds will decline. This risk applies when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

•

Investment Company Securities Risk.    The Fund invests in securities of other open-end investment companies. The risks of investment in other investment companies typically reflect the risks of the types of securities in which those underlying funds invest. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

An investment in this Fund may be appropriate for you if you are seeking long term growth potential and some current income, or if you are seeking the convenience of a balanced portfolio of stocks and bonds in a single investment. You may not want to invest in this

23

Fund if you have a short term investment horizon, want the greater growth potential of an investment entirely in equity securities or are unwilling to accept share price fluctuation.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 8.59%,

during the second quarter of 2009.

Worst quarter: -13.75%,

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.

Average Annual Total Returns (For the periods ended December 31, 2017)
Equity and Bond Fund	1-Year	5-Year	10-Year
Return Before Taxes—Institutional	15.33%	10.24%	6.03%
Return After Taxes on Distributions—Institutional	13.74%	9.26%	5.12%
Return After Taxes on Distributions and Sale of Fund Shares—Institutional	9.51%	7.85%	4.51%
S&P 500 Index (reflects no deduction for fees, expenses, and taxes)	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)	3.54%	2.10%	4.01%
Blended Benchmark (reflects no deduction for fees, expenses, and taxes)	14.21%	10.13%	6.93%

SFIMC computes the Blended Benchmark using 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The equity portion of the Fund is sub-advised by Bridgeway and Westwood.

Portfolio Managers—

	Name	Title	Length of Service
Bridgeway	John Montgomery	Chief Investment Officer, Portfolio Manager	Since 2008

	Elena Khoziaeva	Portfolio Manager	Since 2008

	Michael Whipple	Portfolio Manager	Since 2008
Westwood	Mark Freeman	Chief Investment Officer	Since 2008

	Matt Lockridge	Senior Vice President and Research Analyst	Since 2012

	Scott Lawson	Vice President and Senior Research Analyst	Since 2008

	Varun Singh	Vice President and Senior Research Analyst	Since 2013

24

	Name	Title	Length of Service
SFIMC	John Malito	Assistant Vice President—State Farm Investment Management Corp.; Investment Professional- State Farm Mutual Automobile Insurance Company	Since 2016

	Lisa Rogers	Assistant Vice President—State Farm Investment Management Corp.; Investment Executive— State Farm Mutual Automobile Insurance Company	Since 2016

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or automated clearing house (“ACH”) without an automatic investment plan (“AIP”)	$1,000 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$1,000 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

25

STATE FARM BOND FUND

(SFBIX)

Investment Objective:     The State Farm Bond Fund (the “Bond Fund” or the “Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum account fee	None	*

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage

of the value of your investment)

Institutional
Management fees	0.10%
Distribution [and/or Service] (12b-1) fees	0.00%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	0.40%

Example:     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Institutional	$41	$128	$224	$505

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that State Farm Investment Management Corp. (“SFIMC” or the “Manager”) has determined to be of comparable quality. A bond is investment grade if Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Financial Services LLC (“S&P”) has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as “junk bonds.” The Bond Fund may invest in any of the following instruments:

•	Corporate Debt Securities: investment grade securities issued by corporations and to a limited extent (up to 20% of its assets), in lower rated securities

•	U.S. Government Debt Securities: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities

•	Foreign Government Debt Securities: investment grade securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars

•	Asset Backed and Mortgage Backed Securities: investment grade securities backed by mortgages, consumer loans and other assets

•

Other Issuer Debt Securities:    the Fund may invest up to 20% of its assets in non-investment grade debt securities and preferred stocks that are convertible into common stocks as well as nonconvertible preferred stocks or securities.

In making investment decisions on specific securities, the Manager looks for companies with one or more of the following characteristics:

•	Strong cash flow and a recurring revenue stream

•	A strong industry position

•	A strong financial position

•	Strong management with a clearly defined strategy

•	Capability to develop new or superior products or services

The Manager may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

26

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

•

Management Risk.    The assessment by the Fund’s investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Interest Rate Risk and Call Risk.    The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•

Prepayment and Extension Risk.    The risk that homeowners or consumers may alter the pace of repayment on their mortgage or consumer loans, which may affect the yield of mortgage-or asset-backed securities that are backed by such loans.

•

Credit Risk.    The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

•	Inflation Risk. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

•	Liquidity Risk. The investment adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•

Income Risk.    The risk that the income from the bonds the Fund holds will decline. This risk applies when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

You may want to invest in the Fund if you are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 4.21%,

during the third quarter of 2011.

Worst quarter: -3.53%,

during the second quarter of 2013.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.

27

Average Annual Total Returns (For the periods ended December 31, 2017)
Bond Fund	1-Year	5-Year	10-Year
Return Before Taxes—Institutional	2.92%	1.85%	4.00%
Return After Taxes on Distributions—Institutional	1.73%	0.63%	2.70%
Return After Taxes on Distributions and Sale of Fund Shares—Institutional	1.84%	0.87%	2.58%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)	3.54%	2.10%	4.01%

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Portfolio Managers—

Name	Title	Length of Service

John Malito	Assistant Vice President—State Farm Investment Management Corp.; Investment Professional— State Farm Mutual Automobile Insurance Company	Since 2016

Lisa Rogers	Assistant Vice President—State Farm Investment Management Corp.; Investment Executive— State Farm Mutual Automobile Insurance Company	Since 2016

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or automated clearing house (“ACH”) without an automatic investment plan (“AIP”)	$1,000 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$1,000 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

28

STATE FARM MONEY MARKET FUND

(SAIXX)

Investment Objective:    The State Farm Money Market Fund (the “Money Market Fund” or the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum account fee	None	*

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Management fees	0.10%
Distribution [and/or Service] (12b-1) fees	0.00%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	0.43%

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Institutional	$44	$138	$241	$542

Principal Investment Strategies

Under normal conditions, the Fund invests its assets primarily (at least 99.5%) in:

•	Debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities,

•	Cash, and

•	Repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

The Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund seeks to invest in securities that present minimal credit risk.

The Fund intends to qualify as a “government money market fund” as defined in, or interpreted in accordance with, Rule 2a-7 under the Investment Company Act of 1940, as amended. “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully. Government money market funds like the Fund are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the Board of Trustees of State Farm Mutual Fund Trust may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board of Trustees has elected not to do so at this time.

The Fund’s adviser seeks to develop an appropriate portfolio of securities for the Fund by considering the differences in yields among securities of different maturities and issuers.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. An investor in the Fund is subject to the following types of risks:

•

Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

29

•

Interest Rate Risk and Call Risk.    The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls.

•

Income Risk.    The risk that the income from the bonds the Fund holds will decline. This risk applies when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

•	Inflation Risk. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

•

Government Securities Risk.    The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

•

Transactions Risk.    The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

•

Net Asset Value Risk.    There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s sponsor will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

An investment in the Fund may be appropriate for you if you seek stability of principal, an investment for the cash portion of an asset allocation plan or are looking for an investment with a lower degree of risk. The Fund may not be suitable for you if you are seeking an investment that is likely to significantly outpace inflation, are investing for retirement or other longer term goals or are investing for growth or maximum current income.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table provides the Fund’s average annual total returns for the periods listed. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 0.80%,

during the first quarter of 2008.

Worst quarter: 0.00%,

during the fourth quarter of 2016.

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Average Annual Total Returns (For the periods ended December 31, 2017)
Money Market Fund	1-Year	5-Year	10-Year
Return Before Taxes—Institutional	0.41%	0.08%	0.26%

The Money Market Fund’s current seven-day yield on December 31, 2017 was 0.8192% for Institutional shares.

Fund Management

Investment Adviser—The investment adviser to the Fund is State Farm Investment Management Corp.

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or automated clearing house (“ACH”) without an automatic investment plan (“AIP”)	$1,000 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$1,000 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

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STATE FARM LIFEPATH RETIREMENT FUND

(SLRIX)

Investment Objective:    The investment objective of the State Farm LifePath Retirement Fund (the “LifePath Retirement Fund” or “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Retirement Fund will be broadly diversified across global asset classes.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum account fee	None	*

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage

of the value of your investment)

Institutional
Management fees	0.26%
Distribution [and/or Service] (12b-1) fees	0.00%
Other Expenses	0.28%
Acquired Fund Fees & Expenses(1)	0.11%
Total Annual Fund Operating Expenses	0.65%

(1)	“Acquired Fund Fees & Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees & Expenses.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Institutional	$66	$208	$362	$810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests its assets in a combination of equity (including real estate investment trusts) and bond exchange traded funds and a money market fund (the “Underlying Funds”) in proportion to the Fund’s own comprehensive investment strategy. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock Fund Advisors (“BFA”) serves as the sub-adviser to the Fund and selects investments for the Fund. BFA employs a multi-dimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations and expected returns. Certain Underlying Funds may invest in real estate investment trust (“REITs”), foreign securities, emerging markets securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

As of March 31, 2018, the Fund held approximately 40% of its assets in Underlying Funds that invest primarily in equity securities, 60% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Because the LifePath Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the LifePath Retirement Fund’s risk profile.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or

32

other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the Underlying Funds in which the Fund invests.

•

Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

•

Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector, asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, asset class, country, region or group of countries. The Fund also is subject to concentration risk because the Fund invests in a relatively small number of Underlying Funds. As a result, the appreciation or depreciation of any one Underlying Fund held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of Underlying Funds.

•

Convertible Securities Risk.    The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

•	Debt Securities Risk. Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk and prepayment risk, among other things.

•

Interest Rate Risk.    The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including governmental policy, monetary policy, inflation expectations, perceptions of risk and supply and demand for bonds. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

•

Credit Risk.    Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

•	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

•

Prepayment Risk.    When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•	Income Risk. The Fund’s income may decline due to a decline in inflation, deflation or changes in inflation expectations.

•	Inflation Risk. The risk that the value of assets or income from an investment will be worth less in the future as inflation decreases the value of money.

33

•	Derivatives Risk. The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

•

Volatility Risk.    Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

•	Counterparty Risk. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

•

Market and Liquidity Risk.    The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

•	Valuation Risk. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

•	Leverage Risk. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

•

Tax Risk.    Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

•

Regulatory Risk.    Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through 2020. In addition, regulations adopted by prudential regulators that will begin to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.

•

Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Securities Risk. Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.

34

•

Investment Style Risk.    Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.

•

Investments in Exchange Traded Funds Risk.    The Fund will invest substantially all of its assets in Underlying Funds that are exchange traded funds (“ETFs”) that are advised by BFA or one of its affiliates, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The Fund’s net asset value (“NAV”) will change with changes in the value of the Underlying Funds. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds.

•	ETF-Specific Risk

•	Management Risk. If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

•

Passive Investment Risk.    ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

•

Representative Sampling Risk.    Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

•

Shares of an ETF May Trade at Prices Other Than Net Asset Value.    Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in Creation Units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

•

Tracking Error Risk.    Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

•

Junk Bonds Risk.    Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

•

Leverage Risk.    Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

•

Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•

Mortgage- and Asset-Backed Securities Risk.    Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the

35

underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•

Passive Investment Risk.    Because BFA does not select individual companies in the underlying indexes for the Underlying Funds, the Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

•

REIT Investment Risk.    Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities. In addition, recently enacted tax legislation permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends, but does not permit a regulated investment company to pass through to its shareholders the special character of this income. Ordinary REIT dividends received by the Fund and distributed to the Fund’s shareholders also will generally not constitute “qualified dividend income.” Therefore, the tax rate applicable to that portion of the dividend income attributable to ordinary REIT dividends received by the Fund will be taxed at a higher rate than dividends eligible for special treatment.

•

Retirement Income Risk.    The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

•

Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Underlying Fund.

•

Small and Mid-Capitalization Company Risk.    Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

•

U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

•

U.S. Treasury Obligations Risk.    U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

The Fund must maintain cash balances to meet redemption requests which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 9.77%,

during the third quarter of 2009.

Worst quarter: -7.79%,

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.

36

Average Annual Total Returns (For the periods ended December 31, 2017)
LifePath Retirement Fund	1-Year	5-Year	10-Year
Return Before Taxes—Institutional	10.03%	4.92%	4.58%
Return After Taxes on Distributions—Institutional	9.34%	3.91%	3.67%
Return After Taxes on Distributions and Sale of Fund Shares—Institutional	5.88%	3.54%	3.35%
Blended Benchmark (reflects no deduction for fees, expenses, and taxes)	10.54%	5.49%	5.06%
S&P 500 Index (reflects no deduction for fees, expenses, and taxes)	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)	3.54%	2.10%	4.01%

The blended benchmark is a hypothetical representation of the performance of the LifePath Retirement Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath Retirement Fund’s custom benchmark are adjusted quarterly to reflect the LifePath Retirement Fund’s changing asset allocations over time. As of December 31, 2017, the following indexes are used to calculate the LifePath Retirement Fund’s custom benchmark: Bloomberg Barclays U.S. Aggregate Bond Index, Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex-U.S. IMI Index, Cohen & Steers Realty Majors Index and Bloomberg Barclays U.S. TIPS Index.

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The Fund is sub-advised by BFA.

Portfolio Managers of the LifePath Retirement Fund—

Name	Title	Length of Service
Alan Mason	Managing Director	Since 2009

Amy Whitelaw	Managing Director	Since 2010

Matthew O’Hara	Managing Director	Since 2016

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or automated clearing house (“ACH”) without an automatic investment plan (“AIP”)	$1,000 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$1,000 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

37

STATE FARM LIFEPATH 2020 FUND

(SAWIX)

Investment Objective:    The investment objective of the State Farm LifePath 2020 Fund (the “LifePath 2020 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2020 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum account fee	None	*

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Management fees	0.26%
Distribution [and/or Service] (12b-1) fees	0.00%
Other Expenses	0.28%
Acquired Fund Fees & Expenses(1)	0.11%
Total Annual Fund Operating Expenses	0.65%

(1)	“Acquired Fund Fees & Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees & Expenses.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Institutional	$66	$208	$362	$810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests its assets in a combination of equity (including real estate investment trusts) and bond exchange traded funds and a money market fund (the “Underlying Funds”) in proportion to the Fund’s own comprehensive investment strategy. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock Fund Advisors (“BFA”) serves as the sub-adviser to the Fund and selects investments for the Fund. BFA employs a multi-dimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations and expected returns. Certain Underlying Funds may invest in real estate investment trust (“REITs”), foreign securities, emerging markets securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

As of March 31, 2018, the Fund held approximately 46% of its assets in Underlying Funds that invest primarily in equity securities, 54% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As a stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in

38

the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the Underlying Funds in which the Fund invests.

•

Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

•

Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector, asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, asset class, country, region or group of countries. The Fund also is subject to concentration risk because the Fund invests in a relatively small number of Underlying Funds. As a result, the appreciation or depreciation of any one Underlying Fund held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of Underlying Funds.

•

Convertible Securities Risk.    The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

•	Debt Securities Risk. Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk and prepayment risk, among other things.

•

Interest Rate Risk.    The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including governmental policy, monetary policy, inflation expectations, perceptions of risk and supply and demand for bonds. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

•

Credit Risk.    Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

•	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

•

Prepayment Risk.    When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•	Income Risk. The Fund’s income may decline due to a decline in inflation, deflation or changes in inflation expectations.

•	Inflation Risk . The risk that the value of assets or income from an investment will be worth less in the future as inflation decreases the value of money.

39

•	Derivatives Risk. The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

•

Volatility Risk.    Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

•	Counterparty Risk. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

•

Market and Liquidity Risk.    The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

•	Valuation Risk. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

•	Leverage Risk. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

•

Tax Risk.    Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

•

Regulatory Risk.    Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through 2020. In addition, regulations adopted by prudential regulators that will begin to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.

•

Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Securities Risk. Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.

40

•

Investment Style Risk.    Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.

•

Investments in Exchange Traded Funds Risk.    The Fund will invest substantially all of its assets in Underlying Funds that are exchange traded funds (“ETFs”) that are advised by BFA or one of its affiliates, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The Fund’s net asset value (“NAV”) will change with changes in the value of the Underlying Funds. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds.

•	ETF-Specific Risk

•	Management Risk. If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

•

Passive Investment Risk.    ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

•

Representative Sampling Risk.    Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

•

Shares of an ETF May Trade at Prices Other Than Net Asset Value.    Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in Creation Units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

•

Tracking Error Risk.    Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

•

Junk Bonds Risk.    Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

•

Leverage Risk.    Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

•

Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•	Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or

41

receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•

Passive Investment Risk.    Because BFA does not select individual companies in the underlying indexes for the Underlying Funds, the Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

•

REIT Investment Risk.    Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities. In addition, recently enacted tax legislation permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends, but does not permit a regulated investment company to pass through to its shareholders the special character of this income. Ordinary REIT dividends received by the Fund and distributed to the Fund’s shareholders also will generally not constitute “qualified dividend income.” Therefore, the tax rate applicable to that portion of the dividend income attributable to ordinary REIT dividends received by the Fund will be taxed at a higher rate than dividends eligible for special treatment.

•

Retirement Income Risk.    The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

•

Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Underlying Fund.

•

Small and Mid-Capitalization Company Risk.    Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

•

U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

•

U.S. Treasury Obligations Risk.    U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

The Fund must maintain cash balances to meet redemption requests which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 13.82%,

during the second quarter of 2009.

Worst quarter: -14.26%,

during the fourth quarter of 2008.

42

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.

Average Annual Total Returns (For the periods ended December 31, 2017)
LifePath 2020 Fund	1-Year	5-Year	10-Year
Return Before Taxes—Institutional	11.48%	5.99%	4.25%
Return After Taxes on Distributions—Institutional	10.61%	4.69%	3.42%
Return After Taxes on Distributions and Sale of Fund Shares—Institutional	6.90%	4.34%	3.17%
Blended Benchmark (reflects no deduction for fees, expenses, and taxes)	12.04%	6.61%	4.88%
S&P 500 Index (reflects no deduction for fees, expenses, and taxes)	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)	3.54%	2.10%	4.01%

The blended benchmark is a hypothetical representation of the performance of the LifePath 2020 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2020 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2020 Fund’s changing asset allocations over time. As of December 31, 2017, the following indexes are used to calculate the LifePath 2020 Fund’s custom benchmark: Bloomberg Barclays U.S. Aggregate Bond Index, Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex-U.S. IMI Index, Cohen & Steers Realty Majors Index and Bloomberg Barclays U.S. TIPS Index.

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The Fund is sub-advised by BFA.

Portfolio Managers of the LifePath 2020 Fund—

Name	Title	Length of Service
Alan Mason	Managing Director	Since 2009

Amy Whitelaw	Managing Director	Since 2010

Matthew O’Hara	Managing Director	Since 2016

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or automated clearing house (“ACH”) without an automatic investment plan (“AIP”)	$1,000 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$1,000 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

43

STATE FARM LIFEPATH 2030 FUND

(SAYIX)

Investment Objective:    The investment objective of the State Farm LifePath 2030 Fund (the “LifePath 2030 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum account fee	None	*

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Management fees	0.26%
Distribution [and/or Service] (12b-1) fees	0.00%
Other Expenses	0.28%
Acquired Fund Fees & Expenses(1)	0.14%
Total Annual Fund Operating Expenses	0.68%

(1)	“Acquired Fund Fees & Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees & Expenses.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Institutional	$69	$218	$379	$847

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests its assets in a combination of equity (including real estate investment trusts) and bond exchange traded funds and a money market fund (the “Underlying Funds”) in proportion to the Fund’s own comprehensive investment strategy. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock Fund Advisors (“BFA”) serves as the sub-adviser to the Fund and selects investments for the Fund. BFA employs a multi-dimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations and expected returns. Certain Underlying Funds may invest in real estate investment trust (“REITs”), foreign securities, emerging markets securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

As of March 31, 2018, the Fund held approximately 70% of its assets in Underlying Funds that invest primarily in equity securities, 30% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As a stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in

44

the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the Underlying Funds in which the Fund invests.

•

Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

•

Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector, asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, asset class, country, region or group of countries. The Fund also is subject to concentration risk because the Fund invests in a relatively small number of Underlying Funds. As a result, the appreciation or depreciation of any one Underlying Fund held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of Underlying Funds.

•

Convertible Securities Risk.    The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

•	Debt Securities Risk. Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk and prepayment risk, among other things.

•

Interest Rate Risk.    The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including governmental policy, monetary policy, inflation expectations, perceptions of risk and supply and demand for bonds. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

•

Credit Risk.    Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

•	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

•

Prepayment Risk.    When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•	Income Risk. The Fund’s income may decline due to a decline in inflation, deflation or changes in inflation expectations.

•	Inflation Risk. The risk that the value of assets or income from an investment will be worth less in the future as inflation decreases the value of money.

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•	Derivatives Risk. The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

•

Volatility Risk.    Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

•	Counterparty Risk. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

•

Market and Liquidity Risk.    The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

•	Valuation Risk. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

•	Leverage Risk. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

•

Tax Risk.    Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

•

Regulatory Risk.    Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through 2020. In addition, regulations adopted by prudential regulators that will begin to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.

•

Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Securities Risk. Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.

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•

Investment Style Risk.    Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.

•

Investments in Exchange Traded Funds Risk.    The Fund will invest substantially all of its assets in Underlying Funds that are exchange traded funds (“ETFs”) that are advised by BFA or one of its affiliates, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The Fund’s net asset value (“NAV”) will change with changes in the value of the Underlying Funds. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds.

•	ETF-Specific Risk

•	Management Risk. If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

•

Passive Investment Risk.    ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

•

Representative Sampling Risk.    Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

•

Shares of an ETF May Trade at Prices Other Than Net Asset Value.    Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in Creation Units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

•

Tracking Error Risk.    Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

•

Junk Bonds Risk.    Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

•

Leverage Risk.    Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

•

Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•

Mortgage- and Asset-Backed Securities Risk.    Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of

47

economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•

Passive Investment Risk.    Because BFA does not select individual companies in the underlying indexes for the Underlying Funds, the Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

•

REIT Investment Risk.    Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities. In addition, recently enacted tax legislation permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends, but does not permit a regulated investment company to pass through to its shareholders the special character of this income. Ordinary REIT dividends received by the Fund and distributed to the Fund’s shareholders also will generally not constitute “qualified dividend income.” Therefore, the tax rate applicable to that portion of the dividend income attributable to ordinary REIT dividends received by the Fund will be taxed at a higher rate than dividends eligible for special treatment.

•

Retirement Income Risk.    The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

•

Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Underlying Fund.

•

Small and Mid-Capitalization Company Risk.    Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

•

U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

•

U.S. Treasury Obligations Risk.    U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

The Fund must maintain cash balances to meet redemption requests which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 16.70%,

during the second quarter of 2009.

Worst quarter: -17.93%,

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.

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Average Annual Total Returns (For the periods ended December 31, 2017)
LifePath 2030 Fund	1-Year	5-Year	10-Year
Return Before Taxes—Institutional	15.51%	7.73%	4.61%
Return After Taxes on Distributions—Institutional	14.77%	6.43%	3.82%
Return After Taxes on Distributions and Sale of Fund Shares—Institutional	9.23%	5.77%	3.50%
Blended Benchmark (reflects no deduction for fees, expenses, and taxes)	16.08%	8.39%	5.34%
S&P 500 Index (reflects no deduction for fees, expenses, and taxes)	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)	3.54%	2.10%	4.01%

The blended benchmark is a hypothetical representation of the performance of the LifePath 2030 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2030 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2030 Fund’s changing asset allocations over time. As of December 31, 2017, the following indexes are used to calculate the LifePath 2030 Fund’s custom benchmark: Bloomberg Barclays U.S. Aggregate Bond Index, Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex-U.S. IMI Index, Cohen & Steers Realty Majors Index and Bloomberg Barclays U.S. TIPS Index.

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The Fund is sub-advised by BFA.

Portfolio Managers of the LifePath 2030 Fund—

Name	Title	Length of Service
Alan Mason	Managing Director	Since 2009

Amy Whitelaw	Managing Director	Since 2010

Matthew O’Hara	Managing Director	Since 2016

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or automated clearing house (“ACH”) without an automatic investment plan (“AIP”)	$1,000 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$1,000 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

49

STATE FARM LIFEPATH 2040 FUND

(SAUIX)

Investment Objective:    The investment objective of the State Farm LifePath 2040 Fund (the “LifePath 2040 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

What are the costs of investing in the Fund?

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum account fee	None	*

*	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage

of the value of your investment)

Institutional
Management fees	0.26%
Distribution [and/or Service] (12b-1) fees	0.00%
Other Expenses	0.28%
Acquired Fund Fees & Expenses(1)	0.16%
Total Annual Fund Operating Expenses	0.70%

(1)	“Acquired Fund Fees & Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees & Expenses.

Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Institutional	$72	$224	$390	$871

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests its assets in a combination of equity (including real estate investment trusts) and bond exchange traded funds and a money market fund (the “Underlying Funds”) in proportion to the Fund’s own comprehensive investment strategy. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock Fund Advisors (“BFA”) serves as the sub-adviser to the Fund and selects investments for the Fund. BFA employs a multi-dimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations and expected returns. Certain Underlying Funds may invest in real estate investment trust (“REITs”), foreign securities, emerging markets securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

As of March 31, 2018, the Fund held approximately 89% of its assets in Underlying Funds that invest primarily in equity securities, 11% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As a stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in

50

the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the Underlying Funds in which the Fund invests.

•

Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

•

Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector, asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, asset class, country, region or group of countries. The Fund also is subject to concentration risk because the Fund invests in a relatively small number of Underlying Funds. As a result, the appreciation or depreciation of any one Underlying Fund held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of Underlying Funds.

•

Convertible Securities Risk.    The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

•	Debt Securities Risk. Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk and prepayment risk, among other things.

•

Interest Rate Risk.    The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including governmental policy, monetary policy, inflation expectations, perceptions of risk and supply and demand for bonds. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

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Credit Risk.    Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

•	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

•

Prepayment Risk.    When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•	Income Risk. The Fund’s income may decline due to a decline in inflation, deflation or changes in inflation expectations.

•	Inflation Risk. The risk that the value of assets or income from an investment will be worth less in the future as inflation decreases the value of money.

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•	Derivatives Risk. The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

•

Volatility Risk.    Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

•	Counterparty Risk. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

•

Market and Liquidity Risk.    The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

•	Valuation Risk. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

•	Leverage Risk. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

•

Tax Risk.    Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

•

Regulatory Risk.    Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through 2020. In addition, regulations adopted by prudential regulators that will begin to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.

•

Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•	Foreign Securities Risk. Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.

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•

Investment Style Risk.    Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.

•

Investments in Exchange Traded Funds Risk.    The Fund will invest substantially all of its assets in Underlying Funds that are exchange traded funds (“ETFs”) that are advised by BFA or one of its affiliates, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The Fund’s net asset value (“NAV”) will change with changes in the value of the Underlying Funds. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds.

•	ETF-Specific Risk

•	Management Risk. If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

•

Passive Investment Risk.    ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

•

Representative Sampling Risk.    Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

•

Shares of an ETF May Trade at Prices Other Than Net Asset Value.    Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in Creation Units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

•

Tracking Error Risk.    Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

•

Junk Bonds Risk.    Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

•

Leverage Risk.    Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

•

Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•	Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or

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receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•

Passive Investment Risk.    Because BFA does not select individual companies in the underlying indexes for the Underlying Funds, the Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

•

REIT Investment Risk.    Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities. In addition, recently enacted tax legislation permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends, but does not permit a regulated investment company to pass through to its shareholders the special character of this income. Ordinary REIT dividends received by the Fund and distributed to the Fund’s shareholders also will generally not constitute “qualified dividend income.” Therefore, the tax rate applicable to that portion of the dividend income attributable to ordinary REIT dividends received by the Fund will be taxed at a higher rate than dividends eligible for special treatment.

•

Retirement Income Risk.    The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

•

Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Underlying Fund.

•

Small and Mid-Capitalization Company Risk.    Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

•

U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

•

U.S. Treasury Obligations Risk.    U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

The Fund must maintain cash balances to meet redemption requests which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 19.04%,

during the second quarter of 2009.

Worst quarter: -20.85%,

during the fourth quarter of 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.

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Average Annual Total Returns

(For the periods ended December 31, 2017)

LifePath 2040 Fund	1-Year	5-Year	10-Year
Return Before Taxes—Institutional	19.02%	9.14%	4.84%
Return After Taxes on Distributions—Institutional	18.38%	7.85%	4.12%
Return After Taxes on Distributions and Sale of Fund Shares—Institutional	11.25%	6.94%	3.74%
Blended Benchmark (reflects no deduction for fees, expenses, and taxes)	19.62%	9.83%	5.65%
S&P 500 Index (reflects no deduction for fees, expenses, and taxes)	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)	3.54%	2.10%	4.01%

The blended benchmark is a hypothetical representation of the performance of the LifePath 2040 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2040 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2040 Fund’s changing asset allocations over time. As of December 31, 2017, the following indexes are used to calculate the LifePath 2040 Fund’s custom benchmark: Bloomberg Barclays U.S. Aggregate Bond Index, Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex-U.S. IMI Index, Cohen & Steers Realty Majors Index and Bloomberg Barclays U.S. TIPS Index.

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Sub-Adviser—The Fund is sub-advised by BFA.

Portfolio Managers of the LifePath 2040 Fund—

Name	Title	Length of Service
Alan Mason	Managing Director	Since 2009

Amy Whitelaw	Managing Director	Since 2010

Matthew O’Hara	Managing Director	Since 2016

Purchase and Sale of Fund Shares

Minimum Investments

Initial Investment—To open an account by check or automated clearing house (“ACH”) without an automatic investment plan (“AIP”)	$1,000 (per fund)
Initial Investment—To open an account by check or ACH with an AIP	$1,000 (per fund)
Subsequent investments by check, ACH, or AIP	$50 (per fund)

On any day the New York Stock Exchange is open for regular trading, you may sell (redeem) your shares by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548; telephoning 1-800-447-4930, if you have telephone redemption privileges; faxing your request to (816) 471-4832; or by visiting www.statefarm.com, and following the instructions presented on the screen.

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains.

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INVESTOR PROFILE

The Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, and the International Index Fund each invests a significant portion of its assets in equity securities, which represent an ownership interest in a business and the value of which fluctuates widely over short or even extended periods in response to company, market or economic news. These Funds are designed for investors with long-term investment objectives similar to those expressed by the applicable Fund.

You may want to invest in these Funds if you can tolerate the price fluctuations and volatility that are inherent in investing in a mutual fund that primarily invests in equity securities, want to diversify your investments, are seeking a growth investment as part of an asset allocation program or are investing for retirement or other goals that are many years in the future. You may not want to invest in these Funds if you are investing with a shorter investment time horizon in mind, are seeking income rather than capital appreciation or are uncomfortable with an investment whose value is likely to vary substantially.

You may want to invest in the Equity and Bond Fund and/or one or more LifePath Funds if you are seeking long-term growth potential and some current income, or if you are seeking the convenience of a balanced portfolio of stocks and bonds in a single investment. You may not want to invest in these Funds if you have a short-term investment horizon, want the greater growth potential of an investment entirely in equity securities or are unwilling to accept share price fluctuations.

You may want to invest in the Bond Fund if you are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Bond Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.

You should consider investing in the Money Market Fund if you are seeking stability of principal, are seeking an investment for the cash portion of an asset allocation plan or are looking for an investment with a lower degree of risk. You may not want to invest in the Money Market Fund if you are seeking and investment that is likely to significantly outpace inflation, are investing for retirement or other long-term goals, or are investing for growth or maximum current income.

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HOW THE FUNDS INVEST

Each Fund has its own investment objective. The Trust’s Board of Trustees may change these investment objectives without a vote of the Trust’s shareholders. A Fund will provide shareholders with at least 60 days prior notice of any change in an investment objective.

The following discussion provides additional information about how certain Funds invest. The first part of this discussion relates to how the Funds, other than the State Farm LifePath Funds, invest. The second part of the discussion relates to how the State Farm LifePath Funds invest.

How the State Farm non-LifePath Funds Invest

Under ordinary circumstances, each Fund is substantially fully invested. Except for the S&P 500 Index Fund, the Small Cap Index Fund and the International Index Fund (each an “Equity Index Fund” and together the “Equity Index Funds”) and the Money Market Fund, each Fund may take a temporary defensive position in attempting to respond to adverse market, economic, political or other conditions. If the Manager or sub-adviser to a Fund determines that market or economic conditions warrant a temporary defensive position, the Funds each manage (or the applicable portion of such Fund) may hold up to 100% of their assets in cash, cash equivalents or other temporary investments such as short-term government or corporate obligations. During those periods, a Fund’s assets may not be invested in accordance with its strategy and the Fund may not achieve its investment objective.

The Funds do not generally anticipate engaging in active and frequent trading of portfolio securities as a principal investment strategy or as a by-product of a principal investment strategy.

Equity Fund

Two different investment sub-advisers, Bridgeway and Westwood, select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund’s portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund’s portfolio are discussed separately below.

Bridgeway

Bridgeway primarily invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway defines “large stocks” as those whose market capitalization (stock market worth) falls within the range of the Russell 1000® Index, an unmanaged, market value weighted index, which measures performance of approximately 1,000 of the largest companies in the U.S. market with dividends reinvested. The Russell 1000 Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Growth stocks are those that Bridgeway believes have above average prospects for economic growth. Bridgeway selects stocks within the large-cap growth category for the Equity Fund using a statistically driven approach. Under normal circumstances, at least 80% of Bridgeway’s portion of the Equity Fund’s net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap growth category at the time of purchase.

Bridgeway may invest up to 10% of its segment of the Fund’s assets primarily in common stocks of foreign companies.

Westwood

Under normal market conditions, Westwood invests at least 80% of its portion of the Equity Fund (which includes, for purposes of this test, the amount of any borrowings for investment purposes) primarily in common stocks of large capitalization companies, including foreign companies. Westwood may invest its portion of the Equity Fund in securities of companies economically tied to emerging markets. Westwood invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Westwood defines large capitalization companies as those companies with market capitalizations generally greater than $5 billion at the time of purchase, while seasoned companies generally have been operating for at least three years.

In selecting securities, Westwood maintains a list of approved securities of issuers which it believes have proven records and potential for above-average earnings growth. Westwood considers purchasing a security on such list if Westwood’s forecast for growth rates and earnings for that issuer exceeds Wall Street expectations. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt to equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood has disciplines in place that serve as sell signals, such as a security reaching a pre-determined price target, and/or a fundamental change that negatively impacts the outlook and original investment thesis. The risk characteristics of Westwood’s portion of the Equity Fund, such as beta (a measure of volatility), are generally expected to be less than those of the S&P 500 Index, the Fund’s benchmark.

Both Bridgeway and Westwood may sell individual securities for several reasons including: the investment purpose of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Small/Mid Cap Equity Fund

SFIMC

SFIMC invests its portion of the Fund in shares of the iShares Core S&P Mid-Cap ETF.

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Bridgeway

Bridgeway primarily invests its segment of the Fund in a diversified portfolio of small capitalization stocks. Bridgeway defines “small stocks” as those whose market capitalization (stock market value) falls within the range of the Russell 2000 Index, an unmanaged, market value weighted index, which measures performance of approximately 2,000 companies that are between the 1,000th and 3,000th largest in the U.S. market with dividends reinvested. The Russell 2000 Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Bridgeway selects stocks using a statistically driven approach.

Bridgeway invests in small capitalization stocks in the “value” category, which it defines as those stocks that Bridgeway believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Under normal circumstances, at least 80% of Bridgeway’s portion of the Fund’s net assets (plus borrowings for investment purposes) is invested in stocks from among those in the small cap value category at the time of purchase. However, Bridgeway will not necessarily sell a stock if it “migrates” to a different category after purchase.

Bridgeway may invest up to 10% of its segment of the Fund’s portfolio primarily in common stocks of foreign companies.

Bridgeway may sell individual securities for several reasons including: the investment purpose for purchasing the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

International Equity Fund

Two different investment sub-advisers, Marsico and Northern Cross, select investments for the International Equity Fund. Marsico and Northern Cross each manage approximately one-half of the International Equity Fund’s portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund’s portfolio are discussed separately below.

Marsico

Marsico invests its portion of the International Equity Fund primarily in common stocks of foreign companies that it selects for their long-term growth potential. Marsico may invest its portion of the International Equity Fund in an unlimited number of companies of any size throughout the world, and normally invests in the securities of issuers that are economically tied to at least four different foreign countries. The Fund may invest in securities of companies economically tied to emerging markets. Some issuers of securities in the Fund’s portfolio may be based in or economically tied to the U.S. In selecting investments for the Fund, Marsico uses an approach that combines ‘top-down’ macro-economic analysis that focuses on broad financial and economic indicators with ‘bottom-up’ stock selection that initially focuses on individual stocks.

Marsico may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Northern Cross

Northern Cross invests its portion of the International Equity Fund in securities issued by foreign companies, which it believes have the potential for long term margin expansion. Northern Cross primarily focuses on common stocks priced cheaply relative to some financial measure of worth, such as ratios of price to earnings, price to sales or price to cash flow. Under normal market conditions, Northern Cross will invest its portion of the International Equity Fund in 60-80 companies with a diversified representation of sectors. In selecting securities for the International Equity Fund, Northern Cross gives careful consideration to currency, political stability and other effects of international investing.

Northern Cross may sell individual securities for several reasons including: full valuation of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

S&P 500 Index Fund

The S&P 500 Index Fund invests mostly in stocks, although it may invest in stock index futures contracts and options on futures contracts. By investing in substantially all of the stocks within its benchmark index, the S&P 500 Index Fund avoids the risk of individual stock selection and, instead, tries to match the performance of its benchmark index, whether the index goes up or down.

The S&P 500 Index Fund attempts to remain as fully invested as practicable in the stocks that are represented in its benchmark index. Under normal market conditions, the S&P 500 Index Fund seeks to invest at least 90% of its total assets in stocks that are represented in its benchmark index.

BFA does not manage the S&P 500 Index Fund according to traditional methods of “active” investment management, which involves buying and selling securities based on economic, financial and market analysis and investment judgment. Instead, BFA utilizes a “passive” or indexing investment approach for the S&P 500 Index Fund, attempting to approximate the investment performance of the S&P 500 Index. BFA selects stocks for the S&P 500 Index Fund so that the overall investment characteristics of the S&P 500 Index Fund (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures are similar to those of the S&P 500 Index.

From time to time, the portfolio composition of the S&P 500 Index Fund may be altered (or “rebalanced”) to reflect changes in the characteristics of the S&P 500 Index, with a view to bringing the

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performance and characteristics of the S&P 500 Index Fund more closely in line with that of the S&P 500 Index.

BFA attempts to track the performance of the S&P 500 Index Fund’s benchmark index, but there is no assurance that BFA will be successful. The degree to which the S&P 500 Index Fund fails to track the performance of its benchmark index is referred to as the “tracking error.” BFA expects that, over time, the tracking error of the S&P 500 Index Fund will be less than 5%. BFA monitors the tracking error of the S&P 500 Index Fund on an ongoing basis and seeks to minimize tracking error to the extent possible. There can be no assurance that the S&P 500 Index Fund will achieve any particular level of tracking error. For more information on this subject, see the discussion of “tracking error” in the Trust’s Statement of Additional Information (“SAI”).

Another reason why the performance of the S&P 500 Index Fund may not always equal the performance of its benchmark index is because the performance of its benchmark index does not take into account operating expenses of the S&P 500 Index Fund.

Small Cap Index Fund and International Index Fund

These Funds invest mostly in stocks. By investing in a broad range of stocks within each Fund’s benchmark index, the Small Cap Index Fund and the International Index Fund avoid the risk of individual stock selection and, instead, try to match the performance of each Fund’s benchmark index, whether the index goes up or down.

Each of the Small Cap Index Fund and the International Index Fund attempts to remain as fully invested as practicable in the stocks that are represented in each Fund’s benchmark index. Under normal operating conditions, each of the Small Cap Index Fund and the International Index Fund seeks to invest at least 90% of its net assets in stocks that are represented in the Fund’s benchmark index and will at all times invest a substantial portion of its total assets in such stocks.

The sub-adviser does not manage the Small Cap Index Fund and the International Index Fund according to traditional methods of “active” investment management, which involves buying and selling securities based on economic, financial and market analysis and investment judgment. Instead, the sub-adviser utilizes a “passive” or indexing investment approach for the Small Cap Index Fund and the International Index Fund, attempting to approximate the investment performance of each Fund’s benchmark index. The sub-adviser will buy and sell securities for the Small Cap Index Fund and the International Index Fund in response to changes in each Fund’s benchmark index. The sub-adviser selects stocks for the Small Cap Index Fund and the International Index Fund so that the overall investment characteristics of each Fund (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures are similar to those of each Fund’s benchmark index.

Neither the Small Cap Index Fund nor the International Index Fund generally hold all of the issues that comprise their respective benchmark index, due in part to the costs involved and, in certain instances, the potential illiquidity of certain securities. Instead, both the Small Cap Index Fund and the International Index Fund attempt to hold a representative sample of the securities in the appropriate benchmark index, which the sub-adviser will select utilizing certain modeling techniques. These modeling techniques may not be successful, and may result in the Small Cap Index Fund and the International Index Fund not tracking their respective indices with the same degree of accuracy that complete replication of the index would provide. As a result of these replication and optimization modeling techniques, the Small Cap Index Fund and the International Index Fund may not have the identical capitalization, industry and fundamental characteristics as their benchmark indices. Please refer to the Trust’s SAI for a more detailed discussion of the techniques that the sub-adviser employs in selecting the portfolio securities for these Funds.

From time to time, the portfolio composition of the Small Cap Index Fund and the International Index Fund may be altered (or “rebalanced”) to reflect changes in the characteristics of the applicable benchmark index or with a view to bringing the performance and characteristics of these Funds more closely in line with that of each Fund’s applicable benchmark index.

The sub-adviser attempts to track the performance of the Small Cap Index Fund’s and the International Index Fund’s benchmark indices, but there is no assurance that the sub-adviser will be successful. The degree to which the Small Cap Index Fund and the International Index Fund fail to track the performance of their benchmark indices is referred to as the “tracking error.” The sub-adviser expects that, over time, the tracking error of each of the Small Cap Index Fund and International Index Fund will be less than 5%. The sub-adviser monitors the tracking error of the Small Cap Index Fund and International Index Fund on an ongoing basis and seeks to minimize tracking error to the extent possible. There can be no assurance that the Small Cap Index Fund and the International Index Fund will achieve any particular level of tracking error. For more information on this subject, see the discussion of “tracking error” in the Trust’s SAI.

Another reason why the performance of the Small Cap Index Fund and the International Index Fund may not always equal the performance of its benchmark index is because the performance of the benchmark index does not take into account management fees or other expenses incurred by each Fund.

Equity and Bond Fund

The Equity and Bond Fund invests in shares of the Equity Fund and the Bond Fund. The Equity and Bond Fund may hold a portion of its assets in U.S. Government securities, short-term paper, or may invest in the Money Market Fund to provide flexibility in meeting redemptions, expenses, and the timing of new investments, and to serve as a short-term defense during periods of unusual volatility.

Bond Fund

The Bond Fund invests primarily in investment grade bonds (e.g., those bonds that S&P or Moody’s have rated within their respective four highest rating categories), and in the same types of securities as the Money Market Fund. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in investment

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grade bonds or unrated debt securities that the Manager determines to be of equivalent quality. The Bond Fund may also invest in investment grade mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial or consumer loans originated by financial institutions.

The Bond Fund usually maintains a duration target of less than 7 years and does not actively manage the portfolio based upon predictions of interest rates. Duration is a measure of sensitivity of bond prices to interest rate movements. The longer the duration of a debt obligation, the more sensitive its value is to changes in interest rates.

In selecting bonds for the Fund, the Manager seeks to maximize current income while minimizing risk and volatility through prudent investment management. Accordingly, the Fund seeks to limit its exposure to very risky or speculative investments by investing primarily in investment grade bonds that offer the potential for attractive returns.

The Fund may also invest up to 20% of its assets in debt securities that S&P or Moody’s have rated lower than the four highest rating categories or comparable unrated debt securities. Bonds that are rated lower than BBB by S&P or Baa by Moody’s are often referred to as “junk bonds.” Rating agencies consider junk bonds to have varying degrees of speculative characteristics. Consequently, although they can be expected to provide higher yields, such securities may be subject to greater market value fluctuations and greater risk of loss of income and principal than lower-yielding, higher-rated fixed-income securities. For more information, see “Description of Bond Ratings” in Appendix A of the SAI.

Money Market Fund

Under normal conditions, the Fund invests its assets exclusively in:

•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities, and

•	cash

•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

The Fund is managed in the following manner:

•	The Fund seeks to maintain a NAV of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund seeks to invest in securities that present minimal credit risk.

The Fund intends to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended. “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully. Government money market funds are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the Trust’s Board of Trustees may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board of Trustees has not elected to do so at this time.

The Fund’s adviser seeks to develop an appropriate portfolio for the Fund by considering the differences in yields among securities of different maturities, market sectors and issuers.

More Information on Risk

Risk is inherent in all investing. Investing in a mutual fund—even the most conservative—involves risk, including the risk that you may receive little or no return on your investment or even that you may lose some or all of the money you invested. Before you invest, you should carefully consider the risks that you assume when you invest in the Funds. There may be other risks that are not listed herein that could cause the value of your investment in a Fund to decline and that could prevent a Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that a Fund may use. For additional information regarding the risks of investing in a Fund, please refer to the SAI. The discussion below provides additional information about the risks of investing in foreign securities and then provides information about other risks of the investing in the Funds.

Foreign Securities

Investments in foreign securities, including those of foreign governments, involve additional risks not normally present when investing in comparable domestic securities.

Some securities of foreign companies and governments may be traded in the U.S., such as American Depository Receipts (“ADRs”), but most are traded primarily in foreign markets. The risks of investing in foreign securities include:

Currency Risk.    For securities that are based in value on foreign currencies (including ADRs), a Fund must buy the local currency to buy a foreign security and sell the same local currency after it sells the security. Therefore, the value of that security to a Fund is affected by the value of the local currency relative to the U.S. currency. As a result, if the value of the local currency falls relative to U.S. currency, the value of that security falls, even if the security has not decreased in value in its home country.

Political and Economic Risk.    Foreign investments can be subject to greater political and economic risks. In some countries, there is the risk that the government may take over assets or operations of the company or impose taxes or place limits on the removal of assets that would adversely affect the value of the security. The possibility of default in foreign government securities, political or social instability or diplomatic developments generally are

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more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries.

Regulatory Risk.    In many countries there is less publicly available information about issuers than is available for companies in the U.S. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to the U.S. companies. In many foreign countries there is less government supervision and regulation of business and industry practices, and it may be more difficult to obtain or enforce judgments against foreign entities.

Market Risks.    Foreign securities often trade with less frequency and volume than domestic securities and are therefore less liquid and more volatile than securities of comparable domestic issuers. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets.

Transaction Costs.    Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In addition, other costs, such as tax and custody costs, are generally higher than for domestic transactions.

Particular Risks for Developing Countries.    In general, the risks noted above are heightened for developing countries. In addition, certain developing countries have experienced substantial, and in some cases, rapidly fluctuating rates of inflation for a number of years. Inflation has, and may continue to have, a debilitating effect on the underlying economies of these countries. Many developing countries are heavily dependent on international trade and can be adversely affected by trade barriers and protectionist measures, as well as the depreciation or devaluation of their currencies.

Other Risks

Management Risk.    The non-LifePath Funds other than the Equity Index Funds are actively managed and could experience losses if the Manager or a sub-adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made by a Fund’s portfolio proved to be incorrect. There can be no guarantees that these techniques or the Manager or a sub-adviser’s investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Manager or a sub-adviser in connection with managing a Fund and also may adversely affect the ability of a Fund to achieve its investment goal.

Market Risk.    The Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund and indirectly the Equity and Bond Fund are subject to market risks associated with investments in common stocks. Stock prices may fluctuate widely over short or even extended periods in response to company, market or economic news. That is, securities or other investments may decline in value due to factors affecting individual issuers, securities markets generally or sectors within the securities markets. The value of a security may go up or down due to general market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. During a general downturn in the securities markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that securities or other investments held by a Fund will participate in or otherwise benefit from the advance.

Index Fund Risk.    An index fund has operating and other expenses, while an index does not. As a result, while an Equity Index Fund will attempt to track its benchmark index as closely as possible, it will tend to underperform the index to some degree over time. If an Equity Index Fund is properly correlated to its stated index, that fund will perform poorly when the index performs poorly.

Indexing Risk.    Each Equity Index Fund attempts to match the performance of a securities market index, but there is no guarantee that the Equity Index Fund will succeed in its attempt to match such performance.

Security Selection Risk.    Because securities market indices are developed by persons unrelated to an Equity Index Fund, the Manager or to an Equity Index Fund’s sub-adviser, an Equity Index Fund may hold stocks in companies that present risks that the Manager or the Equity Index Fund’s sub-adviser researching individual stocks might avoid.

Smaller Company Size Risk.    The Small/Mid Cap Equity Fund and Small Cap Index Fund’s investments in securities with market capitalizations of less than $5 billion presents risks that may be greater than investments in securities with market capitalization of greater than $5 billion. The securities of smaller capitalization companies are often more difficult to value, more difficult to obtain information about and more volatile than stocks of larger, more established companies. In addition, there may be no active trading for a Fund’s investments in smaller capitalization companies, which increases the risk that the Manager may have difficulty selling these types of securities held by the Small/Mid Cap Equity Fund and Small Cap Index Fund.

Credit Risk.    The investments of the Bond Fund and indirectly the Equity and Bond Fund are subject to credit risk—the risk that an issuer of a bond is unable to meet its obligation to make interest and principal payments when due.

Income Risk.    The investments of the Bond Fund and indirectly the Equity and Bond Fund are subject to income risk—the risk that the income from a Fund’s bond investments will decline. This risk applies when a Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Inflation Risk.    Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund’s assets can decline as can the value of the Fund’s distributions. Inflation risk applies particularly to fixed-income investments, like those of the Bond Fund and indirectly the Equity and Bond Fund.

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Investment Company Securities Risk.    The Funds may invest in securities of other investment companies, including exchange traded funds (“ETFs”), open-end funds and closed-end funds. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Large Company Risk.    The Equity Fund, International Equity Fund, S&P 500 Index Fund, International Index Fund, Equity and Bond Fund, the Bond Fund and the Money Market Fund may invest in securities of large capitalization companies. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies. Typically, large-cap companies are established, well-known companies; some may be multinationals, which may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

Liquidity Risk.    Each non-LifePath Fund is subject to liquidity risk. The Manager may have difficulty selling securities a Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities. Changes in a security’s liquidity may result from political, economic or issuer specific events; supply/demand imbalances; changes in a specific market’s size or structure, including the number of participants; or overall market disruptions. Securities with reduced liquidity or that become illiquid may involve greater risk than securities with more liquid markets. Market prices or quotations for illiquid securities may be volatile, and there may be large spreads between bid and ask prices.

Prepayment and Extension Risk.    The risk that homeowners or consumers may alter the pace of repayment on their mortgage or consumer loans, which may affect the yield of mortgage-or asset-backed securities that are backed by such loans.

Interest Rate Risk and Call Risk.    The Bond Fund and indirectly the Equity and Bond Fund are subject to interest rate risk and call risk. Interest rate risk is the risk that the bonds a fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, a Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including governmental policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. Changes in government monetary policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

Mid-Cap Company Risk.    The Small/Mid Cap Equity Fund may invest in mid-capitalization companies. Investments in securities of mid-cap companies may involve greater risk of loss than investing in larger, more established companies. Mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of mid-cap companies’ stock tend to fluctuate in value more than those of larger capitalization stocks.

Concentration Risk.    Each Equity Index Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) to approximately the same extent that the applicable index concentrates in a particular industry. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

Financial Sector Risk.    An Equity Index Fund may invest 25% or more of its net assets in securities issued by companies in the financial sector. The market value of securities of issuers in the financial sector can be affected by various factors, such as adverse regulatory or economic occurrences, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions could adversely impact the value of such institutions.

Securities Issued by U.S. Government Sponsored Entities.    The Bond Fund, and indirectly the Equity and Bond Fund, may invest in U.S. Government and agency obligations. A fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. Since that time, Fannie Mae and Freddie Mac have received significant capital support through Treasury preferred stock purchases as well as Treasury and Federal Reserve purchases of their mortgage backed securities. No assurance can be given that the Federal Reserve, Treasury, or FHFA initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful

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in meeting their obligations with respect to the debt and mortgage-backed securities they issue. In addition, Fannie Mae and Freddie Mac also are the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. Government reportedly is considering multiple options, ranging from nationalization, privatization, consolidation, or abolishment of the entities. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so.

As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

High Yield/High Risk Securities (Junk Bonds).    These securities tend to offer higher yields than higher-rated securities of comparable maturities because the historical financial condition of the issuers of these securities is usually not as strong as that of other issuers.

High yield fixed-income securities usually present greater risk of loss of income and principal than higher-rated securities. For example, because investors generally perceive that there are greater risks associated with investing in medium- or lower-rated securities, the yields and price of such securities may tend to fluctuate more than those of higher-rated securities. Moreover, in the lower-quality segments of the fixed income securities market, changes in perception of the creditworthiness of individual issuers tend to occur more frequently and in a more pronounced manner than do changes in higher-quality segments of the fixed-income securities market. The yield and price of medium-to lower-rated securities therefore may experience greater volatility than is the case with higher-rated securities.

Under adverse market or economic conditions, the secondary market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Funds could find it more difficult to sell such securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower-rated securities therefore may be less than the prices used in calculating the Fund’s NAV.

Mortgage-Backed and Asset-Backed Securities Risk.    Mortgage-backed and asset-backed securities are subject to prepayment risk, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund holding such securities would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities. Conversely, when interest rates rise, the value of mortgage-backed and asset backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of such securities, and cause their value to decline more than traditional fixed-income securities. See “Mortgage-Backed Securities” and “Asset-Backed Securities” in the Trust’s SAI.

Additionally, certain types of mortgage-backed and asset backed securities may experience significant valuation uncertainties, greater volatility, and significantly less liquidity due to the sharp rise of foreclosures on home loans secured by subprime mortgages. Subprime mortgages have a higher credit risk than prime mortgages, as the credit criteria for obtaining a subprime mortgage is more flexible than that used with prime borrowers. To the extent that a Fund invests in securities that are backed by pools of mortgage loans, the risk to the Fund may be significant. Additionally, if a Fund purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

How the State Farm LifePath Funds Invest

The LifePath Funds seek to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular investment time horizon. The LifePath Funds (other than the State Farm LifePath Retirement Fund) attempt to manage the investment risk in each strategy for investors whose time horizons correspond to the decade in the Fund’s name. For example, the State Farm LifePath 2020 Fund is designed for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2020. Similarly, the State Farm LifePath 2040 Fund is designed for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2040. The State Farm LifePath Retirement Fund is designed for investors who are currently withdrawing, or who plan to in the near future begin withdrawing, a substantial portion of their investment.

Under ordinary circumstances, each LifePath Fund is substantially fully invested.

The LifePath Investment Model

Each LifePath Fund seeks to achieve its objective through an investment strategy that relies on one of BlackRock’s proprietary investment models. BlackRock employs a proprietary investment model that analyzes securities market data, including risk, asset class correlations, and expected returns, to provide portfolio allocations among the asset classes offered through the Underlying Funds. The allocations are periodically monitored and rebalanced in

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an effort to maximize expected return for a given level of risk. In managing the LifePath Funds, BlackRock focuses on long-term targets and objectives. The progression over time of a LifePath Fund’s asset allocation to more conservative asset classes is a relatively steady process resulting in only gradual changes to the asset allocation from quarter to quarter. The LifePath Funds, through their investment in the Underlying Funds, do not engage in active and frequent trading of portfolio securities as a principal investment strategy.

Under normal circumstances, the asset allocation of each LifePath Fund changes over time according to a predetermined “glide path” as the LifePath Fund approaches its target date indicated in its name. The glide path represents the shifting of asset classes over time. A LifePath Fund’s asset mix becomes more conservative—that is, it invests more of its assets in fixed income securities prior to retirement—as time elapses. This reflects the need for reduced investment risk as retirement approaches and the need for lower volatility of the LifePath Fund.

How It Works: Spending Your “Risk Budget” Wisely

One way to understand how the LifePath Funds adjust their asset allocation is to regard the statistically determined risk in each Fund as its “risk budget.” BlackRock’s analysis begins with a statistical determination of how much a hypothetical investor, with a given time horizon for investment, on average, can afford to lose. This tolerance for loss can be viewed as the Fund’s risk budget. This risk budget reflects BlackRock’s statistical determination of risk, and may not be appropriate to you in measuring the specific degree of risk you are willing to accept.

Different investment allocations can have the same risk of loss but with different expected returns. BlackRock seeks the Fund allocations that offer the highest expected return while keeping within a Fund’s statistically determined risk of loss.

Expected returns are not guaranteed returns. They are average projections based on comprehensive research and accepted principles of market behavior. Likewise, statistically determined risk covers the most likely scenarios, but it does not cover all possible losses.

Principal Investments:

The LifePath Funds, through their investment in the Underlying Funds, may invest in the following investments:

•	money market instruments

•	bonds

•	stocks, including:

•	stocks of the largest U.S. companies

•	stocks of all other publicly traded U.S. companies

•	stocks of issuers located outside the U.S., including those located in emerging markets

•	real estate investment trusts (“REITs”)

Within stocks and bonds are sub-categories of securities:

•	U.S. stocks can be separated according to the value of their outstanding stock (or capitalization), into large-cap, mid-cap and small-cap groupings.

•

Each of the stock capitalization categories can be separated according to their price-to-book ratios: the ratio of the value of a company’s traded stock to the book value of its plant, equipment and other tangible assets. The companies with the higher price-to-book ratios are considered growth stocks, and the companies with the lower price-to-book ratios are considered value stocks.

•

U.S. Government bonds, bonds issued by corporations, mortgage-backed securities, high yield bonds and foreign bonds form five separate sub-categories of bond investments. The first two sub-categories are further subdivided by maturity: long-term, intermediate-term and short-term.

•	Derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

While the model does not allocate among each of these sub-categories and the Underlying Funds do not generally correspond to the sub-categories, all of these sub-categories are or may be included within the various Underlying Funds.

The following table lists the Underlying Funds and the approximate asset allocations for each LifePath Fund as of March 31, 2018. BFA allocates each LifePath Fund’s assets among the Underlying Funds based on each Fund’s investment objective and policies. The asset allocation for each LifePath Fund will vary over time, and BFA is not required to invest any Fund’s assets in each of the Underlying Funds or in any particular percentage. BFA may add, eliminate or replace Underlying Funds at any time without notice to shareholders.

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UNDERLYING FUNDS (As of March 31, 2018)

	LifePath Retirement	LifePath 2020	LifePath 2030	LifePath 2040
CAPITAL GROWTH
iShares Russell 1000 ETF	22%	25%	36%	46%
iShares Russell 2000 ETF	5%	4%	2%	1%
iShares Cohen & Steers REIT ETF	1%	3%	8%	12%
iShares Core MSCI Emerging Markets Fund ETF	3%	4%	6%	8%
iShares MSCI Canada ETF	1%	1%	1%	2%
iShares Core MSCI EAFE ETF	8%	10%	16%	21%
CAPITAL GROWTH and INCOME
iShares Core US Aggregate Bond ETF	51%	46%	26%	9%
iShares TIPS Bond ETF	9%	8%	4%	1%
State Street Institutional U.S. Government Money Market Fund	—	—	—	—

Note: The allocation percentages may not add to 100% due to rounding.

Although each LifePath Fund’s target allocation may shift over time depending on market conditions, each LifePath Fund’s target asset allocation is expected to be 40% in Underlying Funds that invest primarily in equity and 60% in Underlying Funds that invest primarily in fixed income by its retirement date. The target allocation is the mix of asset classes within the LifePath Fund.

The following table illustrates each LifePath Fund’s target allocation among asset classes as of March 31, 2018:

	Equity Funds (includes REITs)	Bond Funds
LifePath Retirement Fund	40%	60%
LifePath 2020 Fund	47%	53%
LifePath 2030 Fund	70%	30%
LifePath 2040 Fund	90%	10%

Description of Underlying Funds

Each LifePath Fund may invest in some or all of the Underlying Funds described below from time to time. Please refer to the chart above for each LifePath Fund’s approximate target asset allocation as of March 31, 2018.

Each of the Underlying Funds that is an ETF seeks to reproduce index returns gross of management fees and other costs, and is not actively managed.

In managing the ETFs, BFA uses an indexing strategy called representative sampling. Representative sampling is investing in a representative sample of securities in the underlying index, which have a similar investment profile as the index. Securities selected under a representative sampling strategy are expected to have, in the aggregate, investment characteristics (based on market factors such as capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relative underlying index. Underlying Funds that use representative sampling may or may not hold all of the securities that are included in the relevant underlying index.

State Street Institutional U.S. Government Money Market Fund    seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value. The State Street Institutional U.S. Government Money Market Fund is a government money market fund and invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments. The Fund may hold a portion of its assets in cash pending investment, to satisfy redemption requests or to meet the Fund’s other cash management needs. The Fund invests in accordance with regulatory requirements applicable to money market funds.

iShares Russell 1000 ETF    seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities. The Fund seeks to track the investment results of the Russell 1000® Index (the “Underlying Index”), which measures the performance of the large- and mid-capitalization sectors of the U.S. equity market, as defined by FTSE Russell. As of March 31, 2017, the Underlying Index included issuers representing approximately 92% of the market capitalization of all publicly-traded U.S. equity securities. The Underlying Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,000 largest issuers in the Russell 3000 Index. As of March 31, 2017, the Underlying Index represented approximately 92.29% of the total market capitalization of the Russell 3000 Index. Total market capitalization reflects all equity shares outstanding, while total market value reflects float-adjusted capitalizations based on equity shares available for general investment. As of March 31, 2017, a significant portion of the Underlying Index is represented by securities of financials, information technology and technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

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iShares Russell 2000 ETF    seeks to track the investment results of an index composed of small-capitalization U.S. equities. The Fund seeks to track the investment results of the Russell 2000® Index (the “Underlying Index”), which measures the performance of the small-capitalization sector of the U.S. equity market. As of March 31, 2017, the Underlying Index included issuers representing approximately 8% of the total market capitalization of all publicly-traded U.S. equity securities. The Underlying Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. As of March 31, 2017, the Underlying Index represented approximately 7.71% of the total market capitalization of the Russell 3000 Index. Total market capitalization reflects all equity shares outstanding, while total market value reflects float-adjusted capitalizations based on equity shares available for general investment. As of March 31, 2017, a significant portion of the Underlying Index is represented by securities of financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares Cohen & Steers REIT ETF    seeks to track the investment results of an index composed of U.S. real estate investment trusts. The Fund seeks to track the investment results of the Cohen & Steers Realty Majors Index (the “Underlying Index”), which consists of REITs. The objective of the Underlying Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Underlying Index based on a review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Underlying Index must meet minimum market capitalization and trading volume requirements. The Underlying Index is weighted according to the total free float adjusted market value of each REIT’s outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the Underlying Index. Within the REIT market, the Underlying Index is diversified across property sectors that represent the current market. As of April 30, 2017, a significant portion of the Underlying Index is represented by REITs. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares MSCI Canada ETF    seeks to track the investment results of an index composed of Canadian equities. The Fund seeks to track the investment results of the MSCI Canada Custom Capped Index (the “Underlying Index”), which is designed to measure broad-based equity performance in Canada. The Underlying Index may include large-, mid- or small-capitalization companies. As of September 1, 2017, a significant portion of the Underlying Index is represented by securities of energy and financials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time. Prior to the selection of the Underlying Index on September 1, 2017, the Fund tracked the MSCI Canada Index.

iShares Core MSCI EAFE ETF    seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the U.S. and Canada. The Fund seeks to track the investment results of the MSCI EAFE IMI Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”) as an equity benchmark for international stock performance. The Underlying Index is designed to measure large-, mid- and small-capitalization equity market performance and includes stocks from Europe, Australasia and the Far East and, as of July 31, 2017, consisted of stocks from the following 21 developed market countries or regions: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As of July 31, 2017, a significant portion of the Underlying Index is represented by securities of financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries and/or countries, are likely to change over time.

iShares Core MSCI Emerging Markets ETF    seeks to track the investment results of an index composed of large-, mid- and small-capitalization emerging market equities. The Fund seeks to track the investment results of the MSCI Emerging Markets Investable Market Index (IMI) (the “Underlying Index”), which is designed to measure large-, mid- and small-cap equity market performance in the global emerging markets. As of August 31, 2017, the Underlying Index consisted of securities from the following 24 emerging market countries: Brazil, Chile, China, Colombia, Czechia, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. As of August 31, 2017, the Underlying Index was comprised of 2,675 constituents. As of August 31, 2017, a significant portion of the Underlying Index is represented by securities of financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries and/or countries, are likely to change over time.

iShares Core U.S. Aggregate Bond ETF    seeks to track the investment results of an index composed of the total U.S. investment-grade bond market. The Fund seeks to track the investment results of the Bloomberg Barclays U.S. Aggregate Bond Index (the “Underlying Index”), which measures the performance of the total U.S. investment-grade bond market. As of December 31, 2016, there were 10,170 issues in the Underlying Index. The Underlying Index includes investment-grade U.S. Treasury bonds, government-related bonds, corporate bonds, mortgage-backed pass-through securities (“MBS”), commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. As of December 31, 2016, a significant portion of the Underlying Index is represented by MBS and treasury securities, and securities of industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

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iShares TIPS Bond ETF    seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds. The Fund seeks to track the investment results of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the “Underlying Index”), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the consumer price index (“CPI”), and TIPS’ principal payments are adjusted according to changes in the CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

Notes:

“Russell,” “Russell 1000® Index” and “Russell 2000® Index” are registered trademarks of FTSE Russell (“Russell”) and have been licensed for use for certain purposes by BlackRock Fund Advisors, or its affiliates. The Funds that are based on the Russell Indices are not sponsored, endorsed, sold or promoted by Russell, and Russell makes no representation regarding the advisability of investing in iShares.

“Cohen & Steers” and “Cohen & Steers Realty Majors Index” are trademarks of Cohen & Steers Capital Management, Inc. (“Cohen & Steers”) licensed for use for certain purposes by BlackRock Fund Advisors, or its affiliates. The iShares Cohen & Steers REIT ETF is not sponsored, endorsed, sold or promoted by Cohen & Steers, and Cohen & Steers makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

BLOOMBERG® is a trademark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark of Barclays Bank PLC (collectively with its affiliates, “Barclays”), used under license. “Bloomberg Barclays U.S. Aggregate Bond Index” is a trademark of Bloomberg and its licensors and has been licensed for use for certain purposes by BlackRock Fund Advisors or its affiliates. The Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund or the advisability of investing in securities generally or the ability of the underlying index to track corresponding or relative market performance.

“MSCI Canada IndexSM,” “MSCI EAFE® Index,” and “MSCI Emerging Markets IndexSM” are servicemarks of MSCI, and such marks have been licensed for use for certain purposes by BlackRock Fund Advisors, or its affiliates. The iShares MSCI Canada ETF, iShares MSCI EAFE ETF, and iShares MSCI Emerging Markets ETF are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI, and neither MSCI nor any other party makes any representation or warranty, express or implied, regarding the advisability of investing in the Funds.

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MANAGING THE INVESTMENTS OF THE FUNDS

Investment Adviser—All Funds

The Manager is the investment adviser, transfer agent and dividend disbursing agent for the Funds and for other mutual funds in the State Farm family of mutual funds. Subject to the supervision of the Board of Trustees of the Trust, the Manager is responsible for providing investment advisory and administrative services to the Funds, overseeing the day-to-day operations and business affairs of the Trust, and monitoring the performance of the sub-advisers to the Funds. The Manager’s principal office is located at One State Farm Plaza, Bloomington, Illinois 61710-0001. The Manager is wholly-owned by State Farm Mutual Automobile Insurance Company. The Manager has been providing investment advisory, administrative and transfer agency services to registered investment companies since 1967.

The Manager also provides all executive, administrative, clerical and other personnel necessary to operate the Trust and pays the salaries and other costs of employing all these persons. The Manager furnishes the Trust with office space, facilities, and equipment and pays the day-to-day expenses related to the operating and maintenance of such office space, facilities and equipment. Except for those expenses the Manager expressly assumes, including those noted above, each Fund otherwise pays for all of its own expenses. The Equity and Bond Fund, Bond Fund, and the Money Market Fund are each managed by a team of the Manager’s employees (each an “Advisory Team”). Each Advisory Team makes the investment decisions for these Funds, subject to the oversight of the Board of Trustees.

Investment Sub-Adviser—Certain Non-LifePath Funds

Bridgeway and Westwood are the co-investment sub-advisers to the Equity Fund. As investment sub-advisers, Bridgeway and Westwood make investment decisions for the Equity Fund, subject to the oversight of the Manager and the Board of Trustees. The Manager pays Bridgeway and Westwood for their services with the investment advisory and management fees the Manager receives from the Equity Fund.

Bridgeway is an investment sub-adviser to a portion of the Small/Mid Cap Equity Fund. As investment sub-adviser, Bridgeway makes investment decisions for a portion of the Small/Mid Cap Equity Fund, subject to the oversight of the Manager and the Board of Trustees. The Manager pays Bridgeway for its services with the investment advisory and management fees the Manager receives from the Small/Mid Cap Equity Fund.

Marsico and Northern Cross are the co-investment sub-advisers to the International Equity Fund. As investment sub-advisers, Marsico and Northern Cross make investment decisions for the International Equity Fund, subject to the oversight of the Manager and the Board of Trustees. The Manager pays Marsico and Northern Cross for their services with the investment advisory and management fees the Manager receives from the International Equity Fund.

BFA, a registered investment adviser that provides advisory services to registered investment companies, is the investment sub-adviser to the S&P 500 Index Fund, the Small Cap Index Fund and the International Index Fund and as such, makes investment decisions for these Funds, subject to the oversight of the Manager and the Board of the Trust. The Manager pays BFA for its services with the investment advisory and management services fee the Manager receives from these Funds.

Investment Sub-Adviser—LifePath Funds

BFA serves as the investment sub-adviser to the LifePath Funds, which invest in a combination of the Underlying Funds. BFA or its affiliates generally serve as investment adviser to each of the Underlying Funds.

BFA uses teams of portfolio managers, investment strategists and other investment specialists (each a “Portfolio Management Team”) to manage each LifePath Fund. BFA employs a combination of proprietary investment management systems and procedures to validate the consistent application of its investment methods. This team approach to portfolio management brings together many disciplines and leverages BFA’s extensive resources. The members of the Portfolio Management Team for each LifePath Fund that have the most significant responsibility for the day-to-day management are listed below. The team members listed below act collaboratively with the other members of their Portfolio Management Team on all aspects concerning the LifePath Funds. Each member of a Portfolio Management Team, including the below-listed members, is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his or her Portfolio Management Team with more limited responsibilities. Each member of each Portfolio Management Team has appropriate limitations on his or her authority for risk management and compliance purposes.

BFA is located at 400 Howard Street, San Francisco, California 94105. It is an indirect wholly owned subsidiary of BlackRock, Inc. As of December 31, 2017, BFA and its affiliates provided investment advisory services for assets in excess of $6.288 trillion. BFA and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Underlying Funds invest.

Oversight of Sub-Advisers

The Trust and the Manager have obtained an exemptive order from the Securities and Exchange Commission that permits the Trust and the Manager to retain and remove sub-advisers and modify sub-advisory arrangements without shareholder approval. Under the exemptive order, the Manager may act as a “manager of managers” for the Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund, Bond Fund, Money Market Fund, LifePath Retirement Fund, LifePath 2020 Fund, LifePath 2030 Fund and LifePath 2040 Fund. The Manager supervises sub-advisers to each Fund that has retained a sub-adviser and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) to recommend their hiring, termination and replacement.

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Investment Sub-Advisers for the Equity Fund

The Manager has engaged Bridgeway and Westwood as the investment sub-advisers to provide day-to-day portfolio management for the Equity Fund.

Bridgeway is located at 20 Greenway Plaza, Suite 450, Houston, Texas 77046. Bridgeway was formed in 1993. Bridgeway is an investment management firm that uses a statistically driven approach to create investment portfolios for its institutional and mutual fund clients.

Westwood is located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201. Westwood was founded in 1983. Westwood is a fundamental investment management firm that employs a bottom-up, value-based stock selection strategy to construct portfolios designed to generate superior risk-adjusted returns for its institutional and mutual fund clients.

For more information regarding Bridgeway and Westwood, please read the sections entitled “Investment Advisory Agreements— Between the Manager and Bridgeway” and “Investment Advisory Agreement—Between the Manager and Westwood” in the Trust’s SAI.

Investment Sub-Adviser for the Small/Mid Cap Equity Fund

The Manager has engaged Bridgeway as an investment sub-adviser to provide day-to-day portfolio management for a portion of the Small/Mid Cap Equity Fund. Bridgeway is located at 20 Greenway Plaza, Suite 450, Houston, Texas 77046.

For more information regarding Bridgeway, please read the sections entitled “Investment Advisory Agreements—Between the Manager and Bridgeway” in the Trust’s SAI.

Investment Sub-Advisers for the International Equity Fund

The Manager has engaged Marsico and Northern Cross as the investment sub-advisers to provide day-to-day portfolio management for the International Equity Fund.

Marsico is located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico was organized in 1997. In addition to sub-advising a segment of the International Equity Fund, Marsico provides investment management services to other mutual funds and private accounts.

Northern Cross is located at 125 Summer Street, 14th Floor, Suite 1410, Boston, Massachusetts 02110. Northern Cross is an investment management firm specializing in international equity mandates. As of December 31, 2017, Northern Cross had $33.2 billion under management.

For more information regarding Marsico and Northern Cross, please read the sections entitled “Investment Advisory Agreements—Between the Manager and Marsico” and “Investment Advisory Agreement—Between the Manager and Northern Cross” in the Trust’s SAI.

Investment Sub-Adviser for the S&P 500 Index Fund, the Small Cap Index Fund, the International Index Fund and the LifePath Funds

The Manager has engaged BFA as the investment sub-adviser to provide day-to-day portfolio management for the S&P 500 Index Fund, the Small Cap Index Fund, the International Index Fund and the LifePath Funds.

For more information regarding BFA, please read the sections entitled “Investment Advisory Agreements—Between the Manager and BFA” in the Trust’s SAI.

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Additional Expense Information

The Manager has agreed to reimburse a share class of each Fund if, and to the extent, that the total annual operating expenses of that share class exceed the percentage of average net assets indicated in the table below. The percentages in the table below assume current net operating expenses of the share class of the Fund as reflected in the Fund’s fee table in this prospectus, excluding Acquired Fund Fees and Expenses (if any) shown in the Fund’s fee table in this prospectus. With any increase or decrease in the percentage rate of the 12b-1 fee assessed for a share class of a Fund, the expense reimbursement threshold for that share class of the Fund will increase or decrease by a corresponding percentage rate amount. For instance, if the percentage rate of the 12b-1 fee assessed for a share class of a Fund increases 0.05%, the expense reimbursement threshold for that share class of the Fund similarly will increase by 0.05%.

The Manager may not discontinue this agreement to reimburse the Funds before April 30, 2019, without the consent of the Trust’s Board of Trustees.

Fund	Expense Reimbursement Threshold Institutional Shares
Equity Fund	0.95%
Small/Mid Cap Equity Fund	0.86%
International Equity Fund	1.25%
S&P 500 Index Fund	0.45%
Small Cap Index Fund	0.48%
International Index Fund	0.60%
Equity and Bond Fund(1)	N/A
Bond Fund	0.45%
Money Market Fund(2)	0.45%
State Farm LifePath Retirement Fund	0.61%
State Farm LifePath 2020 Fund	0.61%
State Farm LifePath 2030 Fund	0.61%
State Farm LifePath 2040 Fund	0.61%

(1)

The Manager has agreed not to be paid an investment advisory and shareholder services fee for performing services for the Equity and Bond Fund. Nevertheless, the Manager receives investment advisory and shareholder service fees for performing these services for the Funds in which the Equity and Bond Fund invest. The Manager has agreed to reimburse the Equity and Bond Fund for all expenses directly incurred by the Fund except acquired fund fees and expenses. The Manager may not discontinue this agreement to reimburse the Equity and Bond Fund before April 30, 2019, without the consent of the Trust’s Board of Trustees.

(2)

The Manager and State Farm VP Management Corp. have agreed to waive all or a portion of their fees due from the Money Market Fund to prevent the Fund’s net yield from falling below zero. This expense reimbursement agreement is voluntary and may be eliminated by the Manager at any time.

Compensating the Manager for its Services

Each Fund (except the Equity and Bond Fund) pays the Manager an investment advisory and management services fee based upon that Fund’s average daily net assets. The fee is accrued daily and paid to the Manager monthly at the following annual rates:

Fund	Rate of Advisory Fee
Equity Fund	0.60% of average daily net assets
Small/Mid Cap Equity Fund	0.80% of average daily net assets
International Equity Fund	0.80% of average daily net assets
S&P 500 Index Fund	0.13% on the first $500 million, 0.12% on the next $250 million, 0.11% on the next $250 million, 0.085% on the next $2 billion, and 0.06% on amounts exceeding $3 billion of average daily net assets
Small Cap Index Fund	0.15% on the first $150 million, 0.13% on the next $850 million, 0.105% on the next $2 billion and 0.08% on amounts exceeding $3 billion of average daily net assets
International Index Fund	0.16% on the first $150 million, 0.14% on the next $850 million, 0.115% on the next $2 billion and 0.09% on amounts exceeding $3 billion of average daily net assets
Equity and Bond Fund	None
Bond Fund	0.10% of average daily net assets
Money Market Fund	0.10% of average daily net assets
State Farm LifePath Retirement Fund	0.28% on the first $5 billion, 0.24% on the next $10 billion and 0.21% on amounts exceeding $15 billion
State Farm LifePath 2020 Fund	0.28% on the first $5 billion, 0.24% on the next $10 billion and 0.21% on amounts exceeding $15 billion
State Farm LifePath 2030 Fund	0.28% on the first $5 billion, 0.24% on the next $10 billion and 0.21% on amounts exceeding $15 billion
State Farm LifePath 2040 Fund	0.28% on the first $5 billion, 0.24% on the next $10 billion and 0.21% on amounts exceeding $15 billion

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The assets of the State Farm Variable Product Trust Large Cap Equity Index Fund are combined with the assets of the S&P 500 Index Fund for purposes of calculating the breakpoints in the schedule above. The assets of the State Farm Variable Product Trust Small Cap Equity Index Fund are combined with the assets of the Small Cap Index Fund for purposes of calculating the breakpoints in the schedule above. The assets of the State Farm Variable Product Trust International Equity Index Fund are combined with the assets of the International Index Fund for purposes of calculating the breakpoints in the schedule above. The assets of all of the LifePath Funds are aggregated for purposes of calculating the investment advisory and management services fee applicable to each LifePath Fund.

Compensating Bridgeway for its Services

The Manager pays Bridgeway for its services to the portion of the Equity Fund and the Small/Mid Cap Equity Fund that it manages at the rates shown in the tables below:

Equity Fund

On the first $50 million	0.50% of average daily net assets
$50 million to $100 million	0.45% of average daily net assets
$100 million to $200 million	0.40% of average daily net assets
Over $200 million	0.35% of average daily net assets

Small/Mid Cap Equity Fund

On the first $100 million	0.60% of average daily net assets
$100 million to $250 million	0.55% of average daily net assets
Over $250 million	0.50% of average daily net assets

Compensating Westwood for its Services

The Manager pays Westwood for its services to the portion of the Equity Fund that it manages at the rates shown in the table below:

Equity Fund

On the first $25 million	0.55% of average daily net assets
$25 million to $50 million	0.45% of average daily net assets
Over $50 million	0.30% of average daily net assets

Compensating Marsico for its Services

The Manager pays Marsico for its services to the portion of the International Equity Fund that it manages at the rates shown in the table below:

International Equity Fund

On the first $300 million	0.50% of average daily net assets
$300 million to $400 million	0.45% of average daily net assets
Over $400 million	0.40% of average daily net assets

Compensating Northern Cross for its Services

The Manager pays Northern Cross for its services to the portion of the International Equity Fund it manages at the rates shown in the table below:

International Equity Fund

On the first $500 million	0.60% of average daily net assets
Over $500 million	0.55% of average daily net assets

Compensating BFA for its Services

The Manager pays BFA for its services to the S&P 500 Index Fund, the Small Cap Index Fund, the International Index Fund and the LifePath Funds at the rates shown in the tables below:

S&P 500 Index Fund

On the first $500 million	0.03% of average daily net assets
$500 million to $750 million	0.02% of average daily net assets
Over $750 million	0.01% of average daily net assets

In determining the application of these breakpoints, the assets of the S&P 500 Index Fund are combined with the assets of the Large Cap Equity Index Fund of State Farm Variable Product Trust, so long as BFA remains the sub-adviser to that Fund and to the S&P 500 Index Fund. If the fee for the S&P 500 Index Fund calculated for a fiscal quarter is less than $25,000, the Manager pays BFA a sub-advisory fee of $25,000 for that fiscal quarter.

Small Cap Index Fund

On the first $150 million	0.05% of average daily net assets
Over $150 million	0.03% of average daily net assets

In determining the application of these breakpoints, the assets of the Small Cap Index Fund shall be combined with the assets of the Small Cap Equity Index Fund of State Farm Variable Product Trust, so long as BFA remains the sub-adviser to each fund.

International Index Fund

On the first $150 million	0.06% of average daily net assets
Over $150 million	0.04% of average daily net assets

In determining the application of these breakpoints, the assets of the International Index Fund shall be combined with the assets of the International Equity Index Fund of State Farm Variable Product Trust, so long as BFA remains the sub-adviser to each fund.

LifePath Funds

State Farm LifePath Retirement Fund	0.03% on the first $5 billion, 0.02% on the next $10 billion and 0.01% on amounts exceeding $15 billion
State Farm LifePath 2020 Fund	0.03% on the first $5 billion, 0.02% on the next $10 billion and 0.01% on amounts exceeding $15 billion
State Farm LifePath 2030 Fund	0.03% on the first $5 billion, 0.02% on the next $10 billion and 0.01% on amounts exceeding $15 billion
State Farm LifePath 2040 Fund	0.03% on the first $5 billion, 0.02% on the next $10 billion and 0.01% on amounts exceeding $15 billion

The assets of all of the LifePath Funds are aggregated for purposes of calculating the sub-advisory fee payable by the Manager to BFA.

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Approval of Investment Advisory and Investment Sub-Advisory Agreements

For information regarding the basis for the Board of Trustees approving the continuation of the investment advisory and investment sub-advisory agreements, please see the Trust’s semi-annual report for the six-month period ended June 30, 2017.

Portfolio Managers

The Funds are managed by portfolio management teams as described below. Each team makes advisory decisions for the applicable Fund, subject to the oversight of the Board of Trustees of the Trust.

Equity Fund

The chart below indicates the name, title, and length of service of the persons associated with Bridgeway and Westwood who are primarily responsible for the day-to-day management for each respective sub-adviser’s segment of the Equity Fund’s portfolio, and each person’s business experience during the past five years:

Bridgeway Portfolio Managers
Portfolio Manager and Title with Bridgeway	Length of Service with Bridgeway	Business Experience During the past 5 years

John Montgomery, Chief Investment Officer, Portfolio Manager	24 years	Investment management, research and analysis

Elena Khoziaeva, CFA Portfolio Manager	18 years	Investment management, research and analysis

Michael Whipple, CFA Portfolio Manager	15 years	Investment management, research and analysis

Westwood Portfolio Managers
Portfolio Manager and Title with Westwood	Length of Service with Westwood	Business Experience During the past 5 years

Mark Freeman, CFA Chief Investment Officer	19 years	Portfolio manager of equity and fixed income securities

Scott Lawson, CFA Vice President and Senior Research Analyst	14 years	Portfolio manager of equity securities

Matt Lockridge Senior Vice President and Research Analyst	8 years	Portfolio manager of equity securities

Varun Singh, PhD, CFA Vice President and Senior Research Analyst	6 years	Portfolio manager of equity securities

Small/Mid Cap Equity Fund

The chart below indicates the name, title, and length of service of the persons associated with Bridgeway and SFIMC who are primarily responsible for the day-to-day management for Bridgeway and SFIMC’s segment of the Small/Mid Cap Equity Fund’s portfolio, and each person’s business experience during the past five years:

Bridgeway Portfolio Managers
Portfolio Manager and Title with Bridgeway	Length of Service with Bridgeway	Business Experience During the past 5 years

John Montgomery, Chief Investment Officer, Portfolio Manager	24 years	Investment management, research and analysis

Elena Khoziaeva, CFA Portfolio Manager	18 years	Investment management, research and analysis

Michael Whipple, CFA Portfolio Manager	15 years	Investment management, research and analysis

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SFIMC Portfolio Managers
Portfolio Manager and Title with SFIMC	Length of Service with SFIMC	Business Experience During the Past 5 years

Scott Hintz, CFA Assistant Vice President—Investment Planning Services	Since June 2004	Investment Analysis, Oversight and Research

Corey Schieler, CFA Investment Planning Services Director	Since December 1997	Investment Analysis, Oversight and Research

International Equity Fund

The chart below indicates the name, title, and length of service of the persons associated with Marsico and Northern Cross who are primarily responsible for the day-to-day management for each respective sub-adviser’s segment of the International Equity Fund’s portfolio, and each person’s business experience during the past five years:

Marsico Portfolio Managers
Portfolio Manager and Title with Marsico	Length of Service with Marsico	Business Experience During the past 5 years

Tom Marsico Chief Investment Officer and Portfolio Manager	Since 1997	Portfolio manager of equity securities, research and analysis

Robert Susman, CFA Portfolio Manager	Since 2013	Research and analysis of equity securities

Northern Cross Portfolio Managers
Portfolio Manager and Title with Northern Cross	Length of Service with Northern Cross	Business Experience During the past 5 years

Howard Appleby, CFA, Principal	14 years	Portfolio manager of equity securities

James LaTorre, CFA, Principal	14 years	Portfolio manager of equity securities

Jean-Francois Ducrest, Principal	14 years	Portfolio manager of equity securities

S&P 500 Index Fund, Small Cap Index Fund and International Index Fund

Alan Mason, Greg Savage, CFA, Jennifer Hsui, CFA, Creighton Jue, CFA, and Rachel Aguirre are primarily responsible for the day-to-day management of the S&P 500 Index Fund, Small Cap Index Fund and International Index Fund. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his portfolio management team with more limited responsibilities, but each portfolio manager has appropriate limitations on his authority for risk management and compliance purposes.

Alan Mason is a managing director at BFA since 2009, and head of Americas Portfolio Engineering for the ETF and Index Equity, iShares Equity, Alternative Beta and Asset Allocation. Mr. Mason was previously a portfolio manager with Barclays Global Investors, N.A. and Barclays Global Fund Advisors from 1997-2009.

Greg Savage, CFA, is a managing director at BFA since 2010. Mr. Savage was previously a senior portfolio manager for Barclays Global Fund Advisors and Barclays Global Investors, N.A. from 2006 to 2009 and a portfolio manager for Barclays Global Fund Advisors and Barclays Global Investors, N.A. from 2001 to 2006.

Jennifer Hsui, CFA, has been a managing director at BFA since 2011 and was a director at BFA from 2009 to 2011. Ms. Hsui was previously a principal of Barclays Global Investors, N.A. from 2006 to 2009.

Creighton Jue, CFA, has been a managing director at BFA since 2011 and was a director at BFA from 2009 to 2011. Mr. Jue was previously a principal of Barclays Global Investors, N.A. from 2000 to 2009.

Rachel Aguirre has been a managing director at BFA since 2018, was a director at BFA from 2012 to 2017 and was a Vice President at BFA from 2009 to 2011. Ms. Aguirre was previously a principal and portfolio manager of Barclays Global Investors, N.A. from 2005 to 2009.

Each of Ms. Hsui, Mr. Jue and Ms. Aguirre has been one of the portfolio managers primarily responsible for the day-to-day management of the Equity Index Funds since May 2016.

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Equity and Bond Fund

The Equity and Bond Fund invests in shares of the Equity Fund and the Bond Fund, and these underlying funds invest in either common stocks or bonds. Consequently, the Equity and Bond Fund has the same portfolio managers as the Equity Fund and as the Bond Fund. For a description of the portfolio managers of the Equity Fund and the portfolio managers of the Bond Fund, please see the separate descriptions for those Funds included in this prospectus.

Bond Fund

Mr. John Malito and Ms. Lisa Rogers are the portfolio managers responsible for the day-to-day management of the Bond Fund. Mr. Malito an Investment Professional—State Farm Mutual Automobile Insurance Company, and Ms. Rogers, an Investment Executive-State Farm Mutual Automobile Insurance Company, have been associated with the Bond Fund since 2016, and over the past five years Mr. Malito and Ms. Rogers have been involved in all aspects of managing fixed income portfolios for State Farm Mutual Automobile Insurance Company and its affiliated entities, including the investments of the Bond Fund.

Mr. John Malito and Ms. Lisa Rogers’ roles as portfolio managers to the Bond Fund include selecting fixed income securities for purchase and sale, conducting fixed income research and reviewing financial data and research reports.

LifePath Funds

Matthew O’Hara, Alan Mason and Amy Whitelaw (the “LifePath Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the LifePath Funds, and the LifePath Portfolio Managers act collaboratively on all aspects concerning these Funds. The day-to-day portfolio management activities include, but are not limited to, investing cash inflows; coordinating with members of their team to focus on certain asset classes; implementing investment strategy; researching, reviewing and amending investment strategy; and overseeing members of his or her portfolio management team with more limited responsibilities.

Mr. O’Hara has been employed by BFA as Managing Director since 2013 and as Director for the period 2009 to 2012. Mr. O’Hara is the global head of investment research for the Lifetime Asset Allocation Group. Mr. O’Hara has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Funds since November of 2016.

Mr. Mason has been employed by BFA as Managing Director since December 2009. Mr. Mason is responsible for multi-asset class solutions for institutional clients. Mr. Mason has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Funds since September 2009.

Ms. Whitelaw has been employed by BFA as Managing Director since 2013 and as Director for the period 2009 to 2012. Ms. Whitelaw has been Head of Defined Contributions Portfolio Management at BFA since December 2009. Ms. Whitelaw has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Funds since September 2010.

The SAI provides additional information about portfolio managers’ compensation, other accounts managed by the portfolio managers and portfolio managers’ ownership of securities in the Funds.

Legal Proceedings.    On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC (“BAL”), BlackRock Investment Management, LLC, and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the Investment Company Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees in the period beginning one year prior to the filing of the lawsuit and ending on the date of judgement, along with purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

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SHAREHOLDER INFORMATION

Who Can Purchase Shares?

Shares currently are offered to institutional investors, including certain insurance companies, defined contribution plans, defined benefit plans, and may be used as a funding vehicle for certain tax-qualified accounts.

For the purpose of funding their Traditional IRA, Roth IRA, Archer Medical Savings Accounts, Tax Sheltered Accounts under section 403(b)(7) of the Internal Revenue Code and Coverdell Education Savings Accounts, current insurance agents of the State Farm Insurance Companies who are also registered representatives of State Farm VP Management Corp. (“Registered State Farm Agents”), Agency Sales Leaders (“SLs”), and the family members of such persons may purchase shares to fund any of these tax-qualified accounts.

“Family member” is defined as:

•	Spouse,

•	Lineal ascendants including:

•	parents

•	grandparents

•	step-parents

•	step-grandparents

•	great grandparents

•	step-great grandparents

•	Lineal descendants including:

•	children

•	grandchildren

•	great grandchildren

•	step children

•	court appointed foster children

•	legally adopted children

•	step-grandchildren

•	step-great grandchildren

•	Lineal descendant’s spouse

•	Siblings

•	brother

•	sister

•	step-brother

•	step-sister

•	Sibling’s spouse

If you are eligible to purchase Institutional shares as a “family member” of a Registered State Farm Agent or SL and that person dies, you may no longer establish new registrations with Institutional shares.

If you are a Fund Shareowner who is unable to establish new registrations with Institutional shares, you may nevertheless maintain and add to your existing registration(s).

If you acquired your Fund shares because another shareowner transferred those shares to you and if you are otherwise ineligible to invest in Institutional shares, you will be allowed to maintain your account. However, in these circumstances, you may not add to your account and you may not establish new registrations with Institutional shares.

Registered State Farm Agents, SLs, and family members (defined above) who are plan sponsors, administrators, trustees, or fiduciaries of a qualified retirement plan and the participants of that plan qualify to purchase shares for that plan. Registered State Farm Agents and SLs, who own (greater than 10%) or participate as an officer, director, or partner in a business which sponsors a qualified retirement plan and the participants of that plan qualify to purchase shares for that plan. Family members (as defined above) of Registered State Farm Agents and SLs, who own a sole proprietorship which sponsors a qualified retirement plan and the participants of that plan may purchase shares for that plan. Registered State Farm Agents, SLs and family members of such persons who are participants in a qualified retirement plan investing in the Funds may purchase shares to fund their individual accounts under that plan, even if the entire plan does not qualify to purchase shares as described above.

If you are a Fund Shareowner who is not eligible to invest in the Funds, you may maintain and add to your established registration(s), but you may not open any new registrations.

General Policies for Purchasing Shares and the Use of Telephone and the Internet to Initiate Transactions in Shares

If eligible, you may buy shares of any of the Funds by submitting a written order directly to State Farm VP Management Corp. at the address listed below, by contacting a State Farm VP Management Corp. Customer Service Representative at 1-800-447-4930 from 8:00 a.m. through 6:00 p.m. (Central Time) Monday through Friday (except holidays) or via the Internet. An interactive voice response (IVR) system provides access to most information and many transactions, 24 hours per day.

We will employ reasonable procedures to confirm that telephone and internet instructions are genuine. These procedures include recording telephone calls, requiring the use of a personal identification number for internet transactions, and sending you transaction confirmation statements. If the Manager and the Funds fail to comply with such procedures, they may be liable for any losses due to unauthorized or fraudulent instructions. However, the Funds, the Manager and their respective officers, directors, employees and

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agents will not be liable for acting upon instructions given, when reasonably believed to be genuine.

During periods of volatile economic and market conditions, you may have difficulty initiating a transaction by telephone or by the internet, in which case you should consider sending in your request by letter.

Telephone Transaction Privileges are automatically established for you unless you decline these privileges on the Application. If you currently do not have the Telephone Transaction Privileges but would like to sign up for these privileges, you may complete an Investor Account Services Form. Your signature on the Investor Account Services Form must be witnessed by a notary public.

Although the Application or the Investor Account Services Form authorize the Funds and the Manager to record all telephone instructions, the Funds may not honor telephone instructions unless permission to record is confirmed by the caller. Each Fund reserves the right at any time to suspend, limit, modify or terminate Telephone Transaction Privileges, but will not do so without giving you at least 30 days’ prior written notice.

Minimum Investments

Your initial and subsequent investment in each of the Funds has to meet these minimum requirements.

Minimum Investments

Initial Investment—To open an account by check or ACH (without an AIP*)	$1,000 per Fund
Initial Investment—To open an account by check or ACH (with an AIP)**	$1,000 per Fund
Subsequent investments by check, ACH, or AIP	$50 per Fund

*	AIP stands for Automatic Investment Plan.

The above minimum investment amounts do not apply to SEP IRAs, SIMPLE IRAs or accounts held under other employer-sponsored qualified retirement plans.

Distribution Payments to State Farm

State Farm VP Management Corp., the principal underwriter and distributor of the shares of State Farm Mutual Fund Trust, may enter into Distribution & Marketing Support Agreements pursuant to which State Farm VP Management Corp. receives compensation from mutual fund sponsors or investment advisers for providing distribution services. For further details regarding Distribution & Marketing Support Agreements to which State Farm VP Management Corp. is a party, please see the Trust’s SAI.

Shareholder Servicing Fees

Institutional Shares of each Fund pay a shareholder servicing fee of 0.25% per year of the average daily net assets to the Manager for providing ongoing account services to shareholders. Shareholder services include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

Calculating Net Asset Value

The offering price of the shares of each Fund is its NAV. NAV is calculated by adding all of the assets of a Fund, subtracting the Fund’s liabilities, then dividing by the number of outstanding shares. A separate NAV is calculated for each class of each Fund. We calculate the NAV of LifePath Funds based on the NAVs of the Underlying Funds. Each are calculated on the same day and determined as of 4:00 p.m. (Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business.

The NAV for each Fund is determined as of the time of the close of regular session trading on the NYSE (currently at 4:00 p.m., Eastern time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed. Each Fund values its assets at their current market value when market quotations are readily available. Securities for which readily available market quotations are not available, or for those quotations deemed not to be representative of market values, are valued by a method that the Board of Trustees believes will reflect a fair value. Fair value pricing typically is used when trading for a portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation or when a portfolio security has limited liquidity resulting in no market derived price. Securities also may be fair valued as a result of significant events that occur after the close of trading in markets within which the securities trade, but before the time at which the securities are valued for NAV calculation. Examples of significant events may include government action and acts of terrorism.

The intended effect of fair value pricing is to take into consideration all significant events, including those that have occurred between the time a security last traded and the time of NAV calculation, so that the NAV of a Fund fairly and accurately represents the value of the Fund’s holdings. Fair valuation may reduce the ability of a shareholder to take advantage of a lag between a significant change in the value of the Fund’s holdings and the reflection of that change in the Fund’s NAV.

Money market securities, other than U.S. Treasury securities, that mature within 60 days or less are valued using the amortized cost method, unless the Board of Trustees determines that this does not represent fair value.

All investments by the International Equity Fund and International Index Fund are valued in U.S. dollars based on the then prevailing exchange rate. Because each of these international funds invest in securities that are listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the foreign securities owned by these Funds may change on days when you will not be able to purchase or redeem the shares. The Trust’s Board of Trustees has adopted procedures to value non-U.S. securities (“foreign securities”) held by the International Equity Fund and the International Index Fund. The procedures require foreign securities held by these two Funds to be fair valued in certain circumstances using prices provided by a third-party pricing service. The Manager fair values foreign securities held by these two Funds on valuation days when the closing prices for such securities are determined not to reflect the market value of such securities as of the

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time the Funds compute their NAVs. The Manager uses systematic and objective standards to determine when the closing prices of the foreign securities held by the International Equity Fund and the International Index Fund do not reflect the market value of such securities. Specific information about how the Funds value certain assets is set forth in the SAI.

How To Buy and Sell Shares

Persons Purchasing, Exchanging or Selling Shares Through Plan Sponsors or Administrators

Retirement plan participants should refer to materials provided by their plan sponsor or plan administrator for information on how to invest in, exchange and redeem shares of the Funds.

Plan sponsors or administrators who have made arrangements with the Trust may receive orders from their plan participants to purchase, exchange or redeem shares of the Funds, generally on each business day. That night, all orders received by that plan sponsor or plan administrator prior to 4:00 p.m. Eastern time on that day are aggregated, and the plan sponsor or plan administrator generally places a net purchase and/or redemption order(s) for shares of the Funds on the morning of the next business day. These orders are normally executed at the NAV that was computed for each Fund as of 4:00 p.m. Eastern time the previous day.

Plan sponsors and plan administrators who choose not to enter into arrangements of the type described above will need to transmit orders for receipt by the Trust prior to 4:00 p.m. Eastern time in order for those orders to be executed at the NAV computed for that day.

The Trust’s Purchase Blocking Policy described under the heading “All Other Persons Purchasing, Exchanging or Selling Shares” applies to persons purchasing or exchanging shares through plan sponsors or plan administrators.

The Trust normally will wire redemption proceeds to the plan sponsor or plan administrator on the next business day after receipt of the redemption instructions by the Trust, but in no event later than seven days following receipt of such instructions. Redemptions of more than $500,000 of a Fund’s assets during any 90-day period by one shareowner will normally be paid in cash, but may be paid wholly or partly by a distribution in-kind of securities. If a redemption is paid in-kind, the redeeming shareowner may incur brokerage fees in selling the securities received.

Each Fund may suspend the right of redemption or postpone a redemption payment more than seven days during any period when (a) the NYSE is closed for other than customary weekend and holiday closings, (b) trading on the NYSE is restricted, (c) there are emergency circumstances as determined by the Securities and Exchange Commission, or (d) the Securities and Exchange Commission has by order permitted such suspension for the protection of shareowners of the Fund; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether any condition prescribed in (b) through (d) exists.

Anti-Money Laundering Compliance.    The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if you are not a U.S. resident or it does not contain your name, social security number, date of birth and permanent street address. This information may be compared to information obtained through third party sources where permitted by law. If we cannot verify this information your account may be restricted and/or closed. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above. The Manager and State Farm VP Management Corp., the Trust’s distributor, implement the Funds’ anti-money laundering program and have appointed an anti-money laundering compliance officer.

All Other Persons Purchasing, Exchanging or Selling Shares

The preceding discussion relates to how persons purchase, exchange and sell shares through plan sponsors and plan administrators. The following discussion relates to how all other persons purchase, exchange, and sell shares.

How To Buy Shares

In accordance with federal securities laws, orders are effected at the NAV per share next determined after receipt of the order in proper form by State Farm VP Management Corp. Receipt of an order in proper form means that State Farm VP Management Corp. have received complete purchase instructions and payment for shares.

If State Farm VP Management Corp. determine that the purchase instructions for your order are incomplete, State Farm VP Management Corp. will contact you to obtain the missing information and/or the missing documents necessary to make your purchase instructions complete. Your purchase order will not be processed until after the purchase instructions have been made complete and payment for the shares has been received.

All checks should be made payable to State Farm Mutual Funds. Third-party checks will not be accepted. All payments must be in U.S. dollars and must be drawn only on U.S. banks. The Funds reserve the right to reject any purchase order.

Purchase Blocking Policy.    The Funds are not designed to serve as a vehicle for frequent trading, including frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the Funds have determined could involve actual or

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potential harm to a Fund, may be rejected. Frequent trading of Fund shares may lead to increased costs to the Fund and less efficient management of the Fund’s portfolio, resulting in dilution of the value of the shares held by long term shareholders.

The Trust’s Board of Trustees has approved policies and procedures with respect to frequent purchases and redemptions of Fund shares. Under the Trust’s “Purchase Blocking Policy,” any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $2,500 or more from a Fund (other than the Money Market Fund) will be precluded from investing in that Fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. The Funds will work with intermediaries to develop such procedures or other procedures that the Funds determine are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or one that achieves the objective of this policy.

Under the Funds’ purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

•	Systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;

•	Employer sponsored retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan record keeper’s system;

•	Purchase transactions involving external transfers of assets and external rollovers; and

•	Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

Notwithstanding the Funds’ purchase blocking policy, all transactions in Fund shares remain subject to the Funds’ right to restrict potentially abusive trading generally (including the types of transaction described above that will not be prevented or trigger a purchase block under the policy). For instance, each Fund reserves the right, in its sole discretion, to reject purchases when, in the judgment of the Manager, the purchase would not be in the best interest of the Fund.

Anti-Money Laundering Compliance.    The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if you are not a U.S. resident or if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above. The Manager and State Farm VP Management Corp., the Trust’s distributor, implement the Funds’ anti-money laundering program.

Opening and Adding to an Account

By Writing to the Manager.    To open a new account in writing, complete and sign the Application and mail it to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548, together with a check made payable to “State Farm Mutual Funds” or a properly completed ACH authorization to debit the account for the minimum initial investment. Send Express Overnight mail to: State Farm Mutual Funds, 430 W. 7th Street, Kansas City, Missouri 64105-1407. You may obtain an Application by calling the Mutual Funds Response Center at 1-800-447-4930. You may make subsequent investments at any time by mailing a check to the Manager, payable to State Farm Mutual Funds, along with the detachable investment slip found at the top of your confirmation statement. You may also send a letter of instruction indicating your account registration, account number and the Fund name.

By Telephone.    With the Telephone Investment Privilege, you can purchase additional Fund shares by having the Fund make an electronic withdrawal from your predesignated bank account. You can establish or change bank instructions on an existing account by mail or fax as long as the bank account and mutual fund account owner(s) are the same and a voided check is submitted. If the bank account owner and mutual fund account owner(s) are different, mail a written request signed by each shareholder and at least one bank account owner, with all signatures witnessed by a notary public along with a voided check to: State Farm Mutual Funds, PO Box 219548, Kansas City, MO 64121-9548.

You may also establish bank instructions via www.statefarm.com. If bank instructions are added via www.statefarm.com, you may not redeem to this account for 15 calendar days.

Further documentation may be required for corporations, partnerships, trusts and other entities. To make a telephone investment, call 1-800-447-4930.

By the Internet.    Visit our web site at www.statefarm.com. If you would like to open an account, print and complete the Application and mail it along with your personal check or an ACH authorization to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548. If you would like to add to your account that has already been established, follow the instructions presented on the screen.

By Automatic Investing.    The automatic investment plan allows you to make recurring investments in a Fund through automatic transfers from your bank account. To sign up, complete the appropriate section of the Application or get an Investor Account

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Services Form by calling 1-800-447-4930. You can make periodic investments, after the initial funding of your account, of $50 or more by authorizing a Fund to withdraw funds from your bank or credit union account. Automatic investing may not be established until you meet the $1,000 initial investment minimum per Fund. There is no charge to participate in the automatic investment plan. You can stop the withdrawals at any time by notifying your State Farm VP Management Corp., by writing the Manager, or by contacting a Customer Service Representative at 1-800-447-4930.

General Policies On Buying Shares

•	Your purchase order must be received by 4:00 p.m., Eastern time to get that day’s NAV.

•

All checks must be payable in U.S. dollars, drawn on a U.S. bank and made payable to “State Farm Mutual Funds” (not State Farm VP Management Corp.). Cash, credit cards and debit cards are not acceptable forms of purchase. Forms of purchase such as second party checks, third party checks and Cyber-Chex generally are not acceptable.

•

Unless you instruct otherwise, all of your income dividends and capital gain distributions will be reinvested in your account. For non tax-qualified accounts, you may at any time request to have your income dividends and capital gain distributions paid to you in cash. For tax-qualified accounts refer to the plan documents for dividend and capital gain distribution provisions. You cannot elect to receive a check for an income dividend and/or a capital gain distribution if the amount payable is less than $10.

•	Stock certificates will not be issued.

•

The Manager will send to you an immediate confirmation of each transaction with the exception of transactions pursuant to: the automatic investment plan, the systematic withdrawal program, and transactions within Employer Sponsored Retirement Plans. You will receive confirmation of these transactions promptly after the end of each calendar quarter.

•

Persons who own Fund shares through a qualified retirement plan such as a 401(k) plan should refer to documents provided by their plan sponsor or administrator for any additional information related to buying shares.

•

Each Fund reserves the right, in its sole discretion, to reject purchases when, in the judgment of the Manager, the purchase would not be in the best interest of the Fund. No order to purchase shares is binding on a Fund until it has been confirmed in writing and the Fund has received payment.

•

You are required by federal regulations to certify your taxpayer identification or Social Security number when opening your account. Failure to provide an identification number could subject you to backup withholding on any distributions, redemptions, or disbursements from your account. Further, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale.

Inquiring About Transactions

You should review your confirmation statements thoroughly when received. The Manager employs reasonable procedures to ensure the proper and accurate processing of all transactions. In the event a transaction occurs in your account in error, you must notify the Manager via telephone or in writing within 30 days of receipt of your quarterly account statement of such error.

How To Exchange Shares

You may exchange your shares for shares of another Fund as follows:

In Writing.    A written exchange request must be signed by all of the owners of the account, must be sent to the Manager, and must clearly indicate your account number, account registration and the Fund names and the number of shares or the dollar amount you wish to exchange. Send your request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548.

By Telephone.    With the Telephone Exchange Privilege, you may call the Manager and request an exchange. You must identify the existing account by giving the Fund’s name, registration of the account and account number, and must specify the dollar amount or number of shares to be exchanged and the Fund to which the exchange should be made.

By the Internet.    You can exchange shares of one Fund for another through our web site at www.statefarm.com. Follow the instructions presented on the screen.

General Policies on Exchanging Shares

Exchange Limitations.    Because excessive exchanges can disrupt management of a Fund and increase the Fund’s cost for all shareowners, the Trust places certain limits on the exchange privilege through the Purchase Blocking Policy. See the section of this prospectus on “How to Buy Shares.”

•	The Funds have the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with exchange policies.

•

The Manager reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. An exchange request can be rejected because of the timing or amount of the investment or because of a history of excessive trading by the investor.

•

An exchange will be effective on the day your request is received, if it is received by State Farm VP Management Corp. before the Funds calculate their NAVs on that day; a request received after the time the NAV is calculated will be effective at the next calculated NAV. All Funds calculate their NAVs as of the close of regular session trading on the NYSE (currently at 4:00 p.m., Eastern time) each day the NYSE is open for business.

•	You have to meet the minimum investment requirements of the Fund into which you are exchanging.

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•	There is no charge for exchanges provided you exchange your shares for the same class of another Fund.

•

The Funds may refuse any exchange purchase if: (1) the Manager believes the Fund would be harmed or unable to invest effectively; or (2) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

•	An exchange is a sale of shares from one Fund and the purchase of shares of another Fund for federal income tax purposes, which may produce a taxable gain or loss in a taxable account.

•	Before making an exchange please read the description of the Fund to be purchased.

•	The Trust may terminate or modify the exchange program at any time, but the Trust will seek to give shareholders at least 60 days notice prior to such change.

•

Persons who own Fund shares through a qualified retirement plan, such as a 401(k) plan, should refer to documents provided by their plan sponsor or administrator for any additional information related to exchanging shares.

How To Redeem Fund Shares

You may redeem shares of any of the Funds by the internet, by contacting State Farm VP Management Corp., by sending a written request, by telephone, by using our systematic withdrawal program, or by exchanging into another Fund.

In Writing.    You may redeem all or any portion of your shares by sending a written request to the Manager:

State Farm Mutual Funds

P.O. Box 219548

Kansas City, Missouri 64121-9548

Your redemption request must clearly identify the exact name in which your account is registered, your account number, the Fund name and the number of shares or dollar amount you wish to redeem.

The shareowner of record must sign the redemption request including each joint holder of a joint account. The Fund reserves the right to require further documentation in order to verify the authority of the person seeking to redeem. If you request a redemption of more than $250,000, your signature must be guaranteed as described under “Signature Guarantee.”

By Telephone.    With the Telephone Redemption Privilege, you can redeem shares by calling 1-800-447-4930. You may redeem shares by telephone up to and including $100,000 if the proceeds are to be sent to the address of record, or you may redeem up to the entire value of your account if the proceeds are to be electronically transferred to a predesignated bank account.

By The Internet.    Visit our website at www.statefarm.com, and follow the instructions presented on the screen.

Systematic Withdrawal Program.    You may have a specified dollar amount withdrawn from your account, payable to you or to another designated payee on a monthly, quarterly, semiannual or annual basis. You designate the day during the chosen period that you would like the shares to be redeemed. If the day selected for your systematic withdrawal plan falls on a scheduled non-business day, such as a customary weekend or holiday closing of the NYSE, the transaction will be processed on the previous business day unless the day selected falls on the first day of the period. Under these circumstances it will be processed the following business day.

Example 1: If you choose to have your withdrawal on the tenth of each month and the tenth falls on a Saturday during a particular month, the transaction will be processed on the ninth.

Example 2: If you choose to have your withdrawal on the first of each month and the first falls on a Saturday during a particular month, the transaction will be processed on the third since this would be the first business day during that period.

If the day scheduled for your systematic withdrawal plan falls on a non-scheduled non-business day, such as the closing of the NYSE as a result of a weather event, the transaction will be processed on the next business day. To redeem shares through a systematic withdrawal plan, complete an Investor Account Services Form for shares held in a taxable account or a Distribution Request Form for shares held in a tax-qualified account. You can obtain copies of these forms by calling 1-800-447-4930. Once you have established a redemption program through a systematic withdrawal plan, you can change the amount, the frequency, or the payment date of the systematic withdrawal by calling 1-800-447-4930, if you have Telephone Redemption Privileges.

You should not purchase additional shares of a Fund at the same time you are participating in the systematic withdrawal plan because the withdrawal will be a taxable redemption and may produce taxable gain or loss. The Trust reserves the right to amend the systematic withdrawal program on 30 days’ notice. The program may be terminated at any time by the Trust. You will not be permitted to purchase shares by an Automatic Investment Plan if you are participating in the systematic withdrawal program.

General Redemption Policies:

•

Each Fund will redeem shares at the Fund’s NAV next determined after receipt by the Fund of a proper request for redemption. Receipt of an order in proper form means State Farm VP Management Corp. has received complete redemption instructions from you.

•

Under normal circumstances, a Fund expects to redeem shares in cash by mailing a check to the shareowner(s) address of record or by electronically transferring cash to the shareowner(s) pre-designated bank account. To meet redemption requests, a Fund typically will use cash or cash equivalents in its portfolio or will sell portfolio assets to generate cash.

•

During periods of stressed market conditions, when a significant portion of a Fund’s portfolio may include less-liquid investments, a Fund may be more likely to limit cash redemptions and may determine to pay redemption proceeds by (i) borrowing under a line of credit agreement it has entered into with an affiliate of the

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Manager, and/or (ii) transferring portfolio securities in-kind to you. Redemptions of more than $500,000 during any 90-day period by a shareowner may be paid in whole or in part by a distribution in-kind of securities. If a redemption is paid in-kind, the redeeming shareholder may incur brokerage fees in selling the securities received. The Statement of Additional Information includes more information about the Funds’ line of credit agreement with an affiliate of the Manager.

•

If you request, redemption proceeds will be sent electronically to your pre-designated bank account. The electronic transfer will be completed either through the ACH method or, under certain circumstances, the wire transfer method. With the ACH method, the redemption proceeds usually will be deposited in your pre-designated bank account within two or three business days after the processing of the redemption request. With the wire transfer method, the redemption proceeds usually will be deposited in your pre-designated bank account on the next business day after the Fund’s receipt of the redemption request in proper form.

•

In some circumstances, you may request expedited delivery or wire transfer of your redemption proceeds. A fee may be deducted from your redemption proceeds for this service. There currently is no charge for electronic transfers using the ACH method. Your bank may charge additional fees for electronic transfers you initiate.

•

Regardless of the method a Fund uses to pay redemption proceeds to a shareowner(s) (by check or by electronic transfer to the shareowner(s) pre-designated bank account), the Fund typically will send redemption proceeds to the shareowner(s) within one or two business days after the redemption request is received by the Fund in proper form, but in any event, within seven days. Each Fund reserves the right to send redemption proceeds within seven days after receiving a redemption request in proper form if, in the judgment of the Manager, an earlier payment could adversely affect the Fund.

•

Each Fund may suspend the right of redemption or postpone a redemption payment more than seven days during any period when (a) the NYSE is closed for other than a customary weekend or holiday, (b) trading on the NYSE is restricted, (c) an emergency exists making disposal of securities owned by the Fund or valuation of its assets not reasonably practicable, or (d) the Securities and Exchange Commission has by order permitted such suspension for the protection of shareowners of the Fund; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether any conditions prescribed in (b) through (d) exists.

•	For IRA withdrawals, a shareowner should complete the Distribution Request Form which can be obtained by calling 1-800-447-4930 or by visiting our website at www.statefarm.com.

•

Persons who own Fund shares through a qualified retirement plan such as a 401(k) plan should refer to documents provided by the plan sponsor or administrator for any additional information related to redeeming shares.

•	Further documentation may be required for corporations, partnerships, trusts and other entities.

•

If you try to redeem shares paid for by check or electronic transfer soon after they have been purchased, the Fund may delay sending the redemption proceeds until it can verify the payment of the purchase price of the shares has been, or will be, collected. The Fund will employ reasonable verification measures. A Fund will not delay paying redemption proceeds under this policy beyond the period that ends 15 days after you purchased the shares that are being redeemed.

•	Redemptions may be restricted in the event of bankruptcy proceedings or other legal proceedings involving the shareowner(s).

•

You may change your address of record by calling 1-800-447-4930, or by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, MO 64121-9548. If you request an address change by telephone, redemption proceeds will be sent to the former address during the fifteen day period after the Manager receives your request unless the redemption request is in writing with all signatures witnessed by a notary public.

•

You can establish or change bank instructions on an existing account by mail or fax as long as the bank account and mutual fund account owner(s) are the same and a voided check is submitted. If the bank account owner(s) and mutual fund account owner(s) are different, mail a written request signed by each mutual fund account owner(s) and at least one bank account owner, with all signatures witnessed by a notary public, along with a voided check to: State Farm Mutual Funds, P.O. Box 219548, Kansas City, MO 64121-9548.

•	Once the Manager has received your redemption request, you may not cancel or revoke it. We cannot accept a redemption request that specifies a particular date or price or any other conditions.

Account Closure and Account Fee

The following policies apply to any shareowner who meets the below conditions:

•

If the balance in any of your accounts (other than a Traditional IRA, Roth IRA, Coverdell Education Savings Account, Archer Medical Savings Account, SEP IRA, SIMPLE IRA, Tax Sheltered Accounts under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) falls below $250 at the close of business on the second business day of November, the Fund may redeem the shares in such account (with such redemption to occur on the same business day in November), send the proceeds to you at your address of record and close your account. This does not apply to accounts that as of the second business day of November have been open for less than 12 months. Accounts closed under this policy may be reopened with an initial investment of $1,000 per Fund. The Manager may waive redemption and closure of an account under this policy, in its discretion.

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•

Because servicing smaller accounts is very expensive, if the balance in any of your accounts falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e., the second business day of March, June, September and December), through redemptions or any other reason, each of your accounts (other than SEP IRAs, SIMPLE IRAs, Archer Medical Savings Accounts, Tax Sheltered Accounts under §403(b)(7) of the Internal Revenue Code or accounts held under other employer-sponsored qualified retirement plans) with a balance below $5,000 will be charged an account fee of $10.00 for the quarter. We will deduct the account fee from the account on the second business day of the last month of the calendar quarter by redeeming shares from your account. Please note that you may incur tax Liability as a result of the redemption. The account fee will not apply to accounts that as of the second business day of the last month of the calendar quarter were open for less than 12 months. The account fee does not apply to your account if on the second business day of the last month of the calendar quarter the value of your account and the value of all other accounts,

•	identified with the same primary taxpayer identification number, and/or

•	identified with the same primary address as your account,

have an aggregate market value equal to at least $25,000. The Manager may waive this fee, in its discretion and, if not waived, the fee will be retained by the Manager.

Signature Guarantee

A signature guarantee is a written representation, signed by an officer or authorized employee of the guarantor, that the signature of the shareowner is genuine. The guarantor must be an institution authorized to guarantee signatures by applicable state law. Such institutions include banks, broker-dealers, savings and loan associations and credit unions. A notary public cannot provide a signature guarantee.

The signature guarantee is required:

•

on the written request for redemption that exceeds $250,000, which clearly identifies the exact name in which the account is registered, the account number, the Fund name and the number of shares or the dollar amount to be redeemed

•	if you request that a redemption check be made payable to a qualified charity, that request must be signed and accompanied by a signature guarantee of the registered owner

•

if you request to transfer Fund shares from an existing account to another account which does not have identical owners (i.e., transferring shares from an account owned by Mary Doe to an account owned by John & Mary Doe), that request must be signed and accompanied by a signature guarantee of each registered owner of the account from which shares are being transferred

The Funds will waive the requirement for a signature guarantee if:

•

you are requesting to transfer assets held in a State Farm Traditional IRA, Roth IRA, or Coverdell Education Savings Account to another custodian that is a member of the National Securities Clearing Corporation (“NSCC”) and subscribes to NSCC’s transfer of retirement asset service

•

you request to redeem shares in your account and reinvest the proceeds into a product sold by State Farm VP Management Corp. or into a product sponsored by a company that controls, is controlled by or is under common control with State Farm VP Management Corp. For this exception to apply, the product into which you are reinvesting redemption proceeds must have an account registration identical to the registration of your Fund account.

Excessive Trading/Market Timing

The Manager believes that the Funds are appropriate for a long term investment by a shareholder who can accommodate short-term price volatility. The Funds may also be appropriate as a diversifier of other investments. The Funds are not an appropriate investment for short-term investors who desire to trade the Funds frequently in anticipation of, or reaction to, short term market price movement.

An investment strategy some investors follow is commonly referred to as market timing. The Trust defines market timing as transacting into or between mutual funds on a frequent, short term basis, in anticipation of short term movements of share prices within those mutual funds. This is not an investment strategy supported by the Trust. The Trust does not accommodate shareholders who want to engage in market timing. The Trust attempts to identify and discourage market timing. Do not invest with the Trust if you desire to follow a market timing strategy.

Certain Funds may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Fund invests a significant portion of its assets in foreign securities, the Fund may be more susceptible to a time zone arbitrage strategy in which an investor seeks to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market, but prior to the pricing of the Fund’s shares. A Fund that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to engaging in a time zone arbitrage strategy).

The Trust attempts to identify and discourage market timing because of the possible risks frequent purchases and redemptions present to shareholders and the portfolio management of the Funds. Market timing risks include the dilution in value of Fund shares held by the Fund’s other shareholders; interference with the efficient management of the Fund’s portfolio; and increased administrative costs for all Fund shareholders. The Board of Trustees for the Trust has adopted the following policies and procedures to discourage market timing:

•	Each Fund reserves the right to reject any purchase request, including exchanges from other Funds. A purchase request could be rejected due to its timing, amount or history of trading.

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•

All Funds except the Money Market Fund restrict certain purchases that follow share redemptions. For further details, see the “Purchase Blocking Policy” section of “How to Buy Shares” in this prospectus.

There is no guarantee that the Funds will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. We apply our market timing policies and procedures, including any and all restrictions, to all investors without special arrangement, waiver or exception. Because we cannot guarantee that our market timing policies and procedures will detect every market timer, investors bear the risk that frequent exchange or transfer activity may occur, resulting in dilution of the value of Fund shares, interference with efficient management of the Funds’ portfolios, and increases in brokerage and administrative costs to the Funds.

Certain shares of the Trust are held in omnibus accounts. When held in omnibus accounts, Trust shares are held in the name of an intermediary, such as a qualified retirement plan, on behalf of multiple beneficial owners, such as plan participants. With respect to Trust shares held in some omnibus accounts, the Trust is not able to identify trading by particular beneficial owners, which makes it difficult or impossible for the Trust to determine if a particular beneficial owner is engaged in frequent trading. The techniques used by the Trust and its intermediaries are not anticipated to identify all frequent trading by beneficial owners of Trust shares held in omnibus accounts. Therefore, the Trust’s market timing restrictions will not apply to all shares held in omnibus accounts.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures regarding the disclosure of each Fund’s portfolio securities is available in the SAI.

Arbitration Agreement

Your account application may include an arbitration agreement. If so, the following is the terms of that agreement.

This agreement contains a pre-dispute arbitration clause. By signing an arbitration agreement the parties agree as follows:

1.	All parties to this agreement are giving up the right to sue each other in court, including the right to a trial by jury, except as provided by the rules of the arbitration forum in which a claim is filed.

2.	Arbitration awards are generally final and binding; a party’s ability to have a court reverse or modify an arbitration award is very limited.

3.	The ability of the parties to obtain documents, witness statements, and other discovery is generally more limited in arbitration than in court proceedings.

4.	The arbitrators do not have to explain the reason(s) for their award.

5.	The panel of arbitrators will typically include a minority of arbitrators who were or are affiliated with the securities industry.

6.	The rules of some arbitration forums may impose time limits for bringing a claim in arbitration. In some cases, a claim that is ineligible for arbitration may be brought in court.

7.	The rules of the arbitration forum in which the claim is filed, and any amendments thereto, shall be incorporated in this agreement.

Arbitration Agreement:    I agree to arbitrate any dispute, claim or controversy that may arise between me and State Farm VP Management Corp., its parents and affiliates, and their officers, directors, employees, agents, independent contractor agents and independent contractor agents’ employees relating to this account or in any way arising from my relationship with State Farm VP Management Corp. Such arbitration will be conducted before and according to the arbitration rules of the Financial Industry Regulatory Authority (“FINRA”) or its successor. Any arbitration award shall be final and binding and judgment on it may be entered in any court having jurisdiction.

No person shall bring a putative or certified class action arbitration, nor seek to enforce any pre-dispute arbitration agreement against any person who has initiated in court a putative class action; or who is a member of a putative class who has not opted out of the class with respect to any claims encompassed by the putative class action until (i) the class certification is denied; or (ii) the class is decertified; or (iii) the customer is excluded from the class by the court. Such forbearance to enforce an agreement to arbitrate shall not constitute a waiver of any rights under the agreement except to the extent stated herein.

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SHARED DELIVERY

Shared Delivery of Prospectus and Fund Reports.    The rules governing mutual funds require each of the Funds semiannually to furnish to its shareowners a report containing that Fund’s financial statements and the Funds generally send each new prospectus to all shareowners. The Funds also send proxy statements to shareowners whenever there is a shareowners’ meeting. Except in the case of certain employer- sponsored retirement plans, each Fund intends to send one copy of each report, prospectus and proxy statement to an address shared by more than one shareowner (commonly referred to as “householding” delivery). By signing the Account Application, you consent to the “householded” delivery of the reports, prospectuses and proxy statements unless and until you revoke your consent by notifying the Fund as set forth below.

Revocation of Shared Delivery.    If you want to receive an individual copy (rather than a shared or “householded” copy) of a Fund’s report, prospectus or proxy statement contact the Manager to request individual delivery by writing to State Farm Investment Management Corp., P.O. Box 219548, Kansas City, Missouri 64121-9548 or by telephone at 1-800-447-4930. You may revoke your consent at any time. The Fund will commence sending individual copies within 30 days after it receives notice that you have revoked your consent.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund intends to distribute substantially all of its net investment income and any net capital gain realized from sales of its portfolio securities.

The Equity Fund, Equity Index Funds, Small/Mid Cap Equity Fund, Equity and Bond Fund, International Equity Fund and the LifePath Funds declare and pay dividends and capital gain distributions, if any, at least annually.

The Bond Fund and the Money Market Fund declare dividends daily and pay dividends monthly on the last business day of the month. Capital gain distributions from these Funds, if any, are generally paid annually.

If the Manager has not received payment for your purchase of shares of the Bond Fund and the Money Market Fund, you will not be credited with any declared daily dividend until the day on which the Manager receives the payment. The Manager receives payment for your purchase of shares upon receipt of your check or ACH authorization.

All dividends and capital gain distributions from a Fund are automatically reinvested in shares of that Fund on the reinvestment date, unless you previously have elected to receive dividends and distributions in cash.

Dividends and distributions from any Fund may be automatically invested in an existing, identically registered account in any other Fund of the same share class at NAV. This service is only available for non-retirement accounts. You may elect this option on your account application.

When you purchase Fund shares, a Fund’s net asset value may reflect undistributed income or undistributed capital gains. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you. You may want to avoid buying a dividend.

Taxes On Distributions.    Distributions from each Fund are generally subject to federal income tax, and may be subject to state or local taxes. If you are a U.S. citizen residing outside the United States, your distributions may also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares.

For federal tax purposes, a Fund’s income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains, no matter how long you have held your Fund shares.

Dividends declared in October, November, or December that are paid to you by the end of the following January are taxable to you as if they were received in the year they are declared.

If you are an individual and you meet certain holding period requirements with respect to your Fund shares, “qualified dividend income” distributed to you by a Fund may also be eligible for taxation at long-term capital gain rates.

Every January, the Funds will send you and the Internal Revenue Service (“IRS”) a statement called Form 1099 showing the sources and amounts of taxable distributions you received in the previous calendar year.

Foreign Taxes.    A Fund may receive income from sources in foreign countries, and that income may be subject to foreign taxes at its source. If your Fund pays non-refundable taxes to foreign governments during the year, those taxes will reduce that Fund’s dividend. You may be able to claim a credit or deduction on your tax return for your share of foreign taxes paid by a Fund for a particular year if more than 50% of its total assets consists of stock or securities in foreign corporations and the Fund makes a special tax election for such year whereby each of its shareholders includes in his gross income and treats as paid by him his proportionate share of such foreign taxes. It is expected that only International Equity Fund and International Index Fund may qualify for this election. If a Fund makes this election, we will send you detailed information about the foreign tax credit or deduction for that year.

Taxes On Transactions.    A redemption is a sale for federal income tax purposes. Your redemption proceeds may be more or less than your cost basis depending upon the NAV at the time of the redemption and, as a result, you may realize a capital gain or loss. Gain or loss is computed on the difference between the amount you receive in exchange for the shares redeemed and their basis.

An exchange of any Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares at their fair market value and any gain on the transaction may be subject to federal income tax.

Whenever you sell shares of a Fund, you will receive a confirmation statement showing how many shares you sold and at what price. You also will receive a year-end statement every January. Also in January, the Funds will send you and the IRS a statement called Form 1099 showing the sources and gross proceeds of any taxable sales or exchanges from the previous year. This will help you or your tax preparer to determine the tax consequences of each redemption. However, be sure to keep your regular account statements; their information will be essential in calculating the amount of your capital gains or losses.

For shares acquired on January 1, 2012 or later, cost basis will be reported to you and the IRS for any 1099-B reportable transactions (e.g., redemptions and exchanges). The cost basis accounting method you select will be used to report transactions. If you do not select a cost basis accounting method, the fund’s default method, Average Cost, will be used. Also, shares acquired prior to January 1, 2012 will generally be depleted before those acquired after January 1, 2012.

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Medicare Tax.    A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. Net investment income does not include exempt-interest dividends. The Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Taxes for Tax-Qualified Accounts.    Participants who own Fund shares in tax-qualified accounts will not be subject to federal income taxes on either dividends or capital gain distributions paid by the Funds to the accounts when reinvested. Instead, participants who own Fund shares in tax-qualified accounts may be taxed when they take distributions from their accounts. Depending on the type of tax-qualified account, there are various restrictions on eligibility, contributions and withdrawals. You should consult with a tax professional on the specific rules governing your own situation.

The above discussion reflects only legislation that is currently in effect. In addition, there have been proposals for other changes in federal tax law. It is possible that future federal tax legislation could be enacted that will have an adverse impact of the Funds or shareholders.

This prospectus provides general tax information only. It is not intended as tax advice applicable to your own personal situation. You should consult your own tax advisor for information about a Fund’s tax consequences that is specific to you.

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FINANCIAL HIGHLIGHTS

State Farm Mutual Fund Trust (the “Trust”), Securities Act of 1933 Act registration file number 333-42004, included the Funds’ financial highlights on pages 194-223 of the Trust’s annual report for the period ending December 31, 2017. Those financial highlights are incorporated in this prospectus by reference.

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BUSINESS CONTINUITY PLAN DISCLOSURE FOR STATE FARM VP MANAGEMENT CORP.

State Farm VP Management Corp. has developed a Business Continuity Plan on how we will respond to events that significantly disrupt our business. Since the timing and impact of disasters and disruptions is unpredictable, we will have to be flexible in responding to actual events as they occur. With that in mind, we are providing you with this information on our business continuity plan.

Contacting Us—After a significant business disruption contact us as you usually do at 1-800-447-4930. Our plan is to have that number working as soon as possible after a disruption. You may also go to our web site at statefarm.com®.

Our Business Continuity Plan—We plan to quickly recover and resume business operations as soon as possible after a significant business disruption and respond by safeguarding our employees and property, making a financial and operational assessment, protecting the firm’s books and records, and allowing our customers to transact business. In short, our business continuity plan is designed to permit our firm to resume operations as quickly as possible, given the scope and severity of the significant business disruption.

Our business continuity plan addresses: data back-up and recovery; all mission critical systems; financial and operational assessments; alternative communications with customers, employees, and regulators; alternate physical location of employees; critical supplier, contractor, bank and counter-party impact; regulatory reporting; and procedures to help ensure that our customers have prompt access to their funds and securities if we are unable to continue our business.

Our business continuity plan may be revised or amended. If changes are made, an updated summary will be promptly posted on our website (statefarm.com® ) or you may obtain an updated summary by calling us at the number below and requesting that a written copy be mailed to you.

Varying Disruptions—Significant business disruptions can vary in their scope, such as only our firm, a single building housing our firm, the business district where our firm is located, the city where we are located, or the whole region. Within each of these areas, the severity of the disruption can also vary from minimal to severe. In a disruption to only our firm or a building housing our firm, we may transfer our operations to a local site when needed and expect to recover and resume business within 1 business day. In a disruption affecting our business district, city, or region, we will transfer our operations to a site outside of the affected area, and expect to recover and resume business within 3 business days. In either situation, we plan to continue in business, transfer operations if necessary, and notify you through our web site statefarm.com®, or our customer number how to contact us. In the unlikely event that the significant business disruption is so severe that it prevents us from remaining in business, our plan provides procedures to help ensure that our customers have prompt access to their funds and securities.

In all of the situations described above, in light of the various types of disruptions that could take place and that every emergency poses unique problems, it may take longer to resume operations during any particular disruption. If you have questions about our business continuity planning, you can contact us at 1-800-447-4930.

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ADDITIONAL INFORMATION ABOUT THE FUNDS

State Farm Mutual Fund Trust (the “Trust”), Securities Act of 1933 Act registration file number 333-42004, included the Funds’ financial highlights on pages 194-223 of the Trust’s annual report for the period ending December 31, 2017. Those financial highlights are incorporated in this prospectus by reference. Additionally, you can obtain more information about the Trust’s investments and performance in its semiannual and annual reports to shareowners. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. You may also wish to read the SAI for more information about the Funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated in this prospectus by reference.

You can obtain free copies of the Trust’s semi-annual and annual report and the SAI, request other information, and discuss your questions about the Funds by writing or calling:

State Farm Mutual Funds

P.O. Box 219548

Kansas City, MO 64121-9548

800-447-4930

The Trust also makes its SAI, semi-annual report and annual report available free of charge at its website, https://www.statefarm.com/finances/mutual-funds/manage-your-accounts/institutional-prospectuses-reports

Public Information.    You can review and copy information about the Trust and each Fund, including the SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. You may obtain information on the operation of the public reference room by calling the Commission at 1-202-551-8090. Reports and other information about the Trust and the Funds also are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, 100 F Street, NE, Washington, D.C. 20549-1520.

For purposes of any electronic version of this prospectus, any URL is an inactive textual reference only. We have taken steps to ensure that all URLs in this prospectus were inactive at the time we created any electronic version of this prospectus.

Securities Investor Protection Corporation (SIPC).    You may obtain information about SIPC, including the SIPC brochure, at www.sipc.org or calling (202) 371-8300.

State Farm Mutual Funds® are offered by:

State Farm VP Management Corp.

One State Farm Plaza

Bloomington, Illinois 61710-0001

1-800-447-4930

www.statefarm.com

INVESTMENT CO. ACT FILE NO. 811-10027

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P.O. Box 219548 Kansas City, MO 64121-9548

120-4683.20-CH	Printed in U.S.A.

STATE FARM MUTUAL FUND TRUST

	Class A Ticker Symbol	Premier Ticker Symbol	Class B Ticker Symbol	Legacy Class B Ticker Symbol	Institutional Class Ticker Symbol	Class R-1 Ticker Symbol	Class R-2 Ticker Symbol	Class R-3 Ticker Symbol
State Farm Equity Fund	SNEAX	SLEAX	SNEBX	SLEBX	SLEIX	SREOX	SRETX	SREHX
State Farm Small/Mid Cap Equity Fund	SSNAX	SFSAX	SSNBX	SFSBX	SFEIX	RSEOX	RSETX	RSEHX
State Farm International Equity Fund	SNIAX	SFFAX	SNIBX	SFFBX	SFIIX	RIEOX	RIETX	RIEHX
State Farm S&P 500® Index Fund	SNPAX	SLIAX	SNPBX	SLIBX	SFXIX	RSPOX	RSPTX	RSPHX
State Farm Small Cap Index Fund	SNRAX	SMIAX	SNRBX	SMIBX	SMIIX	RSIOX	RSITX	RSIHX
State Farm International Index Fund	NFSAX	SIIAX	NFSBX	SIIBX	SFFFX	RIIOX	RIITX	RIIHX
State Farm Equity and Bond Fund	NBSAX	SLBAX	NBSBX	SLBBX	SEBIX	REBOX	REBTX	REBHX
State Farm Bond Fund	BNSAX	SFBAX	BNSBX	SFBBX	SFBIX	SRBOX	SRBTX	SRBHX
State Farm Tax Advantaged Bond Fund	TANAX	SFTAX	TANBX	SFTBX	N/A	N/A	N/A	N/A
State Farm Money Market Fund	MNAXX	SAAXX	MNBXX	SABXX	SAIXX	SFIXX	SFWXX	SFEXX
State Farm LifePath® Retirement Fund	NILAX	SLRAX	NILBX	SLRBX	SLRIX	RLROX	RLRTX	RLRHX
State Farm LifePath® 2020 Fund	NLWAX	SAWAX	NLWBX	SAWBX	SAWIX	RAWOX	RAWTX	RAWHX
State Farm LifePath® 2030 Fund	NLHAX	SAYAX	NLHBX	SAYBX	SAYIX	RAYOX	RAYTX	RAYHX
State Farm LifePath® 2040 Fund	NLOAX	SAUAX	NLBOX	SAUBX	SAUIX	RAUOX	RAUTX	RAUHX
State Farm LifePath® 2050 Fund	NLPAX	NLPPX	N/A	N/A	N/A	RAVRX	RAVSX	N/A

One State Farm Plaza

Bloomington, Illinois 61710-0001

(800) 447-4930

STATEMENT OF ADDITIONAL INFORMATION

Dated May 1, 2018

This Statement of Additional Information (“SAI”) is not a prospectus but provides information that you should read in conjunction with the State Farm Mutual Fund Trust (the “Trust”) prospectuses (together referred to as “Prospectus”) dated May 1, 2018. This SAI relates to all classes of the separate investment portfolios of the Trust listed above (each a “Fund” and together the “Funds”). The audited financial statements for State Farm Mutual Fund Trust for the period ended December 31, 2017 are incorporated into this SAI by reference from the Trust’s annual report to shareholders. You may obtain a copy of the Prospectus, the annual report or the semi-annual report at no charge by writing or telephoning State Farm Mutual Fund Trust at the address or telephone number shown above.

INFORMATION ABOUT THE FUNDS

State Farm Mutual Fund Trust (the “Trust”) is an open-end management investment company organized as a business trust under the laws of the State of Delaware on June 8, 2000. The Trust consists of fifteen separate funds, each of which has its own investment objective, investment policies, restrictions and risks. This SAI relates to all of the Trust’s fifteen funds (each a “Fund,” and collectively, the “Funds”).

The Trust issues a separate series of shares of beneficial interest for each Fund representing fractional undivided interests in that Fund. As described in the section of the Prospectus entitled “Dividends, Distributions and Taxes,” when you invest in a Fund you become entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on investments of that Fund. Likewise, you share pro-rata in any losses of that Fund. This SAI relates to all classes of shares.

Each of State Farm LifePath® Retirement Fund, State Farm LifePath 2020® Fund, State Farm LifePath 2030® Fund, State Farm LifePath 2040® Fund and the State Farm LifePath 2050® Fund1 (together, the five State Farm LifePath Funds will be referred to as “LifePath Funds”) directly invests in (i) exchange traded funds (“ETFs”) advised by BlackRock Fund Advisors (“BFA”) or an affiliate of BFA, which funds seek to replicate the performance of a securities market index and (ii) a money market fund (each an “Underlying Fund” and together the “Underlying Funds”).

The State Farm Investment Management Corp. (the “Manager”) has entered into agreements with investment sub-advisers for some of the Funds as set forth below:

Fund	Sub-adviser(s)
Equity Fund	Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”)
Small/Mid Cap Equity Fund	Bridgeway
International Equity Fund	Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”)
S&P 500 Index Fund	BlackRock Fund Advisors (“BFA”)
Small Cap Index Fund	BFA
International Index Fund	BFA
LifePath Funds	BFA

Collectively these firms will be referred to as “sub-advisers” in this SAI.

INVESTMENT OBJECTIVES

The investment objective of each Fund is set forth and described in the Prospectus. The investment objective of each Fund may be changed by the Board of Trustees of the Trust without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) of each Fund. Should the investment objective of any Fund change, the Trust will provide investors with sixty days’ prior notice of the change.

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LifePath®, LifePath 2020®, LifePath 2030®, LifePath 2040® and LifePath 2050® are registered trademarks of BlackRock, Inc. or its affiliates (“BlackRock”). BlackRock has granted the Trust a non-exclusive license to use the name “LifePath.” If the license agreement is terminated, the Trust, at BlackRock’s request, will cease using the LifePath name.

INVESTMENT TECHNIQUES AND RISKS—NON-LIFEPATH FUNDS

The discussion of investment techniques and risks is first presented with respect to the State Farm Equity Fund, State Farm Small/Mid Cap Equity Fund, State Farm International Equity Fund, State Farm S&P 500 Index Fund, State Farm Small Cap Index Fund, State Farm International Index Fund, State Farm Equity and Bond Fund, State Farm Bond Fund, State Farm Tax Advantaged Bond Fund and the State Farm Money Market Fund (collectively the “Non-LifePath Funds”). The SAI then covers investment techniques and risks for the LifePath Funds.

In addition to the investment objective of each Non-LifePath Fund, the policies and certain techniques by which such Funds pursue their objectives are generally set forth in the Prospectus. This section is intended to augment the explanation set forth in the Prospectus.

BORROWING

Each Fund, other than the S&P 500 Index Fund, the Small Cap Index Fund and the International Index Fund (together the “Equity Index Funds”), may borrow money for temporary or emergency purposes, including the meeting of redemption requests up to the limits set forth under the section “Investment Policies and Restrictions.” Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage (i.e., risk of gain or loss disproportionately higher than the amount invested) have characteristics similar to borrowings. The Funds segregate liquid assets in connection with these types of transactions to the extent required by the 1940 Act.

The Trust has entered into a Line of Credit Agreement with State Farm Mutual Automobile Insurance Company (“Auto Company”), the parent company of the Manager. Under the Line of Credit Agreement, a Fund, other than an Equity Index Fund, can borrow money from Auto Company on an unsecured basis for up to 30 days. No Fund can borrow more than 5% of its total assets (including the amount borrowed) from Auto Company, and no Fund can borrow from Auto Company for a period longer than 30 days. All the funds advised by the Manager can borrow no more than $50,000,000 from Auto Company in the aggregate at any one time. A Fund will pay interest to Auto Company on an outstanding loan at a benchmark interest rate that approximates the rate that creditworthy corporate issuers pay on short-term commercial paper. Auto Company in its sole and absolute discretion determines whether to loan money to a Fund under the Line of Credit Agreement. Similarly, a Fund is not obligated to borrow from Auto Company under the Line of Credit Agreement.

EQUITY SECURITIES

Each of the Equity Index Funds, the Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, and the Equity and Bond Fund (through the Equity Fund), invest in common stocks, which represent an equity interest (ownership) in a business. This ownership interest often gives these Funds the right to vote on measures affecting the company’s organization and operations. These Funds also invest in other types of equity securities, including preferred stocks and securities convertible into common stocks (discussed below). Over time, common stocks historically have provided superior long-term capital growth potential. However, stock prices may decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. As a result, these Funds should be considered long-term investments, designed to provide the best results when held for several years or more. These Funds may not be suitable investments if you have a short-term investment horizon or are uncomfortable with an investment whose value is likely to vary substantially.

The Small/Mid Cap Equity Fund’s and the Small Cap Index Fund’s investments in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. In addition, transaction costs in stocks of smaller capitalization companies may be higher than those of larger capitalization companies.

Because the Small/Mid Cap Equity Fund and Small Cap Index Fund emphasize the stocks of issuers with smaller market capitalizations, each can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than it would if it were to concentrate on more widely held stocks.

DEBT SECURITIES

Under normal circumstances, the Bond Fund, Equity and Bond Fund (through its investment in the Bond Fund) and Tax Advantaged Bond Fund may invest in debt securities of corporate and governmental issuers, including “investment grade” securities (securities within the four highest grades (AAA/Aaa to BBB/Baa) assigned by Standard and Poor’s Financial Services LLC (“S&P”) or Moody’s Investor Services, Inc. (“Moody’s”)) and lower-rated securities (securities rated BB or lower by S&P or Ba or lower by Moody’s, commonly called “junk bonds”), and securities that are not rated, but are of comparable quality. See APPENDIX A for a Description of Bond Ratings.

The risks inherent in debt securities depend primarily on the term and quality of the obligations in a Fund’s portfolio as well as on market conditions. In general, a decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

Investment in lower grade securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, such securities are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in making their principal and interest payments.

In addition, lower grade securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and ask prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. Adverse publicity and investor perceptions may negatively affect the market value and liquidity of these securities.

The S&P 500 Index Fund may purchase debt securities that are not rated if, in the opinion of BFA, such obligation is of investment quality comparable to other rated investments that are permitted to be purchased by the S&P 500 Index Fund. After purchase by the S&P 500 Index Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the S&P 500 Index Fund. Neither event will require a sale of such security by the S&P 500 Index Fund, provided that the amount of such securities held by the S&P 500 Index Fund does not exceed 5% of the S&P 500 Index Fund’s net assets. To the extent the ratings given by Moody’s or by S&P may change as a result of changes in such organizations or their rating systems, the S&P 500 Index Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

The S&P 500 Index Fund is not required to sell downgraded securities, and it could hold up to 5% of its net assets in debt securities rated below “Baa” by Moody’s or below “BBB” by S&P or if unrated, low quality (below investment grade) securities.

CONVERTIBLE SECURITIES

The Equity Index Funds, the Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, the Bond Fund and the Equity and Bond Fund (through that Fund’s investment in the Equity Fund and the Bond Fund) may invest in convertible securities. Convertible securities may include corporate notes or preferred stock, but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

Convertible securities generally rank senior to common stock in an issuer’s capital structure and may entail less risk of declines in market value than the issuer’s common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In evaluating a convertible security, the Manager or a sub-adviser, as applicable, usually gives primary emphasis to the attractiveness of the underlying common stock.

U.S. GOVERNMENT SECURITIES

Each Fund may purchase securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities (“U.S. Government Securities”). Some U.S. Government Securities, such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Small Business Administration), (b) the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Banks), (c) the discretionary authority of the U.S. Government to purchase the agency’s obligations (such as securities of the Federal National Mortgage Association), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instrumentalities in the future. Accordingly, securities issued by an agency are subject to default, and are also subject to interest rate and prepayment risks.

U.S. Government Securities may also include zero coupon securities. Zero coupon securities are issued and traded at a discount and do not entitle the holder to any periodic payments of interest prior to maturity and, for this reason, may trade at a deep discount from their face or par value and may be subject to greater fluctuations in market value than ordinary debt obligations of comparable maturity. With zero coupon securities there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon securities to maturity; holders of zero coupon securities, however, forego the possibility of reinvesting at a higher yield than the rate paid on the originally issued security. With zero coupon securities there is no reinvestment risk on the principal amount of the investment. When held to maturity, the entire return from such instruments is determined by the difference between such instrument’s purchase price and its value at maturity.

Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are considered to include (a) securities for which the payment of principal and interest is backed by a guarantee of, or an irrevocable letter of credit issued by, the U.S. Government, its agencies, authorities or instrumentalities and (b) participation in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

INVESTMENT COMPANIES AND EXCHANGE TRADED FUNDS

The Non-LifePath Funds may invest in securities issued by other open-end and closed-end, management investment companies, including investment companies that are affiliated with the LifePath Funds’ sub-adviser, BFA, to the extent permitted under the 1940 Act. When a non-LifePath Fund invests its assets in securities issued by another investment company, the non-LifePath Fund will incur additional fees. As a general matter, under the 1940 Act, investment in such securities is limited to: (i) 3% of the outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets with respect to all such companies in the aggregate. To the extent allowed by law or regulation, each Fund may invest its assets in securities of money market funds, including those advised by the Manager, BFA or affiliates of such companies, in excess of the limits discussed above. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses.

The non-LifePath Funds may purchase shares of “ETFs”, which present the risks discussed below.

An Equity Index Fund may invest in ETFs for the same reason it would purchase (and as an alternative to purchasing) futures contracts—to obtain relatively low-cost exposure to the stock market while maintaining flexibility to meet its liquidity needs. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. The S&P 500 Index Fund may invest a small portion of its assets in shares of ETFs that are advised by BFA. In this situation, BFA will receive investment sub-advisory fees at the S&P 500 Index Fund level and will receive advisory fees at the ETF level. Because most ETFs are investment companies, an Equity Index Fund’s purchases of ETF shares generally are subject to the 3/5/10% limitations described above.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a non-LifePath Fund could lose money investing in an ETF if the prices of the stocks owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF’s shares may trade at a discount to their net asset value (“NAV”); (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

FLOATING- AND VARIABLE-RATE OBLIGATIONS

The S&P 500 Index Fund may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the S&P 500 Index Fund may invest in obligations which are not so rated only if BFA determines that, at the time of investment, the obligations are of comparable quality to the other obligations in which the S&P 500 Index Fund may invest. BFA, on behalf of the S&P 500 Index Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund’s portfolio. The S&P 500 Index Fund will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

The Tax Advantaged Bond Fund may purchase variable rate demand notes, which are obligations containing a floating or variable interest rate adjustment formula and which are subject to a right of demand for payment of the principal balance plus accrued interest either at any time or at specified intervals. The interest rate on a variable rate demand note may be based on a known lending rate, such as bank’s prime rate, and may be adjusted when such rate changes, or the interest rate may be a market rate that is adjusted at specified intervals. The adjustment formula attempts to maintain the value of the variable rate demand note at approximately the par value of such note at the adjustment date.

In addition, the Tax Advantaged Bond Fund may invest in inverse floaters. An inverse floater is a floating rate debt instrument, the interest rate on which resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage inherent in inverse floaters is associated with greater volatility in market value, such that, during periods of rising interest rates, the market values of inverse floaters will tend to decrease more rapidly than those of fixed rate securities. In addition, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed illiquid securities for purposes of the Fund’s limitations on investment in such securities.

LETTERS OF CREDIT

Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the S&P 500 Index Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letters of credit are not federally insured instruments. Only banks, savings and loan associations and insurance companies which, in the opinion of BFA, are of comparable quality to issuers of other permitted investments of the S&P 500 Index Fund may be used for letter of credit-backed investments. However, such banks may be unable to honor the letter of credit.

FOREIGN SECURITIES

Each of Equity Fund, Small/Mid Cap Equity Fund, Equity and Bond Fund (through its investment in the Equity Fund), International Equity Fund, S&P 500 Index Fund and International Index Fund invest in foreign securities not publicly traded in the United States. Each of these may invest in foreign securities directly or in the form of American Depositary Receipts (“ADRs”), Canadian Depositary Receipts (“CDRs”), European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”) and Global Depositary Receipts (“GDRs”) or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. Bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

Each of Equity Fund, Small/Mid Cap Equity Fund, Equity and Bond Fund (through its investment in the Equity Fund), International Equity Fund, S&P 500 Index Fund and International Index Fund may invest in Depositary Receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts with respect to the deposited securities. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, a Fund is subject to currency risk, which is the risk that the Fund’s investment performance will fluctuate based upon the strength or weakness of the U.S. dollar against those currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of yen-denominated stock held in a Fund’s portfolio will rise, even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall.

Shareowners should understand and consider carefully the risks involved in foreign investing. Investments in foreign securities are generally denominated in foreign currencies and involve certain considerations comprising both risk and opportunity not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back into the United States; the inability of a Fund to convert foreign currency into U.S. dollars, which would cause the Fund continued exposure to fluctuating exchange rates; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

Although the Funds try to invest in companies of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other political, social or diplomatic developments that could adversely affect investment in these countries.

EMERGING MARKETS

Investments in emerging markets securities include special risks in addition to those generally associated with foreign investing. Many investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than in more developed foreign markets. This difference reflects the greater uncertainties of investing in less established markets and economies. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have not kept pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of a Fund’s assets is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of those securities or, if a Fund has entered into a contract to sell a security, in possible liability to the purchaser. Costs associated with transactions in emerging markets securities are typically higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

Certain foreign markets (including emerging markets) may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if deterioration occurs in an emerging market’s balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

The risk also exists that an emergency situation may arise in one or more emerging markets. As a result, trading of securities may cease or may be substantially curtailed and prices for a Fund’s securities in such markets may not be readily available. A Fund may suspend redemption of its shares for any period during which an emergency exists, as determined by the U.S. Securities and Exchange Commission (the “SEC” or the “Commission”). Accordingly, if a Fund believes that appropriate circumstances exist, it will promptly apply to the Commission for a determination that such an emergency is present. During the period commencing from a Fund’s identification of such condition until the date of Commission action, that Fund’s securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustees of the Trust.

Income from securities held by a Fund could be reduced by taxes withheld from that income, or other taxes that may be imposed by the emerging market countries in which the Fund invests. NAV of a Fund may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, certain emerging market countries have imposed wage and price controls. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest or principal on debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through ownership or control of many companies. The future actions of those governments could have a significant effect on economic conditions in emerging markets, which, in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in a Fund’s portfolio. Expropriation, confiscatory taxation, nationalization, political, economic and social instability have occurred throughout the history of certain emerging market countries and could adversely affect Fund assets should any of those conditions recur.

CURRENCY EXCHANGE TRANSACTIONS

The Funds may enter into currency exchange transactions either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market, through a forward currency exchange contract (“forward contract”) or through foreign currency futures contracts.

FORWARD CONTRACTS

A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign dealers or broker-dealers, are not traded on an exchange and are usually for less than one year, but may be longer or renewed.

Forward currency transactions may involve currencies of the different countries in which a Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. A currency transaction for a Fund is limited to transaction hedging and portfolio hedging involving either specific transactions or actual or anticipated portfolio positions. Transaction hedging is the purchase or sale of a forward contract with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to an actual or anticipated portfolio security position denominated or quoted in a particular currency or country. When a Fund owns or anticipates owning securities in countries whose currencies are linked, the Fund may aggregate such positions as to the currency hedged.

If a Fund enters into a forward contract hedging an anticipated or actual holding of portfolio securities, liquid assets of the Fund, having a value at least as great as the amount of the excess, if any, of the Fund’s commitment under the forward contract over the value of the portfolio position being hedged, will be segregated on the books of the Fund and held by the Fund’s custodian and marked to market daily, while the contract is outstanding.

At the maturity of a forward contract to deliver a particular currency, a Fund may sell the portfolio security related to such contract and make delivery of the currency received from the sale, or it may retain the security and either purchase the currency on the spot market or terminate its contractual obligation to deliver the currency by entering into an offsetting contract with the same currency trader for the purchase on the same maturity date of the same amount of the currency.

It is impossible to forecast precisely the market value of a portfolio security being hedged with a forward currency contract. Accordingly, at the maturity of a contract it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver under the forward contract and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if the sale proceeds exceed the amount of currency the Fund is obligated to deliver.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. If forward prices decline during the period between entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. If forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force it to cover its commitments for purchase or sale of currency, if any, at the current market price.

FOREIGN CURRENCY EXCHANGE CONTRACTS

In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the International Equity Fund and the International Index Fund may enter into forward foreign currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the International Equity Fund or the International Index Fund to establish a rate of exchange for a future point in time.

When entering into a contract for the purchase or sale of a security, the International Equity Fund or the International Index Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

With respect to any forward foreign currency contract, it generally will not be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward currency exchange contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains, which might result from changes in the value of such currency. The International Equity Fund or the International Index Fund also may incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

Liquid assets equal to the amount of the International Equity Fund or the International Index Fund’s assets that could be required to consummate forward contracts will be segregated except to the extent the contracts are otherwise “covered.” The segregated assets will be valued at market or fair value. If the market or fair value of such assets declines, additional liquid assets will be segregated daily so that the value of the segregated assets will equal the amount of such commitments by the International Equity Fund or the International Index Fund. A forward contract to sell a foreign currency is “covered” if the International Equity Fund or the International Index Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Portfolio to buy the same currency at a price that is (i) no higher than the International Equity Fund or the International Index Fund’s price to sell the currency or (ii) greater than the International Equity Fund or the International Index Fund’s price to sell the currency provided the International Equity Fund or the International Index Fund segregates liquid assets in the amount of the difference. A forward contract to buy a foreign currency is “covered” if the International Equity Fund or the International Index Fund holds a forward contract (or call option) permitting the International Equity Fund or the International Index Fund to sell the same currency at a price that is (i) as high as or higher than the International Equity Fund or the International Index Fund’s price to buy the currency or (ii) lower than the International Equity Fund or the International Index Fund’s price to buy the currency provided the International Equity Fund or the International Index Fund segregates liquid assets in the amount of the difference.

STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES CONTRACTS

The Equity Index Funds may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. For stock indexes that are permitted investments, the Equity Index Funds intend to purchase and sell futures contracts on the index for which it can obtain the best price with consideration also given to liquidity. The Equity Index Funds may purchase call and put options on stock index futures contracts of the type which the particular Equity Index Fund is authorized to enter into. Each Equity Index Fund may invest in such options for the purpose of closing out a futures position that has become illiquid.

Options on futures contracts are traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission. A call option on a futures contract gives the purchaser the right in return for the premium paid (but not the obligation), to purchase a futures contract (assume a “long” position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right (but not the obligation), in return for the premium paid, to sell a futures contract (assume a “short” position), for a specified exercise price, at any time before the option expires.

Unlike entering into a futures contract itself, purchasing options on futures contracts allows a buyer to decline to exercise the option, thereby avoiding any loss beyond forgoing the purchase price (or “premium”) paid for the options. Whether an Equity Index Fund enters into a stock index futures contract, on the one hand, or an option contract on a stock index futures contract, on the other, will depend on all the circumstances, including the particular objective to be achieved and the relative costs, liquidity, availability and capital requirements of such futures and options contracts. Each Equity Index Fund will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions.

The use of stock index futures contracts and options on such futures contracts may entail the following risks. First, although such instruments when used by an Equity Index Fund are intended to correlate with portfolio securities, in many cases the futures contracts or options on futures contracts used may be based on stock indices, the components of which are not identical to the portfolio securities owned or intended to be acquired by the Equity Index Fund. Second, due to supply and demand imbalances and other market factors, the price movements of stock index futures contracts and options thereon may not necessarily correspond exactly to the price movements of the stock indices on which such instruments are based. Accordingly, there is a risk that transactions in those instruments will not in fact offset the impact on the Equity Index Fund of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Equity Index Fund.

Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are also subject to market risk (i.e., exposure to adverse price changes).

To some extent, these risks can be minimized by careful management of these strategies. For example, where price movements in a futures contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by an Equity Index Fund, the Equity Index Fund may compensate for this difference by using an amount of futures contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a futures contract is anticipated to be more volatile, an Equity Index Fund may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.

The risk that the hedging technique used will not actually or entirely offset an adverse change in the value of an Equity Index Fund’s securities is particularly relevant to futures contracts. An Equity Index Fund, in entering into a futures purchase contract, potentially could lose any or all of the contract’s settlement price. In addition, because stock index futures contracts require delivery at a future date of an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying index and the potential cost of settlement to an Equity Index Fund. A small increase or decrease in the value of the underlying index can, therefore, result in a much greater increase or decrease in the cost to the Equity Index Fund.

Although the Equity Index Funds intend to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when it seeks to “close out” (i.e., terminate) a particular stock index futures contract position. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange.

An Equity Index Fund may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a futures position. Nevertheless, in some cases, an Equity Index Fund may experience losses as a result of such inability. Therefore it may have to liquidate other more advantageous investments to meet its cash needs.

Futures Commissions Merchants (“FCMs”) or brokers in certain circumstances will have access to Equity Index Fund assets posted as margin in connection with transactions in stock index futures contracts and options, as permitted under the 1940 Act. An Equity Index Fund will use only FCMs or brokers in whom it has full confidence. BFA as investment sub-advisor to the Equity Index Funds will adopt certain procedures and limitations to reduce the risk of loss of any Equity Index Fund assets which such FCM’s or brokers hold or have access. Nevertheless, in the event of a FCM’s or broker’s insolvency or bankruptcy, it is possible that a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time the Equity Index Fund could effect such recovery.

The success of any Equity Index Fund in using these techniques depends, among other things, on the ability of BFA to predict the direction and volatility of price movements in the futures markets as well as the securities markets and on its ability to select the proper type, time, and duration of futures contracts. There can be no assurance that these techniques will produce their intended results. In any event, BFA will use stock index futures contracts and options thereon only when it believes the overall effect is to reduce, rather than increase, the risks to which the Equity Index Fund is exposed.

Each of the Equity Index Funds has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 under the U.S. Commodity Exchange Act and, therefore, each Equity Index Fund is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act. However, the Equity Index Funds may be required to limit their use of positions in futures contracts and options on futures contracts in accordance with the requirements of Rule 4.5. If an Equity Index Fund ceases to be eligible for exclusion under Rule 4.5 of the Commodity Exchange Act, the Fund may be subject to dual regulation by the CFTC and SEC and may be required to register as a “commodity pool operator.” If an Equity Index Fund were to register as a “commodity pool operator,” it may experience difficulty in implementing its investment strategy or achieving its investment objective.

INTEREST RATE FUTURES CONTRACTS AND RELATED OPTIONS

The Bond Fund, Tax Advantaged Bond Fund and the Equity and Bond Fund (through the Bond Fund) may invest in interest rate futures contracts and options on such contracts that are traded on a domestic exchange or board of trade. Such investments may be made by a Fund solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions, and not for purposes of speculation. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, ten-year U.S. Treasury Notes, three-month U.S. Treasury Bills, Eurobonds, and three-month domestic bank certificates of deposit. Other financial futures contracts may be developed and traded. The purpose of the acquisition or sale of an interest rate futures contract by a Fund, as the holder of municipal or other debt securities, is to protect the Fund from fluctuations in interest rates on securities without actually buying or selling such securities.

Unlike the purchase or sale of a security, no consideration is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made on a daily basis as the price of the index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. At any time prior to the expiration of the contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the futures contract.

A Fund may not purchase or sell futures contracts or purchase options on futures contracts if, immediately thereafter, more than one-third of its net assets would be hedged, or the sum of the amount of margin deposits on the Fund’s existing futures contracts and premiums paid for options would exceed 5% of the value of the Fund’s total assets. When a Fund enters into futures contracts to purchase an index or debt security or purchase call options, an amount of cash or appropriate liquid securities equal to the notional market value of the underlying contract will be segregated to cover the positions, thereby ensuring that the use of the contract is unleveraged.

Although a Fund will enter into futures contracts only if an active market exists for such contracts, there can be no assurance that an active market will exist for the contract at any particular time. Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee the price of municipal bonds or of other debt securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

If a Fund has hedged against the possibility of an increase in interest rates that would adversely affect the value of municipal bonds or other debt securities held in its portfolio, and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

In addition, the ability of a Fund to trade in futures contracts and options on futures contracts may be materially limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. See “Taxes” below.

A Fund may purchase put and call options on interest rate futures contracts which are traded on a domestic exchange or board of trade as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected.

Options on futures contracts, as contrasted with the direct investment in such contracts, give the purchaser the right, in return for the premium paid, to assume a position in futures contracts at a specified exercise price at any time prior to the expiration date of the options. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contracts. The potential loss related to the purchase of an option on interest rate futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the NAV of a Fund.

There are several risks in connection with the use of interest rate futures contracts and options on such futures contracts as hedging devices. Successful use of these derivative securities by a Fund is subject to the Manager’s ability to predict correctly the direction of movements in interest rates. Such predictions involve skills and techniques which may be different from those involved in the management of a long-term bond portfolio.

There can be no assurance that there will be a correlation between price movements in interest rate futures, or related options, on the one hand, and price movements in the debt securities which are the subject of the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market; therefore, there can be no assurance that a liquid market will exist for the contract or the option at any particular time. Consequently, a Fund may realize a loss on a futures contract that is not offset by an increase in the price of the debt securities being hedged or may not be able to close a futures position in the event of adverse price movements. Any income earned from transactions in futures contracts and options on futures contracts will be taxable. Accordingly, it is anticipated that such investments will be made only in unusual circumstances, such as when the Manager anticipates an extreme change in interest rates or market conditions.

See additional risk disclosure above under “Stock Index Futures and Options on Stock Index Futures Contracts.”

WARRANTS

The Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, Bond Fund, Equity and Bond Fund (through its investment in the Bond Fund) and Equity Index Funds may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy equity securities at a specific price for a specific period of time. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The Bond Fund may retain up to 10% of the value of its total assets in common stocks acquired by the exercise of warrants attached to debt securities.

MUNICIPAL BONDS

The Tax Advantaged Bond Fund invests primarily in a diversified selection of municipal bonds (as defined in the Prospectus). The Tax Advantaged Bond Fund may hold bonds with maturities of one to thirty years, although a majority of the Fund’s investments are in municipal bonds with maturities longer than five years.

The obligations of municipal bond issuers are subject to the laws of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time of payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal and interest on its municipal obligations may be materially affected.

The Tax Advantaged Bond Fund may purchase and/or hold advance refunded bonds, which are a unique type of municipal bond. From time-to-time, a municipal bond issuer may choose to advance refund some or all of its outstanding debt by issuing new bonds (“refunding bonds”). The proceeds of the refunding bonds are then used to effectively pay off the outstanding debt (“refunded bonds”) of the issuer. Legal or contractual constraints, however, may prevent the issuer from immediately and directly paying off the refunded bonds in full. As a result, the issuer may use the proceeds of the refunding bonds and/or other available funds to purchase securities that will mature in times and amounts sufficient to pay the principal, interest and any call premium on the refunded bonds, depositing these securities in an escrow account established with an independent escrow trustee. The refunded bonds are then typically fully secured by the monies and investments deposited in the escrow account and the issuer will not have any future monetary obligation with respect to the refunded bondholders provided that the escrow account is adequately funded. A municipal bond issuer’s ability to advance refund outstanding debt is subject to federal tax laws governing advance refunding. 2017 legislation commonly known as the Tax Cut and Jobs Act (“TCJA”) repealed the exclusion from gross income for interest paid on advanced refunded municipal securities effective for such bonds issued after December 31, 2017.

The Tax Advantaged Bond Fund will invest the assets not invested in municipal bonds in interest-bearing demand notes, bank savings accounts, high grade money market securities, U.S. treasury securities, or in shares of taxable or tax-exempt money market mutual funds. Money market securities include short-term obligations of the U.S. Government and its agencies and instrumentalities and other money market instruments such as domestic bank certificates of deposit, bankers’ acceptances and corporate commercial paper rated in the highest grade. From time to time, the Fund may invest more than 20% of its assets in money market securities. In the alternative, the Fund may hold such assets as cash for defensive reasons in anticipation of a decline in the market values of debt securities, or pending the investment of proceeds from the sale of Fund shares or from the sale of portfolio securities, or in order to have highly liquid securities available to meet possible redemptions.

MORTGAGE-BACKED SECURITIES

The Bond Fund and Equity and Bond Fund (through its investment in the Bond Fund) may purchase mortgage-backed securities. Mortgage-backed securities represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a “pass-through certificate.” Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.

Collateralized mortgage obligations (CMOs) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.

In addition, CMOs may allocate interest payments to one class (IOs) and principal payments to another class (POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk.

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage-backed securities with lower yields. As a result, increases in prepayments of premium mortgage-backed securities, or decreases in prepayments of discount mortgage-backed securities, may reduce their yield and price.

This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks. Mortgage-backed securities tend to pay higher yields to compensate for this volatility.

CMOs may include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and any prepayments in excess of this rate. In addition, PACs will receive the companion classes’ share of principal payments if necessary to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risk by increasing the risk to their companion classes.

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as London-Inter Bank Offering Rate (“LIBOR”). The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of Floater class and increasing the price volatility of the Inverse Floater class.

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits (REMICs) (offerings of multiple class mortgage backed securities which qualify and elect treatment as such under provisions of the Code) have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. Z classes, IOs, POs, and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

ASSET-BACKED SECURITIES

The Money Market Fund, Bond Fund and Equity and Bond Fund (through its investment in the Bond Fund) may purchase asset-backed securities, which represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-backed assets such as installment loan contracts, leases of various types of real and personal property, motor vehicle installment sales contracts and receivables from revolving credit (credit card) agreements. In accordance with guidelines established by the Board of Trustees, asset-backed securities may be considered illiquid securities and, therefore, may be subject to a Fund’s 15% (5% with respect to the Money Market Fund) limitation on such investments. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, including prepayment risk.

Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market’s ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

MORTGAGE DOLLAR ROLLS

The Bond Fund and the Equity and Bond Fund (through its investment in the Bond Fund) may enter into mortgage dollar roll transactions in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. Realized gains and losses are deferred until the ultimate sale of the security (without repurchase).

MONEY MARKET FUND

The Money Market Fund invests only in instruments denominated in U.S. dollars that the Manager, under the supervision of the Trust’s Board of Trustees, determines present minimal credit risk, have a remaining maturity of 397 days or less and are “eligible securities,” as such term is defined in Rule 2a-7 under the 1940 Act.

Pursuant to Rule 2a-7 under the 1940 Act, the Money Market Fund may not invest more than 5% of its assets taken at amortized cost in the securities of any one issuer (except the U.S. Government, including repurchase agreements collateralized by U.S. Government Securities (discussed above)). The Money Market Fund may, however, invest more than 5% of its assets in eligible securities of a single issuer for a period of up to three business days after the purchaser thereof, although the Money Market Fund may not make more than one such investment at any time. Further, the Money Market Fund will not invest more than 0.5% of its assets taken at amortized cost in eligible securities that are not Government Securities (as such term is defined in Section 2(a)(16) of the 1940 Act).

The foregoing policies are more restrictive than the fundamental investment restriction number 1 (set forth below) applicable to the Money Market Fund, which would give the Fund the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer. The Fund will operate in accordance with these policies to comply with Rule 2a-7.

FOREIGN MONEY MARKET INSTRUMENTS

Each of the Funds that primarily invest in foreign securities may also invest up to 25% of its assets in foreign money market instruments. Foreign money market instruments include Eurodollar Certificates of Deposit (ECDs), Yankee dollar Certificates of Deposit (YCDs) and Eurodollar Time Deposits (ETDs), which are all U.S. dollar denominated certificates of deposit. ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks. YCDs are issued in the U.S. by branches and agencies of foreign banks. Europaper is dollar-denominated commercial paper and other short-term notes issued in the U.S. by foreign issuers.

ECDs, ETDs, YCDs, and Europaper have many of the same risks as other foreign securities. Examples of these risks include economic and political developments that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions. Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information.

CASH AND CASH EQUIVALENTS

Each of the Funds may invest in cash and cash equivalents. These securities include (1) commercial paper (short-term notes issued by corporations or governmental bodies), (2) commercial bank obligations (e.g., certificates of deposit (interest-bearing time deposits) and bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (3) savings association and bank obligations (e.g., certificates of deposit issued by savings banks or savings associations), (4) U.S. Government Securities that mature, or may be redeemed, in one year or less, (5) corporate bonds and notes that mature, or that may be redeemed, in one year or less, (6) money market mutual funds and (7) short-term investment funds maintained by the Fund’s custodian.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, a Fund will enter into repurchase agreements only with banks and dealers that either the Manager or a sub-adviser to the Equity Fund and the International Equity Fund, believe present minimum credit risks. The Manager or a sub-adviser will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, their prior dealings with the institution, any rating of the institution’s senior long-term debt by independent rating agencies, and other relevant factors. Any of the Manager or a sub-adviser may cause a Fund to participate in pooled repurchase agreement transactions with other funds advised by them.

A Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under such Code that would allow it immediately to resell such collateral. No Fund intends to invest more than 15% of its total assets in repurchase agreements.

REVERSE REPURCHASE AGREEMENTS

A Fund may enter into reverse repurchase agreements with banks and securities dealers, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment, and have the characteristics of borrowing. Generally the effect of such transactions is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if a Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and a Fund intends to use the reverse repurchase technique only when the Manager or sub-adviser believes it will be advantageous to a Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of a Fund’s assets. Under the 1940 Act, reverse repurchase agreements are considered borrowings. The custodian for the Fund maintains a separate account with liquid assets having a value equal to or greater than reverse repurchase agreement commitments. No fund has any present intention of investing more than 5% of its total assets in reverse repurchase agreements.

PRIVATELY ISSUED SECURITIES

A Fund may invest in privately issued securities, including those that may be resold only in accordance with Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued or Rule 144A securities that are determined by the Manager or a sub-adviser to be “illiquid” are subject to the Trust’s policy of not investing more than 15% (5% in the case of the Money Market Fund) of its net assets in illiquid securities. The Manager or a sub-adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

A Fund may purchase securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Manager or a sub-adviser deem it advisable for investment reasons.

When-issued securities include TBA (“to be announced”) securities. TBA securities are usually mortgage-backed securities that are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned. A Fund generally would not pay for such securities or start earning interest on them until they are received. However, when a Fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a Fund on a when-issued or delayed delivery basis may result in the Fund’s incurring or missing an opportunity to make an alternative investment.

At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by a Fund, may increase NAV fluctuation. No Fund has any present intention of investing more than 5% of its total assets in reverse repurchase agreements.

REAL ESTATE INVESTMENT TRUSTS

The International Equity Fund and the Equity Fund may invest in Real Estate Investment Trusts (“REITs”) and other investments relating to real estate. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. REITs generally invest in the ownership or financing of real estate projects such as land or buildings, or real estate-related securities such as mortgage-backed securities, or the funding of real estate ventures. REITs typically pay dividends. Although securities issued by REITs may have some attributes of income securities or debt securities, the International Equity Fund and the Equity Fund generally treat each such securities as equity securities. To the extent that the International Equity Fund and the Equity Fund invest in REITs, each will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by the REIT in which it invests.

REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments.

Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Internal Revenue Code. The International Equity Fund and the Equity Fund will indirectly bear a proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which each Fund invests.

The risks of investing in REITs include the potential for a market correction following the strong run-up in REIT share prices and the prices of underlying real estate, and a potential protracted period of weakness in the real estate industry. In addition, when interest rates rise, real estate-related investments may react negatively, particularly investments that are highly exposed to floating rate debt. In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended to borrowers. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing a single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Internal Revenue Code or to maintain an exemption from registration as an investment company under the 1940 Act. Finally, certain REITs may be self-liquidating, in that a specific term of existence is provided for in trust documents and such REITs run the risk of liquidating at an economically inopportune time.

Although the International Equity Fund and the Equity Fund will not invest directly in real estate, a Fund may invest in other real estate equity securities in addition to REITs. As a result, an investment in the International Equity Fund and the Equity Fund may be subject to certain risks associated with the direct or indirect ownership of real estate and with the real estate industry in general. These risks include, among others:

•	declining residential and commercial real estate values;

•	adverse general or local economic conditions;

•	exposure to subprime mortgage defaults or defaults in other overextended mortgage products;

•	lack of availability of or tightening of requirements for obtaining mortgage funds;

•	failures of mortgage lenders and mortgage insurers;

•	shrinkage of pool of investors willing to invest in real estate and related instruments;

•	overbuilding;

•	extended vacancies of properties;

•	increases in competition, property taxes and operating expenses;

•	changes in zoning or applicable tax law;

•	costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

•	casualty or condemnation losses;

•	uninsured damages from floods, earthquakes or other natural disasters;

•	borrower defaults on adjustable rate mortgages and other mortgages;

•	changes in prepayment rates;

•	foreclosures;

•	limitations on and variations in rents; and

•	unfavorable changes in interest rates.

PUBLICLY TRADED PARTNERSHIPS/MASTER LIMITED PARTNERSHIPS

The International Equity Fund may invest in securities issued by publicly traded partnerships or master limited partnerships or limited liability companies (together referred to as “PTPs/MLPs”). These entities are limited partnerships or limited liability companies that may be publicly traded on stock exchanges or markets such as the New York Stock Exchange (“NYSE”), the American Stock Exchange (“AMEX”) and National Association of Securities Dealers Automated Quotation System (“NASDAQ”). PTPs/MLPs often own businesses or properties relating to energy, natural resources or real estate, or may be involved in the film industry or research and development activities. Generally PTPs/MLPs are operated under the supervision of one or more managing partners or members. Limited partners, unit holders, or members (such as a fund that invests in a partnership) are not involved in the day-to-day management of the company. Limited partners, unit holders, or members are allocated income and capital gains associated with the partnership project in accordance with the terms of the partnership or limited liability company agreement.

At times PTPs/MLPs may potentially offer relatively high yields compared to common stocks. Because PTPs/MLPs are generally treated as partnerships or similar limited liability “pass-through” entities for tax purposes, they do not ordinarily pay income taxes, but pass their earnings on to unit holders (except in the case of some publicly traded firms that may be taxed as corporations). For tax purposes, unit holders may initially be deemed to receive only a portion of the distributions attributed to them because certain other portions may be attributed to the repayment of initial investments and may thereby lower the cost basis of the units or shares owned by unit holders. As a result, unit holders may effectively defer taxation on the receipt of some distributions until they sell their units. These tax consequences may differ for different types of entities.

Although the high yields potentially offered by these investments may be attractive, PTPs/MLPs have some disadvantages and present some risks. Investors in a partnership or limited liability company may have fewer protections under state law than do investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities. Many PTPs/MLPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs/MLPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs/MLPs. Investments in PTPs/MLPs also may be relatively illiquid at times.

The International Equity Fund may invest in relatively illiquid securities issued by limited partnerships or limited liability companies that are not publicly traded. These securities, which may represent investments in certain areas such as real estate or private equity, may present many of the same risks of PTPs/MLPs. In addition, they may present other risks including higher management and distribution fees, uncertain cash flows, potential calls for additional capital, and very limited liquidity.

INITIAL PUBLIC OFFERINGS

The International Equity Fund may invest in initial public offerings (“IPOs”) of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. The purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors. The International Equity Fund may hold IPO securities for a period of time, or may sell them soon after the purchase. The impact of IPOs on the International Equity Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to the International Equity Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

SHORT SALES

The Equity Index Funds may enter into short sale transactions to dispose of non-index securities received as a result of corporate actions such as mergers or spinoffs. In connection with short sales, the Funds will adhere to their investment restrictions on borrowing.

DEFENSIVE INVESTMENTS

Under ordinary circumstances, each Fund is substantially fully invested. However, except for the Money Market Fund and the Equity Index Funds, each Fund may also hold cash, cash equivalents, or money market instruments if the Manager or a sub-adviser determine that a temporary defensive position is advisable. During those periods, a Fund’s assets may not be invested in accordance with its strategy and the Fund may not achieve its investment objective. Taking a temporary defensive position is inconsistent with the Funds’ objectives.

CYBERSECURITY RISK

The Funds, like all companies, may be susceptible to operational and information security risks. Cyber security failures or breaches of the Funds or their service providers or the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Funds and their shareholders could be negatively impacted as a result.

INVESTMENT TECHNIQUES AND RISKS—LIFEPATH FUNDS

INVESTMENT TECHNIQUES OF THE LIFEPATH FUNDS

Description of the Underlying Funds.

The Underlying Funds, (other than State Street Institutional U.S. Government Money Market Fund (the “Underlying Money Market Fund”) are ETFs that are part of the iShares family of funds (“Underlying iShares Funds”) offered by BFA. Each Underlying iShares Fund seeks to achieve its objective by investing in securities of the relevant underlying index, and are thus commonly known as “index funds.” As a result, adverse performance of a particular security in an Underlying iShares Fund’s portfolio will ordinarily not result in the elimination of the security from the portfolio. Each Underlying iShares Fund offers and issues iShares at their net asset value (“NAV”) per share only in aggregations of a specified number of iShares (each a “Creation Unit”), generally in exchange for a basket of equity or fixed-income securities included in its Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment. The iShares for these Underlying iShares Funds are listed and traded on a national securities exchange (a “Listing Exchange”), and also may be listed on certain non-U.S. exchanges.

Each Fund (including the LifePath Funds through their investment in the Underlying Funds, and the Equity and Bond Fund through its investment in the Equity Fund and the Bond Fund) is “diversified” as that term is defined in the 1940 Act. State Farm Investment Management Corp. SFIMC is the investment adviser to each of the Funds, BFA serves as the investment sub-adviser to the LifePath Funds and BFA or its affiliates also serves as the investment adviser to each of the Underlying Funds.

INVESTMENT AND RISKS OF THE LIFEPATH FUNDS

Investments in Underlying Funds. Each LifePath Fund invests its assets in the Underlying Funds, and may invest in government securities and short-term paper. Each Underlying Fund invests directly in portfolio securities. A description of the investment risks and techniques of the LifePath Funds and the Underlying Funds follows.

Borrowing. The LifePath Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a LifePath Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage (i.e., risk of gain or loss higher than the amount invested) have characteristics similar to borrowings. The LifePath Funds maintain liquid assets in connection with those types of transactions.

Loans of Portfolio Securities. Each LifePath Fund may lend portfolio securities to certain borrowers determined to be creditworthy by BFA, including to borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of a LifePath Fund if, as a result, the aggregate value of all securities loans of the particular LifePath Fund exceeds one-third of the value of such LifePath Fund’s total assets (including the value of the collateral received). A LifePath Fund may terminate a loan at any time and obtain the return of the securities loaned. Each LifePath Fund receives the value of any interest or cash or noncash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The LifePath Funds are compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a LifePath Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral received by the LifePath Fund for such loans, and uninvested cash, may be invested, among other things, in a private investment company managed by an affiliate of BFA or in registered money market funds advised by BFA or its affiliates; such investments are subject to investment risk.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees each LifePath Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. If a securities lending counterparty were to default, a LifePath Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a LifePath Fund’s securities as agreed, the LifePath Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a LifePath Fund. A LifePath Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments for dividends received by a LifePath Fund for securities loaned out by the LifePath Fund will not be considered qualified dividend income. BlackRock Institutional Trust Company, N.A., the securities lending agent, will take the tax effects on shareholders of this difference into account in connection with the LifePath Fund’s securities lending program. Substitute payments received on tax-exempt securities loaned out will not be tax-exempt income.

Short-Term Instruments. The LifePath Funds may invest in various money market instruments. Money market instruments are generally short-term investments that may include but are not limited to: (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches); (iii) commercial paper; (iv) non-convertible corporate debt securities (e.g., bonds and debentures); (v) repurchase agreements; and (vi) U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of BFA, are of comparable quality to obligations of U.S. banks which may be purchased by the LifePath Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market mutual funds, including those managed by BFA.

U.S. Government Obligations. The LifePath Funds may invest in various types of U.S. Government obligations. A U.S. Government obligation is a type of bond. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Government National Mortgage Association (i.e., GNMA) certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association (i.e. FNMA), Federal Home Loan Mortgage Corporation (i.e., FHLMC), or Federal Home Loan Bank (i.e., FHLB) notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS

Set forth below is more detailed information regarding types of instruments in which the Underlying Funds may invest, strategies BFA may employ in pursuit of an Underlying Fund’s investment objective, and related risks.

iShares Funds. Each Underlying iShare Fund is a type of investment company referred to as an ETF. Each Underlying iShares Fund is designed to track a particular index and is advised by BFA. Shares of the Underlying iShares Funds are listed for trading on the national securities exchanges and trade throughout the day on those exchanges and other secondary markets. There can be no assurance that the requirements of the national securities exchanges necessary to maintain the listing of shares of the Underlying iShares Funds will continue to be met. A national securities exchange may, but is not required to, remove the shares of the Underlying iShares Funds from listing if (1) following the initial 12-month period beginning upon the commencement of trading of an Underlying iShares Fund, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days, (2) the value of the Underlying iShares Fund’s underlying index is no longer calculated or available, or (3) any other event shall occur or condition exist that, in the opinion of the national securities exchange, makes further dealings on the national securities exchange inadvisable. A national securities exchange will remove the shares of an Underlying iShares Fund from listing and trading upon termination of the Underlying iShares Fund. As in the case of other publicly-traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. An investment in an ETF generally presents the same primary risks as an investment in an open-end investment company that is not exchange traded that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a LifePath Fund could lose money investing in an ETF if the prices of the securities held by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to an open-end investment company that is not exchange-traded: (i) the market price of the ETF’s shares may trade at a discount to their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Bonds. A bond is an interest-bearing security issued by a company or a governmental unit or, in some cases, a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. An issuer may have the right to redeem or “call” a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of “floating-rate” or “variable-rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. See “Floating- and Variable-Rate Obligations” below. An Underlying Fund may treat a bond as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (also backed by specified collateral).

Collateralized Debt Obligations. Some Underlying Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment-grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

CDO cash flows are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the subordinate “equity” tranche which bears the bulk of defaults from the bonds, loans or other underlying collateral and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Because it is partially protected from defaults, a senior tranche from a CDO typically has higher ratings and lower yields than its underlying collateral, and can be rated investment-grade. Despite the protection provided by the equity tranche, senior CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults in the event of collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as market aversion to CDOs as a class. Additionally, tranches that are senior to the equity tranche are often subordinate to other, more senior tranches, which may have a variety of preferences, including the authority to compel early redemption of subordinate tranches.

In addition to the risks generally associated with fixed-income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) concentrated portfolios with heightened exposure to movements in a particular segment of the market; (ii) significant leverage that could magnify the affect of adverse events; (iii) distributions from the collateral may not be adequate to make interest or other payments; (iv) the quality of the collateral may decline in value or default; (v) an Underlying Fund may invest in CDOs that are subordinate to other classes; (vi) the market for a CDO, or the fixed-income markets more generally, may become illiquid; and (vii) the complex structure of the CDO may not be fully understood at the time of investment and may give rise to disputes with the issuer or unexpected investment results.

These risks have recently led to actual defaults and market losses on certain CDOs.

Equity Securities. Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally; particular industries, sectors or geographic regions represented in those markets; or individual issuers. The types of developments that may affect an issuer of an equity security include management performance, financial leverage and reduced demand for the issuer’s goods or services. Common and preferred stock represent equity or ownership interests in an issuer. Preferred stock, however, pays dividends at a specified rate and has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Asset-Backed and Commercial Mortgage-Backed Securities. Certain of the Underlying Funds may invest in asset-backed and commercial mortgaged-backed securities. Asset-backed securities are securities backed by installment contracts, credit-card receivables or other assets. Commercial mortgage-backed securities are securities backed by commercial real estate properties. Both asset-backed and commercial mortgage-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made on a regular basis. The payments are, in effect, “passed through” to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). As the purchaser of such securities the Fund generally would have no recourse to the entity that originated the loans or mortgages in the event of a default by the borrower. If any received payments are not made with respect to the underlying loans or mortgages, the Fund may experience losses or delays in receiving payments. The average life of asset-backed and commercial mortgage-backed securities varies with the maturities of the underlying instruments and, as a result of prepayments, can often be less than the original maturity of the assets underlying the securities. For this and other reasons, an asset-backed and commercial mortgage-backed security’s stated maturity may be shortened, and the security’s total return may be difficult to predict precisely. State Street Institutional U.S. Government Money Market Fund may invest in such securities up to the limits prescribed by Rule 2a-7 and other provisions of the 1940 Act. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit-linked securities. Also see “Mortgage Pass-Through Securities” and “Mortgage Securities.”

Borrowing. Each Underlying Fund may borrow in the same manner as the LifePath Funds, as described above.

Convertible Securities. Certain of the Underlying Funds may purchase fixed-income convertible securities, such as bonds or preferred stock, which may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation’s capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed-income stream (generally higher in yield than the income from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.

In general, the market value of a convertible security is the higher of its “investment value” (i.e., its value as a fixed-income security) or its “conversion value” (i.e., the value of the underlying shares of common stock if the security is converted). As a fixed-income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security’s underlying common stock. Thus, the price of a convertible security generally increases as the market value of the underlying stock increases and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Corporate Bonds. Certain of the Underlying Funds may invest in investment grade corporate bonds. The investment return of corporate bonds reflects interest on the security and changes in the market value of the security. The market value of a corporate bond may be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the market place. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Credit-Linked Securities. Certain of the Underlying Funds may invest in credit-linked securities. Credit-linked securities are securities that are collateralized usually by one or more credit default swaps on corporate credits and, in some instances, by government securities or similar low risk assets. As an investor in credit-linked securities, an Underlying Fund has the right to receive periodic interest payments from the issuer of the credit-linked security at an agreed-upon interest rate, and, subject to certain conditions, a return of principal at the maturity date.

Credit-linked securities are typically privately negotiated transactions between two or more parties. The issuer of the credit-linked security will usually be a financial institution or a special purpose vehicle established by a financial institution. An Underlying Fund bears the risk that the issuer of the credit-linked security will default or become bankrupt. An Underlying Fund bears the risk of loss of its principal investment, and the periodic interest payments expected to be received for the duration of its investment in the credit-linked security.

Credit-linked securities are also subject to the credit risk of the corporate issuers underlying the credit default swaps. If one or more of the credit events agreed upon in the credit default swap occurs with respect to one or more of the underlying corporate issuers and the credit default swap is physically-settled, an Underlying Fund may receive physical delivery of the security or loan that is subject to the relevant credit event, and the Underlying Fund’s principal investment would be reduced by the corresponding face value of the security or loan that is the subject of the credit event. In instances where the underlying credit default swap is cash-settled on the occurrence of a credit event, an Underlying Fund’s principal investment would be reduced typically by the face value of the security or loan in respect of which the applicable credit event has occurred, and the Underlying Fund would not receive physical delivery of the loan or security that was the subject of the relevant credit event.

The market for credit-linked securities may be, or suddenly can become, illiquid. Indeed, often credit-linked securities are subject to significant restrictions on transfer thereby enhancing the illiquidity of such securities. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit-linked securities. In certain cases, a market price for a credit-linked security may not be available. The value of the credit-linked security will typically increase or decrease with any change in value of the underlying collateral, if any, held by the issuer and the credit default swap. Further, in cases where the credit-linked security is structured such that the payments to an Underlying Fund are based on amounts received in respect of, or the value of performance of, any reference obligation specified in the terms of the relevant credit default swap, fluctuations in the value of such reference obligation or the performance of the related reference entity may affect the value of the credit-linked security.

An investment in credit-linked securities involves reliance on the counterparty to the swap entered into with the issuer to make periodic payments to the issuer under the terms of the credit default swap. Any delay or cessation in the making of such payments may be expected in certain instances to result in delays or reductions in payments to an Underlying Fund as investor in such credit-linked securities. Additionally, credit-linked securities are typically structured as limited recourse obligations of the issuer of the securities such that the securities issued will usually be obligations solely of the issuer and will not be obligations or responsibilities of any other person.

Currency Transactions. Those Underlying Funds that may engage in currency transactions do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Funds’ assets that are denominated in a foreign currency. The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of an Underlying Fund’s return with the performance of its underlying index and may lower the Underlying Fund’s return. An Underlying Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, an Underlying Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Diversification and Concentration. Certain of the Underlying Funds are “diversified funds.” A diversified fund is one that, with respect to 75% of its total assets (excluding cash and cash items, government securities, and securities of other investment companies), does not invest more than 5% of its total assets in securities of any one issuer and does not acquire more than 10% of the outstanding voting securities of any one issuer. The remaining 25% of a diversified Fund’s assets may be invested in any manner.

Other Underlying Funds are classified as “non-diversified” for purposes of the 1940 Act. A “non-diversified” classification means that an Underlying Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer may dominate the Underlying Fund’s underlying index and, consequently, the Underlying Fund’s investment portfolio. This may adversely affect the Underlying Fund’s performance or subject the Underlying Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

In addition, an Underlying Fund may concentrate its investments in a particular industry or group of industries. The securities of issuers in particular industries may dominate the Underlying Fund’s underlying index and consequently the Underlying Fund’s investment portfolio. This may adversely affect the Underlying Fund’s performance or subject the Underlying Fund’s shares to greater price volatility than that experienced by less concentrated investment companies.

Each Underlying Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code, and to relieve the Underlying Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Internal Revenue Code may limit the investment flexibility of an Underlying Fund and make it less likely that the Underlying Fund will meet its investment objective.

Cybersecurity Risk. The Underlying Funds, like all companies, may be susceptible to operational and information security risks. Cyber security failures or breaches of the Underlying Funds or their service providers or the issuers of securities in which the Underlying Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Underlying Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Underlying Funds and their shareholders could be negatively impacted as a result.

Floating- and Variable-Rate Obligations. Certain of the Underlying Funds may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. The floating- and variable-rate instruments that the Underlying Funds may purchase include certificates of participation in such instruments. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk. The interest rate on an inverse floating-rate security resets in the opposite direction from the market rate of interest to which the security is benchmarked. An inverse floating rate security may exhibit greater price volatility than a fixed-rate security of similar credit quality.

Certain of the Underlying Funds may purchase floating- and variable-rate obligations. Those Underlying Funds may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, as determined in accordance with Rule 2a-7 of the 1940 Act. Variable rate demand notes include master demand notes that are obligations that permit an Underlying Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Underlying Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

These obligations are direct lending arrangements between the lender and borrower. There may not be an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, an Underlying Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and an Underlying Fund may invest in obligations that are not so rated only if BFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Underlying Fund may invest. BFA, on behalf of an Underlying Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Underlying Fund’s portfolio.

Non-U.S. Securities and Emerging Markets Securities. Certain of the Underlying Funds may invest in certain securities of non-U.S. issuers. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or potentially confiscatory taxation or war, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, potential restrictions of the flow of international capital, generally less liquid and less efficient securities markets, generally greater price volatility, less publicly available information about issuers, the imposition of withholding or other taxes, higher transaction and custody costs, delays and risks attendant in settlement procedures, difficulties in enforcing contractual obligations, lesser liquidity and significantly smaller market capitalization of most non-U.S. securities markets, more substantial government interference with the economy and transaction costs of foreign currency conversions. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy with respect to growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. In addition, changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. Certain foreign markets also experience acts of terrorism, territorial disputes or other defense concerns. These situations may have a significant impact on the economies of, and investments in, these geographic areas.

Obligations of Foreign Governments, Supranational Entities and Banks. Certain of the Underlying Funds may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BFA to be of comparable quality to the other obligations in which the Underlying Fund may invest. Certain foreign governments, specifically foreign governments in emerging markets, historically have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest, and declared moratoria on the payment of principal and interest on their sovereign debts. Certain of the Underlying Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the InterAmerican Development Bank. The percentage of an Underlying Fund’s assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

Certain of the Underlying Funds may invest a portion of their total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

Certain of the Underlying Funds may purchase publicly traded common stocks of foreign corporations. To the extent an Underlying Fund invests in securities of foreign issuers, the Underlying Fund’s investment in such securities may also be in the form of ADRs, GDRs, and EDRs (collectively “Depositary Receipts”). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. An Underlying Fund may invest in Depositary Receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions. Certain of the Underlying Funds may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although an Underlying Fund will generally purchase securities with the intention of acquiring them, the Underlying Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by BFA.

Funding Agreements. Certain of the Underlying Funds may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. An Underlying Fund will purchase short-term funding agreements only from banks and insurance companies that, at the time of purchase, are rated in one of the three highest rating categories by a nationally recognized statistical rating organization (“NRSROs”).

The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by an Underlying Fund may be treated as illiquid. If a funding agreement is determined to be illiquid it will be valued at its fair market value as determined by procedures approved by the Underlying Fund’s Board of Trustees.

Futures Contracts and Options Transactions. The Underlying Funds may enter into futures contracts and may purchase and write (i.e., sell) options. A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial instrument at a specific price on a specific date in the future. The seller of a futures contract may never actually deliver the commodity or financial instrument. Instead, the buyer and the seller settle the difference between the contract price and the market price in cash on the agreed-upon date, with the buyer paying the difference if the actual price is lower than the contract price and the seller paying the difference if the actual price is higher. Futures contracts are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are subject to market risk (i.e., exposure to adverse price changes). In addition, in employing futures contracts as a hedge against cash market price volatility, futures prices may correlate imperfectly with the prices of securities held by an Underlying Fund. Similarly, in employing futures contracts as a substitute for purchasing the designated underlying securities, the performance of the futures contract may correlate imperfectly with the performance of the direct investments for which the futures contract is a substitute. Although each Underlying Funds intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time.

An option transaction generally involves a right, which may or may not be exercised, to buy or sell a security, commodity or financial instrument at a particular price on a specified future date. Options may be exchange-traded or traded over-the-counter (“OTC options”). Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded. There is no assurance that a liquid secondary market will exist for any particular options at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument’s current price.

Options on futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon the exercise of an option on a futures contract, which is exchange-traded, the writer of the option delivers to the holder of the option the futures position and the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily and that change would be reflected in the NAV of an Underlying Fund. The potential for loss related to writing options is unlimited.

Exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require an Underlying Fund to continue to hold a position until delivery or expiration regardless of change in its value. As a result, an Underlying Fund’s access to other assets held to cover its options or futures positions could also be impaired. In addition, if it is not possible to, or if an Underlying Fund determines not to close a position in anticipation of adverse price movements, the Underlying Fund will be required to make daily cash payments on variation margin. The Underlying Funds maintain liquid assets in connection with futures contracts.

By purchasing a put option, an Underlying Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, an Underlying Fund pays the current market price for the option (the “option premium”). Options have various types of underlying instruments, including specific securities, indexes of securities prices, and futures contracts. As a purchaser, an Underlying Fund may terminate its position in a put option by allowing it to expire or by exercising the option. If an Underlying Fund allows the option to expire, the Underlying Fund will lose the entire premium. If an Underlying Fund exercises the option, the Underlying Fund completes the sale of the underlying instrument at the strike price. An Underlying Fund may also terminate a put option by closing it out in the secondary market at its current price, if a liquid secondary market exists.

As the buyer of a typical put option, an Underlying Fund can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, an Underlying Fund, as the put buyer, can expect to suffer a loss (limited to the amount of the premium, plus related transactions costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

As the writer of a put or call option, an Underlying Fund takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, an Underlying Fund (as the writer) assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. An Underlying Fund (as the writer) may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, an Underlying Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, an Underlying Fund will be required to make margin payments to a futures commission merchant.

If securities prices rise, an Underlying Fund, as a put writer, would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remained the same over time, it is likely that an Underlying Fund would also profit, because it should be able to close out the option at a lower price. If security prices fall, an Underlying Fund would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instruments directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates an Underlying Fund to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, an Underlying Fund, as a call writer, mitigates the effects of a price decline. At the same time, because an Underlying Fund must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, the Underlying Fund would give up some ability to participate in security price increases.

Each Underlying Fund has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 of the Commodity Exchange Act and, therefore, the Underlying Funds are not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

If an Underlying Fund ceases to be eligible for exclusion under Rule 4.5 of the Commodity Exchange Act, the Fund may be subject to dual regulation by the CFTC and SEC and may be required to register as a “commodity pool operator”. If an Underlying Fund were to register as a “commodity pool operator”, it may experience difficulty in implementing its investment strategy or achieving its investment objective.

Each Underlying Fund may take advantage of opportunities in the area of options and futures contracts and other derivative investments which are not presently contemplated for use by the Underlying Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Underlying Fund’s investment objective and legally permissible for the Underlying Fund.

An Underlying Fund may invest in index futures and options on index futures as a substitute for a comparable market position in the underlying securities. Each Underlying Fund intends to purchase and sell futures contracts on the index for which it can obtain the best price with consideration also given to liquidity.

An Underlying Fund may also invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. An Underlying Fund may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or the degree of correlation between price movements in the options on interest rate futures and price movements in an Underlying Fund’s portfolio securities which are the subject of the transaction.

Swap Transactions. An Underlying Fund may enter into swaps, including, but not limited to, interest-rate, index and credit default swaps, as well as structured credit instruments, including but not limited to ABX (an index of asset-backed securities), CMBX (an index of commercial mortgage-backed securities), and CDX (an index of credit default securities) indexes, each of which is comprised of default swaps. Swap transactions generally do not involve the delivery of securities or other underlying assets or principal. If an Underlying Fund enters into a swap transaction, cash or securities may be posted by or to the Underlying Fund as collateral in accordance with the terms of the swap agreement. If there is a default by the other party to such a transaction, an Underlying Fund will have contractual remedies pursuant to the agreements related to the transaction. Upon early termination of a swap agreement due to an event of default or termination event with respect to an Underlying Fund or other party, the risk of loss to the Underlying Fund would generally be limited to the net amount of payments that the Underlying Fund is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction(s), it is determined that the Underlying Fund would be obligated to make a net payment with respect to the swap transaction(s). In the event the other party to the swap transaction(s) were to owe a net amount to an Underlying Fund upon an early termination of the swap agreement as described above, the Underlying Fund could be exposed to the risk of loss in the event that any collateral held by the Underlying Fund would be insufficient. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with conventional securities transactions. Certain types of swaps are described in greater detail below. The Underlying Funds maintain liquid assets in connection with transactions in swaps, including each type of swap described in greater detail below.

Interest-rate swaps involve the exchange by an Underlying Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments or fixed-rate payments). Index swaps (sometimes referred to as total return swaps) involve the exchange by an Underlying Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. In each case, the exchange of commitments can involve payments to be made in the same currency or in different currencies. If there is a default by the other party to such a transaction, an Underlying Fund will have contractual remedies pursuant to the agreements related to the transaction. The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions.

A credit default swap is a contract between two parties that transfers the credit risk of an entity (the “reference entity”) for a defined period whereby if there is a Credit Event then the seller of protection pays a predetermined amount to the buyer of protection. A “Credit Event” is commonly defined as the reference entity’s (a) failing to pay principal or interest on time, (b) restructuring its debt, (c) accelerating its debt, or (d) entering bankruptcy. The buyer of credit protection pays a premium to the seller of credit protection until the earlier of a Credit Event or the scheduled termination date of the credit default swap. Credit default swaps can be used to implement BFA’s view that a particular credit, or group of credits, will experience credit improvement. In the case of expected credit improvement, an Underlying Fund may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of an Underlying Fund to make payments upon the occurrence of a Credit Event creates leveraged exposure to the credit risk of the reference entity. An Underlying Fund may also buy credit default protection with respect to a reference entity if, in the judgment of BFA, there is a high likelihood of credit deterioration. In such instance, an Underlying Fund will pay a premium regardless of whether there is a Credit Event. The credit default swap market in high-yield securities is comparatively new and rapidly evolving compared to the credit default swap market for more seasoned and liquid investment-grade securities, creating the risk that the newer markets will be less liquid and that it may be difficult to exit or enter into a particular transaction. In the event of counterparty default, an Underlying Fund would have rights solely against the counterparty and would have no recourse against the reference entity as a result of the counterparty default.

In a cash-settled credit default swap where an Underlying Fund is buying protection, the Underlying Fund makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated obligation that is being hedged in the event the reference entity experiences a Credit Event. In a cash-settled credit default swap where an Underlying Fund is selling protection, the Underlying Fund would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the transaction. Alternatively, if the transaction were to be physically settled, the counterparty, as seller of protection, would agree that if a specified Credit Event occurs, it would take delivery of an obligation specified by an Underlying Fund and pay to the Underlying Fund an amount equal to the notional amount of the transaction. In exchange for this risk protection, an Underlying Fund would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where an Underlying Fund sells protection, the Underlying Fund would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. An Underlying Fund would be required to compensate the counterparty for the loss in market value of the designated obligation if the reference entity suffered a Credit Event and the credit default swap were to be cash-settled. In the event that the transaction were to be physically settled on the occurrence of a specified Credit Event with respect to the reference entity, an Underlying Fund would be required to take physical delivery of an obligation specified at the time of the occurrence of the relevant Credit Event and would pay to the counterparty an amount equal to the notional amount of the transaction.

In an attempt to increase the liquidity of credit default swaps, numerous credit default swaps may also be aggregated into structured credit instruments based on indexes such as the ABX (an index of asset-backed securities), CMBX (an index of commercial mortgage-backed securities), and CDX (an index of credit default securities) indexes. In addition to the risks generally associated with credit default swaps, these structured credit instruments carry additional risks including, but not limited to: (i) concentrated portfolios with heightened exposure to movements in a particular segment of the market; (ii) significant leverage that could magnify the affect of adverse events; (iii) distributions from the collateral may not be adequate to make interest or other payments; (iv) the quality of the collateral may decline in value or default; (v) structured credit instruments may be organized into tranches, with subordinate tranches facing increased exposure to adverse events; (vi) the market for structured credit instruments may become illiquid; and (vii) structured credit instruments are a relatively new product and may not be fully understood at the time of investment and may give rise to disputes with the issuer or unexpected investment results.

An Underlying Fund may also write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, an Underlying Fund may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When an Underlying Fund purchases a swaption, it risks losing only the amount of the premium it has paid if it decides to let the swaption expire unexercised. When an Underlying Fund writes a swaption, upon exercise of the swaption, the Underlying Fund becomes obligated according to the terms of the underlying agreement.

Stock Index Futures and Options on Stock Index Futures. Certain of the Underlying Funds may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. An index futures contract is a standardized agreement between two parties that commits one party to buy and the other party to sell a stipulated quantity of a market index at a set price on or before a given date in the future. The seller never actually delivers “shares” of the index or shares of all the stocks in the index. Instead, the buyer and the seller settle the difference between the contract price and the market price in cash on the agreed-upon date—the buyer paying the difference if the actual price is lower than the contract price and the seller paying the difference if the actual price is higher. An Underlying Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

An option on a stock index is similar to an option on a stock except that expiration cycles vary either monthly or quarterly and the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash “exercise settlement amount” equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.” Receipt of this cash amount depends upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiplier. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset a position in stock index options prior to expiration by entering into a closing transaction on an exchange or the writer may let the option expire unexercised. The Underlying Funds maintain liquid assets in connection with these types of futures contracts.

High Yield Securities. Certain of the Underlying Funds may invest in high-yield securities. These securities are generally not exchange traded and, as a result, trade in a smaller secondary market than exchange-traded bonds. In addition, certain of the Underlying Funds may invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments. Investing in high yield debt securities involves risks that are greater than the risks of investing in higher quality debt securities. These risks include: (i) changes in credit status, including weaker overall credit conditions of issuers and risks of default; (ii) industry, market and economic risk; (iii) interest rate fluctuations; and (iv) greater price variability and credit risks of certain high yield securities such as zero coupon and payment-in-kind securities. While these risks provide the opportunity for maximizing return over time, they may result in greater upward and downward movement of the value of an Underlying Fund’s portfolio.

Furthermore, the value of high yield securities may be more susceptible to real or perceived adverse economic, company or industry conditions than is the case for higher quality securities. The market values of certain of these lower-rated and unrated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, and tend to be more sensitive to economic conditions than are higher-rated securities. Adverse market, credit or economic conditions could make it difficult at certain times to sell certain high yield securities held by an Underlying Fund.

Hybrid ARM Securities. Hybrid ARM securities are interests in pools of hybrid adjustable-rate mortgages (hybrid ARMs). A hybrid ARM is a mortgage in which the interest rate is fixed for a specified period and then resets periodically, or floats, for the remaining mortgage term. After the initial fixed interest rate period, the interest rate on a hybrid ARM can be reset by a maximum specified amount to an adjustable rate based on a margin over an identified index. As with other adjustable rate mortgages, the adjustable interest rates on hybrid ARMs are subject to periodic and lifetime caps on the increased rates that mortgagors are required to pay.

Hybrid ARM securities are subject to a combination of the risks associated with fixed-rate and adjustable-rate mortgage backed-securities. If a greater percentage of the mortgage pool backing a hybrid ARM security consists of hybrid ARMS in their initial fixed-rate mode, the hybrid ARM securities will be more susceptible to the risks associated with fixed-rate bonds and mortgage-backed securities. These risks would include possible reductions in market value (i) during periods of rising interest rates and (ii) due to the unanticipated shortening or extension of the security’s average life resulting from unforeseen mortgage prepayment patterns. If a greater percentage of the underlying mortgage pool consists of hybrid ARMS in their adjustable-rate mode, the hybrid ARM securities will be more susceptible to the risks associated with capped adjustable-rate securities. These risks include (i) the possibility of reduced yields during periods of falling interest rates, (ii) possible reductions in market value if market interest rates rise above the interest rate caps on the underlying hybrid ARMs, and (iii) possible increases in mortgage default rates to the extent that mortgagors are unable to afford higher adjustable mortgage rates.

Because hybrid ARM securities are more complex than conventional fixed-rate and adjustable-rate mortgage-backed securities, it may be more difficult for investors to analyze and predict how the values of hybrid ARM securities will change in response to market interest rate and credit conditions. As a result of this uncertainty, a hybrid ARM security could suffer from a disproportionate reduction in value or loss of market liquidity during periods of volatile interest rates or credit market disruptions.

Illiquid Securities. Certain of the Underlying Funds may invest up to 15% (except that State Street Institutional U.S. Government Money Market Fund may invest only up to 5%) of the value of their respective net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with their respective investment objectives. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which an Underlying Fund cannot exercise a demand feature on not more than seven days’ notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

Inflation-Protected Obligations. Certain of the Underlying Funds invest almost exclusively in inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” TIPS are a type of U.S. Government obligation issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

Investment Companies, REITs. The Underlying Funds may invest in the securities of other investment companies (including money market funds) and certain of the Underlying Funds may invest in real estate investment trusts (“REITs”) to the extent allowed by law. Under the 1940 Act, an Underlying Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Underlying Fund’s total assets with respect to any one investment company and (iii) 10% of the Underlying Fund’s total assets of investment companies in the aggregate. To the extent allowed by law or regulation, each Underlying Fund may invest its assets in securities of investment companies that are money market funds, including those advised by BFA or otherwise affiliated with BFA, in excess of the limits discussed above. Other investment companies in which an Underlying Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Underlying Fund.

An Underlying Fund may purchase shares of ETFs. An Underlying Fund may purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts—to obtain relatively low-cost exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Underlying Fund. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. An Underlying Fund may also purchase ETF shares for other purposes, including improving its ability to track its underlying index. An Underlying Fund may invest in shares of ETFs that are advised by BFA.

The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest up to 10% of its assets in shares of other iShares Funds, which are ETFs advised by BFA that seek to track the performance of equity securities in constituent countries of the MSCI Emerging Markets Index. BFA will not charge advisory fees on that portion of the iShares MSCI Emerging Market Index Fund’s assets invested in shares of other iShares Funds.

An investment in an iShares Fund that invests in foreign countries involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the respective countries covered by the individual iShares Fund. These risks include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in securities issued by companies domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor’s local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country’s currency. See “Non U.S. Securities; and Emerging Markets” above.

Loans of Portfolio Securities. Each Underlying Fund may lend portfolio securities in the same manner as the LifePath Funds, as described above.

Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which certain of the Underlying Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies that, in the opinion of BFA, are of comparable quality to issuers of other permitted investments of an Underlying Fund may be used for letter of credit-backed investments.

Loan Participations and Assignments. An Underlying Fund may purchase interests in loan participations that typically represent direct participation in a loan to a corporate borrower, and generally are offered by an intermediary bank or other financial institution or lending syndicate. Under these loan participation arrangements, an Underlying Fund will have the right to receive payments of principal, interest and any fees to which it is entitled from the bank selling the loan participation upon receipt by the bank of the payments from the borrower. The borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent an Underlying Fund derives its rights from the intermediary bank that sold the loan participation. Interests in loan participations in which an Underlying Fund may invest may not be rated by any nationally recognized rating service. An Underlying Fund will invest in loan participations that are not rated only if BFA determines that at the time of the investment the interests in loan participations are of comparable quality to the other instruments in which the Underlying Fund may invest.

Because the bank issuing the loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower. In addition, it may be necessary, under the terms of the loan participation, for an Underlying Fund to assert its rights against the underlying corporate borrower, in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, an Underlying Fund could be subject to delays, expenses, and risks, which are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the borrower.

An Underlying Fund may also assume the credit risk associated with an interposed bank or other financial intermediary. In the case of a loan that is administered by an agent bank acting as agent for all holders, the agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, an Underlying Fund has direct recourse against the corporate borrower, the Underlying Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of an Underlying Fund were determined to be subject to the claims of the agent bank’s general creditors, the Underlying Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Moreover, under the terms of the loan participation, an Underlying Fund may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the Underlying Fund also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank. If an Underlying Fund does not receive scheduled interest or principal payments on such indebtedness, the Underlying Fund’s NAV and yield could be adversely affected. Loans that are fully secured offer an Underlying Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

An Underlying Fund may invest in loan participations of below investment-grade quality. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, an Underlying Fund bears a substantial risk of losing the entire amount invested.

Loans and other types of direct indebtedness may be subject to restrictions on resale. In addition, the secondary market, if any, for loans and other types of direct indebtedness may be limited; thus, loans and other types of direct indebtedness purchased by an Underlying Fund may be treated as illiquid.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to an Underlying Fund. For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, an Underlying Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, an Underlying Fund relies on BFA’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Underlying Fund.

Mortgage Securities. Mortgage securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or “CMOs”), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the “principal-only” security (PO) receives the principal payments made by the underlying mortgage, while the holder of the “interest-only” security (IO) receives interest payments from the same underlying mortgage.

The value of mortgage securities may change due to shifts in the market’s perception of the creditworthiness of issuers and changes in interest rates. The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information required to evaluate the practices of these mortgage originators. In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage securities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate.

Non-governmental mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk. Prepayment risk is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities. In addition, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Also see “Asset-Backed and Commercial Mortgage-Backed Securities,” “Hybrid ARM Securities” and “Mortgage Pass-Through Securities.”

Mortgage Pass-Through Securities. Certain of the Underlying Funds may invest in mortgage pass-through securities which are a category of pass-through securities backed by pools of mortgages and issued by the Government National Mortgage Association (“GNMA”), or by one of several U.S. Government-sponsored enterprises, such as the Federal National Mortgage Association (“FNMA”), or Federal Home Loan Mortgage Corporation (“FHLMC”), or the Federal Home Loan Banks (“FHLBs”). In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.

A significant portion of the Bloomberg Barclays U.S. Aggregate Index (the “Bloomberg Barclays Aggregate Index”), represents the U.S. agency mortgage pass-through segment of the U.S. investment grade bond market. Therefore, a substantial portion of the iShares Core Total U.S. Bond Market ETF is invested to seek exposure to a representative sample of U.S. agency mortgage pass-through securities. The portion of the Bloomberg Barclays Aggregate Index representing the mortgage pass-through segment of the U.S. investment grade bond market is comprised of multiple pools of mortgage pass-through securities.

Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information required to evaluate the practices of these mortgage originators. In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage securities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Should the government adopt new laws providing mortgage borrowers with additional rights to renegotiate interest rates, alter terms, obtain orders to modify their mortgage terms through the bankruptcy courts, or otherwise allow borrowers to modify or restructure existing mortgages, this may negatively impact mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, an Underlying Fund may obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines that establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to settlement date. An Underlying Fund may use TBA transactions in several ways. For example, an Underlying Fund may regularly enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll” an Underlying Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, an Underlying Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose an Underlying Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, an Underlying Fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and BFA will monitor the creditworthiness of such counterparties. The use of “TBA rolls” may cause an Underlying Fund to experience higher portfolio turnover and to pay higher capital gain distributions, which may result in larger amounts of short-term capital gains allocable to interestholders. The Underlying Funds maintain liquid assets in connection with the TBA transactions.

The iShares Core Total U.S. Bond Market ETF and the iShares MBS Bond Fund intend to invest cash pending settlement of any TBA transactions in money market instruments, repurchase agreements or other high-quality, liquid short-term instruments, including money market funds affiliated with BFA.

Municipal Securities. Certain of the Underlying Funds may invest in municipal securities. Municipal securities are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of a municipal security issuer to make payments on that security could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. Municipal securities in which the Underlying Funds may invest include, but are not limited to, municipal lease obligations and securities issued by entities whose underlying assets are municipal bonds. There is no guarantee that income from municipal securities will be exempt from federal or state taxes. Changes in federal or state tax treatment of municipal securities may make municipal securities less attractive as investments or cause them to lose value.

In addition, certain of the Underlying Funds may invest in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

The State Street Institutional U.S. Government Money Market Fund may invest in ‘high-quality’ long-term municipal bonds, municipal notes and short-term commercial paper, with remaining maturities not exceeding 397 calendar days.

Participation Interests. An Underlying Fund may invest in participation interests in any type of security in which the Underlying Fund may invest. A participation interest gives an Underlying Fund an undivided interest in the underlying securities in the proportion that the Underlying Fund’s participation interest bears to the total principal amount of the underlying securities.

Ratings. An investment-grade rating means the security or issuer is rated investment-grade by Moody’s® Investors Service (“Moody’s”), Standard & Poor’s® Rating Services, a division of McGraw-Hill Financial (“S&P”), Fitch Inc. (“Fitch”), Dominion Bond Rating Service Limited, or another credit rating agency designated as a NRSRO by the SEC, or is unrated but considered to be of equivalent quality by BFA. Bonds rated Baa by Moody’s or BBB by S&P or above are considered “investment grade” securities; bonds rated Baa are considered medium grade obligations which lack outstanding investment characteristics and have speculative characteristics, while bonds rated BBB are regarded as having adequate capacity to pay principal and interest.

Subsequent to purchase by the applicable Underlying Funds, a rated security may cease to be rated or its rating may be reduced below an investment grade rating. Bonds rated lower than Baa3 by Moody’s or BBB- by S&P are below investment grade quality and are obligations of issuers that are considered predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy and increased market price volatility. Such securities (“lower rated securities”) are commonly referred to as “junk bonds” and are subject to a substantial degree of credit risk. Lower rated securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial. Bonds rated below investment grade tend to be less marketable than higher-quality bonds because the market for them is less broad. The market for unrated bonds is even narrower.

Repurchase Agreements. An Underlying Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Underlying Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by each Underlying Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, each Underlying Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

In any repurchase transaction, collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BFA. Collateral, however, is not limited to the foregoing and may include, for example, obligations rated below the highest category by NRSROs. Collateral for a repurchase agreement may also include securities that an Underlying Fund could not hold directly without the repurchase obligation. Irrespective of the type of collateral underlying the repurchase agreement, a repurchase obligation with a particular counterparty must satisfy the credit quality standards applicable to the acquisition of an instrument issued by such counterparty in compliance with Rule 2a-7 under the 1940 Act.

Repurchase agreements pose certain risks for an Underlying Fund that utilizes them. Such risks are not unique to the Underlying Funds but are inherent in repurchase agreements. The Underlying Funds seek to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, the Underlying Fund would retain the status of an unsecured creditor of the counterparty (i.e., the position the Underlying Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, an Underlying Fund would be at risk of losing some or all of the principal and income involved in the transaction.

Restricted Securities. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to an Underlying Fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “Securities Act”) or in a registered public offering. Where registration is required, the restricted security’s holder may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time the holder decides to seek registration and the time the holder may be permitted to sell a security under an effective registration statement. If, during that period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. Certain of the Underlying Funds may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally the effect of such transactions is that an Underlying Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Underlying Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if an Underlying Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and an Underlying Fund intends to use the reverse repurchase technique only when BFA believes it will be advantageous to an Underlying Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of an Underlying Fund’s assets. The custodian bank will maintain a separate account for the Underlying Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered borrowings. The custodian for the Underlying Fund maintains liquid assets having a value equal to or greater than reverse repurchase agreements commitments.

Short-Term Instruments. Each Underlying Fund may invest in short-term instruments in the same manner as the LifePath Funds, as described above.

Unrated Investments. The State Street Institutional U.S. Government Money Market Fund may purchase instruments that are not rated if, in the opinion of BFA, such obligations are of investment quality comparable to other rated investments that are permitted for purchase by the Fund, if they are purchased in accordance with the Fund’s procedures adopted by the Trust’s Board of Trustees in accordance with Rule 2a-7 under the 1940 Act.

Such procedures require approval or ratification by the Board of Trustees of the purchase of unrated securities. After purchase by the State Street Institutional U.S. Government Money Market Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require an immediate sale of such security by the Fund provided that, when a security ceases to be rated, the investment adviser to that Fund determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the investment adviser to that Fund finds that the sale of such security would not be in the State Street Institutional U.S. Government Money Market Fund’s shareholder’s best interest.

To the extent the ratings given by a NRSRO may change as a result of changes in such organization or its rating systems, the State Street Institutional U.S. Government Money Market Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its registration statement.

U.S. Government Obligations. Certain of the Underlying Funds may invest a portion of their assets in U.S. Government obligations and may make such investments in the same manner as the LifePath Funds, as described above.

Warrants. A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specified amount of the corporation’s capital stock at a set price for a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities.

INVESTMENT POLICIES AND RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

The Funds are subject to certain fundamental restrictions on their investments. These restrictions may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Funds affected by the change.

1.	DIVERSIFICATION. No Fund will make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act. This restriction does not apply to any Fund classified as a non-diversified company under the 1940 Act.

2a.	INDUSTRY CONCENTRATION—EQUITY FUND, SMALL/MID CAP EQUITY FUND, INTERNATIONAL EQUITY FUND, EQUITY AND BOND FUND, BOND FUND AND THE LIFEPATH FUNDS. The Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, Equity and Bond Fund, Bond Fund and the LifePath Funds will not invest 25% or more of their total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities).

2b.	INDUSTRY CONCENTRATION—MONEY MARKET FUND. The Money Market Fund will not invest 25% or more of its assets (taken at market value at the time of each investment), other than U.S. Government securities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of foreign banks, and repurchase agreements and securities loans collateralized by U.S. Government securities or such bank obligations, in the securities of issuers primarily engaged in the same industry.

2c.	INDUSTRY CONCENTRATION—EQUITY INDEX FUNDS. The Equity Index Funds will concentrate their investments in an industry or industries if, and approximately to the extent that, their benchmark indices concentrate in such industry or industries, except where the concentration of the relevant index is the result of a single stock.

2d.

INDUSTRY CONCENTRATION—TAX ADVANTAGED BOND FUND. The Tax Advantaged Bond Fund may not invest in securities other than municipal securities, except that it may make temporary investments (up to 20% of its total assets under normal circumstances) in certain short-term taxable securities issued by or on behalf of municipal or corporate issuers, obligations of the United States Government and its agencies or instrumentalities, commercial paper, bank certificates of deposit, and any such items subject to short-term repurchase agreements.

3.	INTERESTS IN REAL ESTATE. No Fund will purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). A security issued by a real estate or mortgage investment trust is not treated as an interest in real estate.

4.	UNDERWRITING. No Fund will underwrite securities of other issuers except insofar as the Trust may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

5.

BORROWING. No Fund will borrow money, except that, for temporary purposes: (a) a Fund may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; (b) a Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; and (c) a Fund may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. An Equity Index Fund may not borrow money for any purpose.

6.	LENDING. No Fund will lend any security or make any other loan, except through: (a) the purchase of debt obligations in accordance with the Fund’s investment objective or objectives and policies; (b) repurchase agreements with banks, brokers, dealers, and other financial institutions; and (c) loans of securities as permitted by applicable law.

7.	COMMODITIES. No Fund will purchase or sell commodities or commodity contracts, except that a Fund may (a) enter into futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities.

8.	SENIOR SECURITIES. No Fund will issue senior securities except to the extent the activities permitted in Fundamental Restrictions Nos. 5 and 7 may be deemed to give rise to a senior security.

9a.	INVESTMENTS—TAX ADVANTAGED BOND FUND. The Tax Advantaged Bond Fund will (i) invest at least 80% of its assets in tax-exempt securities; or (ii) invest its assets so that at least 80% of the income will be tax-exempt.

9b.	EQUITY INDEX FUNDS AND LIFEPATH FUNDS. Each of the Equity Index Funds and the LifePath Funds may, notwithstanding any other fundamental policy or restrictions, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions of such Equity Index Fund or LifePath Fund.

9c.	INVESTMENTS—EQUITY AND BOND FUND. The Equity and Bond Fund will not invest in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the State Farm group of investment companies, U.S. Government securities, or short-term paper.

For the purposes of the restrictions relating to industry concentration, the restrictions noted above in Fundamental Restriction No. 2 do not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

NON-FUNDAMENTAL RESTRICTIONS

The Trust also has adopted the following additional investment restrictions applicable (except as noted) to all Funds. These are not fundamental and may be changed by the Board of Trustees without shareholder approval.

1.	FINANCIAL FUTURES CONTRACTS. No Fund may enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

2.	MARGIN PURCHASES. No Fund may purchase any securities on margin except in connection with investments of certain Funds in futures contracts or options on futures contracts.

3.	PLEDGING ASSETS. No Fund may mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by such Fund except: (a) as may be necessary in connection with borrowings mentioned in fundamental restriction number 5 above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Fund’s total assets, taken at market value at the time thereof, or (b) in connection with investments of certain Funds in futures contracts or options on futures contracts.

4a.	ILLIQUID SECURITIES AND REPURCHASE AGREEMENTS. No Fund may purchase securities or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in any combination of:

(i)	repurchase agreements not entitling the holder to payment of principal and interest within seven days, and

(ii)	securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

4b.	ILLIQUID SECURITIES AND REPURCHASE AGREEMENTS—MONEY MARKET FUND. In addition to the non-fundamental restriction in 4a above, the Money Market Fund will not invest in illiquid securities if immediately after the acquisition the Money Market Fund would have invested more than 5% of its total assets in illiquid securities.

5.	INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each Fund may invest in other investment companies in accordance with the restrictions imposed by the Investment Company Act of 1940 and the rules thereunder.

6.	INVESTMENT COMPANY NAMES. Each of the Equity Fund, the Small/Mid Cap Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund, Bond Fund and Money Market Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of borrowings for investment purposes, in the particular type of investment that is suggested by the Fund’s name, and each will notify its shareholders at least 60 days prior to any change in such policy.

7.	FUND OF FUND INVESTMENTS. Any Fund of the Trust whose shares are acquired by another Fund of the Trust in accordance with to Section 12(d)(1)(G) of the 1940 Act shall not purchase securities of a registered open-end investment company or a registered unit investment trust in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

With respect to non-fundamental restriction #5 above, the 1940 Act and the rules thereunder provide that one investment company (the “acquiring fund”) may invest in shares of another investment company (the “acquired fund”) to the extent that:

•	The acquiring fund does not acquire more than 3% of the acquired fund’s outstanding voting securities,

•	The acquiring fund does not acquire securities issued by the acquired fund having an aggregate value greater than 5% of the value of the total assets of the acquiring fund, and

•

The acquiring fund cannot acquire securities issued by the acquired fund if that acquisition would result in the acquiring fund owning securities of the acquired fund and all other investment companies having an aggregate value greater than 10% of the value of the total assets of the acquiring fund.

The normally applicable 3%, 5% and 10% limitations do not apply to a fund, such as the Equity and Bond Fund, which is structured as a fund-of-funds. A fund-of-funds invests exclusively in U.S. Government securities, short-term paper and securities issued by other investment companies that are part of the same group of investment companies. Furthermore, Rule 12d1-1 under the 1940 Act allows an investment company in certain circumstances to invest in another investment company that is a money market fund without regard to the normally applicable 3%, 5% and 10% limitations. To rely on Rule 12d1-1, the acquiring fund may pay no sales charge or service fee in connection with the purchase, sale or redemption of securities issued by the money market fund, unless the acquiring fund’s investment adviser waives an equivalent amount of its fees. The Trust’s LifePath Funds invest in Underlying Funds outside the normally applicable 3%, 5% and 10% limitations of Section 12(d)(1) limits of the 1940 Act because the LifePath Funds have signed a Participation Agreement with iShares Funds allowing the Trust’s LifePath Funds to rely upon an exemptive order that the iShares Funds obtained from the U.S. Securities and Exchange Commission (the “iShares Order”). The iShares Order permits management investment companies, such as the Trust’s LifePath Funds, to invest in the iShares Funds in excess of the 3%, 5% and 10% limitations if such investments are made in accordance with the conditions of the iShares Order. The investments by the Trust’s LifePath Funds will be made in accordance with the conditions of the iShares Order.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

To ensure that disclosure about Fund portfolio holdings is in the best interests of Fund shareholders, the Board of Trustees has adopted policies and procedures with respect to the disclosure of portfolio holdings. The Board of Trustees periodically reviews these policies and procedures to ensure that they adequately protect shareholders and that any disclosure of portfolio holdings information is in the best interests of shareholders. The Board is updated as needed regarding the Trust’s compliance with these policies and procedures, including information relating to any potential conflicts between the interests of the Trust’s shareholders and the interests of the Manager, State Farm VP Management Corp. and their affiliates. Except as provided in that policy, no listing of the portfolio holdings or discussion of one or more portfolio holdings of any series of the Trust shall be provided to any person, including any shareholder of the Trust.

A complete list of the portfolio holdings of each Fund as of the close of each calendar quarter will be made publicly available on the 60th day of the following calendar quarter, or the next business day if the 60th day is not a business day. In addition, the policy allows the release of nonpublic portfolio holdings information to selected parties if (i) based on a determination by the president, the treasurer, the chief compliance officer, a senior vice president or a vice president of the Trust, disclosure of portfolio holdings information in the manner and at the time proposed is consistent with a legitimate business purpose of the Trust, and (ii) the recipient agrees in writing that it is subject to a duty of confidentiality with respect to that information.

The Trust makes information about each Fund’s portfolio securities available to certain parties in certain situations described below sooner than when such information is publicly available in filings with the SEC. The disclosure of portfolio holdings is made to Stradley Ronon Stevens & Young, LLP, PricewaterhouseCoopers LLP and Donnelley Financial, LLC on a quarterly basis.

Identity of Person to whom information is disclosed	Purpose of Disclosure	Compensation or other consideration received by the Trust, the Manager or other party
Stradley Ronon Stevens & Young, LLP, legal counsel to the Trust and its independent trustees	To enable Stradley Ronon Stevens & Young, LLP to provide legal advice to the Trust	None

PricewaterhouseCoopers LLP, the Trust’s Independent Registered Public Accounting Firm	To enable PricewaterhouseCoopers LLP to provide auditing and other services to the Trust	None

Donnelley Financial, LLC, the Trust’s financial printer	Prepare Forms N-Q and N-CSR for filing with SEC and prepare the Trust’s annual and semi-annual reports for distribution to shareholders	None
The Trust has a written confidentiality agreement with Donnelley Financial, LLC and PricewaterhouseCoopers LLP, but the Trust does not have written confidentiality agreements with Stradley Ronon Stevens & Young, LLP. While the Trust does not have separate confidentiality agreements with this service provider, and, accordingly, it is possible that the Trust’s portfolio information could be selectively disclosed, the Board of Trustees believes that such disclosure is unlikely given industry non-disclosure standards and the Trust’s past experience with Stradley Ronon Stevens & Young, LLP. In addition, public knowledge of a service provider’s failure to maintain the confidentiality of portfolio holdings information likely could cause severe reputational damage to these firms, thereby making release of such information very unlikely. The Trust also expects that Stradley Ronon Stevens & Young, LLP will not trade in securities based on the information or use the information except as necessary in providing services to the Trust.

No person or entity shall accept any compensation or consideration of any kind (including any agreement to maintain assets in any Fund or enter into or maintain any other relationship with the Manager or State Farm VP Management Corp.) in connection with the release of information relating to a Fund’s portfolio holdings.

Exceptions to the policy are reported to the Board of Trustees by the chief compliance officer or general counsel no later than at the next regularly scheduled meeting of the Board of Trustees.

PROXY VOTING POLICIES

The Trust has adopted Manager’s proxy voting policies and procedures as the proxy voting policies and procedures for the Trust in accordance with applicable rules under the Investment Company Act of 1940.

The Manager adopted and implemented its proxy voting policies and procedures to reasonably ensure that proxies are voted in the best interests of its clients, including the Funds, in accordance with Manager’s fiduciary duties and in accordance with applicable rules under the 1940 Act. The Manager’s proxy voting policies and procedures set forth its general voting philosophies, including its procedures for addressing any conflicts of interest that may arise.

The Manager has retained sub-advisers to manage, under the Manager’s supervision and direction, portfolio securities of the corresponding Fund or Funds in the table below.

Sub-adviser	Fund
BFA	S&P 500 Index Fund Small Cap Index Fund International Index Fund LifePath Funds
Bridgeway	Equity Fund Small/Mid Cap Equity Fund
Westwood	Equity Fund
Marsico	International Equity Fund
Northern Cross	International Equity Fund

Each sub-adviser has discretion to vote proxies related to the portfolio securities that it manages. The Manager has reviewed and approved each sub-adviser’s Proxy Voting Guidelines and will review any amendments to those guidelines, which shall be utilized with respect to the portfolio securities managed by the sub-adviser.

Except for the proxy voting policies and procedures of BFA, which are described below, the Manager’s and each sub-adviser’s proxy voting policies and procedures are attached as a separate Appendix to this SAI.

Summary of BFA Proxy Voting Policies and Procedures

1.a) Proxy Policy – How conflicts are handled

BlackRock, the indirect parent company of BFA, maintains policies and procedures that are designed to prevent undue influence on BlackRock’s proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates. Some of the steps BlackRock has taken to prevent conflicts include, but are not limited to:

i. BlackRock has adopted a proxy voting oversight structure whereby the Investment Stewardship Committees oversee the voting decisions and other activities of the Global Investment Stewardship Group, and particularly its activities with respect to voting in the relevant region of each committee’s jurisdiction.

ii. The Investment Stewardship Committees have adopted Guidelines for each region, which set forth the firm’s views with respect to certain corporate governance and other issues that typically arise in the proxy voting context. The Investment Stewardship Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the voting process. In addition, the Committee receives periodic reports regarding the specific votes cast by the Investment Stewardship Group and regular updates on material process issues, procedural changes and other matters of concern to the Committee.

iii. BlackRock’s Global Investment Stewardship Committee oversees the Global Head, the Investment Stewardship Group and the Investment Stewardship Committees. The Global Investment Stewardship Committee conducts a review, at least annually, of the proxy voting process to ensure compliance with BlackRock’s risk policies and procedures.

iv. BlackRock maintains a reporting structure that separates the Global Head and Investment Stewardship Group from employees with sales responsibilities. In addition, BlackRock maintains procedures to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to BlackRock’s relationship with the issuer of the proxy or dissident shareholder. Within the normal course of business, the Global Head or Investment Stewardship Group may engage directly with BlackRock clients, and with employees with sales responsibilities, in discussions regarding general corporate governance policy matters, and to otherwise ensure proxy-related client service levels are met. The Global Head or Investment Stewardship Group does not discuss any specific voting matter with a client prior to the disclosure of the vote decision to all applicable clients after the shareholder meeting has taken place, except if the client is acting in the capacity as issuer of the proxy or dissident shareholder and is engaging through the established procedures independent of the client relationship.

v. In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies, or provide BlackRock with instructions as to how to vote such proxies. In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary’s determination. Use of an independent fiduciary has been adopted for voting the proxies related to any company that is affiliated with BlackRock, or any company that includes BlackRock employees on its board of directors.

With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is driven by its clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on BlackRock’s evaluation of this relationship, BlackRock believes that generally the likely economic value of casting most votes is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted. Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures is necessary in light of future conditions. In addition, BlackRock may in its discretion determine that the value of voting outweighs the cost of recalling shares, and thus recall shares to vote in that instance.

1.b) Proxy Policy – Cost/Benefit of voting

BlackRock votes proxies in these markets only on a “best-efforts” basis. In addition, the Investment Stewardship Committees may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if it is determined that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the issuer’s proposal.

1.c) Proxy Policy – Use of external vendors

BlackRock’s Investment Stewardship (“BIS”) team makes all proxy voting decisions in-house for shareholder meetings in the US, Canada, Australia and New Zealand, using BlackRock’s internally-developed market-specific proxy voting guidelines. For proxy voting in other countries, BlackRock makes the voting decisions in-house for complex or contentious proposals using its internally-developed international voting guidelines, and BlackRock leverages the capabilities of ISS, a leading proxy advisory firm, to make vote recommendations for straightforward proposals by applying these same guidelines. In making its voting decisions, BlackRock uses research and other data services from several proxy advisory firms, including ISS, PIRC, IVIS, Governance Visions and Glass Lewis.

BlackRock uses the ISS ProxyExchange platform for the receipt and execution of proxy ballots, the execution of proxy votes to the appropriate downstream intermediary, and the recordkeeping and reporting of proxy votes.

In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a safeguard to avoid potential conflicts of interest or as otherwise required by applicable law.

1.d) Proxy Policy – Committee responsibilities

BlackRock holds itself to a very high standard in its corporate governance activities, including in relation to executing proxy votes. This function is executed by a team of dedicated BlackRock employees without sales responsibilities (the “Investment Stewardship Group”), and which is considered an investment function. BlackRock maintains three regional oversight committees (“Investment Stewardship Committees”) for the Americas, Europe, the Middle East and Africa (EMEA) and Asia-Pacific, consisting of senior BlackRock investment professionals. All of the regional Investment Stewardship Committees report to a Global Investment Stewardship Oversight Committee, which is a risk-focused committee composed of senior representatives of the active and index equity investment businesses, the Deputy General Counsel, the Global Executive Committee member to whom the Investment Stewardship Group reports and the head of the Investment Stewardship Group. The Investment Stewardship Committees review and approve amendments to their respective proxy voting guidelines (“Guidelines”) and grant authority to the Global Head of Investment Stewardship (“Global Head”), a dedicated BlackRock employee without sales responsibilities, to vote in accordance with the Guidelines. The Global Head leads the Investment Stewardship Group to carry out engagement, voting and vote operations in a manner consistent with the relevant Investment Stewardship Committee’s mandate. The Investment Stewardship Group engages companies in conjunction with the portfolio managers in discussions of significant governance issues, conducts research on corporate governance issues and participates in industry discussions to keep abreast of the field of corporate governance. The Investment Stewardship Group, or vendors overseen by the Investment Stewardship Group, also monitor upcoming proxy votes, execute proxy votes and maintain records of votes cast. The Investment Stewardship Group may refer complicated or particularly controversial matters or discussions to the appropriate investors and/or regional Investment Stewardship Committees for their review, discussion and guidance prior to making a voting decision. BlackRock’s Equity Policy Oversight Committee (EPOC) is informed of certain aspects of the work of the Global Investment Stewardship Oversight Committee and the Investment Stewardship Group.

1.e) Proxy Policy – Identification of who had ultimate voting responsibility

At BlackRock, voting is an essential part of its efforts to protect and enhance shareholder value. It’s the most broad-based form of engagement BlackRock has with companies, and it enables investors to provide feedback to the board while encouraging board members and management teams to consider and address investor concerns.

BlackRock tends to enter into a private dialogue with company management and board members where BlackRock has concerns. As a long-term investor, BlackRock is keen to build constructive relationships with companies, and it believes this is more likely to occur if BlackRock allows them time to address governance issues before it escalates to voting against management recommendations. BlackRock does not disclose either publicly or privately in advance of a meeting how it has voted or intends to vote. The one exception is that in markets where it is expected, BlackRock will privately advise the company when it intends to vote against management resolutions, to ensure that management understands the reason for BlackRock’s vote against and the change BlackRock expects of them.

1.f) Proxy Policy – Recordkeeping policy for voting

The proxy voting and engagement records are centralized within the ISS platform for BlackRock globally, allowing for efficient workflow distribution and record keeping across BlackRock’s global team of corporate governance and responsible investing experts.

The Manager’s proxy voting policies and procedures are available to shareowners upon request. Information regarding how each Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-447-4930 and on the SEC’s website at http://www.sec.gov.

SELECTION OF INVESTMENTS FOR THE S&P 500 INDEX FUND

The manner in which stocks are chosen for the S&P 500 Index Fund differs from the way securities are chosen in most other mutual funds. Unlike other mutual funds where the portfolio securities are chosen by an investment adviser based upon the adviser’s research and evaluations, stocks are selected for inclusion in the S&P 500 Index Fund’s portfolio to have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the benchmark index taken in its entirety.

Over time, the portfolio composition of the S&P 500 Index Fund may be altered (or “rebalanced”) to reflect changes in the characteristics of its benchmark index. Such rebalancings will require the S&P 500 Index Fund to incur transaction costs and other expenses.

TRACKING ERROR—S&P 500 INDEX FUND

BFA uses the “expected tracking error” as a way to measure the S&P 500 Index Fund’s performance relative to the performance of its benchmark index. An expected tracking error of 5% means that there is a 68% probability that the NAV of the S&P 500 Index Fund will be between 95% and 105% of the subject index level after one year, without rebalancing the portfolio composition. A tracking error of 0% would indicate perfect tracking, which would be achieved when the NAV of the S&P 500 Index Fund increases or decreases in exact proportion to changes in its benchmark index. Factors such as expenses of the S&P 500 Index Fund, taxes, the need to comply with the diversification and other requirements of the Code and other requirements may adversely impact the tracking of the performance of the S&P 500 Index Fund to that of its benchmark index.

SELECTION OF INVESTMENTS FOR THE SMALL CAP INDEX FUND AND THE INTERNATIONAL INDEX FUND

The manner in which stocks are chosen for the Small Cap Index Fund and the International Index Fund differs from the way securities are chosen in most other mutual funds. Unlike other mutual funds where the portfolio securities are chosen by an investment adviser based upon the adviser’s research and evaluations, stocks are selected for these Funds to have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the benchmark index taken in its entirety. The Small Cap Index Fund and the International Index Fund generally do not hold all of the issues that comprise their respective benchmark index, due in part to the costs involved and, in certain instances, the potential illiquidity of certain securities. Instead, the Small Cap Index Fund attempts to hold a representative sample of the securities in its benchmark index, which are selected by BFA utilizing quantitative analytical models in a technique known as “portfolio sampling.” Under this technique, each stock is considered for inclusion in the Fund based on its contribution to certain capitalization, industry and fundamental investment characteristics. The International Index Fund holds securities selected by BFA utilizing a quantitative model known as minimum variance optimization. Under this technique, stocks are selected for inclusion if the fundamental investment characteristics of the security reduce the portfolio’s predicted tracking error against the benchmark index. BFA seeks to construct the portfolio of each of the Small Cap Index Fund and the International Index Fund so that, in the aggregate, their capitalization, industry and fundamental investment characteristics perform like those of their benchmark index. Over time, the portfolio composition of each of these

Funds may be altered (or “rebalanced”) to reflect changes in the characteristics of its benchmark index or, with a view to bringing the performance and characteristics more in line with that of their benchmark index. Such rebalancings will require the Funds to incur transaction costs and other expenses. Each of the Small Cap Index Fund and the International Index Fund reserves the right to invest in all of the securities in its benchmark index.

TRACKING ERROR—SMALL CAP INDEX FUND AND INTERNATIONAL INDEX FUND

As discussed in the Prospectuses, the Small Cap Index Fund and the International Index Fund are subject to the risk of tracking error. Tracking error may result from share purchases and redemptions, transaction costs, expenses and other factors. Share purchases and redemptions may necessitate the purchase and sale of securities by these Funds and the resulting transaction costs which may be substantial because of the number and the characteristics of the securities held. In addition, transaction costs are incurred because sales of securities received in connection with spin-offs and other corporate reorganizations are made to conform a Fund’s holdings to its investment objective. Tracking error also may occur due to factors such as the size of a Fund, the maintenance of a cash reserve pending investment or to meet expected redemptions, changes made in the Fund’s benchmark index or the manner in which the index is calculated or because the indexing and investment approach of BFA does not produce the intended goal of these Funds. BFA monitors tracking error for the Small Cap Index Fund and the International Index Fund at least quarterly.

RELATIONSHIP WITH THE INDEX PROVIDERS

STANDARD & POOR’S

The S&P 500 Index Fund seeks to match the performance of the Standard & Poor’s Index of 500 stocks (“S&P 500”). The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by the Trust (the “Licensee”). Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. Licensee’s product(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Licensee’s product(s) or any member of the public regarding the advisability of investing in securities generally or in Licensee’s product(s) particularly or the ability of the S&P 500 Index to track general market performance. S&P Dow Jones Indices’ only relationship to Licensee with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the Licensee’s product(s). S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of Licensee’s product(s) into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of Licensee’s product(s) or the timing of the issuance or sale of Licensee’s product(s) or in the determination or calculation of the equation by which Licensee’s product(s) is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of Licensee’s product(s). There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES

MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE LICENSEE’S PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

RUSSELL 2000®

The Small Cap Index Fund seeks to match the performance of the Russell 2000® Index (the “Russell 2000”). The Russell 2000® tracks the common stock performance of the 2000 smallest U.S. companies in the Russell 3000 Index, representing about 10% in the aggregate of the capitalization of the Russell 3000 Index. The Russell 2000® and the Russell 3000® are trademarks/service marks, and “Russell” is a trademark, of Frank Russell Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Index Fund nor any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy or completeness, or otherwise.

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000®. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Russell 2000®.

Frank Russell Company’s publication of the Russell 2000® in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the index is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell 2000® or any data included in the Russell 2000®. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the Russell 2000® or any data included therein, or any security (or combination thereof) comprising the Russell 2000®. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell 2000® or any data or any security (or combination thereof) included therein.

EAFE® FREE INDEX

The International Index Fund seeks to match the performance of the MSCI Europe, Australasia, and Far East Free Index (“the EAFE® Free Index”). The EAFE® Free Index is the exclusive property of MSCI, Inc. MSCI is a service mark of MSCI, Inc. and has been licensed for use by the Trust. The International Index Fund is not sponsored, endorsed, sold or promoted by MSCI, Inc. Neither MSCI, Inc. nor any other party makes any representation or warranty, express or implied, to the owners of shares of the International Index Fund or any member of the public regarding the advisability of investing in funds generally or in the shares of the International Index Fund particularly or the ability of the EAFE® Free Index to track general stock market performance. MSCI, Inc. is the licensor of certain trademarks, service marks and trade names of MSCI, Inc. and of the EAFE® Free Index, which is determined, composed and calculated by MSCI, Inc. without regard to the Trust or International Index Fund. MSCI, Inc. has no obligation to take the needs of the Trust or International Index Fund or the owners of the International Index Fund into consideration in determining, composing or calculating the EAFE® Free Index. MSCI, Inc. is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the International Index Fund to be issued or in the determination or calculation of the equation by which the

International Index Fund is redeemable for cash. Neither MSCI, Inc. nor any other party has any obligation or liability to owners of the International Index Fund in connection with the administration, marketing or trading of the International Index Fund.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the EAFE® Free Index from sources which MSCI considers reliable, neither MSCI nor any other party guarantees the accuracy and/or the completeness of the EAFE® Free Index or any data included therein. Neither MSCI nor any other party makes any warranty, express or implied, as to results to be obtained by the trust, the trust’s customers and counterparties, owners of the International Index Fund, or any other person or entity from the use of the EAFE® Free Index or any data included therein in connection with the rights licensed by MSCI to the trust or for any other use. Neither MSCI nor any other party makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the EAFE® Free Index or any data included therein. Without limiting any of the foregoing, in no event shall MSCI or any other party have any liability for any direct, indirect, special punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

Leadership Structure and Committees. The Board of Trustees (the “Board”), which currently includes seven individual Trustees, has overall responsibility for the conduct of the Trust’s affairs. Two of the seven Trustees are “interested persons” of the Trust as defined by the 1940 Act. An interested person of the Trust includes a person who is otherwise affiliated with the Trust or with a service provider to the Trust, such as an officer or director of the Manager or of State Farm VP Management Corp., the Trust’s distributor. Five of the seven Trustees are not “interested persons” as defined under the 1940 Act, a category of persons that includes individuals who are not otherwise affiliated with the Trust and its service providers. Trustees who are not interested persons of the Trust under the 1940 Act are referred to in this SAI as “Independent Trustees.”

Under the Trust’s Declaration of Trust and its Bylaws, a Trustee may serve as a Trustee until he or she dies, resigns or is removed from office. The Trust has adopted a policy that each Trustee must retire from his or her Trustee position after reaching age 72. The Trust is not required to hold annual meetings of shareowners for the election or re-election of Trustees or for any other purpose, and does not intend to do so. Delaware law permits shareowners to remove Trustees under certain circumstances and requires the Trust to assist in shareowner communications.

Mr. Joe R. Monk, Jr., an interested Trustee of the Trust, serves as the President and Chairperson of the Trust. In his roles, Mr. Monk presides at Board meetings.

There are three standing committees of the Board—the Executive Committee, the Committee of Independent Trustees (the “CIT”) and the Audit Committee. The members of the Executive Committee are Messrs. Joe R. Monk, Jr., Paul J. Smith and David L. Vance. Messrs. Monk and Smith are “interested persons” of the Trust, as that term is defined in the 1940 Act, whereas Mr. Vance is an Independent Trustee. The Executive Committee acts on behalf of the entire Board during intervals between Board meetings. Actions of the Executive Committee must be consistent with the Trust’s Declaration of Trust. During calendar year 2017, the Executive Committee did not meet.

The CIT includes as its members all of the Independent Trustees, as listed under the heading “Management Information—State Farm Mutual Fund Trust” in this SAI. The CIT operates pursuant to a separate charter specifying that CIT members shall designate a CIT Chairperson. The CIT has designated Mr. David L. Vance to serve as CIT Chairperson. The CIT is responsible for overseeing the effective functioning of the Board, reviewing the investment management, distribution, and 12b-1 plans of the Trust and making recommendations to the full Board regarding entering into or the continuation of such agreements. In addition, the CIT is responsible for nominating candidates for election as Independent Trustees. The CIT will consider nominees recommended by shareholders. A shareholder may submit a suggested candidate by sending a resume of the candidate to the Secretary of the Trust, at the address of the Trust’s principal executive offices. During calendar year 2017, the CIT held five meetings. As CIT Chairperson, Mr. Vance presides at CIT meetings, and, in consultation with the other CIT members, sets the agenda for all such meetings.

The Audit Committee includes as its members Messrs. Alan R. Latshaw and Victor J. Boschini and Ms. Anita M. Nagler, each of whom is an Independent Trustee. The Audit Committee operates pursuant to a separate charter specifying that unless the Board appoints a Chairperson of the Audit Committee, the Audit Committee shall appoint a Chairperson. The Board has appointed Mr. Latshaw as the Chairperson of the Audit Committee. As Audit Committee Chairperson, Mr. Latshaw presides at Audit Committee meetings, and, in consultation with Audit Committee members, sets the agenda for all such meetings. The Audit Committee is responsible for overseeing the Trust’s accounting and financial reporting practices, reviewing the results of the annual audits of the Trust’s financial statements and interacting with the Trust’s independent registered public accounting firm on behalf of the Board. During calendar year 2017, the Audit Committee held five meetings.

The Board has determined that the Trust’s leadership or governance structure is appropriate. With the Trust only consisting of 15 series, the Board does not believe that it needs any additional or any more specialized committees. The existing leadership structure also is appropriate because having a majority of Independent Trustees is consistent with current mutual fund industry practice, and effectively allows the Independent Trustees to control the Trust’s business and affairs. The Trust has determined that having an interested Board Chairperson is appropriate because it promotes efficiency in the Board’s operations. The interested Chairperson, who also serves as Senior Vice President of the Manager and State Farm VP Management Corp., has substantial knowledge regarding the day-to-day operations of the Trust. Having an interested Trustee preside at Board meetings results in more focused and efficient meetings, and Mr. Vance has an integral role in setting the Board meeting agendas. The Board holds four regularly scheduled in-person meetings each year. The Board may hold special meetings, as needed, either in-person or by telephone, to address matters arising between regular meetings. The CIT also holds four regularly scheduled in-person meetings each year, during a portion of which management is not present, and may hold special meetings, as needed, either in-person or by telephone. The CIT regularly meets with its independent legal counsel outside the presence of interested Trustees, a practice designed to foster full discussion among CIT members of all issues related to the Trust and designed to foster discussions between interested and Independent Trustees. The Trust’s leadership or governance structure is designed to promote free and open discussion of different viewpoints on issues impacting the Trust.

The Board oversees the management of risks presented in operating the Trust, including, among other things, investment, compliance and valuation risks.

Investment risk involves the chance that a Fund’s portfolio may be inappropriately invested by the Manager or by a sub-adviser, leading to excessive or inadequate risk-taking by the Fund or resulting in unsustainable or poor performance by the Fund. Compliance risk includes the chance that the Trust will not comply with applicable federal and state laws, resulting in litigation, potential penalties, legal expense and reputational harm. Valuation risk is the chance that portfolio securities held by a Fund may be valued incorrectly, resulting in an erroneous NAV for a Fund and dilution to existing or new Fund shareholders. Fund dilution could expose the Fund or the Manager to legal actions by regulators and by aggrieved shareholders.

The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Funds. In addition, under the general oversight of the Board, the Manager and other service providers to the Trust have adopted a variety of policies, procedures and controls designed to address particular risks of the Funds. Different processes, procedures and controls are employed for different types of risks. In that regard, senior officers of the Trust and the Manager, and the Trust’s Chief Compliance Officer (“CCO”) regularly report to the Board on a range of matters, including those relating to risk management. In addition to the regular reports from management, the Board also receives reports from the other service providers to the Trust, and the CIT receives regular reports from the Trust’s independent registered public accounting firm on internal controls and financial reporting matters.

The Board oversees the investment risk management process by regularly receiving written reports on the investments and securities trading of each Fund, including each Fund’s performance as compared to the Fund’s benchmark index and as compared to peer funds. In addition, Fund portfolio managers regularly make live presentations to the Board regarding the portfolio manager’s investment process and results. The Trust annually hires an independent fund tracking organization to identify peer funds (i.e., those funds comparable in size, investment objective, investment strategy and sales charge structure to each of the Trust’s Funds). The Board analyzes any Fund whose performance substantially deviates from the performance of its benchmark or peer funds. The Board is also responsible for approving the appointment of any new sub-adviser. In addition to evaluating the relative performance of each Fund, the Board also regularly evaluates the expense structure of each Fund compared to the expense structure of its peer funds.

The Board oversees management of compliance risk by adopting regulatory policies for the Trust and the Manager to follow in carrying on the day-to-day business of the Funds, and by receiving reports (on both a quarterly and as-needed basis) from the Trust and its CCO regarding the implementation of the procedures, including an annual report from the CCO. As required by the 1940 Act, the Trust’s CCO is hired by the Board, and the Board determines the CCO’s compensation. Independent legal counsel to the Trust also helps the Board understand and comply with new regulatory developments, a practice which is designed to reduce compliance risk to the Trust.

Similarly the Board oversees valuation risk by approving valuation procedures for the Manager to follow in determining each Fund’s NAV. The Manager regularly reports to both the CIT and the Board on the implementation of these procedures, including reporting to the Board each instance in which a security owned by a Fund is “fair valued.” A fair valued security is one priced other than at the closing price of the security on an established securities exchange or in an established over-the-counter securities market.

The Board and the Manager believe that the impact of the Board’s oversight of the Trust’s risk management process is better risk management. The Board and the Manager continually evaluate the appropriateness of the Trust’s risk management processes, and adjust those processes whenever the Manager or the Board deems it necessary.

Experience, Qualifications, Attributes and Skills of Trustees. In deciding who might best serve as its Board members, the Board considers whether a candidate can function as part of the team of Board members, and whether that person can act in the best interest of the Trust and its shareholders. A Board candidate should have excellent analytical and communication skills, be open-minded, and be willing to collaborate with other Board members in crafting Trust policy. The experience, qualifications, attributes and skills of each Trustee are discussed below.

Mr. Joe R. Monk, Jr., an interested Trustee of the Trust, has served as Trustee since 2015 and as a Trust Officer since 2011. Mr. Monk received a bachelor’s degree in finance/insurance from Missouri State University. Mr. Paul J. Smith, an interested Trustee of the Trust, has served as Trustee since 2015 and as a Trust Officer since 2011. Mr. Smith received a bachelor’s degree in accounting from the University of Wisconsin at Eau Claire and is a graduate of the General Managers Program at Harvard Business School. Messrs. Monk and Smith also serve in leadership positions with State Farm Mutual Automobile Insurance Company (“Auto Company”), the Manager’s parent company, and thus have unique understandings of how the Trust’s activities relate to the larger State Farm enterprise. Messrs. Monk and Smith each participate in various civic, charitable and/or educational organizations.

Mr. David L. Vance has served as an Independent Trustee since the Trust’s inception and is the CIT’s Chairperson. Mr. Vance is the Executive Director of the Center for Talent Reporting and also teaches at two universities. Previously, he served as Chief Economist of a major U.S. industrial company as well as the president of that company’s corporate university. Mr. Vance has earned multiple post-secondary educational degrees, including a doctorate degree from the University of Notre Dame in Economics.

Messrs. Victor J. Boschini and Thomas M. Mengler also have served as Independent Trustees since the Trust’s inception. Mr. Boschini is the Chancellor of Texas Christian University, and has a doctorate degree in Higher Education Administration from Indiana University. Mr. Mengler is President of St. Mary’s University, and has a J.D. degree and an M.A. degree in Philosophy from the University of Texas. Messrs. Boschini and Mengler participate or have participated in various civic, charitable and/or educational organizations.

Mr. Alan R. Latshaw has extensive experience in the financial services industry, and began his service as an Independent Trustee in 2005. He earned an M.B.A. degree in Finance and Accounting at Indiana University, and previously chaired the AICPA Investment Company Committee/Task Force, which rewrote the AICPA Audit and Accounting Guide for Investment Companies. Mr. Latshaw serves as an independent trustee for another mutual fund complex, and he participates in activities of the Investment Company Institute’s Independent Directors Committee. Mr. Latshaw previously was a partner at a public accounting firm.

Ms. Anita M. Nagler began her service as an Independent Trustee in 2006. Ms. Nagler is a member of the Board of Directors of a multi-billion dollar investment management firm. Ms. Nagler holds a J.D. degree from I.I.T., Chicago-Kent College of Law. Ms. Nagler previously served in various executive roles with prominent firms involved in the investment management industry. Ms. Nagler also held various positions in the enforcement group of the U.S. Securities and Exchange Commission, including as Associate Regional Administrator overseeing the entire enforcement program of the S.E.C.’s Chicago office. Ms. Nagler participates in various civic, charitable and/or educational organizations.

The Trustees and officers of the Trust, their ages at February 10, 2018, their principal occupations for the last five years and their affiliations, if any, with the Manager and State Farm VP Management Corp., the Trust’s principal underwriter, are listed below. The information, which is current as of February 10, 2018, is provided first for Independent Trustees, and next for Trustees who are interested persons of the Trust and for officers.

Management Information – State Farm Mutual Fund Trust, February 10, 2018

I. Information about Non-Interested (Independent) Trustees of State Farm Mutual Fund Trust

Name, Address, and Age	Position(s) Held with Fund	Length of Time Served and Term of Office	Principal Occupation(s) During the Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years

Thomas M. Mengler One State Farm Plaza Bloomington, Illinois 61710 Age 64	Trustee	Began service in 2000 and serves until successor is elected or appointed.	PRESIDENT – St. Mary’s University; TRUSTEE – State Farm Variable Product Trust, State Farm Associates’ Funds Trust.	28	None
Victor J. Boschini One State Farm Plaza Bloomington, Illinois 61710 Age 62	Trustee	Began service in 2000 and serves until successor is elected or appointed.	CHANCELLOR – Texas Christian University; TRUSTEE – State Farm Variable Product Trust, State Farm Associates’ Funds Trust.	28	None
David L. Vance One State Farm Plaza Bloomington, Illinois 61710 Age 66	Trustee	Began service in 2000 and serves until successor is elected or appointed.	EXECUTIVE DIRECTOR – Center for Talent Reporting, Inc. (nonprofit dedicated to improving the management of human capital); PRESIDENT/OWNER – Poudre River Press LLC (book publisher); CONSULTANT/PRESIDENT/OWNER – Manage Learning LLC (consults with organizations on learning strategy, governance, measurement and evaluation); ADJUNCT FACULTY – Bellevue University and University of Southern Mississippi; TRUSTEE – State Farm Variable Product Trust, State Farm Associates’ Funds Trust.	28	None
Alan R. Latshaw One State Farm Plaza Bloomington, Illinois 61710 Age 66	Trustee	Began service in 2005 and serves until successor is elected or appointed.	RETIRED; TRUSTEE – State Farm Variable Product Trust, State Farm Associates’ Funds Trust.	28	TRUSTEE – MainStay Funds (83 portfolios)
Anita M. Nagler One State Farm Plaza Bloomington, Illinois 61710 Age 61	Trustee	Began service in 2006 and serves until successor is elected or appointed.	DIRECTOR – Baron Capital Group, Inc. (investment adviser and distributor of mutual funds); PRIVATE INVESTOR; TRUSTEE – State Farm Variable Product Trust, State Farm Associates’ Funds Trust.	28	None

Management Information – State Farm Mutual Fund Trust, February 10, 2018

II. Information about Interested Trustees/Officers of State Farm Mutual Fund Trust

Name, Address, and Age	Position(s) Held with Fund	Length of Time Served and Term of Office	Principal Occupation(s) During the Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years

Joe R. Monk, Jr.* One State Farm Plaza Bloomington, Illinois 61710 Age 54	Trustee, President and Chairperson of the Board	Began service as Trustee in 2015 and serves until successor is elected or appointed. Began service as President and Chairperson of the Board in 2015 and serves until removed.	SENIOR VICE PRESIDENT, CHIEF ADMINISTRATIVE OFFICER – State Farm Life Insurance Company; SENIOR VICE PRESIDENT – MUTUAL FUNDS and VICE PRESIDENT – HEALTH – State Farm Mutual Automobile Insurance Company; DIRECTOR and SENIOR VICE PRESIDENT – State Farm Investment Management Corp., State Farm VP Management Corp.; TRUSTEE, PRESIDENT and CHAIRPERSON OF THE BOARD (since 6/2015) and SENIOR VICE PRESIDENT (3/2011 – 6/2015) – State Farm Variable Product Trust, State Farm Associates’ Funds Trust.	28	NONE
Paul J. Smith* One State Farm Plaza Bloomington, Illinois 61710 Age 54	Trustee, Senior Vice President, and Treasurer	Began service as Trustee in 2015 and serves until successor is elected or appointed. Began service in June 2011 as Senior Vice President and in December 2012 as Treasurer and serves until removed.	EXECUTIVE VICE PRESIDENT – State Farm Mutual Automobile Insurance Company; DIRECTOR and SENIOR VICE PRESIDENT – State Farm Investment Management Corp., State Farm VP Management Corp.; TRUSTEE (since 1/2015), SENIOR VICE PRESIDENT, and TREASURER – State Farm Variable Product Trust, State Farm Associates’ Funds Trust.	28	NONE

*	Messrs. Monk and Smith are “interested” Trustees as defined by the Investment Company Act of 1940 because of their respective positions with State Farm Mutual Fund Trust, State Farm VP Management Corp., State Farm Investment Management Corp. and with the affiliates of these companies.

Management Information – State Farm Mutual Fund Trust, February 10, 2018

III. Information about Officers of State Farm Mutual Fund Trust

Name, Address, and Age	Position(s) Held with Fund	Length of Time Served and Term of Office	Principal Occupation(s) During the Past 5 years

Lisa Stewart One State Farm Plaza Bloomington, Illinois 61710 Age 48	Vice President	Began service in December 2015 and serves until removed.	VICE PRESIDENT – LIFE/HEALTH and MUTUAL FUNDS (since 10/2015), VICE PRESIDENT – AGENCY (1/2014 – 10/2015), VICE PRESIDENT AGENCY – CUSTOMER CARE CENTER (1/2013 – 1/2014) and VICE PRESIDENT OPERATIONS – ENTERPRISE SERVICES (9/2011 – 1/2013) – State Farm Mutual Automobile Insurance Company; VICE PRESIDENT (since 12/2015) – State Farm Investment Management Corp., State Farm VP Management Corp.; VICE PRESIDENT (since 12/2015) – State Farm Variable Product Trust, State Farm Associates’ Funds Trust.
Mark D. Mikel One State Farm Plaza Bloomington, Illinois 61710 Age 48	Vice President and Secretary	Began service in December 2012 and serves until removed.	ASSISTANT VICE PRESIDENT – MUTUAL FUNDS – State Farm Mutual Automobile Insurance Company; VICE PRESIDENT – FINANCIAL AND SECRETARY (since 3/2013) and ASSISTANT SECRETARY-TREASURER (12/2007 – 3/2013) – State Farm Investment Management Corp., State Farm VP Management Corp.; VICE PRESIDENT AND SECRETARY – State Farm Variable Product Trust, State Farm Associates’ Funds Trust.
Terrence M. Ludwig One State Farm Plaza Bloomington, IL 61710 Age 49	Chief Compliance Officer, Assistant Secretary-Treasurer, and Anti-Money Laundering and Office of Foreign Assets Control Compliance Officer

Began service as Chief Compliance Officer and Assistant Secretary- Treasurer in 2/2018 and as Anti-Money Laundering and Office of Foreign Assets Control Compliance Officer in 3/2016, and serves until removed.

CHIEF COMPLIANCE OFFICER (since 2/2018), ASSISTANT SECRETARY-TREASURER (since 2/2018), and ANTI- MONEY LAUNDERING AND OFFICE OF FOREIGN ASSETS CONTROL COMPLIANCE OFFICER (since 3/2016) – State Farm Variable Product Trust, State Farm Associates’ Funds Trust; CHIEF COMPLIANCE OFFICER (since 2/2018), TREASURER (since 2/2018) and ANTI- MONEY LAUNDERING AND OFFICE OF FOREIGN ASSETS CONTROL COMPLIANCE OFFICER (since 3/2016) – State Farm Investment Management Corp.; CHIEF COMPLIANCE OFFICER (since 9/2013), Treasurer (since 2/2018) and ANTI-MONEY LAUNDERING AND OFFICE OF FOREIGN ASSETS CONTROL COMPLIANCE OFFICER (since 9/2013) – State Farm VP Management Corp.; MUTUAL FUNDS DIRECTOR – State Farm Mutual Automobile Insurance Company.

Name, Address, and Age	Position(s) Held with Fund	Length of Time Served and Term of Office	Principal Occupation(s) During the Past 5 years

Joseph P. Young One State Farm Plaza Bloomington, Illinois 61710 Age 55	Vice President	Began service in December 2011 and serves until removed.	VICE PRESIDENT – FIXED INCOME – State Farm Mutual Automobile Insurance Company; VICE PRESIDENT – State Farm Investment Management Corp.; VICE PRESIDENT – State Farm Variable Product Trust, State Farm Associates’ Funds Trust.

Management Information—State Farm Mutual Fund Trust

Trustees or officers who are interested persons do not receive any compensation from any Fund for their services to the Fund. Independent Trustees of the Trust serving on the Trust’s Board of Trustees receive compensation from the Trust. Independent Trustees serving on the Trust’s Board of Trustee also serve on the Board of Trustees of State Farm Associates’ Funds Trust and State Farm Variable Product Trust, two other registered investment companies advised by the Manager. The following describes the compensation payable to Independent Trustees as of October 1, 2017.

Independent Trustees receive compensation for their service on the Boards of Trustees equal to an annual retainer of $92,000 and a fee of $9,125 per regular in-person Board of Trustees’ meeting attended.

Independent Trustees serving on the Trust’s CIT and serving on the Trust’s Audit Committee also serve on the CITs and Audit Committees of State Farm Associates’ Funds Trust and State Farm Variable Product Trust. For their service to the CITs and Audit Committees, Independent Trustees who serve on such committees receive the following additional compensation:

(i) each CIT member receives an annual retainer of $8,000;

(ii) each Audit Committee member receives an annual retainer of $6,000;

(iii) the CIT chairperson receives an additional annual retainer of $24,500;

(iv) the Audit Committee chairperson receives an additional annual retainer of $10,700;

(v) each CIT member receives an annual fee (not a per meeting fee) of $8,500, for all CIT meetings attended, regardless of the number of meetings held annually; and

(vi) each Audit Committee member receives an annual fee (not a per meeting fee) of $2,000, for all Audit Committee meetings attended, regardless of the number of meetings held annually.

These fees are paid to the Trustees on behalf of the Trust and on behalf of thirteen other mutual funds advised by the Manager. Each mutual fund managed by the Manager shares in the fees for Independent Trustees pro-rata based upon the relative net assets of each fund as of the end of the most recently completed calendar quarter. In addition, Independent Trustees will be reimbursed for any out-of-pocket expenses incurred in connection with the affairs of the Trust.

Trustees and officers of the Trust do not receive any benefits from the Trust upon retirement nor does the Trust accrue any expenses for pension or retirement benefits. Officers of the Trust and Trustees who are interested persons of the Trust under the 1940 Act are also employees of the State Farm Insurance Companies. As such, these persons may purchase Class A shares of the Funds without paying an initial sales charge. Independent Trustees also may purchase Class A shares of the Funds without paying a sales charge. The purpose of these waivers is to encourage these persons to purchase Fund shares.

Name	Aggregate Compensation From The Trust(1)	Total Compensation From The Trust And Other State Farm Mutual Funds(1)(2)
Paul J. Smith(3)	None	None
Joe R. Monk, Jr.(3)	None	None
Thomas M. Mengler(4)	$85,937	$146,625
Victor Boschini(4)	$85,570	$146,000
David L. Vance(4)	$100,296	$171,125
Alan R. Latshaw(4)	$96,897	$165,325
Anita Nagler(4)	$90,625	$154,625
Diane L. Wallace(4)(5)	$108,208	$184,625

(1)	For the fiscal year ended December 31, 2017.
(2)	The other “State Farm Mutual Funds” are State Farm Variable Product Trust and State Farm Associates’ Funds Trust.
(3)	Non-compensated interested Trustee.
(4)	Independent Trustee.
(5)	Ms. Wallace, an Independent Trustee, retired from her position with the Trust effective December 31, 2017.

The following tables reflects dollar ranges of each Trustee’s beneficial ownership of equity securities of each Fund, and dollar ranges of each Trustee’s beneficial ownership of equity securities in all investment companies in the State Farm family of mutual funds. This data is as of December 31, 2017.

Name of Trustee	Dollar Range of Equity Securities in Equity Fund	Dollar Range of Equity Securities in Small/Mid Cap Equity Fund	Dollar Range of Equity Securities in International Equity Fund	Dollar Range of Equity Securities in S&P 500 Index Fund	Dollar Range of Equity Securities in Small Cap Index Fund
Thomas M. Mengler*	None	None	None	None	None
Victor J. Boschini*	None	None	None	None	None
David L. Vance*	None	None	None	None	None
Alan R. Latshaw*	None	None	None	None	None
Paul J. Smith**	None	None	None	None	None
Joe R. Monk, Jr.**	None	$50,001-$100,000	$10,001- $50,000	None	None
Anita M. Nagler*	None	None	None	None	None

*	Independent Trustee
**	Interested Trustee

Name of Trustee	Dollar Range of Equity Securities in International Index Fund	Dollar Range of Equity Securities in Equity and Bond Fund	Dollar Range of Equity Securities in Bond Fund	Dollar Range of Equity Securities in Tax Advantaged Bond Fund	Dollar Range of Equity Securities in Money Market Fund
Thomas M. Mengler	None	None	None	None	None
Victor J. Boschini	None	None	None	None	None
David L. Vance	None	None	None	None	None
Alan R. Latshaw	None	None	None	None	None
Paul J. Smith	None	None	None	None	None
Joe R. Monk, Jr.	Over $100,000	None	None	None	None
Anita M. Nagler	None	None	None	None	None

Name of Trustee	Dollar Range of Equity Securities in LifePath Retirement Fund	Dollar Range of Equity Securities in LifePath 2020 Fund	Dollar Range of Equity Securities in LifePath 2030 Fund	Dollar Range of Equity Securities in LifePath 2040 Fund	Dollar Range of Equity Securities in LifePath 2050 Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Thomas M. Mengler	None	None	None	None	None	Over $100,000
Victor J. Boschini	None	None	None	None	None	Over $100,000
David L. Vance	None	None	None	None	None	Over $100,000
Alan R. Latshaw	None	None	None	None	None	Over $100,000
Paul J. Smith	None	None	None	Over $100,000	None	Over $100,000
Joe R. Monk, Jr.	None	None	None	None	None	Over $100,000
Anita M. Nagler	None	None	None	None	None	Over $100,000

ADDITIONAL INFORMATION REGARDING INDEPENDENT TRUSTEES OF THE TRUST

Auto Company owns and has owned all of the common stock issued by the Manager and the Manager owns all of the common stock issued by State Farm VP Management Corp. (“Management Corp.”). Auto Company is a mutual insurance company domiciled in Illinois and owned by its policyholders. Neither the Independent Trustees nor their immediate family members own securities representing an ownership interest in the Manager, in Management Corp. or in Auto Company.

During calendar years 2016 and 2017 neither the Independent Trustees of the Trust nor their immediate family members had any direct or indirect:

•	interest in the Manager, Management Corp., Auto Company, or in other affiliates of Auto Company, the value of which interest exceeded $120,000;

•

interest in any transaction or series of similar transactions with the Trust, the Manager, Management Corp., Auto Company, affiliates of Auto Company, or with an officer of any such company, the value of which transaction or series of transactions exceeded $120,000, or

•	relationship(s) with the Trust, the Manager, Management Corp., Auto Company, affiliates of Auto Company, or with an officer of any such company, in an amount that exceeded $120,000.

INVESTMENT ADVISORY AGREEMENTS

BETWEEN THE TRUST AND THE MANAGER

The Trust has an Investment Advisory and Management Services Agreement and a Transfer Agent Agreement with the Manager. The Trust also has entered into a Distribution Agreement with Management Corp. The Investment Advisory and Management Services Agreement and the Distribution Agreement may be continued beyond their current terms only so long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Trust and, in either case, by vote of a majority of the Trustees who are not interested persons of any party to such agreement, except in their capacity as Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory and Management Services Agreement and the Distribution Agreement may be terminated upon 60 days’ written notice by any of the parties to the agreement, or by a majority vote of the outstanding shares, and will terminate automatically upon its assignment by any party. There is a Service Agreement among the Trust, the Manager and Auto Company, and a Service Agreement among the Trust, Management Corp., and Auto Company.

Since its inception in 1967, the Manager’s principal business has been to act as investment adviser, transfer agent and dividend disbursing agent for the funds in the State Farm family of mutual funds.

Pursuant to the Investment Advisory and Management Services Agreement, the Manager: (1) acts as each Fund’s investment adviser; (2) manages each Fund’s investments; (3) administers each Fund’s business affairs; (4) provides clerical personnel, suitable office space, necessary facilities and equipment and administrative services; and (5) permits its officers and employees to serve as trustees, officers and agents of the Trust, without compensation from the Trust, if duly elected or appointed.

The Manager, Management Corp., and Auto Company are located at the address shown on the front cover of this SAI.

The Manager (under the supervision of the Board of Trustees) continuously furnishes an investment program for the Funds (other than the Equity Fund, the Small/Mid Cap Equity Fund, International Equity Fund and the Equity Index Funds and the LifePath Funds) and is responsible for monitoring the performance of the Equity Fund, the Small/Mid Cap Equity, the International Equity Fund, the Equity Index Funds and the LifePath Funds. In carrying out its obligations to manage the investment and reinvestment of the assets of these Funds, the Manager performs research and obtains and evaluates pertinent economic, statistical and financial data relevant to the investment policies of these Funds.

As compensation for the services and facilities furnished, each Fund pays a management fee (computed on a daily basis and paid monthly) at the annual rates shown below:

Equity Fund	0.60% of net assets
Small/Mid Cap Equity Fund	0.80% of net assets
International Equity Fund	0.80% of net assets
S&P 500 Index Fund	0.13% on the first $500 million, 0.12% on the next $250 million, 0.11% on the next $250 million, 0.085% on the next $2 billion, and 0.06% on amounts exceeding $3 billion of average daily net assets
Small Cap Index Fund	0.15% on the first $150 million, 0.13% on the next $850 million, 0.105% on the next $2 billion and 0.08% on amounts exceeding $3 billion of average daily net assets
International Index Fund	0.16% on the first $150 million, 0.14% on the next $850 million, 0.115% on the next $2 billion and 0.09% on amounts exceeding $3 billion of average daily net assets
Equity and Bond Fund	0.40% of net assets
Bond Fund	0.10% of net assets
Tax Advantaged Bond Fund	0.10% of net assets
Money Market Fund	0.10% of net assets

LifePath Funds: a fee equal to the following percentages of the aggregated average daily net assets of the (i) State Farm LifePath Retirement Fund, (ii) State Farm LifePath 2020 Fund, (iii) State Farm LifePath 2030 Fund, (iv) State Farm LifePath 2040 Fund, and (v) the State Farm LifePath 2050 Fund:

•	0.28% on the first $5 billion of assets,

•	0.24% on the next $10 billion of assets, and

•	0.21% on amounts exceeding $15 billion.

The assets of the State Farm Variable Product Trust Large Cap Equity Index Fund are combined with the assets of the S&P 500 Index Fund for purposes of calculating the breakpoints in the schedule above. The assets of the State Farm Variable Product Trust Small Cap Equity Index Fund are combined with the assets of the Small Cap Index Fund for purposes of calculating the breakpoints in the schedule above. The assets of the State Farm Variable Product Trust International Equity Index Fund are combined with the assets of the International Index Fund for purposes of calculating the breakpoints in the schedule above. The assets of all the LifePath Funds are aggregated for purposes of calculating the investment advisory and management services fee applicable to each LifePath Fund.

The Manager has agreed not to be paid an investment advisory and management services fee for performing services for the Equity and Bond Fund. The investment advisory and management services fee shown above for the Equity and Bond Fund is based on the fees that the Equity Fund and the Bond Fund pay to the Manager. The Manager has agreed to reimburse the Equity and Bond Fund for all other expenses incurred, but not for the 12b-1 Distribution Fee or the Shareholder Services Fee.

With respect to all share classes of the Funds, other than the Equity and Bond Fund, the Manager has agreed to reimburse the Funds, if, and to the extent, “other expenses” incurred by the Fund, exceed the following expense reimbursement thresholds:

Fund	Expense Reimbursement Threshold
Equity Fund	0.10%
Small/Mid Cap Equity Fund	0.10%
International Equity Fund	0.20%
S&P 500 Index Fund	0.10%
Small Cap Index Fund	0.10%
International Index Fund	0.20%
Bond Fund	0.10%
Tax Advantaged Bond Fund	0.10%
Money Market Fund	0.10%
LifePath Retirement Fund	0.10%
LifePath 2020 Fund	0.10%
LifePath 2030 Fund	0.10%
LifePath 2040 Fund	0.10%
LifePath 2050 Fund	0.10%

Other expenses incurred by a Fund include all expenses incurred by the Fund other than:

i)  the investment advisory and management services fees charged by Adviser,

ii)  12b-1 distribution fees,

iii)   acquired fund fees and expenses, and

iv)  shareholder servicing fees charged to the Fund.

The Manager also has agreed to waive 0.29% of management fees payable by the Small/Mid Cap Equity Fund. The 0.29% management fee waiver for the Small/Mid Cap Equity Fund and the other fee waivers described with respect to all share classes of the Funds apply through April 30, 2019. Until that time the Manager may not discontinue or modify these waivers without the approval of the Trust’s Board of Trustees. The Manager and Management Corp. have agreed to waive all or a portion of their fees due from the Money Market Fund to prevent the Fund’s net yield from falling below zero. This expense reimbursement agreement is voluntary and may be eliminated by the Manager at any time.

Pursuant to the Service Agreement, Auto Company provides the Manager with certain personnel, services and facilities to enable the Manager to perform its obligations to the Trust. The Manager reimburses Auto Company for such costs, direct and indirect, as are fairly attributable to the services performed and the facilities provided by Auto Company under the separate service agreement. Accordingly, the Trust makes no payment to Auto Company under the Service Agreement.

For the Trust’s calendar years ending December 31 of the years specified below, the Manager earned the following amounts for its services as an investment adviser. The table also reflects the Manager’s expense reimbursement to the Funds and the net fees. Neither the Manager nor any affiliated company receives any brokerage commissions from any Fund as such business is transacted with nonaffiliated broker-dealers:

	Gross Fee Earned			Expense Reimbursement Accrued
	2017	2016	2015	2017	2016	2015
Equity Fund	$3,625,192	$3,283,374	$3,161,529	$628,765	$92	$327
Small/Mid Cap Equity Fund	$2,365,474	$2,118,327	$2,253,879	$1,147,569	$123	$137
International Equity Fund	$1,187,500	$1,053,099	$1,155,265	$343,082	$29,667	$33,287
S&P 500 Index Fund	$1,485,801	$1,576,312	$2,004,218	$2,478,140	$10,365	$0
Small Cap Index Fund	$686,813	$841,451	$1,485,022	$940,655	$63,441	$0
International Index Fund	$406,477	$637,768	$1,276,144	$556,833	$54,469	$44,451
Equity & Bond Fund	$0	$0	$0	$1,322,370	$303,681	$215,769
Bond Fund	$838,551	$861,307	$772,369	$1,125,944	$0	$0
Tax Advantaged Bond Fund	$515,744	$557,694	$530,119	$979,170	$0	$0
Money Market Fund	$343,197	$376,546	$320,220	$311,801	$755,914	$1,601,447
State Farm LifePath Retirement Fund	$3,311,771	$3,359,887	$4,213,643	$2,239,028	$0	$727,759
State Farm LifePath 2020 Fund	$5,702,906	$5,625,404	$6,976,508	$3,897,679	$0	$1,206,318
State Farm LifePath 2030 Fund	$6,276,655	$5,704,122	$6,725,492	$4,197,545	$0	$1,158,859
State Farm LifePath 2040 Fund	$4,763,357	$4,157,476	$4,904,842	$2,934,552	$0	$846,047
State Farm LifePath 2050 Fund	$1,150,838	$945,168	$981,855	$873,783	$0	$271,408

	Net Fee (after expense reimbursement)
	2017	2016	2015
Equity Fund	$2,996,427	$3,283,282	$3,161,202
Small/Mid Cap Equity Fund	$1,217,905	$2,118,204	$2,253,742
International Equity Fund	$844,418	$1,023,432	$1,121,978
S&P 500 Index Fund	$(992,339)	$1,565,947	$2,004,218
Small Cap Index Fund	$(253,842)	$778,010	$1,485,022
International Index Fund	$(150,356)	$583,299	$1,231,693
Equity & Bond Fund	$(1,322,370)	$(303,681)	$(215,769)
Bond Fund	$(287,393)	$861,307	$772,369
Tax Advantaged Bond Fund	$(463,426)	$557,694	$530,119
Money Market Fund	$31,396	$(379,368)	$(1,281,227)
State Farm LifePath Retirement Fund	$1,072,743	$3,359,887	$3,485,884
State Farm LifePath 2020 Fund	$1,805,227	$5,625,404	$5,770,190
State Farm LifePath 2030 Fund	$2,079,110	$5,704,122	$5,566,633
State Farm LifePath 2040 Fund	$1,828,805	$4,157,476	$4,058,795
State Farm LifePath 2050 Fund	$277,055	$945,168	$710,447

The advisory fees are allocated to the different classes of shares pro-rata based on net assets.

The Trust is responsible for payment of all expenses it may incur in its operation and all of its general administrative expenses except those expressly assumed by the Manager. These include (by way of description and not of limitation), any share redemption expenses, expenses of portfolio transactions, shareholder servicing costs, pricing costs (including the daily calculation of NAV), interest on borrowings by the Trust, charges of the custodian and transfer agent, cost of auditing services, Independent Trustees’ fees, legal expenses, all taxes and fees, investment advisory fees, certain insurance premiums, cost of maintenance of corporate existence, investor services (including allocable personnel and telephone expenses), costs of printing and mailing updated Trust prospectuses to shareholders, costs of preparing, printing, and mailing proxy statements and shareholder reports to shareholders, the cost of paying dividends, capital gains distribution, costs of Trustee and shareholder meetings, dues to trade organizations, and any extraordinary expenses, including litigation costs in legal actions involving the Trust, or costs related to indemnification of Trustees, officers and employees of the Trust.

The Board of Trustees of the Trust determines the manner in which expenses are allocated among the Funds of the Trust. The Board allocates those expenses associated with a specific Fund to that Fund. Those expenses which are paid for the benefit of all the Funds are allocated pro-rata based upon each Fund’s net assets.

The Investment Advisory and Management Services Agreement also provides that the Manager shall not be liable to the Trust or to any shareholder for any error of judgment or mistake of law or for any loss suffered by the Trust or by any shareholder in connection with matters to which the such Agreements relate, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of the Manager in the performance of its duties thereunder.

Underlying Funds. BFA or BlackRock Advisors, LLC (“BAL”) serves as investment adviser to certain of the Underlying Funds, with the exception of the State Street Institutional U.S. Government Money Market Fund. Each LifePath Fund, as a shareholder of the Underlying Funds, bears a pro-rata share of the Underlying Funds’ advisory fees, which are based on the aggregate net assets, as listed in the chart below.

Underlying Fund	Advisory Fee
iShares Russell 1000 ETF	0.15%
iShares Russell 2000 ETF	0.20	%(1)
iShares Cohen & Steers REIT ETF	0.34	%(2)
iShares MSCI Canada ETF	0.49	%(3)
iShares Core MSCI EAFE ETF	0.08	%(4)
iShares Core MSCI Emerging Markets ETF	0.14	%(5)
iShares Core U.S. Aggregate Bond ETF	0.05	%(6)
State Street Institutional U.S. Government Money Market Fund	0.05%
iShares TIPS Bond ETF	0.20	%(7)

(1)	For its investment advisory services, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF, iShares Select Dividend ETF, iShares U.S. Preferred Stock ETF and the iShares Russell 2000 ETF. The aggregate management fee is calculated as follows: 0.2000% per annum of the aggregate net assets less than or equal to $46 billion, plus 0.1900% per annum of the aggregate net assets greater than $46 billion, up to and including $81 billion, plus 0.1805% per annum of the aggregate net assets greater than $81 billion, up to and including $111 billion, plus 0.1715% per annum of the aggregate net assets greater than $111 billion, up to and including $141 billion, plus 0.1630% per annum of the aggregate net assets greater than $141 billion. As of March 31, 2017, BFA received a management fee from the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.20%.
(2)

For its investment advisory services, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the following iShares funds: iShares 1-3 Year Credit Bond ETF, iShares Cohen & Steers REIT ETF, iShares iBoxx $ Investment Grade Corporate Bond ETF, iShares Intermediate Credit Bond ETF, iShares MBS ETF, iShares Nasdaq Biotechnology ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap Value ETF, iShares S&P Mid-Cap 400 Growth ETF, and iShares TIPS Bond ETF. The aggregate management fee is calculated as follows: 0.3500% per annum of the aggregate net assets less than or equal to $121.0 billion, plus 0.3325% per annum of the aggregate net assets greater than $121.0 billion, up to and including $181.0 billion, plus 0.3159% per annum of the aggregate net assets greater than $181.0 billion, up to and including $231.0 billion, plus 0.3001% per annum of the aggregate net assets greater than $231.0 billion, up to and including $281.0 billion plus 0.2851% per annum of the aggregate net assets greater than $281.0 billion. As of April 30, 2017, BFA received a management fee from the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.34%.

(3)	Effective July 1, 2017 For its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the following iShares funds: iShares MSCI Australia ETF, iShares MSCI Austria ETF, iShares MSCI Belgium ETF, iShares MSCI Canada ETF, iShares MSCI Eurozone ETF, iShares MSCI France ETF, iShares MSCI Germany ETF, iShares MSCI Hong Kong ETF, iShares MSCI Ireland ETF, iShares MSCI Italy ETF, iShares MSCI Japan ETF, iShares MSCI Japan Small-Cap ETF, iShares MSCI Malaysia ETF, iShares MSCI Mexico ETF, iShares MSCI Netherlands ETF, iShares MSCI New Zealand ETF, iShares MSCI Singapore ETF, iShares MSCI Spain ETF, iShares MSCI Sweden ETF, iShares MSCI Switzerland ETF and iShares MSCI United Kingdom ETF. The aggregate management fee is calculated as follows: 0.59% per annum of the aggregate net assets less than or equal to $7.0 billion, plus 0.54% per annum of the aggregate net assets over $7.0 billion, up to and including $11.0 billion, plus 0.49% per annum of the aggregate net assets over $11.0 billion, up to and including $24.0 billion, plus 0.44% per annum of the aggregate net assets over $24.0 billion, up to and including $48.0 billion, plus 0.40% per annum of the aggregate net assets over $48.0 billion, up to and including $72.0 billion, plus 0.36% per annum of the aggregate net assets over $72.0 billion, up to and including $96.0 billion, plus 0.32% per annum of the aggregate net assets in excess of $96.0 billion. As of August 31, 2017, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.49%.
(4)	The management fee for the iShares Core MSCI EAFE ETF is 0.08%.
(5)	The management fee for iShares Core MSCI Emerging Markets ETF is 0.14%. BFA has contractually agreed to waive a portion of its management fee in order to limit the Total Annual Fund Operating Expenses of the Fund to 0.14% of the average daily net assets through December 31, 2022. The contractual waiver may be terminated prior to December 31, 2022 only upon written agreement of the Company and BFA.
(6)	The management fee for the iShares Core U.S. Aggregate Bond ETF is 0.05%. BFA has contractually agreed to waive a portion of its management fees in an amount equal to acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates through June 30, 2026. The contractual waiver may be terminated prior to June 30, 2026 only upon written agreement of the Trust and BFA.
(7)

For its investment advisory services, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the following iShares funds: iShares 1-3 Year Credit Bond ETF, iShares Cohen & Steers REIT ETF, iShares iBoxx $ Investment Grade Corporate Bond ETF, iShares Intermediate Credit Bond ETF, iShares MBS ETF, iShares Nasdaq Biotechnology ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap Value ETF, iShares S&P Mid-Cap 400 Growth ETF, and iShares TIPS Bond ETF. The aggregate management fee is calculated as follows: 0.2000% per annum of the aggregate net assets less than or equal to $121.0 billion, plus 0.1900% per annum of the aggregate net assets greater than $121.0 billion, up to and including $181.0 billion, plus 0.1805% per annum of the aggregate net assets greater than $181.0 billion, up to and including $231 billion, plus 0.1715% per annum of the aggregate net assets greater than $231 billion, up to and including $281 billion, plus 0.1630% per annum of the aggregate net assets greater than $281 billion. As of

October 31, 2017, BFA received a management fee from the Fund based on a percentage of the Fund’s average daily net assets at an annual rate of 0.20%.

BETWEEN THE MANAGER AND WESTWOOD

Pursuant to the separate sub-advisory agreement described below, the Manager has engaged Westwood as an investment sub-adviser to provide day-to-day portfolio management for a segment of the Equity Fund. Westwood manages the investments for a segment of the Equity Fund, determining which securities or other investments to buy and sell for the Fund, selecting the brokers and dealers to effect the transactions, and negotiating commissions. In placing orders for securities transactions, Westwood follows the Manager’s policy of seeking to obtain the most favorable price and efficient execution available.

For its services, the Manager pays Westwood an investment sub-advisory fee equal to a percentage of the average daily net assets of the Equity Fund managed by Westwood at the rates set forth in the Prospectus under the heading of, “Managing the Investments of the Funds.” The fee is accrued daily and paid to Westwood quarterly.

BETWEEN THE MANAGER AND MARSICO

Pursuant to a separate sub-advisory agreement, the Manager has engaged Marsico as an investment sub-adviser to provide day-to-day portfolio management for a segment of the International Equity Fund. Marsico manages its segment of the International Equity Fund, determining which securities or other investments to buy and sell for the Fund, selecting the brokers and dealers to effect the transactions, and negotiating commissions. In placing orders for securities transactions, Marsico follows the Manager’s policy of seeking to obtain the most favorable price and efficient execution available.

For its services, the Manager pays Marsico an investment sub-advisory fee equal to a percentage of the average daily net assets of the International Equity Fund managed by Marsico. The fee is accrued daily and paid to Marsico monthly. The rates upon which the fee is based are set forth in the Prospectus under the heading of, “Managing the Investments of the Funds.”

BETWEEN THE MANAGER AND NORTHERN CROSS

Pursuant to a separate sub-advisory agreement, the Manager has engaged Northern Cross as an investment sub-adviser to provide day-to-day portfolio management for a segment of the International Equity Fund. Northern Cross manages its segment of the International Equity Fund, determining which securities or other investments to buy and sell for the Fund, selecting the brokers and dealers to effect the transactions, and negotiating commissions. In placing orders for securities transactions, Northern Cross follows the Manager’s policy of seeking to obtain the most favorable price and efficient execution available.

For its services, the Manager pays Northern Cross an investment sub-advisory fee equal to a percentage of the average daily net assets of the International Equity Fund managed by Northern Cross. The fee is accrued daily and paid to Northern Cross quarterly. The rates upon which the fee is based are set forth in the Prospectus under the heading of, “Managing the Investments of the Funds.”

BETWEEN THE MANAGER AND BFA

Pursuant to a separate sub-advisory agreement, the Manager has engaged BFA as the investment sub-adviser to provide day-to-day portfolio management for the S&P 500 Index Fund, the Small Cap Index Fund, the International Index Fund and the LifePath Funds. BFA manages the investments of the S&P 500 Index Fund, the Small Cap Index Fund, the International Index Fund and the LifePath Funds, determining which securities or other investments to buy and sell for each, selecting the brokers and dealers to effect the transactions, and negotiating commissions. In placing orders for securities transactions, BFA follows the Manager’s policy of seeking to obtain the most favorable price and efficient execution available.

For its services, the Manager pays BFA an investment sub-advisory fee equal to a percentage of the average daily net assets of the S&P 500 Index Fund, the Small Cap Index Fund, the International Index Fund and the LifePath Funds. The fee is accrued daily and paid to BFA quarterly. The rates upon which the fee is based are set forth in the Prospectus under the heading of, “Managing the Investments of the Funds.”

BETWEEN THE MANAGER AND BRIDGEWAY

Pursuant to a separate sub-advisory agreement, the Manager has engaged Bridgeway as the investment sub-adviser to provide day-to-day portfolio management for a segment of the Equity Fund and the Small/Mid Cap Equity Fund. Bridgeway manages its segments of the investments of the Equity Fund and the Small Cap/Mid Equity Fund, determining which securities or other investments to buy and sell, selecting the brokers and dealers to effect the transactions and negotiating commissions. In placing orders for securities transactions, Bridgeway follows the Manager’s policy of seeking to obtain the most favorable price and efficient execution available.

For its services, the Manager pays Bridgeway an investment sub-advisory fee equal to a percentage of the average daily net assets of its segments of the Equity Fund and the Small/Mid Cap Equity Fund. The fee is accrued daily and paid to Bridgeway quarterly. The rates upon which the fee is based are set forth in the Prospectus under the heading of, “Managing the Investments of the Funds.”

TERMS OF SUB-ADVISORY AGREEMENTS

Each sub-advisory agreement is not assignable and may be terminated without penalty upon 60 days written notice at the option of the Manager or the sub-adviser, or by the Board of Trustees of the Trust or by a vote of a majority of the outstanding shares of the class of stock representing an interest in the appropriate Fund. Each sub-advisory agreement provides that it shall continue in effect for two years and can thereafter be continued for each Fund from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding shares of the Fund and (b) by a majority vote of the Trustees who are not parties to the agreement, or interested persons of any such party, cast in person at a meeting held for that purpose.

PORTFOLIO MANAGERS

Unless otherwise noted, the information provided below is as of December 31, 2017, the Funds’ most recently completed calendar year.

OTHER ACCOUNTS MANAGED

Bridgeway as Sub-Adviser to the Equity Fund and the Small/Mid Cap Equity Fund

The individuals named as Bridgeway portfolio managers for the Equity Fund and the Small/Mid Cap Equity Fund also were primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts as indicated in the table below as of December 31, 2017:

John Montgomery	Total Number of Other Accounts Managed	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	15	$8.005 billion	3	$356 million
Other Pooled Investment Vehicles	1	$140 million	-0-	-0-
Other Accounts	26	$767 million	10	$55 million

Elena Khoziaeva	Number of Other Accounts Managed	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	15	$8.005 billion	3	$356 million
Other Pooled Investment Vehicles	1	$140 million	-0-	-0-
Other Accounts	26	$767 million	10	$55 million

Michael Whipple	Number of Other Accounts Managed	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	15	$8.005 billion	3	$356 million
Other Pooled Investment Vehicles	1	$140 million	-0-	-0-
Other Accounts	26	$767 million	10	$55 million

Westwood as Sub-Adviser to the Equity Fund

The individuals named as Westwood portfolio managers for the Equity Fund also were primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts as indicated in the table below as of December 31, 2017:

Varun Singh	Number of Other Accounts Managed	Total Assets in Accounts (millions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	6	$1,550.55	0	$0.00
Other Pooled Investment Companies	8	$771.41	0	$0.00
Other Accounts	31	$1,893.86	0	$0.00

Mark Freeman	Number of Other Accounts Managed	Total Assets in Accounts (millions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	8	$4,288.87	0	$0.00
Other Pooled Investment Companies	15	$1,458.79	0	$0.00
Other Accounts	52	$3,314.21	0	$0.00

Matt Lockridge	Number of Other Accounts Managed	Total Assets in Accounts (millions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	9	$1,976.29	0	$0.00
Other Pooled Investment Companies	14	$1,023.91	0	$0.00
Other Accounts	50	$2,831.89	0	$0.00

Scott Lawson	Number of Other Accounts Managed	Total Assets in Accounts (millions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	6	$1,550.55	0	$0.00
Other Pooled Investment Companies	8	$771.41	0	$0.00
Other Accounts	42	$1,896.27	0	$0.00

Equity and Bond Fund, Bond Fund, Money Market Fund, Tax Advantaged Bond Fund and Small/Mid Cap Equity Fund

Robert Reardon, a portfolio manager for the Tax Advantaged Bond Fund, manages other investment accounts and portfolios. The number of other accounts and their total assets, segregated by category, managed by Mr. Reardon as of December 31, 2017 include the following:

•	Other Registered Investment Companies: 1 account, $696.4 million in assets

•	Other Pooled Investment Vehicles: 0 accounts

•	Other Accounts: 10 accounts, $59.8 billion in assets

John Malito, a portfolio manager for the Equity and Bond Fund, the Bond Fund and the Money Market Fund, manages other investment accounts and portfolios. The number of other accounts and their total assets, segregated by category, managed by Mr. Malito as of December 31, 2017 include the following:

•	Other Registered Investment Companies: 5 accounts, $1.3 billion in assets

•	Other Pooled Investment Vehicles: 0 accounts

•	Other Accounts: 14 accounts, $54.3 billion in assets

Lisa Rogers, a portfolio manager for the Equity and Bond Fund, the Bond Fund and the Money Market Fund, manages other investment accounts and portfolios. The number of other accounts and their total assets, segregated by category, managed by Ms. Rogers as of December 31, 2017 include the following:

•	Other Registered Investment Companies: 5 accounts, $1.3 billion in assets

•	Other Pooled Investment Vehicles: 0 accounts

•	Other Accounts: 25 accounts, $56.0 billion in assets

Mike Zaroogian, a portfolio manager for the Tax Advantaged Bond Fund, manages other investment accounts and portfolios. The number of other accounts and their total assets, segregated by category, managed by Mr. Zaroogian as of December 31, 2017 include the following:

•	Other Registered Investment Companies: 1 account, $696.4 million in assets

•	Other Pooled Investment Vehicles: 0 accounts

•	Other Accounts: 10 accounts, $59.8 billion in assets

No advisory fee is paid based on performance for any of the accounts listed above.

As of December 31, 2017, Scott Hintz and Corey Schieler, portfolio managers for the Small/Mid Cap Equity Fund, are not primarily responsible for the day-to-day management of any other investment account or portfolio.

Marsico as Sub-Adviser to the International Equity Fund

The individuals named as Marsico portfolio managers for the International Equity Fund also were primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts as indicated in the table below as of December 31, 2017:

Tom Marsico	Number of Other Accounts Managed	Total Assets in Accounts (millions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	8	$1,776.1	1	$9.8 million
Other Pooled Investment Companies	3	$177.8	-0-	-0-
Other Accounts	21	$505.8	-0-	-0-

Robert Susman	Number of Other Accounts Managed	Total Assets in Accounts (millions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	2	$97.4	-0-	-0-
Other Pooled Investment Companies	0	$0	-0-	-0-
Other Accounts	0	$0	-0-	-0-

Northern Cross as Sub-Adviser to the International Equity Fund

The individuals named as Northern Cross portfolio managers for the International Equity Fund also were primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts as indicated in the table below as of December 31, 2017:

Howard Appleby	Number of Other Accounts Managed	Total Assets in Accounts (millions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	5	$31,745.23	-0-	-0-
Other Pooled Investment Companies	0	$0	-0-	-0-
Other Accounts	7	$1,379.42	-0-	-0-

James LaTorre	Number of Other Accounts Managed	Total Assets in Accounts (millions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	5	$31,745.23	-0-	-0-
Other Pooled Investment Companies	0	$0	-0-	-0-
Other Accounts	7	$1,379.42	-0-	-0-

Jean-Francois Ducrest	Number of Other Accounts Managed	Total Assets in Accounts (millions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	5	$31,745.23	-0-	-0-
Other Pooled Investment Companies	0	$0	-0-	-0-
Other Accounts	7	$1,379.42	-0-	-0-

BFA as Sub-Adviser to the S&P 500 Index Fund

As of December 31, 2017, the individuals named as portfolio managers for the State Farm S&P 500 Index Fund were also primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts in addition to the S&P 500 Index Fund, as indicated in the table below:

Alan Mason	Number of Other Accounts Managed	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	401	$1.17 trillion	-0-	-0-
Other Pooled Investment Companies	805	$674.4 billion	-0-	-0-
Other Accounts	574	$611.2 billion	5	$6.09 billion

Greg Savage	Number of Other Accounts Managed	Total Assets in Accounts (billions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	200	$773.6	-0-	-0-
Other Pooled Investment Companies	85	$33.38	-0-	-0-
Other Accounts	0	$0	-0-	-0-

Jennifer Hsui	Number of Other Accounts Managed	Total Assets in Accounts (billions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	157	$451.0	-0-	-0-
Other Pooled Investment Vehicles	15	$4.78	-0-	-0-
Other Accounts	0	$0	-0-	-0-

Creighton Jue	Number of Other Accounts Managed	Total Assets in Accounts (billions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	85	$114.1	-0-	-0-
Other Pooled Investment Vehicles	61	$69.10	-0-	-0-
Other Accounts	45	$33.94	2	$3.22 billion

Rachel Aguirre	Number of Other Accounts Managed	Total Assets in Accounts (billions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	91	$123.4	-0-	-0-
Other Pooled Investment Vehicles	142	$573.9	-0-	-0-
Other Accounts	131	$541.7	-0-	-0-

BFA as Sub-Adviser to the Small Cap Index Fund

As of December 31, 2017, the individuals named as portfolio managers for the State Farm Small Cap Index Fund were also primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts in addition to the Small Cap Index Fund, as indicated in the table below:

Alan Mason	Number of Other Accounts Managed	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	401	$1.17 trillion	-0-	-0-
Other Pooled Investment Companies	805	$674.4 billion	-0-	-0-
Other Accounts	574	$611.2 billion	5	$6.09 billion

Greg Savage	Number of Other Accounts Managed	Total Assets in Accounts (billions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	200	$774.6	-0-	-0-
Other Pooled Investment Companies	85	$33.38	-0-	-0-
Other Accounts	0	$0	-0-	-0-

Jennifer Hsui	Number of Other Accounts Managed	Total Assets in Accounts (billions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	157	$452.9	-0-	-0-
Other Pooled Investment Vehicles	15	$4.78	-0-	-0-
Other Accounts	0	$0	-0-	-0-

Creighton Jue	Number of Other Accounts Managed	Total Assets in Accounts (billions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	85	$115.1	-0-	-0-
Other Pooled Investment Vehicles	61	$69.10	-0-	-0-
Other Accounts	45	$33.94	2	$3.22 billion

Rachel Aguirre	Number of Other Accounts Managed	Total Assets in Accounts (billions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	91	$124.4	-0-	-0-
Other Pooled Investment Vehicles	142	$573.9	-0-	-0-
Other Accounts	131	$541.7	-0-	-0-

BFA as Sub-Adviser to the International Index Fund

As of December 31, 2017, the individuals named as portfolio managers for the State Farm International Index Fund were also primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts in addition to the International Index Fund, as indicated in the table below:

Alan Mason	Number of Other Accounts Managed	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	401	$1.17 trillion	-0-	-0-
Other Pooled Investment Companies	805	$674.4 billion	-0-	-0-
Other Accounts	574	$611.2 billion	5	$6.09 billion

Greg Savage	Number of Other Accounts Managed	Total Assets in Accounts (billions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	200	$774.8	-0-	-0-
Other Pooled Investment Companies	85	$33.38	-0-	-0-
Other Accounts	0	$0	-0-	-0-

Jennifer Hsui	Number of Other Accounts Managed	Total Assets in Accounts (billions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	157	$453.1	-0-	-0-
Other Pooled Investment Vehicles	15	$4.78	-0-	-0-
Other Accounts	0	$0	-0-	-0-

Creighton Jue	Number of Other Accounts Managed	Total Assets in Accounts (billions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	85	$115.4	-0-	-0-
Other Pooled Investment Vehicles	61	$69.10	-0-	-0-
Other Accounts	45	$33.94	2	$3.22 billion

Rachel Aguirre	Number of Other Accounts Managed	Total Assets in Accounts (billions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	91	$124.7	-0-	-0-
Other Pooled Investment Vehicles	142	$573.9	-0-	-0-
Other Accounts	131	$541.7	-0-	-0-

BFA as Sub-Adviser to the State Farm LifePath Funds

The information below reflects the portfolio managers of the LifePath Master Portfolios as of December 31, 2017. These persons also were primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts in addition to the LifePath Master Portfolios, as indicated in the table below.

LifePath Retirement Fund

	Number of Other Accounts Managed	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Alan Mason
Registered Investment Companies	401	$1.17 trillion	0	0
Other Pooled Investment Vehicles	805	$674.4 billion	0	0
Other Accounts	574	$611.2 billion	5	$6.09 billion
Amy Whitelaw
Registered Investment Companies	52	$48.86 billion	0	0
Other Pooled Investment Vehicles	483	$1.07 trillion	0	0
Other Accounts	408	$150.5 billion	0	0
Matthew O’Hara
Registered Investment Companies	34	$25.78 billion	0	0
Other Pooled Investment Vehicles	0	$0	0	0
Other Accounts	0	$0	0	0

LifePath 2020 Fund

	Number of Other Accounts Managed	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Alan Mason
Registered Investment Companies	401	$1.17 trillion	0	0
Other Pooled Investment Vehicles	805	$674.4 billion	0	0
Other Accounts	574	$611.2 billion	5	$6.09 billion
Amy Whitelaw
Registered Investment Companies	52	$47.93 billion	0	0
Other Pooled Investment Vehicles	483	$1.07 trillion	0	0
Other Accounts	408	$150.5 billion	0	0
Matthew O’Hara
Registered Investment Companies	34	$24.85 billion	0	0
Other Pooled Investment Vehicles	0	$0	0	0
Other Accounts	0	$0	0	0

LifePath 2030 Fund

	Number of Other Accounts Managed	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Alan Mason
Registered Investment Companies	401	$1.17 trillion	0	0
Other Pooled Investment Vehicles	805	$674.4 billion	0	0
Other Accounts	574	$611.2 billion	5	$6.09 billion
Amy Whitelaw
Registered Investment Companies	52	$47.62 billion	0	0
Other Pooled Investment Vehicles	483	$1.07 trillion	0	0
Other Accounts	408	$150.5 billion	0	0
Matthew O’Hara
Registered Investment Companies	34	$24.55 billion	0	0
Other Pooled Investment Vehicles	0	$0	0	0
Other Accounts	0	$0	0	0

LifePath 2040 Fund

	Number of Other Accounts Managed	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Alan Mason
Registered Investment Companies	401	$1.17 trillion	0	0
Other Pooled Investment Vehicles	805	$674.4 billion	0	0
Other Accounts	574	$611.2 billion	5	$6.09 billion
Amy Whitelaw
Registered Investment Companies	52	$48.18 billion	0	0
Other Pooled Investment Vehicles	483	$1.07 trillion	0	0
Other Accounts	408	$150.5 billion	0	0
Matthew O’Hara
Registered Investment Companies	34	$25.10 billion	0	0
Other Pooled Investment Vehicles	0	$0	0	0
Other Accounts	0	$0	0	0

LifePath 2050 Fund

	Number of Other Accounts Managed	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Alan Mason
Registered Investment Companies	401	$1.17 trillion	0	0
Other Pooled Investment Vehicles	805	$674.4 billion	0	0
Other Accounts	574	$611.2 billion	5	$6.09 billion
Amy Whitelaw
Registered Investment Companies	52	$49.64 billion	0	0
Other Pooled Investment Vehicles	483	$1.07 trillion	0	0
Other Accounts	408	$150.5 billion	0	0
Matthew O’Hara
Registered Investment Companies	34	$25.78 billion	0	0
Other Pooled Investment Vehicles	0	$0	0	0
Other Accounts	0	$0	0	0

Other than as identified above, no advisory fee is paid to the Manager or a sub-adviser based on performance for any of the accounts. Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts could include, for example, conflicts in the allocation of investment opportunities and aggregated trading. The Manager and the sub-advisers have adopted policies and procedures that are designed to minimize the effects of these conflicts. The following discussion relates to potential conflicts for the named Funds.

Potential Conflicts of Interest in Managing the Funds

Potential Material Conflicts of Interest: Equity Index Funds and the LifePath Funds

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that a portfolio manager may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Such portfolio managers may therefore be entitled to receive a portion of any incentive fees earned on such accounts. Currently, the portfolio managers of these funds are not entitled to receive a portion of incentive fees of other accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Bridgeway’s Management of the Equity Fund and the Small/Mid Cap Equity Fund. The objective of Bridgeway’s compensation program is to provide pay and long-term compensation for its employees (who are all referred to as “Partners”) that is competitive with the mutual fund/investment advisory market relative to Bridgeway’s size and geographical location. Bridgeway evaluates competitive market compensation by reviewing compensation survey results conducted by independent third parties involved in investment industry compensation.

The members of the Investment Management Team, including John Montgomery, Elena Khoziaeva and Michael Whipple participate in a compensation program that includes base salary that is fixed annually, bonus and long-term compensation. Each member’s base salary is a function of review of market salary data for their respective role and an assessment of individual execution of responsibilities related to goals, integrity, team work and leadership. Profit-sharing bonuses are driven by company performance versus publicly-traded peers and/or company profit goals, and an assessment of individual execution of responsibilities. Bridgeway’s profitability is primarily affected by a) assets under management, b) management fees, for which some mutual funds have performance-based fees relative to stock market benchmarks, c) operating costs of Bridgeway, and d) tax rates.

Fund performance impacts overall compensation in two broad ways. First, generally assets under management increase with positive long-term performance. An increase in assets increases total management fees and likely increases Bridgeway’s profitability (although certain funds do not demonstrate economies of scale and other funds have management fees which reflect economies of scale to shareholders). Second, some portfolios managed by Bridgeway include performance-based management fees. Should the portfolio’s performance exceed the benchmark, Bridgeway may make more total management fees and increase its profitability. On the other hand, should the portfolio’s performance lag the benchmark, Bridgeway may experience a decrease in profitability.

Finally, all Bridgeway investment management team members participate in long-term compensation programs including a 401(k) plan and ownership programs in Bridgeway. With the exception of John Montgomery, investment team members (as well as all of Bridgeway’s Partners) participate in an Employee Stock Ownership Program and Phantom Stock Program sponsored by Bridgeway. The value of this ownership is a function of Bridgeway’s profitability and growth. Bridgeway is an “S” Corporation with John Montgomery as the majority owner. Therefore, he does not participate in the ESOP, but the value of his ownership stake is impacted by Bridgeway’s profitability and growth. However, by policy of Bridgeway, John Montgomery may only receive distributions from Bridgeway in an amount equal to the taxes incurred from his corporate ownership due to the “S” corporation structure.

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. Bridgeway has adopted certain compliance policies and procedures that are designed to detect, prevent, or mitigate conflicts or potential conflicts of interest that may arise. However, there is no guarantee that such procedures will detect each and every situation in which an actual or potential conflict may arise.

Westwood’s Management of the Equity Fund. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Equity Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Equity Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Equity Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, Westwood has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. Westwood’s trade allocation policy is to aggregate client transactions, including the Fund’s, where possible when it believes that such aggregation may facilitate Westwood’s duty of best execution. Client accounts for which orders are aggregated receive the average price of such transaction. Any transaction costs incurred in the transaction are shared pro rata based on each client’s participation in the transaction. Westwood generally allocates securities among client accounts according to each account’s pre-determined participation in the transaction. Westwood’s policy prohibits any allocation of trades that would favor any proprietary accounts, affiliated accounts, or any particular client(s) or group of clients more over any other account(s).

The Manager’s management of the Equity and Bond Fund, Bond Fund, Money Market Fund, Tax Advantaged Bond Fund and Small/Mid Cap Equity Fund. The Manager’s portfolio managers manage accounts for other clients. These accounts may include registered investment companies, other types of pooled accounts and separate accounts. The “side-by-side” management of these accounts by the Manager’s portfolio managers may raise potential conflicts of interest related to the allocation of investment opportunities and the aggregation and allocation of securities trades. The Manager’s portfolio managers make investment decisions for each account based on the account’s objective, strategies and other relevant investment considerations applicable to that account, including the account’s cash flows. Even where multiple accounts with similar investment objectives and strategies are managed by the same portfolio manager, the Manager may take action with respect to one account that may differ from the timing or nature of action taken with respect to another account for various reasons, such as different cash flows in the accounts. Accordingly, the performance of each account managed by a portfolio manager of the Manager may vary.

The Manager has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The Manager has developed trade allocation procedures to ensure that no one client account, regardless of type, is intentionally favored at the expense of another client in the trade allocation process. These allocation policies are designed to address potential conflicts of interests in situations where two or more funds or accounts participate in an investment decision involving the same securities. The Manager conducts periodic reviews of aggregated trades for consistency with these policies. In addition, the Manager has adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and an affiliated person of that Fund, including an affiliated person which is a client account of the Manager.

Marsico’s Management of the International Equity Fund. A portfolio manager may manage accounts for other clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers of Marsico make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that account. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although Marsico does not track the time a portfolio manager spends on a single portfolio, it does assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible. Marsico seeks to manage competing demands for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines. Accounts within a particular investment discipline may often be managed by using generally similar investment strategies, subject to factors including particular account restrictions and objectives, account opening dates, cash flows, and other considerations. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, Marsico may take action with respect to one account that may differ from the timing or nature of action taken with respect to another account because of different investment platforms, account types, opening or funding dates, cash flows, client-specific objectives or restrictions, or for other reasons. Accordingly, the performance of each account managed by a portfolio manager will vary.

Potential conflicts of interests may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico’s trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to participating client accounts in a fair and equitable manner. With respect to initial public offerings and other syndicated or limited offerings, it is Marsico’s policy generally to seek to ensure that over the long term, accounts with the same or similar investment objectives or strategies will receive an equitable opportunity to participate meaningfully in such offerings and will not be unfairly disadvantaged. Consistent with this approach, Marsico has adopted policies and procedures for allocating transactions fairly across multiple accounts over the long term. Marsico’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another over the long term. Marsico’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.

Marsico has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that seek to minimize potential conflicts of interest that may arise because Marsico advises multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with account investment guidelines and/or restrictions and compliance with the policies and procedures of Marsico, including Marsico’s Code of Ethics.

Northern Cross’s Management of the International Equity Fund. From time to time, potential conflicts of interest may arise between the portfolio managers’ management of the investments of the International Equity Fund and the management of other client accounts. The other accounts might have similar investment objectives or strategies as the International Equity Fund, track the same index the International Equity Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the International Equity Fund. The other accounts might also have different investment objectives or strategies than the International Equity Fund. Northern Cross, LLC has adopted policies and procedures reasonably designed to treat all accounts fairly and equitably and to address the potentially adverse effect of any conflicts of interest.

A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day management of the International Equity Fund. Because of the portfolio managers’ positions with the International Equity Fund, each portfolio manager knows the size, timing and possible market impact of the International Equity Fund’s trades. It is theoretically possible that a portfolio manager could use this information to the advantage of other accounts he manages and to the possible detriment of the International Equity Fund. Northern Cross, LLC has designed and implemented policies and procedures intended to mitigate these conflicts and fairly allocate investments across all client accounts. Trades are blocked and executed at a common price. Allocations of the block trade are then made pro rata to all eligible accounts within the same strategy.

Supervised Persons of Northern Cross, LLC may purchase, hold, and sell securities, for their own benefit, that could be owned by or considered potential investment opportunities for Northern Cross’s clients. Personal securities trading by “supervised persons” creates a conflict of interest. Northern Cross has put in place policies and procedures to mitigate this conflict. Personal securities transactions are addressed in Northern Cross’s Code of Ethics and monitored regularly by Northern Cross’s Compliance Team. Controls applied to personal securities trading include pre-clearance of all personal trades in reportable securities and restrictions on securities owned by or being considered for clients of Northern Cross.

When evaluating broker/dealers, Northern Cross may not always select the broker/dealer with the lowest commission rate. The primary criteria considered in selecting a broker/dealer is the ability of the broker/dealer, in Northern Cross’s opinion, to secure execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to Northern Cross on behalf of their clients.

A potential conflict of interest may arise as result of a portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the International Equity Fund and other accounts but may not be available in sufficient quantities for both the International Equity Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the International Equity Fund and another account. Northern Cross has adopted policies and procedures designed to allocate investment opportunities on a fair and equitable basis over time.

Compensation

Portfolio managers of the Equity and Bond Fund, the Bond Fund, the Tax Advantaged Bond Fund and the Money Market Fund. Compensation paid to these portfolio managers is based upon the overall job performance in managing the investment accounts for Auto Company and its affiliates, as well as the Funds. These portfolio managers’ compensation packages consist of a base salary, incentive compensation, and other benefits. The base salary is fixed and is competitive with industry standards. Portfolio managers may elect to defer a portion of their fixed salary and incentive compensation. Incentive compensation is discretionary and is determined by Auto Company annually by reference to several objective factors as well as investment results.

Incentive compensation for fixed income portfolio managers is determined by a combination of the individual portfolio manager’s investment results as well as the investment results of the broader fixed income team. Portfolio management incentive compensation is discretionary and is determined annually by reference to various qualitative and quantitative factors and investment results.

The factors considered to determine incentive compensation for fixed income portfolio managers include adherence to investment philosophy, liquidity management, and long term returns relative to custom indices derived from the Bloomberg Barclays U.S. Aggregate Bond Index, and the Bloomberg Barclays Municipal Bond Index. These factors are evaluated by members of Auto Company’s executive management. The evaluation is subjective in nature, from a perspective to reward long-term, rather than short-term performance, and does not rely solely on industry measurements.

In addition to the compensation described above, fixed income portfolio managers may receive other benefits based primarily on their management level and/or total compensation, and not their performance as portfolio managers. These benefits include participation in a supplemental incentive plan; supplemental retirement plans; annual comprehensive health evaluations; and financial planning services.

The portfolio managers, if eligible, may receive supplemental incentive plan payments. These payments are discretionary in nature and are a function of the overall performance of Auto Company and its affiliates as an enterprise. The payments under the plan are a function of the 1) organizational performance of Auto Company and its affiliated entities for certain criteria over a rolling three-year period and 2) the number of units allocated to the individual for each of the three-year performance cycles. Under the plan, payments are determined by considering criteria such as retention of insurance business, financial stability, financial services growth, expense reduction, personnel development, and compliance. Supplemental incentive plan payments are calculated using an internal formula.

The portfolio managers may also be eligible for the supplemental retirement plans that are offered to highly compensated employees. One of the plans allows employees to defer a portion of compensation into a later year(s). The other plan provides retirement benefits in excess of the benefits that can be provided under Auto Company’s qualified retirement plan (due to limitations on the amount of compensation or the type of service that may be counted). Benefits for this plan are calculated using the qualified plan’s formula, average annual compensation, and years of service.

Eligibility for financial planning services and comprehensive health evaluations is based upon an individual’s management level. The benefits provided under these programs are uniform and apply equally to all eligible participants.

Portfolio managers of the Small/Mid Cap Equity Fund. Compensation paid to these portfolio managers is based upon the overall job performance in managing the investment accounts for the Small/Mid Cap Equity Fund as well as other duties as outlined by their job functions. These portfolio managers’ compensation packages consist of a base salary, incentive compensation and other benefits. The base salary is fixed and is competitive with industry standards. Incentive compensation is discretionary and is determined by Auto Company annually by reference to several objective factors, including the overall performance of Auto Company and its affiliates as an enterprise.

Westwood’s Portfolio Managers for the Equity Fund. The compensation of the portfolio managers is structured to enable Westwood to attract and retain highly qualified professionals in a competitive environment and align incentives with clients. Each of the Fund’s portfolio manager’s compensation consists of a combination of base salary, cash incentive bonus awards, long-term equity-based incentive awards and employee and post- retirement benefits. Cash bonuses and equity-based awards, in the form of restricted stock, are awarded to portfolio managers based on an assessment of their performance on a range of qualitative and quantitative measures. Quantitative measures include the performance of stock recommendations and the performance of portfolios managed, including the Fund.

Bridgeway Portfolio Managers of the Equity Fund and the Small/Mid Cap Equity Fund. The objective of Bridgeway’s compensation program is to provide pay and long-term compensation for its employees (who are all referred to as “partners”) that is competitive with the mutual fund/investment advisory market relative to Bridgeway’s size and geographical location. Bridgeway evaluates competitive market compensation by reviewing compensation survey results conducted by independent third parties involved in investment industry compensation.

The members of the Investment Management Team, including John Montgomery, Elena Khoziaeva and Michael Whipple participate in a compensation program that includes base salary that is fixed annually, bonus and long-term compensation. Each member’s base salary is a function of review of market salary data for their respective role and an assessment of individual execution of responsibilities related to goals, integrity, team work and leadership. Profit-sharing bonuses are driven by company performance versus publicly-traded peers and/or company profit goals, and an assessment of individual execution of responsibilities. Bridgeway’s profitability is primarily affected by a) assets under management, b) management fees, for which some mutual funds have performance-based fees relative to stock market benchmarks, c) operating costs of Bridgeway, and d) tax rates.

Fund performance impacts overall compensation in two broad ways. First, generally assets under management increase with positive long-term performance. An increase in assets increases total management fees and likely increases Bridgeway’s profitability (although certain Funds do not demonstrate economies of scale and other funds have management fees which reflect economies of scale to shareholders). Second, some portfolios managed by Bridgeway include performance-based management fees. Should the portfolio’s performance exceed the benchmark, Bridgeway may make more total management fees and increase its profitability. On the other hand, should the portfolio’s performance lag the benchmark, Bridgeway may experience a decrease in profitability.

Finally, all Bridgeway investment management team members participate in long-term compensation programs including a 401(k) Plan and ownership programs in Bridgeway. With the exception of John Montgomery, investment team members (as well as all of Bridgeway’s partners) participate in an Employee Stock Ownership Program and Phantom Stock Program sponsored by Bridgeway. The value of this ownership is a function of Bridgeway’s profitability and growth. Bridgeway is an “S” Corporation with John Montgomery as the majority owner. Therefore, he does not participate in the ESOP, but the value of his ownership stake is impacted by Bridgeway’s profitability and growth. However, by policy of Bridgeway, John Montgomery may only receive distributions from Bridgeway in an amount equal to the taxes incurred from his corporate ownership due to the “S” corporation structure.

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. Bridgeway has adopted certain compliance policies and procedures that are designed to detect, prevent, or mitigate conflicts or potential conflicts of interest that may arise. However, there is no guarantee that such procedures will detect each and every situation in which an actual or potential conflict may arise.

Marsico’s Portfolio Manager for the International Equity Fund. The compensation package for portfolio managers of Marsico includes a base salary that is reevaluated periodically. Base salary is typically based on two primary factors: (1) Marsico’s overall profitability for the period, and (2) individual achievements and contributions benefitting Marsico’s clients and the firm. Compensation may be adjusted upward (or downward) based on similar factors, and also may include an occasional cash bonus. No other special employee incentive arrangements are currently in place or being planned.

Portfolio manager compensation generally takes into account, among other factors, the overall performance of accounts for which the portfolio manager provides investment advisory services. Portfolio managers do not receive special consideration based solely on the performance of particular accounts, and do not receive compensation from accounts charging performance-based fees.

In addition to cash compensation, Marsico’s portfolio managers generally participate in other Marsico benefits such as health insurance and retirement plans on the same basis as other Marsico employees. Certain of Marsico’s portfolio managers also may have been offered the opportunity to acquire equity interests in the firm’s parent company.

As a general matter, Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks (e.g., S&P 500 Index). Although performance is a relevant consideration, comparisons with fixed benchmarks may not always be useful. Relevant benchmarks vary depending on specific investment styles and client guidelines or restrictions, and comparisons to benchmark performance may at times reveal more about market sentiment than about a portfolio manager’s performance or abilities. To encourage a long-term horizon for managing client assets and concurrently minimizing potential conflicts of interest and portfolio risks, Marsico may evaluate a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures in determining compensation, such as the performance of unaffiliated mutual funds or other portfolios having similar strategies as well as other measurements. Other factors that may be significant in determining portfolio manager compensation include, without limitation, the effectiveness of the manager’s leadership within Marsico’s investment management team, contributions to Marsico’s overall performance, discrete securities analysis, idea generation, ability and willingness to support and train other analysts, and other considerations.

Northern Cross’s Portfolio Managers for the International Equity Fund. Northern Cross is paid based upon a percentage of assets under management. The Principals of the company are each participants in the net earnings after expenses.

Portfolio Manager Compensation Overview: Equity Index Funds and the LifePath Funds

Portfolio Manager Compensation Overview

The discussion below describes the portfolio managers’ compensation as of December 31, 2017.

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation – Mses. Aguirre, Hsui and Whitelaw and Messrs. Jue, Mason and Savage

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income and multi-asset class funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. Performance of index funds is based on the performance of such funds relative to pre-determined tolerance bands around a benchmark, as applicable. The performance of Mses. Aguirre, Hsui and Whitelaw and Messrs. Jue, Mason and Savage is not measured against a specific benchmark.

Discretionary Incentive Compensation – Mr. O’Hara

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager. Performance of multi-asset class funds is generally measured on a pre-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. The performance of Mr. O’Hara is not measured against a specific benchmark.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Typically, the cash portion of the discretionary incentive compensation, when combined with base salary, represents more than 60% of total compensation for the portfolio managers.

Portfolio managers generally receive deferred BlackRock, Inc. stock awards as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest ratably over a number of years and, once vested, settle in BlackRock, Inc. common stock. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align their interests with long-term shareholder interests and motivate performance. Such equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Fund have deferred BlackRock, Inc. stock awards.

For some portfolio managers, discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage. Providing a portion of discretionary incentive compensation in deferred cash awards that notionally track the BlackRock investment products they manage provides direct alignment with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Any portfolio manager who is either a managing director or director at BlackRock with compensation above a specified threshold is eligible to participate in the deferred compensation program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($270,000 for 2017). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Ownership of Securities

Of the Funds’ portfolio managers, the following portfolio manager owns the following level of Fund securities. No other Fund portfolio manager owns Fund securities.

Scott Hintz- Small/Mid Cap Equity Fund	$10,001-$50,000

This information is current as of December 29, 2017, the end of the Funds’ most recent calendar year.

SECURITIES ACTIVITIES OF THE MANAGER AND SUB-ADVISERS

Securities held by the Trust may also be held by separate accounts or mutual funds for which the Manager or a sub-adviser (collectively the “Investment Advisers”) acts as an adviser, some of which may be affiliated with them. Because of different investment objectives, cash flows or other factors, a particular security may be bought by an Investment Adviser for one or more of their clients, when one or more other clients are selling the same security. Pursuant to procedures adopted by the Board of Trustees, an Investment Adviser may cause a Fund to buy or sell a security from another Fund or another account. Any such transaction would be executed at a price determined in accordance with those procedures and without sales commissions. Transactions executed pursuant to such procedures are reviewed by the Board of Trustees quarterly.

If purchases or sales of securities for a Fund or other client of an Investment Adviser arise for consideration at or about the same time, transactions in such securities will be allocated as to amount and price, insofar as feasible, for the Fund and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of an Investment Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the opinion of the Board of Trustees of the Trust, however, that the benefits available to the Trust outweigh any possible disadvantages that may arise from such concurrent transactions.

On occasions when an Investment Adviser (under the supervision of the Board of Trustees) deems the purchase or sale of a security to be in the best interests of the Trust as well as other accounts or companies, it may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Trust with those to be sold or purchased for other accounts or companies in order to obtain favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by an Investment Adviser in the manner each considers to be most equitable and consistent with its fiduciary obligations to the Trust and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for a Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

SMALL/MID CAP EQUITY FUND, EQUITY AND BOND FUND, BOND FUND, TAX ADVANTAGED BOND FUND AND MONEY MARKET FUND

As described above, the Manager determines which securities to buy and sell for these Funds, selects brokers and dealers to effect the transactions, and negotiates commissions. With respect to portion of the Small/Mid Cap Equity Fund that is not sub-advised by Bridgeway, the Manager determines which securities to buy and sell, selects brokers and dealers to effect the transactions, and negotiates commissions. Transactions in equity securities will usually be executed through brokers who will receive a commission paid by the Fund. Fixed income securities are generally traded with dealers acting as principals for their own accounts without a stated commission. The dealer’s margin is reflected in the price of the security. Money market obligations may be traded directly with the issuer. Underwritten offerings of stock may be purchased at a fixed price including an amount of compensation to the underwriter.

In placing orders for securities transactions, the Manager’s policy is to attempt to obtain the most favorable price and efficient execution available. These entities, subject to the review of the Trust’s Board of Trustees, may pay higher than the lowest possible commission on agency trades, not principal trades, to obtain better than average execution of transactions and/or valuable investment research information described below, if, in their opinion, improved execution and investment research information will benefit the performance of each of the Funds.

When selecting broker-dealers to execute portfolio transactions, the Manager considers factors including the rate of commission or size of the broker-dealer’s “spread”, the size and difficulty of the order, the nature of the market for the security, the willingness of the broker-dealer to position, the reliability, financial condition and general execution and operational capabilities of the broker-dealer, and the research, statistical and economic data furnished by the broker-dealer to the Manager. In some cases, the Manager may use such information to advise other investment accounts that it advises. Brokers or dealers which supply research may be selected for execution of transactions for such other accounts, while the data may be used by the Manager in providing investment advisory services to the Fund. However, all such directed brokerage will be subject to the Manager’s policy to attempt to obtain the most favorable price and efficient execution possible.

During the calendar years indicated, the Equity and Bond Fund, Bond Fund, Tax Advantaged Bond Fund and Money Market Fund paid brokerage commissions of:

	2015	2016	2017
Equity and Bond Fund	$0	$0	$0
Bond Fund	$0	$0	$0
Tax Advantaged Bond Fund	$0	$0	$0
Money Market Fund	$0	$0	$0

SMALL CAP INDEX FUND, INTERNATIONAL INDEX FUND AND S&P 500 INDEX FUND

BFA serves as the sub-adviser to the S&P 500 Index Fund, the Small Cap Index Fund, and the International Index Fund. BFA assumes general supervision over placing orders on behalf of the S&P 500 Index Fund, the Small Cap Index Fund and the International Index Fund (collectively the “Equity Index Funds”) for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of

BFA and in a manner deemed fair and reasonable to shareholders. In executing portfolio transactions and selecting brokers or dealers, BFA seeks to obtain the best overall terms available for the Equity Index Funds. In assessing the best overall terms available for any transaction, BFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The primary consideration is prompt execution of orders at the most favorable net price. Certain of the brokers or dealers with whom the Equity Index Funds may transact business offer commission rebates to the Equity Index Funds. BFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Portfolio turnover may vary from year to year, as well as within a year. Portfolio turnover rates over 100%, although unexpected, may result in comparatively greater brokerage expenses. BFA may from time to time execute trades on behalf of and for the account of an Equity Index Fund with brokers or dealers that are affiliated with BFA. The table below also depicts the brokerage commissions paid by the S&P 500 Index Fund for the periods ending December 31, 2015, December 31, 2016 and December 31, 2017:

	Fiscal Year Ended 12/31/2015	Fiscal Year Ended 12/31/2016	Fiscal Year Ended 12/31/2017
S&P 500 Index Fund	$6,568	$5,977	$3,369

	2015	2016	2017
Small Cap Index Fund	$885	$35,833	$25,101
International Index Fund	$3,382	$7,126	$3,603

The Small Cap Index Fund had an increase in both the shares traded and commission expense during the first three quarters of 2016 as compared to the prior five years because BlackRock used a greater mix of agency trades (commissioned) rather than principal trades (typically non-commissioned) for the annual Russell 2000 reconstitution. The reason for the mix shift was due to the fact that the Russell 2000 reconstitution occurred on the same day as the U.K. Brexit vote (June 24), which caused additional market liquidity pressures. The agency trades through multiple 3rd party agency market-makers offered a lower bid-ask spread (price impact) relative to BlackRock’s internal principal trading book.

For additional information on BFA’s process for placing orders on behalf of the Equity Index Funds, see the discussion of Portfolio Transactions and Brokerage for the LifePath Funds in this SAI.

EQUITY FUND, SMALL/MID CAP EQUITY FUND AND INTERNATIONAL EQUITY FUND

In providing services to the Funds, Bridgeway determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Bridgeway may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Bridgeway or its affiliates may place separate, non-simultaneous, transactions for a fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the fund or the other account. Bridgeway seeks to mitigate this problem through a random rotation of order in the allocation of executed trades.

In providing their services to the Funds, each of Marsico, Westwood and Northern Cross strive to obtain best execution on its respective clients’ portfolio producing the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer’s ability to offer liquidity and anonymity. In some cases, when two or more brokers are in position to obtain the best price and execution, preference may be given to brokers who have provided investment research or other related services.

The Equity Fund, the Small/Mid Cap Equity Fund and the International Equity Fund paid the following brokerage commissions during the calendar years indicated below:

	2015	2016	2017
Equity Fund	$106,775	$124,177	$115,204
Small/Mid Cap Equity Fund	$339,192	$309,839	$181,812
International Equity Fund	$237,123	$240,780	$127,844

LIFEPATH FUNDS

BFA is primarily responsible for the execution of the LifePath Funds’ portfolio transactions and the allocation of brokerage. BFA does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for a LifePath Fund taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities.

In selecting brokers or dealers to execute portfolio transactions, BFA seeks to obtain the best price and most favorable execution for a LifePath Fund, taking into account a variety of factors including but not limited to: (i) the size, nature and character of the security or instrument being traded and the markets in which it is purchased or sold; (ii) the desired timing of the transaction; (iii) BFA’s knowledge of the expected commission rates and spreads currently available; (iv) the activity existing and expected in the market for the particular security or instrument, including any anticipated execution difficulties; (v) the full range of brokerage services provided; (vi) the broker’s or dealer’s capital; (vii) the quality of research and research services provided; (viii) the reasonableness of the commission, dealer spread or its equivalent for the specific transaction; and (ix) BFA’s knowledge of any actual or apparent operational problems of a broker or dealer.

Section 28(e) of the Exchange Act (“Section 28(e)”) permits an investment adviser, under certain circumstances and, if applicable, subject to the restrictions of MiFID II as described further below, to cause an account to pay a broker or dealer a commission for effecting a transaction that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions under certain conditions. Brokerage and research services include: (1) furnishing advice as to the value of securities, including pricing and appraisal advice, credit analysis, risk measurement analysis, performance and other analysis, as well as the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental to securities transactions (such as clearance, settlement, and custody). BFA believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.

BFA, unless prohibited by applicable law, may participate in client commission arrangements under which BFA may execute transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BFA. BFA believes that research services obtained through soft dollar or commission sharing arrangements enhance its investment decision-making capabilities, thereby increasing the prospects for higher investment returns. BFA will engage only in soft dollar or commission sharing transactions that comply with the requirements of Section 28(e) and MiFID II. Under MiFID II, EU investment managers, including BIL, will pay for any research out of their own resources and not through soft dollars or commission sharing arrangements. BFA regularly evaluates the soft dollar products and services utilized, as well as the overall soft dollar and commission sharing arrangements to ensure that trades are executed by firms that are regarded as best able to execute trades for client accounts, while at the same time providing access to the research and other services BFA views as impactful to its trading results.

BFA, unless prohibited by applicable law, may utilize soft dollars and related services, including research (whether prepared by the broker-dealer or prepared by a third-party and provided to BFA by the broker-dealer) and execution or brokerage services within applicable rules and BFA’s policies to the extent that such permitted services do not compromise BFA’s ability to seek to obtain best execution. In this regard, the portfolio management investment and/or trading teams may consider a variety of factors, including the degree to which the broker-dealer: (a) provides access to company management; (b) provides access to their analysts; (c) provides meaningful/insightful research notes on companies or other potential investments; (d) facilitates calls on which meaningful or insightful ideas about companies or potential investments are discussed; (e) facilitates conferences at which meaningful or insightful ideas about companies or potential investments are discussed; or (f) provides research tools such as market data, financial analysis, and other third-party related research and brokerage tools that aid in the investment process.

Research-oriented services for which BFA, unless prohibited by applicable law, might pay with Fund commissions may be in written form or through direct contact with individuals and may include information as to particular companies or industries and securities or groups of securities, as well as market, economic, or institutional advice and statistical information, political developments and technical market information that assists in the valuation of investments. Except as noted immediately below, research services furnished by brokers may be used in servicing some or all client accounts and not all services may be used in connection with the Fund or account that paid commissions to the broker providing such services. In some cases, research information received from brokers by mutual fund management personnel, or personnel principally responsible for BFA’s individually managed portfolios, is not necessarily shared by and between such personnel. Any investment advisory or other fees paid by a Fund to BFA are not reduced as a result of BFA’s receipt of research services. In some cases, BFA may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs BFA makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while BFA will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, BFA faces a potential conflict of interest, but BFA believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

Effective January 3, 2018 under MiFID II, investment managers in the EU, including BlackRock International Limited (“BIL”), will no longer be able to use soft dollars to pay for research from brokers. Investment managers in the EU will be required to either pay for research out of their own profit and loss or agree with clients to have research costs paid by clients through research payment accounts that are funded out of execution commissions or by a specific client research charge, provided that the payments for research are unbundled from the payments for execution. MiFID II will restrict the use of soft dollars by sub-advisers located in the EU, such as BIL, if applicable. BIL will pay for any research out of its own resources and not through soft dollars or commission sharing arrangements.

Payments of commissions to brokers who are affiliated persons of the LifePath Funds (or affiliated persons of such persons), will be made in accordance with Rule 17e-1 under the 1940 Act. Subject to policies established by the Trust’s Board of Trustees, BFA is primarily responsible for the execution of the LifePath Funds’ portfolio transactions and the allocation of brokerage.

BFA does not consider sales of shares of the mutual funds it advises as a factor in the selection of brokers or dealers to execute portfolio transactions for the LifePath Funds; however, whether or not a particular broker or dealer sells shares of the mutual funds advised by BFA neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.

See “Brokerage Commissions” below for information about the brokerage commissions paid by the Master Portfolios in which the LifePath Funds previously invested, including commissions paid to affiliates, if any, for the periods indicated.

Because different accounts may have differing investment objectives and policies, BFA may buy and sell the same securities at the same time for different clients based on the particular investment objective, guidelines and strategies of those accounts. For example, BFA may decide that it may be entirely appropriate for a growth fund to sell a security at the same time a value fund is buying that security. To the extent that transactions on behalf of more than one client of BFA or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. For example, sales of a security by BFA on behalf of one or more of its clients may decrease the market price of such security, adversely impacting other BFA clients that still hold the security. If purchases or sales of securities arise for consideration at or about the same time that would involve the LifePath Funds or other clients or funds for which BFA or an affiliate acts as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all.

In certain instances, BFA may find it efficient for purposes of seeking to obtain best execution, to aggregate or “bunch” certain contemporaneous purchases or sale orders of its advisory accounts. In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price except in the case of certain international markets where average pricing is not permitted. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a LifePath Fund is concerned, in other cases it could be beneficial to the Fund. Transactions effected by BFA on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.

Until November 2, 2015, each LifePath Funds invested all of its assets in a separate, corresponding portfolio (each, a “LifePath Master Portfolio”), an open-end management investment company having the same investment objective as the corresponding LifePath Fund. Each LifePath Master Portfolio in turn invested in a combination of stock, bond and money market funds.

Effective November 2, 2015, the LifePath Funds no longer invest in their corresponding LifePath Master Portfolios.

Information about the brokerage commissions paid by each LifePath Master Portfolio for the period January 1, 2015 through October 30, 2015 is set forth in the following table:

Master Portfolio	01/01/2015- 10/30/2015
LifePath Retirement Master Portfolio	$1,758
LifePath 2020 Master Portfolio	$4,749
LifePath 2030 Master Portfolio	$8,996
LifePath 2040 Master Portfolio	$12,257
LifePath 2050 Master Portfolio	$5,735

Information about the brokerage commissions paid by each LifePath Fund following its conversion for the period November 2, 2015 through December 31, 2015, 2016 and 2017 are set forth in the following table:

	11/02/2015 - 12/31/2015	01/01/2016 - 12/31/2016	01/01/2017 - 12/31/2017
LifePath Retirement Fund	$125,949	$14,036	$9,973
LifePath 2020 Fund	$253,859	$24,147	$24,159
LifePath 2030 Fund	$321,385	$30,072	$16,343
LifePath 2040 Fund	$276,403	$24,040	$10,914
LifePath 2050 Fund	$61,657	$8,514	$1,638

Securities of Regular Broker/Dealers. As of December 31, 2017, the LifePath Funds owned no securities of its “regular brokers or dealers” (as defined in the 1940 Act) or their parents.

BROKERAGE COMMISSIONS PAID TO AFFILIATES

Except as shown below, during the past three fiscal years, the Funds (and, for the periods indicated above, the Master Portfolios in which the LifePath Funds invested) did not pay brokerage commission to affiliated brokers.

During the fiscal year ended December 31, 2015 the LifePath Funds paid the following brokerage commissions to BlackRock Execution Services, a broker-dealer affiliated with BFA. These commissions represented the specified percentages of (i) the LifePath Fund’s total brokerage commissions paid, and (ii) the LifePath Fund’s aggregate dollar amount of securities transactions:

Fund	Amount of Brokerage Commissions Paid to the Affiliated Broker	Percentage of the Fund’s Aggregate Brokerage Commissions Paid to the Affiliated Broker	Percentage of the Fund’s Aggregate Dollar Amount of Securities Transactions Involving the Payment of Commissions Effected through the Affiliated Broker
State Farm LifePath Retirement Fund	$119,199	94.6%	20.3%
State Farm LifePath 2020 Fund	$242,227	95.4%	22.9%
State Farm LifePath 2030 Fund	$309,414	96.3%	25.6%
State Farm LifePath 2040 Fund	$268,533	97.2%	27.6%
State Farm LifePath 2050 Fund	$59,222	96.1%	28.1%

PORTFOLIO TURNOVER

Because of the Equity Fund’s, Small/Mid Cap Equity Fund’s and International Equity Fund’s flexibility of investment and emphasis on growth of capital, these Funds may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The Equity and Bond Fund’s portfolio turnover is expected to be low. The Equity and Bond Fund will purchase or sell securities to: (i) accommodate purchases and sales of its shares; (ii) change the percentages of its assets invested in each of the underlying Funds in response to market conditions; and (iii) maintain or modify the allocation of its assets among the underlying Funds within the percentage limits described in the Prospectus.

Consistent with the Equity Index Funds’ and the LifePath Funds’ investment objectives, each will attempt to minimize portfolio turnover. There are no fixed limitations regarding the portfolio turnover rate for the Bond Fund, and securities initially satisfying the objectives and policies of this Fund may be disposed of when they are no longer deemed suitable.

In periods of relatively stable interest rate levels, Tax Advantaged Bond Fund does not expect its annual portfolio turnover rate to exceed 50% for issues with maturities longer than one year at the time of purchase. In years of sharp fluctuations in interest rates, however, the annual portfolio turnover rate may exceed 50%. Most of the sales in the Fund’s portfolio will occur when the proportion of securities owned with longer term maturities is reduced in anticipation of a bond market decline (rise in interest rates), or increased in anticipation of a bond market rise (decline in interest rates). The rate of portfolio turnover will not be a limiting factor and, accordingly, will always be incidental to transactions undertaken with the view of achieving the Fund’s investment objective.

Since short-term instruments are excluded from the calculation of a portfolio turnover rate, no meaningful portfolio turnover rate can be estimated or calculated for the Money Market Fund. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of a Fund’s shares and by requirements, the satisfaction of which enable the Trust to receive certain favorable tax treatment.

DETERMINATION OF NET ASSET VALUE

The Net Asset Value (NAV) for each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange (“NYSE”) (currently at 4:00 p.m., Eastern Time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed. The discussion below relates to the computation of NAV for the specified Funds.

EQUITY FUND, SMALL/MID CAP EQUITY FUND, INTERNATIONAL EQUITY FUND, S&P 500 INDEX FUND, SMALL CAP INDEX FUND, INTERNATIONAL INDEX FUND, EQUITY AND BOND FUND, BOND FUND, TAX ADVANTAGED BOND FUND AND LIFEPATH FUNDS

Equity securities (including common stocks, preferred stocks, convertible securities and warrants) and call options written on all portfolio securities, listed or traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued. In the absence of any exchange sales on that day, such securities are valued at the last sale price on the exchange on which it is traded. Equity securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on each business day at the close of the exchange representing the principal market for such securities. Securities traded only on over-the-counter markets generally are valued at the closing bid price. Equities traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the Nasdaq Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking a NOCP, the last current reported sales price as of the time of valuation of NASDAQ, or lacking any current reported sales on NASDAQ at the time of valuation, at the most recent bid quotation on NASDAQ.

Debt securities traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued, or, lacking any sales, at the last reported bid price. Debt securities other than money market instruments traded in the over-the-counter market are valued at the last reported bid price or at yield equivalent as obtained from one or more dealers that make markets in the securities. If the market quotations described above are not available, debt securities, other than short-term debt securities, may be valued at a fair value as determined by one or more independent pricing services (each, a “Service”). The Service may use available market quotations and employ electronic data processing techniques and/or a matrix system to determine valuations. Each Service’s procedures are reviewed by the officers of the Trust under the general supervision of the Boards of Trustees of the Trust.

Money market instruments held with a remaining maturity of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis. Under the amortized cost basis method of valuation, the security is initially valued at its purchase price (or in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity), and thereafter by amortizing any premium or discount uniformly to maturity. If for any reason the amortized cost method of valuation does not appear to fairly reflect the fair value of any security, a fair value will be determined in good faith by or under the direction of the Boards of Trustees of the Trust as in the case of securities having a maturity of more than 60 days.

Securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price on the exchange where they are primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotes are available, or the last reported bid price if there is no active trading in a particular security on a given day. Quotations of foreign securities in foreign currencies are converted, at current exchange rates, to their U.S. dollar equivalents in order to determine their current value. Forward currency contracts are valued at the current cost of offsetting the contract. Because foreign securities (other than American Depositary Receipts) are valued as of the close of trading on various exchanges and over- the-counter markets throughout the world, the NAV of Funds investing in foreign securities generally includes values of foreign securities held by those Funds that were effectively determined several hours or more before the time NAV is calculated. In addition, foreign securities held by Funds may be traded actively in securities markets which are open for trading on days when the Funds do not calculate their NAV. Accordingly, there may be occasions when a Fund holding foreign securities does not calculate its NAV but when the value of such Fund’s portfolio securities is affected by such trading activity.

The Funds monitor for significant events in foreign markets. A Fund may price a non-U.S. security it holds at a fair value determined according to procedures adopted by the Board of the Trust if it appears that the value of the security has been materially affected by events occurring between the close of the primary market or exchange on which the security is traded and the time for computing NAV.

The Trust’s Board of Trustees has adopted procedures to value non-U.S. securities (“foreign securities”). The procedures require foreign securities to be fair valued in certain circumstances using prices provided by a third-party pricing service. The Manager fair values foreign securities on valuation days when the closing prices for such securities are determined not to reflect the market value of such securities as of the time a Fund computes its NAVs. The Manager uses systematic and objective standards to determine when the closing prices of the foreign securities do not reflect the market value of such securities.

Exchange listed options that are written or purchased by a Fund are valued on the primary exchange on which they are traded. Over-the-counter options written or purchased by a Fund are valued based upon prices provided by market-makers in such securities. Exchange-traded financial futures contracts are valued at their settlement price established each day by the board of trade or exchange on which they are traded.

Securities for which market quotations are not readily available, or for which the procedures described above do not produce a fair value, are valued at a fair value as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust. The effect of this will be that NAV will not be based on the last quoted price on the security, but on a price with the Board of Trustees or its delegate believes reflects the current and true price of the security.

MONEY MARKET FUND

All of the assets of the Money Market Fund are valued on the basis of amortized cost in an effort to maintain a constant NAV of $1.00 per share. The Board of Trustees of the Trust has determined this to be in the best interests of the Money Market Fund and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter as adjusted for amortization of premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund or portfolio which uses available market quotations to value all of its portfolio securities.

The Board has established procedures reasonably designed, taking into account current market conditions and the Money Market Fund’s investment objectives, to stabilize the NAV per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the NAV per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; or utilizing a NAV per share determined from available market quotations. Even if these steps were taken, the Money Market Fund’s NAV might still decline.

All Underlying iShares Funds

The following discussion regarding the determination of NAV relates to the Underlying iShares Funds. Therefore, the term “Fund” or “Funds” refers to those funds and not to the State Farm LifePath Funds.

The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally at 4:00 P.M., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing provided that (a) any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers (as detailed below) and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

The value of the securities and other assets held by the Fund, and its liabilities, are determined pursuant to valuation policies and procedures approved by the Board of the Underlying iShares Fund. The Fund’s assets and liabilities are valued primarily on the basis of market quotations, when readily available.

Equity investments are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the security is primarily traded at the time of valuation.

Certain Funds invest in non-U.S. securities. Foreign currency exchange rates are generally determined as of 4:00 P.M., London time. Non-U.S. securities held by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, the Fund’s NAV may change on days when purchasers or sellers of the Underlying iShares Fund will not be able to purchase or redeem Fund shares.

Generally, trading in non-U.S. securities, U.S. Government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.

When market quotations are not readily available or are believed by BFA to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BFA in accordance with policies and procedures approved by the Fund’s Board. BFA may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded or where there is a significant event subsequent to the most recent market quotation. A “significant event” is an event that, in the judgment of BFA, is likely to cause a material change to the closing market price of the asset or liability held by the Fund. Non-U.S. securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of non-U.S. securities markets may be fair valued.

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.

The value of assets or liability determined in non-U.S. currencies will be converted into U.S. dollars using exchange rates deemed appropriate by BFA as investment adviser. Use of a rate different from the rate used by the Index Provider may adversely affect the Fund’s ability to track the Underlying Index.

The Underlying Money Market Fund

The following discussion regarding valuation relates to the Underlying Money Market Fund. Therefore, the term “Fund” refers to that fund and not to the State Farm LifePath Funds.

The Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund’s portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in the Fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

Rule 2a-7 provides that in order to value their portfolio securities using the amortized cost method, the Funds must maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less, purchase securities have been remaining maturities (as defined in Rule 2a-7) of 397 calendar days (about 13 months) or less, and invest only in those high-quality securities that are determined by the Board of Trustees to present minimal credit risks. The maturity of an instrument is generally deemed to be that period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable-rate and floating-rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, each Fund’s price per share as computed for the purpose of sale and redemptions at $1.00. Such procedures include review of each Fund’s portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether a Fund’s net asset value per share as determined by using available market quotations (or an approximate substitute which reflects current market conditions) deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds one-half of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Board will take such corrective action as it regards as necessary and appropriate, such action may include redeeming shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

GENERAL

Computation of NAV by the Funds and the Underlying Funds (and the sale and redemption of fund shares) may be suspended or postponed during any period when (a) trading on the NYSE is restricted, as determined by the Commission, or the NYSE is closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of the net assets of the funds not reasonably practicable.

PURCHASE AND REDEMPTION OF FUND SHARES

Purchases of Fund shares are discussed fully in the Prospectus under the heading “Shareholder Information—How to Buy Shares.” Redemptions of Fund Shares are discussed fully in the Prospectus under the heading “Shareholder Information—How to Redeem Fund Shares.”

SPECIAL WAIVERS. Class A and Premier shares are purchased without a sales charge in the situations specified in the Prospectus. However, in certain specific situations, redemptions of such shares within 12 months of purchase are subject to a contingent deferred sales charge of 0.50% of the lesser of the value of the shares redeemed or the total cost of the shares.

RIGHTS OF ACCUMULATION. Each Fund offers to all qualifying investors a cumulative discount under which investors are permitted to purchase Class A and Premier shares of any Fund at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current NAV of the purchaser’s holdings of shares of any Fund. Acceptance of the purchase order is subject to confirmation of qualification. The cumulative discount may be amended or terminated at any time as to subsequent purchases.

SYSTEMATIC WITHDRAWAL PLAN. The Systematic Withdrawal Plan (“SWP”) is designed to provide a convenient method of receiving fixed payments at regular intervals from shares deposited by the applicant under the SWP. Periodic checks will be sent to the applicant, or any person designated by him, monthly, quarterly or annually.

Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the NAV per share in effect on the record date.

SWP payments are made from the proceeds of the redemption of shares deposited in a SWP account. Redemptions are potentially taxable transactions to shareholders. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and ultimately may exhaust the number of shares deposited in the SWP account. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her capital.

The SWP may be terminated at any time (1) by written notice to the Fund or from the Fund to the shareholder; (2) upon receipt by the Fund of appropriate evidence of the shareholder’s death; or (3) when all shares under the SWP have been redeemed.

SPECIAL REDEMPTIONS. Although it would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Board of Trustees of the Trust. When the shareholder sells portfolio securities received in this fashion, he would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining NAV. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund is obligated to redeem shares solely in cash up to $500,000 of the applicable Fund during any 90-day period for any one account.

APPOINTMENT OF AUTHORIZED AGENTS. Shares of each Fund may be purchased or redeemed in connection with retirement plan administrative and recordkeeping services offered by one or more third party administrators designated by the Trust. The Trust authorizes third party administrators or their designees (“authorized agents”) to accept share purchase and redemption orders on its behalf. For purchase orders placed through an authorized agent, a shareholder will pay a Fund’s NAV per share next computed after the receipt by the authorized agent of such purchase order. For redemption orders placed through an authorized agent, a shareholder will receive redemption proceeds which reflect the NAV per share next computed after the receipt by the authorized agent of the redemption order.

DISTRIBUTION OF FUND SHARES

Management Corp. serves as the principal underwriter for the Trust pursuant to a Distribution Agreement which has been approved by the Board of Trustees of the Trust. Management Corp. is a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“FINRA”). As specified in the Trust’s Prospectuses, all share classes except Class B and Legacy Class B will be continuously offered and will be sold by Management Corp. Class B and Legacy Class B of the Funds are no longer offered for sale by Management Corp.

Management Corp. bears all the expenses of providing services pursuant to the Distribution Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes as well as any advertising or sales literature. The Trust bears the expenses of registering its shares with the Commission and paying the fees required to be paid by state regulatory authorities. The Distribution Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, (as the term interested person is defined in the 1940 Act); or (ii) by the vote of a majority of the outstanding voting securities of a Fund. Management Corp. is not obligated to sell any specific amount of shares of any Fund.

Management Corp.’s business and mailing address is One State Farm Plaza, Bloomington, Illinois 61710. Management Corp. was organized as a Delaware corporation in November 1996 and is a wholly-owned subsidiary of the Manager.

Before April 1, 2017, Management Corp., as principal underwriter for the Funds, received underwriting commissions from the Funds in the form of front-end sales charges and contingent deferred sales charges, and the underwriting commissions paid by the Funds to Management Corp. during the previous three calendar years are reflected in the chart below. Before April 1, 2017, Management Corp. sold Fund shares through its registered representatives and did not appoint other brokers or dealers to sell Fund shares. Accordingly, Management Corp. retained 100% of the underwriting commissions received from the Funds. After April 1, 2017, Management Corp. sells Fund shares through the Mutual Funds Response Center.

Underwriting Commissions Paid by the Funds to Management Corp.,

the Trust’s Distributor and Principal Underwriter

Calendar Year	Fund	Front-End Sales Charges	Compensation on Redemption or Repurchase (Contingent Deferred Sales Charges)	Aggregate Underwriting Commissions (Front End Sales Charges plus Contingent Deferred Sales Charges)	Aggregate Underwriting Commissions Retained by Management Corp.
2015	Equity Fund	722,871	12,729	735,600	735,600
2016	Equity Fund	483,271	7,876	491,147	491,147
2017	Equity Fund	58,663	336	58,999	58,999
2015	Small/Mid Cap Equity Fund	439,182	7,794	446,977	446,977
2016	Small/Mid Cap Equity Fund	309,429	3,172	312,602	312,602
2017	Small/Mid Cap Equity Fund	59,094	240	59,334	59,334

Calendar Year	Fund	Front-End Sales Charges	Compensation on Redemption or Repurchase (Contingent Deferred Sales Charges)	Aggregate Underwriting Commissions (Front End Sales Charges plus Contingent Deferred Sales Charges)	Aggregate Underwriting Commissions Retained by Management Corp.
2015	International Equity Fund	176,887	1,824	178,711	178,711
2016	International Equity Fund	118,436	1,507	119,942	119,942
2017	International Equity Fund	12,696	384	13,079	13,079
2015	S&P 500 Index Fund	3,292,390	39,986	3,332,376	3,332,376
2016	S&P 500 Index Fund	2,735,815	24,388	2,760,203	2,760,203
2017	S&P 500 Index Fund	413,658	3,047	416,704	416,704
2015	Small Cap Index Fund	594,987	13,451	608,438	608,438
2016	Small Cap Index Fund	444,053	7,019	451,072	451,072
2017	Small Cap Index Fund	81,254	1,035	82,290	82,290
2015	International Index Fund	475,292	6,733	482,025	482,025
2016	International Index Fund	321,550	2,968	324,518	324,518
2017	International Index Fund	41,958	454	42,413	42,413
2015	Equity and Bond Fund	1,048,055	14,014	1,062,069	1,062,069
2016	Equity and Bond Fund	842,808	10,158	852,966	852,966
2017	Equity and Bond Fund	89,041	1,168	90,209	90,209
2015	Bond Fund	1,176,744	14,365	1,191,109	1,191,109
2016	Bond Fund	1,075,390	8,864	1,084,254	1,084,254
2017	Bond Fund	118,730	644	119,374	119,374
2015	Tax Advantaged Bond Fund	747,821	9,615	757,436	757,436
2016	Tax Advantaged Bond Fund	660,584	3,599	664,183	664,183
2017	Tax Advantaged Bond Fund	48,806	216	49,022	49,022
2015	Money Market Fund	0	8,367	8,367	8,367
2016	Money Market Fund	0	6,944	6,944	6,944
2017	Money Market Fund	0	1,235	1,235	1,235
2015	LifePath Retirement Fund	4,124,978	41,435	4,166,414	4,166,414
2016	LifePath Retirement Fund	2,474,981	27,800	2,502,781	2,502,781
2017	LifePath Retirement Fund	291,103	2,570	293,673	293,673
2015	LifePath 2020 Fund	7,491,330	79,105	7,570,435	7,570,435
2016	LifePath 2020 Fund	4,729,613	56,739	4,786,351	4,786,351
2017	LifePath 2020 Fund	601,349	3,480	604,829	604,829
2015	LifePath 2030 Fund	9,297,844	97,693	9,395,537	9,395,537
2016	LifePath 2030 Fund	6,862,368	67,016	6,929,384	6,929,384
2017	LifePath 2030 Fund	916,837	5,058	921,895	921,895
2015	LifePath 2040 Fund	6,626,814	101,384	6,728,198	6,728,198
2016	LifePath 2040 Fund	5,257,133	65,109	5,322,242	5,322,242
2017	LifePath 2040 Fund	753,281	4,260	757,541	757,541
2015	LifePath 2050 Fund	3,518,493	0	3,518,493	3,518,493
2016	LifePath 2050 Fund	2,923,944	0	2,923,944	2,923,944
2017	LifePath 2050 Fund	415,234	0	415,234	415,234

	2017 Totals	3,901,703	24,127	3,925,830	3,925,830

Other than the compensation described in the table above, Management Corp. received no other compensation, such as brokerage commissions, from the Funds during the calendar year ended December 31, 2017.

DISTRIBUTION PLANS

	Shareholder Servicing Fee
	Class A	Class B	Premier	Legacy Class B	Institutional Class
All Funds	0.25%	0.25%	0.15%	0.25%	0.25%

R-Shares of each Fund, not including the R-Shares of the Equity and Bond Fund, shall pay the Manager for each month a shareholder service fee at an annual rate the amount of which is reflected in the schedule below and which depends on the total amount of net assets invested in R-Shares of all Funds on the close of the first business day of December in the previous calendar year:

Total Amount of Net Assets Invested in R-Shares of all Funds as of the First Business Day in December in the Previous Calendar Year	Percentage Charged as a Shareholder Servicing Fee to Each R-Share Class of Each Fund in the Subsequent Calendar Year
Less than $1 Billion	0.3200%
$1-2 Billion	0.3060%
$2-3 Billion	0.2907%
$3-4 Billion	0.2846%
$4-5 Billion	0.2813%
More than $5 Billion	0.2800%

The tables below reflect the 12b-1 payments made by Class A, Premier, Class B, Legacy Class B, Class R-1 and Class R-2 of the Funds to Management Corp., and the amount of distribution expenses incurred by Management Corp. Under the Plan, the Funds make 12b-1 payments to Management Corp. only if Management Corp. has incurred distribution or service expenses. The Funds may make 12b-1 payments to Management Corp. to reimburse Management Corp. for distribution or service expenses it incurred in prior periods.

State Farm Mutual Fund Trust: Class A

12b-1 Distribution Plan Report

for

Period Ending December 31, 2017

			Equity	Small/Mid Cap Equity	Int’l Equity	S&P 500 Index	Small Cap Index	Int’l Index	Equity & Bond	Bond
1)	Payments made by Fund to SFVPMC		$81,169	$58,396	$21,864	$321,206	$105,732	$47,517	$82,083	$124,710
2)	Distribution Expenses paid by SFVPMC:
	a)	Net Commissions and Other Payments to Registered Representatives	$80,384	$51,341	$18,943	$312,491	$98,792	$44,764	$77,323	$137,011
	b)	Employee Salary, Benefits, and Overhead	$127,613	$113,331	$82,530	$358,387	$146,481	$110,596	$131,957	$176,225
	c)	Preparation & Mailing of Advertising and Marketing	$44,578	$44,578	$44,578	$44,578	$44,578	$44,578	$44,578	$44,578
		Prospectus Costs	$712	$498	$204	$2,811	$903	$424	$710	$1,025

3)	Total Distribution Expenses		$253,287	$209,748	$146,255	$718,267	$290,754	$200,361	$254,569	$358,838

4)	Excess of Total Distribution Expenses over Payments made by Fund		$172,118	$151,352	$124,390	$397,062	$185,023	$152,844	$172,486	$234,129

5)	Cumulative Excess of Total Distribution Expenses over Payments made by Fund		$1,397,522	$1,449,547	$1,184,472	$3,194,749	$1,535,350	$1,691,524	$1,453,852	$7,720,788

			Tax Adv Bond	Money Market	LifePath Retirement	LifePath 2020	LifePath 2030	LifePath 2040	LifePath 2050	Grand Total
1)	Payments made by Fund to SFVPMC		$63,059	$43,502	$237,473	$516,804	$632,020	$523,622	$174,472	$3,033,627
2)	Distribution Expenses paid by SFVPMC:
	a)	Net Commissions and Other Payments to Registered Representatives	$63,531	$—	$214,158	$518,377	$588,531	$511,421	$145,627	$2,862,692
	b)	Employee Salary, Benefits, and Overhead	$109,261	$101,070	$256,636	$478,571	$642,432	$554,618	$283,888	$3,673,596
	c)	Preparation & Mailing of Advertising and Marketing	$44,578	$44,578	$44,578	$44,578	$44,578	$44,578	$44,578	$668,671
		Prospectus Costs	$514	$576	$1,978	$4,375	$5,478	$4,624	$1,573	$26,405

3)	Total Distribution Expenses		$217,884	$146,224	$517,350	$1,045,901	$1,281,019	$1,115,241	$475,665	$7,231,364

4)	Excess of Total Distribution Expenses over Payments made by Fund		$154,825	$102,722	$279,877	$529,096	$648,999	$591,619	$301,194	$4,197,736

5)	Cumulative Excess of Total Distribution Expenses over Payments made by Fund		$9,054,017	$6,047,877	$6,436,114	$10,730,553	$9,820,630	$6,726,612	$1,896,413	$70,340,021

State Farm Mutual Fund Trust: Premier

12b-1 Distribution Plan Report

for

Period Ending December 31, 2017

			Equity	Small/Mid Cap Equity	Int’l Equity	S&P 500 Index	Small Cap Index	Int’l Index	Equity & Bond	Bond
1)	Payments made by Fund to SFVPMC		$83,788	$68,322	$30,890	$365,729	$112,576	$64,079	$96,881	$221,954
2)	Distribution Expenses paid by SFVPMC:
	a)	Net Commissions and Other Payments to Registered Representatives	$75,876	$51,197	$18,394	$334,365	$87,882	$46,856	$77,245	$201,104
	b)	Employee Salary, Benefits, and Overhead	$120,765	$109,543	$88,527	$345,430	$143,977	$113,121	$131,729	$225,736
	c)	Preparation & Mailing of Advertising and Marketing	$44,578	$44,578	$44,578	$44,578	$44,578	$44,578	$44,578	$44,578
		Prospectus Costs	$757	$586	$300	$3,293	$1,000	$595	$849	$1,838

3)	Total Distribution Expenses		$241,975	$205,905	$151,799	$727,665	$277,437	$205,151	$254,402	$473,256

4)	Excess of Total Distribution Expenses over Payments made by Fund		$158,188	$137,582	$120,909	$361,937	$164,861	$141,072	$157,521	$251,303

5)	Cumulative Excess of Total Distribution Expenses over Payments made by Fund		$283,150	$233,512	$201,669	$822,696	$284,616	$254,733	$285,128	$661,970

			Tax Adv Bond	Money Market	LifePath Retirement	LifePath 2020	LifePath 2030	LifePath 2040	LifePath 2050	Grand Total
1)	Payments made by Fund to SFVPMC		$264,928	$53,829	$445,679	$598,534	$524,012	$243,048	$58,815	$3,233,064
2)	Distribution Expenses paid by SFVPMC:
	a)	Net Commissions and Other Payments to Registered Representatives	$249,055	$—	$411,815	$564,232	$459,194	$197,696	$41,154	$2,816,065
	b)	Employee Salary, Benefits, and Overhead	$243,564	$108,007	$348,875	$496,485	$454,146	$252,151	$116,412	$3,298,469
	c)	Preparation & Mailing of Advertising and Marketing	$44,578	$44,578	$44,578	$44,578	$44,578	$44,578	$44,578	$668,671
		Prospectus Costs	$2,188	$697	$3,801	$5,235	$4,736	$2,270	$554	$28,700

3)	Total Distribution Expenses		$539,385	$153,283	$809,070	$1,110,530	$962,653	$496,694	$202,699	$6,811,905

4)	Excess of Total Distribution Expenses over Payments made by Fund		$274,456	$99,454	$363,390	$511,996	$438,641	$253,647	$143,884	$3,578,841

5)	Cumulative Excess of Total Distribution Expenses over Payments made by Fund		$846,650	$218,212	$869,520	$888,943	$771,908	$406,022	$244,903	$7,273,631

State Farm Mutual Fund Trust: Class B

12b-1 Distribution Plan Report

for

Period Ending December 31, 2017

			Equity	Small/Mid Cap Equity	Int’l Equity	S&P 500 Index	Small Cap Index	Int’l Index	Equity & Bond	Bond
1)	Payments made by Fund to SFVPMC		$4,578	$22,045	$17,200	$17,269	$24,691	$18,380	$26,026	$15,992
2)	Distribution Expenses paid by SFVPMC:
	a)	Net Commissions and Other Payments to Registered Representatives	$1,081	$932	$71	$3,372	$524	$404	$719	$2,433
	b)	Employee Salary, Benefits, and Overhead	$54,313	$56,591	$56,235	$55,883	$57,001	$56,301	$57,213	$56,066
	c)	Preparation & Mailing of Advertising and Marketing	$44,578	$44,578	$44,578	$44,578	$44,578	$44,578	$44,578	$44,578
		Prospectus Costs	$12	$63	$55	$47	$72	$56	$76	$51

3)	Total Distribution Expenses		$99,984	$102,163	$100,938	$103,879	$102,175	$101,340	$102,587	$103,128

4)	Excess of Total Distribution Expenses over Payments made by Fund		$95,407	$80,118	$83,738	$86,610	$77,484	$82,959	$76,561	$87,136

5)	Cumulative Excess of Total Distribution Expenses over Payments made by Fund		$412,545	$220,964	$265,846	$296,332	$202,340	$252,809	$190,964	$605,957

			Tax Adv Bond	Money Market	LifePath Retirement	LifePath 2020	LifePath 2030	LifePath 2040	Grand Total
1)	Payments made by Fund to SFVPMC		$3,892	$406	$13,760	$40,116	$18,288	$18,688	$241,329
2)	Distribution Expenses paid by SFVPMC:
	a)	Net Commissions and Other Payments to Registered Representatives	$1,379	$—	$2,077	$9,248	$11,456	$12,448	$46,142
	b)	Employee Salary, Benefits, and Overhead	$54,304	$53,826	$55,368	$58,547	$60,489	$60,619	$792,757
	c)	Preparation & Mailing of Advertising and Marketing	$44,578	$44,578	$44,578	$44,578	$44,578	$44,578	$624,093
		Prospectus Costs	$12	$1	$36	$106	$149	$152	$888

3)	Total Distribution Expenses		$100,274	$98,406	$102,059	$112,479	$116,672	$117,796	$1,463,880

4)	Excess of Total Distribution Expenses over Payments made by Fund		$96,382	$98,000	$88,299	$72,363	$98,384	$99,109	$1,222,551

5)	Cumulative Excess of Total Distribution Expenses over Payments made by Fund		$563,949	$638,022	$292,456	$101,458	$198,858	$205,203	$4,447,703

State Farm Mutual Fund Trust: Class B Servicing

12b-1 Distribution Plan Report

for

Period Ending December 31, 2017

			Equity	Small/Mid Cap Equity	Int’l Equity	S&P 500 Index	Small Cap Index	Int’l Index	Equity & Bond	Bond
1)	Payments made by Fund to SFVPMC		$1,221	$5,879	$4,587	$4,605	$1,646	$4,901	$6,940	n/a
2)	Servicing Expenses paid by SFVPMC:
	a)	Net Commissions and Other Payments to Registered Representatives	$288	$248	$19	$899	$140	$108	$192	n/a
	b)	Employee Salary, Benefits, and Overhead	$14,484	$15,091	$14,996	$14,902	$15,200	$15,014	$15,257	n/a
	c)	Preparation & Mailing of Advertising and Marketing	$—	$—	$—	$—	$—	$—	$—	n/a
		Prospectus Costs	$—	$—	$—	$—	$—	$—	$—	n/a

3)	Total Servicing Expenses		$14,772	$15,339	$15,015	$15,801	$15,340	$15,121	$15,449	n/a

4)	Excess of Total Servicing Expenses over Payments made by Fund		$13,551	$9,461	$10,428	$11,196	$13,694	$10,220	$8,509	n/a

5)	Cumulative Excess of Total Servicing Expenses over Payments made by Fund		$68,991	$20,241	$30,585	$70,601	$31,430	$14,539	$13,958	n/a

			Tax Adv Bond	Money Market	LifePath Retirement	LifePath 2020	LifePath 2030	LifePath 2040	Grand Total
1)	Payments made by Fund to SFVPMC		n/a	n/a	$3,669	$10,698	$14,630	$14,950	$73,726
2)	Servicing Expenses paid by SFVPMC:
	a)	Net Commissions and Other Payments to Registered Representatives	n/a	n/a	$554	$2,466	$3,055	$3,319	$11,288
	b)	Employee Salary, Benefits, and Overhead	n/a	n/a	$14,765	$15,613	$16,130	$16,165	$167,616
	c)	Preparation & Mailing of Advertising and Marketing	n/a	n/a	$—	$—	$—	$—	$—
		Prospectus Costs	n/a	n/a	$—	$—	$—	$—	$—

3)	Total Servicing Expenses		n/a	n/a	$15,319	$18,079	$19,185	$19,484	$178,904

4)	Excess of Total Servicing Expenses over Payments made by Fund		n/a	n/a	$11,649	$7,381	$4,555	$4,534	$105,178

5)	Cumulative Excess of Total Servicing Expenses over Payments made by Fund		n/a	n/a	$142,803	$225,233	$250,981	$249,962	$1,119,323

State Farm Mutual Fund Trust: Legacy Class B

12b-1 Distribution Plan Report

for

Period Ending December 31, 2017

			Equity	Small/Mid Cap Equity	Int’l Equity	S&P 500 Index	Small Cap Index	Int’l Index	Equity & Bond	Bond
1)	Payments made by Fund to SFVPMC		$8,187	$15,903	$15,034	$27,511	$39,803	$20,218	$35,055	$3,690
2)	Distribution Expenses paid by SFVPMC:
	a)	Net Commissions and Other Payments to Registered Representatives	$3,026	$1,553	$352	$9,975	$3,058	$894	$2,474	$1,317
	b)	Employee Salary, Benefits, and Overhead	$69,441	$70,997	$71,243	$72,634	$75,578	$72,160	$74,791	$68,688
	c)	Preparation & Mailing of Advertising and Marketing	$44,578	$44,578	$44,578	$44,578	$44,578	$44,578	$44,578	$44,578
		Prospectus Costs	$24	$51	$55	$79	$131	$71	$117	$10

3)	Total Distribution Expenses		$117,068	$117,179	$116,228	$127,266	$123,345	$117,702	$121,960	$114,594

4)	Excess of Total Distribution Expenses over Payments made by Fund		$108,882	$101,276	$101,194	$99,756	$83,542	$97,484	$86,905	$110,904

5)	Cumulative Excess of Total Distribution Expenses over Payments made by Fund		$2,189,106	$2,503,460	$2,024,868	$5,915,823	$3,537,193	$2,518,199	$3,259,125	$3,122,467

			Tax Adv Bond	Money Market	LifePath Retirement	LifePath 2020	LifePath 2030	LifePath 2040	Grand Total
1)	Payments made by Fund to SFVPMC		$207	$522	$5,953	$17,911	$18,287	$18,140	$226,420
2)	Distribution Expenses paid by SFVPMC:
	a)	Net Commissions and Other Payments to Registered Representatives	$85	$—	$2,168	$5,905	$6,772	$6,764	$44,343
	b)	Employee Salary, Benefits, and Overhead	$68,130	$68,192	$69,092	$71,056	$71,161	$71,134	$994,297
	c)	Preparation & Mailing of Advertising and Marketing	$44,578	$44,578	$44,578	$44,578	$44,578	$44,578	$624,093
		Prospectus Costs	$1	$2	$17	$52	$54	$53	$715

3)	Total Distribution Expenses		$112,794	$112,772	$115,855	$121,591	$122,565	$122,529	$1,663,449

4)	Excess of Total Distribution Expenses over Payments made by Fund		$112,587	$112,250	$109,901	$103,680	$104,278	$104,390	$1,437,029

5)	Cumulative Excess of Total Distribution Expenses over Payments made by Fund		$2,760,194	$1,179,931	$1,090,340	$3,578,895	$2,931,197	$2,218,763	$38,829,562

State Farm Mutual Fund Trust: Class R1

12b-1 Distribution Plan Report

for

Period Ending December 31, 2017

			Equity	Small/Mid Cap Equity	Int’l Equity	S&P 500 Index	Small Cap Index	Int’l Index	Equity & Bond	Bond
1)	Payments made by Fund to SFVPMC		$3,579	$4,637	$2,993	$12,125	$5,111	$3,646	$4,540	$4,746
2)	Distribution Expenses paid by SFVPMC:
	a)	Net Commissions and Other Payments to Registered Representatives	$4,106	$3,589	$1,895	$12,754	$3,622	$2,383	$3,617	$3,769
	b)	Employee Salary, Benefits, and Overhead	$70,630	$70,298	$69,845	$77,783	$70,852	$69,717	$70,787	$70,703
	c)	Preparation & Mailing of Advertising and Marketing	$44,578	$44,578	$44,578	$44,578	$44,578	$44,578	$44,578	$44,578
		Prospectus Costs	$15	$20	$13	$51	$22	$17	$20	$20

3)	Total Distribution Expenses		$119,329	$118,484	$116,331	$135,166	$119,074	$116,695	$119,002	$119,070

4)	Excess of Total Distribution Expenses over Payments made by Fund		$115,750	$113,847	$113,338	$123,040	$113,963	$113,049	$114,462	$114,324

5)	Cumulative Excess of Total Distribution Expenses over Payments made by Fund		$663,127	$657,701	$633,444	$936,113	$674,090	$688,352	$634,972	$699,241

			Tax Adv Bond	Money Market	LifePath Retirement	LifePath 2020	LifePath 2030	LifePath 2040	LifePath 2050	Grand Total
1)	Payments made by Fund to SFVPMC		n/a	$4,549	$8,827	$24,914	$43,443	$32,274	$12,557	$167,943
2)	Distribution Expenses paid by SFVPMC:
	a)	Net Commissions and Other Payments to Registered Representatives	n/a	$—	$9,990	$28,738	$49,501	$35,667	$11,916	$171,548
	b)	Employee Salary, Benefits, and Overhead	n/a	$69,455	$72,883	$84,570	$96,302	$93,356	$80,216	$1,067,396
	c)	Preparation & Mailing of Advertising and Marketing	n/a	$44,578	$44,578	$44,578	$44,578	$44,578	$44,578	$624,093
		Prospectus Costs	n/a	$24	$36	$99	$179	$137	$57	$710

3)	Total Distribution Expenses		n/a	$114,057	$127,488	$157,986	$190,560	$173,738	$136,767	$1,863,746

4)	Excess of Total Distribution Expenses over Payments made by Fund		n/a	$109,507	$118,661	$133,072	$147,117	$141,464	$124,210	$1,695,803

5)	Cumulative Excess of Total Distribution Expenses over Payments made by Fund		n/a	$896,291	$781,588	$1,361,098	$1,571,319	$1,402,832	$701,873	$12,302,040

State Farm Mutual Fund Trust: Class R2

12b-1 Distribution Plan Report

for

Period Ending December 31, 2017

			Equity	Small/Mid Cap Equity	Int’l Equity	S&P 500 Index	Small Cap Index	Int’l Index	Equity & Bond	Bond
1)	Payments made by Fund to SFVPMC		$10,211	$8,894	$3,633	$18,646	$7,298	$5,768	$5,599	$6,943
2)	Distribution Expenses paid by SFVPMC:
	a)	Net Commissions and Other Payments to Registered Representatives	$11,386	$9,211	$3,312	$21,080	$7,443	$5,627	$5,253	$7,384
	b)	Employee Salary, Benefits, and Overhead	$75,096	$73,526	$70,741	$83,628	$73,760	$72,501	$72,438	$74,465
	c)	Preparation & Mailing of Advertising and Marketing	$44,578	$44,578	$44,578	$44,578	$44,578	$44,578	$44,578	$44,578
		Prospectus Costs	$75	$60	$29	$138	$52	$44	$41	$50

3)	Total Distribution Expenses		$131,136	$127,375	$118,661	$149,424	$125,833	$122,750	$122,311	$126,477

4)	Excess of Total Distribution Expenses over Payments made by Fund		$120,925	$118,480	$115,028	$130,778	$118,535	$116,982	$116,712	$119,534

5)	Cumulative Excess of Total Distribution Expenses over Payments made by Fund		$941,443	$884,949	$775,191	$1,280,977	$823,910	$859,659	$761,472	$862,766

			Tax Adv Bond	Money Market	LifePath Retirement	LifePath 2020	LifePath 2030	LifePath 2040	LifePath 2050	Grand Total
1)	Payments made by Fund to SFVPMC		n/a	$7,836	$19,728	$45,814	$52,969	$42,567	$13,845	$249,750
2)	Distribution Expenses paid by SFVPMC:
	a)	Net Commissions and Other Payments to Registered Representatives	n/a	$—	$22,661	$50,674	$57,295	$47,218	$14,542	$263,087
	b)	Employee Salary, Benefits, and Overhead	n/a	$72,631	$82,693	$107,033	$113,351	$109,934	$85,354	$1,167,151
	c)	Preparation & Mailing of Advertising and Marketing	n/a	$44,578	$44,578	$44,578	$44,578	$44,578	$44,578	$624,093
		Prospectus Costs	n/a	$79	$139	$326	$399	$320	$102	$1,857

3)	Total Distribution Expenses		n/a	$117,288	$150,071	$202,611	$215,624	$202,051	$144,577	$2,056,188

4)	Excess of Total Distribution Expenses over Payments made by Fund		n/a	$109,452	$130,344	$156,797	$162,655	$159,484	$130,732	$1,806,438

5)	Cumulative Excess of Total Distribution Expenses over Payments made by Fund		n/a	$1,353,517	$1,266,740	$2,172,648	$2,168,209	$1,858,738	$790,200	$16,800,418

OTHER SERVICE PROVIDERS

CUSTODIANS

JPMorgan Chase Bank, North American Insurance Securities Services, 4 New York Plaza, 15th Floor, New York, New York 10004 (“JPMorgan Chase”), acts as custodian of the assets of each Fund, except the S&P 500 Index Fund, the International Index Fund, the International Equity Fund and the LifePath Funds. State Street Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116 (“State Street”), is the Trust’s custodian for the S&P 500 Index Fund, the International Index Fund, the LifePath Funds and the International Equity Fund.

JPMorgan Chase and State Street (the “custodians”) may hold securities of the Funds in amounts sufficient to cover put and call options written on futures contracts in a segregated account by transferring (upon the Trust’s instructions) assets from a Fund’s general (regular) custody account. The custodians also will hold certain assets of certain of the Funds constituting margin deposits with respect to financial futures contracts at the disposal of FCMs through which such transactions are effected. The Manager performs fund accounting services, including the valuation of portfolio securities and the calculation of NAV, for each Fund other than the LifePath Funds, the International Equity Fund and the International Index Fund. State Street performs fund accounting services for these Funds.

TRANSFER AGENT

The Transfer Agent Agreement between the Trust and the Manager appoints the Manager as the Funds’ transfer agent and dividend disbursing agent. Under the terms of the agreement, the Manager: (1) prepares and mails transaction confirmations, annual records of investments and tax information statements; (2) effects transfers of Fund shares; (3) prepares annual shareowner meeting lists; (4) prepares, mails and tabulates proxies; (5) mails shareowner reports; and (6) disburses dividend and capital gains distributions. The Manager does not receive a fee under the Transfer Agent Agreement with the Trust, but the Manager does receive compensation for performing similar services under the Shareholder Services Agreement, which is discussed in this SAI. The Manager has retained a vendor to assist it in the performance of its transfer agency services.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Funds’ independent registered public accounting firm is PricewaterhouseCoopers LLP, One North Wacker, Chicago, Illinois 60606. The firm audits each Fund’s annual financial statements, reviews certain regulatory reports and each Fund’s federal income tax returns, and performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Audit Committee.

TAXES

The following information supplements and should be read in conjunction with the section in each Prospectus entitled “Taxes.” The Prospectus generally describes the United States federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code (the “Code”), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors as to the particular federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

Qualification as a Regulated Investment Company. It is intended that each Fund and Underlying Fund (each, a “RIC”) qualify as a “regulated investment company” under Subchapter M of the Code, as long as such qualification is in the best interests of the RIC’s shareholders. Each RIC will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each RIC, even though each RIC is a series of a trust. Furthermore, each RIC will separately determine its income, gains and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each RIC must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, certain securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts), and net income derived from interests in “qualified publicly traded partnerships” as defined in the Code. Pursuant to future regulations, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities. Each RIC must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its total assets consists of (A) cash and cash items, government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent the value of such securities does not exceed 5% of the value of the RIC’s total assets and to the extent such securities do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the RIC’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or of two or more issuers the RIC controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The qualifying income and diversification requirements applicable to a RIC may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each RIC generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and net short-term capital gain, as well as 90% of its net tax-exempt income earned in each taxable year. A RIC generally will not be subject to federal income tax on the investment company taxable income and net capital gain it distributes to its shareholders. For this purpose, a RIC generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a RIC may make the distributions in the following taxable year. Furthermore, if a RIC declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the RIC and its shareholders will be treated as if the RIC paid the distribution by December 31 of the first taxable year. Each RIC intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate RIC-level federal income taxation of such income and gain. However, no assurance can be given that a RIC will not be subject to federal income taxation. If a RIC failed to qualify as a regulated investment company, the RIC would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary dividends. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC.

Excise Tax. A 4% nondeductible excise tax will be imposed on each RIC’s net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute during each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98.2% of its capital gain net income (adjusted for ordinary losses) for the 12 month period ending on October 31, and all of its ordinary income and capital gains from previous years that were not distributed during such years. Pursuant to an available election, each RIC may use the 12 month period ending on the last day of its taxable year for purposes of determining its capital gain net income. Each RIC intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects to owe little, if any, excise tax. However, no assurance can be given that a RIC will not be subject to the excise tax.

Capital Loss Carry-Forwards. A RIC is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, indefinitely. A RIC’s capital loss carry-forward generally retains its character as short-term or long-term. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to RIC-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the RICs do not expect to distribute such capital gains. For information about the unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains of the Funds of the Trust, please see the Notes to Financial Statements in the Trust’s Annual Report, which is incorporated herein by reference. The RICs cannot carry back or carry forward any net operating losses.

Equalization Accounting. Each RIC may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a RIC’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a RIC to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a RICs’s total returns, it may reduce the amount that the RIC would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of RIC shares on RIC distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the RICs, and thus the use of this method may be subject to IRS scrutiny.

Taxation of Fund Investments. In this section, all references to a Fund include, if applicable, an Underlying Fund. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount, generally at an issue price less than its principal amount (“OID”), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID and, if an election is made, accrued market discount on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from sales proceeds of securities held by a Fund.

If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. As stated below, gain or loss on certain foreign currency contracts that are Section 1256 contracts will be treated as ordinary income and loss. Transactions that qualify as designated hedges are excepted from the mark-to-market rule and the “60%/40%” rule.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund’s investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute “straddles.” The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into “straddles” by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as “mixed straddles” if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to Fund shareholders, and which will be taxed to Fund shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to if a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) certain futures or forward contracts; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the property and the application of various loss deferral provisions in the Code.

The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

“Passive foreign investment companies” (“PFICs”) are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on “excess distributions” received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

In addition to the investments described above, prospective shareholders should be aware that other investments made by a Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although a Fund seeks to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Fund could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements. In addition, payments received by a Fund in connection with securities lending and repurchase agreements will not qualify for recently enacted reductions in individual federal income tax on certain dividends and so may be taxable as ordinary income.

Taxation of Distributions. For federal income tax purposes, a RIC’s earnings and profits, described above, are determined at the end of the RIC’s taxable year and are allocated pro rata over the entire year. All distributions paid out of a RIC’s earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in shares of the RIC, generally are deemed to be taxable distributions and must be reported on each RIC shareholder’s federal income tax return. Distributions in excess of a RIC’s earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in its RIC shares and then capital gain. A RIC may make distributions in excess of earnings and profits to a limited extent, from time to time.

Distributions designated by a RIC as a capital gain distribution will be taxed to its shareholders as long-term capital gain (to the extent such distributions do not exceed the RIC’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held RIC shares. Each RIC will report capital gains distributions, if any, in a written notice mailed by the RIC to its shareholders after the close of the RIC’s taxable year.

Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange. Under certain circumstances, an individual shareholder receiving qualified dividend income from a Fund, explained further below, may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

Foreign Taxes. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. No assurance is given that a Fund eligible to make such election will do so.

Federal Income Tax Rates. Under current law, the maximum individual federal income tax rate applicable to ordinary income generally is 37% and the maximum rate applicable to realized net capital gain of individuals generally is 20%.

Under current law, the maximum individual federal income tax rate applicable to “qualified dividend income” is 15%. In general, “qualified dividend income” is income attributable to dividends received from certain domestic and foreign corporations, as long as certain holding period requirements are met. If 95% or more of a Fund’s gross income constitutes qualified dividend income, all of its distributions will be treated as qualified dividend income in the hands of individual shareholders, as long as they meet certain holding period requirements set forth below for their Fund shares. If less than 95% of the Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that are attributable to and reported as such in a timely manner will be so treated in the hands of individual shareholders. A Fund will be treated as realizing qualified dividend income only to the extent it receives dividends attributable to investments in certain domestic and foreign corporations and certain holding period requirements are met, and individual Fund shareholders will be treated a realizing qualified dividend income from the Fund only to the extent that the shareholders meet certain holding period requirements with respect to their Fund shares. Payments received by the Fund derived from securities lending, repurchase and other derivative transactions ordinarily will not be qualified dividend income. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners.

There have been and likely will continue to be proposals for amendments to the federal income tax laws that could, if enacted, have adverse effects on a Fund, its investments, or its shareholders.

For taxable years beginning after December 31, 2012, an additional tax at a rate of 3.8% generally will be imposed on a portion of the net investment income of certain non-corporate taxpayers. For this purpose, “net investment income” includes interest, dividends (including dividends paid with respect to shares), annuities, royalties, rent, net gain attributable to the disposition of property not held in a trade or business (including net gain from the sale, exchange or other taxable disposition of shares) and certain other income, but will be reduced by any deductions properly allocable to such income or net gain.

Backup Withholding. The Trust may be required to withhold, subject to certain exemptions, at a rate of 24% (“backup withholding”) on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies that the “taxpayer identification number” (“TIN”), generally the shareholder’s social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties.

Tax-Deferred Plans. The shares of the Funds are available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans (“SEP-IRAs”), Savings Incentive Match Plans for Employees (“SIMPLE Plans”), Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

Corporate Shareholders. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund attributable to domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. In general, a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if certain holding period requirements are met. These requirements are complex, and, therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

Cost Basis Reporting. The Funds must report to the IRS and furnish to Fund shareholders cost basis and holding-period information for Fund shares purchased after December 31, 2011, and sold after that date. The Funds will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Funds will use a default cost basis method that has not yet been determined. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the appropriate cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The current law requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all Fund shares acquired through December 31, 2011, and sold on and after that date.

NON-U.S. INVESTORS. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by a Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, a Fund will be required to withhold a 30% tax on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

TAX ADVANTAGED BOND FUND. The Tax Advantaged Bond Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s total assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the Fund properly reports as exempt-interest dividends are treated by shareholders as interest excludable from their gross income for regular federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. Because the Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures, and options contracts on financial futures, tax-exempt bond indices, and other assets.

The Fund uses the “average annual” method to determine the percentage of dividends qualifying as tax-exempt income. This determination is made annually in January. The percentage of a particular dividend that is reported as tax-exempt income may be substantially different from the percentage of the Fund’s income that was tax-exempt during the period from which the distribution was made.

Exempt-interest dividends are exempt from regular federal income tax, but they may affect the tax liabilities of taxpayers who are subject to the AMT. Exempt-interest dividends are also includible in the modified income of shareholders who receive Social Security benefits for purposes of determining the extent to which such benefits may be taxable. The American Recovery and Reinvestment Act of 2009 provides an exemption from the federal alternative minimum tax applicable to individuals for interest on private activity bonds and, for purposes of calculating a corporate taxpayer’s adjusted current earnings under the corporate alternative minimum tax, an exemption for interest on all tax-exempt bonds, with both exemptions limited to bonds that are issued after December 31, 2008 and before January 1, 2011, including refunding bonds issued during that period to refund bonds originally issued after December 31, 2003 and before January 1, 2009. (As discussed above, under the TCJA corporations are no longer subject to the AMT for taxable years of the corporation beginning after December 31, 2017.)

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Tax Advantaged Bond Fund is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund’s total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of the shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such obligations or bonds or who are “related persons” of such substantial users.

STATE AND LOCAL. Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have different tax consequences for shareholders than would direct investment in such Fund’s portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

CODES OF ETHICS

The Manager intends that: all of its activities function exclusively for the benefit of the owners or beneficiaries of the assets it manages; assets under management or knowledge as to current or prospective transactions in managed assets are not utilized for personal advantage or for the advantage of anyone other than the owners or beneficiaries of those assets; persons associated with the Manager and the Trust avoid situations involving actual or potential conflicts of interest with the owners or beneficiaries of managed assets; and situations appearing to involve actual or potential conflicts of interest or impairment of objectivity are avoided whenever doing so does not run counter to the interests of the owners or beneficiaries of the managed assets. Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees of the Trust has adopted a Code of Ethics which imposes certain prohibitions, restrictions, preclearance requirements and reporting rules on the personal securities transactions of subscribers to the Code, who include the Trust’s officers and Trustees and the employees of the Manager. Sub-advisers have adopted similar Codes of Ethics relating to their employees, and the Board of Trustees of the Trust has adopted Sub-advisers’ Codes of Ethics insofar as they relate to their respective employees’ activities in connection with the Trust. The Board of Trustees believes that the provisions of its Code of Ethics are reasonably designed to prevent subscribers from engaging in conduct that violates these principles. Subscribers to the Codes of Ethics may invest in securities, including securities that may be purchased or held by a Fund.

SHARES

The Trust was organized as a business trust pursuant to the laws of the State of Delaware on June 8, 2000. The Trust is authorized to issue an unlimited number of shares of beneficial interest in the Trust, all without par value. Shares are divided into and may be issued in a designated series representing beneficial interests in one of the Trust’s Funds. There are currently fifteen series of shares.

Each share of a series issued and outstanding is entitled to participate equally in dividends and distributions declared by such series and, upon liquidation or dissolution, in net assets allocated to such series remaining after satisfaction of outstanding liabilities. The shares of each series, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights.

As of March 29, 2018, State Farm Bank, as Custodian for IRA plans, owned of record in the aggregate the following number of shares of the Funds. The address for State Farm Bank is P.O. Box 2316, Bloomington, IL 61702-2316. Shareholders who hold the power to vote a large percentage of shares (at least 25%) of a particular Fund can control the Fund and determine the outcome of a shareholder meeting. Neither State Farm Bank nor the Manager is the beneficial owner of any of these shares.

Fund	Shares Owned	Percentage of Fund Shares Outstanding
Equity Fund Premier	10,133,430.405	70.19%
Equity Fund Legacy B	282,991.356	88.86%
Equity Fund Class A	10,581,168.888	82.26%
Equity Fund Class B	169,006.078	87.70%
Equity Fund Institutional	5,691,215.777	20.14%
Small/Mid Cap Equity Fund Premier	5,380,552.556	53.72%
Small/Mid Cap Equity Fund Legacy B	135,927.395	16.40%
Small/Mid Cap Equity Fund Class A	5,383,065.338	69.09%
Small/Mid Cap Equity Fund Class B	117,809.558	11.53%
Small/Mid Cap Equity Fund Institutional	3,290,221.433	78.74%
International Equity Fund Premier	1,907,309.900	39.13%
International Equity Fund Legacy B	33,691.923	3.86%
International Equity Fund Class A	1,774,212.220	57.58%

Fund	Shares Owned	Percentage of Fund Shares Outstanding
International Equity Fund Class B	38,161.683	4.31%
International Equity Fund Institutional	1,263,097.722	66.40%
S&P 500 Index Fund Premier	23,501,582.016	69.08%
S&P 500 Index Fund Legacy B	547,280.397	92.52%
S&P 500 Index Fund Class A	22,919,886.902	84.73%
S&P 500 Index Fund Class B	349,848.738	87.30%
S&P 500 Index Fund Institutional	11,193,344.505	90.01%
Small Cap Index Fund Premier	6,377,780.793	55.45%
Small Cap Index Fund Legacy B	171,403.719	12.36%
Small Cap Index Fund Class A	7,092,096.228	76.74%
Small Cap Index Fund Class B	98,167.361	12.63%
Small Cap Index Fund Institutional	4,676,803.101	82.67%
International Index Fund Premier	5,305,499.094	56.73%
International Index Fund Legacy B	83,718.914	7.85%
International Index Fund Class A	4,526,122.899	74.28%
International Index Fund Class B	73,916.365	8.71%
International Index Fund Institutional	3,139,431.527	75.66%
Equity and Bond Fund Premier	8,848,280.153	65.36%
Equity and Bond Fund Legacy B	232,470.795	13.06%
Equity and Bond Fund Class A	8,156,197.970	74.70%
Equity and Bond Fund Class B	155,658.964	12.86%
Equity and Bond Fund Institutional	3,025,194.090	92.57%
Bond Fund Premier	24,575,612.351	85.33%
Bond Fund Legacy B	124,958.985	95.26%
Bond Fund Class A	13,668,911.370	86.44%
Bond Fund Class B	268,125.724	33.57%
Bond Fund Institutional	4,694,531.878	18.66%
Tax Advantaged Bond Fund Premier	1,291,165.548	3.95%
Tax Advantaged Bond Fund Legacy B	1,761.932	23.72%
Tax Advantaged Bond Fund Class A	517,169.992	6.94%
Tax Advantaged Bond Fund Class B	8,139.137	5.09%
Money Market Fund Premier	98,766,093.085	81.90%
Money Market Fund Legacy B	198,711.131	97.86%
Money Market Fund Class A	83,771,676.930	87.43%
Money Market Fund Class B	226,513.161	85.19%
Money Market Fund Institutional	64,316,417.456	81.27%
LifePath Retirement Fund Premier	42,511,956.834	80.14%
LifePath Retirement Fund Legacy B	172,438.465	93.34%
LifePath Retirement Fund Class A	23,074,330.400	86.38%
LifePath Retirement Fund Class B	343,956.909	83.66%
LifePath Retirement Fund Institutional	7,043,340.640	87.76%
LifePath 2020 Fund Premier	56,396,486.938	83.58%
LifePath 2020 Fund Legacy B	486,953.149	96.12%
LifePath 2020 Fund Class A	47,646,609.912	89.66%
LifePath 2020 Fund Class B	1,020,953.518	91.38%
LifePath 2020 Fund Institutional	12,230,487.908	85.22%
LifePath 2030 Fund Premier	49,721,142.932	85.20%
LifePath 2030 Fund Legacy B	465,430.142	96.91%
LifePath 2030 Fund Class A	58,216,352.018	93.02%
LifePath 2030 Fund Class B	1,412,375.117	93.51%
LifePath 2030 Fund Institutional	15,798,138.978	88.33%
LifePath 2040 Fund Premier	23,651,908.735	85.66%
LifePath 2040 Fund Legacy B	439,510.307	97.93%

Fund	Shares Owned	Percentage of Fund Shares Outstanding
LifePath 2040 Fund Class A	47,424,576.425	94.26%
LifePath 2040 Fund Class B	1,412,784.279	95.62%
LifePath 2040 Fund Institutional	19,818,673.654	92.05%
LifePath 2050 Fund Premier	7,129,617.162	72.76%
LifePath 2050 Fund Class A	23,408,646.110	92.73%

The following table shows certain information for shareholders of the Trust who beneficially own more than 5% of a Class of the Fund’s outstanding shares as of April 2, 2018. As the owner of more than 25% of the outstanding shares of the share classes specified below, a shareholder is deemed to control the applicable share class. When shareholders are asked to vote on an issue at the share class level (such as when voting on a change to the Trust’s 12b-1 Plan for the share class), a controlling shareholder can significantly influence the outcome of the voting. A controlling shareholder also can take other shareholder actions permitted by the Trust’s Declaration of Trust and Bylaws, such as convening a shareholder meeting on an issue that impacts the specific share class.

(1) Title of Class of Shares	(2) Name and address of beneficial owner	(3) Amount of beneficial ownership (Shares)	(4) Percent of class
Small/Mid Cap Equity Fund— Premier	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	1,896,238.2310	18%
International Equity Fund— Premier	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	1,844,426.6780	37%
Small Cap Index Fund— Premier	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	2,075,447.6730	18%
International Index Fund— Premier	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	1,878,963.1520	20%
Equity and Bond Fund— Premier	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	1,398,835.5920	10%
Tax Advantaged Bond Fund—Premier	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	1,697,250.5260	5%
Equity Fund—Legacy Class B	Mary Ann Bowman—122 Woodhaven Dr, Schenectady, NY 12302-4818	20,857.1800	6%
Small/Mid Cap Equity Fund— Legacy Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	677,649.0100	81%
International Equity Fund— Legacy Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	837,018.3650	95%
Small Cap Index Fund— Legacy Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	1,201,581.1900	86%
International Index Fund— Legacy Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	977,823.4280	91%
Equity and Bond Fund— Legacy Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	1,522,368.1110	85%
Bond Fund—Legacy Class B	Khurshid Challa—44 Harbor View Dr, Sugar Land, TX 77479-5851	6,669.2350	5%
Tax Advantaged Bond Fund—Legacy Class B	Chuyeon Kwon Cohen—11301 Carrollwood Dr, Tampa, FL 33618-3703	649.8830	8%
Tax Advantaged Bond Fund—Legacy Class B	Richard B Polakoff & Robin W Polakoff— 10265 N Barnsley Dr, Parkland, FL 33076-4463	799.7730	10%
Tax Advantaged Bond Fund—Legacy Class B	Victor D Clevenger—17305 E 40th Ter S, Independence, MO 64055-3900	1,624.9670	21%

(1) Title of Class of Shares	(2) Name and address of beneficial owner	(3) Amount of beneficial ownership (Shares)	(4) Percent of class
Tax Advantaged Bond Fund—Legacy Class B	Fannie M Holland—102 Jason Dr, Monroe, LA 71202-7206	585.0770	7%
Tax Advantaged Bond Fund—Legacy Class B	Roland Duus and Bettie Duus— 20767 US Highway 283, Gouldbusk, TX 76845-3320	458.2130	6%
Tax Advantaged Bond Fund—Legacy Class B	Lionel Gonzalez—3116 W Burke St, Tampa, FL 33614-5911	423.7510	5%
Tax Advantaged Bond Fund—Legacy Class B	Maureen D Cangialosi—14 Hubbard Ave, Freeport, NY 11520-6249	393.4940	5%
Tax Advantaged Bond Fund—Legacy Class B	Marina Lutteroty—148 Billingsley Dr, Chalfont, PA 18914-3549	543.2780	7%
Tax Advantaged Bond Fund—Legacy Class B	Michael Dotson—30087 Carriage Loop Dr, Evergreen, CO 80439-8535	393.2380	5%
Money Market Fund— Legacy Class B	Loren T Schweinsberg—1100 Salzburg Rd, Auburn, MI 48611-9541	49,944.6100	24%
Money Market Fund— Legacy Class B	Kathy Kegley—202 Williams St, Fredericktown, MO 63645-1318	21,989.5000	10%
Money Market Fund—Legacy Class B	Linda Rheinberger—10905 Iris Canyon Ln, Las Vegas, NV 89135-1719	17,553.0300	8%
Money Market Fund—Legacy Class B	Eric G Young—1077 Western Ave, Green Bay, WI 54303-1852	14,583.0410	7%
Money Market Fund—Legacy Class B	Beatriz Cabrera—1061 W 46th St, Hialeah, FL 33012-3312	10,154.1500	5%
Equity Fund— Institutional Class	State Farm Mutual Fund Trust—1 State Farm Plaza, Bloomington, IL 61701-0001	21,355,359.9760	75%
Small/Mid Cap Equity Fund—Institutional Class	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	265,176.1520	6%
Bond Fund— Institutional Class	State Farm Mutual Fund Trust—1 State Farm Plaza, Bloomington, IL 61701-0001	14,300,193.7730	56%
Bond Fund— Institutional Class	State Farm College Savings Plan—PO Box 173865, Denver, CO 80217-3865	5,464,956.2970	21%
International Equity— Institutional Class	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	339,326.5880	17%
International Index Fund— Institutional Class	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	329,005.4380	7%
Equity Fund— Class R-1	JAR Consulting LLC—17015 Ridgel Rd, Tickfaw, LA 70466-2705	18,976.0150	7%
Equity Fund— Class R-1	John Heinz—2500 W Higgins Rd STE 1135, Hoffman Estates, IL 60169-7239	15,716.5150	6%
Equity Fund— Class R-1	Divison Street Dental Group 401(K)—868 Auto Center Drive, Suite D, Palmdale, CA 93551-4690	11,935.5910	5%
Small/Mid Cap Equity Fund— Class R-1	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	113,765.6430	37%
Small/Mid Cap Equity Fund— Class R-1	JAR Consulting LLC—17015 Ridgel Rd, Tickfaw, LA 70466-2705	16,276.5580	5%
International Equity Fund— Class R-1	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	120,192.3080	56%
Small Cap Index Fund— Class R-1	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	82,440.2310	38%
International Index Fund— Class R-1	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	110,253.5830	44%

(1) Title of Class of Shares	(2) Name and address of beneficial owner	(3) Amount of beneficial ownership (Shares)	(4) Percent of class
Equity and Bond Fund— Class R-1	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	109,529.0250	38%
Equity and Bond Fund— Class R-1	Samson R. Buck Attorney at Law PLLC—PO Box 1568, Ardmore, OK 73402-1568	26,403.9800	9%
Equity and Bond Fund— Class R-1	Loscomb Custom Homes Retirement—2000 Teall Ave, Syracuse, NY 13206-1551	18,377.3960	6%
Equity and Bond Fund— Class R-1	Eduardo Espiridion—11015 Sani Ln, Hagerstown, MD 21742-4034	18,251.0370	6%
Bond Fund— Class R-1	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	94,250.7070	31%
Bond Fund— Class R-1	Reger Physical Therapy Retirement—510 West Tudor Road STE 10, Anchorage, AK 99503-6649	18,770.7990	6%
Money Market Fund— Class R-1	Ratner Individual Retirement Plan—2935 Montessouri St, Las Vegas, NV 89117-3151	283,576.8000	7%
Money Market Fund— Class R-1	Chipman & Chipman LLC—PO Box 7046, Audubon, PA 19407-7046	222,153.8800	5%
LifePath Retirement Fund— Class R-1	Lafferty Placement Services 401K—1980 Lewis Rd, South Wales, NY 14139-9795	24,056.9980	5%
LifePath 2050 Fund— Class R-1	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	100,000.0000	11%
Small/Mid Cap Equity Fund— Class A	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	881,057.2690	11%
International Equity Fund— Class A	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	843,170.3200	27%
Small Cap Index Fund— Class A	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	664,010.6240	7%
International Index Fund— Class A	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	766,871.1660	12%
Equity and Bond Fund— Class A	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	1,001,001.0010	9%
Small/Mid Cap Equity Fund— Class R-2	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	113,765.6430	12%
International Equity Fund— Class R-2	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	120,192.3080	24%
International Equity Fund— Class R-2	Maralex Resources, Inc.—775 Goddard Avenue, PO Box 338, Ignacio, CO 81137-0338	39,526.0330	8%
S&P 500 Index Fund— Class R-2	Damon & Damon, D D S—4407 N. Division, Suite 722, Spokane, WA 99207-1613	69,791.9320	5%
Small Cap Index Fund— Class R-2	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	82,440.2310	15%
International Index Fund— Class R-2	State Farm Auto Company— 1 State Farm Plaza, Bloomington, IL 61710-0001	110,253.5830	16%
International Index Fund— Class R-2	Damon & Damon, D D S—4407 N. Division, Suite 722, Spokane, WA 99207-1613	50,244.1470	7%
Equity and Bond Fund— Class R-2	State Farm Auto Company— 1 State Farm Plaza, Bloomington, IL 61710-0001	109,529.0250	16%
Equity and Bond Fund— Class R-2	RBS Subways Inc.—30569 State Highway 27, Wauzeka, WI 53826-8711	91,384.2140	13%

(1) Title of Class of Shares	(2) Name and address of beneficial owner	(3) Amount of beneficial ownership (Shares)	(4) Percent of class
Equity and Bond Fund— Class R-2	Devore Dermatology, PA Section 401—490 Floyd Road, Spartanburg, SC 29307-1518	64,273.7340	9%
Equity and Bond Fund— Class R-2	J Briggs Retirement Plan—2099 Shrider Rd, Colorado Springs, CO 80920-3506	42,673.2590	6%
Bond Fund— Class R-2	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	94,250.7070	10%
Bond Fund— Class R-2	Bob’s U-Save Pharmacy—2759 33rd Avenue, Columbus, NE 68601-2327	46,156.9990	5%
Bond Fund— Class R-2	R & P, Inc. 401(K)—475 W. Broadway, P.O. Box 2846, Jackson, WY 83001-2846	49,044.2000	5%
Money Markey Fund— Class R-2	Natural Fruit Corporation—770 West 20th Street, Hialeah, FL 33010-2430	1,331,995.4200	10%
Money Market Fund— Class R-2	Pallet Express, Inc. 401(K) Plan—2906 William Penn Highway, Suite 503, Easton, PA 18045-5282	1,066,829.0400	8%
Money Market Fund— Class R-2	Jordan Tax Service, Inc. 401(K)—102 Rahway Rd, Mcmurray, PA 15317-3349	842,446.1000	6%
LifePath Retirement Fund— Class R-2	Kirby and Kirby—2614 Artesia Blvd, Redondo Beach, CA 90278-3312	138,336.0820	8%
LifePath 2050 Fund— Class R-2	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	100,000.0000	6%
Equity Fund— Class R-3	Thomas & Muller Systems—80 Gravel Pike, Red Hill, PA 18076-1423	31,780.1550	15%
Equity Fund— Class R-3	Wolf & Fox, P.C.—1200 Pennsylvania NE, Albuquerque, NM 87110-7400	16,960.6470	8%
Equity Fund— Class R-3	Michael A Herbig Ind K—315 Calle Del Norte Ste 103, Laredo, TX 78041-5960	10,502.2850	5%
Equity Fund— Class R-3	Richard Royalty IK—2708 Knob Hill Dr, Evansville, IN 47711-2114	31,065.1710	15%
Equity Fund— Class R-3	Ver Hage of Holland, INC.—343 East 8th St, Holland, MI 49423-3787	15,511.5500	7%
Equity Fund— Class R-3	The Women’s Clinic of New Albany—460 West Bankhead Street, New Albany, MS 38652-3319	41,511.1410	20%
Small/Mid Cap Equity Fund— Class R-3	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	113,765.6430	50%
Small/Mid Cap Equity Fund— Class R-3	Jim Spachman Agency—2104 Crimson Ln., Bloomington, IL 61704-2741	25,331.9590	11%
Small/Mid Cap Equity Fund— Class R-3	Richard Royalty IK—2708 Knob Hill Dr, Evansville, IN 47711-2114	18,105.6830	8%
Small/Mid Cap Equity Fund— Class R-3	Wolf & Fox, P.C.—1200 Pennsylvania NE, Albuquerque, NM 87110-7400	14,847.5300	6%
International Equity Fund— Class R-3	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	120,192.3080	55%
International Equity Fund— Class R-3	Jim Spachman Agency—2104 Crimson Ln, Bloomington, IL 61704-2741	10,952.2610	5%
International Equity Fund— Class R-3	The Women’s Clinic of New Albany—460 West Bankhead Street, New Albany, MS 38652-3319	34,211.8270	15%

(1) Title of Class of Shares	(2) Name and address of beneficial owner	(3) Amount of beneficial ownership (Shares)	(4) Percent of class
S&P 500 Index Fund— Class R-3	Greenspace Construction Services L—5910 Landerbrook Dr., Suite 150, Cleveland, OH 44124-6500	13,666.1120	5%
S&P 500 Index Fund— Class R-3	Sun Construction & Design Services—1232 Boston Ave., Longmont, CO 80501-5810	27,112.9330	11%
S & P 500 Index Fund— Class R-3	Insight Safe Harbor 401(K)—11105 Brookline Drive, Fairfax, VA 22030-4539	15,390.0120	6%
S & P 500 Index Fund— Class R-3	RSI 401K—543 Main Street, Kiowa, KS 67070-1405	12,171.8140	5%
S & P 500 Index Fund— Class R-3	The Women’s Clinic of New Albany—460 West Bankhead Street, New Albany, MS 38652-3319	22,589.4830	9%
S&P 500 Index Fund— Class R-3	Ver Hage of Holland, INC.—343 East 8th St, Holland, MI 49423-3787	19,011.0850	7%
S&P 500 Index Fund— Class R-3	Manny Miranda Agency INC—11205 S Dixie Hwy STE 220, Miami, FL 33156-4447	16,305.1990	6%
Small Cap Index Fund— Class R-3	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	82,440.2310	55%
Small Cap Index Fund— Class R-3	Jim Spachman Agency—2104 Crimson Ln., Bloomington, IL 61704-2741	18,085.1970	12%
Small Cap Index Fund— Class R-3	Ver Hage of Holland, INC.—343 East 8th St, Holland, MI 49423-3787	11,475.2500	7%
International Index Fund— Class R-3	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	110,253.5830	50%
International Index Fund— Class R-3	RSI 401K—543 Main St., Kiowa, KS 67070-1405	11,626.2930	5%
International Index Fund— Class R-3	Jim Spachman Agency—2104 Crimson Ln., Bloomington, IL 61704-2741	14,531.5810	6%
International Index Fund— Class R-3	Ver Hage of Holland, INC.—343 East 8th St, Holland, MI 49423-3787	11,158.8250	5%
International Index Fund— Class R-3	The Women’s Clinic of New Albany—460 West Bankhead Street, New Albany, MS 38652-3319	34,368.2250	15%
Equity and Bond Fund— Class R-3	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	109,529.0250	66%
Equity and Bond Fund— Class R-3	Suzette De Salvo—5217 Harlem Ave, Chicago, IL 60656-1803	14,489.6690	8%
Bond Fund— Class R-3	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	94,250.7070	58%
Bond Fund— Class R-3	Mosebach Funt, Dayton, & Duckworth—2045 Westgate Drive #404, Bethlehem, PA 18017-7476	17,158.5420	10%
Bond Fund— Class R-3	Ver Hage of Holland, INC.—343 East 8th St, Holland, MI 49423-3787	9,556.9620	5%
Money Market Fund— Class R-3	Sample Express, Inc—1101 O.G. Skinner Drive, Westpoint, GA 31833-2745	228,103.5700	12%
Money Market Fund— Class R-3	The Women’s Clinic of New Albany—460 West Bankhead Street, New Albany, MS 38652-3319	420,059.0500	22%
Money Market Fund— Class R-3	Kapsi—315 East Broadway, Norton Health Care Pavilion, Louisville, KY 40202-3700	257,575.0500	14%
Money Market Fund— Class R-3	Corporate Dining Inc—1645 W. Hamlin Rd., Rochester Hls, MI 48309-3312	201,396.6200	10%
Money Market Fund— Class R-3	Insight Safe Harbor 401K—11105 Brookline Dr., Fairfax, VA 22030-4539	184,225.3900	10%

(1) Title of Class of Shares	(2) Name and address of beneficial owner	(3) Amount of beneficial ownership (Shares)	(4) Percent of class
Money Market Fund— Class R-3	Oliver—211 Riverside Ct., Greer, SC 29650-4508	107,499.0800	5%
LifePath Retirement Fund— Class R-3	Mosebach Funt, Dayton, & Duckworth—2045 Westgate Drive #404, Bethlehem, PA 18017-7476	45,331.5870	32%
LifePath Retirement Fund— Class R-3	Thomas & Muller Systems—80 Gravel Pike, Red Hill, PA 18076-1423	19,609.1910	13%
LifePath Retirement Fund— Class R-3	Dewayne Trichell State Farm Agent—202 N. Walton Suite 10, Bentonville, AR 72712-5158	20,499.4520	14%
LifePath Retirement Fund— Class R-3	Don M. Brown State Farm Agency—755 12th Street, Fortuna, CA 95540-2103	11,877.7590	8%
LifePath 2020 Fund— Class R-3	Suzette De Salvo—5217 Harlem Ave, Chicago, IL 60656-1803	19,714.9070	8%
LifePath 2020 Fund— Class R-3	Sun Construction & Design Services—1232 Boston Ave., Longmont, CO 80501-5810	16,527.0860	7%
LifePath 2020 Fund— Class R-3	Mary M. Andrews—315 West Genesee St, Auburn, NY 13021-3148	29,071.5010	13%
LifePath 2020 Fund— Class R-3	RSI 401K—543 Main St., Kiowa, KS 67070-1405	28,509.1350	12%
LifePath 2020 Fund— Class R-3	Jim Spachman Agency—2104 Crimson Ln., Bloomington, IL 61704-2741	15,696.3680	7%
LifePath 2020 Fund— Class R-3	Griffin Consulting Retirement Plan—803 Electra, Lakeway, TX 78734-4213	15,024.1420	6%
LifePath 2020 Fund— Class R-3	Deborah Bennett 401K—103 Draper Dr, Rehoboth BCH, DE 19971-1920	13,269.5290	5%
LifePath 2020 Fund— Class R-3	Dewayne Trichell State Farm Agent—202 N. Walton Suite 10, Bentonville, AR 72712-5158	11,505.7070	5%
LifePath 2030 Fund— Class R-3	Alternative Home Care & Staffing—7759 Montgomery Rd, Ste 8, Cincinnati, OH 45236-4201	25,853.6730	7%
LifePath 2030 Fund— Class R-3	Sun Construction & Design Services—1232 Boston Ave., Longmont, CO 80501-5810	22,954.6610	7%
LifePath 2030 Fund— Class R-3	Greenspace Construction Services L—5910 Landerbrook Dr., Suite 150, Cleveland, OH 44124-6500	48,248.9950	14%
LifePath 2030 Fund— Class R-3	Gary Laforest—15616 N 10th Pl., Phoenix, AZ 85022-3524	18,305.7620	5%
LifePath 2030 Fund— Class R-3	Urgent Care/Dean Dentistry 401(K)—2404 US Highway 19, Holiday, FL 34691-3943	17,175.8820	5%
LifePath 2040 Fund— Class R-3	Jim Spachman Agency—2104 Crimson Ln., Bloomington, IL 61704-2741	56,304.7410	12%
LifePath 2040 Fund— Class R-3	Mulvaney Rehab Services, Ltd—1007 S. 42nd St, Suite 5, Mt. Vernon, IL 62864-6217	52,136.8550	11%
LifePath 2040 Fund— Class R-3	MS Companies Retirement Plan—6610 North Shadeland Ave, Indianapolis, IN 46220-4392	50,385.7670	11%
Small/Mid Cap Equity Fund— Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	881,057.2690	86%
International Equity Fund— Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	843,170.3200	95%
Small Cap Index Fund— Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	664,010.6240	85%

(1) Title of Class of Shares	(2) Name and address of beneficial owner	(3) Amount of beneficial ownership (Shares)	(4) Percent of class
International Index Fund— Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	766,871.1660	90%
Equity and Bond Fund— Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	1,001,001.0010	82%
Bond Fund— Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	494,559.8420	61%
Money Market Fund— Class B	Alice Schuster—38485 Manchester St, Clinton Twp, MI 48036-3230	14,867.4920	5%
Money Market Fund— Class B	Kelly Batka—12860 N 86th LN, Peoria, AZ 85381-8140	20,721.5300	7%
Money Market Fund— Class B	Larry G Smith—215 Shawnee Run Rd, Dry Ridge, KY 41035-7809	16,268.5200	6%
Money Market Fund— Class B	Debra Dery—145 Crest Dr, MT Carmel, TN 37645-3821	18,056.3200	6%
Money Market Fund— Class B	Maureen L Wickwire-Wissick—3315 Giffords Church Rd, Duanesburg, NY 12056-3907	20,250.5700	7%
Money Market Fund— Class B	Morgan Maddes—1809 Donkey Ave. North Port, FL 34288-5500	15,404.0100	5%

Trustees and officers of the Trust, as a group, do not own more than 1% of a share class of any Fund.

POTENTIAL CONFLICTS OF INTEREST RELATED TO BFA AS SUB-ADVISER TO THE EQUITY INDEX FUNDS

AND THE LIFEPATH FUNDS

The PNC Financial Services Group, Inc. (“PNC”), has a significant economic interest in BlackRock, Inc., the parent of BFA, the sub-adviser to the Equity Index Funds and the LifePath Funds, each such fund referred to for purposes of this section of the SAI as a “Sub-Advised Fund” and such funds together referred to for purposes of this section of the SAI as the “Sub-Advised Funds.” PNC is considered to be an affiliate of BlackRock, Inc., under the Investment Company Act of 1940. Certain activities of BlackRock Advisors, LLC, BlackRock, Inc. and their affiliates (collectively, “BlackRock”) and PNC and its affiliates (collectively, “PNC” and together with BlackRock, “Affiliates”) with respect to the Sub-Advised Funds and/or other accounts managed by BlackRock or PNC, may give rise to actual or perceived conflicts of interest such as those described below. The discussion below regarding potential conflicts of interest relates not only to BFA’s management or sub-advising Sub-Advised Funds but also to BFA’s management of the Underlying Funds in which the LifePath Funds invest.

BlackRock is one of the world’s largest asset management firms. PNC is a diversified financial services organization spanning the retail, business and corporate markets. BlackRock and PNC are affiliates of one another under the Investment Company Act of 1940. BlackRock, PNC and their respective affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a Sub-Advised Fund, are engaged worldwide in businesses, including equity, fixed income, cash management and alternative investments, and have interests other than that of managing the Sub-Advised Funds. These are considerations of which investors in a Sub-Advised Fund should be aware, and which may cause conflicts of interest that could disadvantage one or more Sub-Advised Funds and its/their shareholders. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by a Sub-Advised Fund.

BlackRock and its Affiliates have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of the Sub-Advised Funds and/or that engage in transactions in the same types of securities, currencies and instruments as a Sub-Advised Fund. One or more Affiliates are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Sub-Advised Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Sub-Advised Fund invests, which could have an adverse impact on a Sub-Advised Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of the Sub-Advised Funds’ transactions and thus at prices or rates that may be more or less favorable than those obtained by the Sub-Advised Funds.

When BlackRock and its Affiliates seek to purchase or sell the same assets for their managed accounts, including the Sub-Advised Funds, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Sub-Advised Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock or its Affiliates may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Sub-Advised Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a Sub-Advised Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock or its Affiliates implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Sub-Advised Fund, market impact, liquidity constraints, or other factors could result in a Sub-Advised Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or a Sub-Advised Fund could otherwise be disadvantaged. BlackRock or its Affiliates may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Sub-Advised Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Conflicts may also arise because portfolio decisions regarding the Sub-Advised Funds may benefit other accounts managed by BlackRock or its Affiliates. For example, the sale of a long position or establishment of a short position by a Sub-Advised Fund may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or their other accounts, and the purchase of a security or covering of a short position in a security by a Sub-Advised Fund may increase the price of the same security held by (and therefore benefit) one or more Affiliates or their other accounts.

BlackRock and its Affiliates and their clients may pursue or enforce rights with respect to an issuer in which a Sub-Advised Fund has invested, and those activities may have an adverse effect on the Sub-Advised Fund. As a result, prices, availability, liquidity and terms of a Sub-Advised Fund’s investments may be negatively impacted by the activities of BlackRock or its Affiliates or their clients, and transactions for a Sub-Advised Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of a Sub-Advised Fund’s investment activities may differ significantly from the results achieved by BlackRock and its Affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliate-managed accounts and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Sub-Advised Fund. Moreover, it is possible that a Sub-Advised Fund will sustain losses during periods in which one or more Affiliate-managed accounts achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for a Sub-Advised Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, a Sub-Advised Fund’s activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when BlackRock, and/or one or more Affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock and/or one or more Affiliates are performing services or when position limits have been reached.

In connection with its sub-advising the Sub-Advised Funds, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Sub-Advised Fund in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Sub-Advised Fund and it is not anticipated that BlackRock will have access to such information for the purpose of sub-advising a Sub-Advised Fund. The proprietary activities or portfolio strategies of BlackRock and its Affiliates or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by BlackRock in sub-advising the Sub-Advised Funds.

In addition, certain principals and certain employees of BlackRock are also principals or employees of another Affiliate. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in a Sub-Advised Fund should be aware.

BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Sub-Advised Fund in which customers of BlackRock or its Affiliates, or, to the extent permitted by the SEC, BlackRock or another Affiliate, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Sub-Advised Fund, and such party may have no incentive to assure that the Sub-Advised Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Sub-Advised Fund may enhance the profitability of BlackRock or its Affiliates. One or more Affiliates may also create, write or issue derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which a Sub-Advised Fund invests or which may be based on the performance of a Sub-Advised Fund. The Sub-Advised Funds may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates and may also enter into transactions with other clients of an Affiliate where such other clients have interests adverse to those of the Sub-Advised Funds.

At times, these activities may cause departments of BlackRock or its Affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of a Sub-Advised Fund. To the extent affiliated transactions are permitted, a Sub-Advised Fund will deal with BlackRock and its Affiliates on an arms-length basis. BlackRock or its Affiliates may also have an ownership interest in certain trading or information systems used by a Sub-Advised Fund. A Sub-Advised Fund’s use of such trading or information systems may enhance the profitability of BlackRock and its Affiliates.

One or more Affiliates may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Sub-Advised Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate will be in its view commercially reasonable, although each Affiliate, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate and such sales personnel.

Subject to applicable law, the Affiliates (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Sub-Advised Funds as broker, dealer, agent, lender, adviser or in other commercial capacities and no accounting to the Sub-Advised Funds or their shareholders will be required, and no fees or other compensation payable by the Sub-Advised Funds or their shareholders will be reduced by reason of receipt by an Affiliate of any such fees or other amounts.

When an Affiliate acts as broker, dealer, agent, adviser or in other commercial capacities in relation to a Sub-Advised Fund, the Affiliate may take commercial steps in its own interests, which may have an adverse effect on the Sub-Advised Fund. A Sub-Advised Fund will be required to establish business relationships with its counterparties based on the Sub-Advised Fund’s own credit standing. Neither BlackRock nor any of the Affiliates will have any obligation to allow their credit to be used in connection with a Sub-Advised Fund’s establishment of its business relationships, nor is it expected that a Sub-Advised Fund’s counterparties will rely on the credit of BlackRock or any of the Affiliates in evaluating the Sub-Advised Fund’s creditworthiness.

Purchases and sales of securities for a Sub-Advised Fund may be bunched or aggregated with orders for other BlackRock client accounts. BlackRock and its Affiliates, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Sub-Advised Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Sub-Advised Funds. In addition, under certain circumstances, the Sub-Advised Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BlackRock may select brokers (including, without limitation, Affiliates) that furnish BlackRock, the Sub-Advised Funds, other BlackRock client accounts or other Affiliates or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Sub-Advised Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Sub-Advised Funds based on the amount of brokerage commissions paid by the Sub-Advised Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Sub-Advised Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.

BlackRock may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock also may enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer, including, where permitted, an Affiliate, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

BlackRock may utilize certain electronic crossing networks (“ECNs”) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Sub-Advised Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. This would have the effect of reducing the access fees paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Sub-Advised Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock and/or its Affiliates, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies.”

It is also possible that, from time to time, BlackRock or its Affiliates may, although they are not required to, purchase and hold shares of a Sub-Advised Fund. Increasing a Sub-Advised Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Sub-Advised Fund’s expense ratio. BlackRock and its Affiliates reserve the right to redeem at any time some or all of the shares of the Sub-Advised Fund acquired for their own accounts. A large redemption of shares of a Sub-Advised Fund by BlackRock or its Affiliates could significantly reduce the asset size of the Sub-Advised Fund, which might have an adverse effect on the Sub-Advised Fund’s investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on the Sub-Advised Fund and other shareholders in deciding whether to redeem its shares.

It is possible that a Sub-Advised Fund may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock or its Affiliates has significant debt or equity investments or in which an Affiliate makes a market. A Sub-Advised Fund also may invest in securities of companies to which an Affiliate provides or may someday provide research coverage. Such investments could cause conflicts between the interests of the Sub-Advised Fund and the interests of other clients of BlackRock or its Affiliates. In making investment decisions for a Sub-Advised Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock in the course of these activities. In addition, from time to time, the activities of an Affiliate may limit a Sub-Advised Fund’s flexibility in purchases and sales of securities. When an Affiliate is engaged in an underwriting or other distribution of securities of an entity, BlackRock may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Sub-Advised Fund. As indicated below, BlackRock or its Affiliates may engage in transactions with companies in which BlackRock-advised funds or other clients have an investment.

BlackRock and Ace Limited (“ACE”), a public company whose securities are held by BlackRock-advised funds and other accounts, partially funded the creation of a re-insurance company (“Re Co”) pursuant to which each has approximately a 9.9% ownership interest and each has representation on the board of directors. Certain employees and executives of BlackRock will also have less than one-half of 1% ownership interest in Re Co. Blackrock will manage the investment portfolio of Re Co, which will be held in a wholly-owned subsidiary. Re Co will participate as a reinsurer with reinsurance contracts underwritten by subsidiaries of ACE. An independent director for certain

BlackRock-advised funds also serves as an independent director of ACE and has no interest or involvement in the Re Co transaction.

BlackRock and its Affiliates, their personnel and other financial service providers have interests in promoting sales of the Sub-Advised Funds. With respect to BlackRock and its Affiliates and their personnel, the remuneration and profitability relating to services to and sales of the Sub-Advised Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its Affiliates and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Sub-Advised Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock or its Affiliates and such personnel resulting from transactions on behalf of or management of the Sub-Advised Funds may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock and its Affiliates and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to its Affiliate, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock or its Affiliates and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

BlackRock and its Affiliates may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for their clients’ accounts may differ from the valuations for the same securities or investments assigned by the a Sub-Advised Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to a Sub-Advised Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Sub-Advised Fund’s pricing vendors and/or fund accountants, there may be instances where the Sub-Advised Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.

As disclosed in more detail in “Determination of Net Asset Value” in this Statement of Additional Information, when market quotations are not readily available or are believed by BlackRock to be unreliable, a Sub-Advised Fund’s investments may be valued at fair value by BlackRock, pursuant to procedures adopted by the Sub-Advised Funds’ Board of Trustees. When determining an asset’s “fair value,” BlackRock seeks to determine the price that a Sub-Advised Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what a Sub-Advised Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Sub-Advised Fund’s net asset value. As a result, a Sub-Advised Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BlackRock (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

To the extent permitted by applicable law, a Sub-Advised Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Sub-Advised Fund, to the extent permitted by the Investment Company Act, may pay its share of expenses of a money market fund in which it invests, which may result in the Sub-Advised Fund bearing some additional expenses.

BlackRock and its Affiliates and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a Sub-Advised Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and Affiliates of BlackRock that are the same, different from or made at different times than positions taken for a Sub-Advised Fund. To lessen the possibility that a Sub-Advised Fund will be adversely affected by this personal trading, the Sub-Advised Funds, and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding portfolio transactions by these entities. Each Code of Ethics can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. Each Code of Ethics is also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102.

BlackRock and its Affiliates will not purchase securities or other property from, or sell securities or other property to, a Sub-Advised Fund, except that a Sub-Advised Fund may in accordance with rules adopted under the Investment Company Act engage in transactions with accounts that are affiliated with a Sub-Advised Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Sub-Advised Funds and/or BlackRock by the Commission. These transactions would be affected in circumstances in which BlackRock determined that it would be appropriate for a Sub-Advised Fund to purchase and another client of BlackRock to sell, or a Sub-Advised Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Sub-Advised Fund may be restricted because of regulatory requirements applicable to BlackRock or its Affiliates and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate is performing investment banking, market making or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Sub-Advised Funds may be prohibited from or limited in purchasing or selling securities of that company. In addition, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of a Sub-Advised Fund, particularly where such services result in BlackRock obtaining material non-public information about the company. Similar situations could arise if personnel of BlackRock or its Affiliates serve as directors of companies the securities of which a Sub-Advised Fund wishes to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), a Sub-Advised Fund may purchase securities or instruments that are issued by such companies, are the subject of an underwriting, distribution, or advisory assignment by an Affiliate or are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock or its Affiliates are directors or officers of the issuer.

In certain circumstances where a Sub-Advised Fund invests in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, or are subject to corporate or regulatory ownership definitions, there may be limits on the aggregate amount invested by Affiliates (including BlackRock) for their proprietary accounts and for client accounts (including the Sub-Advised Funds) that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause Blackrock or a Sub-Advised Fund or other client account to suffer disadvantages or business restrictions. As a result, BlackRock on behalf of its clients (including the Sub-Advised Funds) may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when Blackrock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.

In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to allocate limited investment opportunities equitably among clients (including the Sub-Advised Funds), taking into consideration benchmark weight and investment strategy. When ownership in certain securities nears an applicable threshold, BlackRock may limit purchases in such securities to the issuer’s weightings in the applicable benchmark used by BlackRock to manage a Sub-Advised Fund. If a client’s (including a Sub-Advised Fund’s) holdings of an issuer exceed an applicable threshold and Blackrock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to sell down these positions to meet the applicable limitations. In these cases, benchmark overweight positions will be sold prior to benchmark positions being reduced to meet applicable limitations.

In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of the client or BlackRock’s intended strategy with respect to such security or asset.

BlackRock and its Affiliates may maintain securities indices as part of their product offerings. Index based funds seek to track the performance of securities indices and may use the name of the index in the fund name. Index providers, including BlackRock and its Affiliates, may be paid licensing fees for use of their index or index name. BlackRock and its Affiliates will not be obligated to license their indices to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with BlackRock and its Affiliates will be as favorable as those terms offered to other index licensees.

BlackRock and its Affiliates may serve as Authorized Participants in the creation and redemption of exchange traded funds, including funds advised by affiliates of BlackRock. BlackRock and its Affiliates may therefore be deemed to be participants in a distribution of such exchange traded funds, which could render them statutory underwriters.

Present and future activities of BlackRock and its Affiliates, including BlackRock Advisors, LLC, in addition to those described in this section, may give rise to additional conflicts of interest.

VOTING RIGHTS

Each share (including fractional shares) is entitled to one vote for each dollar of NAV represented by that share on all matters to which the holder of that share is entitled to vote. Only shares representing interests in a particular Fund will be entitled to vote on matters affecting only that Fund. The shares do not have cumulative voting rights. Accordingly, owners having shares representing more than 50% of the assets of the Trust voting for the election of Trustees could elect all of the Trustees of the Trust if they choose to do so, and in such event, shareowners having voting interests in the remaining shares would not be able to elect any Trustees.

Matters requiring separate shareholder voting by a Fund shall have been effectively acted upon with respect to any Fund if a majority of the outstanding voting interests of that Fund vote for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting interests of any other Fund; or (2) the matter has not been approved by a majority of the outstanding voting interests of the Trust.

FINANCIAL STATEMENTS

The audited financial statements for the Trust for the fiscal year ended December 31, 2017, are incorporated herein by reference from the Trust’s annual report to shareholders.

APPENDIX A

DESCRIPTION OF BOND RATINGS

A rating of a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Manager believes that the quality of debt securities in which a Fund invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings used by Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Corporation (“S&P”).

RATINGS BY MOODY’S

Aaa—Bonds rated Aaa are judged to be the best quality, with minimal credit risk. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes are not likely to impair the fundamentally strong position of such bonds.

Aa—Bonds rated Aa are judged to be high quality by all standards and are subject to very low credit risk. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa bonds.

A—Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations and are subject to low credit risk. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa—Bonds rated Baa are considered as medium grade obligations and are subject to moderate credit risk. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba—Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risk. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B—Bonds rated B are considered speculative and are subject to high credit risk. They generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds rated Caa are of poor standing and are subject to very high credit risk. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

Ca—Bonds rated Ca represent obligations which are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest. Such bonds are often in default or have other marked shortcomings.

C—Bonds rated C are the lowest rated class of bonds and are typically in default. Bonds rated C can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. The designation “Con.” followed by a rating indicated bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1, and B 1.

MUNICIPAL NOTES:

Moody’s employs the following three rating categories for short-term municipal obligations that are considered investment grade:

MIG 1. This designation denotes superior credit quality. There is present excellent protection by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes acceptable credit quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well-established.

COMMERCIAL PAPER:

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1 Highest Quality

Prime-2 Higher Quality

Prime-3 High Quality

If an issuer represents to Moody’s that its commercial paper obligations are supported by the credit of another entity or entities, Moody’s, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

S&P RATINGS

AAA—Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

AA—Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

A—Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB—Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

BB—B—CCC—CC—Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C—The rating C is reserved for income bonds on which obligations are currently highly vulnerable to nonpayment.

D—An obligation rated D is in payment default.

In order to provide more detailed indications of credit quality, most of the S&P’s bond letter ratings described above from AA to CCC may be modified by the addition of a plus or a minus sign to show relative standing within the rating category.

Provisional Ratings. The letters “pr” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon the failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1.    Notes rated SP-1 have very strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated SP-1+.

SP-2.    Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

—	Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

—	Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

COMMERCIAL PAPER:

S&P’s short-term ratings are used to evaluate commercial paper.

A.    Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2 and 3 to indicate the relative degree of safety.

A-1.    This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+.

APPENDIX B

SFIM’s Proxy Voting Policies

State Farm Investment Management Corp.

Proxy Voting Policies and Procedures

I. Introduction

State Farm Investment Management Corp. (“SFIMC”) has adopted and implemented these Proxy Voting Policies and Procedures to reasonably ensure that proxies are voted in the best interest of SFIMC’s clients, in accordance with SFIMC’s fiduciary duties and in accordance with applicable SEC Rules under the Investment Adviser Act of 1940.

SFIMC is the investment adviser for the State Farm Variable Product Trust (the “VP Trust”), the State Farm Mutual Fund Trust (the “Mutual Fund Trust”) and the State Farm Associates’ Funds Trust (the “Associates’ Trust”) (collectively the “Trusts”), each of which has multiple series (“Funds”). As set forth below, SFIMC has retained under its supervision and direction sub-advisers to manage certain Funds of the VP Trust and the Mutual Fund Trust.

SFIMC and its sub-advisers vote the proxies of securities held by certain Funds with the intention of promoting the greatest long-term shareholder value consistent with governing laws and the investment policies of each Fund.

II. State Farm Variable Product Trust

A.	Large Cap Equity Index Fund, Small Cap Equity Index Fund and International Equity Index Fund

SFIMC has retained BlackRock Fund Advisors, Inc. (“BlackRock”) as sub-adviser to manage, under SFIMC’s supervision and direction, the Large Cap Equity Index Fund, the Small Cap Equity Index Fund and the International Equity Index Fund series of the VP Trust and to vote the proxies of securities held by those Funds.

Pursuant to its Proxy Voting Guidelines, BlackRock votes proxies solely in the best economic interests of its clients. BlackRock’s Proxy Voting Guidelines set forth specific issues on which votes will be made on a case by case basis, or which are generally approved or opposed. BlackRock generally supports measures which encourage boards of directors to fulfill their primary responsibility to represent the economic interests of shareholders and views independent boards as a key protection for shareholder value. BlackRock also generally supports proposals that promote auditor independence and foster good corporate governance. BlackRock’s Proxy Voting Guidelines include policies and procedures to address any conflicts of interest that may arise and to prevent any relationship from giving rise to a conflict of interest or influencing BlackRock’s independent business judgment on how to vote on specific proxy issues. In certain instances, BlackRock may engage an independent fiduciary to vote proxies as a further safeguard to avoid the influence of a potential conflict of interest.

SFIMC has reviewed and approved BlackRock’s Proxy Voting Guidelines and shall continually review any amendments to those guidelines, which shall be utilized with respect to the Large Cap Equity Index Fund, the Small Cap Equity Index Fund and the International Equity Index Fund series of the VP Trust.

B.	Large Cap Equity Fund

SFIMC has retained Westwood Management Corp. (“Westwood”) and Bridgeway Capital Management, Inc. (“Bridgeway”) as its sub-advisers to manage, under SFIMC’s supervision and direction the Large Cap Equity Fund series of the VP Trust and to vote proxies of securities held by the Fund that they manage.

Pursuant to its Proxy Voting Guidelines, Westwood votes proxies solely in the best economic interests of its clients. Westwood has engaged Broadridge for assistance with the proxy voting process and also engaged Glass Lewis & Co. (“Glass Lewis”) for assistance with proxy research, analysis and voting recommendations. Westwood will ordinarily vote proxies in the manner recommend by Glass Lewis, but will vote differently than Glass Lewis’ recommendation if Westwood believes that it is in the best interest of its clients. Westwood’s Proxy Voting Guidelines include policies and procedures to address any conflicts of interest that may arise and to prevent any conflict of interest from influencing Westwood’s responsibility to vote proxies in the best interest of its clients.

Bridgeway has engaged Institutional Shareholder Services (“ISS”), a third party proxy voting agent, to research proxy proposals, provide vote recommendations and vote proxies on behalf of the firm. Bridgeway has, with limited exceptions relating to the election of directors, adopted the ISS Social Advisory Services SRI U.S. Proxy Voting Guidelines (“SRI Guidelines”) for all domestic U.S. proxy issues and the ISS Social Advisory Services SRI International Proxy Voting Guidelines (“SRI International Guidelines”) for all non-domestic proxy issues. In cases where the SRI Guidelines do not address a specific proxy proposal, Bridgeway adopted the ISS U.S. Corporate Governance Policy (“Standard Guidelines”) and instructed ISS to vote in accordance with the Standard Guidelines. To the extent the SRI Guidelines, SRI International Guidelines and the Standard Guidelines do not address a proxy proposal but ISS has done research to address the issue, ISS will vote proxies in the best interest of Bridgeway’s clients. Bridgeway’s Proxy Voting Guidelines include policies and procedures to address any conflicts of interest that may arise and to prevent any relationship from giving rise to a conflict of interest or influencing Bridgeway’s responsibility to vote proxies in the best interests of its clients.

SFIMC has reviewed and approved the Proxy Voting Guidelines of Westwood and Bridgeway and shall continually review any amendments to those guidelines, which shall be utilized with respect to the Large Cap Equity Fund series of the VP Trust.

C.	International Equity Fund

SFIMC has retained Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”) as its sub-advisers to manage, under SFIMC’s supervision and direction the International Equity Fund series of the VP Trust and to vote proxies of securities held by the Fund that they manage.

Pursuant to its Proxy Voting Guidelines, Marsico votes proxies solely in the best economic interests of its clients. Marsico generally seeks in companies selected for client portfolios good management teams that generally seek to serve shareholder interests. Therefore, Marsico believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams. In certain circumstances, Marsico’s vote-by-vote analysis of proxy proposals could lead it to conclude that it should vote against certain management recommendations or to abstain from voting when doing so appears consistent with the best interests of clients. Marsico’s Proxy Voting Guidelines include policies and procedures to address any conflicts of interest that may arise and to prevent any conflict of interest from influencing Marsico’s responsibility to vote proxies in the best interest of its clients.

Pursuant to its Proxy Voting Guidelines, Northern Cross votes proxies solely in the best interests of its clients. Northern Cross engaged Boston Investor Services, Inc. for processing of proxies. Northern Cross will generally vote in favor of management for routine corporate governance issues. Northern Cross will generally vote in favor of management for non-routine corporate governance issues unless voting with management would limit shareholder rights or have a negative impact on shareholder value. Northern Cross may also not vote proxies if voting would be burdensome or expensive or otherwise not in the best interest of clients. Northern Cross’s Proxy Voting Guidelines include policies and procedures to address any conflicts of interest that may arise and to prevent any conflict of interest from influencing Northern Cross’s responsibility to vote proxies in the best interest of its clients.

SFIMC has reviewed and approved the Proxy Voting Guidelines of Marsico and Northern Cross and shall continually review any amendments to those guidelines, which shall be utilized with respect to the International Equity Fund series of the VP Trust.

D.	Small/Mid Cap Equity Fund

SFIMC has retained Bridgeway Capital Management, Inc. (“Bridgeway”) as sub-adviser to manage, under SFIMC’s supervision and direction, part of the Small/Mid Cap Equity Fund series of the VP Trust and to vote the proxies of securities held by the Fund that Bridgeway manages. SFIMC manages the remaining portion of the Fund.

SFIMC votes any proxies for the portion of the Small/Mid Cap Equity Fund series of the VP Trust that SFIMC manages in the best interests of that Fund’s shareholders, pursuant to the SFIMC’s policies and procedures set forth in Section V below.

Bridgeway has engaged Institutional Shareholder Services (“ISS”), a third party proxy voting agent, to research proxy proposals, provide vote recommendations and vote proxies on behalf of the firm. Bridgeway has, with limited exceptions relating to the election of directors, adopted the ISS Social Advisory Services SRI U.S. Proxy Voting Guidelines (“SRI Guidelines”) for all domestic U.S. proxy issues and the ISS Social Advisory Services SRI International Proxy Voting Guidelines (“SRI International Guidelines”) for all non-domestic proxy issues. In cases where the SRI Guidelines do not address a specific proxy proposal, Bridgeway adopted the ISS U.S. Corporate Governance Policy (“Standard Guidelines”) and instructed ISS to vote in accordance with the Standard Guidelines. To the extent the SRI Guidelines, SRI International Guidelines and the Standard Guidelines do not address a proxy proposal but ISS has done research to address the issue, ISS will vote proxies in the best interest of Bridgeway’s clients. Bridgeway’s Proxy Voting Guidelines include policies and procedures to address any conflicts of interest that may arise and to prevent any relationship from giving rise to a conflict of interest or influencing Bridgeway’s responsibility to vote proxies in the best interests of its clients.

SFIMC has reviewed and approved the Proxy Voting Guidelines of Bridgeway and shall continually review any amendments to those guidelines, which shall be utilized with respect to the Small/Mid Cap Equity Fund.

E.	Stock and Bond Balanced Fund

SFIMC votes any proxies for the Stock and Bond Balanced Fund series of the VP Trust in the best interests of that Fund’s shareholders, pursuant to the SFIMC’s policies and procedures set forth in Section V below.

III. State Farm Mutual Fund Trust

A.	State Farm International Equity Fund

SFIMC has retained Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”) as its sub-advisers to manage, under SFIMC’s supervision and direction the International Equity Fund series of the Mutual Fund Trust and to vote proxies of securities held by the Fund that they manage.

Pursuant to its Proxy Voting Guidelines, Marsico votes proxies solely in the best economic interests of its clients. Marsico generally seeks in companies selected for client portfolios good management teams that generally seek to serve shareholder interests. Therefore, Marsico believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams. In certain circumstances, Marsico’s vote-by-vote analysis of proxy proposals could lead it to conclude that it should vote against certain management recommendations or to abstain from voting when doing so appears consistent with the best interests of clients. Marsico’s Proxy Voting Guidelines include policies and procedures to address any conflicts of interest that may arise and to prevent any conflict of interest from influencing Marsico’s responsibility to vote proxies in the best interest of its clients.

Pursuant to its Proxy Voting Guidelines, Northern Cross votes proxies solely in the best interests of its clients. Northern Cross engaged Boston Investor Services, Inc. for processing of proxies. Northern Cross will generally vote in favor of management for routine corporate governance issues. Northern Cross will generally vote in favor of management for non-routine corporate governance issues unless voting with management would limit shareholder rights or have a negative impact on shareholder value. Northern Cross may also not vote proxies if voting would be burdensome or expensive or otherwise not in the best interest of clients. Northern Cross’s Proxy Voting Guidelines include policies and procedures to address any conflicts of interest that may arise and to prevent any conflict of interest from influencing Northern Cross’s responsibility to vote proxies in the best interest of its clients.

SFIMC has reviewed and approved the Proxy Voting Guidelines of Marsico and Northern Cross and shall continually review any amendments to those guidelines, which shall be utilized with respect to the International Equity Fund series of the Mutual Fund Trust.

B.	State Farm Equity Fund

SFIMC has retained Westwood Management Corp. (“Westwood”) and Bridgeway Capital Management, Inc. (“Bridgeway”) as its sub-advisers to manage, under SFIMC’s supervision and direction the Equity Fund series of the Mutual Fund Trust and to vote proxies of securities held by the Fund that they manage.

Pursuant to its Proxy Voting Guidelines, Westwood votes proxies solely in the best economic interests of its clients. Westwood has engaged Broadridge for assistance with the proxy voting process and also engaged Glass Lewis & Co. (“Glass Lewis”) for assistance with proxy research, analysis and voting recommendations. Westwood will ordinarily vote proxies in the manner recommend by Glass Lewis, but will vote differently than Glass Lewis’ recommendation if Westwood believes that it is in the best interest of its clients. Westwood’s Proxy Voting Guidelines include policies and procedures to address any conflicts of interest that may arise and to prevent any conflict of interest from influencing Westwood’s responsibility to vote proxies in the best interest of its clients.

Bridgeway has engaged Institutional Shareholder Services (“ISS”), a third party proxy voting agent, to research proxy proposals, provide vote recommendations and vote proxies on behalf of the firm. Bridgeway has, with limited exceptions relating to the election of directors, adopted the ISS Social Advisory Services SRI U.S. Proxy Voting Guidelines (“SRI Guidelines”) for all domestic U.S. proxy issues and the ISS Social Advisory Services SRI International Proxy Voting Guidelines (“SRI International Guidelines”) for all non-domestic proxy issues. In cases where the SRI Guidelines do not address a specific proxy proposal, Bridgeway adopted the ISS U.S. Corporate Governance Policy (“Standard Guidelines”) and instructed ISS to vote in accordance with the Standard Guidelines. To the extent the SRI Guidelines, SRI International Guidelines and the Standard Guidelines do not address a proxy proposal but ISS has done research to address the issue, ISS will vote proxies in the best interest of Bridgeway’s clients. Bridgeway’s Proxy Voting Guidelines include policies and procedures to address any conflicts of interest that may arise and to prevent any relationship from giving rise to a conflict of interest or influencing Bridgeway’s responsibility to vote proxies in the best interests of its clients.

SFIMC has reviewed and approved the Proxy Voting Guidelines of Westwood and Bridgeway and shall continually review any amendments to those guidelines, which shall be utilized with respect to the Equity Fund series of the Mutual Fund Trust.

C.	State Farm Small/Mid Cap Equity Fund

SFIMC has retained Bridgeway as sub-adviser to manage, under SFIMC’s supervision and direction, part of the State Farm Small/Mid Cap Equity Fund series of the Mutual Fund Trust and to vote the proxies of securities held by the Fund that Bridgeway manages. SFIMC manages the remaining portion of the Fund.

SFIMC votes any proxies for the portion of the Small/Mid Cap Equity Fund series of the Mutual Fund Trust that SFIMC manages in the best interests of that Fund’s shareholders, pursuant to the SFIMC’s policies and procedures set forth in Section V below.

Bridgeway engaged Institutional Shareholder Services (“ISS”), a third party proxy voting agent, to research proxy proposals, provide vote recommendations and vote proxies on behalf of the firm. Bridgeway has, with limited exceptions relating to the election of directors, adopted the ISS Social Advisory Services SRI U.S. Proxy Voting Guidelines (“SRI Guidelines”) for all domestic U.S. proxy issues and the ISS Social Advisory Services SRI International Proxy Voting Guidelines (“SRI International Guidelines”) for all non-domestic proxy issues. In cases where the SRI Guidelines do not address a specific proxy proposal, Bridgeway adopted the ISS U.S. Corporate Governance Policy (“Standard Guidelines”) and instructed ISS to vote in accordance with the Standard Guidelines. To the extent the SRI Guidelines, SRI International Guidelines and the Standard Guidelines do not address a proxy proposal but ISS has done research to address the issue, ISS will vote proxies in the best interest of Bridgeway’s clients. Bridgeway’s Proxy Voting Guidelines include policies and procedures to address any conflicts of interest that may arise and to prevent any relationship from giving rise to a conflict of interest or influencing Bridgeway’s responsibility to vote proxies in the best interests of its clients.

SFIMC has reviewed and approved the Proxy Voting Guidelines of Bridgeway and shall continually review any amendments to those guidelines, which shall be utilized with respect to the State Farm Small/Mid Cap Equity Fund.

D.	State Farm LifePath Retirement Income Fund, State Farm LifePath 2020 Fund, State Farm LifePath 2030 Fund, State Farm LifePath 2040 Fund and State Farm LifePath 2050 Fund (the “LifePath Funds”), State Farm Small Cap Index Fund, State Farm International Index Fund and State Farm S&P 500 Index Fund

SFIMC has retained BlackRock Fund Advisors, Inc. (“BlackRock”) as sub-adviser to manage, under SFIMC’s supervision and direction, the LifePath Funds, State Farm Small Cap Index Fund, State Farm International Index Fund and S&P 500 Index Fund of the Mutual Fund Trust and to vote the proxies of securities held by those Funds.

Pursuant to its Proxy Voting Guidelines, BlackRock votes proxies solely in the best economic interests of its clients. BlackRock’s Proxy Voting Guidelines set forth specific issues on which votes will be made on a case by case basis, or which are generally approved or opposed. BlackRock generally supports measures which encourage boards of directors to fulfill their primary responsibility to represent the economic interests of shareholders and views independent boards as a key protection for shareholder value. BlackRock also generally supports proposals that promote auditor independence and foster good corporate governance. BlackRock’s Proxy Voting Guidelines include policies and procedures to address any conflicts of interest that may arise and to prevent any relationship from giving rise to a conflict of interest or influencing BlackRock’s independent business judgment on how to vote on specific proxy issues. In certain instances, BlackRock may engage an independent fiduciary to vote proxies as a further safeguard to avoid the influence of a potential conflict of interest.

SFIMC has reviewed and approved BlackRock’s Proxy Voting Guidelines and shall continually review any amendments to those guidelines, which shall be utilized with respect to the LifePath Funds, State Farm Small Cap Index Fund, State Farm International Index Fund and S&P 500 Index Fund of the Mutual Fund Trust.

E.	State Farm Equity and Bond Fund

SFIMC directly manages the State Farm Equity and Bond Fund, one of the series of the Mutual Fund Trust.

SFIMC votes any proxies for the State Farm Equity and Bond Fund in the best interest of the shareholders of those Funds, pursuant to the SFIMC’s policies and procedures set forth in Section V below.

IV. State Farm Associates’ Funds Trust

SFIMC directly manages the Growth Fund and the Balanced Fund, two of the series of the Associates’ Trust.

SFIMC votes the proxies for the Growth Fund and the Balanced Fund, in the best interest of the shareholders of those Funds, pursuant to the SFIMC’s policies and procedures set forth in Section V below.

V. SFIMC’s Proxy Voting Policies and Procedures

A.	Client’s Best Interest

SFIMC’s Proxy Voting Policies and Procedures are designed to reasonably ensure that proxies are voted in the best interest of SFIMC’s clients, in accordance with SFIMC’s fiduciary duties and in accordance with applicable SEC Rules under the Investment Adviser Act of 1940.

SFIMC votes proxies on behalf of the Trusts with the intention of promoting the greatest long-term shareholder value consistent with governing laws and the investment policies of each Fund.

B.	Case-by-Case Basis

Each proxy vote is cast by SFIMC on a case-by-case basis.

C.	Voting Procedures

Stocks are held by the Depository Trust Corporation and proxies are forwarded to the SFIMC trading desk from there. Each company’s proxy is passed to the Fund’s Portfolio Manager who carefully reads and reviews each proxy and makes the voting decision in a manner consistent with SFIMC’s “General Philosophies” as described below. On significant or controversial issues, the Portfolio Manager may contact management to obtain additional information prior to making a voting decision. All owned companies are carefully followed by SFIMC. If SFIMC lacks confidence in a company’s management, it is unlikely that SFIMC would continue to hold that company’s stock. Therefore, as set forth below, the Portfolio Manager generally votes with management. Voting decisions are given to the trading desk for submission, recording, and reporting.

D.	General Philosophies

On most items, the Portfolio Manager votes with management. These generally include routine matters related to the operation of the company and not expected to have a significant economic impact on the company and/or shareholders. In addition, the Portfolio Manager generally votes with management as to the appointment of auditors, changing the name of the corporation, establishing a 401(k) plan, indemnifying directors and officers, obtaining liability insurance for directors and officers, and expensing stock options.

The Portfolio Manager reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance. Before approving the selection of independent accountants to audit a company’s financial records, SFIMC determines whether the selection has been approved by an appropriate independent audit committee and whether the company has determined that the auditor does not face potential conflicts of interest as a result of its relationship with the company or its performance of non-audit services.

On some items, the Portfolio Manager generally votes against management. These include eliminating a shareholder’s right to call a special meeting, prohibiting shareholder action outside meetings, requiring more than a simple majority vote to pass proposals, and the creation of a class of stock with superior voting rights. The Portfolio Manager generally opposes special interest proposals that involve an economic cost to the company or restrict the freedom of management to operate in the best interest of the company.

For non-routine proposals that are more likely to affect the structure and operation of the company and to have a greater impact on the value of the investment, the Portfolio Manager carefully reviews and analyzes the issue on a case-by-case basis. Many other items also depend heavily on case-by-case details. These include the election of directors and their respective terms, director and executive compensation, the separation of the chairman and CEO positions, mergers, acquisitions and corporate restructuring, proxy contests, proxy contest defenses, increasing the number of authorized shares, stock splits, reverse stock splits, share repurchase programs, reincorporation in another state, poison pill plans, employee stock purchase plans, and golden parachutes.

E.	Conflicts of Interest

In all cases, SFIMC votes proxies on behalf of the Trusts with the intention of promoting the greatest long-term shareholder value consistent with governing laws and the investment policies of each Fund. SFIMC is not aware of any conflicts of interest between SFIMC and the Trusts with respect to proxy voting. However, occasions may arise where a person involved in the proxy voting process may have a personal conflict of interest. Any individual who becomes aware of a conflict of interest between SFIMC and the Trusts or with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the Portfolio Manager and otherwise remove himself or herself from the proxy voting process. If the Portfolio Manager has a personal conflict, or if conflicts of interest exist between SFIMC and the Trusts, such as possible benefits to State Farm insurance companies depending on a proxy voting decision, SFIMC would refer the voting decision to a group consisting of SFIMC’s President and a Senior Vice President and/or Chief Compliance Officer. These executives would then consider all relevant factors in determining how to vote in the best interests of the Trusts or whether to retain an independent consultant to make the voting decision. The intention in all cases is to best represent the interests of the Trusts.

F.	Other Situations

The guidelines are not exhaustive and do not include all potential voting issues. No set of guidelines can anticipate all voting questions that may arise. In special cases, SFIMC may seek guidance from advisers on how a particular proxy proposal will impact the financial prospects of a company and vote accordingly. These proxy voting guidelines are just that: guidelines – but they are not hard and fast rules, simply because corporate governance issues are so varied. Further, these proxy voting policies and procedures may be revised as needed.

G.	Availability of Procedures

SFIMC’s proxy voting policies and procedures are available to clients upon request. A record of proxy votes has been filed with the SEC and will be available to the public for at least two years. This information is available upon request from the Mutual Funds Dept. Customer Service Call Center at 1-800-447-4930.

APPENDIX C

Bridgeway’s Proxy Voting Policies

BRIDGEWAY CAPITAL MANAGEMENT, INC.

PROXY VOTING POLICY

As Amended September 25, 2017

I. Overview

This proxy voting policy (the “policy”) is designed to provide reasonable assurance that proxies are voted in the clients’ best interest, when the responsibility for voting client proxies rests with Bridgeway Capital Management, Inc. (“BCM”). BCM has engaged Institutional Shareholder Services, Inc. (“ISS”), a third party proxy voting agent, to research proxy proposals, provide vote recommendations and vote proxies on behalf of the firm. BCM has adopted the ISS Social Advisory Services SRI U.S. Proxy Voting Guidelines (“SRI Guidelines”) for all domestic U.S. proxy issues and the ISS Social Advisory Services SRI International Proxy Voting Guidelines (“SRI International Guidelines”) for all non-domestic proxy issues.

BCM’s Investment Operations Team Leader is responsible for ensuring compliance with this policy. Questions regarding this policy should be directed to the Investment Operations Team Leader or the Chief Compliance Officer (“CCO”).

II. Proxy Voting Guidelines

BCM has instructed ISS to vote in accordance with the SRI Guidelines for all domestic proxy issues with the exception of proxy proposals related to the election of directors where ISS will only vote for director slates when there is a woman and an ethnic minority on the board and/or up for election on the proxy. If those requirements are met, ISS will vote in accordance with the SRI Guidelines. Likewise, BCM has instructed ISS to vote in accordance with the SRI International Guidelines for all non-domestic proxy issues with the exception of proxy proposals related to the election of directors where ISS will refer all non-domestic director proposals to BCM to be voted in the best interest of BCM’s clients. In cases where the SRI Guidelines do not address a specific proxy proposal, BCM has adopted the ISS U.S. Corporate Governance Policy (“Standard Guidelines”) and has instructed ISS to vote in accordance with the Standard Guidelines. BCM’s Investment Operations Team Leader maintains copies of the SRI Guidelines, the SRI International Guidelines and the Standard Guidelines which are incorporated herein by reference. To the extent the SRI Guidelines, SRI International Guidelines and the Standard Guidelines do not address a proxy proposal but ISS has done research to address the issue, ISS will vote proxies in the best interest of BCM’s clients.

BCM has instructed ISS to vote as described above unless the following conditions apply:

1.	BCM’s Investment Management Team (“IMT”) has decided to override the ISS vote recommendation for a client based on its own determination that the client would best be served with a vote contrary to the ISS recommendation. Such decision will be documented by BCM and communicated to ISS; or

2.	ISS does not provide a vote recommendation, in which case BCM will independently determine how a particular issue should be voted. In these instances, BCM, through IMT, will document the reason(s) used in determining a vote and communicate BCM’s voting instruction to ISS.

II. Record Retention Requirements

ISS shall maintain the following proxy voting records:

A.	Proxy statements received regarding client securities. Electronic statements, such as those maintained on EDGAR or by a proxy voting service are acceptable;

B.	Records of proxy votes cast on behalf of each client for a period of five years.

BCM shall maintain the following required proxy voting records:

A.	Documents prepared by BCM that were material to making the decision of how to vote proxies on behalf of a client if we vote against the ISS recommendation or policy,

B.	Records of clients’ written or oral requests for proxy voting information, including a record of the information provided by BCM,

C.	Historical records of votes cast on behalf of each client, and

D.	Current and historical proxy voting policies and procedures.

BCM will keep records in accordance with its Books and Records Policy.

III. Conflicts of Interest

A.	Overview

Unless BCM votes a proxy proposal as described under Section II. above, BCM does not address material conflicts of interest that could arise between BCM and its clients related to proxy voting matters. Since BCM relies on ISS to cast proxy votes independently, as described above, BCM has determined that any potential conflict of interest between BCM and its clients is adequately mitigated.

However, when BCM is involved in making the determination as to how a particular proxy proposal will be voted, the IMT member will consult with the CCO to determine if any potential material conflicts of interest exist or may exist that require consideration before casting a vote. For purposes of this policy, material conflicts of interest are defined as those conflicts that a reasonable investor would view as important in making a decision regarding how to vote a proxy. The CCO in consultation with IMT will determine whether the proxy may be voted by BCM, whether to seek legal advice, or whether to refer the proxy to the client(s) (or another fiduciary of the client(s)) for voting purposes.

Additionally, ISS monitors its conflicts of interest in voting proxies and has provided the firm a written summary report of its due diligence compliance process which includes information related to ISS’ conflicts of interest policies, procedures and practices. BCM will review updates from time to time to determine whether ISS conflicts of interest may materially and adversely affect BCM’s clients and, if so, whether any action should be taken as a result.

IV. Monitoring of ISS

BCM will periodically perform due diligence to assess ISS’ ability to adequately analyze proxy issues and manage its conflicts of interest. In order to make this assessment, BCM shall consider, among other things:

A.	ISS’s oversight structure and personnel performing services on behalf of BCM;

B.	Policies, procedures and related controls , including those that ensure vote recommendations are in accordance with ISS’s voting guidelines and are based on current and accurate information;

C.	Policies and procedures related to the identification, management and disclosure of conflicts of interest impacting services provided; and

D.	Changes in ISS’ business and specific conflicts of interest in order to reasonably determine whether ISS’ conflicts of interest may materially and adversely affect BCM’s clients and, if so, whether any action should be taken as a result.

VI. Loaned Securities

As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if IMT is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (i.e., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.

V. Disclosure

A.	BCM will disclose in its Form ADV Part 2A that clients may contact BCM in order to obtain information on how BCM voted such client’s proxies, and to request a copy of this policy. If a client requests this information, Investment Operations, will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about: (1) the name of the issuer, (2) the proposal voted upon and (3) how BCM voted the client’s proxy.

B.	A concise summary of this Proxy Voting Policy will be included in the BCM’s Form ADV Part 2A, and will be updated whenever this policy is updated.

APPENDIX D

Westwood’s Proxy Voting Policies

27. PROXY VOTING

27.1.	Policy.

Westwood, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities in a manner that is consistent with the best economic interests of the clients. Our Firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our Firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest, and our policy and practice further is to make information available to clients about the voting of proxies for their portfolio securities and to maintain relevant and required records.

27.2.	Firm Specific Policy.

Westwood has engaged Broadridge for assistance with the proxy voting process for our clients. Broadridge is a leading provider of full service proxy voting services to the global financial industry. Westwood has also engaged Glass Lewis for assistance with proxy research and analysis. Glass Lewis provides complete analysis and voting recommendations on all proposals and is designed to assist investors in mitigating risk and improving long-term value. In most cases, we agree with Glass Lewis’s recommendations; however, ballots are reviewed bi-monthly by our analysts and we may choose to vote differently than Glass Lewis if we believe it in the best interest of our clients.

27.3.	Responsibility.

Westwood’s Data Management Team has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

27.4.	Background.

Proxy voting is an important right of shareholders, and reasonable care and diligence must be taken to ensure that such rights are properly and timely exercised.

Investment advisers who are registered with the SEC, and who exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act (a) to adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, to furnish a copy to its clients; and (d) to maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

27.5.	Procedure.

Westwood has adopted the following procedures to implement the Firm’s proxy voting policy, in addition to adopting the Glass Lewis Proxy Voting Guidelines (general guidelines attached as Exhibit H,

guidelines specific to Taft Hartley attached as Exhibit J), and conducts reviews to monitor and ensure the Firm’s policy is observed, implemented properly and amended or updated, as appropriate:

27.5.1.	Proxy Voting Records.

With respect to proxy record keeping, Westwood maintains complete files for all clients. These files include a listing of all proxy material sent on behalf of our clients along with individual copies of each response. Client access to these files can be arranged upon request. A voting summary will be furnished upon request.

27.5.2.	Voting Procedures.

a.	All employees forward any proxy materials received on behalf of clients to Broadridge. Westwood has engaged Broadridge for assistance with the proxy voting process for our clients, and Glass Lewis provides voting recommendations;

b.	Broadridge has access to holders records and determines which client accounts hold the security to which the proxy relates;

c.	Absent material conflicts, Broadridge, with the vote recommendations from Glass Lewis, determines how Westwood should vote the proxy in accordance with applicable voting guidelines;

d.	Westwood’s analysts review the Glass Lewis proxy voting recommendations on a bi-monthly basis. The analysts may choose to vote differently than Glass Lewis if they believe it is in the best interest of the client;

e.	If Westwood chooses to vote differently than Glass Lewis, then Westwood overwrites the Glass Lewis recommendation on the ProxyEdge platform. If Westwood agrees with the Glass Lewis recommendations, no action is necessary; and

f.	Broadridge completes the proxy and mails the proxy in a timely and appropriate manner.

27.5.3.	Disclosure.

a.	Westwood provides required disclosures in Form ADV Part 2A, which summarizes these proxy voting policies and procedures and includes a statement that clients may request information regarding how Westwood voted a client’s proxies;

b.	Westwood’s disclosure summary includes a description of how clients may obtain a copy of the Firm’s proxy voting policies and procedures;

c.	Westwood’s proxy voting practice is disclosed in the Firm’s advisory agreements; and

d.	The Data Management Team also sends a copy of this summary to all existing clients who have previously received Westwood’s Disclosure Brochures, or the team may send each client the amended Disclosure Brochures. Either mailing shall highlight the inclusion of information regarding proxy voting.

27.5.4.	Client Requests for Information.

a.	All client requests for information regarding proxy votes or regarding policies and procedures that are received by any supervised person should be forwarded to the Data Management Team; and

b.	In response to any request, the Data Management Team prepares a written response to the client with the information requested, and, as applicable, includes the name of the issuer, the proposal voted upon, and how Westwood voted the client’s proxy with respect to each proposal about which the client inquired.

27.5.5.	Voting Guidelines.

a.	Westwood has engaged Broadridge and Glass Lewis for assistance with the proxy voting process for our clients. The Glass Lewis Proxy Voting Guidelines are attached as Exhibit H (general) and Exhibit J (Taft Hartley); and

b.	Westwood analysts review the Glass Lewis proxy voting recommendations using the following guidelines:

i.	In the absence of specific voting guidelines from the client, Westwood votes proxies in the best interests of each particular client;

ii.	Westwood’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client;

iii.	Clients are permitted to place reasonable restrictions on Westwood’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities;

iv.	Westwood generally votes in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditor’s non-audit services;

v.	Westwood generally votes against proposals that cause board members to become entrenched or cause unequal voting rights; and

vi.	In reviewing proposals, Westwood further considers the opinion of management and the effect on management, and the effect on shareholder value and the issuer’s business practices.

27.5.6.	Conflicts of Interest.

a.	Westwood conducts periodic reviews to identify any conflicts that exist between the interests of the Firm and the client by reviewing the relationship of Westwood with the issuer of each security to determine if Westwood or any of its supervised persons has any financial, business or personal relationship with the issuer;

b.	If a material conflict of interest exists, Westwood will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation; and

c.	Westwood will maintain a record of the voting resolution of any conflict of interest.

27.5.7.	Recordkeeping.

The Data Management Team retains the following proxy records in a spreadsheet in accordance with the SEC’s five-year retention requirement:

a.	These policies and procedures and any amendments;

b.	Each proxy statement that Westwood receives;

c.	A record of each vote that Westwood casts;

d.	Any document Westwood created that was material to making a decision how to vote proxies, or that memorializes that decision including periodic reports to the Data Management Team or proxy committee, if applicable; and

e.	A copy of each written request from a client for information on how Westwood voted such client’s proxies, and a copy of any written response.

In addition to conducting initial due diligence, Westwood monitors and reviews all third-party proxy services to evaluate any conflicts of interest, consistency of voting with guidelines, and fees and disclosures, among other things. The Data Management Team maintains documentation of Westwood’s due diligence reviews.

APPENDIX E

Marsico’s Proxy Voting Policies

MARSICO CAPITAL MANAGEMENT, LLC

PROXY VOTING POLICY AND PROCEDURES

Statement of Policy

1.    It is the policy of Marsico Capital Management, LLC (“MCM”) to seek to vote or otherwise process, such as by a decision to abstain from voting or to take no action on, proxies over which it has voting authority in the best interests of MCM’s clients, as summarized here.

•

MCM’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM’s investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believe s that the management teams of most companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (including their boards of directors).

•

In certain circumstances, MCM’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management or board recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. In those and other circumstances, MCM may, in its sole discretion, vote against a management or board recommendation (or abstain or take no action) based on its analysis if such a vote appears consistent with the best interests of clients.

•

MCM may process certain proxies without voting them, such as by making a decision to abstain from voting or take no action on such proxies (or on certain proposals within such proxies). Examples include, without limitation, proxies issued by companies that MCM has decided to sell, proxies issued for securities that MCM did not select for a client portfolio (such as, without limitation, securities that were selected by a previous adviser, unsupervised securities held in a client’s account, money market securities, or other securities selected by clients or their representatives other than MCM), or proxies issued by foreign companies that impose burdensome or unreasonable voting, power of attorney, or holding requirements. MCM also may abstain from voting, or take no action on, proxies in other circumstances, such as when voting may not be in the best interests of clients, as an alternative to voting with (or against) management, or when voting may be unduly burdensome or expensive, or if MCM may have a material conflict of interest in voting certain proxies and alternative voting procedures are not desirable.

•

In circumstances when there may be an apparent material conflict of interest between MCM’s interests and clients’ interests in how proxies are voted (such as when MCM knows that a proxy issuer is also an MCM client), MCM generally will resolve any appearance concerns by causing those proxies to be “echo voted” or “mirror voted” in the same proportion as other votes, by voting the proxies as recommended by an independent service provider, or by abstaining or taking no action. In other cases, MCM might use other procedures to resolve an apparent material conflict.

•

MCM may use an independent service provider to assist in voting proxies, keep voting records, and disclose voting information to clients. MCM’s Proxy Voting policy and reports describing the voting of a client’s proxies are available to the client on request.

•

MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed (such as through a decision to abstain or take no action) as intended under MCM’s Proxy Voting policy and procedures. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by the client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not timely receive essential information such as the proxy proposal itself or modifications to the required voting date. Other ballots may be voted but not counted, or may be counted in an unexpected way, because of factors such as foreign voting requirements or other limitations.

Definitions

2.    By “best interests of MCM’s clients,” MCM means clients’ best economic interests over the long term—that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interests are generally uniform.

3.    By “material conflict of interest,” MCM means circumstances when MCM itself knowingly does business with a particular proxy issuer, other principal proponent of a proposal, or an entity closely affiliated with the proxy issuer or other principal proponent of a proposal, or other circumstances in which MCM may appear to have a significant conflict of interest between its own interests and the interests of clients in how proxies are voted.

Procedures: MCM Invests in Companies With Management Teams That Seek Shareholders’ Best Interests, and Usually Votes Proxies with Management Recommendations

4.    MCM’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM’s investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (or their boards of directors). Therefore, when portfolio companies issue proxy proposals, MCM usually votes the proxies with management or board recommendations, because it believes that recommendations by these companies’ managements generally are in shareholders’ best interests, and therefore in the best economic interests of MCM’s clients.

5.    In certain circumstances, MCM’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management or board recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. For example, in some circumstances, certain proxy proposals or recommendations by management, shareholders, or other proponents—such as, without limitation, proposals that would affect corporate governance relating to anti-takeover measures, board election requirements, director qualifications, shared board and management responsibilities, capitalization changes, compensation programs, or other matters—could present circumstances in which management recommendations may not appear as closely aligned with shareholder interests as MCM in its sole discretion may deem desirable. In those and other circumstances, MCM may, in its sole discretion, vote against a management or board recommendation (or abstain or take no action) based on MCM’s analysis if in MCM’s view such a vote appears consistent with the best interests of clients. As further examples, in MCM’s sole discretion, it may vote against a management or board recommendation in order to, without limitation, support a shareholder proposal favoring safeguards against potential overreaching by management or enhancements of shareholder control that MCM believes are reasonable or appropriate, or vote against management or board recommendations in order to oppose management proposals that are not shareholder-friendly in MCM’s view.

6.    MCM generally considers each proxy proposal on its merits, and periodically reassesses its views of the management teams of the companies that it invests in for clients. A decision to vote against a particular management or board recommendation or to otherwise abstain or take no action on a proxy proposal does not necessarily signal a departure from MCM’s general view that a management team or board is serving the best interests of shareholders. If MCM concludes, in its sole discretion, that a company’s management team or board no longer appears to be serving shareholders’ best interests, MCM may take any action it deems appropriate, including, without limitation, awaiting further developments, voting against selected management or board recommendations, or selling shares of the company.

Procedures: Use of an Independent Service Provider

7.    MCM may engage an independent service provider to assist with the administrative and ministerial aspects of proxy voting. The independent service provider may perform functions that include, without limitation, voting proxies for MCM in accordance with MCM’s instructions based on MCM’s Proxy Voting policy, maintaining records of proxy votes, and assisting in preparing certain reports. To minimize the possibility that MCM’s proxy votes could be affected by potential conflicts of interest that may exist between an independent service provider and a proxy issuer, MCM rarely considers directing such a service provider to vote proxies for MCM based on the service provider’s recommendations (although MCM may do so in certain circumstances discussed in “Alternative Procedures for Potential Material Conflicts of Interest” below).

Procedures: Voting/Abstention/No Action/Other Exceptions

8.    MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed as intended under MCM’s Proxy Voting policy and procedures. MCM employs a number of measures, including certain reconciliations and other cross-check procedures, to attempt to verify that proxies are voted or otherwise processed as intended, although such checks may not be feasible or reliable in some cases because of the complexity of the proxy voting process. MCM’s ability to vote or otherwise process proxies may be limited by many factors, including MCM’s dependence on custodians and independent proxy voting service providers to assist in processing proxies. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by a client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not timely receive essential information such as the proxy proposal itself or modifications to the required voting date. Other ballots may be voted but not counted, or may be counted in an unexpected way, because of factors such as foreign voting requirements or other limitations. For example, in a few foreign markets, ballots cast by MCM may not be counted if required powers of attorney between the client and the custodian are not maintained. Also in foreign markets, ballots for securities held by a custodian in an omnibus account for multiple customers may be voted in an unexpected manner if the custodian receives different voting instructions from its customers and cannot split its vote as each customer requested.

9.a.    MCM may process some proxies without voting them, such as by making a decision to abstain or take no action on such proxies (or on certain proposals within such proxies). For example, if MCM has decided to sell the shares of a company, MCM generally may abstain from voting proxies or may take no action on proxies issued by the company. If MCM receives proxies relating to securities acquired as a result of an account transition (such as, without limitation, securities delivered into a newly opened MCM account that were selected by a previous adviser), MCM may choose to abstain or take no action on the proxies. MCM also may abstain or take no action on proxies issued for other securities that MCM did not select for a client portfolio (such as, without limitation, unsupervised securities held in a client’s account, or money market securities or other securities selected by clients or their representatives other than MCM).

9.b.    MCM may abstain or take no action on proxies (or on certain proposals within such proxies) in other circumstances. MCM may determine, for example, that abstaining or taking no action on proxies is appropriate if voting may be unduly burdensome or expensive, such as when foreign proxy issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements, or if MCM may have a material conflict of interest in voting certain proxies and alternative voting procedures are not desirable. MCM also may abstain or take no action when voting may not be in the best interests of clients in MCM’s view, or as an alternative to voting with (or against) management.

10.    The procedures in this policy generally apply to all proxy voting matters over which MCM has voting authority, including changes in corporate governance structures, the adoption or amendment of compensation plans (including stock options), and matters involving social issues or corporate responsibility.

Alternative Procedures for Potential Material Conflicts of Interest

11.    In certain circumstances such as when the issuer or other proponent of a proxy proposal is also a client of MCM, it is possible that an appearance might arise of a potential conflict between MCM’s interests and the interests of affected clients in how the proxies of that issuer are voted.

12.    MCM seeks to vote or otherwise process proxies in the best interests of its clients, and believes that any potential conflict of interest would not actually affect MCM’s voting of the proxies.

13.    Nevertheless, when MCM is aware that a material conflict of interest (as defined in section 3 above) between MCM’s interests and clients’ interests may appear to exist, MCM generally will, to avoid appearance concerns, follow an alternative procedure rather than vote or otherwise process ballots in accordance with its own determinations. Such an alternative procedure generally would involve either:

(i) Directing an independent service provider to cause the proxies of those MCM client accounts that MCM is responsible for processing to be “echo voted” or “mirror voted” in the same proportion as the votes of other proxy holders if the service provider indicates it can do so; or

(ii) Directing the proxies of those MCM client accounts that MCM is responsible for processing to be voted in accordance with the recommendations of an independent service provider that MCM may use to assist in voting proxies. This procedure generally may be used if it can be determined that the independent service provider appears able to make such recommendations and vote in an impartial manner. In making this determination, MCM may (1) require the independent service provider to represent or otherwise demonstrate that the service provider faces no conflict of interest with respect to the vote, or (2) ask the independent service provider to disclose to MCM relevant facts concerning the firm’s relationship with the proxy issuer or other persons and certify that the service provider has taken steps to ensure that no actual conflicts exist.

MCM seeks to document the identification of any material conflict of interest and its procedure for resolving the particular conflict.

14.    MCM may use other alternative procedures to address circumstances when a material conflict of interest may appear to exist, such as, without limitation:

(i) Notifying affected clients of the conflict of interest (if it is reasonably feasible to do so), and seeking a waiver of the conflict to permit MCM to vote the proxies;

(ii) Abstaining or taking no action on the proxies in cases when, without limitation, service providers cannot echo vote proxies of certain securities (such as those issued by foreign companies), or in other cases when alternative voting procedures are not desirable; or

(iii) Forwarding the proxies to clients so that clients may vote the proxies themselves.

Voting by Client Instead of MCM

15.    An MCM client may elect to vote proxies for its own account instead of directing MCM to do so. MCM recommends this approach if a client believes that proxies should be voted based on political or social interests or other client-specific considerations.

16.    MCM generally cannot implement client proxy voting guidelines that do not delegate full discretion to MCM, or that are not fully consistent with these procedures. In particular, MCM encourages the client to vote its own proxies if the client seeks to impose client-specific voting guidelines that may be inconsistent with MCM’s policy or with MCM’s vote-by-vote analysis. MCM does not generally advise a client on proxy voting issues when the client retains authority to handle such matters itself.

17.    MCM generally may abstain or will take no action on proxy votes relating to legal proceedings such as shareholder class actions or bankruptcy proceedings, or may refer such votes to clients.

Persons Responsible for Implementing MCM’s Policy

18.    MCM’s Operations/Client Services staff has primary responsibility for implementing MCM’s Proxy Voting policy and procedures, including ensuring that proxies are timely submitted. MCM also generally uses a service provider to assist in voting proxies, recordkeeping, and other matters.

19.    Members of MCM’s Investment staff, such as security analysts, generally review proxy proposals as part of their ongoing assessment of companies.

Recordkeeping

20.a.    MCM or a service provider maintains, in accordance with Rule 204-2 under the Investment Advisers Act:

(i)	Copies of all proxy voting policies and procedures;

(ii)	Copies of proxy statements received (unless maintained elsewhere as described below);

(iii)	Records of proxy votes cast on behalf of clients;

(iv)	Documents prepared by MCM that are material to a decision on how to vote or memorializing the basis for a decision;

(v)	Written client requests for proxy voting information, and

(vi)	Written responses by MCM to written or oral client requests.

20.b.    MCM seeks to document instances in which it identifies a material conflict of interest, as well as the procedure utilized for resolving the particular conflict. MCM’s Operations/Client Services Department also documents certain other non-routine proxy voting issues, including: the basis for (1) any decision to vote against a management or board recommendation for reasons other than general matters affecting corporate governance issues discussed in section 5 above; and (2) any decision to abstain or take no action on a proxy that is intended by MCM to demonstrate divergence from a management or board recommendation.

20.c.    MCM will not document other, more routine instances in which it may take certain actions with respect to a particular proxy, including certain situations identified in this Proxy Voting policy and procedures. MCM generally will not document, for example, the basis for routine decisions (i) to vote against corporate governance proposals such as those described above, or (ii) to abstain or take no action on proxies in circumstances (A) when foreign issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements, (B) when MCM has sold or determined to sell a security, or when MCM did not select the securities for the client portfolio (such as, without limitation, securities that were selected by a previous adviser, unsupervised securities held in a client’s account, or money market securities or other securities selected by clients or their representatives other than MCM), or (C) when other routine situations arise such as those identified in section 9 above. MCM also cannot document decisions not to vote or otherwise process proxies that were not received in good order, not received in a timely fashion, or otherwise not processed for reasons beyond MCM’s control, such as in certain situations addressed in section 8 above.

21.    MCM will obtain an undertaking from any service provider that the service provider will provide copies of proxy voting records and other documents promptly upon request if MCM relies on the service provider to maintain related records.

22.    MCM or its service provider may rely on the SEC’s EDGAR system to keep records of certain proxy statements issued by domestic (and some foreign) issuers if the proxy statements are maintained by issuers on that system (as is generally true in the case of larger U.S.-based issuers).

23.    All proxy-related records will be maintained in an easily accessible place for five years (and at an appropriate office of MCM or a service provider for the first two years).

Availability of Policy and Proxy Voting Records to Clients

24.    MCM will initially inform clients of this policy and provide information regarding how a client may learn of MCM’s voting record for the client’s securities through summary disclosure in Part II of MCM’s Form ADV. Upon receipt of a client’s request for more information, MCM will provide the client with a copy of this Proxy Voting policy. Reports describing how MCM voted proxies for the client during the period since this policy was adopted are also available upon request.

*        *        *

MCM’s Chief Compliance Officer will review this policy at least annually to determine whether it should be amended or updated. Any amendments to this policy require the written approval of the Chief Compliance Officer.

Approved by:	Steven Carlson /s/
Title:	Chief Compliance Officer
Effective Date:	October 1, 2004

Policy Amended:	February 10, 2006
Approved by:	Steven Carlson /s/
Title:	Chief Compliance Officer
Effective Date:	February 10, 2006

Policy Amended:	July 19, 2006
Approved by:	Steven Carlson /s/
Title:	Chief Compliance Officer
Effective Date:	July 19, 2006

Amended Approved:	August 8, 2008
Approved by:	Steven Carlson
Title:	Chief Compliance Officer
Effective Date:	September 1, 2008

APPENDIX F

NORTHERN CROSS, LLC’S PROXY POLICY

Northern Cross, LLC(the “Adviser”)’s policy regarding the voting of proxies consists of (1) the statement of the law and policy, (2) identification of the person(s) responsible for implementing this policy, and (3) the procedures adopted by the Adviser to implement the policy.

1. Statement of Law and Policy

A. Law

Because a registered investment company (“fund”) is the beneficial owner of its portfolio securities, it has the right to vote proxies relative to its portfolio securities. The Securities and Exchange Commission has stated that a fund’s board has the obligation to vote proxies. As a practical matter, fun boards typically delegate this function to the fund’s adviser/sub-adviser.

Rule 206(4)-6 under the Investment Advisers Act of 1940 requires that a registered investment adviser with proxy voting authority generally must satisfy the following four requirements: (i) adopt and implement written proxy voting policies and procedures reasonably designed to ensure the adviser votes client and fund securities in the best interests of clients and fund investors and addressing how conflicts of interest are handled; (ii) disclose its proxy voting policies and procedures to clients and fund investors and furnish clients and fund investors with a copy if they request it; (iii) inform clients and fund investors as to how they can obtain information from the adviser on how their securities were voted; and (iv) retain certain records.

B. Policy

The Adviser will vote all proxies delivered to it by the fund’s custodian. The vote will be cast in such a manner, which, in the Adviser’s judgment, will be in the best interests of shareholders. The Adviser contracts with Boston Investor Services, Inc. for the processing of proxies.

The Adviser will generally comply with the following guidelines:

•	Routine Corporate Governance Issues

The Adviser will vote in favor of management.

Routine issues may include, but not be limited to, election of directors, appointment of auditors, changes in state of incorporation or capital structure. In certain cases the Adviser will vote in accordance with the guidelines of specific clients.

•	Non-routine Corporate Governance Issues

The Adviser will vote in favor of management unless voting with management would limit shareholder rights or have a negative impact on shareholder value.

Non-routine issues may include, but not be limited to, corporate restructuring/mergers and acquisitions, proposals affecting shareholder rights, anti-takeover issues, executive compensation, and social and political issues.

In cases where the number of shares in all stock option plans exceeds 10% of basic shares outstanding, the Adviser generally votes against proposals that will increase shareholder dilution.

In general the Adviser will vote against management regarding any proposal that allows management to issue shares during a hostile takeover.

•	Non Voting of Proxies

The Adviser may not vote proxies if voting may be burdensome or expensive, or otherwise not in the best interest of clients.

•	Conflicts of Interest

Should the Adviser have a conflict of interest with regard to voting a proxy, the Adviser will disclose such conflict to the client and obtain client direction as to how to vote the proxy.

•	Record Keeping

The following records will be kept for each client:

•	Copies of the Adviser’s proxy voting policies and procedures.

•	Copies of all proxy statements received.

•

A record of each vote the Adviser casts on behalf of the client along with any notes or documents that were material to making a decision on how to vote a proxy including an abstention on behalf of a client, including the resolution of any conflict.

•	A copy of each written client request for information on how the Adviser voted proxies on behalf of the client and a copy of any written response by the advisor.

This proxy policy will be distributed to all clients of the Adviser and added to Part II of Form ADV. A hard copy of the policy will be included in the Compliance Program and is available on request.

2. Who is Responsible for Implementing this Policy?

The Compliance Officer is responsible for implementing, monitoring and updating this policy, including reviewing decisions made on non-routine issues and potential conflicts of interest. The Compliance Officer is also responsible for maintaining copies of all records and backup documentation in accordance with applicable record keeping requirements. The Compliance Officer can delegate in writing any of his or her responsibilities under this policy to another person.

3. Procedures to Implement this Policy

Conflicts of Interest

From time to time, proxy voting proposals may raise conflicts between the interests of the Advisers’ clients and the interests of the Adviser, its employees, or its affiliates. The Adviser must take certain steps designed to ensure, and must be able to demonstrate that those steps resulted in, a decision to vote the proxies that was based on the clients’ best interest and was not the product of the conflict. For example, conflicts of interest may arise when:

•	A proponent of a proxy proposal has a business relationship with the Adviser or its affiliates;

•	The Adviser or its affiliates have business relationships with participants in proxy contests, corporate directors, or director candidates;

•	An Adviser employee has a personal interest in the outcome of a particular matter before shareholders; or

•	An Adviser employee has a business or personal relationship with participants in proxy contests, corporate directors or director candidates.

The Adviser’s Portfolio Managers/Partners are primarily responsible for identifying proxy voting proposals that present a conflict of interest. If the Adviser receives a proxy relating to an issuer that raises a conflict of interest, the

Adviser will discuss with the Compliance Officer and together shall determine whether the conflict is “material” to any specific proposal included within the proxy. The Compliance Officer will determine whether a proposal is material as follows:

•

Routine Proxy Proposals—Proxy proposals that are “routine” shall be presumed not to involve a material conflict of interest for the Adviser, unless the Compliance Officer has actual knowledge that a routine proposal should be treated differently. For this purpose, “routine” proposals would typically include matters such as uncontested election of directors, meeting formalities, and approval of an annual report/financial statements.

•

Non-Routine Proxy Proposals—Proxy proposals that are “non-routine” will be presumed to involve a material conflict of interest, unless the Adviser & Compliance Officer determine that the Adviser does not have such a conflict of interest. For this purpose, “non-routine” proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans, retirement plans, profit sharing, or other special remuneration plans). The Adviser and the Compliance Officer will determine on a case-by-case basis that particular non-routine proposals do not involve a material conflict of interest, the Compliance Officer will consider whether the Adviser or any of its officers, directors, employees, or affiliates may have a business or personal relationship with a participant in a proxy contest, the issuer itself or the issuer’s pension plan, corporate directors, or candidates for directorships.

•	The Compliance Officer will record in writing the basis for any such determination.

STATE FARM MUTUAL FUND TRUST

PART C OF THE REGISTRATION STATEMENT

Item 28.	Exhibits

(a)	Declaration of Trust[4]

(b)	Bylaws[1]

(c)	N/A

(d)(1)	Amended and Restated Investment Advisory and Management Services Agreement between Registrant and State Farm Investment Management Corp.[6]

(d)(2)	Amended and Restated Investment Sub-Advisory Agreement among Registrant, State Farm Investment Management Corp. and Bridgeway Capital Management, Inc.[2]

(d)(3)	Amended and Restated Reimbursement Arrangement between State Farm VP Management Corp., State Farm Investment Management Corp. and State Farm Mutual Fund Trust

(d)(4)	Investment Sub-Advisory Agreement among Registrant, State Farm Investment Management Corp. and Westwood Management Corp.[2]

(d)(5)	Investment Sub-Advisory Agreement among Registrant, State Farm Investment Management Corp. and Marsico Capital Management, LLC[2]

(d)(6)	Investment Sub-Advisory Agreement among Registrant, State Farm Investment Management Corp. and Northern Cross, LLC[2]

(d)(7)	Amended and Restated Investment Sub-Advisory Agreement among Registrant, State Farm Investment Management Corp. and BlackRock Fund Advisors[6]

(e)(1)	Amended and Restated Distribution Agreement between Registrant and State Farm VP Management Corp.[6]

(e)(2)	Amended and Restated Shareholder Services Agreement[6]

(f)	N/A

(g)(1)	Custodial Agreement between Registrant and JP Morgan Chase Bank[1]

(g)(2)	Global Custody Rider between Registrant and JP Morgan Chase Bank[1]

(g)(3)	Special Foreign Custody Manager Agreement between Registrant and State Farm Investment Management Corp.[1]

(g)(4)	Master Custodian Agreement between Registrant & State Street Bank & Trust Company[3]

(h)(1)	Service Agreement among Registrant, State Farm Investment Management Corp., and State Farm Mutual Automobile Insurance Company[1]

(h)(2)	Service Agreement among Registrant, State Farm VP Management Corp., State Farm Indemnity Company, State Farm Life Insurance Company and State Farm Mutual Automobile Insurance Company[1]

(h)(3)	Amended and Restated Transfer Agency and Services Agreement[6]

(h)(4)	Master Accounting Services Agreement between Registrant, State Farm Investment Management Corp. and State Street Bank & Trust Company[3]

(i)	Consent of Greenberg Traurig, LLP

(j)	Consent of PricewaterhouseCoopers LLP

(k)	N/A

(l)	N/A

(m)	Amended and Restated 12b-1 Distribution and Service Plan for Class A, Premier, Class B, Legacy Class B, Class R-1 and Class R-2 Shares[6]

(n)	Amended and Restated State Farm Mutual Fund Trust Multiple Class Plan Pursuant to Rule 18f-3[7]

(p	)(1)	Code of Ethics of State Farm Associates’ Funds Trust, State Farm VP Management Corp., State Farm Investment Management Corp., State Farm Variable Product Trust and State Farm Mutual Fund Trust[5]

(p	)(2)	Code of Ethics of Bridgeway Capital Management, Inc.

(p	)(3)	Code of Ethics of Westwood Management Corp.

(p	)(4)	Code of Ethics of Marsico Capital Management, LLC

(p	)(5)	Code of Ethics of Northern Cross, LLC

(p	)(6)	Code of Ethics - BlackRock Fund Advisors

[1]	Incorporated by reference to post-effective amendment number seventeen on Form N-1A, No 333-42004 filed February 16, 2006.
[2]	Incorporated by reference to post-effective amendment number twenty-eight on Form N-1A, No 333-42004 filed August 29, 2008.
[3]	Incorporated by reference to post-effective amendment number thirty-four on Form N-1A, No. 333-42004 filed April 30, 2010.
[4]	Incorporated by reference to post-effective amendment number thirty-eight on Form N-1A, No. 333-42004 filed on April 27, 2012.
[5]	Incorporated by reference to post-effective amendment number forty-five on Form N-1A, No. 333-42004 on April 29, 2015.
[6]	Incorporated by reference to post-effective amendment number forty-seven on Form N-1A, No. 333-42004 on January 19, 2016.
[7]	Incorporated by reference to post-effective amendment number fifty on Form N-1A, No. 333-42004 on April 29, 2016.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

State Farm Mutual Automobile Insurance Company provided the initial seed capital for the Registrant and may be deemed to control the Registrant until some time after the Registrant publicly offers its shares. Thereafter, there will be no persons directly or indirectly controlling, controlled by, or under common control with, the Registrant within the meaning of this item.

ITEM 30.	INDEMNIFICATION

As a Delaware statutory trust, Registrant’s operations are governed by its Declaration of Trust (the Declaration of Trust). Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (the DSTA) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant’s Declaration of Trust expressly provides that it has been organized under the DSTA and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware statutory trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant’s shareholders could be subject to personal liability.

To protect Registrant’s shareholders against the risk of personal liability, the Declaration of Trust: (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its Trustees; (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant’s business and the nature of its assets, the risk of personal liability to a shareholder is remote.

The Declaration of Trust further provides that Registrant shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of Registrant. The Declaration of Trust does not authorize Registrant to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by

Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The information in the statement of additional information under the caption “Trustees and Officers” and “Investment Advisory Agreements” is incorporated herein by reference. Other than its status as investment adviser to other State Farm mutual funds and other advisory clients, State Farm Investment Management Corp., has not at any time during the past two fiscal years engaged in any other business of a substantial nature. The directors and officers of State Farm Investment Management Corp., whose status is determined as of February 10, 2018, have engaged during the previous two fiscal years in other businesses, professions, vocations or employment or in the capacity of director, officer, employee, partner or trustee as described in the SAI and as described below:

Directors and Officers of State Farm Investment Management Corp.:

Michael L. Tipsord, Director and President. Chief Executive Officer and President - State Farm Mutual Automobile Insurance Company.

Mark Mikel, Vice President - Financial and Secretary*

Paul J. Smith, Senior Vice President and Director*

Joe R. Monk, Jr., Senior Vice President and Director*

Rand Harbert, Senior Vice President and Director. Executive Vice President and Chief Agency Sales and Marketing Officer - State Farm Mutual Automobile Insurance Company.

Lisa Stewart, Vice President and Director*

Joseph P. Young, Vice President*

Terrence Ludwig, Chief Compliance Officer, Treasurer and Anti-Money Laundering and Office of Foreign Assets Control Compliance Officer.*

*	See the information contained in the statement of additional information under the caption “Trustees and Officers,” incorporated herein by reference.

ITEM 32.	PRINCIPAL UNDERWRITERS

State Farm VP Management Corp. serves as the principal underwriter to the Registrant and to State Farm Associates’ Funds Trust, State Farm Variable Product Trust and to four separate accounts that offer the State Farm variable insurance products. The following table contains information concerning each director and officer of State Farm VP Management Corp., whose status is determined as of February 10, 2018 (unless otherwise indicated, the principal business address for each person shown is One State Farm Plaza, Bloomington, IL 61710-0001):

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Michael L. Tipsord	Director and President	None

Rand Harbert	Director and Senior Vice President	None

Joe R. Monk, Jr.	Senior Vice President and Director	Trustee, President and Chairperson of the Board

Paul J. Smith	Senior Vice President and Director	Trustee, Senior Vice President and Treasurer

Mark Mikel	Vice President - Financial and Secretary	Vice President and Secretary

Terrence Ludwig	Chief Compliance Officer, Treasurer and Anti-Money Laundering and Office of Foreign Assets Control Compliance Officer	Chief Compliance Officer, Assistant Secretary-Treasurer and Anti-Money Laundering and Office of Foreign Assets Control Compliance Officer.

Lisa Stewart	Vice President and Director	Vice President

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchase	Brokerage Commissions	Other Compensation
State Farm VP Management Corp.	N/A	N/A	N/A	N/A

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

(a)	Registrant

(b)	State Farm Investment Management Corp.

One State Farm Plaza

Bloomington, Illinois 61710-0001

(c)	BlackRock Fund Advisers

400 Howard Street

San Francisco, California 94105

(d)	State Street Bank

200 Clarendon Street

Boston, Massachusetts 02116

(e)	Bridgeway Capital Management, Inc.

5615 Kirby Drive, Suite 518

Houston, Texas 77005-2448

(f)	Westwood Management Corp.

200 Crescent Court

Dallas, Texas 75201

(g)	Marsico Capital Management, LLC

1200 17th Street, Suite 1600

Denver, Colorado 80202

(h)	Northern Cross, LLC

125 Summer Street, 14th Floor,

Suite 1470

Boston, Massachusetts 02110

(i)	J.P Morgan Chase Bank

3 Chase Metro Tech Center

Brooklyn, New York 11245

ITEM 34.	MANAGEMENT SERVICES

All the management-related service contracts under which services are provided to the Registrant are discussed in Parts A and B of this Registration Statement.

ITEM 35.	UNDERTAKINGS

N/A

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, State Farm Mutual Fund Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bloomington, and State of Illinois on the 27th day of April 2018.

STATE FARM MUTUAL FUND TRUST

By:	/s/ Joe R. Monk, Jr.
Joe R. Monk, Jr. Trustee, President and Chairperson of the Board

Pursuant to the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Joe R. Monk, Jr. Joe R. Monk, Jr.	Trustee, President and Chairperson of the Board	April 27, 2018

*Paul J. Smith	Trustee, Senior Vice President and Treasurer	April 27, 2018

*Thomas M. Mengler	Trustee	April 27, 2018

*Victor J. Boschini	Trustee	April 27, 2018

*David L. Vance	Trustee	April 27, 2018

*Alan R. Latshaw	Trustee	April 27, 2018

*Anita M. Nagler	Trustee	April 27, 2018

By:	/s/ David Moore
David Moore Attorney-In-Fact April 27, 2018

*	Original powers of attorney authorizing David Moore, among others, to execute this Registration Statement, and Amendments thereto, for the trustee of the Registrant on whose behalf this Registration Statement is filed, have been executed and are incorporated by reference into this Registration Statement from post-effective amendment number forty-nine on Form N-1A, No. 333-42004 filed on April 15, 2016.

EXHIBIT INDEX

EXHIBIT LETTER	DESCRIPTION
(d)(3)	Amended and Restated Reimbursement Arrangement between State Farm VP Management Corp., State Farm Investment Management Corp. and State Farm Mutual Fund Trust

(i)	Consent of Greenberg Traurig, LLP

(j)	Consent of PricewaterhouseCoopers LLP

(p)(2)	Code of Ethics of Bridgeway Capital Management, Inc.

(p)(3)	Code of Ethics of Westwood Management Corp.

(p)(4)	Code of Ethics of Marsico Capital Management, LLC

(p)(5)	Code of Ethics of Northern Cross, LLC

(p)(6)	Code of Ethics — BlackRock Fund Advisors